UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
 (Address of principal executive offices)                                        (Zip code)

Mark Amorosi  K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Victory Target Retirement Income Fund

Fund Shares

Ticker: URINX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Target Retirement Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$4	0.04%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Overall shorter duration in fixed income in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Retirement Income Fund, Fund Shares - $15,177	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	S&P Target Date Retirement Income Index - $15,032
4/15	$10,000	$10,000	$10,000
4/16	$9,880	$10,272	$10,049
4/17	$10,553	$10,357	$10,588
4/18	$10,962	$10,324	$11,064
4/19	$11,431	$10,870	$11,611
4/20	$11,603	$12,049	$12,048
4/21	$13,505	$12,017	$13,632
4/22	$12,852	$10,994	$12,901
4/23	$13,004	$10,947	$13,097
4/24	$13,934	$10,786	$13,810
4/25	$15,177	$11,651	$15,032

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.93%	5.52%	4.26%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P Target Date Retirement Income Index	8.85%	4.53%	4.16%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$641,679
Number of Holdings	33
Investment Advisory Fees	$-
Portfolio Turnover	10%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Government Securities Fund, Institutional Shares	21.7%
Victory Short-Term Bond Fund, Institutional Shares	11.8%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	10.8%
VictoryShares Corporate Bond ETF	6.3%
Victory Market Neutral Income Fund, Class I	5.8%
Victory High Income Fund, Institutional Shares	4.7%
Victory Target Managed Allocation Fund	4.6%
Victory Global Managed Volatility Fund, Institutional Shares	4.6%
Victory RS International Fund, Class R6	3.9%
VictoryShares Short-Term Bond ETF	3.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	49.0%
Affiliated Equity Mutual Funds	27.8%
Affiliated Equity Exchange-Traded Funds	13.2%
Affiliated Fixed-Income Exchange-Traded Funds	9.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URINX — AR (4/25)

Victory Target Retirement 2030 Fund

Fund Shares

Ticker: URTRX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Target Retirement 2030 Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$3	0.03%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Retirement 2030 Fund, Fund Shares - $17,536	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	S&P Target Date 2030 Index - $18,963
4/15	$10,000	$10,000	$10,000
4/16	$9,631	$10,272	$9,849
4/17	$10,839	$10,357	$11,019
4/18	$11,756	$10,324	$12,058
4/19	$12,192	$10,870	$12,762
4/20	$11,747	$12,049	$12,542
4/21	$15,035	$12,017	$16,326
4/22	$14,312	$10,994	$15,450
4/23	$14,503	$10,947	$15,799
4/24	$15,989	$10,786	$17,296
4/25	$17,536	$11,651	$18,963

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.67%	8.34%	5.78%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P Target Date 2030 Index	9.64%	8.62%	6.61%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,207,250
Number of Holdings	34
Investment Advisory Fees	$-
Portfolio Turnover	10%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Government Securities Fund, Institutional Shares	16.4%
Victory Target Managed Allocation Fund	7.7%
Victory Global Managed Volatility Fund, Institutional Shares	7.4%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	6.8%
VictoryShares Short-Term Bond ETF	5.9%
Victory Short-Term Bond Fund, Institutional Shares	5.5%
Victory RS International Fund, Class R6	5.5%
Victory High Income Fund, Institutional Shares	4.0%
Victory 500 Index Fund, Reward Shares	4.0%
VictoryShares Corporate Bond ETF	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	38.9%
Affiliated Fixed-Income Mutual Funds	32.7%
Affiliated Equity Exchange-Traded Funds	18.4%
Affiliated Fixed-Income Exchange-Traded Funds	9.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URTRX — AR (4/25)

Victory Target Retirement 2040 Fund

Fund Shares

Ticker: URFRX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Target Retirement 2040 Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Retirement 2040 Fund, Fund Shares - $18,903	S&P 500® Index (regulatory broad based index) - $31,955	S&P Target Date 2040 Index - $21,219
4/15	$10,000	$10,000	$10,000
4/16	$9,556	$10,121	$9,790
4/17	$10,907	$11,934	$11,129
4/18	$12,006	$13,517	$12,400
4/19	$12,419	$15,341	$13,133
4/20	$11,632	$15,474	$12,573
4/21	$15,685	$22,589	$17,526
4/22	$14,937	$22,637	$16,602
4/23	$15,164	$23,240	$17,023
4/24	$17,160	$28,507	$19,237
4/25	$18,903	$31,955	$21,219

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	10.16%	10.20%	6.57%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Target Date 2040 Index	10.30%	11.03%	7.81%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,566,202
Number of Holdings	34
Investment Advisory Fees	$-
Portfolio Turnover	12%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	10.8%
Victory Target Managed Allocation Fund	10.7%
Victory RS International Fund, Class R6	7.2%
Victory Government Securities Fund, Institutional Shares	6.8%
Victory 500 Index Fund, Reward Shares	5.6%
Victory Trivalent International Fund-Core Equity, Class R6	5.0%
VictoryShares International Value Momentum ETF	4.5%
VictoryShares WestEnd U.S. Sector ETF	4.2%
VictoryShares Short-Term Bond ETF	4.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	4.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	51.5%
Affiliated Fixed-Income Mutual Funds	16.2%
Affiliated Equity Exchange-Traded Funds	25.4%
Affiliated Fixed-Income Exchange-Traded Funds	6.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFRX — AR (4/25)

Victory Target Retirement 2050 Fund

Fund Shares

Ticker: URFFX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Target Retirement 2050 Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$3	0.03%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Retirement 2050 Fund, Fund Shares - $19,732	MSCI All Country World Index (regulatory broad based index) - $22,879	S&P Target Date 2050 Index - $22,231
4/15	$10,000	$10,000	$10,000
4/16	$9,540	$9,434	$9,748
4/17	$10,937	$10,861	$11,200
4/18	$12,114	$12,400	$12,566
4/19	$12,508	$13,028	$13,297
4/20	$11,639	$12,382	$12,608
4/21	$16,139	$18,046	$18,012
4/22	$15,373	$17,064	$17,079
4/23	$15,608	$17,416	$17,544
4/24	$17,905	$20,457	$20,113
4/25	$19,732	$22,879	$22,231

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	10.20%	11.13%	7.03%
MSCI All Country World Index	11.84%	13.07%	8.63%
S&P Target Date 2050 Index	10.53%	12.01%	8.32%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$988,588
Number of Holdings	33
Investment Advisory Fees	$-
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	12.6%
Victory Target Managed Allocation Fund	12.4%
Victory RS International Fund, Class R6	8.3%
Victory 500 Index Fund, Reward Shares	6.9%
VictoryShares International Value Momentum ETF	5.4%
Victory Trivalent International Fund-Core Equity, Class R6	5.3%
VictoryShares WestEnd U.S. Sector ETF	5.0%
Victory Government Securities Fund, Institutional Shares	4.1%
Victory Nasdaq-100 Index Fund, Class R6	3.9%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	59.4%
Affiliated Fixed-Income Mutual Funds	8.9%
Affiliated Equity Exchange-Traded Funds	30.0%
Affiliated Fixed-Income Exchange-Traded Funds	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFFX — AR (4/25)

Victory Target Retirement 2060 Fund

Fund Shares

Ticker: URSIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Target Retirement 2060 Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.10%

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Retirement 2060 Fund, Fund Shares - $19,551	MSCI All Country World Index (regulatory broad based index) - $22,879	S&P Target Date 2060 Index - $22,463
4/15	$10,000	$10,000	$10,000
4/16	$9,537	$9,434	$9,717
4/17	$10,929	$10,861	$11,231
4/18	$12,077	$12,400	$12,636
4/19	$12,455	$13,028	$13,387
4/20	$11,557	$12,382	$12,683
4/21	$16,029	$18,046	$18,188
4/22	$15,251	$17,064	$17,239
4/23	$15,495	$17,416	$17,719
4/24	$17,800	$20,457	$20,328
4/25	$19,551	$22,879	$22,463

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.84%	11.09%	6.93%
MSCI All Country World Index	11.84%	13.07%	8.63%
S&P Target Date 2060 Index	10.50%	12.11%	8.43%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$149,365
Number of Holdings	31
Investment Advisory Fees	$-
Portfolio Turnover	12%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	12.9%
Victory Target Managed Allocation Fund	12.3%
Victory RS International Fund, Class R6	8.4%
Victory 500 Index Fund, Reward Shares	7.9%
VictoryShares WestEnd U.S. Sector ETF	5.5%
VictoryShares International Value Momentum ETF	5.3%
Victory Trivalent International Fund-Core Equity, Class R6	5.2%
Victory Government Securities Fund, Institutional Shares	3.9%
Victory Nasdaq-100 Index Fund, Class R6	3.9%
VictoryShares Free Cash Flow ETF	3.6%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	59.7%
Affiliated Fixed-Income Mutual Funds	6.2%
Affiliated Equity Exchange-Traded Funds	32.4%
Affiliated Fixed-Income Exchange-Traded Funds	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSIX — AR (4/25)

Victory Aggressive Growth Fund

Fund Shares

Ticker: USAUX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$68	0.64%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in information technology was a contributor to relative performance as compared to the Russell 1000®Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in financials was positive relative to the Index.

Top detractors from performance:

  Stock selection in consumer staples hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in real estate was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Aggressive Growth Fund, Fund Shares - $32,628	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Growth Index - $41,400	Lipper Large-Cap Growth Funds Index - $35,407
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,964	$10,121	$10,107	$9,770
4/17	$11,747	$11,934	$12,078	$11,649
4/18	$14,012	$13,517	$14,367	$14,060
4/19	$16,197	$15,341	$16,872	$16,341
4/20	$16,640	$15,474	$18,700	$17,869
4/21	$24,920	$22,589	$28,314	$27,063
4/22	$20,642	$22,637	$26,800	$23,623
4/23	$21,023	$23,240	$27,426	$23,993
4/24	$28,629	$28,507	$36,148	$31,778
4/25	$32,628	$31,955	$41,400	$35,407

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	13.97%	14.42%	12.55%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,202,025
Number of Holdings	55
Investment Advisory Fees	$9,573
Portfolio Turnover	30%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.2%
Financials	6.8%
Industrials	8.2%
Health Care	10.5%
Consumer Discretionary	11.5%
Communication Services	16.7%
Information TechnologyFootnote Reference**	43.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	5.8%
Amazon.com, Inc.	5.3%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	4.9%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.3%
Broadcom, Inc.	4.0%
Eli Lilly & Co.	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAUX — AR (4/25)

Victory Aggressive Growth Fund

Institutional Shares

Ticker: UIAGX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$76	0.71%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in information technology was a contributor to relative performance as compared to the Russell 1000®Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in financials was positive relative to the Index.

Top detractors from performance:

  Stock selection in consumer staples hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in real estate was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Aggressive Growth Fund Institutional Shares - $3,273,327	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Growth Index - $4,139,981	Lipper Large-Cap Growth Funds Index - $3,540,651
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$998,221	$1,012,065	$1,010,739	$977,003
4/17	$1,175,938	$1,193,410	$1,207,787	$1,164,888
4/18	$1,404,063	$1,351,728	$1,436,739	$1,406,023
4/19	$1,623,322	$1,534,135	$1,687,192	$1,634,126
4/20	$1,668,114	$1,547,376	$1,870,011	$1,786,950
4/21	$2,497,314	$2,258,890	$2,831,421	$2,706,324
4/22	$2,068,022	$2,263,703	$2,680,007	$2,362,277
4/23	$2,109,364	$2,324,014	$2,742,612	$2,399,289
4/24	$2,873,756	$2,850,673	$3,614,769	$3,177,802
4/25	$3,273,327	$3,195,495	$4,139,981	$3,540,651

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	13.90%	14.43%	12.59%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,202,025
Number of Holdings	55
Investment Advisory Fees	$9,573
Portfolio Turnover	30%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.2%
Financials	6.8%
Industrials	8.2%
Health Care	10.5%
Consumer Discretionary	11.5%
Communication Services	16.7%
Information TechnologyFootnote Reference**	43.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	5.8%
Amazon.com, Inc.	5.3%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	4.9%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.3%
Broadcom, Inc.	4.0%
Eli Lilly & Co.	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIAGX — AR (4/25)

Victory Capital Growth Fund

Fund Shares

Ticker: USCGX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$114	1.09%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to energy was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in consumer discretionary and energy hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Capital Growth Fund, Fund Shares - $22,338	MSCI All Country World Index (regulatory broad based index) - $22,879	Lipper Global Funds Index - $21,273
4/15	$10,000	$10,000	$10,000
4/16	$9,584	$9,434	$9,451
4/17	$11,193	$10,861	$11,011
4/18	$12,962	$12,400	$12,397
4/19	$13,154	$13,028	$12,752
4/20	$11,687	$12,382	$11,840
4/21	$16,804	$18,046	$17,867
4/22	$16,517	$17,064	$15,944
4/23	$17,175	$17,416	$16,535
4/24	$20,345	$20,457	$19,387
4/25	$22,338	$22,879	$21,273

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.80%	13.83%	8.37%
MSCI All Country World Index	11.84%	13.07%	8.63%
Lipper Global Funds Index	9.73%	12.43%	7.84%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$910,434
Number of Holdings	454
Investment Advisory Fees	$7,386
Portfolio Turnover	57%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	2.7%
Real Estate	2.8%
Materials	4.1%
Consumer Discretionary	8.9%
Communication Services	8.9%
Consumer Staples	9.0%
Industrials	11.8%
Health Care	12.1%
Financials	15.8%
Information Technology	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.7%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.3%
Microsoft Corp.	1.7%
JPMorgan Chase & Co.	1.4%
Merck & Co., Inc.	1.0%
Verizon Communications, Inc.	1.0%
AbbVie, Inc.	0.9%
SAP SE	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCGX — AR (4/25)

Victory Capital Growth Fund

Institutional Shares

Ticker: UICGX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$119	1.13%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to energy was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in consumer discretionary and energy hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Capital Growth Fund Institutional Shares - $2,259,107	MSCI All Country World Index (regulatory broad based index) - $2,349,700	Lipper Global Funds Index - $2,156,490
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
4/16	$961,815	$968,853	$958,090
4/17	$1,123,963	$1,115,480	$1,116,244
4/18	$1,303,480	$1,273,489	$1,256,740
4/19	$1,323,448	$1,337,955	$1,292,757
4/20	$1,175,979	$1,271,627	$1,200,266
4/21	$1,695,184	$1,853,322	$1,811,268
4/22	$1,674,317	$1,752,483	$1,616,286
4/23	$1,737,380	$1,788,597	$1,676,192
4/24	$2,056,990	$2,100,942	$1,965,310
4/25	$2,259,107	$2,349,700	$2,156,490
Footnote	Description
Footnote*	Inception date for the Victory Capital Growth Fund, Institutional Shares is 8/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Institutional Shares	9.74%	13.95%	8.75%
MSCI All Country World Index	11.84%	13.07%	9.19%
Lipper Global Funds Index	9.73%	12.43%	8.23%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$910,434
Number of Holdings	454
Investment Advisory Fees	$7,386
Portfolio Turnover	57%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	2.7%
Real Estate	2.8%
Materials	4.1%
Consumer Discretionary	8.9%
Communication Services	8.9%
Consumer Staples	9.0%
Industrials	11.8%
Health Care	12.1%
Financials	15.8%
Information Technology	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.7%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.3%
Microsoft Corp.	1.7%
JPMorgan Chase & Co.	1.4%
Merck & Co., Inc.	1.0%
Verizon Communications, Inc.	1.0%
AbbVie, Inc.	0.9%
SAP SE	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UICGX — AR (4/25)

Victory Global Managed Volatility Fund

Fund Shares

Ticker: UGMVX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.90%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to South Korea was a country level contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in energy hurt relative performance as compared to the Index.

  An underweight to financials was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in Canada and China.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Global Managed Volatility Fund, Fund Shares - $19,568	MSCI All Country World Index (regulatory broad based index) - $22,879	Global Managed Volatility Composite Index - $19,329
4/15	$10,000	$10,000	$10,000
4/16	$9,390	$9,434	$9,626
4/17	$10,571	$10,861	$10,640
4/18	$11,890	$12,400	$11,702
4/19	$12,278	$13,028	$12,242
4/20	$11,261	$12,382	$11,918
4/21	$15,225	$18,046	$15,585
4/22	$14,764	$17,064	$14,979
4/23	$15,467	$17,416	$15,452
4/24	$17,488	$20,457	$17,570
4/25	$19,568	$22,879	$19,329

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	11.89%	11.68%	6.94%
MSCI All Country World Index	11.84%	13.07%	8.63%
Global Managed Volatility Composite Index	10.01%	10.15%	6.81%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$442,373
Number of Holdings	404
Investment Advisory Fees	$2,970
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	1.0%
Materials	2.5%
Energy	4.5%
Communication Services	6.8%
Health Care	10.8%
Consumer Staples	11.4%
Financials	12.4%
Consumer Discretionary	12.5%
Industrials	13.2%
Information Technology	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.4%
NVIDIA Corp.	3.3%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corp.	2.0%
Alphabet, Inc., Class C	2.0%
Philip Morris International, Inc.	1.8%
Mastercard, Inc., Class A	1.5%
Altria Group, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Booking Holdings, Inc.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGMVX — AR (4/25)

Victory Global Managed Volatility Fund

Institutional Shares

Ticker: UGOFX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$74	0.70%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to South Korea was a country level contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in energy hurt relative performance as compared to the Index.

  An underweight to financials was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in Canada and China.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Global Managed Volatility Fund Institutional Shares - $1,993,850	MSCI All Country World Index (regulatory broad based index) - $2,287,909	Global Managed Volatility Composite Index - $1,932,895
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$939,398	$943,375	$962,562
4/17	$1,059,725	$1,086,146	$1,063,967
4/18	$1,194,311	$1,240,000	$1,170,241
4/19	$1,236,426	$1,302,771	$1,224,194
4/20	$1,134,927	$1,238,186	$1,191,810
4/21	$1,539,182	$1,804,584	$1,558,505
4/22	$1,495,705	$1,706,398	$1,497,894
4/23	$1,570,335	$1,741,562	$1,545,172
4/24	$1,777,898	$2,045,693	$1,756,951
4/25	$1,993,850	$2,287,909	$1,932,895

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	12.15%	11.93%	7.14%
MSCI All Country World Index	11.84%	13.07%	8.63%
Global Managed Volatility Composite Index	10.01%	10.15%	6.81%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$442,373
Number of Holdings	404
Investment Advisory Fees	$2,970
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	1.0%
Materials	2.5%
Energy	4.5%
Communication Services	6.8%
Health Care	10.8%
Consumer Staples	11.4%
Financials	12.4%
Consumer Discretionary	12.5%
Industrials	13.2%
Information Technology	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.4%
NVIDIA Corp.	3.3%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corp.	2.0%
Alphabet, Inc., Class C	2.0%
Philip Morris International, Inc.	1.8%
Mastercard, Inc., Class A	1.5%
Altria Group, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Booking Holdings, Inc.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGOFX — AR (4/25)

Victory Growth & Income Fund

Fund Shares

Ticker: USGRX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$90	0.86%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An overweight to financials was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in energy and industrials hurt relative performance as compared to the Index.

  An underweight to communication services was a detractor to performance relative to the Index.

  Stock selection in materials was a negative contributor to the performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Growth & Income Fund, Fund Shares - $25,380	Russell 3000® Index (regulatory broad based index) - $30,174	Lipper Multi-Cap Core Funds Index - $26,843
4/15	$10,000	$10,000	$10,000
4/16	$9,669	$9,982	$9,802
4/17	$11,701	$11,837	$11,525
4/18	$13,009	$13,382	$12,949
4/19	$14,104	$15,079	$14,190
4/20	$13,005	$14,922	$13,717
4/21	$18,864	$22,520	$20,905
4/22	$18,372	$21,819	$20,142
4/23	$18,644	$22,146	$20,431
4/24	$23,179	$27,085	$24,708
4/25	$25,380	$30,174	$26,843

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.45%	14.31%	9.76%
Russell 3000® Index	11.40%	15.12%	11.68%
Lipper Multi-Cap Core Funds Index	8.64%	14.37%	10.38%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,878,468
Number of Holdings	407
Investment Advisory Fees	$12,560
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	2.3%
Real Estate	2.4%
Energy	3.3%
Consumer Discretionary	8.0%
Industrials	8.0%
Communication Services	9.1%
Consumer Staples	9.2%
Financials	15.3%
Health Care	16.1%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Microsoft Corp.	5.1%
Apple, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Johnson & Johnson	1.8%
Eli Lilly & Co.	1.8%
AbbVie, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGRX — AR (4/25)

Victory Growth & Income Fund

Institutional Shares

Ticker: UIGIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.93%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An overweight to financials was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in energy and industrials hurt relative performance as compared to the Index.

  An underweight to communication services was a detractor to performance relative to the Index.

  Stock selection in materials was a negative contributor to the performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Growth & Income Fund Institutional Shares - $2,512,691	Russell 3000® Index (regulatory broad based index) - $2,978,065	Lipper Multi-Cap Core Funds Index - $2,661,335
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
4/16	$944,269	$985,240	$971,824
4/17	$1,143,525	$1,168,327	$1,142,674
4/18	$1,272,188	$1,320,766	$1,283,815
4/19	$1,379,974	$1,488,259	$1,406,825
4/20	$1,272,896	$1,472,757	$1,359,999
4/21	$1,847,662	$2,222,669	$2,072,620
4/22	$1,806,957	$2,153,446	$1,996,947
4/23	$1,851,186	$2,185,812	$2,025,576
4/24	$2,295,315	$2,673,272	$2,449,675
4/25	$2,512,691	$2,978,065	$2,661,335
Footnote	Description
Footnote*	Inception date for the Victory Growth & Income Fund, Institutional Shares is 8/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Institutional Shares	9.43%	14.57%	9.94%
Russell 3000® Index	11.40%	15.12%	11.88%
Lipper Multi-Cap Core Funds Index	8.64%	14.37%	10.59%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,878,468
Number of Holdings	407
Investment Advisory Fees	$12,560
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	2.3%
Real Estate	2.4%
Energy	3.3%
Consumer Discretionary	8.0%
Industrials	8.0%
Communication Services	9.1%
Consumer Staples	9.2%
Financials	15.3%
Health Care	16.1%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Microsoft Corp.	5.1%
Apple, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Johnson & Johnson	1.8%
Eli Lilly & Co.	1.8%
AbbVie, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGIX — AR (4/25)

Victory Growth Fund

Fund Shares

Ticker: USAAX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.89%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in communication services was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in health care hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Growth Fund, Fund Shares - $33,507	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Growth Index - $41,400	Lipper Large-Cap Growth Funds Index - $35,407
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,212	$10,121	$10,107	$9,770
4/17	$12,088	$11,934	$12,078	$11,649
4/18	$13,936	$13,517	$14,367	$14,060
4/19	$16,388	$15,341	$16,872	$16,341
4/20	$16,979	$15,474	$18,700	$17,869
4/21	$25,073	$22,589	$28,314	$27,063
4/22	$21,055	$22,637	$26,800	$23,623
4/23	$22,294	$23,240	$27,426	$23,993
4/24	$29,419	$28,507	$36,148	$31,778
4/25	$33,507	$31,955	$41,400	$35,407

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	13.90%	14.56%	12.85%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,229,415
Number of Holdings	68
Investment Advisory Fees	$16,829
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	2.6%
Industrials	5.9%
Financials	8.5%
Health Care	10.7%
Consumer Discretionary	13.6%
Communication Services	19.1%
Information TechnologyFootnote Reference**	38.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	9.5%
Microsoft Corp.	8.0%
Netflix, Inc.	6.1%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.9%
Tesla, Inc.	4.1%
Alphabet, Inc., Class C	3.2%
Oracle Corp.	2.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAAX — AR (4/25)

Victory Growth Fund

Institutional Shares

Ticker: UIGRX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.91%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in communication services was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in health care hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to relative performance to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Growth Fund Institutional Shares - $3,363,778	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Growth Index - $4,139,981	Lipper Large-Cap Growth Funds Index - $3,540,651
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,022,012	$1,012,065	$1,010,739	$977,003
4/17	$1,210,753	$1,193,410	$1,207,787	$1,164,888
4/18	$1,396,898	$1,351,728	$1,436,739	$1,406,023
4/19	$1,643,539	$1,534,135	$1,687,192	$1,634,126
4/20	$1,703,086	$1,547,376	$1,870,011	$1,786,950
4/21	$2,515,979	$2,258,890	$2,831,421	$2,706,324
4/22	$2,112,415	$2,263,703	$2,680,007	$2,362,277
4/23	$2,237,864	$2,324,014	$2,742,612	$2,399,289
4/24	$2,953,195	$2,850,673	$3,614,769	$3,177,802
4/25	$3,363,778	$3,195,495	$4,139,981	$3,540,651

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	13.87%	14.58%	12.90%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,229,415
Number of Holdings	68
Investment Advisory Fees	$16,829
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	2.6%
Industrials	5.9%
Financials	8.5%
Health Care	10.7%
Consumer Discretionary	13.6%
Communication Services	19.1%
Information TechnologyFootnote Reference**	38.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	9.5%
Microsoft Corp.	8.0%
Netflix, Inc.	6.1%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.9%
Tesla, Inc.	4.1%
Alphabet, Inc., Class C	3.2%
Oracle Corp.	2.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGRX — AR (4/25)

Victory Income Stock Fund

Fund Shares

Ticker: USISX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$77	0.75%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An overweight to consumer staples was a contributor relative to the Index.

Top detractors from performance:

  Stock selection in energy was a detractor to performance compared to the Index.

  An underweight as well as poor stock selection in financials detracted from performance relative to the Index.

  Stock selection in industrials was a detractor from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Income Stock Fund, Fund Shares - $22,847	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Value Index - $22,313	Lipper Equity Income Funds Index - $23,125
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,109	$10,121	$9,960	$9,954
4/17	$11,512	$11,934	$11,608	$11,465
4/18	$12,558	$13,517	$12,479	$12,489
4/19	$13,871	$15,341	$13,610	$13,733
4/20	$12,441	$15,474	$12,111	$12,771
4/21	$17,133	$22,589	$17,673	$17,804
4/22	$18,198	$22,637	$17,906	$18,545
4/23	$18,425	$23,240	$18,123	$18,947
4/24	$21,625	$28,507	$20,556	$21,307
4/25	$22,847	$31,955	$22,313	$23,125

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	5.65%	12.93%	8.61%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Equity Income Funds Index	8.53%	12.61%	8.74%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,395,246
Number of Holdings	149
Investment Advisory Fees	$13,953
Portfolio Turnover	76%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Materials	3.4%
Utilities	4.5%
Real Estate	4.9%
Consumer Discretionary	5.5%
Energy	6.5%
Information Technology	8.5%
Consumer Staples	12.1%
Industrials	13.8%
Health Care	18.1%
Financials	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	4.4%
Johnson & Johnson	2.9%
Gilead Sciences, Inc.	2.6%
Altria Group, Inc.	2.4%
AbbVie, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Philip Morris International, Inc.	1.9%
Automatic Data Processing, Inc.	1.9%
EOG Resources, Inc.	1.8%
Lockheed Martin Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USISX — AR (4/25)

Victory Income Stock Fund

Institutional Shares

Ticker: UIISX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$78	0.76%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An overweight to consumer staples was a contributor relative to the Index.

Top detractors from performance:

  Stock selection in energy was a detractor to performance compared to the Index.

  An underweight as well as poor stock selection in financials detracted from performance relative to the Index.

  Stock selection in industrials was a detractor from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Income Stock Fund Institutional Shares - $2,290,174	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Value Index - $2,231,316	Lipper Equity Income Funds Index - $2,312,515
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,010,938	$1,012,065	$995,957	$995,363
4/17	$1,151,794	$1,193,410	$1,160,795	$1,146,499
4/18	$1,256,985	$1,351,728	$1,247,894	$1,248,923
4/19	$1,388,960	$1,534,135	$1,360,985	$1,373,338
4/20	$1,246,050	$1,547,376	$1,211,099	$1,277,080
4/21	$1,717,009	$2,258,890	$1,767,298	$1,780,416
4/22	$1,823,164	$2,263,703	$1,790,593	$1,854,526
4/23	$1,846,125	$2,324,014	$1,812,312	$1,894,692
4/24	$2,166,467	$2,850,673	$2,055,560	$2,130,731
4/25	$2,290,174	$3,195,495	$2,231,316	$2,312,515

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	5.71%	12.94%	8.64%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Equity Income Funds Index	8.53%	12.61%	8.74%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,395,246
Number of Holdings	149
Investment Advisory Fees	$13,953
Portfolio Turnover	76%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Materials	3.4%
Utilities	4.5%
Real Estate	4.9%
Consumer Discretionary	5.5%
Energy	6.5%
Information Technology	8.5%
Consumer Staples	12.1%
Industrials	13.8%
Health Care	18.1%
Financials	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	4.4%
Johnson & Johnson	2.9%
Gilead Sciences, Inc.	2.6%
Altria Group, Inc.	2.4%
AbbVie, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Philip Morris International, Inc.	1.9%
Automatic Data Processing, Inc.	1.9%
EOG Resources, Inc.	1.8%
Lockheed Martin Corp.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIISX — AR (4/25)

Victory Science & Technology Fund

Fund Shares

Ticker: USSCX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$101	0.96%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer services was a contributor to relative performance as compared to the S&P North American Technology Sector IndexTM (the “Index”).

  Stock selection in software & services, a sub industry of the information technology sector, contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in technology hardware & equipment, a sub industry of the information technology sector, hurt relative performance as compared to the Index.

  An overweight to health care and consumer discretionary sectors was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Science & Technology Fund, Fund Shares - $27,094	S&P 500® Index (regulatory broad based index) - $31,955	S&P North American Technology Sector Index™ - $56,895	Lipper Science & Technology Funds Index - $39,177	S&P Composite 1500 Health Care Index - $23,224
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$10,018	$10,121	$10,280	$9,642	$9,919
4/17	$12,434	$11,934	$13,810	$12,730	$10,998
4/18	$14,959	$13,517	$17,785	$15,975	$12,306
4/19	$17,661	$15,341	$21,746	$18,822	$13,573
4/20	$19,057	$15,474	$24,611	$19,992	$15,483
4/21	$31,566	$22,589	$38,779	$33,887	$19,406
4/22	$20,406	$22,637	$34,127	$27,687	$20,760
4/23	$19,129	$23,240	$34,856	$26,697	$21,539
4/24	$24,490	$28,507	$50,770	$36,107	$22,886
4/25	$27,094	$31,955	$56,895	$39,177	$23,224

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	10.64%	7.29%	10.48%
S&P 500® Index	12.10%	15.61%	12.32%
S&P North American Technology Sector Index™	12.07%	18.25%	18.99%
Lipper Science & Technology Funds Index	8.50%	14.40%	14.63%
S&P Composite 1500 Health Care Index	1.48%	8.45%	8.79%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,104,070
Number of Holdings	255
Investment Advisory Fees	$8,544
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Industrials	0.4%
Financials	2.6%
Consumer Discretionary	3.2%
Health Care	15.0%
Communication Services	15.9%
Information TechnologyFootnote Reference**	60.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	7.6%
Microsoft Corp.	7.3%
Meta Platforms, Inc., Class A	7.1%
Alphabet, Inc., Class A	3.5%
AppLovin Corp., Class A	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.7%
Netflix, Inc.	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSCX — AR (4/25)

Victory Science & Technology Fund

Class A

Ticker: USTCX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$135	1.28%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer services was a contributor to relative performance as compared to the S&P North American Technology Sector IndexTM (the “Index”).

  Stock selection in software & services, a sub industry of the information technology sector, contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in technology hardware & equipment, a sub industry of the information technology sector, hurt relative performance as compared to the Index.

  An overweight to health care and consumer discretionary sectors was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Science & Technology Fund Class A @ NAV - $26,335	Victory Science & Technology Fund Class A @ MOP - $24,823	S&P 500® Index (regulatory broad based index) - $31,955	S&P North American Technology Sector Index™ - $56,895	Lipper Science & Technology Funds Index - $39,177	S&P Composite 1500 Health Care Index - $23,224
4/15	$10,000	$9,426	$10,000	$10,000	$10,000	$10,000
4/16	$9,989	$9,416	$10,121	$10,280	$9,642	$9,919
4/17	$12,362	$11,652	$11,934	$13,810	$12,730	$10,998
4/18	$14,833	$13,981	$13,517	$17,785	$15,975	$12,306
4/19	$17,473	$16,470	$15,341	$21,746	$18,822	$13,573
4/20	$18,794	$17,715	$15,474	$24,611	$19,992	$15,483
4/21	$31,050	$29,268	$22,589	$38,779	$33,887	$19,406
4/22	$20,015	$18,866	$22,637	$34,127	$27,687	$20,760
4/23	$18,707	$17,634	$23,240	$34,856	$26,697	$21,539
4/24	$23,886	$22,515	$28,507	$50,770	$36,107	$22,886
4/25	$26,335	$24,823	$31,955	$56,895	$39,177	$23,224

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	10.25%	6.98%	10.17%
Class A @ MOP	3.92%	5.72%	9.52%
S&P 500® Index	12.10%	15.61%	12.32%
S&P North American Technology Sector Index™	12.07%	18.25%	18.99%
Lipper Science & Technology Funds Index	8.50%	14.40%	14.63%
S&P Composite 1500 Health Care Index	1.48%	8.45%	8.79%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,104,070
Number of Holdings	255
Investment Advisory Fees	$8,544
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Industrials	0.4%
Financials	2.6%
Consumer Discretionary	3.2%
Health Care	15.0%
Communication Services	15.9%
Information TechnologyFootnote Reference**	60.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	7.6%
Microsoft Corp.	7.3%
Meta Platforms, Inc., Class A	7.1%
Alphabet, Inc., Class A	3.5%
AppLovin Corp., Class A	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.7%
Netflix, Inc.	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTCX — AR (4/25)

Victory Small Cap Stock Fund

Fund Shares

Ticker: USCAX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$98	1.01%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in financials and real estate contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to consumer staples hurt relative performance as compared to the Index.

  Stock selection in health care and industrials was a detractor to performance relative to the Index

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Small Cap Stock Fund, Fund Shares - $17,667	Russell 3000® Index (regulatory broad based index) - $30,174	Russell 2000® Index - $18,462	Lipper Small-Cap Core Funds Index - $19,713	S&P SmallCap 600 Index - $20,261
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$9,381	$9,982	$9,406	$9,677	$10,026
4/17	$11,141	$11,837	$11,816	$11,898	$12,458
4/18	$12,222	$13,382	$13,179	$13,110	$14,056
4/19	$13,017	$15,079	$13,787	$13,820	$14,677
4/20	$11,078	$14,922	$11,527	$11,105	$11,801
4/21	$20,196	$22,520	$20,163	$19,306	$20,871
4/22	$16,916	$21,819	$16,762	$17,660	$19,089
4/23	$16,621	$22,146	$16,151	$17,289	$18,355
4/24	$18,607	$27,085	$18,302	$19,772	$20,659
4/25	$17,667	$30,174	$18,462	$19,713	$20,261

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	-5.05%	9.78%	5.86%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%
Lipper Small-Cap Core Funds Index	-0.30%	12.16%	7.02%
S&P SmallCap 600 Index	-1.93%	11.42%	7.32%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$720,116
Number of Holdings	502
Investment Advisory Fees	$6,023
Portfolio Turnover	70%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Consumer Staples	2.9%
Utilities	2.9%
Energy	4.1%
Real Estate	4.8%
Materials	4.8%
Consumer Discretionary	11.1%
Information Technology	14.0%
Health Care	15.0%
Industrials	16.4%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Texas Capital Bancshares, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Casella Waste Systems, Inc.	0.9%
CorVel Corp.	0.9%
Acadian Asset Management, Inc.	0.8%
Hawkins, Inc.	0.7%
Atmus Filtration Technologies, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
Porch Group, Inc.	0.6%
Gates Industrial Corp. PLC	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCAX — AR (4/25)

Victory Small Cap Stock Fund

Institutional Shares

Ticker: UISCX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$91	0.93%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in financials and real estate contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to consumer staples hurt relative performance as compared to the Index.

  Stock selection in health care and industrials was a detractor to performance relative to the Index

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Small Cap Stock Fund Institutional Shares - $1,786,348	Russell 3000® Index (regulatory broad based index) - $3,017,354	Russell 2000® Index - $1,846,209	Lipper Small-Cap Core Funds Index - $1,971,311	S&P SmallCap 600 Index - $2,026,147
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$940,245	$998,237	$940,554	$967,714	$1,002,648
4/17	$1,117,417	$1,183,740	$1,181,602	$1,189,779	$1,245,839
4/18	$1,227,627	$1,338,190	$1,317,927	$1,311,035	$1,405,567
4/19	$1,309,139	$1,507,893	$1,378,709	$1,381,974	$1,467,731
4/20	$1,114,916	$1,492,186	$1,152,745	$1,110,514	$1,180,132
4/21	$2,033,719	$2,251,992	$2,016,300	$1,930,554	$2,087,109
4/22	$1,705,092	$2,181,856	$1,676,163	$1,766,011	$1,908,868
4/23	$1,675,984	$2,214,649	$1,615,062	$1,728,903	$1,835,527
4/24	$1,877,968	$2,708,540	$1,830,196	$1,977,190	$2,065,936
4/25	$1,786,348	$3,017,354	$1,846,209	$1,971,311	$2,026,147

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	-4.88%	9.89%	5.97%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%
Lipper Small-Cap Core Funds Index	-0.30%	12.16%	7.02%
S&P SmallCap 600 Index	-1.93%	11.42%	7.32%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$720,116
Number of Holdings	502
Investment Advisory Fees	$6,023
Portfolio Turnover	70%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Consumer Staples	2.9%
Utilities	2.9%
Energy	4.1%
Real Estate	4.8%
Materials	4.8%
Consumer Discretionary	11.1%
Information Technology	14.0%
Health Care	15.0%
Industrials	16.4%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Texas Capital Bancshares, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Casella Waste Systems, Inc.	0.9%
CorVel Corp.	0.9%
Acadian Asset Management, Inc.	0.8%
Hawkins, Inc.	0.7%
Atmus Filtration Technologies, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
Porch Group, Inc.	0.6%
Gates Industrial Corp. PLC	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISCX — AR (4/25)

Victory Value Fund

Fund Shares

Ticker: UVALX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$98	0.95%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in utilities and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to financials and utilities hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Value Fund, Fund Shares - $20,651	Russell 1000® Index (regulatory broad based index) - $31,142	Russell 1000® Value Index - $22,313	Lipper Multi-Cap Value Funds Index - $20,645	Lipper Large-Cap Value Funds Index - $24,354
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$9,614	$10,034	$9,960	$9,686	$9,785
4/17	$11,255	$11,843	$11,608	$11,280	$11,486
4/18	$11,904	$13,402	$12,479	$12,100	$12,617
4/19	$12,749	$15,189	$13,610	$12,644	$13,773
4/20	$10,663	$15,202	$12,111	$10,690	$12,344
4/21	$15,636	$22,723	$17,673	$16,552	$18,309
4/22	$16,212	$22,247	$17,906	$16,582	$18,464
4/23	$16,451	$22,651	$18,123	$16,905	$19,027
4/24	$19,376	$27,820	$20,556	$19,635	$22,484
4/25	$20,651	$31,142	$22,313	$20,645	$24,354

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	6.58%	14.13%	7.52%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Multi-Cap Value Funds Index	5.14%	14.07%	7.52%
Lipper Large-Cap Value Funds Index	8.32%	14.56%	9.31%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,233,878
Number of Holdings	184
Investment Advisory Fees	$8,859
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.8%
Utilities	4.5%
Communication Services	4.8%
Energy	5.0%
Consumer Discretionary	6.9%
Consumer Staples	7.0%
Information Technology	9.6%
Industrials	15.6%
Health Care	16.6%
Financials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	2.4%
Everest Group Ltd.	2.1%
The Cigna Group	1.9%
Keurig Dr. Pepper, Inc.	1.6%
Cboe Global Markets, Inc.	1.5%
Johnson & Johnson	1.5%
LKQ Corp.	1.5%
Fairfax Financial Holdings Ltd.	1.5%
Exxon Mobil Corp.	1.4%
Citigroup, Inc.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVALX — AR (4/25)

Victory Value Fund

Institutional Shares

Ticker: UIVAX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$94	0.91%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in utilities and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to financials and utilities hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Value Fund Institutional Shares - $2,081,170	Russell 1000® Index (regulatory broad based index) - $3,114,248	Russell 1000® Value Index - $2,231,316	Lipper Multi-Cap Value Funds Index - $2,064,487	Lipper Large-Cap Value Funds Index - $2,435,397
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$962,758	$1,003,370	$995,957	$968,558	$978,524
4/17	$1,128,480	$1,184,253	$1,160,795	$1,127,973	$1,148,626
4/18	$1,194,024	$1,340,214	$1,247,894	$1,209,954	$1,261,681
4/19	$1,280,036	$1,518,861	$1,360,985	$1,264,357	$1,377,329
4/20	$1,072,315	$1,520,162	$1,211,099	$1,069,016	$1,234,360
4/21	$1,573,196	$2,272,325	$1,767,298	$1,655,198	$1,830,886
4/22	$1,631,895	$2,224,671	$1,790,593	$1,658,242	$1,846,361
4/23	$1,655,906	$2,265,109	$1,812,312	$1,690,513	$1,902,746
4/24	$1,952,282	$2,782,006	$2,055,560	$1,963,541	$2,248,382
4/25	$2,081,170	$3,114,248	$2,231,316	$2,064,487	$2,435,397

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	6.60%	14.18%	7.60%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Multi-Cap Value Funds Index	5.14%	14.07%	7.52%
Lipper Large-Cap Value Funds Index	8.32%	14.56%	9.31%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,233,878
Number of Holdings	184
Investment Advisory Fees	$8,859
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.8%
Utilities	4.5%
Communication Services	4.8%
Energy	5.0%
Consumer Discretionary	6.9%
Consumer Staples	7.0%
Information Technology	9.6%
Industrials	15.6%
Health Care	16.6%
Financials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	2.4%
Everest Group Ltd.	2.1%
The Cigna Group	1.9%
Keurig Dr. Pepper, Inc.	1.6%
Cboe Global Markets, Inc.	1.5%
Johnson & Johnson	1.5%
LKQ Corp.	1.5%
Fairfax Financial Holdings Ltd.	1.5%
Exxon Mobil Corp.	1.4%
Citigroup, Inc.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIVAX  — AR (4/25)

Victory 500 Index Fund

Member Shares

Ticker: USSPX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Shares	$24	0.23%

What affected the Fund’s performance during the last year?

During the reporting period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by financials, utilities and real estate sectors.

Top detractors from performance:

  Materials and energy sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory 500 Index Fund Member Shares - $31,706	S&P 500® Index (regulatory broad based index) - $31,955	Victory US Large Cap 500 Index - $32,144
4/15	$10,000	$10,000	$10,000
4/16	$10,095	$10,121	$10,057
4/17	$11,874	$11,934	$11,878
4/18	$13,415	$13,517	$13,495
4/19	$15,190	$15,341	$15,339
4/20	$15,447	$15,474	$15,624
4/21	$22,733	$22,589	$23,125
4/22	$22,497	$22,637	$22,713
4/23	$22,941	$23,240	$23,158
4/24	$28,244	$28,507	$28,571
4/25	$31,706	$31,955	$32,144

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Member Shares	12.25%	15.47%Footnote Reference	12.23%
S&P 500® Index	12.10%	15.61%	12.32%
Victory US Large Cap 500 Index	12.51%	15.52%	12.39%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$12,039,954
Number of Holdings	513
Investment Advisory Fees	$12,550
Portfolio Turnover	2%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	2.2%
Utilities	2.5%
Energy	3.2%
Consumer Staples	6.0%
Industrials	8.7%
Communication Services	9.5%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	14.7%
Information TechnologyFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSPX — AR (4/25)

Victory 500 Index Fund

Reward Shares

Ticker: USPRX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Reward Shares	$16	0.15%

What affected the Fund’s performance during the last year?

During the reporting period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by financials, utilities and real estate sectors.

Top detractors from performance:

  Materials and energy sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory 500 Index Fund Reward Shares - $32,008	S&P 500® Index (regulatory broad based index) - $31,955	Victory US Large Cap 500 Index - $32,144
4/15	$10,000	$10,000	$10,000
4/16	$10,105	$10,121	$10,057
4/17	$11,899	$11,934	$11,878
4/18	$13,456	$13,517	$13,495
4/19	$15,250	$15,341	$15,339
4/20	$15,522	$15,474	$15,624
4/21	$22,865	$22,589	$23,125
4/22	$22,652	$22,637	$22,713
4/23	$23,121	$23,240	$23,158
4/24	$28,491	$28,507	$28,571
4/25	$32,008	$31,955	$32,144

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Reward Shares	12.34%	15.57%Footnote Reference	12.34%
S&P 500® Index	12.10%	15.61%	12.32%
Victory US Large Cap 500 Index	12.51%	15.52%	12.39%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$12,039,954
Number of Holdings	513
Investment Advisory Fees	$12,550
Portfolio Turnover	2%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	2.2%
Utilities	2.5%
Energy	3.2%
Consumer Staples	6.0%
Industrials	8.7%
Communication Services	9.5%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	14.7%
Information TechnologyFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USPRX — AR (4/25)

Victory Extended Market Index Fund

Fund Shares

Ticker: USMIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Extended Market Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$35	0.35%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Five out of eleven sectors were positive, led by financials, utilities and communication services.

Top detractors from performance:

  Energy, materials, and consumer discretionary were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Extended Market Index Fund, Fund Shares - $21,350	Russell 3000® Index (regulatory broad based index) - $30,174	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index - $19,722	Wilshire 4500 Completion Index - $23,582
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,357	$9,982	$9,518	$9,538
4/17	$11,339	$11,837	$11,481	$11,722
4/18	$12,681	$13,382	$12,820	$13,137
4/19	$13,706	$15,079	$13,890	$14,281
4/20	$12,122	$14,922	$11,583	$12,646
4/21	$21,715	$22,520	$19,997	$22,756
4/22	$18,417	$21,819	$17,430	$19,359
4/23	$17,428	$22,146	$16,835	$18,354
4/24	$20,827	$27,085	$19,192	$22,247
4/25	$21,350	$30,174	$19,722	$23,582

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	2.51%	11.99%	7.88%
Russell 3000® Index	11.40%	15.12%	11.68%
Blended-Victory Extended Market Index/Wilshire 4500 Completion IndexFootnote Reference(a)	2.76%	11.23%	7.03%
Wilshire 4500 Completion Index	6.00%	13.27%	8.96%
Footnote	Description
Footnote(a)	The Blended-Victory Extended Market Index/Wilshire 4500 Completion Index performance reflects that of the Wilshire 4500 Completion Index, the Fund’s prior index, through November 30, 2023, and the Victory Extended Market Index from December 1, 2023, onward.

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$661,251
Number of Holdings	2,492
Investment Advisory Fees	$757
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	3.2%
Communication Services	3.5%
Materials	4.5%
Consumer Staples	4.8%
Real Estate	7.4%
Health Care	12.5%
Information Technology	12.5%
Consumer Discretionary	12.7%
Financials	17.9%
Industrials	17.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Okta, Inc.	0.3%
Nutanix, Inc., Class A	0.3%
Casey's General Stores, Inc.	0.3%
Guidewire Software, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fidelity National Financial, Inc.	0.3%
Docusign, Inc.	0.3%
Tradeweb Markets, Inc., Class A	0.3%
BJ's Wholesale Club Holdings, Inc.	0.3%
F5, Inc.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USMIX — AR (4/25)

Victory Nasdaq-100 Index Fund

Fund Shares

Ticker: USNQX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$45	0.42%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Nasdaq-100 Index Fund, Fund Shares - $46,668	S&P 500® Index (regulatory broad based index) - $31,955	Nasdaq-100® Index - $48,884	Russell 1000® Growth Index - $41,400
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,900	$10,121	$9,959	$10,107
4/17	$12,829	$11,934	$12,969	$12,078
4/18	$15,259	$13,517	$15,510	$14,367
4/19	$18,088	$15,341	$18,473	$16,872
4/20	$21,062	$15,474	$21,595	$18,700
4/21	$32,568	$22,589	$33,521	$28,314
4/22	$30,277	$22,637	$31,304	$26,800
4/23	$31,336	$23,240	$32,552	$27,426
4/24	$41,430	$28,507	$43,221	$36,148
4/25	$46,668	$31,955	$48,884	$41,400

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	12.64%	17.25%Footnote Reference	16.65%Footnote Reference
S&P 500® Index	12.10%	15.61%	12.32%
Nasdaq-100® Index	13.10%	17.75%	17.20%
Russell 1000® Growth Index	14.53%	17.23%	15.27%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Costco Wholesale Corp.	3.0%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNQX — AR (4/25)

Victory Nasdaq-100 Index Fund

Institutional Shares

Ticker: UINQX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$46	0.43%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Nasdaq-100 Index Fund Institutional Shares - $1,998,791	S&P 500® Index (regulatory broad based index) - $1,962,721	Nasdaq-100® Index - $2,041,368	Russell 1000® Growth Index - $2,026,249
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/21	$1,394,870	$1,387,444	$1,399,842	$1,385,795
4/22	$1,296,698	$1,390,401	$1,307,248	$1,311,688
4/23	$1,342,499	$1,427,444	$1,359,374	$1,342,329
4/24	$1,774,678	$1,750,926	$1,804,896	$1,769,192
4/25	$1,998,791	$1,962,721	$2,041,368	$2,026,249
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	Since Inception
Institutional Shares	12.63%	15.40%Footnote Reference
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Costco Wholesale Corp.	3.0%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINQX — AR (4/25)

Victory Nasdaq-100 Index Fund

Class A

Ticker: UANQX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$74	0.70%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Nasdaq-100 Index Fund Class A @ NAV - $19,738	Victory Nasdaq-100 Index Fund Class A @ MOP - $19,295	S&P 500® Index (regulatory broad based index) - $19,627	Nasdaq-100® Index - $20,414	Russell 1000® Growth Index - $20,262
6/20Footnote Reference*	$10,000	$9,775	$10,000	$10,000	$10,000
4/21	$13,923	$13,610	$13,874	$13,998	$13,858
4/22	$12,911	$12,621	$13,904	$13,072	$13,117
4/23	$13,328	$13,028	$14,274	$13,594	$13,423
4/24	$17,566	$17,172	$17,509	$18,049	$17,692
4/25	$19,738	$19,295	$19,627	$20,414	$20,262
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	Since Inception
Class A @ NAV	12.36%	15.10%Footnote Reference
Class A @ MOP	9.83%	14.56%
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Costco Wholesale Corp.	3.0%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UANQX — AR (4/25)

Victory Nasdaq-100 Index Fund

Class C

Ticker: UCNQX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$153	1.45%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Nasdaq-100 Index Fund Class C @ NAV - $19,041	Victory Nasdaq-100 Index Fund Class C @ CDSC - $19,041	S&P 500® Index (regulatory broad based index) - $19,627	Nasdaq-100® Index - $20,414	Russell 1000® Growth Index - $20,262
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
4/21	$13,836	$13,836	$13,874	$13,998	$13,858
4/22	$12,732	$12,732	$13,904	$13,072	$13,117
4/23	$13,049	$13,049	$14,274	$13,594	$13,423
4/24	$17,072	$17,072	$17,509	$18,049	$17,692
4/25	$19,041	$19,041	$19,627	$20,414	$20,262
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	Since Inception
Class C @ NAV	11.54%	14.25%
Class C @ CDSC	10.54%	14.25%
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Costco Wholesale Corp.	3.0%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCNQX — AR (4/25)

Victory Nasdaq-100 Index Fund

Class R6

Ticker: URNQX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$31	0.29%

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Nasdaq-100 Index Fund Class R6 - $38,046	S&P 500® Index (regulatory broad based index) - $26,713	Nasdaq-100® Index - $39,074	Russell 1000® Growth Index - $35,033
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,359	$9,976	$10,367	$10,220
4/18	$12,333	$11,300	$12,397	$12,158
4/19	$14,637	$12,825	$14,766	$14,277
4/20	$17,064	$12,935	$17,261	$15,824
4/21	$26,415	$18,883	$26,794	$23,960
4/22	$24,591	$18,923	$25,022	$22,679
4/23	$25,480	$19,427	$26,020	$23,208
4/24	$33,731	$23,830	$34,548	$30,589
4/25	$38,046	$26,713	$39,074	$35,033
Footnote	Description
Footnote*	Inception date for the Victory Nasdaq-100 Index Fund, Class R6 is 3/1/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	12.79%	17.39%Footnote Reference	17.78%Footnote Reference
S&P 500® Index	12.10%	15.61%	12.79%
Nasdaq-100® Index	13.10%	17.75%	18.17%
Russell 1000® Growth Index	14.53%	17.23%	16.60%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Netflix, Inc.	3.3%
Costco Wholesale Corp.	3.0%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URNQX — AR (4/25)

Victory Core Plus Intermediate Bond Fund

Fund Shares

Ticker: USIBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$67	0.64%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Core Plus Intermediate Bond Fund, Fund Shares - $13,098	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper Core Plus Bond Funds Index - $12,191
4/15	$10,000	$10,000	$10,000
4/16	$10,046	$10,272	$10,143
4/17	$10,588	$10,357	$10,441
4/18	$10,713	$10,324	$10,483
4/19	$11,319	$10,870	$11,026
4/20	$11,962	$12,049	$11,886
4/21	$12,989	$12,017	$12,420
4/22	$12,052	$10,994	$11,401
4/23	$12,073	$10,947	$11,299
4/24	$12,120	$10,786	$11,259
4/25	$13,098	$11,651	$12,191

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.08%	1.83%	2.74%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIBX — AR (4/25)

Victory Core Plus Intermediate Bond Fund

Institutional Shares

Ticker: UIITX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.55%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Core Plus Intermediate Bond Fund Institutional Shares - $1,319,086	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Lipper Core Plus Bond Funds Index - $1,219,136
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,506	$1,027,204	$1,014,268
4/17	$1,061,433	$1,035,716	$1,044,130
4/18	$1,073,639	$1,032,409	$1,048,293
4/19	$1,135,163	$1,087,030	$1,102,566
4/20	$1,200,427	$1,204,885	$1,188,631
4/21	$1,305,413	$1,201,666	$1,241,995
4/22	$1,210,855	$1,099,378	$1,140,148
4/23	$1,213,820	$1,094,679	$1,129,892
4/24	$1,219,453	$1,078,606	$1,125,918
4/25	$1,319,086	$1,165,115	$1,219,136

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	8.17%	1.90%	2.81%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIITX — AR (4/25)

Victory Core Plus Intermediate Bond Fund

Class A

Ticker: UITBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$91	0.88%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Core Plus Intermediate Bond Fund Class A @ NAV - $12,765	Victory Core Plus Intermediate Bond Fund Class A @ MOP - $12,477	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper Core Plus Bond Funds Index - $12,191
4/15	$10,000	$9,774	$10,000	$10,000
4/16	$10,022	$9,795	$10,272	$10,143
4/17	$10,537	$10,299	$10,357	$10,441
4/18	$10,621	$10,381	$10,324	$10,483
4/19	$11,191	$10,938	$10,870	$11,026
4/20	$11,806	$11,539	$12,049	$11,886
4/21	$12,787	$12,498	$12,017	$12,420
4/22	$11,831	$11,564	$10,994	$11,401
4/23	$11,822	$11,555	$10,947	$11,299
4/24	$11,838	$11,571	$10,786	$11,259
4/25	$12,765	$12,477	$11,651	$12,191

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.83%	1.57%	2.47%
Class A @ MOP	5.46%	1.12%	2.24%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITBX — AR (4/25)

Victory Core Plus Intermediate Bond Fund

Class C

Ticker: UITCX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$159	1.53%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Core Plus Intermediate Bond Fund Class C @ NAV - $10,090	Victory Core Plus Intermediate Bond Fund Class C @ CDSC - $10,090	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,565	Lipper Core Plus Bond Funds Index - $10,031
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,358	$10,358	$9,865	$10,219
4/22	$9,524	$9,524	$9,025	$9,381
4/23	$9,456	$9,456	$8,987	$9,297
4/24	$9,408	$9,408	$8,855	$9,264
4/25	$10,090	$10,090	$9,565	$10,031
Footnote	Description
Footnote*	Inception date for the Victory Core Plus Intermediate Bond Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	Since Inception
Class C @ NAV	7.25%	0.18%
Class C @ CDSC	6.25%	0.18%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.92%
Lipper Core Plus Bond Funds Index	8.28%	0.06%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITCX — AR (4/25)

Victory Core Plus Intermediate Bond Fund

Class R6

Ticker: URIBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.41%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Core Plus Intermediate Bond Fund Class R6 - $13,070	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper Core Plus Bond Funds Index - $12,010
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,383	$10,213	$10,286
4/18	$10,520	$10,180	$10,327
4/19	$11,144	$10,719	$10,862
4/20	$11,801	$11,881	$11,709
4/21	$12,851	$11,849	$12,235
4/22	$11,941	$10,841	$11,232
4/23	$11,991	$10,794	$11,131
4/24	$12,066	$10,636	$11,092
4/25	$13,070	$11,489	$12,010
Footnote	Description
Footnote*	Inception date for the Victory Core Plus Intermediate Bond Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	8.32%	2.06%	3.23%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.20%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIBX — AR (4/25)

Victory High Income Fund

Fund Shares

Ticker: USHYX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$82	0.79%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Income Fund, Fund Shares - $14,698	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg US High Yield 2% Issuer Capped Index - $16,103	Lipper High Yield Bond Funds Index - $15,208
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,532	$10,272	$9,892	$9,671
4/17	$10,893	$10,357	$11,207	$10,918
4/18	$11,272	$10,324	$11,573	$11,267
4/19	$11,852	$10,870	$12,353	$11,924
4/20	$10,727	$12,049	$11,848	$11,155
4/21	$13,098	$12,017	$14,167	$13,476
4/22	$12,409	$10,994	$13,428	$12,933
4/23	$12,509	$10,947	$13,591	$13,015
4/24	$13,607	$10,786	$14,815	$14,152
4/25	$14,698	$11,651	$16,103	$15,208

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.01%	6.50%	3.93%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg US High Yield 2% Issuer Capped Index	8.69%	6.33%	4.88%
Lipper High Yield Bond Funds Index	7.46%	6.39%	4.28%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USHYX — AR (4/25)

Victory High Income Fund

Institutional Shares

Ticker: UIHIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$73	0.70%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory High Income Fund Institutional Shares - $1,483,898	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Bloomberg US High Yield 2% Issuer Capped Index - $1,610,317	Lipper High Yield Bond Funds Index - $1,520,805
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$954,268	$1,027,204	$989,187	$967,123
4/17	$1,091,526	$1,035,716	$1,120,685	$1,091,840
4/18	$1,130,249	$1,032,409	$1,157,273	$1,126,654
4/19	$1,189,582	$1,087,030	$1,235,313	$1,192,365
4/20	$1,077,372	$1,204,885	$1,184,848	$1,115,520
4/21	$1,316,832	$1,201,666	$1,416,741	$1,347,639
4/22	$1,248,648	$1,099,378	$1,342,816	$1,293,344
4/23	$1,260,415	$1,094,679	$1,359,097	$1,301,463
4/24	$1,372,417	$1,078,606	$1,481,545	$1,415,244
4/25	$1,483,898	$1,165,115	$1,610,317	$1,520,805

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	8.12%	6.61%	4.03%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg US High Yield 2% Issuer Capped Index	8.69%	6.33%	4.88%
Lipper High Yield Bond Funds Index	7.46%	6.39%	4.28%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIHIX — AR (4/25)

Victory High Income Fund

Class R6

Ticker: URHIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.65%

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Income Fund Class R6 - $14,494	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper High Yield Bond Funds Index - $14,735	Bloomberg US High Yield 2% Issuer Capped Index - $15,203
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,550	$10,213	$10,579	$10,581
4/18	$10,919	$10,180	$10,916	$10,926
4/19	$11,506	$10,719	$11,553	$11,663
4/20	$10,429	$11,881	$10,808	$11,186
4/21	$12,756	$11,849	$13,057	$13,376
4/22	$12,172	$10,841	$12,531	$12,678
4/23	$12,305	$10,794	$12,610	$12,831
4/24	$13,400	$10,636	$13,712	$13,987
4/25	$14,494	$11,489	$14,735	$15,203
Footnote	Description
Footnote*	Inception date for the Victory High Income Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	8.16%	6.80%	4.51%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Bloomberg US High Yield 2% Issuer Capped Index	8.69%	6.33%	5.11%
Lipper High Yield Bond Funds Index	7.46%	6.39%	4.72%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URHIX — AR (4/25)

Victory Income Fund

Fund Shares

Ticker: USAIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$61	0.59%

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Income Fund, Fund Shares - $12,762	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper A Rated Bond Funds Index - $12,518
4/15	$10,000	$10,000	$10,000
4/16	$10,186	$10,272	$10,269
4/17	$10,574	$10,357	$10,524
4/18	$10,656	$10,324	$10,623
4/19	$11,244	$10,870	$11,252
4/20	$11,937	$12,049	$12,560
4/21	$12,761	$12,017	$13,118
4/22	$11,730	$10,994	$11,859
4/23	$11,668	$10,947	$11,797
4/24	$11,846	$10,786	$11,641
4/25	$12,762	$11,651	$12,518

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	7.73%	1.34%	2.47%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAIX — AR (4/25)

Victory Income Fund

Institutional Shares

Ticker: UIINX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$55	0.53%

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Income Fund Institutional Shares - $1,282,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Lipper A Rated Bond Funds Index - $1,251,752
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$1,018,877	$1,027,204	$1,026,908
4/17	$1,058,809	$1,035,716	$1,052,406
4/18	$1,066,867	$1,032,409	$1,062,281
4/19	$1,126,758	$1,087,030	$1,125,160
4/20	$1,196,891	$1,204,885	$1,255,957
4/21	$1,280,094	$1,201,666	$1,311,766
4/22	$1,177,088	$1,099,378	$1,185,865
4/23	$1,171,310	$1,094,679	$1,179,695
4/24	$1,189,768	$1,078,606	$1,164,062
4/25	$1,282,518	$1,165,115	$1,251,752

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	7.80%	1.39%	2.52%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIINX — AR (4/25)

Victory Income Fund

Class A

Ticker: UINCX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.84%

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Income Fund Class A @ NAV - $12,450	Victory Income Fund Class A @ MOP - $12,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper A Rated Bond Funds Index - $12,518
4/15	$10,000	$9,778	$10,000	$10,000
4/16	$10,160	$9,935	$10,272	$10,269
4/17	$10,521	$10,287	$10,357	$10,524
4/18	$10,572	$10,338	$10,324	$10,623
4/19	$11,143	$10,896	$10,870	$11,252
4/20	$11,795	$11,533	$12,049	$12,560
4/21	$12,570	$12,291	$12,017	$13,118
4/22	$11,531	$11,275	$10,994	$11,859
4/23	$11,443	$11,189	$10,947	$11,797
4/24	$11,580	$11,323	$10,786	$11,641
4/25	$12,450	$12,173	$11,651	$12,518

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.51%	1.09%	2.22%
Class A @ MOP	5.05%	0.63%	1.99%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINCX — AR (4/25)

Victory Income Fund

Class R6

Ticker: URIFX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$45	0.43%

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Income Fund Class R6 - $12,615	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper A Rated Bond Funds Index - $12,247
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,336	$10,213	$10,297
4/18	$10,423	$10,180	$10,393
4/19	$11,018	$10,719	$11,009
4/20	$11,712	$11,881	$12,288
4/21	$12,546	$11,849	$12,834
4/22	$11,551	$10,841	$11,602
4/23	$11,500	$10,794	$11,542
4/24	$11,682	$10,636	$11,389
4/25	$12,615	$11,489	$12,247
Footnote	Description
Footnote*	Inception date for the Victory Income Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	7.99%	1.50%	2.80%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIFX — AR (4/25)

Victory Short-Term Bond Fund

Fund Shares

Ticker: USSBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.57%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Short-Term Bond Fund, Fund Shares - $13,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg 1-3 Year Credit Index - $12,533	Lipper Short Investment Grade Debt Funds Index - $12,555
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,119	$10,272	$10,147	$10,087
4/17	$10,356	$10,357	$10,302	$10,256
4/18	$10,433	$10,324	$10,350	$10,329
4/19	$10,838	$10,870	$10,756	$10,692
4/20	$10,989	$12,049	$11,196	$10,929
4/21	$11,711	$12,017	$11,501	$11,456
4/22	$11,400	$10,994	$11,105	$11,058
4/23	$11,604	$10,947	$11,280	$11,228
4/24	$12,270	$10,786	$11,716	$11,729
4/25	$13,173	$11,651	$12,533	$12,555

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	7.36%	3.69%	2.79%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSBX — AR (4/25)

Victory Short-Term Bond Fund

Institutional Shares

Ticker: UISBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$49	0.47%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Short-Term Bond Fund Institutional Shares - $1,328,705	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Bloomberg 1-3 Year Credit Index - $1,253,309	Lipper Short Investment Grade Debt Funds Index - $1,255,471
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,011,810	$1,027,204	$1,014,672	$1,008,684
4/17	$1,036,644	$1,035,716	$1,030,153	$1,025,612
4/18	$1,046,619	$1,032,409	$1,034,955	$1,032,887
4/19	$1,087,176	$1,087,030	$1,075,576	$1,069,237
4/20	$1,103,446	$1,204,885	$1,119,558	$1,092,853
4/21	$1,178,214	$1,201,666	$1,150,063	$1,145,602
4/22	$1,146,507	$1,099,378	$1,110,519	$1,105,850
4/23	$1,169,507	$1,094,679	$1,127,960	$1,122,807
4/24	$1,236,359	$1,078,606	$1,171,576	$1,172,857
4/25	$1,328,705	$1,165,115	$1,253,309	$1,255,471

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	7.47%	3.79%	2.88%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISBX — AR (4/25)

Victory Short-Term Bond Fund

Class A

Ticker: UASBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$78	0.75%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Short-Term Bond Fund Class A @ NAV - $12,906	Victory Short-Term Bond Fund Class A @ MOP - $12,617	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg 1-3 Year Credit Index - $12,533	Lipper Short Investment Grade Debt Funds Index - $12,555
4/15	$10,000	$9,777	$10,000	$10,000	$10,000
4/16	$10,082	$9,856	$10,272	$10,147	$10,087
4/17	$10,306	$10,076	$10,357	$10,302	$10,256
4/18	$10,367	$10,135	$10,324	$10,350	$10,329
4/19	$10,743	$10,503	$10,870	$10,756	$10,692
4/20	$10,871	$10,628	$12,049	$11,196	$10,929
4/21	$11,562	$11,304	$12,017	$11,501	$11,456
4/22	$11,231	$10,980	$10,994	$11,105	$11,058
4/23	$11,411	$11,156	$10,947	$11,280	$11,228
4/24	$12,043	$11,774	$10,786	$11,716	$11,729
4/25	$12,906	$12,617	$11,651	$12,533	$12,555

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.17%	3.49%	2.58%
Class A @ MOP	4.81%	3.02%	2.35%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UASBX — AR (4/25)

Victory Short-Term Bond Fund

Class R6

Ticker: URSBX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$34	0.33%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Short-Term Bond Fund Class R6 - $13,118	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper Short Investment Grade Debt Funds Index - $12,367	Bloomberg 1-3 Year Credit Index - $12,300
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,156	$10,213	$10,103	$10,110
4/18	$10,264	$10,180	$10,175	$10,157
4/19	$10,670	$10,719	$10,533	$10,556
4/20	$10,834	$11,881	$10,765	$10,987
4/21	$11,572	$11,849	$11,285	$11,287
4/22	$11,271	$10,841	$10,893	$10,898
4/23	$11,514	$10,794	$11,060	$11,070
4/24	$12,190	$10,636	$11,553	$11,498
4/25	$13,118	$11,489	$12,367	$12,300
Footnote	Description
Footnote*	Inception date for the Victory Short-Term Bond Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	7.61%	3.90%	3.28%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.49%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.56%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSBX — AR (4/25)

Victory Ultra Short-Term Bond Fund

Fund Shares

Ticker: UUSTX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$61	0.59%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Ultra Short-Term Bond Fund, Fund Shares - $12,835	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,115	Lipper Ultra Short Obligations Funds Index - $12,496
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,009	$10,272	$10,016	$10,052
4/17	$10,169	$10,357	$10,057	$10,201
4/18	$10,278	$10,324	$10,178	$10,333
4/19	$10,615	$10,870	$10,401	$10,597
4/20	$10,530	$12,049	$10,618	$10,725
4/21	$11,238	$12,017	$10,630	$10,993
4/22	$11,092	$10,994	$10,638	$10,902
4/23	$11,409	$10,947	$10,950	$11,184
4/24	$12,125	$10,786	$11,546	$11,846
4/25	$12,835	$11,651	$12,115	$12,496

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Fund Shares	5.86%	4.04%	2.53%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	1.94%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.25%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSTX — AR (4/25)

Victory Ultra Short-Term Bond Fund

Institutional Shares

Ticker: UUSIX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$59	0.57%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Ultra Short-Term Bond Fund Institutional Shares - $1,285,916	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $1,211,546	Lipper Ultra Short Obligations Funds Index - $1,249,609
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$999,887	$1,027,204	$1,001,611	$1,005,169
4/17	$1,015,749	$1,035,716	$1,005,741	$1,020,075
4/18	$1,025,870	$1,032,409	$1,017,807	$1,033,297
4/19	$1,060,109	$1,087,030	$1,040,106	$1,059,743
4/20	$1,052,131	$1,204,885	$1,061,820	$1,072,545
4/21	$1,123,764	$1,201,666	$1,063,049	$1,099,291
4/22	$1,109,819	$1,099,378	$1,063,774	$1,090,155
4/23	$1,142,257	$1,094,679	$1,095,017	$1,118,404
4/24	$1,214,535	$1,078,606	$1,154,601	$1,184,638
4/25	$1,285,916	$1,165,115	$1,211,546	$1,249,609

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	5.88%	4.09%	2.55%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	1.94%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.25%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSIX — AR (4/25)

Victory Ultra Short-Term Bond Fund

Class A

Ticker: USBAX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class A is currently not charging a sales charge. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Ultra Short-Term Bond Fund Class A @ NAV - $11,727	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,565	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,408	Lipper Ultra Short Obligations Funds Index - $11,468
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,360	$9,865	$10,010	$10,088
4/22	$10,201	$9,025	$10,017	$10,004
4/23	$10,467	$8,987	$10,311	$10,264
4/24	$11,093	$8,855	$10,872	$10,871
4/25	$11,727	$9,565	$11,408	$11,468
Footnote	Description
Footnote*	Inception date for the Victory Ultra Short-Term Bond Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	Since Inception
Class A @ NAV	5.60%	3.35%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.92%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.76%
Lipper Ultra Short Obligations Funds Index	5.48%	2.87%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBAX — AR (4/25)

Victory Ultra Short-Term Bond Fund

Class R6

Ticker: URUSX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.42%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Ultra Short-Term Bond Fund Class R6 - $12,865	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,394	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,059	Lipper Ultra Short Obligations Funds Index - $12,268
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,038	$10,128	$10,011	$10,015
4/18	$10,154	$10,096	$10,131	$10,145
4/19	$10,509	$10,630	$10,353	$10,404
4/20	$10,447	$11,783	$10,569	$10,530
4/21	$11,183	$11,751	$10,581	$10,792
4/22	$11,059	$10,751	$10,588	$10,703
4/23	$11,395	$10,705	$10,899	$10,980
4/24	$12,134	$10,548	$11,492	$11,630
4/25	$12,865	$11,394	$12,059	$12,268
Footnote	Description
Footnote*	Inception date for the Victory Ultra Short-Term Bond Fund, Class R6 is 3/1/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	6.02%	4.25%	3.13%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.61%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	2.32%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.54%

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URUSX — AR (4/25)

Victory Money Market Fund

Fund Shares

Ticker: USAXX

Annual Shareholder Report — April 30, 2025

The annual shareholder report contains important information about Victory Money Market Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$63	0.62%

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,101,244
Number of Holdings	54
Investment Advisory Fees	$4,958
7 Day Net Yield	4.04%
	1 Year	5 Year	10 Year
Fund Shares	4.58%	2.51%	1.70%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Commercial Paper	74.2%
Repurchase Agreements	15.7%
Certificates of Deposit	10.0%
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Changes in and Disagreements with Accountants

Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAXX — AR (4/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley are each an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

(a)  (1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a) (2) The audit committee financial experts are Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $357,250 for the fiscal year ended April 30, 2025 by Cohen & Company, LTD. and $484,500 for the fiscal year ended April 30, 2024 by Ernst & Young LLP.

(b) Audit-Related Fees. For the fiscal years ended April 30, 2025, and April 30, 2024, there were no audit-related fees billed by Cohen & Company, LTD. and Ernst & Young LLP to the Registrant, respectively.

(c) Tax Fees. Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $80,250 for the fiscal year ended April 30, 2025 by Cohen & Company, LTD. and $40,770 for the fiscal year ended April 30, 2024 by Ernst & Young LLP.

(d) All Other Fees. For the fiscal years ended April 30, 2025, and April 30, 2024, there were no other fees billed by Cohen & Company, LTD. and Ernst & Young LLP to the Registrant, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) There were no  services performed under Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended April 30, 2025, and April 30, 2024.

(f) All of the work in connection with the audit of the Registrant during the years ended April 30, 2025, and April 30, 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $80,250 for the fiscal year ended April 30, 2025 by Cohen & Company, LTD. and $163,034 for the  fiscal year April 30, 2024 by Ernst & Young LLP.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

April 30, 2025
Annual: Full Financials
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory Target Retirement Income Fund
2
Victory Target Retirement 2030 Fund
3
Victory Target Retirement 2040 Fund
4
Victory Target Retirement 2050 Fund
5
Victory Target Retirement 2060 Fund
6
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
7
Statements of Operations
9
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 19
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 33
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
34
Advisory Contract Approval (Form N-CSR Item 11)
35

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Target Retirement Income Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (23.0%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,198
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 12,128
VictoryShares Free Cash Flow ETF .......................................... 208,746 6,872
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 7,864
VictoryShares Hedged Equity Income ETF ..................................... 284,904 7,413
VictoryShares International Value Momentum ETF ............................... 267,086 14,307
VictoryShares International Volatility Wtd ETF ................................. 154,761 7,342
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,450
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 4,582
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 8,158
VictoryShares US Value Momentum ETF (a) .................................... 83,804 6,537
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 262,123 10,157
Total Affiliated Exchange-Traded Funds (Cost $138,147)
a
a
a
148,008
Affiliated Mutual Funds (76.8%)
Victory 500 Index Fund, Reward Shares ....................................... 213,615 14,846
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,504,278 69,039
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,615,168 29,211
Victory Government Securities Fund, Institutional Shares .......................... 15,608,528 139,228
Victory Growth Fund, Institutional Shares ..................................... 70,985 2,497
Victory High Income Fund, Institutional Shares ................................. 4,467,542 30,290
Victory Income Stock Fund, Institutional Shares ................................. 259,379 4,472
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 196,639 4,226
Victory Market Neutral Income Fund, Class I ................................... 4,249,380 37,225
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 119,279 5,750
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 2,709
Victory RS International Fund, Class R6 ...................................... 1,886,322 25,145
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,308,159 75,853
Victory Small Cap Stock Fund, Institutional Shares ............................... 357,379 4,253
Victory Sophus Emerging Markets Fund, Class R6 ............................... 52,911 1,085
Victory Target Managed Allocation Fund ...................................... 2,861,394 29,787
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,953,787 17,193
Total Affiliated Mutual Funds (Cost $471,551)
a
a
a
492,809
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (b) ........ 101,975 102
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 101,975 102
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (b) ............... 101,975 102
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (b) . 101,975 102
Total Collateral for Securities Loaned (Cost $408)
a
a
a
408
Total Investments (Cost $610,106) — 99.9% 641,225
Other assets in excess of liabilities —  0.1% 454
NET ASSETS - 100.00% $ 641,679
At April 30, 2025, the foreign securities held by the underlying Funds were 22.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Target Retirement 2030 Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (28.2%)
VictoryShares Corporate Bond ETF .......................................... 2,167,524 $ 45,877
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 28,807
VictoryShares Free Cash Flow ETF .......................................... 672,759 22,147
VictoryShares Free Cash Flow Growth ETF .................................... 603,261 13,839
VictoryShares Hedged Equity Income ETF ..................................... 326,000 8,482
VictoryShares International Value Momentum ETF (a) ............................. 765,880 41,025
VictoryShares International Volatility Wtd ETF ................................. 443,850 21,056
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 71,808
VictoryShares Small Cap Free Cash Flow ETF .................................. 493,995 11,318
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 244,422 18,676
VictoryShares US Value Momentum ETF (a) .................................... 285,589 22,276
VictoryShares WestEnd U.S. Sector ETF ...................................... 904,469 35,048
Total Affiliated Exchange-Traded Funds (Cost $301,261)
a
a
a
340,359
Affiliated Mutual Funds (71.6%)
Victory 500 Index Fund, Reward Shares ....................................... 691,629 48,068
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 8,929,361 82,150
Victory Emerging Markets Fund, Institutional Shares ............................. 95,740 2,000
Victory Global Managed Volatility Fund, Institutional Shares ........................ 8,022,964 89,617
Victory Government Securities Fund, Institutional Shares .......................... 22,225,538 198,252
Victory Growth Fund, Institutional Shares ..................................... 196,626 6,915
Victory High Income Fund, Institutional Shares ................................. 7,134,530 48,372
Victory Income Stock Fund, Institutional Shares ................................. 1,060,264 18,279
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 683,332 14,685
Victory Market Neutral Income Fund, Class I ................................... 3,893,400 34,106
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 509,566 24,566
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 213,325 6,105
Victory RS International Fund, Class R6 ...................................... 4,957,924 66,089
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,303,013 66,676
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,144,623 13,621
Victory Sophus Emerging Markets Fund, Class R6 ............................... 330,068 6,770
Victory Target Managed Allocation Fund ...................................... 8,973,763 93,417
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,037,445 44,330
Total Affiliated Mutual Funds (Cost $800,264)
a
a
a
864,018
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (b) ........ 353,469 354
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 353,469 354
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (b) ............... 353,469 353
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (b) . 353,469 353
Total Collateral for Securities Loaned (Cost $1,414)
a
a
a
1,414
Total Investments (Cost $1,102,939) — 99.9% 1,205,791
Other assets in excess of liabilities —  0.1% 1,459
NET ASSETS - 100.00% $ 1,207,250
At April 30, 2025, the foreign securities held by the underlying Funds were 28.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Target Retirement 2040 Fund
4
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (31.9%)
VictoryShares Corporate Bond ETF .......................................... 1,759,335 $ 37,237
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 49,989
VictoryShares Free Cash Flow ETF (a) ........................................ 1,317,454 43,371
VictoryShares Free Cash Flow Growth ETF .................................... 1,236,473 28,365
VictoryShares Hedged Equity Income ETF ..................................... 673,761 17,530
VictoryShares International Value Momentum ETF ............................... 1,327,800 71,124
VictoryShares International Volatility Wtd ETF ................................. 654,183 31,034
VictoryShares Short-Term Bond ETF ......................................... 1,279,554 64,758
VictoryShares Small Cap Free Cash Flow ETF (a) ................................ 729,883 16,722
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 400,524 30,604
VictoryShares US Value Momentum ETF (a) .................................... 553,927 43,206
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,704,689 66,057
Total Affiliated Exchange-Traded Funds (Cost $429,351)
a
a
a
499,997
Affiliated Mutual Funds (67.7%)
Victory 500 Index Fund, Reward Shares ....................................... 1,254,569 87,193
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 6,893,473 63,420
Victory Emerging Markets Fund, Institutional Shares ............................. 95,740 2,000
Victory Global Managed Volatility Fund, Institutional Shares ........................ 15,200,470 169,789
Victory Government Securities Fund, Institutional Shares .......................... 11,863,684 105,824
Victory Growth Fund, Institutional Shares ..................................... 389,787 13,709
Victory High Income Fund, Institutional Shares ................................. 8,610,387 58,378
Victory Income Stock Fund, Institutional Shares ................................. 1,724,324 29,727
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,186,292 25,493
Victory Market Neutral Income Fund, Class I ................................... 2,670,398 23,393
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 957,347 46,154
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 8,335
Victory RS International Fund, Class R6 ...................................... 8,515,887 113,517
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,760,605 25,204
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,516,074 29,941
Victory Sophus Emerging Markets Fund, Class R6 ............................... 674,654 13,837
Victory Target Managed Allocation Fund ...................................... 16,036,481 166,940
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 8,838,074 77,775
Total Affiliated Mutual Funds (Cost $930,224)
a
a
a
1,060,629
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (b) ........ 294,056 294
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 294,056 294
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (b) ............... 294,056 294
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (b) . 294,056 294
Total Collateral for Securities Loaned (Cost $1,176)
a
a
a
1,176
Total Investments (Cost $1,360,751) — 99.7% 1,561,802
Other assets in excess of liabilities —  0.3% 4,400
NET ASSETS - 100.00% $ 1,566,202
At April 30, 2025, the foreign securities held by the underlying Funds were 35.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Target Retirement 2050 Fund
5
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (31.3%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 12,884
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 35,296
VictoryShares Free Cash Flow ETF .......................................... 991,090 32,627
VictoryShares Free Cash Flow Growth ETF .................................... 1,014,836 23,280
VictoryShares International Value Momentum ETF ............................... 997,283 53,420
VictoryShares International Volatility Wtd ETF (a) ............................... 442,741 21,004
VictoryShares Small Cap Free Cash Flow ETF .................................. 501,847 11,497
VictoryShares US Multi-Factor Minimum Volatility ETF (a) ......................... 288,087 13,886
VictoryShares US Small Mid Cap Value Momentum ETF (a) ........................ 281,624 21,519
VictoryShares US Value Momentum ETF (a) .................................... 436,053 34,012
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,272,654 49,315
Total Affiliated Exchange-Traded Funds (Cost $253,417)
a
a
a
308,740
Affiliated Mutual Funds (68.3%)
Victory 500 Index Fund, Reward Shares ....................................... 977,661 67,947
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,067,158 37,418
Victory Emerging Markets Fund, Institutional Shares ............................. 95,740 2,000
Victory Global Managed Volatility Fund, Institutional Shares ........................ 11,191,379 125,008
Victory Government Securities Fund, Institutional Shares .......................... 4,580,777 40,861
Victory Growth Fund, Institutional Shares ..................................... 323,280 11,370
Victory High Income Fund, Institutional Shares ................................. 1,327,511 9,001
Victory Income Stock Fund, Institutional Shares ................................. 1,201,710 20,717
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 894,364 19,220
Victory Market Neutral Income Fund, Class I ................................... 847,768 7,426
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 792,985 38,230
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 4,682
Victory RS International Fund, Class R6 ...................................... 6,170,841 82,257
Victory Short-Term Bond Fund, Institutional Shares .............................. 103,435 944
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,888,878 22,478
Victory Sophus Emerging Markets Fund, Class R6 ............................... 492,301 10,097
Victory Target Managed Allocation Fund ...................................... 11,812,736 122,971
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,988,923 52,703
Total Affiliated Mutual Funds (Cost $580,093)
a
a
a
675,330
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (c) ........ 42,645 42
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 42,645 43
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 42,645 43
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (c) . 42,645 43
Total Collateral for Securities Loaned (Cost $171)
a
a
a
171
Total Investments (Cost $833,681) — 99.6% 984,241
Other assets in excess of liabilities —  0.4% 4,347
NET ASSETS - 100.00% $ 988,588
At April 30, 2025, the foreign securities held by the underlying Funds were 39.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on April 30, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Target Retirement 2060 Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (33.6%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,719
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,125
VictoryShares Free Cash Flow ETF .......................................... 165,109 5,435
VictoryShares Free Cash Flow Growth ETF .................................... 172,019 3,946
VictoryShares International Value Momentum ETF ............................... 148,180 7,937
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,594
VictoryShares Small Cap Free Cash Flow ETF .................................. 127,334 2,917
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,103
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 54,930 4,197
VictoryShares US Value Momentum ETF (a) .................................... 64,597 5,039
VictoryShares WestEnd U.S. Sector ETF ...................................... 210,979 8,176
Total Affiliated Exchange-Traded Funds (Cost $41,611)
a
a
a
50,188
Affiliated Mutual Funds (65.9%)
Victory 500 Index Fund, Reward Shares ....................................... 169,814 11,802
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 380,084 3,497
Victory Emerging Markets Fund, Institutional Shares ............................. 23,935 500
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,723,611 19,253
Victory Government Securities Fund, Institutional Shares .......................... 660,316 5,890
Victory Growth Fund, Institutional Shares ..................................... 62,741 2,207
Victory Income Stock Fund, Institutional Shares ................................. 229,885 3,963
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 129,084 2,774
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 119,715 5,771
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 582
Victory RS International Fund, Class R6 ...................................... 938,668 12,512
Victory Short-Term Bond Fund, Institutional Shares .............................. 130 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 253,894 3,021
Victory Sophus Emerging Markets Fund, Class R6 ............................... 26,383 541
Victory Target Managed Allocation Fund ...................................... 1,768,110 18,406
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 882,910 7,770
Total Affiliated Mutual Funds (Cost $84,950)
a
a
a
98,490
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (b) ........ 23,925 24
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 23,925 24
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (b) ............... 23,925 24
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (b) . 23,925 24
Total Collateral for Securities Loaned (Cost $96)
a
a
a
96
Total Investments (Cost $126,657) — 99.6% 148,774
Other assets in excess of liabilities —  0.4% 591
NET ASSETS - 100.00% $ 149,365
At April 30, 2025, the foreign securities held by the underlying Funds were 38.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2025.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
April 30, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $609,698, $1,101,525 and $1,359,575) $ 640,817(a) $ 1,204,377(b) $ 1,560,626(c)
Unaffiliated investments, at value (Cost $408, $1,414 and $1,176) 408 1,414 1,176
Cash 764 1,492 4,257
Receivables:
Dividends, interest, and securities lending income 9 12 22
Capital shares issued 37 403 464
Investments sold 502 2,007 2,007
From Adviser — — 4
Prepaid expenses 12 19 20
Total Assets 642,549 1,209,724 1,568,576
Liabilities:
Payables:
Collateral received on loaned securities 408 1,414 1,176
Capital shares redeemed 419 1,008 1,140
Accrued expenses and other payables:
Custodian fees 1 3 4
Transfer agent fees 6 10 13
Compliance fees —(d) 1 1
Trustees' fees 1 1 1
Other accrued expenses 35 37 39
Total Liabilities 870 2,474 2,374
Commitments and contingencies (Note 4 )
Net Assets:
Capital 604,933 1,067,398 1,313,161
Total accumulated earnings (loss) 36,746 139,852 253,041
Net Assets $ 641,679 $ 1,207,250 $ 1,566,202
Shares (unlimited number of shares authorized with no par value): 58,698 96,272 119,412
Net asset value, offering and redemption price per share:(e) $ 10.93 $ 12.54 $ 13.12
(a) Includes $400 thousand of securities on loan.
(b) Includes $1,383 thousand of securities on loan.
(c) Includes $1,142 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $833,510 and $126,561) $ 984,070(a) $ 148,678(b)
Unaffiliated investments, at value (Cost $171 and $96) 171 96
Cash 2,718 253
Receivables:
Dividends, interest, and securities lending income 20 4
Capital shares issued 107 27
Investments sold 2,007 502
From Adviser — 3
Prepaid expenses 16 3
Total Assets 989,109 149,566
Liabilities:
Payables:
Collateral received on loaned securities 171 96
Capital shares redeemed 302 70
Accrued expenses and other payables:
Custodian fees 2 1
Transfer agent fees 8 1
Compliance fees 1 —(c)
Trustees' fees 1 1
Other accrued expenses 36 32
Total Liabilities 521 201
Commitments and contingencies (Note 4 )
Net Assets:
Capital 805,974 124,075
Total accumulated earnings (loss) 182,614 25,290
Net Assets $ 988,588 $ 149,365
Shares (unlimited number of shares authorized with no par value): 71,703 10,698
Net asset value, offering and redemption price per share:(d) $ 13.79 $ 13.96
(a) Includes $166 thousand of securities on loan.
(b) Includes $94 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2025
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 24,114 $ 38,696 $ 42,897
Interest from unaffiliated investments 75 130 223
Securities lending (net of fees) 40 69 70
Total Income 24,229 38,895 43,190
Expenses:
Sub-Administration fees 21 21 21
Custodian fees 7 15 21
Transfer agent fees 30 57 73
Trustees' fees 52 52 53
Compliance fees 5 10 13
Printing fees 35 38 39
Legal and audit fees 50 51 51
State registration and filing fees 30 37 39
Other expenses 22 30 38
Recoupment of prior expenses waived/reimbursed by Adviser — 13 —
Total Expenses 252 324 348
Expenses waived/reimbursed by Adviser — — (31)
Net Expenses 252 324 317
Net Investment Income (Loss) 23,977 38,571 42,873
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 9,577 30,824 39,839
Capital gain distributions received from affiliated investment securities 2,598 8,494 15,856
Net change in unrealized appreciation/depreciation on affiliated investment securities 19,738 35,577 52,034
Net realized/unrealized gains (losses) on investments 31,913 74,895 107,729
Change in net assets resulting from operations $ 55,890 $ 113,466 $ 150,602

Statements of Operations
For the Year Ended April 30, 2025
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 23,514 $ 3,380
Interest from unaffiliated investments 143 26
Securities lending (net of fees) 77 14
Total Income 23,734 3,420
Expenses:
Sub-Administration fees 21 21
Custodian fees 14 3
Transfer agent fees 46 8
Trustees' fees 52 52
Compliance fees 8 1
Printing fees 32 23
Legal and audit fees 51 50
State registration and filing fees 33 21
Other expenses 26 8
Total Expenses 283 187
Expenses waived/reimbursed by Adviser — (37)
Net Expenses 283 150
Net Investment Income (Loss) 23,451 3,270
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 22,844 1,062
Capital gain distributions received from affiliated investment securities 12,013 1,882
Net change in unrealized appreciation/depreciation on affiliated investment securities 36,692 7,439
Net realized/unrealized gains (losses) on investments 71,549 10,383
Change in net assets resulting from operations $ 95,000 $ 13,653

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement
Income Fund
Victory Target Retirement 2030
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 23,977 $ 22,883 $ 38,571 $ 34,496
Net realized gains (losses) 12,175 566 39,318 13,675
Net change in unrealized appreciation/depreciation 19,738 20,854 35,577 67,203
Change in net assets resulting from operations 55,890 44,303 113,466 115,374
Change in net assets resulting from distributions to shareholders (26,841) (27,477) (56,497) (49,678)
Change in net assets resulting from capital transactions (28,221) (42,363) (43,793) (47,778)
Change in net assets 828 (25,537) 13,176 17,918
Net Assets:
Beginning of period 640,851 666,388 1,194,074 1,176,156
End of period $ 641,679 $ 640,851 $ 1,207,250 $ 1,194,074
Capital Transactions:
Proceeds from shares issued $ 51,661 $ 46,029 $ 92,929 $ 82,546
Distributions reinvested 26,625 27,306 56,356 49,544
Cost of shares redeemed (106,507) (115,698) (193,078) (179,868)
Change in net assets resulting from capital transactions $ (28,221) $ (42,363) $ (43,793) $ (47,778)
Share Transactions:
Issued 4,749 4,470 7,369 7,069
Reinvested 2,455 2,629 4,528 4,199
Redeemed (9,792) (11,247) (15,322) (15,415)
Change in Shares (2,588) (4,148) (3,425) (4,147)

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040
Fund
Victory Target Retirement 2050
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 42,873 $ 36,474 $ 23,451 $ 19,595
Net realized gains (losses) 55,695 21,980 34,857 9,601
Net change in unrealized appreciation/depreciation 52,034 122,446 36,692 94,488
Change in net assets resulting from operations 150,602 180,900 95,000 123,684
Change in net assets resulting from distributions to shareholders (67,075) (57,240) (36,324) (30,635)
Change in net assets resulting from capital transactions (24,225) (24,861) (13,910) (6,817)
Change in net assets 59,302 98,799 44,766 86,232
Net Assets:
Beginning of period 1,506,900 1,408,101 943,822 857,590
End of period $ 1,566,202 $ 1,506,900 $ 988,588 $ 943,822
Capital Transactions:
Proceeds from shares issued $ 123,201 $ 103,275 $ 79,654 $ 72,944
Distributions reinvested 66,951 57,139 36,271 30,577
Cost of shares redeemed (214,377) (185,275) (129,835) (110,338)
Change in net assets resulting from capital transactions $ (24,225) $ (24,861) $ (13,910) $ (6,817)
Share Transactions:
Issued 9,323 8,601 5,722 5,878
Reinvested 5,111 4,718 2,627 2,435
Redeemed (16,208) (15,476) (9,334) (8,900)
Change in Shares (1,774) (2,157) (985) (587)

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,270 $ 2,665
Net realized gains (losses) 2,944 773
Net change in unrealized appreciation/depreciation 7,439 14,729
Change in net assets resulting from operations 13,653 18,167
Change in net assets resulting from distributions to shareholders (4,023) (3,819)
Change in net assets resulting from capital transactions 799 (1,203)
Change in net assets 10,429 13,145
Net Assets:
Beginning of period 138,936 125,791
End of period $ 149,365 $ 138,936
Capital Transactions:
Proceeds from shares issued $ 17,322 $ 14,338
Distributions reinvested 4,020 3,815
Cost of shares redeemed (20,543) (19,356)
Change in net assets resulting from capital transactions $ 799 $ (1,203)
Share Transactions:
Issued 1,236 1,151
Reinvested 288 303
Redeemed (1,462) (1,565)
Change in Shares 62 (111)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Target Retirement Income Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.46 $10.18 $9.79 $11.68 $11.71 $11.22
Investment Activities:
Net investment income (loss)(b) 0.40 0.36 0.08 0.29 0.38 0.38
Net realized and unrealized gains (losses) 0.52 0.36 0.37 (1.53) 0.37 0.58
Total from Investment Activities 0.92 0.72 0.45 (1.24) 0.75 0.96
Distributions to Shareholders from:
Net investment income (0.40) (0.36) (0.06) (0.29) (0.38) (0.30)
Net realized gains (0.05) (0.08) — (0.36) (0.40) (0.17)
Total Distributions (0.45) (0.44) (0.06) (0.65) (0.78) (0.47)
Net Asset Value, End of Period $10.93 $10.46 $10.18 $9.79 $11.68 $11.71
Total Return(c)(d) 8.93% 7.15% 4.56% (10.64)% 6.48% 8.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.04% 0.04% 0.05% 0.04% 0.03% 0.06%
Net Investment Income (Loss)(e) 3.69% 3.51% 2.46% 2.75% 3.13% 3.40%
Gross Expenses(e)(f) 0.04% 0.04% 0.05% 0.04% 0.03% 0.06%
Supplemental Data:
Net Assets at end of period (000's) $641,679 $640,851 $666,388 $656,998 $807,636 $827,247
Portfolio Turnover(c) 10% 5% 2% 13% 16% 15%(g)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund’s acquisition of USAA
®
Target Retirement 2020 Fund.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2030 Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $11.98 $11.33 $10.71 $13.57 $13.03 $12.47
Investment Activities:
Net investment income (loss)(b) 0.40 0.34 0.07 0.31 0.53 0.29
Net realized and unrealized gains (losses) 0.75 0.81 0.55 (2.15) 1.05 0.86
Total from Investment Activities 1.15 1.15 0.62 (1.84) 1.58 1.15
Distributions to Shareholders from:
Net investment income (0.39) (0.33) — (0.29) (0.59) (0.25)
Net realized gains (0.20) (0.17) — (0.73) (0.45) (0.34)
Total Distributions (0.59) (0.50) — (1.02) (1.04) (0.59)
Net Asset Value, End of Period $12.54 $11.98 $11.33 $10.71 $13.57 $13.03
Total Return(c)(d) 9.67% 10.25% 5.79% (13.53)% 12.24% 9.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.03% 0.03% 0.03% 0.03% 0.02% 0.02%
Net Investment Income (Loss)(e) 3.13% 2.93% 1.78% 2.55% 3.79% 2.41%
Gross Expenses(e)(f) 0.03% 0.03% 0.04% 0.03% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,207,250 $1,194,074 $1,176,156 $1,134,657 $1,387,522 $1,330,701
Portfolio Turnover(c) 10% 8% 2% 13% 18% 19%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Target Retirement 2040 Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $12.43 $11.42 $10.71 $13.98 $13.02 $12.58
Investment Activities:
Net investment income (loss)(b) 0.36 0.30 0.05 0.31 0.60 0.28
Net realized and unrealized gains (losses) 0.90 1.19 0.66 (2.43) 1.45 0.88
Total from Investment Activities 1.26 1.49 0.71 (2.12) 2.05 1.16
Distributions to Shareholders from:
Net investment income (0.35) (0.30) — (0.29) (0.67) (0.22)
Net realized gains (0.22) (0.18) — (0.86) (0.42) (0.50)
Total Distributions (0.57) (0.48) — (1.15) (1.09) (0.72)
Net Asset Value, End of Period $13.12 $12.43 $11.42 $10.71 $13.98 $13.02
Total Return(c)(d) 10.16% 13.16% 6.63% (15.15)% 15.88% 9.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income (Loss)(e) 2.70% 2.52% 1.30% 2.49% 4.18% 2.30%
Gross Expenses(e)(f) 0.02% 0.02% 0.03% 0.02% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,566,202 $1,506,900 $1,408,101 $1,337,279 $1,644,252 $1,531,320
Portfolio Turnover(c) 12% 10% 2% 14% 16% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2050 Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $12.98 $11.70 $10.93 $14.51 $13.35 $12.84
Investment Activities:
Net investment income (loss)(b) 0.33 0.27 0.04 0.30 0.65 0.28
Net realized and unrealized gains (losses) 0.99 1.43 0.73 (2.63) 1.69 1.07
Total from Investment Activities 1.32 1.70 0.77 (2.33) 2.34 1.35
Distributions to Shareholders from:
Net investment income (0.34) (0.25) — (0.28) (0.69) (0.24)
Net realized gains (0.17) (0.17) — (0.97) (0.49) (0.60)
Total Distributions (0.51) (0.42) — (1.25) (1.18) (0.84)
Net Asset Value, End of Period $13.79 $12.98 $11.70 $10.93 $14.51 $13.35
Total Return(c)(d) 10.20% 14.72% 7.04% (16.00)% 17.71% 10.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.03% 0.03% 0.04% 0.03% 0.03% 0.03%
Net Investment Income (Loss)(e) 2.34% 2.19% 0.94% 2.41% 4.43% 2.26%
Gross Expenses(e)(f) 0.03% 0.03% 0.04% 0.03% 0.03% 0.03%
Supplemental Data:
Net Assets at end of period (000's) $988,588 $943,822 $857,590 $808,938 $986,077 $893,934
Portfolio Turnover(c) 11% 9% 3% 13% 17% 21%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Target Retirement 2060 Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.06 $11.70 $10.92 $14.46 $13.17 $12.53
Investment Activities:
Net investment income (loss)(b) 0.31 0.25 0.03 0.29 0.64 0.26
Net realized and unrealized gains (losses) 0.98 1.47 0.75 (2.63) 1.67 1.01
Total from Investment Activities 1.29 1.72 0.78 (2.34) 2.31 1.27
Distributions to Shareholders from:
Net investment income (0.35) (0.21) — (0.26) (0.69) (0.20)
Net realized gains (0.04) (0.15) — (0.94) (0.33) (0.43)
Total Distributions (0.39) (0.36) — (1.20) (1.02) (0.63)
Net Asset Value, End of Period $13.96 $13.06 $11.70 $10.92 $14.46 $13.17
Total Return(c)(d) 9.84% 14.87% 7.14% (16.12)% 17.69% 10.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 2.19% 2.04% 0.81% 2.27% 4.41% 2.17%
Gross Expenses(e)(f) 0.13% 0.15% 0.17% 0.14% 0.13% 0.16%
Supplemental Data:
Net Assets at end of period (000's) $149,365 $138,936 $125,791 $116,698 $138,050 $121,007
Portfolio Turnover(c) 12% 9% 2% 9% 18% 28%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
April 30, 2025
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) managed by the Funds’ Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
20
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of April 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 148,008 $ — $ — $ 148,008
Affiliated Mutual Funds ......................................... 492,809 — — 492,809
Collateral for Securities Loaned ................................... 408 — — 408
Total ....................................................... $ 641,225 $ — $ — $ 641,225
Target 2030 Fund
Affiliated Exchange-Traded Funds .................................. 340,359 — — 340,359
Affiliated Mutual Funds ......................................... 864,018 — — 864,018
Collateral for Securities Loaned ................................... 1,414 — — 1,414
Total ....................................................... $ 1,205,791 $ — $ — $ 1,205,791
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 499,997 — — 499,997
Affiliated Mutual Funds ......................................... 1,060,629 — — 1,060,629
Collateral for Securities Loaned ................................... 1,176 — — 1,176
Total ....................................................... $ 1,561,802 $ — $ — $ 1,561,802
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 308,740 — — 308,740
Affiliated Mutual Funds ......................................... 675,330 — — 675,330
Collateral for Securities Loaned ................................... 171 — — 171
Total ....................................................... $ 984,241 $ — $ — $ 984,241
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 50,188 — — 50,188
Affiliated Mutual Funds ......................................... 98,490 — — 98,490
Collateral for Securities Loaned ................................... 96 — — 96
Total ....................................................... $ 148,774 $ — $ — $ 148,774

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
21
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Income Fund ............................................... $ 400 $ — $ 408
Target 2030 Fund ................................................. 1,383 — 1,414
Target 2040 Fund ................................................. 1,142 — 1,176
Target 2050 Fund ................................................. 166 — 171
Target 2060 Fund ................................................. 94 — 96

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
22
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Funds until at least August 31, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of April 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 62,110 $ 90,184
Target 2030 Fund .......................................................................... 118,079 171,920
Target 2040 Fund .......................................................................... 183,554 219,156
Target 2050 Fund .......................................................................... 107,236 123,478
Target 2060 Fund .......................................................................... 19,354 17,136

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
23
Under the terms of the expense limitation agreement, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2025.
For the year ended April 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of April 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to each Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer's bankruptcy.
Debt Securities Risk  — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related
In Effect Until
August 31, 2025
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Target 2030 Fund ..................................................................................... $ 13
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Target 2040 Fund ......................................... $ 55 $ 56 $ 62 $ 31 $ 204
Target 2060 Fund ......................................... 38 29 61 37 165

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
24
factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
High-Yield/Junk Bond Risk — The Funds may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
6. Borrowing and Interfund Lending :
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds
Complex”), may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective
June 24, 2025, with a termination date of June 22, 2026, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds.
Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended April 30, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
25
As of April 30, 2025, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of April 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
During the tax year ended April 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
As of April 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ........................................................ $ 23,963 $ 2,878 $ 26,841
Target 2030 Fund .......................................................... 37,438 19,059 56,497
Target 2040 Fund .......................................................... 42,203 24,872 67,075
Target 2050 Fund .......................................................... 24,897 11,427 36,324
Target 2060 Fund .......................................................... 3,660 363 4,023
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ........................................................ $ 22,766 $ 4,711 $ 27,477
Target 2030 Fund .......................................................... 33,139 16,539 49,678
Target 2040 Fund .......................................................... 35,675 21,565 57,240
Target 2050 Fund .......................................................... 18,066 12,569 30,635
Target 2060 Fund .......................................................... 2,223 1,596 3,819
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Target Income Fund ................................ $ 2,300 $ 8,124 $ 10,424 $ 26,322 $ 36,746
Target 2030 Fund .................................. 10,608 28,962 39,570 100,282 139,852
Target 2040 Fund .................................. 9,529 45,137 54,666 198,375 253,041
Target 2050 Fund .................................. 4,279 30,309 34,588 148,026 182,614
Target 2060 Fund .................................. 514 2,857 3,371 21,919 25,290
Amount
Target Income Fund ................................................................................... $ (780)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Target Income Fund .................................. $ 614,903 $ 53,648 $ (27,326) $ 26,322
Target 2030 Fund .................................... 1,105,509 135,854 (35,572) 100,282
Target 2040 Fund .................................... 1,363,427 222,211 (23,836) 198,375
Target 2050 Fund .................................... 836,215 160,256 (12,230) 148,026
Target 2060 Fund .................................... 126,855 23,524 (1,605) 21,919

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
26
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended April 30, 2025, were as follows (amounts in thousands, except shares):
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target Income Fund
Victory 500 Index Fund,
Reward Shares ......... $ 15,778 $ 598 $ (2,962) $ 520 $ 912 $ 14,846 213,615 $ 190 $ 408
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 49,546 17,888 — —* 1,605 69,039 7,504,278 2,651 —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 35,855 1,136 (11,054) 1,896 1,378 29,211 2,615,168 569 568
Victory Government Securities
Fund, Institutional Shares . 136,713 5,342 (8,321) (958) 6,452 139,228 15,608,528 5,342 —
Victory Growth Fund,
Institutional Shares ...... 9,257 353 (8,827) 6,189 (4,475) 2,497 70,985 41 312
Victory High Income Fund,
Institutional Shares ...... 40,190 2,993 (12,985) (963) 1,055 30,290 4,467,542 2,992 —
Victory Income Stock Fund,
Institutional Shares ...... 4,804 827 (644) (4) (511) 4,472 259,379 269 557
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 4,156 673 — — (603) 4,226 196,639 150 523
Victory Market Neutral Income
Fund, Class I .......... 34,611 1,594 — — 1,020 37,225 4,249,380 1,594 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 2,876 2,579 — — 295 5,750 119,279 37 42
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,646 — (1,000) 327 736 2,709 94,664 — —
Victory RS International Fund,
Class R6 ............. 22,024 572 — — 2,549 25,145 1,886,322 572 —
Victory Short-Term Bond
Fund, Institutional Shares . 89,679 3,698 (19,861) (91) 2,428 75,853 8,308,159 3,698 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 7,820 273 (3,754) 635 (721) 4,253 357,379 86 188
Victory Sophus Emerging
Markets Fund, Class R6 ... 3,406 67 (2,477) (394) 483 1,085 52,911 67 —
Victory Target Managed
Allocation Fund ........ 31,450 501 (3,493) 304 1,025 29,787 2,861,394 502 —
Victory Trivalent International
Fund-Core Equity, Class R6 15,098 552 — —* 1,543 17,193 1,953,787 553 —
VictoryShares Corporate Bond
ETF ................. 38,927 — — — 1,271 40,198 1,899,203 1,603 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 11,949 — — — 179 12,128 256,416 724 —
VictoryShares Free Cash Flow
ETF ................. 4,228 2,506 — — 138 6,872 208,746 74 —
VictoryShares Free Cash Flow
Growth ETF ........... — 8,228 — — (364) 7,864 342,786 1 —
VictoryShares Hedged Equity
Income ETF ........... — 7,210 — — 203 7,413 284,904 54 —
VictoryShares International
Value Momentum ETF ... 14,859 — (2,217) (104) 1,769 14,307 267,086 596 —
VictoryShares International
Volatility Wtd ETF ...... 6,442 — — — 900 7,342 154,761 226 —
VictoryShares Short-Term
Bond ETF ............ 21,963 — — — 487 22,450 443,598 1,086 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 2,560 2,527 — — (505) 4,582 200,000 64 —
VictoryShares THB Mid Cap
ETF ................. 6,024 — (6,324) 116 184 — — 14 —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
27
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Multi-Factor
Minimum Volatility ETF .. $ 2,690 $ — $ (2,976) $ 1,007 $ (721) $ — — $ 15 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 6,567 1,461 — — 130 8,158 106,772 131 —
VictoryShares US Value
Momentum ETF ........ 6,659 532 (1,256) 499 103 6,537 83,804 120 —
VictoryShares WestEnd U.S.
Sector ETF ............ 10,799 — (2,033) 598 793 10,157 262,123 93 —
$ 639,576 $ 62,110 $ (90,184) $ 9,577 $ 19,738 $ 640,817 55,329,608 $ 24,114 $ 2,598
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2030 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 59,693 $ 1,919 $ (19,556) $ 3,341 $ 2,671 $ 48,068 691,629 $ 644 $ 1,276
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 63,442 16,634 (2) —* 2,076 82,150 8,929,361 3,287 —
Victory Emerging Markets
Fund, Institutional Shares . — 2,000 — — — 2,000 95,740 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 111,113 3,316 (35,113) 5,839 4,462 89,617 8,022,964 1,650 1,665
Victory Government Securities
Fund, Institutional Shares . 184,775 7,373 (1,500) (186) 7,790 198,252 22,225,538 7,374 —
Victory Growth Fund,
Institutional Shares ...... 19,024 835 (16,366) 11,797 (8,375) 6,915 196,626 96 739
Victory High Income Fund,
Institutional Shares ...... 46,996 3,602 (2,453) 6 221 48,372 7,134,530 3,602 —
Victory Income Stock Fund,
Institutional Shares ...... 17,292 2,981 — —* (1,994) 18,279 1,060,264 976 2,005
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 15,558 2,340 (1,260) 461 (2,414) 14,685 683,332 521 1,818
Victory Market Neutral Income
Fund, Class I .......... 29,253 3,905 — — 948 34,106 3,893,400 1,391 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 23,573 646 (2,209) 454 2,102 24,566 509,566 304 342
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 4,818 — (1,009) 319 1,977 6,105 213,325 — —
Victory RS International Fund,
Class R6 ............. 61,142 1,589 (3,548) 298 6,608 66,089 4,957,924 1,589 —
Victory Short-Term Bond
Fund, Institutional Shares . 67,423 3,066 (5,628) (125) 1,940 66,676 7,303,013 3,067 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 22,310 944 (8,910) 1,047 (1,770) 13,621 1,144,623 296 649
Victory Sophus Emerging
Markets Fund, Class R6 ... 10,497 255 (4,221) (1,449) 1,688 6,770 330,068 254 —
Victory Target Managed
Allocation Fund ........ 102,163 1,596 (14,996) 848 3,806 93,417 8,973,763 1,595 —
Victory Trivalent International
Fund-Core Equity, Class R6 44,451 1,628 (5,972) 619 3,604 44,330 5,037,445 1,628 —
VictoryShares Corporate Bond
ETF ................. 41,967 2,515 — — 1,395 45,877 2,167,524 1,822 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 28,381 — — — 426 28,807 609,025 1,720 —
VictoryShares Free Cash Flow
ETF ................. 13,418 8,214 — — 515 22,147 672,759 219 —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
28
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Free Cash Flow
Growth ETF ........... $ — $ 14,907 $ — $ — $ (1,068) $ 13,839 603,261 $ 3 $ —
VictoryShares Hedged Equity
Income ETF ........... — 8,340 — — 142 8,482 326,000 197 —
VictoryShares International
Value Momentum ETF ... 40,564 — (4,258) (236) 4,955 41,025 765,880 1,750 —
VictoryShares International
Volatility Wtd ETF ...... 18,476 — — — 2,580 21,056 443,850 648 —
VictoryShares Short-Term
Bond ETF ............ 44,810 25,943 — — 1,055 71,808 1,418,858 2,680 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 9,141 3,531 — — (1,354) 11,318 493,995 160 —
VictoryShares THB Mid Cap
ETF ................. 22,843 — (24,308) 788 677 — — 48 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 9,921 — (10,833) 3,568 (2,656) — — 51 —
VictoryShares US Small Mid
Cap Value Momentum ETF 18,498 — — — 178 18,676 244,422 369 —
VictoryShares US Value
Momentum ETF ........ 23,929 — (3,783) 1,536 594 22,276 285,589 439 —
VictoryShares WestEnd U.S.
Sector ETF ............ 36,346 — (5,995) 1,899 2,798 35,048 904,469 316 —
$ 1,191,817 $ 118,079 $ (171,920) $ 30,824 $ 35,577 $ 1,204,377 90,338,743 $ 38,696 $ 8,494
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2040 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 101,375 $ 3,563 $ (27,973) $ 4,661 $ 5,567 $ 87,193 1,254,569 $ 1,168 $ 2,394
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 40,799 21,287 (2) —* 1,336 63,420 6,893,473 2,299 —
Victory Emerging Markets
Fund, Institutional Shares . — 2,000 — — — 2,000 95,740 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 188,484 6,097 (41,632) 5,948 10,892 169,789 15,200,470 3,026 3,071
Victory Government Securities
Fund, Institutional Shares . 97,880 3,911 — —* 4,033 105,824 11,863,684 3,911 —
Victory Growth Fund,
Institutional Shares ...... 32,994 2,234 (25,741) 17,803 (13,581) 13,709 389,787 257 1,977
Victory High Income Fund,
Institutional Shares ...... 53,993 4,174 — — 211 58,378 8,610,387 4,174 —
Victory Income Stock Fund,
Institutional Shares ...... 28,122 4,848 — — (3,243) 29,727 1,724,324 1,587 3,261
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 27,944 4,061 (3,128) 1,072 (4,456) 25,493 1,186,292 905 3,156
Victory Market Neutral Income
Fund, Class I .......... 21,750 1,002 — — 641 23,393 2,670,398 1,002 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 41,145 4,127 (3,576) 598 3,860 46,154 957,347 530 597
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 5,358 — — — 2,977 8,335 291,216 — —
Victory RS International Fund,
Class R6 ............. 99,428 2,584 — — 11,505 113,517 8,515,887 2,584 —
Victory Short-Term Bond
Fund, Institutional Shares . 26,371 2,724 (4,594) (27) 730 25,204 2,760,605 1,130 —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
29
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Small Cap Stock Fund,
Institutional Shares ...... $ 36,094 $ 2,037 $ (5,313) $ (248) $ (2,629) $ 29,941 2,516,074 $ 637 $ 1,400
Victory Sophus Emerging
Markets Fund, Class R6 ... 15,979 386 (3,034) (1,077) 1,583 13,837 674,654 386 —
Victory Target Managed
Allocation Fund ........ 180,539 2,886 (24,464) (246) 8,225 166,940 16,036,481 2,886 —
Victory Trivalent International
Fund-Core Equity, Class R6 72,795 2,667 (5,045) 450 6,908 77,775 8,838,074 2,667 —
VictoryShares Corporate Bond
ETF ................. 30,116 6,175 — — 946 37,237 1,759,335 1,419 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,250 — — — 739 49,989 1,056,858 2,984 —
VictoryShares Free Cash Flow
ETF ................. 22,581 20,097 — — 693 43,371 1,317,454 379 —
VictoryShares Free Cash Flow
Growth ETF ........... — 29,362 — — (997) 28,365 1,236,473 4 —
VictoryShares Hedged Equity
Income ETF ........... — 17,474 — — 56 17,530 673,761 346 —
VictoryShares International
Value Momentum ETF ... 67,736 — (5,009) (76) 8,473 71,124 1,327,800 3,089 —
VictoryShares International
Volatility Wtd ETF ...... 27,232 — — — 3,802 31,034 654,183 956 —
VictoryShares Short-Term
Bond ETF ............ 32,424 31,542 — — 792 64,758 1,279,554 2,166 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 14,264 4,529 — — (2,071) 16,722 729,883 237 —
VictoryShares THB Mid Cap
ETF ................. 38,676 — (40,881) 1,050 1,155 — — 95 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 16,058 — (17,699) 5,939 (4,298) — — 108 —
VictoryShares US Small Mid
Cap Value Momentum ETF 30,311 — — — 293 30,604 400,524 604 —
VictoryShares US Value
Momentum ETF ........ 41,792 2,625 (4,898) 1,954 1,733 43,206 553,927 784 —
VictoryShares WestEnd U.S.
Sector ETF ............ 62,865 1,162 (6,167) 2,038 6,159 66,057 1,704,689 577 —
$ 1,504,355 $ 183,554 $ (219,156) $ 39,839 $ 52,034 $ 1,560,626 103,173,903 $ 42,897 $ 15,856
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2050 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 74,403 $ 2,738 $ (16,353) $ 2,512 $ 4,647 $ 67,947 977,661 $ 880 $ 1,857
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 24,435 12,205 (1) —* 779 37,418 4,067,158 1,383 —
Victory Emerging Markets
Fund, Institutional Shares . — 2,000 — — — 2,000 95,740 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 132,902 4,588 (24,149) 2,160 9,507 125,008 11,191,379 2,278 2,309
Victory Government Securities
Fund, Institutional Shares . 32,021 7,424 — — 1,416 40,861 4,580,777 1,345 —
Victory Growth Fund,
Institutional Shares ...... 29,151 1,919 (23,043) 15,659 (12,316) 11,370 323,280 221 1,698
Victory High Income Fund,
Institutional Shares ...... 8,324 643 — — 34 9,001 1,327,511 643 —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
30
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Income Stock Fund,
Institutional Shares ...... $ 19,598 $ 3,379 $ — $ — $ (2,260) $ 20,717 1,201,710 $ 1,106 $ 2,272
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 18,905 3,062 — — (2,747) 19,220 894,364 683 2,380
Victory Market Neutral Income
Fund, Class I .......... 6,905 318 — — 203 7,426 847,768 318 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 29,340 5,804 — —* 3,086 38,230 792,985 378 427
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 3,010 — — — 1,672 4,682 163,609 — —
Victory RS International Fund,
Class R6 ............. 67,365 6,814 — — 8,078 82,257 6,170,841 1,799 —
Victory Short-Term Bond
Fund, Institutional Shares . 879 42 — — 23 944 103,435 42 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 25,460 1,557 (2,026) (108) (2,405) 22,478 1,888,878 487 1,070
Victory Sophus Emerging
Markets Fund, Class R6 ... 12,450 300 (3,034) (1,092) 1,473 10,097 492,301 301 —
Victory Target Managed
Allocation Fund ........ 125,532 2,117 (9,932) (156) 5,410 122,971 11,812,736 2,117 —
Victory Trivalent International
Fund-Core Equity, Class R6 49,853 1,826 (4,003) 271 4,756 52,703 5,988,923 1,826 —
VictoryShares Corporate Bond
ETF ................. 10,530 1,991 — — 363 12,884 608,750 508 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 34,774 — — — 522 35,296 746,226 2,107 —
VictoryShares Free Cash Flow
ETF ................. 16,339 16,140 — — 148 32,627 991,090 277 —
VictoryShares Free Cash Flow
Growth ETF ........... — 24,427 — — (1,147) 23,280 1,014,836 3 —
VictoryShares International
Value Momentum ETF ... 49,142 — (2,007) 13 6,272 53,420 997,283 2,311 —
VictoryShares International
Volatility Wtd ETF ...... 18,430 — — — 2,574 21,004 442,741 647 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 10,038 3,005 — — (1,546) 11,497 501,847 153 —
VictoryShares THB Mid Cap
ETF ................. 28,293 — (29,501) 365 843 — — 76 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 12,420 — — — 1,466 13,886 288,087 184 —
VictoryShares US Small Mid
Cap Value Momentum ETF 21,313 — — — 206 21,519 281,624 425 —
VictoryShares US Value
Momentum ETF ........ 31,495 3,775 (4,059) 1,584 1,217 34,012 436,053 587 —
VictoryShares WestEnd U.S.
Sector ETF ............ 47,469 1,162 (5,370) 1,636 4,418 49,315 1,272,654 429 —
$ 940,776 $ 107,236 $ (123,478) $ 22,844 $ 36,692 $ 984,070 60,502,247 $ 23,514 $ 12,013
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2060 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 11,542 $ 451 $ (1,222) $ 193 $ 838 $ 11,802 169,814 $ 145 $ 306
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 3,220 661 (501) (100) 217 3,497 380,084 159 —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
31
* Rounds to less than $1 thousand.
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Emerging Markets
Fund, Institutional Shares . $ — $ 500 $ — $ — $ — $ 500 23,935 $ — $ —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 20,298 715 (3,516) 103 1,653 19,253 1,723,611 353 361
Victory Government Securities
Fund, Institutional Shares . 4,526 1,305 (153) (22) 234 5,890 660,316 206 —
Victory Growth Fund,
Institutional Shares ...... 4,257 300 (2,902) 1,095 (543) 2,207 62,741 35 265
Victory Income Stock Fund,
Institutional Shares ...... 3,296 1,068 — — (401) 3,963 229,885 186 382
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 2,729 442 — — (397) 2,774 129,084 99 343
Victory Nasdaq-100 Index
Fund, Class R6 ......... 4,667 627 — — 477 5,771 119,715 60 68
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 374 — — — 208 582 20,334 — —
Victory RS International Fund,
Class R6 ............. 9,849 1,485 — — 1,178 12,512 938,668 285 —
Victory Short-Term Bond
Fund, Institutional Shares . 1 —* — — —* 1 130 —* —
Victory Small Cap Stock Fund,
Institutional Shares ...... 3,725 228 (608) (92) (232) 3,021 253,894 71 157
Victory Sophus Emerging
Markets Fund, Class R6 ... 1,811 44 (1,361) (262) 309 541 26,383 44 —
Victory Target Managed
Allocation Fund ........ 18,780 319 (1,483) (54) 844 18,406 1,768,110 319 —
Victory Trivalent International
Fund-Core Equity, Class R6 7,267 266 (494) 31 700 7,770 882,910 266 —
VictoryShares Corporate Bond
ETF ................. 1,377 293 — — 49 1,719 81,206 68 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,049 — — — 76 5,125 108,347 306 —
VictoryShares Free Cash Flow
ETF ................. 2,467 3,006 — — (38) 5,435 165,109 48 —
VictoryShares Free Cash Flow
Growth ETF ........... — 4,165 — — (219) 3,946 172,019 1 —
VictoryShares International
Value Momentum ETF ... 7,031 — — — 906 7,937 148,180 330 —
VictoryShares International
Volatility Wtd ETF ...... 3,154 — — — 440 3,594 75,768 111 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 1,459 1,768 — — (310) 2,917 127,334 25 —
VictoryShares THB Mid Cap
ETF ................. 4,265 — (4,424) 25 134 — — 11 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 1,881 — — — 222 2,103 43,625 28 —
VictoryShares US Small Mid
Cap Value Momentum ETF 3,102 1,113 — — (18) 4,197 54,930 64 —
VictoryShares US Value
Momentum ETF ........ 4,682 — — — 357 5,039 64,597 93 —
VictoryShares WestEnd U.S.
Sector ETF ............ 7,150 598 (472) 145 755 8,176 210,979 67 —
$ 137,959 $ 19,354 $ (17,136) $ 1,062 $ 7,439 $ 148,678 8,641,708 $ 3,380 $ 1,882

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
32
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Target
Retirement Income Fund, Victory Target Retirement 2030 Fund, Victory Target Retirement 2040 Fund, Victory Target Retirement 2050 Fund,
and Victory Target Retirement 2060 Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and transfer agent; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

Supplemental Information
April 30, 2025
Victory Portfolios III
34
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on April 30, 2025, were as follows:
Percent
Target Income Fund ................................................................................. 5%
Target 2030 Fund ................................................................................... 10%
Target 2040 Fund ................................................................................... 15%
Target 2050 Fund ................................................................................... 19%
Target 2060 Fund ................................................................................... 22%
Amount
Target Income Fund ................................................................................. $ 162
Target 2030 Fund ................................................................................... 173
Target 2040 Fund ................................................................................... 733
Target 2050 Fund ................................................................................... 606
Target 2060 Fund ................................................................................... 44
Amount
Target Income Fund ................................................................................. $ 2,878
Target 2030 Fund ................................................................................... 19,059
Target 2040 Fund ................................................................................... 24,872
Target 2050 Fund ................................................................................... 11,427
Target 2060 Fund ................................................................................... 363
Foreign Source Income Foreign Tax Expense
Target Income Fund ......................................................... $ 0.03 $ 0.01
Target 2030 Fund ........................................................... 0.05 0.01
Target 2040 Fund ........................................................... 0.07 0.02
Target 2050 Fund ........................................................... 0.09 0.02
Target 2060 Fund ........................................................... 0.09 0.02

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Target Retirement Funds
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to each of the Target Retirement Income Fund, Target
Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund and Target Retirement 2060 Fund (each, a “Fund” and together, the “Funds”). Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20,
2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Funds’ investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to each Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds’ performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for each Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement with respect to each Fund. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
36
(Unaudited)
that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the Adviser does not receive a management fee from the Funds. The data indicated that each Fund’s total expenses, which included underlying fund expenses, and after fee waivers and reimbursements, if applicable, were below the medians of its respective expense group and its respective expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for each
Fund. The Board took into account the various other services provided to the Funds by the Adviser and its affiliates as described above, and noted the high quality of services received by the Funds.
In considering the Funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’
performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds’ average annual total returns relative to their Lipper indexes and other mutual funds deemed to be in their peer groups by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024; the performance of the Target Retirement 2030 Fund was above the average of its performance universe and its Lipper index for the one- and three-year periods ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the five- and ten-year periods ended June 30, 2024; the performance of the Target Retirement
2040 Fund was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024; the performance of the Target Retirement 2050 Fund was above the average of its performance universe and its Lipper index for the three-year period ended June
30, 2024, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30,
2024; and the performance of the Target Retirement 2060 Fund was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024, was below the average of its performance universe and its Lipper index for the one- and five-year periods ended June 30, 2024, and was below the average of its performance universe for the ten-year period ended June 30, 2024.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration that the Adviser does not receive a management fee from the Funds.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the revenues from the Funds. This information included a review of the methodology used in the allocation of certain costs to the Funds. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to certain Fund(s). The Trustees reviewed the profitability of the
Adviser’s relationship with the Funds before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of each Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also took into account the Adviser’s receipt of management fees from the underlying funds in which the Funds invest. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Adviser does not receive any management fees under the Advisory Agreement. The Board took into account management’s discussion of the Funds’ current management fee structure. The Board also considered the expense limitation arrangements by the Adviser. The Board also considered the effect of each Fund’s change in size, if any, on its performance and fees, noting that each Fund may realize other economies of

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
37
(Unaudited)
scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Funds. These potential benefits included, among other things, the opportunity to offer additional products and services to the Funds’ shareholders.
Conclusions – The Board reached the following conclusions regarding the Advisory Agreement with the Adviser with respect to each Fund: (i)
the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;
(ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the Fund’s performance; (iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88214-0625

April 30, 2025
Annual: Full Financials
Victory Aggressive Growth Fund
Victory Capital Growth Fund
Victory Global Managed Volatility Fund
Victory Growth & Income Fund
Victory Growth Fund
Victory Income Stock Fund
Victory Science & Technology Fund
Victory Small Cap Stock Fund
Victory Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory Aggressive Growth Fund
2
Victory Capital Growth Fund
4
Victory Global Managed Volatility Fund
19
Victory Growth & Income Fund
32
Victory Growth Fund
40
Victory Income Stock Fund
42
Victory Science & Technology Fund
45
Victory Small Cap Stock Fund
52
Victory Value Fund
62
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
66
Statements of Operations
69
Statements of Changes in Net Assets
72
Financial Highlights
78
Notes to Financial Statements (Form N-CSR Item 7) 96
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 110
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
111
Advisory Contract Approval (Form N-CSR Item 11)
112

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Aggressive Growth Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (16.7%):
Alphabet, Inc., Class C ................................................... 673,235 $ 108,317
Meta Platforms, Inc., Class A .............................................. 234,609 128,801
Netflix, Inc.(a) ......................................................... 91,369 103,404
Reddit, Inc., Class A(a) ................................................... 96,458 11,244
The Trade Desk, Inc., Class A(a) ............................................ 306,215 16,422
368,188
Communications Equipment (3.7%):
Arista Networks, Inc.(a) .................................................. 603,853 49,679
Motorola Solutions, Inc. .................................................. 73,746 32,477
82,156
Consumer Discretionary (11.5%):
Amazon.com, Inc.(a) .................................................... 631,655 116,490
Burlington Stores, Inc.(a) ................................................. 88,925 20,012
On Holding AG, Class A(a) ................................................ 588,087 28,293
O'Reilly Automotive, Inc.(a) ............................................... 27,983 39,601
Tesla, Inc.(a) .......................................................... 77,792 21,950
Ulta Beauty, Inc.(a) ..................................................... 65,173 25,785
252,131
Consumer Staples (1.2%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 115,220 13,545
Keurig Dr. Pepper, Inc. ................................................... 382,400 13,227
26,772
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 32,408 4,278
Financials (6.8%):
Fiserv, Inc.(a) .......................................................... 73,656 13,595
The Progressive Corp. ................................................... 49,103 13,834
Tradeweb Markets, Inc., Class A ............................................ 197,412 27,302
Visa, Inc., Class A ...................................................... 272,858 94,272
149,003
Health Care (10.5%):
Boston Scientific Corp.(a) ................................................. 244,172 25,118
Dexcom, Inc.(a) ........................................................ 129,907 9,273
Eli Lilly & Co. ......................................................... 93,829 84,348
Intuitive Surgical, Inc.(a) ................................................. 91,142 47,011
McKesson Corp. ....................................................... 52,199 37,207
Natera, Inc.(a) ......................................................... 107,861 16,279
Vertex Pharmaceuticals, Inc.(a) ............................................. 25,001 12,738
231,974
Industrials (8.2%):
Builders FirstSource, Inc.(a) ............................................... 44,464 5,319
BWX Technologies, Inc. .................................................. 53,193 5,805
Clean Harbors, Inc.(a) ................................................... 68,039 14,556
GE Vernova, Inc. ....................................................... 15,555 5,768
HEICO Corp., Class A ................................................... 53,015 10,652
Quanta Services, Inc. .................................................... 152,936 44,763
Trane Technologies PLC .................................................. 71,140 27,269
Uber Technologies, Inc.(a) ................................................ 552,869 44,788
Vertiv Holdings Co., Class A ............................................... 258,631 22,082
181,002
IT Services (0.9%):
Snowflake, Inc., Class A(a) ................................................ 117,420 18,727
Semiconductors & Semiconductor Equipment (15.3%):
Broadcom, Inc. ........................................................ 462,221 88,964
Lam Research Corp. ..................................................... 142,517 10,214
Monolithic Power Systems, Inc. ............................................ 20,602 12,219

Victory Portfolios III
Victory Aggressive Growth Fund
3
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 2,058,856 $ 224,251
335,648
Software (18.6%):
Adobe, Inc.(a) ......................................................... 58,335 21,874
AppLovin Corp., Class A(a) ............................................... 41,478 11,170
Autodesk, Inc.(a) ....................................................... 41,557 11,397
Cadence Design Systems, Inc.(a) ............................................ 98,968 29,467
Crowdstrike Holdings, Inc., Class A(a) ....................................... 11,120 4,769
CyberArk Software Ltd.(a) ................................................ 49,619 17,474
Fair Isaac Corp.(a) ...................................................... 4,381 8,717
Intuit, Inc. ............................................................ 18,854 11,830
Microsoft Corp. ........................................................ 383,629 151,633
Oracle Corp. .......................................................... 120,147 16,907
Palo Alto Networks, Inc.(a) ................................................ 245,154 45,827
ServiceNow, Inc.(a) ..................................................... 68,567 65,482
Synopsys, Inc.(a) ....................................................... 30,378 13,944
410,491
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 532,224 113,098
Total Common Stocks (Cost $960,242)
a
a
a
2,173,468
Total Investments (Cost $960,242) — 98.7% 2,173,468
Other assets in excess of liabilities —  1.3% 28,557
NET ASSETS - 100.00% $ 2,202,025
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Capital Growth Fund
4
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Australia (2.0%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 88,915 $ 3,797
Financials (0.4%):
ANZ Group Holdings Ltd. (a) .............................................. 72,344 1,383
Macquarie Group Ltd. ................................................... 15,382 1,900
QBE Insurance Group Ltd. ................................................ 46,617 644
3,927
Health Care (0.2%):
CSL Ltd. ............................................................. 8,757 1,405
Industrials (0.2%):
Brambles Ltd. ......................................................... 50,564 664
Qantas Airways Ltd. ..................................................... 123,601 699
1,363
Materials (0.4%):
BHP Group Ltd. ........................................................ 91,981 2,192
Northern Star Resources Ltd. (a) ............................................ 73,904 907
Rio Tinto Ltd. (b) ....................................................... 11,737 878
3,977
Real Estate (0.4%):
Charter Hall Group ...................................................... 47,455 513
Goodman Group ....................................................... 29,105 557
Scentre Group (a) ....................................................... 1,161,186 2,690
3,760
18,229
Austria (0.4%):
Financials (0.4%):
BAWAG Group AG (c) ................................................... 32,103 3,518
Belgium (0.3%):
Information Technology (0.1%):
Melexis NV (b) ......................................................... 15,198 912
Materials (0.2%):
Solvay SA , Class A ..................................................... 52,594 1,990
2,902
Bermuda (0.4%):
Financials (0.4%):
Axis Capital Holdings Ltd. ................................................ 11,939 1,150
Everest Group Ltd. ...................................................... 8,093 2,904
4,054
Brazil (0.2%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 108,300 526
Smartfit Escola de Ginastica e Danca SA ...................................... 79,400 342
Vibra Energia SA ....................................................... 90,213 299
1,167
Financials (0.1%):
Banco ABC Brasil SA , Preference Shares ...................................... 97,556 373
Industrials (0.0%):(d)
Marcopolo SA , Preference Shares ........................................... 235,840 293
Real Estate (0.0%):(d)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 278
2,111
Canada (2.2%):
Consumer Staples (0.3%):
George Weston Ltd. ..................................................... 15,521 3,025

Victory Portfolios III
Victory Capital Growth Fund
5
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.1%):
Parex Resources, Inc. .................................................... 75,579 $ 609
Financials (0.6%):
Manulife Financial Corp. ................................................. 125,326 3,841
National Bank of Canada ................................................. 20,805 1,828
5,669
Industrials (0.1%):
Bombardier, Inc. , Class B (a) ............................................... 17,356 1,147
Information Technology (0.6%):
Constellation Software, Inc. ............................................... 1,546 5,572
Materials (0.5%):
Agnico Eagle Mines Ltd. ................................................. 26,527 3,118
Stella-Jones, Inc. ....................................................... 16,968 832
3,950
19,972
Chile (0.1%):
Consumer Staples (0.0%):(d)
SMU SA ............................................................. 2,200,368 431
Real Estate (0.1%):
Parque Arauco SA ...................................................... 213,859 493
924
China (0.6%):
Communication Services (0.2%):
Kingnet Network Co. Ltd. , Class A .......................................... 162,800 380
Tencent Holdings Ltd. ................................................... 25,800 1,580
1,960
Consumer Discretionary (0.0%):(d)
DPC Dash Ltd. (a) ...................................................... 23,400 298
Financials (0.1%):
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 590,000 453
Health Care (0.1%):
Amoy Diagnostics Co. Ltd. , Class A ......................................... 82,400 236
Aurisco Pharmaceutical Co. Ltd. , Class A ...................................... 94,700 271
Gushengtang Holdings Ltd. ................................................ 59,423 239
WuXi XDC Cayman, Inc. (a) ............................................... 49,000 231
977
Industrials (0.1%):
Anhui Expressway Co. Ltd. , Class H ......................................... 238,000 360
China Communications Services Corp. Ltd. , Class H .............................. 538,000 280
CIMC Enric Holdings Ltd. ................................................ 362,000 284
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 106,000 237
1,161
Materials (0.0%):(d)
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 255,200 262
Real Estate (0.1%):
Ever Sunshine Services Group Ltd. .......................................... 974,000 238
Greentown China Holdings Ltd. ............................................ 247,000 315
553
5,664
Denmark (0.6%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 20,589 3,066
Health Care (0.3%):
Novo Nordisk A/S , Class B ................................................ 39,094 2,614
5,680

Victory Portfolios III
Victory Capital Growth Fund
6
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
France (3.3%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,318 $ 1,050
Consumer Discretionary (0.5%):
FDJ UNITED (a) (c) ..................................................... 46,706 1,665
LVMH Moet Hennessy Louis Vuitton SE ...................................... 4,131 2,288
Renault SA ........................................................... 13,152 698
4,651
Consumer Staples (0.4%):
L'Oreal SA (a) ......................................................... 8,566 3,784
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 12,242 1,995
Technip Energies NV .................................................... 21,355 729
2,724
Financials (0.3%):
AXA SA (a) ........................................................... 28,002 1,324
BNP Paribas SA ........................................................ 12,338 1,045
2,369
Health Care (0.1%):
BioMerieux ........................................................... 6,075 820
Ipsen SA ............................................................. 4,593 534
1,354
Industrials (1.1%):
Cie de Saint-Gobain SA .................................................. 12,698 1,380
Eiffage SA ............................................................ 4,811 655
Rexel SA ............................................................. 59,499 1,653
Safran SA ............................................................ 15,428 4,105
Schneider Electric SE .................................................... 7,241 1,692
SPIE SA ............................................................. 13,390 656
10,141
Information Technology (0.1%):
Capgemini SE ......................................................... 5,279 843
Dassault Systemes SE .................................................... 13,213 495
1,338
Materials (0.2%):
Arkema SA ........................................................... 18,452 1,402
Real Estate (0.1%):
Klepierre SA .......................................................... 15,048 551
Utilities (0.1%):
Engie SA ............................................................. 33,145 685
30,049
Germany (3.3%):
Communication Services (0.5%):
CTS Eventim AG & Co. KGaA ............................................. 17,156 2,033
Deutsche Telekom AG ................................................... 60,432 2,170
4,203
Consumer Discretionary (0.2%):
Volkswagen AG , Preference Shares .......................................... 14,772 1,607
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 10,732 833
Financials (0.8%):
Allianz SE , Registered Shares .............................................. 14,946 6,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,002 1,370
7,551

Victory Portfolios III
Victory Capital Growth Fund
7
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.4%):
Siemens AG , Registered Shares ............................................. 17,039 $ 3,923
Information Technology (0.9%):
SAP SE .............................................................. 27,001 7,899
Materials (0.1%):
Evonik Industries AG .................................................... 43,774 984
Utilities (0.3%):
E.ON SE ............................................................. 46,932 821
RWE AG ............................................................. 52,131 2,024
2,845
29,845
Greece (0.0%):(d)
Utilities (0.0%):(d)
Public Power Corp. SA ................................................... 26,499 397
Hong Kong (0.6%):
Financials (0.3%):
AIA Group Ltd. ........................................................ 182,600 1,368
BOC Hong Kong Holdings Ltd. ............................................ 207,500 861
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,500 590
2,819
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 605,000 2,472
5,291
Hungary (0.0%):(d)
Health Care (0.0%):(d)
Richter Gedeon Nyrt .................................................... 11,784 358
India (1.2%):
Consumer Discretionary (0.1%):
Ceat Ltd. (a) ........................................................... 8,503 336
Crompton Greaves Consumer Electricals Ltd. ................................... 92,890 371
Welspun Living Ltd. ..................................................... 283,767 427
1,134
Financials (0.3%):
Home First Finance Co. India Ltd. (c) ......................................... 37,554 547
LIC Housing Finance Ltd. ................................................. 79,989 570
Manappuram Finance Ltd. ................................................ 217,926 595
The Karur Vysya Bank Ltd. ................................................ 179,257 464
2,176
Health Care (0.2%):
Eris Lifesciences Ltd. (c) .................................................. 23,745 403
JB Chemicals & Pharmaceuticals Ltd. ........................................ 23,727 452
Narayana Hrudayalaya Ltd. ................................................ 32,831 683
Neuland Laboratories Ltd. ................................................ 2,063 292
1,830
Industrials (0.3%):
BLS International Services Ltd. ............................................. 104,040 437
Elecon Engineering Co. Ltd. ............................................... 72,024 465
Electrosteel Castings Ltd. (a) ............................................... 218,460 251
ISGEC Heavy Engineering Ltd. (a) ........................................... 27,071 362
Kirloskar Pneumatic Co. Ltd. .............................................. 19,346 258
Shaily Engineering Plastics Ltd. ............................................ 16,502 299
The Anup Engineering Ltd. ................................................ 8,876 315
Transformers & Rectifiers India Ltd. ......................................... 64,146 377
Voltamp Transformers Ltd. (a) .............................................. 3,327 288
3,052
Information Technology (0.1%):
KPIT Technologies Ltd. .................................................. 29,846 445

Victory Portfolios III
Victory Capital Growth Fund
8
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Mastek Ltd. ........................................................... 12,820 $ 317
762
Materials (0.2%):
Castrol India Ltd. ....................................................... 135,971 318
Gulf Oil Lubricants India Ltd. .............................................. 23,547 331
Maharashtra Seamless Ltd. ................................................ 50,794 395
NCL Industries Ltd. ..................................................... 153,489 381
Welspun Corp. Ltd. ..................................................... 42,483 387
1,812
10,766
Indonesia (0.1%):
Consumer Staples (0.0%):(d)
PT Cisarua Mountain Dairy Tbk ............................................ 1,031,000 285
Materials (0.0%):(d)
PT Adaro Minerals Indonesia Tbk (a) ......................................... 3,573,200 194
Real Estate (0.1%):
PT Puradelta Lestari Tbk (a) ............................................... 33,156,900 347
826
Ireland (0.5%):
Financials (0.1%):
Bank of Cyprus Holdings PLC (a) ........................................... 61,808 400
Bank of Ireland Group PLC ............................................... 48,439 569
969
Industrials (0.3%):
AerCap Holdings NV .................................................... 6,594 699
Trane Technologies PLC .................................................. 4,123 1,580
2,279
Materials (0.1%):
James Hardie Industries PLC (a) ............................................ 39,022 916
4,164
Israel (0.0%):(d)
Information Technology (0.0%):(d)
Nice Ltd. (a) ........................................................... 2,760 432
Italy (0.8%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,662 761
PRADA SpA (a) ........................................................ 161,300 1,007
1,768
Financials (0.1%):
Banco BPM SpA ....................................................... 82,069 916
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,469 736
Information Technology (0.1%):
Reply SpA ............................................................ 3,236 577
Utilities (0.3%):
Enel SpA ............................................................. 362,960 3,146
7,143
Japan (7.0%):
Communication Services (0.7%):
Capcom Co. Ltd. ....................................................... 106,000 3,069
Kakaku.com, Inc. ....................................................... 123,600 2,186
Konami Group Corp. .................................................... 10,600 1,514
6,769
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 35,600 765
Sony Group Corp. ...................................................... 69,000 1,821

Victory Portfolios III
Victory Capital Growth Fund
9
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sumitomo Electric Industries Ltd. ........................................... 40,600 $ 653
Suzuki Motor Corp. ..................................................... 67,200 805
Toyota Motor Corp. ..................................................... 230,900 4,411
ZOZO, Inc. ........................................................... 181,200 1,840
10,295
Consumer Staples (0.3%):
Asahi Group Holdings Ltd. ................................................ 49,600 686
Toyo Suisan Kaisha Ltd. .................................................. 37,900 2,450
3,136
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 154,620 3,866
ORIX Corp. ........................................................... 28,500 572
Sumitomo Mitsui Financial Group, Inc. ....................................... 73,000 1,742
Tokio Marine Holdings, Inc. ............................................... 112,000 4,490
10,670
Health Care (0.7%):
Hoya Corp. ........................................................... 19,300 2,271
Otsuka Holdings Co. Ltd. ................................................. 18,500 902
Shionogi & Co. Ltd. ..................................................... 162,700 2,734
Terumo Corp. ......................................................... 26,200 502
6,409
Industrials (1.9%):
Central Japan Railway Co. ................................................ 22,400 471
Fuji Electric Co. Ltd. .................................................... 35,900 1,597
Fujikura Ltd. .......................................................... 15,600 580
Hitachi Ltd. ........................................................... 36,600 905
ITOCHU Corp. ........................................................ 28,400 1,453
Komatsu Ltd. .......................................................... 34,500 998
MISUMI Group, Inc. .................................................... 107,500 1,506
Mitsubishi Heavy Industries Ltd. ............................................ 206,400 4,069
Nippon Yusen KK ...................................................... 30,200 987
Obayashi Corp. ........................................................ 44,400 689
Sanwa Holdings Corp. ................................................... 114,000 3,742
16,997
Information Technology (0.9%):
Canon, Inc. (b) ......................................................... 19,100 589
Disco Corp. ........................................................... 6,800 1,316
Fujitsu Ltd. ........................................................... 130,700 2,904
NEC Corp. ........................................................... 70,000 1,704
SCREEN Holdings Co. Ltd. ............................................... 8,700 579
Yokogawa Electric Corp. ................................................. 31,000 671
7,763
Materials (0.1%):
Nippon Steel Corp. ...................................................... 29,900 630
Tosoh Corp. ........................................................... 39,100 551
1,181
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 18,700 677
63,897
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 27,945 466
Malaysia (0.1%):
Energy (0.0%):(d)
Petronas Dagangan Bhd .................................................. 66,400 304
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 531,900 355

Victory Portfolios III
Victory Capital Growth Fund
10
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.0%):(d)
SP Setia Bhd Group ..................................................... 1,315,300 $ 335
994
Mexico (0.2%):
Consumer Staples (0.0%):(d)
Coca-Cola Femsa SAB de CV , ADR ......................................... 3,147 296
Financials (0.1%):
Regional SAB de CV .................................................... 56,257 394
Health Care (0.0%):(d)
Genomma Lab Internacional SAB de CV , Class B ................................ 265,833 313
Real Estate (0.1%):
Corp Inmobiliaria Vesta SAB de CV (b) ....................................... 126,837 346
1,349
Netherlands (2.3%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 1,015,256 4,722
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 23,966 1,123
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 21,907 899
Financials (0.7%):
Euronext NV (c) ........................................................ 7,703 1,287
ING Groep NV ........................................................ 195,809 3,802
NN Group NV ......................................................... 11,282 692
5,781
Health Care (0.1%):
Argenx SE (a) .......................................................... 1,207 780
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 16,521 2,917
Information Technology (0.5%):
ASM International NV ................................................... 3,325 1,625
ASML Holding NV ..................................................... 4,417 2,957
4,582
20,804
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 91,707 1,849
Norway (0.5%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 30,194 554
Energy (0.1%):
Aker BP ASA ......................................................... 48,420 1,041
Equinor ASA .......................................................... 17,185 389
1,430
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 18,002 2,903
4,887
Panama (0.0%):(d)
Industrials (0.0%):(d)
Copa Holdings SA , Class A ................................................ 3,158 290
Philippines (0.1%):
Consumer Discretionary (0.0%):(d)
Jollibee Foods Corp. ..................................................... 65,980 271

Victory Portfolios III
Victory Capital Growth Fund
11
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.1%):
Aboitiz Power Corp. ..................................................... 505,200 $ 337
608
Poland (0.0%):(d)
Health Care (0.0%):(d)
Synektik SA .......................................................... 6,425 385
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 33,454 518
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (a) (e) (f) ................................................. 214,920 —
Financials (0.0%):
Bank St Petersburg PJSC (a) (e) (f) ............................................ 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 15,441 387
Industrials (0.0%):(d)
Riyadh Cables Group Co. ................................................. 10,158 344
731
Singapore (0.4%):
Communication Services (0.1%):
Sea Ltd. , ADR (a) ....................................................... 6,979 936
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 30,100 978
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 127,200 722
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 180,400 913
3,549
South Africa (0.2%):
Consumer Discretionary (0.1%):
Foschini Group Ltd. ..................................................... 63,219 441
Financials (0.0%):(d)
Investec PLC .......................................................... 69,163 434
Health Care (0.0%):(d)
Netcare Ltd. ........................................................... 444,794 327
Industrials (0.0%):(d)
Wilson Bayly Holmes-Ovcon Ltd. ........................................... 29,054 301
Materials (0.1%):
Pan African Resources PLC ............................................... 774,855 457
1,960
South Korea (0.5%):
Communication Services (0.0%):(d)
SOOP Co. Ltd. ......................................................... 3,440 199
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,442 286
JB Financial Group Co. Ltd. ............................................... 28,027 337
KIWOOM Securities Co. Ltd. .............................................. 4,849 466
1,089
Health Care (0.1%):
Classys, Inc. .......................................................... 7,432 336
InBody Co. Ltd. ........................................................ 17,751 302

Victory Portfolios III
Victory Capital Growth Fund
12
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
T&L Co. Ltd. .......................................................... 5,350 $ 271
909
Industrials (0.1%):
GS Holdings Corp. ...................................................... 11,070 301
Hanwha Aerospace Co. Ltd. ............................................... 597 335
HD Hyundai Electric Co. Ltd. .............................................. 901 196
Hyundai Rotem Co. Ltd. .................................................. 4,233 334
1,166
Information Technology (0.1%):
Innox Advanced Materials Co. Ltd. .......................................... 16,232 261
Materials (0.1%):
Poongsan Corp. ........................................................ 10,143 423
Wonik Materials Co. Ltd. ................................................. 11,748 167
590
4,214
Spain (1.2%):
Energy (0.0%):(d)
Repsol SA ............................................................ 41,172 503
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 346,249 4,751
Banco Santander SA (b) .................................................. 258,948 1,823
Bankinter SA .......................................................... 64,574 752
7,326
Industrials (0.3%):
Aena SME SA (c) ....................................................... 9,618 2,416
Utilities (0.1%):
Iberdrola SA .......................................................... 52,845 953
11,198
Sweden (0.8%):
Consumer Staples (0.3%):
Essity AB , Class B ...................................................... 85,510 2,474
Financials (0.1%):
Swedbank AB , Class A ................................................... 25,775 644
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 217,031 3,016
Volvo AB , Class B ...................................................... 27,169 739
3,755
6,873
Switzerland (3.6%):
Consumer Staples (1.0%):
Coca-Cola HBC AG ..................................................... 111,884 5,825
Nestle SA , Registered Shares .............................................. 33,788 3,598
9,423
Financials (0.5%):
Partners Group Holding AG ............................................... 515 675
UBS Group AG ........................................................ 93,278 2,833
Zurich Insurance Group AG ............................................... 2,160 1,533
5,041
Health Care (1.6%):
Novartis AG , Registered Shares ............................................. 63,929 7,295
Roche Holding AG ...................................................... 19,351 6,330
Sandoz Group AG ...................................................... 13,081 568
14,193
Industrials (0.2%):
ABB Ltd. , Registered Shares ............................................... 17,160 906

Victory Portfolios III
Victory Capital Growth Fund
13
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sulzer AG , Registered Shares .............................................. 3,022 $ 512
1,418
Materials (0.2%):
Glencore PLC ......................................................... 126,717 415
Holcim AG ........................................................... 16,088 1,799
2,214
Real Estate (0.1%):
PSP Swiss Property AG , Registered Shares ..................................... 3,616 644
32,933
Taiwan (0.9%):
Consumer Discretionary (0.2%):
Johnson Health Tech Co. Ltd. .............................................. 57,000 308
Sports Gear Co. Ltd. ..................................................... 85,000 309
Tong Yang Industry Co. Ltd. ............................................... 154,000 634
World Fitness Services Ltd. ................................................ 97,000 252
1,503
Health Care (0.0%):(d)
TTY Biopharm Co. Ltd. .................................................. 129,000 311
Industrials (0.0%):(d)
Fortune Electric Co. Ltd. ................................................. 21,700 286
Information Technology (0.5%):
Chenbro Micom Co. Ltd. ................................................. 39,000 305
Chroma ATE, Inc. ...................................................... 48,000 439
Compeq Manufacturing Co. Ltd. ............................................ 225,000 395
Elite Material Co. Ltd. ................................................... 40,000 696
Gold Circuit Electronics Ltd. ............................................... 80,400 484
King Yuan Electronics Co. Ltd. ............................................. 171,000 465
Lotes Co. Ltd. ......................................................... 14,000 551
Sigurd Microelectronics Corp. .............................................. 206,000 467
Tripod Technology Corp. ................................................. 108,000 624
Wiwynn Corp. ......................................................... 4,000 241
4,667
Materials (0.2%):
Gloria Material Technology Corp. ........................................... 208,000 287
Nan Pao Resins Chemical Co. Ltd. .......................................... 29,000 309
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 71,000 344
Tung Ho Steel Enterprise Corp. ............................................. 143,000 289
1,229
7,996
Turkey (0.1%):
Consumer Staples (0.1%):
Migros Ticaret A/S ...................................................... 23,955 299
Financials (0.0%):(d)
Turkiye Sigorta A/S ..................................................... 511,210 233
Health Care (0.0%):(d)
MLP Saglik Hizmetleri A/S (a) (c) ............................................ 22,237 189
Industrials (0.0%):(d)
Pegasus Hava Tasimaciligi A/S (a) ........................................... 28,453 166
Information Technology (0.0%):(d)
Logo Yazilim Sanayi Ve Ticaret A/S ......................................... 57,803 206
1,093
United Arab Emirates (0.0%):(d)
Real Estate (0.0%):(d)
Deyaar Development PJSC ................................................ 1,287,512 323

Victory Portfolios III
Victory Capital Growth Fund
14
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
United Kingdom (5.5%):
Communication Services (0.2%):
Auto Trader Group PLC (c) ................................................ 169,079 $ 1,899
Consumer Discretionary (0.7%):
Birkenstock Holding PLC (a) ............................................... 12,684 652
Greggs PLC ........................................................... 35,646 887
Next PLC ............................................................ 27,223 4,491
6,030
Consumer Staples (1.2%):
Coca-Cola Europacific Partners PLC ......................................... 7,795 707
Imperial Brands PLC .................................................... 129,531 5,314
Marks & Spencer Group PLC .............................................. 175,253 911
Tesco PLC ............................................................ 204,742 1,013
Unilever PLC ......................................................... 53,987 3,437
11,382
Energy (0.8%):
BP PLC .............................................................. 288,649 1,332
Harbour Energy PLC .................................................... 219,545 449
Shell PLC (a) .......................................................... 170,208 5,492
7,273
Financials (1.2%):
3i Group PLC ......................................................... 31,390 1,779
Barclays PLC ......................................................... 1,143,008 4,553
HSBC Holdings PLC .................................................... 281,079 3,133
Standard Chartered PLC .................................................. 113,295 1,631
11,096
Health Care (0.3%):
AstraZeneca PLC ....................................................... 14,226 2,038
Hikma Pharmaceuticals PLC ............................................... 26,740 708
2,746
Industrials (0.3%):
easyJet PLC ........................................................... 81,276 539
RELX PLC ........................................................... 12,158 663
Rolls-Royce Holdings PLC ................................................ 135,637 1,373
2,575
Information Technology (0.1%):
The Sage Group PLC .................................................... 40,318 669
Materials (0.3%):
Rio Tinto PLC ......................................................... 46,954 2,798
Real Estate (0.1%):
The British Land Co. PLC ................................................ 104,186 548
Utilities (0.3%):
Centrica PLC .......................................................... 751,766 1,609
Drax Group PLC ....................................................... 83,772 691
National Grid PLC (a) .................................................... 45,435 656
2,956
49,972
United States (58.6%):
Communication Services (6.6%):
Alphabet, Inc. , Class C ................................................... 177,325 28,489
Comcast Corp. , Class A .................................................. 66,554 2,276
Meta Platforms, Inc. , Class A .............................................. 38,155 20,947
Verizon Communications, Inc. .............................................. 197,914 8,720
60,432
Consumer Discretionary (4.8%):
AutoZone, Inc. (a) ....................................................... 196 738
Best Buy Co., Inc. ...................................................... 33,004 2,201

Victory Portfolios III
Victory Capital Growth Fund
15
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Booking Holdings, Inc. ................................................... 802 $ 4,090
D.R. Horton, Inc. ....................................................... 14,234 1,798
Deckers Outdoor Corp. (a) ................................................. 17,364 1,924
Expedia Group, Inc. ..................................................... 18,977 2,978
General Motors Co. ..................................................... 148,963 6,739
Lennar Corp. , Class A .................................................... 24,860 2,700
Lowe's Cos., Inc. ....................................................... 16,879 3,773
Murphy USA, Inc. ...................................................... 3,672 1,831
NVR, Inc. (a) .......................................................... 551 3,926
PulteGroup, Inc. ........................................................ 28,673 2,941
Ralph Lauren Corp. ..................................................... 10,496 2,361
The Home Depot, Inc. ................................................... 8,635 3,113
Toll Brothers, Inc. ...................................................... 22,737 2,294
43,407
Consumer Staples (5.1%):
Altria Group, Inc. ....................................................... 128,799 7,619
Coca-Cola Consolidated, Inc. .............................................. 1,327 1,799
Colgate-Palmolive Co. ................................................... 34,393 3,171
Costco Wholesale Corp. .................................................. 6,165 6,131
Ingredion, Inc. ......................................................... 8,059 1,070
Kimberly-Clark Corp. .................................................... 41,168 5,425
Philip Morris International, Inc. ............................................. 33,903 5,810
Sysco Corp. ........................................................... 34,373 2,454
Target Corp. .......................................................... 5,617 543
The Kroger Co. ........................................................ 7,684 555
The Procter & Gamble Co. ................................................ 19,489 3,168
U.S. Foods Holding Corp. (a) ............................................... 29,590 1,943
Walmart, Inc. .......................................................... 72,529 7,053
46,741
Energy (1.2%):
Coterra Energy, Inc. ..................................................... 63,433 1,558
Devon Energy Corp. ..................................................... 28,185 857
EOG Resources, Inc. .................................................... 54,660 6,031
Ovintiv, Inc. .......................................................... 40,111 1,347
Valero Energy Corp. ..................................................... 10,664 1,238
11,031
Financials (7.1%):
American Express Co. ................................................... 11,407 3,039
Ameriprise Financial, Inc. ................................................. 12,969 6,109
Brookfield Asset Management Ltd. , Class A .................................... 29,062 1,551
Capital One Financial Corp. ............................................... 4,636 836
Cincinnati Financial Corp. ................................................ 9,196 1,280
Corebridge Financial, Inc. ................................................. 85,777 2,542
East West Bancorp, Inc. .................................................. 30,689 2,626
Fidelity National Financial, Inc. ............................................ 51,475 3,297
Fifth Third Bancorp ..................................................... 8,218 295
JPMorgan Chase & Co. .................................................. 52,815 12,920
PayPal Holdings, Inc. (a) .................................................. 50,461 3,322
Prudential Financial, Inc. ................................................. 7,106 730
Regions Financial Corp. .................................................. 24,310 496
SEI Investments Co. ..................................................... 9,251 724
Synchrony Financial ..................................................... 82,510 4,286
T. Rowe Price Group, Inc. ................................................. 2,703 239
The Allstate Corp. ...................................................... 15,692 3,113
The Bank of New York Mellon Corp. ......................................... 16,361 1,316
The Goldman Sachs Group, Inc. ............................................ 5,023 2,750
The Hartford Insurance Group, Inc. .......................................... 25,621 3,143
The PNC Financial Services Group, Inc. ...................................... 6,410 1,030
The Progressive Corp. ................................................... 12,062 3,398
Visa, Inc. , Class A ...................................................... 5,554 1,919

Victory Portfolios III
Victory Capital Growth Fund
16
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
W.R. Berkley Corp. ..................................................... 50,386 $ 3,612
64,573
Health Care (8.0%):
AbbVie, Inc. .......................................................... 41,440 8,085
Cardinal Health, Inc. .................................................... 51,659 7,299
Centene Corp. (a) ....................................................... 41,109 2,460
Exelixis, Inc. (a) ........................................................ 45,163 1,768
Gilead Sciences, Inc. .................................................... 52,697 5,614
HCA Healthcare, Inc. .................................................... 2,086 720
Incyte Corp. (a) ......................................................... 28,428 1,781
Johnson & Johnson ..................................................... 35,237 5,508
McKesson Corp. ....................................................... 10,944 7,801
Merck & Co., Inc. ...................................................... 102,940 8,770
Molina Healthcare, Inc. (a) ................................................ 4,655 1,522
Pfizer, Inc. ............................................................ 204,469 4,991
Regeneron Pharmaceuticals, Inc. ............................................ 2,432 1,456
Royalty Pharma PLC , Class A .............................................. 77,259 2,536
Tenet Healthcare Corp. (a) ................................................. 21,867 3,126
The Cigna Group ....................................................... 4,860 1,653
United Therapeutics Corp. (a) .............................................. 8,492 2,574
UnitedHealth Group, Inc. ................................................. 10,040 4,131
Universal Health Services, Inc. , Class B ....................................... 6,705 1,187
72,982
Industrials (5.4%):
Acuity, Inc. ........................................................... 9,207 2,243
Allison Transmission Holdings, Inc. ......................................... 26,602 2,454
Builders FirstSource, Inc. (a) ............................................... 1,361 163
Carlisle Cos., Inc. ....................................................... 8,574 3,254
Caterpillar, Inc. ........................................................ 5,888 1,821
Cintas Corp. .......................................................... 8,788 1,860
Comfort Systems USA, Inc. ............................................... 7,595 3,019
Core & Main, Inc. , Class A (a) .............................................. 14,392 758
Cummins, Inc. ......................................................... 18,106 5,320
Delta Air Lines, Inc. ..................................................... 70,211 2,923
EMCOR Group, Inc. .................................................... 9,741 3,903
Leidos Holdings, Inc. .................................................... 22,864 3,365
Lockheed Martin Corp. ................................................... 8,070 3,855
Masco Corp. .......................................................... 28,386 1,721
Owens Corning ........................................................ 16,441 2,391
PACCAR, Inc. ......................................................... 6,365 574
United Airlines Holdings, Inc. (a) ............................................ 50,740 3,492
United Rentals, Inc. ..................................................... 754 476
Vertiv Holdings Co. , Class A ............................................... 23,657 2,020
W.W. Grainger, Inc. ..................................................... 2,944 3,016
48,628
Information Technology (16.4%):
Amphenol Corp. , Class A ................................................. 26,164 2,013
Apple, Inc. ........................................................... 201,214 42,758
Arista Networks, Inc. (a) .................................................. 30,136 2,479
Cisco Systems, Inc. ..................................................... 115,143 6,647
Docusign, Inc. (a) ....................................................... 34,666 2,834
Dropbox, Inc. , Class A (a) ................................................. 94,767 2,706
F5, Inc. (a) ............................................................ 11,746 3,110
Fair Isaac Corp. (a) ...................................................... 1,179 2,346
Fortinet, Inc. (a) ........................................................ 19,166 1,989
Gen Digital, Inc. ....................................................... 105,961 2,741
GoDaddy, Inc. , Class A (a) ................................................. 30,570 5,757
Hewlett Packard Enterprise Co. ............................................. 206,810 3,355
International Business Machines Corp. ........................................ 6,497 1,571
Jabil, Inc. ............................................................ 1,313 192
KLA Corp. ........................................................... 3,493 2,455
Microsoft Corp. ........................................................ 38,272 15,127

Victory Portfolios III
Victory Capital Growth Fund
17
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Motorola Solutions, Inc. .................................................. 14,774 $ 6,506
NetApp, Inc. .......................................................... 26,816 2,407
NVIDIA Corp. ......................................................... 314,569 34,263
QUALCOMM, Inc. ..................................................... 27,066 4,018
TD SYNNEX Corp. ..................................................... 11,993 1,329
Zoom Communications, Inc. (a) ............................................. 34,445 2,671
149,274
Materials (1.4%):
CF Industries Holdings, Inc. ............................................... 36,733 2,879
CRH PLC ............................................................ 33,203 3,168
Louisiana-Pacific Corp. .................................................. 10,817 934
LyondellBasell Industries NV , Class A ........................................ 39,529 2,301
Packaging Corp. of America ............................................... 9,456 1,755
Reliance, Inc. .......................................................... 4,032 1,162
Steel Dynamics, Inc. ..................................................... 1,857 241
12,440
Real Estate (1.3%):
American Tower Corp. ................................................... 11,267 2,540
Crown Castle, Inc. ...................................................... 29,883 3,160
CubeSmart ........................................................... 26,488 1,077
Equity LifeStyle Properties, Inc. ............................................ 20,374 1,320
Essex Property Trust, Inc. ................................................. 1,432 400
Lamar Advertising Co. , Class A ............................................. 14,897 1,695
National Storage Affiliates Trust ............................................ 12,756 475
VICI Properties, Inc. .................................................... 12,158 389
WP Carey, Inc. ......................................................... 10,101 631
11,687
Utilities (1.3%):
DTE Energy Co. ....................................................... 21,331 2,922
Edison International ..................................................... 25,036 1,340
Entergy Corp. ......................................................... 5,192 432
Evergy, Inc. ........................................................... 30,348 2,097
NiSource, Inc. ......................................................... 58,981 2,307
NRG Energy, Inc. ....................................................... 17,308 1,896
OGE Energy Corp. ...................................................... 20,111 913
11,907
533,102
Total Common Stocks (Cost $706,078) 902,316
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring   3/31/40 (a) (e) .............................. 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 8,677 683
Total Exchange-Traded Funds (Cost $670) 683
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (g) ........ 736,157 736
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (g) ............ 736,157 737
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (g) ............... 736,157 736
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (g) . 736,157 736
Total Collateral for Securities Loaned (Cost $2,945) 2,945
Total Investments (Cost $709,693) — 99.5% 905,944
Other assets in excess of liabilities — 0.5% 4,490
NET ASSETS - 100.00% $ 910,434

Victory Portfolios III
Victory Capital Growth Fund
18
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was $11,924
(thousands) and amounted to 1.3% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at April 30, 2025 (amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Global Managed Volatility Fund
19
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Australia (1.6%):
Consumer Discretionary (0.0%):(a)
Aristocrat Leisure Ltd. ................................................... 3,065 $ 131
Consumer Staples (0.5%):
Coles Group Ltd. (b) ..................................................... 94,912 1,288
Woolworths Group Ltd. .................................................. 53,124 1,072
2,360
Financials (0.5%):
Medibank Pvt. Ltd. ...................................................... 744,302 2,214
Health Care (0.0%):(a)
Pro Medicus Ltd. ....................................................... 725 106
Industrials (0.1%):
Brambles Ltd. ......................................................... 12,096 159
Qantas Airways Ltd. ..................................................... 18,021 102
261
Materials (0.5%):
BHP Group Ltd. ........................................................ 84,775 2,020
Fortescue Ltd. ......................................................... 14,223 147
2,167
7,239
Austria (0.0%):(a)
Financials (0.0%):(a)
Erste Group Bank AG .................................................... 2,742 186
Bermuda (0.0%):(a)
Financials (0.0%):(a)
Everest Group Ltd. ...................................................... 248 89
Brazil (0.7%):
Energy (0.2%):
Petroleo Brasileiro SA , Preference Shares ..................................... 207,700 1,098
Financials (0.4%):
Itau Unibanco Holding SA , Preference Shares .................................. 246,120 1,543
Industrials (0.1%):
WEG SA ............................................................. 52,900 416
Materials (0.0%):(a)
Vale SA .............................................................. 15,197 142
3,199
Canada (2.8%):
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 20,245 2,498
Gildan Activewear, Inc. .................................................. 2,802 129
2,627
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 13,669 714
George Weston Ltd. ..................................................... 645 126
Loblaw Cos. Ltd. ....................................................... 2,003 325
1,165
Energy (0.8%):
Canadian Natural Resources Ltd. ............................................ 37,731 1,083
Cenovus Energy, Inc. .................................................... 26,487 312
MEG Energy Corp. ..................................................... 48,403 679
Suncor Energy, Inc. ..................................................... 42,736 1,509
3,583
Financials (0.4%):
Canadian Imperial Bank of Commerce ........................................ 10,490 662
iA Financial Corp., Inc. ................................................... 1,856 180

Victory Portfolios III
Victory Global Managed Volatility Fund
20
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Manulife Financial Corp. ................................................. 6,792 $ 208
Sun Life Financial, Inc. .................................................. 4,624 276
The Toronto-Dominion Bank ............................................... 9,411 601
1,927
Industrials (0.1%):
TFI International, Inc. .................................................... 5,125 417
Information Technology (0.6%):
CGI, Inc. ............................................................. 5,428 576
Constellation Software, Inc. ............................................... 531 1,914
2,490
12,209
China (2.3%):
Communication Services (0.2%):
NetEase, Inc. .......................................................... 23,400 503
Tencent Holdings Ltd. ................................................... 10,400 637
1,140
Consumer Discretionary (0.9%):
ANTA Sports Products Ltd. ................................................ 82,600 976
BYD Co. Ltd. ......................................................... 33,000 1,567
Haidilao International Holding Ltd. (c) ........................................ 182,000 410
JD.com, Inc. , Class SW .................................................. 8,300 135
Meituan , Class W (b) (c) ................................................... 8,900 147
Topsports International Holdings Ltd. (c) ...................................... 339,000 135
Vipshop Holdings Ltd. , ADR .............................................. 35,070 478
3,848
Consumer Staples (0.2%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 60,800 628
Tingyi Cayman Islands Holding Corp. ........................................ 138,000 250
878
Energy (0.5%):
China Shenhua Energy Co. Ltd. , Class H ...................................... 188,000 706
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 403,100 802
PetroChina Co. Ltd. , Class H .............................................. 848,000 648
2,156
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 342,000 209
Bank of China Ltd. , Class H ............................................... 650,000 363
China Construction Bank Corp. , Class H ...................................... 293,000 241
China Life Insurance Co. Ltd. , Class H ....................................... 86,000 157
Industrial & Commercial Bank of China Ltd. , Class H ............................. 425,000 291
1,261
Industrials (0.0%):(a)
Yangzijiang Shipbuilding Holdings Ltd. (b) ..................................... 106,200 182
Information Technology (0.2%):
Lenovo Group Ltd. ...................................................... 360,000 416
Shanghai Baosight Software Co. Ltd. , Class B .................................. 128,000 188
Xiaomi Corp. , Class W (b) (c) ............................................... 33,400 214
818
Materials (0.0%):(a)
Aluminum Corp. of China Ltd. , Class H ....................................... 202,000 108
10,391
Denmark (0.5%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 7,080 1,054
Health Care (0.2%):
Novo Nordisk A/S , Class B ................................................ 15,045 1,006

Victory Portfolios III
Victory Global Managed Volatility Fund
21
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.0%):(a)
AP Moller - Maersk A/S , Class B ........................................... 46 $ 79
2,139
Finland (1.2%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 17,934 957
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 30,854 1,931
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 37,094 2,297
Information Technology (0.1%):
Nokia Oyj ............................................................ 43,744 219
5,404
France (1.4%):
Consumer Discretionary (0.6%):
Cie Generale des Etablissements Michelin SCA ................................. 2,394 88
FDJ UNITED (b) (c) ..................................................... 25,595 912
Hermes International SCA ................................................ 559 1,537
2,537
Consumer Staples (0.1%):
L'Oreal SA (b) ......................................................... 1,121 495
Energy (0.3%):
TotalEnergies SE ....................................................... 26,458 1,507
Health Care (0.1%):
Ipsen SA ............................................................. 3,695 429
Industrials (0.2%):
Cie de Saint-Gobain SA .................................................. 3,757 408
Schneider Electric SE .................................................... 1,004 235
643
Utilities (0.1%):
Engie SA ............................................................. 18,331 379
5,990
Germany (1.0%):
Communication Services (0.1%):
CTS Eventim AG & Co. KGaA ............................................. 3,122 370
Deutsche Telekom AG ................................................... 6,907 248
618
Financials (0.4%):
Allianz SE , Registered Shares .............................................. 391 162
Deutsche Bank AG , Registered Shares ........................................ 8,312 218
Deutsche Boerse AG .................................................... 319 103
Talanx AG ............................................................ 11,080 1,271
1,754
Industrials (0.4%):
Deutsche Post AG ...................................................... 16,655 712
GEA Group AG ........................................................ 13,940 909
Rational AG .......................................................... 300 257
1,878
Materials (0.1%):
Heidelberg Materials AG ................................................. 1,710 342
4,592
Hong Kong (0.8%):
Communication Services (0.0%):(a)
HKT Trust & HKT Ltd. , Class SS ........................................... 75,000 107

Victory Portfolios III
Victory Global Managed Volatility Fund
22
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 922,000 $ 477
Chow Tai Fook Jewellery Group Ltd. (d) ....................................... 485,800 649
1,126
Consumer Staples (0.1%):
Want Want China Holdings Ltd. ............................................ 260,000 170
WH Group Ltd. ........................................................ 165,500 148
318
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 317,000 1,315
Industrials (0.2%):
SITC International Holdings Co. Ltd. ......................................... 145,000 402
Techtronic Industries Co. Ltd. .............................................. 36,500 367
769
3,635
India (2.7%):
Communication Services (0.2%):
Bharti Airtel Ltd. ....................................................... 6,187 137
Tata Communications Ltd. ................................................ 29,219 550
687
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. (b) ...................................................... 4,751 451
Jubilant Foodworks Ltd. (b) ................................................ 20,546 174
Page Industries Ltd. ..................................................... 383 207
832
Consumer Staples (0.5%):
Britannia Industries Ltd. .................................................. 10,744 692
Colgate-Palmolive India Ltd. .............................................. 10,038 308
ITC Ltd. ............................................................. 212,509 1,070
Marico Ltd. ........................................................... 36,224 304
2,374
Financials (0.4%):
ICICI Bank Ltd. ........................................................ 90,460 1,521
Health Care (0.1%):
Sun Pharmaceutical Industries Ltd. .......................................... 8,901 193
Torrent Pharmaceuticals Ltd. ............................................... 7,102 279
472
Industrials (0.3%):
Bharat Electronics Ltd. ................................................... 39,714 147
CG Power & Industrial Solutions Ltd. ........................................ 33,983 252
Cummins India Ltd. ..................................................... 6,235 214
Havells India Ltd. (b) .................................................... 33,209 629
InterGlobe Aviation Ltd. (b) (c) .............................................. 4,138 258
1,500
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 24,535 455
Infosys Ltd. ........................................................... 70,319 1,243
Tata Consultancy Services Ltd. ............................................. 28,738 1,173
2,871
Materials (0.3%):
Asian Paints Ltd. ....................................................... 4,870 140
Pidilite Industries Ltd. ................................................... 19,094 687
Tata Steel Ltd. ......................................................... 52,482 87
Vedanta Ltd. .......................................................... 101,083 502
1,416

Victory Portfolios III
Victory Global Managed Volatility Fund
23
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.0%):(a)
Power Grid Corp. of India Ltd. ............................................. 44,709 $ 162
11,835
Indonesia (0.8%):
Communication Services (0.1%):
PT Telkom Indonesia Persero Tbk ........................................... 2,981,000 470
Consumer Staples (0.0%):(a)
PT Sumber Alfaria Trijaya Tbk ............................................. 839,900 109
Energy (0.1%):
PT Alamtri Resources Indonesia Tbk ......................................... 2,210,200 253
Financials (0.6%):
PT Bank Central Asia Tbk ................................................. 2,207,000 1,174
PT Bank Mandiri Persero Tbk .............................................. 2,974,800 879
PT Bank Rakyat Indonesia Persero Tbk ....................................... 3,030,300 702
2,755
3,587
Ireland (1.3%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (b) ............................................... 5,721 604
Industrials (0.5%):
Trane Technologies PLC .................................................. 5,671 2,173
Information Technology (0.7%):
Accenture PLC , Class A .................................................. 8,157 2,440
TE Connectivity PLC .................................................... 2,928 429
2,869
5,646
Israel (0.4%):
Financials (0.0%):(a)
Bank Leumi Le-Israel BM ................................................ 12,994 185
Health Care (0.0%):(a)
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 10,544 163
Information Technology (0.4%):
Check Point Software Technologies Ltd. (b) .................................... 7,245 1,591
1,939
Italy (0.5%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,982 907
Financials (0.2%):
FinecoBank Banca Fineco SpA ............................................. 40,301 806
Industrials (0.0%):(a)
Prysmian SpA ......................................................... 2,040 112
Utilities (0.1%):
Enel SpA ............................................................. 29,490 256
2,081
Japan (3.5%):
Communication Services (0.2%):
Nintendo Co. Ltd. ...................................................... 11,200 930
Consumer Discretionary (0.6%):
Asics Corp. ........................................................... 36,500 785
Bandai Namco Holdings, Inc. .............................................. 5,300 184
Fast Retailing Co. Ltd. ................................................... 2,400 789
Isuzu Motors Ltd. ....................................................... 11,600 156
Subaru Corp. .......................................................... 50,900 922
2,836

Victory Portfolios III
Victory Global Managed Volatility Fund
24
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.2%):
SBI Holdings, Inc. ...................................................... 5,400 $ 142
Sompo Holdings, Inc. .................................................... 7,500 246
Tokio Marine Holdings, Inc. ............................................... 6,400 256
644
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 20,300 1,170
Hoya Corp. ........................................................... 12,500 1,471
Otsuka Holdings Co. Ltd. ................................................. 3,800 185
2,826
Industrials (0.6%):
Hitachi Ltd. ........................................................... 9,765 241
Nippon Yusen KK ...................................................... 4,800 157
Recruit Holdings Co. Ltd. ................................................. 34,400 1,907
Toyota Tsusho Corp. ..................................................... 10,500 209
2,514
Information Technology (1.1%):
Canon, Inc. (d) ......................................................... 5,400 167
Nomura Research Institute Ltd. ............................................. 30,500 1,155
Oracle Corp. .......................................................... 18,200 2,188
Tokyo Electron Ltd. ..................................................... 3,200 477
Trend Micro, Inc. ....................................................... 11,500 825
4,812
Materials (0.1%):
Nitto Denko Corp. ...................................................... 32,300 568
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 7,700 100
The Kansai Electric Power Co., Inc. .......................................... 6,900 85
185
15,315
Luxembourg (0.0%):(a)
Energy (0.0%):(a)
Tenaris SA ............................................................ 8,067 134
Malaysia (0.1%):
Consumer Discretionary (0.0%):(a)
MR DIY Group M Bhd (c) ................................................. 419,900 164
Materials (0.1%):
Press Metal Aluminium Holdings Bhd ........................................ 225,200 256
420
Mexico (0.4%):
Consumer Staples (0.3%):
Gruma SAB de CV , Class B ............................................... 8,873 170
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 106,286 187
Wal-Mart de Mexico SAB de CV ........................................... 278,577 883
1,240
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 54,732 470
Materials (0.0%):(a)
Grupo Mexico SAB de CV , Class B .......................................... 26,764 139
1,849
Netherlands (1.5%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 273,774 1,274
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV ............................................ 30,863 1,267

Victory Portfolios III
Victory Global Managed Volatility Fund
25
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.5%):
Wolters Kluwer NV ..................................................... 12,237 $ 2,160
Information Technology (0.4%):
ASML Holding NV ..................................................... 2,497 1,671
BE Semiconductor Industries NV ........................................... 1,178 128
1,799
6,500
Norway (0.4%):
Communication Services (0.1%):
Telenor ASA .......................................................... 12,212 183
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 7,664 1,236
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 27,829 148
1,567
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 83,250 509
Poland (0.3%):
Financials (0.3%):
Santander Bank Polska SA ................................................ 7,257 1,117
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 4,775 74
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (b) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (b) (e) (f) ................................................... 34,009 —
Tatneft PJSC (b) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (b) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (b) (e) (f) .......................................... 524,900 —
—
Singapore (0.9%):
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 5,100 166
Oversea-Chinese Banking Corp. Ltd. ......................................... 130,000 1,609
Singapore Exchange Ltd. ................................................. 202,700 2,230
4,005
South Africa (0.3%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 20,014 427
Financials (0.1%):
Capitec Bank Holdings Ltd. ............................................... 1,730 321
FirstRand Ltd. ......................................................... 20,352 80
Standard Bank Group Ltd. ................................................ 10,189 127
528
Materials (0.1%):
Gold Fields Ltd. ........................................................ 6,529 146
1,101
South Korea (0.4%):
Consumer Discretionary (0.2%):
Hyundai Motor Co. ..................................................... 581 78

Victory Portfolios III
Victory Global Managed Volatility Fund
26
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Kia Corp. ............................................................ 18,194 $ 1,156
1,234
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 3,221 208
KB Financial Group, Inc. ................................................. 2,285 144
352
Industrials (0.1%):
Hyundai Rotem Co. Ltd. .................................................. 4,636 366
1,952
Spain (1.3%):
Consumer Discretionary (0.5%):
Industria de Diseno Textil SA (d) ............................................ 43,066 2,316
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 173,432 2,380
Banco Santander SA ..................................................... 31,300 220
2,600
Industrials (0.1%):
Aena SME SA (c) ....................................................... 627 157
Utilities (0.1%):
Endesa SA ............................................................ 6,296 189
Iberdrola SA .......................................................... 16,296 294
483
5,556
Sweden (0.1%):
Industrials (0.1%):
Atlas Copco AB , Class A ................................................. 8,773 136
Volvo AB , Class B ...................................................... 7,009 190
326
Information Technology (0.0%):(a)
Telefonaktiebolaget LM Ericsson , Class B ..................................... 24,805 210
536
Switzerland (3.9%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 4,289 223
Nestle SA , Registered Shares .............................................. 24,965 2,659
2,882
Financials (0.0%):(a)
Partners Group Holding AG ............................................... 81 106
Zurich Insurance Group AG ............................................... 136 97
203
Health Care (1.7%):
Novartis AG , Registered Shares ............................................. 31,644 3,611
Roche Holding AG ...................................................... 11,858 3,899
7,510
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 22,684 1,199
Geberit AG , Registered Shares ............................................. 3,299 2,286
Kuehne + Nagel International AG , Class R ..................................... 2,180 502
Schindler Holding AG , Class PC ............................................ 318 116
SGS SA , Registered Shares (b) .............................................. 8,715 852
VAT Group AG (c) ...................................................... 776 280
5,235
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 7,808 594
Materials (0.2%):
EMS-Chemie Holding AG ................................................ 491 362

Victory Portfolios III
Victory Global Managed Volatility Fund
27
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Glencore PLC ......................................................... 40,419 $ 132
Holcim AG ........................................................... 1,429 160
654
17,078
Taiwan (1.6%):
Consumer Staples (0.1%):
Uni-President Enterprises Corp. ............................................ 186,730 449
Industrials (0.1%):
Eva Airways Corp. ...................................................... 188,000 226
Information Technology (1.4%):
Advantech Co. Ltd. ..................................................... 75,295 789
ASE Technology Holding Co. Ltd. ........................................... 19,000 81
Delta Electronics, Inc. ................................................... 11,000 115
MediaTek, Inc. ......................................................... 19,000 808
Quanta Computer, Inc. (b) ................................................. 10,000 75
Realtek Semiconductor Corp. .............................................. 66,000 1,086
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 26,000 737
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 16,320 2,720
6,411
7,086
Thailand (0.0%):(a)
Health Care (0.0%):(a)
Bumrungrad Hospital PCL ................................................ 24,900 123
United Kingdom (4.0%):
Consumer Discretionary (0.8%):
Compass Group PLC .................................................... 9,332 314
InterContinental Hotels Group PLC .......................................... 12,200 1,302
Next PLC ............................................................ 12,826 2,116
3,732
Consumer Staples (1.1%):
British American Tobacco PLC ............................................. 3,863 168
Imperial Brands PLC .................................................... 61,852 2,538
Tesco PLC ............................................................ 29,324 145
Unilever PLC ......................................................... 35,025 2,230
5,081
Energy (0.6%):
BP PLC .............................................................. 161,938 748
Shell PLC (b) .......................................................... 53,132 1,714
2,462
Financials (0.1%):
HSBC Holdings PLC .................................................... 28,600 319
Standard Chartered PLC .................................................. 11,213 161
480
Health Care (0.5%):
GSK PLC ............................................................ 106,226 2,101
Industrials (0.7%):
Intertek Group PLC ..................................................... 5,594 344
RELX PLC ........................................................... 46,351 2,529
Rolls-Royce Holdings PLC ................................................ 33,407 338
3,211
Materials (0.1%):
Anglo American PLC .................................................... 5,922 162
Anglogold Ashanti PLC .................................................. 3,068 128
Rio Tinto PLC ......................................................... 4,454 265
555

Victory Portfolios III
Victory Global Managed Volatility Fund
28
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.1%):
Centrica PLC .......................................................... 102,384 $ 219
17,841
United States (62.2%):
Communication Services (5.4%):
Alphabet, Inc. , Class C ................................................... 70,277 11,277
AT&T, Inc. ........................................................... 23,496 651
Meta Platforms, Inc. , Class A .............................................. 17,590 9,657
Netflix, Inc. (b) ......................................................... 1,096 1,240
T-Mobile US, Inc. ...................................................... 1,652 408
Verizon Communications, Inc. .............................................. 11,463 505
23,738
Consumer Discretionary (6.7%):
Airbnb, Inc. , Class A (b) .................................................. 15,076 1,838
Amazon.com, Inc. (b) .................................................... 1,207 223
AutoZone, Inc. (b) ...................................................... 493 1,855
Best Buy Co., Inc. ...................................................... 4,055 271
Booking Holdings, Inc. ................................................... 1,146 5,844
Chipotle Mexican Grill, Inc. (b) ............................................. 21,819 1,102
D.R. Horton, Inc. ....................................................... 612 77
Deckers Outdoor Corp. (b) ................................................. 11,231 1,245
Domino's Pizza, Inc. ..................................................... 2,267 1,112
Expedia Group, Inc. ..................................................... 7,993 1,254
General Motors Co. ..................................................... 8,340 377
Lennar Corp. , Class A .................................................... 2,008 218
Lowe's Cos., Inc. ....................................................... 13,895 3,106
Marriott International, Inc. , Class A .......................................... 872 208
NVR, Inc. (b) .......................................................... 55 392
O'Reilly Automotive, Inc. (b) ............................................... 3,789 5,362
PulteGroup, Inc. ........................................................ 3,373 346
Starbucks Corp. ........................................................ 5,220 418
The Home Depot, Inc. ................................................... 4,341 1,565
The TJX Cos., Inc. ...................................................... 11,410 1,468
Ulta Beauty, Inc. (b) ..................................................... 3,255 1,288
29,569
Consumer Staples (7.1%):
Altria Group, Inc. ....................................................... 107,542 6,361
Colgate-Palmolive Co. ................................................... 57,730 5,322
Costco Wholesale Corp. .................................................. 3,262 3,244
Kimberly-Clark Corp. .................................................... 16,015 2,111
Philip Morris International, Inc. ............................................. 45,423 7,784
The Kroger Co. ........................................................ 1,342 97
The Procter & Gamble Co. ................................................ 36,871 5,994
Walmart, Inc. .......................................................... 7,549 734
31,647
Energy (2.0%):
ConocoPhillips Co. ..................................................... 13,556 1,208
Coterra Energy, Inc. ..................................................... 11,158 274
Devon Energy Corp. ..................................................... 43,215 1,314
EOG Resources, Inc. .................................................... 42,530 4,693
Expand Energy Corp. .................................................... 3,289 342
Marathon Petroleum Corp. ................................................ 5,977 821
8,652
Financials (6.5%):
American Express Co. ................................................... 1,684 449
Ameriprise Financial, Inc. ................................................. 6,602 3,110
Capital One Financial Corp. ............................................... 1,780 321
Fidelity National Financial, Inc. ............................................ 5,160 331
Fifth Third Bancorp ..................................................... 7,881 283
JPMorgan Chase & Co. .................................................. 4,308 1,054
Loews Corp. .......................................................... 1,924 167

Victory Portfolios III
Victory Global Managed Volatility Fund
29
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
M&T Bank Corp. ....................................................... 1,605 $ 272
Mastercard, Inc. , Class A ................................................. 12,503 6,852
MSCI, Inc. ........................................................... 5,435 2,963
Northern Trust Corp. .................................................... 2,874 270
PayPal Holdings, Inc. (b) .................................................. 5,294 349
SEI Investments Co. ..................................................... 9,822 769
Synchrony Financial ..................................................... 7,201 374
T. Rowe Price Group, Inc. ................................................. 733 65
The Allstate Corp. ...................................................... 1,934 384
The Goldman Sachs Group, Inc. ............................................ 784 429
The Progressive Corp. ................................................... 20,240 5,702
Visa, Inc. , Class A ...................................................... 8,275 2,859
W.R. Berkley Corp. ..................................................... 27,081 1,941
28,944
Health Care (7.2%):
AbbVie, Inc. .......................................................... 25,251 4,926
Bristol-Myers Squibb Co. ................................................. 19,712 990
Cardinal Health, Inc. .................................................... 3,042 430
Cencora, Inc. .......................................................... 1,433 419
DaVita, Inc. (b) ......................................................... 475 67
Eli Lilly & Co. ......................................................... 3,068 2,758
Gilead Sciences, Inc. .................................................... 40,314 4,295
HCA Healthcare, Inc. .................................................... 1,286 444
IDEXX Laboratories, Inc. (b) ............................................... 3,087 1,336
Johnson & Johnson ..................................................... 26,328 4,115
McKesson Corp. ....................................................... 4,968 3,541
Merck & Co., Inc. ...................................................... 40,565 3,456
Mettler-Toledo International, Inc. (b) ......................................... 1,475 1,579
Pfizer, Inc. ............................................................ 18,889 461
The Cigna Group ....................................................... 1,343 457
United Therapeutics Corp. (b) .............................................. 839 254
UnitedHealth Group, Inc. ................................................. 5,298 2,180
31,708
Industrials (7.0%):
3M Co. .............................................................. 3,232 449
A.O. Smith Corp. ....................................................... 1,209 82
Automatic Data Processing, Inc. ............................................ 12,756 3,835
Builders FirstSource, Inc. (b) ............................................... 2,309 276
Carlisle Cos., Inc. ....................................................... 3,624 1,375
Caterpillar, Inc. ........................................................ 2,312 715
Cintas Corp. .......................................................... 24,553 5,197
Cummins, Inc. ......................................................... 1,050 309
Delta Air Lines, Inc. ..................................................... 3,204 133
EMCOR Group, Inc. .................................................... 4,009 1,606
Expeditors International of Washington, Inc. .................................... 2,803 308
Ferguson Enterprises, Inc. ................................................. 2,787 473
Leidos Holdings, Inc. .................................................... 2,542 374
Lennox International, Inc. ................................................. 620 339
Lockheed Martin Corp. ................................................... 12,105 5,783
Masco Corp. .......................................................... 2,185 133
Otis Worldwide Corp. .................................................... 27,680 2,665
Owens Corning ........................................................ 1,727 251
Rollins, Inc. ........................................................... 20,081 1,147
Verisk Analytics, Inc. .................................................... 6,009 1,781
Vertiv Holdings Co. , Class A ............................................... 10,064 859
W.W. Grainger, Inc. ..................................................... 2,989 3,062
31,152
Information Technology (18.1%):
Adobe, Inc. (b) ......................................................... 8,326 3,122
Apple, Inc. ........................................................... 92,069 19,565
Applied Materials, Inc. ................................................... 13,186 1,987
AppLovin Corp. , Class A (b) ............................................... 4,071 1,096

Victory Portfolios III
Victory Global Managed Volatility Fund
30
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Arista Networks, Inc. (b) .................................................. 13,644 $ 1,123
Autodesk, Inc. (b) ....................................................... 1,986 545
Broadcom, Inc. ........................................................ 8,984 1,729
Cadence Design Systems, Inc. (b) ............................................ 8,067 2,402
Cisco Systems, Inc. ..................................................... 9,726 562
Dell Technologies, Inc. , Class C ............................................ 3,438 315
Docusign, Inc. (b) ....................................................... 5,416 443
Dropbox, Inc. , Class A (b) ................................................. 2,514 72
F5, Inc. (b) ............................................................ 1,157 306
Fair Isaac Corp. (b) ...................................................... 1,892 3,764
Fortinet, Inc. (b) ........................................................ 31,462 3,265
Gartner, Inc. (b) ........................................................ 4,102 1,727
GoDaddy, Inc. , Class A (b) ................................................ 7,692 1,449
HP, Inc. .............................................................. 12,552 321
International Business Machines Corp. ........................................ 2,276 550
Jabil, Inc. ............................................................ 2,230 327
KLA Corp. ........................................................... 4,970 3,492
Lam Research Corp. ..................................................... 35,135 2,518
Manhattan Associates, Inc. (b) .............................................. 4,232 751
Microsoft Corp. ........................................................ 22,760 8,996
Monolithic Power Systems, Inc. ............................................ 1,610 955
Motorola Solutions, Inc. .................................................. 958 422
NetApp, Inc. .......................................................... 3,167 284
NVIDIA Corp. ......................................................... 133,749 14,568
QUALCOMM, Inc. ..................................................... 17,380 2,580
VeriSign, Inc. (b) ....................................................... 3,077 868
80,104
Materials (1.0%):
CF Industries Holdings, Inc. ............................................... 16,050 1,258
CRH PLC ............................................................ 3,993 381
LyondellBasell Industries NV , Class A ........................................ 4,130 240
Packaging Corp. of America ............................................... 1,783 331
Reliance, Inc. .......................................................... 1,095 316
The Sherwin-Williams Co. ................................................ 5,038 1,778
4,304
Real Estate (0.7%):
American Tower Corp. ................................................... 2,491 561
Camden Property Trust ................................................... 4,811 547
Equinix, Inc. .......................................................... 294 253
Healthpeak Properties, Inc. ................................................ 33,383 596
Prologis, Inc. .......................................................... 4,119 421
Welltower, Inc. ......................................................... 4,089 624
3,002
Utilities (0.5%):
Dominion Energy, Inc. ................................................... 6,991 380
DTE Energy Co. ....................................................... 3,273 448
Edison International ..................................................... 7,384 395
Evergy, Inc. ........................................................... 4,568 316
NiSource, Inc. ......................................................... 8,909 349
The Southern Co. ....................................................... 4,429 407
2,295
275,115
Uruguay (0.6%):
Consumer Discretionary (0.6%):
MercadoLibre, Inc. (b) ................................................... 1,100 2,564
Total Common Stocks (Cost $343,041) 440,603

Victory Portfolios III
Victory Global Managed Volatility Fund
31
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (e) .............................. 1,403 $ —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (g) ........ 590,008 590
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (g) ............ 590,008 590
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (g) ............... 590,008 590
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (g) . 590,008 590
Total Collateral for Securities Loaned (Cost $2,360) 2,360
Total Investments (Cost $345,401) — 100.1% 442,963
Liabilities in excess of other assets — (0.1)% (590)
NET ASSETS - 100.00% $ 442,373
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was $3,305
(thousands) and amounted to 0.7% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at April 30, 2025 (amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Growth & Income Fund
32
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (9.1%):
Alphabet, Inc. , Class A ................................................... 36,988 $ 5,874
Alphabet, Inc. , Class C ................................................... 286,917 46,162
AT&T, Inc. ........................................................... 111,625 3,092
Charter Communications, Inc. , Class A (a) ..................................... 1,531 600
Comcast Corp. , Class A .................................................. 346,023 11,834
Electronic Arts, Inc. ..................................................... 23,813 3,455
Fox Corp. , Class A ...................................................... 3,479 173
Fox Corp. , Class B ...................................................... 2,128 98
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 363 29
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 3,496 310
Live Nation Entertainment, Inc. (a) ........................................... 2,503 332
Meta Platforms, Inc. , Class A .............................................. 81,811 44,914
Netflix, Inc. (a) ......................................................... 22,794 25,796
Omnicom Group, Inc. .................................................... 12,287 936
Pinterest, Inc. , Class A (a) ................................................. 7,565 192
ROBLOX Corp. , Class A (a) ............................................... 9,041 606
Spotify Technology SA (a) ................................................. 2,345 1,440
Take-Two Interactive Software, Inc. (a) ........................................ 2,626 613
The New York Times Co. , Class A ........................................... 33,500 1,744
The Trade Desk, Inc. , Class A (a) ............................................ 50,054 2,684
The Walt Disney Co. .................................................... 29,219 2,657
T-Mobile US, Inc. ...................................................... 7,302 1,803
Verizon Communications, Inc. .............................................. 340,827 15,017
Warner Bros Discovery, Inc. (a) ............................................. 35,732 310
170,671
Consumer Discretionary (8.0%):
Airbnb, Inc. , Class A (a) .................................................. 4,280 522
Amazon.com, Inc. (a) .................................................... 213,551 39,383
AutoZone, Inc. (a) ....................................................... 170 640
Best Buy Co., Inc. ...................................................... 45,695 3,047
Booking Holdings, Inc. ................................................... 333 1,698
Burlington Stores, Inc. (a) ................................................. 37,616 8,465
Carnival Corp. (a) ....................................................... 11,117 204
Carvana Co. (a) ......................................................... 1,244 304
Chipotle Mexican Grill, Inc. (a) ............................................. 13,992 707
D.R. Horton, Inc. ....................................................... 19,997 2,526
Darden Restaurants, Inc. .................................................. 1,183 237
Deckers Outdoor Corp. (a) ................................................. 1,556 172
Domino's Pizza, Inc. ..................................................... 349 171
DoorDash, Inc. , Class A (a) ................................................ 3,447 665
DraftKings, Inc. (a) ...................................................... 4,872 162
eBay, Inc. ............................................................ 4,759 324
Expedia Group, Inc. ..................................................... 1,281 201
Ford Motor Co. ........................................................ 39,285 393
Garmin Ltd. ........................................................... 16,489 3,081
General Motors Co. ..................................................... 10,007 453
Genuine Parts Co. ...................................................... 1,403 165
Hilton Worldwide Holdings, Inc. ............................................ 2,365 533
Las Vegas Sands Corp. ................................................... 3,796 139
Lennar Corp. , Class A .................................................... 26,655 2,895
Lennar Corp. , Class B ................................................... 101 10
Lowe's Cos., Inc. ....................................................... 61,357 13,717
Lululemon Athletica, Inc. (a) ............................................... 1,070 290
Marriott International, Inc. , Class A .......................................... 2,446 584
McDonald's Corp. ...................................................... 7,280 2,327
NIKE, Inc. , Class B ..................................................... 11,840 668
NVR, Inc. (a) .......................................................... 29 207
O'Reilly Automotive, Inc. (a) ............................................... 579 819
Pool Corp. ............................................................ 370 108
PulteGroup, Inc. ........................................................ 24,659 2,530
Ross Stores, Inc. ....................................................... 3,330 463

Victory Portfolios III
Victory Growth & Income Fund
33
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Royal Caribbean Cruises Ltd. .............................................. 2,500 $ 537
Starbucks Corp. ........................................................ 11,404 913
Tesla, Inc. (a) .......................................................... 59,181 16,699
Texas Roadhouse, Inc. ................................................... 12,223 2,029
The Home Depot, Inc. ................................................... 47,625 17,168
The TJX Cos., Inc. ...................................................... 84,129 10,826
Toll Brothers, Inc. ...................................................... 7,705 777
Tractor Supply Co. ...................................................... 5,367 272
Ulta Beauty, Inc. (a) ..................................................... 27,595 10,918
Williams-Sonoma, Inc. ................................................... 1,195 185
Wyndham Hotels & Resorts, Inc. ............................................ 13,800 1,177
Yum! Brands, Inc. ...................................................... 2,815 424
150,735
Consumer Staples (9.2%):
Altria Group, Inc. ....................................................... 407,123 24,081
Archer-Daniels-Midland Co. ............................................... 97,045 4,634
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 47,645 5,601
Brown-Forman Corp. , Class A .............................................. 743 26
Brown-Forman Corp. , Class B ............................................. 4,911 171
Church & Dwight Co., Inc. ................................................ 4,057 403
Colgate-Palmolive Co. ................................................... 143,495 13,229
Constellation Brands, Inc. , Class A .......................................... 2,309 433
Costco Wholesale Corp. .................................................. 7,394 7,353
Dollar General Corp. .................................................... 3,658 343
Dollar Tree, Inc. (a) ...................................................... 3,630 297
General Mills, Inc. ...................................................... 9,059 514
Hormel Foods Corp. ..................................................... 4,785 143
Ingredion, Inc. ......................................................... 10,100 1,341
Kellanova ............................................................ 4,872 403
Kenvue, Inc. .......................................................... 31,112 734
Keurig Dr. Pepper, Inc. ................................................... 177,898 6,153
Kimberly-Clark Corp. .................................................... 125,114 16,487
McCormick & Co., Inc. .................................................. 4,364 335
Mondelez International, Inc. , Class A ......................................... 21,345 1,454
Monster Beverage Corp. (a) ................................................ 11,653 701
PepsiCo, Inc. .......................................................... 59,834 8,112
Philip Morris International, Inc. ............................................. 129,626 22,213
Sysco Corp. ........................................................... 144,865 10,343
Target Corp. .......................................................... 26,124 2,526
The Campbell's Company ................................................. 3,253 119
The Clorox Co. ........................................................ 40,220 5,723
The Coca-Cola Co. ...................................................... 70,021 5,080
The Estee Lauder Cos., Inc. ............................................... 3,858 231
The Hershey Co. ....................................................... 2,475 414
The Kraft Heinz Co. ..................................................... 19,848 578
The Kroger Co. ........................................................ 39,507 2,853
The Procter & Gamble Co. ................................................ 136,726 22,228
Tyson Foods, Inc. , Class A ................................................ 4,631 284
Walmart, Inc. .......................................................... 74,692 7,264
172,804
Energy (3.3%):
Chevron Corp. ......................................................... 55,045 7,489
Coterra Energy, Inc. ..................................................... 257,647 6,328
Devon Energy Corp. ..................................................... 222,871 6,778
Diamondback Energy, Inc. ................................................ 13,431 1,773
EOG Resources, Inc. .................................................... 156,072 17,219
Marathon Petroleum Corp. ................................................ 58,667 8,061
Ovintiv, Inc. .......................................................... 103,978 3,492
Valero Energy Corp. ..................................................... 100,739 11,695
62,835
Financials (15.3%):
Affirm Holdings, Inc. (a) .................................................. 2,857 142

Victory Portfolios III
Victory Growth & Income Fund
34
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Aflac, Inc. ............................................................ 5,144 $ 559
American Express Co. ................................................... 33,086 8,814
American Financial Group, Inc. ............................................. 19,731 2,499
American International Group, Inc. .......................................... 6,219 507
Ameriprise Financial, Inc. ................................................. 13,826 6,512
Aon PLC , Class A ...................................................... 2,176 772
Apollo Global Management, Inc. ............................................ 4,227 577
Arch Capital Group Ltd. .................................................. 3,815 346
Ares Management Corp. , Class A ........................................... 2,001 305
Arthur J. Gallagher & Co. ................................................. 2,630 843
Axis Capital Holdings Ltd. ................................................ 13,000 1,252
Bank of America Corp. ................................................... 77,503 3,091
Bank OZK ............................................................ 66,992 2,854
Berkshire Hathaway, Inc. , Class A (a) ......................................... 3 2,402
Berkshire Hathaway, Inc. , Class B (a) ......................................... 13,988 7,459
Blackrock, Inc. ........................................................ 1,527 1,396
Blackstone, Inc. ........................................................ 7,617 1,003
Block, Inc. (a) .......................................................... 5,785 338
Brown & Brown, Inc. .................................................... 2,477 274
Capital One Financial Corp. ............................................... 3,910 705
Cboe Global Markets, Inc. ................................................ 1,085 241
Chubb Ltd. ........................................................... 4,169 1,193
Cincinnati Financial Corp. ................................................ 30,452 4,239
Citigroup, Inc. ......................................................... 19,342 1,323
Citizens Financial Group, Inc. .............................................. 92,826 3,424
CME Group, Inc. ....................................................... 3,752 1,040
Coinbase Global, Inc. , Class A (a) ........................................... 2,191 445
Corebridge Financial, Inc. ................................................. 3,767 112
Discover Financial Services ............................................... 2,603 476
East West Bancorp, Inc. .................................................. 50,932 4,357
Equitable Holdings, Inc. .................................................. 53,800 2,660
Erie Indemnity Co. , Class A ............................................... 265 95
Evercore, Inc. ......................................................... 15,317 3,144
Everest Group Ltd. ...................................................... 15,749 5,651
FactSet Research Systems, Inc. ............................................. 399 172
Fidelity National Financial, Inc. ............................................ 92,873 5,949
Fidelity National Information Services, Inc. .................................... 5,525 436
Fifth Third Bancorp ..................................................... 33,263 1,195
First Citizens Bancshares, Inc. , Class A ....................................... 99 176
First Horizon Corp. ..................................................... 227,382 4,111
Fiserv, Inc. (a) .......................................................... 36,349 6,709
Global Payments, Inc. .................................................... 2,589 198
Huntington Bancshares, Inc. ............................................... 15,022 218
Interactive Brokers Group, Inc. ............................................. 14,615 2,512
Intercontinental Exchange, Inc. ............................................. 5,918 994
Janus Henderson Group PLC .............................................. 63,449 2,107
JPMorgan Chase & Co. .................................................. 199,949 48,912
KeyCorp ............................................................. 11,399 169
KKR & Co., Inc. ....................................................... 7,122 814
Loews Corp. .......................................................... 1,845 160
LPL Financial Holdings, Inc. ............................................... 765 245
M&T Bank Corp. ....................................................... 1,715 291
Markel Group, Inc. (a) .................................................... 133 242
Marsh & McLennan Cos., Inc. ............................................. 5,158 1,163
Mastercard, Inc. , Class A ................................................. 8,584 4,705
MetLife, Inc. .......................................................... 5,940 448
Moody's Corp. ......................................................... 1,876 850
Morgan Stanley ........................................................ 73,039 8,430
MSCI, Inc. ........................................................... 782 426
Nasdaq, Inc. .......................................................... 4,356 332
Northern Trust Corp. .................................................... 25,014 2,351
PayPal Holdings, Inc. (a) .................................................. 10,369 683
Principal Financial Group, Inc. ............................................. 30,751 2,280

Victory Portfolios III
Victory Growth & Income Fund
35
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 3,682 $ 378
Raymond James Financial, Inc. ............................................. 1,956 268
Regions Financial Corp. .................................................. 9,476 193
Robinhood Markets, Inc. , Class A (a) ......................................... 7,552 371
S&P Global, Inc. ....................................................... 3,195 1,598
SoFi Technologies, Inc. (a) ................................................. 11,532 144
State Street Corp. ....................................................... 46,992 4,140
Synchrony Financial ..................................................... 138,374 7,189
T. Rowe Price Group, Inc. ................................................. 11,091 982
The Allstate Corp. ...................................................... 70,474 13,981
The Bank of New York Mellon Corp. ......................................... 117,570 9,454
The Carlyle Group, Inc. .................................................. 2,633 102
The Charles Schwab Corp. ................................................ 17,995 1,465
The Goldman Sachs Group, Inc. ............................................ 31,821 17,424
The Hartford Insurance Group, Inc. .......................................... 2,988 367
The PNC Financial Services Group, Inc. ...................................... 56,571 9,090
The Progressive Corp. ................................................... 26,565 7,484
The Travelers Cos., Inc. .................................................. 2,367 625
Toast, Inc. , Class A (a) .................................................... 4,684 167
Tradeweb Markets, Inc. , Class A ............................................ 26,142 3,615
Truist Financial Corp. .................................................... 13,516 518
U.S. Bancorp .......................................................... 16,227 655
Unum Group .......................................................... 47,066 3,655
Visa, Inc. , Class A ...................................................... 69,995 24,183
W.R. Berkley Corp. ..................................................... 84,882 6,085
Wells Fargo & Co. ...................................................... 33,859 2,404
Willis Towers Watson PLC ................................................ 1,040 320
Zions Bancorp NA ...................................................... 33,263 1,496
286,681
Health Care (16.1%):
Abbott Laboratories ..................................................... 31,430 4,109
AbbVie, Inc. .......................................................... 137,964 26,917
Agilent Technologies, Inc. ................................................. 5,144 553
Align Technology, Inc. (a) ................................................. 1,278 221
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,156 568
Amgen, Inc. ........................................................... 9,596 2,792
Avantor, Inc. (a) ........................................................ 12,125 157
Baxter International, Inc. ................................................. 9,060 282
Becton Dickinson & Co. .................................................. 5,152 1,067
Biogen, Inc. (a) ......................................................... 2,616 317
Boston Scientific Corp. (a) ................................................. 26,575 2,734
Bristol-Myers Squibb Co. ................................................. 448,086 22,494
Cardinal Health, Inc. .................................................... 66,068 9,335
Cencora, Inc. .......................................................... 3,313 970
Centene Corp. (a) ....................................................... 8,865 531
CVS Health Corp. ...................................................... 101,250 6,754
Danaher Corp. ......................................................... 11,864 2,365
Dexcom, Inc. (a) ........................................................ 61,312 4,376
Edwards Lifesciences Corp. (a) ............................................. 10,662 805
Elevance Health, Inc. .................................................... 15,099 6,350
Eli Lilly & Co. ......................................................... 36,863 33,138
GE HealthCare Technologies, Inc. ........................................... 8,456 595
Gilead Sciences, Inc. .................................................... 238,465 25,406
HCA Healthcare, Inc. .................................................... 3,150 1,087
Hologic, Inc. (a) ........................................................ 4,092 238
Humana, Inc. .......................................................... 8,482 2,224
IDEXX Laboratories, Inc. (a) ............................................... 1,504 651
Illumina, Inc. (a) ........................................................ 2,934 228
Incyte Corp. (a) ......................................................... 3,376 212
Insulet Corp. (a) ........................................................ 1,284 324
Intuitive Surgical, Inc. (a) ................................................. 16,929 8,732
IQVIA Holdings, Inc. (a) .................................................. 3,137 486
Johnson & Johnson ..................................................... 214,787 33,573

Victory Portfolios III
Victory Growth & Income Fund
36
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Labcorp Holdings, Inc. ................................................... 1,536 $ 370
McKesson Corp. ....................................................... 7,908 5,637
Medtronic PLC ........................................................ 82,666 7,007
Merck & Co., Inc. ...................................................... 195,942 16,694
Mettler-Toledo International, Inc. (a) ......................................... 374 400
Moderna, Inc. (a) ....................................................... 6,313 180
Molina Healthcare, Inc. (a) ................................................ 1,018 333
Natera, Inc. (a) ......................................................... 47,303 7,139
Pfizer, Inc. ............................................................ 478,558 11,682
Quest Diagnostics, Inc. ................................................... 31,472 5,609
Regeneron Pharmaceuticals, Inc. ............................................ 1,860 1,114
ResMed, Inc. .......................................................... 2,696 638
Revvity, Inc. .......................................................... 2,194 205
Royalty Pharma PLC , Class A .............................................. 157,447 5,167
STERIS PLC .......................................................... 1,806 406
Stryker Corp. .......................................................... 6,533 2,443
The Cigna Group ....................................................... 26,549 9,028
The Cooper Cos., Inc. (a) .................................................. 3,626 296
Thermo Fisher Scientific, Inc. .............................................. 6,878 2,951
UnitedHealth Group, Inc. ................................................. 33,448 13,762
Veeva Systems, Inc. , Class A (a) ............................................. 2,705 632
Vertex Pharmaceuticals, Inc. (a) ............................................. 14,939 7,611
Viatris, Inc. ........................................................... 21,060 177
Waters Corp. (a) ........................................................ 1,078 375
West Pharmaceutical Services, Inc. .......................................... 1,323 280
Zimmer Biomet Holdings, Inc. ............................................. 3,597 371
Zoetis, Inc. ........................................................... 8,140 1,273
302,371
Industrials (8.0%):
3M Co. .............................................................. 56,826 7,894
Allison Transmission Holdings, Inc. ......................................... 11,576 1,068
Automatic Data Processing, Inc. ............................................ 57,821 17,381
Broadridge Financial Solutions, Inc. ......................................... 8,200 1,988
Builders FirstSource, Inc. (a) ............................................... 18,517 2,215
BWX Technologies, Inc. .................................................. 22,105 2,412
C.H. Robinson Worldwide, Inc. ............................................. 21,300 1,900
Carlisle Cos., Inc. ....................................................... 15,908 6,037
Caterpillar, Inc. ........................................................ 16,372 5,063
Clean Harbors, Inc. (a) ................................................... 28,323 6,059
Comfort Systems USA, Inc. ............................................... 4,700 1,868
Cummins, Inc. ......................................................... 28,042 8,240
Expeditors International of Washington, Inc. .................................... 45,225 4,971
FedEx Corp. .......................................................... 36,653 7,709
Flowserve Corp. ........................................................ 24,007 1,086
GE Vernova, Inc. ....................................................... 6,444 2,390
HEICO Corp. , Class A ................................................... 22,069 4,434
Leidos Holdings, Inc. .................................................... 15,600 2,296
Lockheed Martin Corp. ................................................... 35,609 17,012
Masco Corp. .......................................................... 77,120 4,674
Northrop Grumman Corp. ................................................. 11,122 5,411
Otis Worldwide Corp. .................................................... 142,637 13,732
Owens Corning ........................................................ 23,733 3,451
PACCAR, Inc. ......................................................... 23,700 2,138
Pentair PLC ........................................................... 16,600 1,506
Quanta Services, Inc. .................................................... 11,516 3,371
SS&C Technologies Holdings, Inc. .......................................... 36,510 2,760
Trane Technologies PLC .................................................. 16,258 6,232
United Parcel Service, Inc. , Class B .......................................... 28,533 2,719
W.W. Grainger, Inc. ..................................................... 2,800 2,868
150,885
Information Technology (24.4%):
Accenture PLC , Class A .................................................. 21,347 6,386

Victory Portfolios III
Victory Growth & Income Fund
37
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Adobe, Inc. (a) ......................................................... 6,553 $ 2,457
Advanced Micro Devices, Inc. (a) ............................................ 13,511 1,315
Akamai Technologies, Inc. (a) .............................................. 1,184 95
Amphenol Corp. , Class A ................................................. 9,637 742
Analog Devices, Inc. .................................................... 3,991 778
ANSYS, Inc. (a) ........................................................ 1,348 434
Apple, Inc. ........................................................... 344,998 73,312
Applied Materials, Inc. ................................................... 33,835 5,099
AppLovin Corp. , Class A (a) ............................................... 19,742 5,317
Arista Networks, Inc. (a) .................................................. 57,249 4,710
Atlassian Corp. , Class A (a) ................................................ 2,381 544
Autodesk, Inc. (a) ....................................................... 20,602 5,650
Bentley Systems, Inc. , Class B ............................................. 2,131 92
Broadcom, Inc. ........................................................ 98,113 18,884
Cadence Design Systems, Inc. (a) ............................................ 4,171 1,242
CDW Corp. ........................................................... 1,032 166
Cisco Systems, Inc. ..................................................... 306,888 17,717
Cloudflare, Inc. , Class A (a) ................................................ 2,421 292
Cognizant Technology Solutions Corp. , Class A ................................. 67,963 5,000
Corning, Inc. .......................................................... 48,854 2,168
Corpay, Inc. (a) ......................................................... 705 229
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 8,382 3,595
Datadog, Inc. , Class A (a) ................................................. 4,673 477
Dell Technologies, Inc. , Class C ............................................ 2,459 226
Dynatrace, Inc. (a) ...................................................... 4,448 209
Entegris, Inc. .......................................................... 1,188 94
Fair Isaac Corp. (a) ...................................................... 2,182 4,341
First Solar, Inc. (a) ...................................................... 790 99
Fortinet, Inc. (a) ........................................................ 9,857 1,023
Gartner, Inc. (a) ........................................................ 587 247
Gen Digital, Inc. ....................................................... 8,547 221
GoDaddy, Inc. , Class A (a) ................................................. 1,114 210
Hewlett Packard Enterprise Co. ............................................. 346,320 5,617
HP, Inc. .............................................................. 147,155 3,763
HubSpot, Inc. (a) ....................................................... 760 465
Intel Corp. ............................................................ 35,243 708
International Business Machines Corp. ........................................ 7,305 1,766
Intuit, Inc. ............................................................ 12,048 7,560
Jabil, Inc. ............................................................ 867 127
Keysight Technologies, Inc. (a) ............................................. 1,365 198
KLA Corp. ........................................................... 6,948 4,882
Lam Research Corp. ..................................................... 134,695 9,654
Marvell Technology, Inc. ................................................. 6,937 405
Microchip Technology, Inc. ................................................ 4,245 196
Micron Technology, Inc. .................................................. 8,764 674
Microsoft Corp. ........................................................ 242,668 95,917
MicroStrategy, Inc. (a) .................................................... 3,539 1,345
MongoDB, Inc. (a) ...................................................... 574 99
Monolithic Power Systems, Inc. ............................................ 8,972 5,321
Motorola Solutions, Inc. .................................................. 13,678 6,024
NetApp, Inc. .......................................................... 74,532 6,689
NVIDIA Corp. ......................................................... 616,934 67,196
ON Semiconductor Corp. (a) ............................................... 3,403 135
Oracle Corp. .......................................................... 75,857 10,675
Palantir Technologies, Inc. , Class A (a) ........................................ 32,853 3,891
Palo Alto Networks, Inc. (a) ................................................ 37,261 6,965
PTC, Inc. (a) ........................................................... 1,807 280
Pure Storage, Inc. , Class A (a) .............................................. 2,488 113
QUALCOMM, Inc. ..................................................... 101,133 15,014
Roper Technologies, Inc. .................................................. 1,633 915
Salesforce, Inc. ........................................................ 14,274 3,836
Seagate Technology Holdings PLC .......................................... 1,622 148
ServiceNow, Inc. (a) ..................................................... 10,249 9,788

Victory Portfolios III
Victory Growth & Income Fund
38
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Skyworks Solutions, Inc. ................................................. 74,226 $ 4,771
Snowflake, Inc. , Class A (a) ................................................ 51,237 8,172
Super Micro Computer, Inc. (a) ............................................. 2,995 95
Synopsys, Inc. (a) ....................................................... 15,001 6,886
TE Connectivity PLC .................................................... 2,360 345
Teledyne Technologies, Inc. (a) ............................................. 368 172
Teradyne, Inc. ......................................................... 1,292 96
Texas Instruments, Inc. ................................................... 7,264 1,163
Trimble, Inc. (a) ........................................................ 1,935 120
Tyler Technologies, Inc. (a) ................................................ 659 358
VeriSign, Inc. (a) ........................................................ 737 208
Western Digital Corp. (a) .................................................. 2,686 118
Workday, Inc. , Class A (a) ................................................. 3,266 800
Zebra Technologies Corp. (a) ............................................... 403 101
Zoom Communications, Inc. (a) ............................................. 4,000 310
Zscaler, Inc. (a) ......................................................... 1,486 336
457,788
Materials (1.7%):
CF Industries Holdings, Inc. ............................................... 62,087 4,866
CRH PLC ............................................................ 33,082 3,157
Louisiana-Pacific Corp. .................................................. 10,100 872
LyondellBasell Industries NV , Class A ........................................ 93,574 5,447
Olin Corp. ............................................................ 38,442 831
Packaging Corp. of America ............................................... 31,727 5,889
Reliance, Inc. .......................................................... 18,947 5,461
RPM International, Inc. .................................................. 13,100 1,398
Steel Dynamics, Inc. ..................................................... 27,708 3,594
31,515
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 30,087 2,186
AvalonBay Communities, Inc. .............................................. 22,360 4,695
BXP, Inc. ............................................................. 19,940 1,271
Crown Castle, Inc. ...................................................... 40,520 4,285
CubeSmart ........................................................... 77,860 3,167
Equinix, Inc. .......................................................... 4,147 3,570
Extra Space Storage, Inc. ................................................. 19,719 2,889
Healthpeak Properties, Inc. ................................................ 257,251 4,589
Host Hotels & Resorts, Inc. ................................................ 187,205 2,643
Kimco Realty Corp. ..................................................... 185,218 3,701
Prologis, Inc. .......................................................... 52,761 5,392
Simon Property Group, Inc. ............................................... 22,636 3,563
VICI Properties, Inc. .................................................... 132,299 4,236
46,187
Utilities (2.3%):
Duke Energy Corp. ...................................................... 60,300 7,358
Edison International ..................................................... 135,911 7,273
Entergy Corp. ......................................................... 9,519 792
Evergy, Inc. ........................................................... 64,026 4,424
NRG Energy, Inc. ....................................................... 53,558 5,869
OGE Energy Corp. ...................................................... 81,903 3,717
Public Service Enterprise Group, Inc. ......................................... 52,827 4,222
The Southern Co. ....................................................... 93,800 8,619
UGI Corp. ............................................................ 8,413 276
42,550
Total Common Stocks (Cost $1,430,621)
a
a
a
1,875,022
Total Investments (Cost $1,430,621) — 99.8% 1,875,022
Other assets in excess of liabilities —  0.2% 3,446
NET ASSETS - 100.00% $ 1,878,468
(a) Non-income producing security.

Victory Portfolios III
Victory Growth & Income Fund
39
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Growth Fund
40
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (19.1%):
Alphabet, Inc., Class A ................................................... 320,380 $ 50,877
Alphabet, Inc., Class C ................................................... 449,924 72,388
Meta Platforms, Inc., Class A .............................................. 242,407 133,082
Netflix, Inc.(a) ......................................................... 119,786 135,564
The Trade Desk, Inc., Class A(a) ............................................ 124,283 6,665
The Walt Disney Co. .................................................... 288,149 26,207
424,783
Communications Equipment (0.5%):
Arista Networks, Inc.(a) .................................................. 122,210 10,054
Consumer Discretionary (13.6%):
Alibaba Group Holding Ltd., ADR .......................................... 68,362 8,164
Amazon.com, Inc.(a) .................................................... 642,279 118,449
Burlington Stores, Inc.(a) ................................................. 92,097 20,725
NIKE, Inc., Class B ..................................................... 136,410 7,694
Starbucks Corp. ........................................................ 188,765 15,111
Tesla, Inc.(a) .......................................................... 320,346 90,389
Ulta Beauty, Inc.(a) ..................................................... 67,520 26,714
Yum China Holdings, Inc. ................................................. 91,806 3,976
Yum! Brands, Inc. ...................................................... 78,462 11,804
303,026
Consumer Staples (2.6%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 118,954 13,984
Keurig Dr. Pepper, Inc. ................................................... 394,490 13,645
Monster Beverage Corp.(a) ................................................ 512,449 30,809
58,438
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 33,600 4,435
Financials (8.5%):
Block, Inc.(a) .......................................................... 144,134 8,428
FactSet Research Systems, Inc. ............................................. 29,878 12,914
Fiserv, Inc.(a) .......................................................... 76,367 14,095
PayPal Holdings, Inc.(a) .................................................. 130,721 8,607
SEI Investments Co. ..................................................... 170,174 13,323
The Progressive Corp. ................................................... 50,849 14,326
Tradeweb Markets, Inc., Class A ............................................ 65,042 8,995
Visa, Inc., Class A ...................................................... 318,119 109,910
190,598
Health Care (10.7%):
Dexcom , Inc.(a) ........................................................ 136,887 9,771
Eli Lilly & Co. ......................................................... 54,106 48,639
Illumina, Inc.(a) ........................................................ 84,246 6,538
Intuitive Surgical, Inc.(a) ................................................. 60,839 31,381
Natera , Inc.(a) ......................................................... 111,747 16,866
Novartis AG, ADR ...................................................... 113,384 12,868
Novo Nordisk A/S, ADR .................................................. 259,690 17,256
Regeneron Pharmaceuticals, Inc. ............................................ 33,273 19,923
Roche Holding AG, ADR ................................................. 257,915 10,515
Thermo Fisher Scientific, Inc. .............................................. 29,560 12,681
Vertex Pharmaceuticals, Inc.(a) ............................................. 104,097 53,037
239,475
Industrials (5.9%):
Builders FirstSource , Inc.(a) ............................................... 46,186 5,525
BWX Technologies, Inc. .................................................. 55,004 6,002
Clean Harbors, Inc.(a) ................................................... 70,592 15,103
Deere & Co. .......................................................... 27,298 12,654
Expeditors International of Washington, Inc. .................................... 113,374 12,461
GE Vernova , Inc. ....................................................... 16,121 5,978
HEICO Corp., Class A ................................................... 55,005 11,052

Victory Portfolios III
Victory Growth Fund
41
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Quanta Services, Inc. .................................................... 29,083 $ 8,512
The Boeing Co.(a) ...................................................... 293,259 53,737
131,024
IT Services (2.0%):
Shopify, Inc., Class A(a) .................................................. 276,069 26,227
Snowflake, Inc., Class A(a) ................................................ 121,596 19,393
45,620
Semiconductors & Semiconductor Equipment (12.5%):
Broadcom, Inc. ........................................................ 153,626 29,568
Lam Research Corp. ..................................................... 151,427 10,853
Monolithic Power Systems, Inc. ............................................ 21,774 12,914
NVIDIA Corp. ......................................................... 1,935,336 210,797
QUALCOMM, Inc. ..................................................... 92,356 13,711
277,843
Software (18.4%):
AppLovin Corp., Class A(a) ............................................... 42,958 11,569
Autodesk, Inc.(a) ....................................................... 158,244 43,398
Crowdstrike Holdings, Inc., Class A(a) ....................................... 11,515 4,939
Fair Isaac Corp.(a) ...................................................... 4,543 9,039
Intuit, Inc. ............................................................ 20,249 12,706
Microsoft Corp. ........................................................ 450,595 178,102
Oracle Corp. .......................................................... 464,753 65,400
Palo Alto Networks, Inc.(a) ................................................ 67,450 12,609
Salesforce, Inc. ........................................................ 114,798 30,847
ServiceNow , Inc.(a) ..................................................... 17,639 16,845
Synopsys, Inc.(a) ....................................................... 31,571 14,491
Workday, Inc., Class A(a) ................................................. 39,839 9,761
409,706
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc. ........................................................... 568,663 120,841
Total Common Stocks (Cost $846,135)
a
a
a
2,215,843
Total Investments (Cost $846,135) — 99.4% 2,215,843
Other assets in excess of liabilities —  0.6% 13,572
NET ASSETS - 100.00% $ 2,229,415
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Income Stock Fund
42
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (2.9%):
Comcast Corp., Class A .................................................. 724,856 $ 24,790
Electronic Arts, Inc. ..................................................... 50,500 7,327
Omnicom Group, Inc. .................................................... 19,224 1,464
The New York Times Co., Class A ........................................... 80,400 4,186
Verizon Communications, Inc. .............................................. 698,296 30,767
68,534
Consumer Discretionary (5.5%):
Best Buy Co., Inc. ...................................................... 112,061 7,473
D.R. Horton, Inc. ....................................................... 43,264 5,466
Garmin Ltd. ........................................................... 38,358 7,168
Lennar Corp., Class A .................................................... 59,127 6,422
Lowe's Cos., Inc. ....................................................... 141,703 31,679
PulteGroup, Inc. ........................................................ 58,971 6,049
Texas Roadhouse, Inc. ................................................... 32,261 5,354
The Home Depot, Inc. ................................................... 95,631 34,474
The TJX Cos., Inc. ...................................................... 184,783 23,778
Toll Brothers, Inc. ...................................................... 19,968 2,014
Wyndham Hotels & Resorts, Inc. ............................................ 35,200 3,003
132,880
Consumer Staples (12.1%):
Altria Group, Inc. ....................................................... 969,978 57,374
Archer-Daniels-Midland Co. ............................................... 227,031 10,841
Colgate-Palmolive Co. ................................................... 331,940 30,602
Ingredion, Inc. ......................................................... 23,200 3,081
Kimberly-Clark Corp. .................................................... 305,948 40,318
PepsiCo, Inc. .......................................................... 95,182 12,905
Philip Morris International, Inc. ............................................. 263,932 45,227
Sysco Corp. ........................................................... 348,631 24,892
Target Corp. .......................................................... 48,186 4,660
The Clorox Co. ........................................................ 97,437 13,865
The Kroger Co. ........................................................ 65,919 4,760
The Procter & Gamble Co. ................................................ 249,358 40,538
289,063
Energy (6.5%):
Chevron Corp. ......................................................... 140,702 19,144
Coterra Energy, Inc. ..................................................... 650,813 15,984
Devon Energy Corp. ..................................................... 567,403 17,255
EOG Resources, Inc. .................................................... 397,518 43,858
Marathon Petroleum Corp. ................................................ 149,382 20,526
Ovintiv, Inc. .......................................................... 264,967 8,898
Valero Energy Corp. ..................................................... 256,416 29,767
155,432
Financials (19.4%):
American Express Co. ................................................... 65,329 17,404
American Financial Group, Inc. ............................................. 51,317 6,500
Ameriprise Financial, Inc. ................................................. 32,540 15,327
Axis Capital Holdings Ltd. ................................................ 33,022 3,181
Bank OZK ............................................................ 170,321 7,256
Cincinnati Financial Corp. ................................................ 73,465 10,227
Citizens Financial Group, Inc. .............................................. 229,824 8,478
East West Bancorp, Inc. .................................................. 129,806 11,105
Equitable Holdings, Inc. .................................................. 136,991 6,774
Evercore, Inc. ......................................................... 39,642 8,138
Everest Group Ltd. ...................................................... 39,177 14,058
Fidelity National Financial, Inc. ............................................ 236,060 15,120
Fifth Third Bancorp ..................................................... 67,114 2,412
First Horizon Corp. ..................................................... 567,625 10,263
Interactive Brokers Group, Inc. ............................................. 35,107 6,033
Janus Henderson Group PLC .............................................. 161,661 5,369

Victory Portfolios III
Victory Income Stock Fund
43
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
JPMorgan Chase & Co. .................................................. 434,293 $ 106,237
Morgan Stanley ........................................................ 195,681 22,586
Northern Trust Corp. .................................................... 60,538 5,689
Principal Financial Group, Inc. ............................................. 72,424 5,370
State Street Corp. ....................................................... 112,035 9,870
Synchrony Financial ..................................................... 342,135 17,774
T. Rowe Price Group, Inc. ................................................. 22,777 2,017
The Allstate Corp. ...................................................... 172,287 34,180
The Bank of New York Mellon Corp. ......................................... 295,027 23,723
The Goldman Sachs Group, Inc. ............................................ 72,806 39,865
The PNC Financial Services Group, Inc. ...................................... 133,675 21,480
Unum Group .......................................................... 119,764 9,301
W.R. Berkley Corp. ..................................................... 208,514 14,948
Zions Bancorp NA ...................................................... 87,817 3,949
464,634
Health Care (18.1%):
AbbVie, Inc. .......................................................... 272,393 53,144
Bristol-Myers Squibb Co. ................................................. 1,050,124 52,716
Cardinal Health, Inc. .................................................... 156,611 22,128
CVS Health Corp. ...................................................... 198,955 13,272
Elevance Health, Inc. .................................................... 27,019 11,364
Gilead Sciences, Inc. .................................................... 594,116 63,297
Humana, Inc. .......................................................... 16,074 4,215
Johnson & Johnson ..................................................... 437,508 68,387
McKesson Corp. ....................................................... 14,200 10,122
Medtronic PLC ........................................................ 149,525 12,674
Merck & Co., Inc. ...................................................... 427,257 36,402
Pfizer, Inc. ............................................................ 947,479 23,128
Quest Diagnostics, Inc. ................................................... 75,335 13,426
Royalty Pharma PLC, Class A .............................................. 397,102 13,033
The Cigna Group ....................................................... 55,200 18,770
UnitedHealth Group, Inc. ................................................. 42,000 17,280
433,358
Industrials (13.8%):
3M Co. .............................................................. 144,440 20,064
Allison Transmission Holdings, Inc. ......................................... 27,015 2,492
Automatic Data Processing, Inc. ............................................ 147,525 44,346
Broadridge Financial Solutions, Inc. ......................................... 19,800 4,800
C.H. Robinson Worldwide, Inc. ............................................. 54,300 4,845
Carlisle Cos., Inc. ....................................................... 40,334 15,306
Caterpillar, Inc. ........................................................ 41,754 12,913
Comfort Systems USA, Inc. ............................................... 11,800 4,691
Cummins, Inc. ......................................................... 71,581 21,033
Expeditors International of Washington, Inc. .................................... 116,023 12,752
FedEx Corp. .......................................................... 92,990 19,559
Flowserve Corp. ........................................................ 64,047 2,897
Leidos Holdings, Inc. .................................................... 40,200 5,917
Lockheed Martin Corp. ................................................... 90,771 43,366
Masco Corp. .......................................................... 196,102 11,886
Northrop Grumman Corp. ................................................. 28,255 13,746
Otis Worldwide Corp. .................................................... 363,078 34,953
Owens Corning ........................................................ 59,995 8,724
PACCAR, Inc. ......................................................... 60,442 5,452
Pentair PLC ........................................................... 43,188 3,918
SS&C Technologies Holdings, Inc. .......................................... 93,688 7,083
Trane Technologies PLC .................................................. 41,432 15,881
United Parcel Service, Inc., Class B .......................................... 72,441 6,904
W.W. Grainger, Inc. ..................................................... 7,040 7,211
330,739
Information Technology (8.5%):
Accenture PLC, Class A .................................................. 41,612 12,448
Applied Materials, Inc. ................................................... 69,660 10,498

Victory Portfolios III
Victory Income Stock Fund
44
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cisco Systems, Inc. ..................................................... 700,671 $ 40,450
Cognizant Technology Solutions Corp., Class A ................................. 164,663 12,114
Corning, Inc. .......................................................... 108,395 4,810
Hewlett Packard Enterprise Co. ............................................. 852,630 13,830
HP, Inc. .............................................................. 351,880 8,998
KLA Corp. ........................................................... 14,813 10,409
Lam Research Corp. ..................................................... 165,711 11,876
Motorola Solutions, Inc. .................................................. 31,424 13,839
NetApp, Inc. .......................................................... 185,312 16,632
QUALCOMM, Inc. ..................................................... 234,338 34,790
Skyworks Solutions, Inc. ................................................. 185,464 11,922
202,616
Materials (3.4%):
CF Industries Holdings, Inc. ............................................... 158,015 12,384
CRH PLC ............................................................ 85,879 8,194
Louisiana-Pacific Corp. .................................................. 26,800 2,313
LyondellBasell Industries NV, Class A ........................................ 237,164 13,805
Olin Corp. ............................................................ 100,092 2,164
Packaging Corp. of America ............................................... 80,781 14,994
Reliance, Inc. .......................................................... 48,582 14,003
RPM International, Inc. .................................................. 31,800 3,395
Steel Dynamics, Inc. ..................................................... 70,359 9,126
80,378
Real Estate (4.9%):
Alexandria Real Estate Equities, Inc. ......................................... 78,125 5,677
AvalonBay Communities, Inc. .............................................. 57,003 11,970
BXP, Inc. ............................................................. 50,719 3,232
Crown Castle, Inc. ...................................................... 103,745 10,972
CubeSmart ........................................................... 198,134 8,058
Equinix, Inc. .......................................................... 10,654 9,170
Extra Space Storage, Inc. ................................................. 50,054 7,334
Healthpeak Properties, Inc. ................................................ 661,878 11,808
Host Hotels & Resorts, Inc. ................................................ 486,407 6,868
Kimco Realty Corp. ..................................................... 471,029 9,411
Prologis, Inc. .......................................................... 134,217 13,717
Simon Property Group, Inc. ............................................... 57,469 9,045
VICI Properties, Inc. .................................................... 344,423 11,028
118,290
Utilities (4.5%):
Duke Energy Corp. ...................................................... 155,130 18,929
Edison International ..................................................... 346,546 18,544
Entergy Corp. ......................................................... 26,370 2,193
Evergy, Inc. ........................................................... 161,592 11,166
NRG Energy, Inc. ....................................................... 137,695 15,089
OGE Energy Corp. ...................................................... 212,311 9,635
Public Service Enterprise Group, Inc. ......................................... 134,489 10,750
The Southern Co. ....................................................... 238,862 21,949
UGI Corp. ............................................................ 21,336 699
108,954
Total Common Stocks (Cost $2,131,581)
a
a
a
2,384,878
Total Investments (Cost $2,131,581) — 99.6% 2,384,878
Other assets in excess of liabilities —  0.4% 10,368
NET ASSETS - 100.00% $ 2,395,246
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Science & Technology Fund
45
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Australia (0.1%):
Information Technology (0.1%):
Atlassian Corp. , Class A (a) ................................................ 4,450 $ 1,016
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 529 97
Canada (0.2%):
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 881 34
Information Technology (0.2%):
Shopify, Inc. , Class A (a) .................................................. 25,708 2,442
2,476
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 767 33
Zai Lab Ltd. , ADR (a) (c) .................................................. 885 28
61
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 393 67
Novo Nordisk A/S , Class B ................................................ 528 35
102
Germany (0.4%):
Information Technology (0.4%):
Infineon Technologies AG ................................................. 31,998 1,060
SAP SE , ADR ......................................................... 9,910 2,895
3,955
Ireland (0.5%):
Health Care (0.0%):(b)
ICON PLC (a) ......................................................... 642 97
Medtronic PLC ........................................................ 1,213 103
200
Information Technology (0.5%):
Accenture PLC , Class A .................................................. 16,590 4,963
5,163
Israel (1.8%):
Information Technology (1.8%):
CyberArk Software Ltd. (a) ................................................ 20,181 7,107
Monday.com Ltd. (a) ..................................................... 16,195 4,550
Sapiens International Corp. NV ............................................. 9,669 265
Wix.com Ltd. (a) ........................................................ 46,180 7,832
19,754
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 457 52
Japan (0.1%):
Health Care (0.0%):(b)
Astellas Pharma, Inc. .................................................... 2,265 23
Daiichi Sankyo Co. Ltd. .................................................. 2,861 73
96
Industrials (0.1%):
FANUC Corp. ......................................................... 61,600 1,563
1,659
Netherlands (0.7%):
Health Care (0.4%):
Argenx SE , ADR (a) ..................................................... 5,468 3,527

Victory Portfolios III
Victory Science & Technology Fund
46
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Merus NV (a) .......................................................... 26,690 $ 1,215
QIAGEN NV (a) ........................................................ 1,311 56
4,798
Information Technology (0.3%):
NXP Semiconductors NV ................................................. 15,527 2,862
7,660
Singapore (0.1%):
Information Technology (0.1%):
Canaan, Inc. , ADR (a) .................................................... 1,116,464 786
South Korea (0.1%):
Information Technology (0.1%):
SK Hynix, Inc. ......................................................... 7,540 941
Switzerland (0.3%):
Health Care (0.3%):
Galderma Group AG .................................................... 896 104
MoonLake Immunotherapeutics (a) .......................................... 72,828 3,065
Tecan Group AG , Class R ................................................. 105 20
3,189
Taiwan (0.7%):
Information Technology (0.7%):
ASPEED Technology, Inc. ................................................ 28,740 2,705
Chroma ATE, Inc. ...................................................... 223,000 2,039
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 110,700 3,138
7,882
Thailand (0.1%):
Information Technology (0.1%):
Fabrinet (a) ............................................................ 4,157 852
United Kingdom (0.0%):(b)
Health Care (0.0%):(b)
AstraZeneca PLC , ADR .................................................. 2,580 185
GSK PLC ............................................................ 3,143 62
Immunocore Holdings PLC , ADR (a) (c) ....................................... 724 22
Verona Pharma PLC , ADR (a) .............................................. 1,033 75
344
United States (92.7%):
Communication Services (15.9%):
Alphabet, Inc. , Class A ................................................... 240,151 38,136
Cargurus, Inc. (a) ....................................................... 32,394 906
EverQuote, Inc. , Class A (a) ................................................ 25,879 614
Grindr, Inc. (a) ......................................................... 26,870 590
Live Nation Entertainment, Inc. (a) ........................................... 12,342 1,635
MediaAlpha, Inc. , Class A (a) .............................................. 32,620 274
Meta Platforms, Inc. , Class A .............................................. 142,207 78,072
Netflix, Inc. (a) ......................................................... 25,037 28,335
Pinterest, Inc. , Class A (a) ................................................. 104,428 2,644
Reddit, Inc. , Class A (a) ................................................... 27,899 3,252
Take-Two Interactive Software, Inc. (a) ........................................ 52,529 12,256
The Trade Desk, Inc. , Class A (a) ............................................ 115,625 6,201
Yelp, Inc. (a) ........................................................... 62,001 2,175
175,090
Consumer Discretionary (3.2%):
Airbnb, Inc. , Class A (a) .................................................. 14,157 1,726
Amazon.com, Inc. (a) .................................................... 184,097 33,951
35,677
Financials (2.6%):
Block, Inc. (a) .......................................................... 26,740 1,563
Shift4 Payments, Inc. , Class A (a) (c) .......................................... 77,880 6,371
Visa, Inc. , Class A ...................................................... 54,124 18,700

Victory Portfolios III
Victory Science & Technology Fund
47
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
WEX, Inc. (a) .......................................................... 11,025 $ 1,437
28,071
Health Care (14.3%):
Abbott Laboratories ..................................................... 1,406 184
AbbVie, Inc. .......................................................... 1,195 233
Absci Corp. (a) (c) ....................................................... 365,635 1,123
Acadia Healthcare Co., Inc. (a) .............................................. 2,816 66
Addus HomeCare Corp. (a) ................................................ 564 59
Agilent Technologies, Inc. ................................................. 781 84
agilon health, Inc. (a) ..................................................... 8,730 37
Akero Therapeutics, Inc. (a) ................................................ 786 36
Align Technology, Inc. (a) ................................................. 244 42
Alignment Healthcare, Inc. (a) .............................................. 3,384 60
Alnylam Pharmaceuticals, Inc. (a) ........................................... 236 62
Amgen, Inc. ........................................................... 217 63
Amicus Therapeutics, Inc. (a) ............................................... 2,894 22
AnaptysBio, Inc. (a) (c) ................................................... 170,246 3,783
Apellis Pharmaceuticals, Inc. (a) ............................................ 977 19
Apogee Therapeutics, Inc. (a) ............................................... 98,519 3,867
Arcellx, Inc. (a) ........................................................ 63,373 4,116
Ardent Health Partners, Inc. (a) ............................................. 3,074 39
Avidity Biosciences, Inc. (a) ............................................... 40,229 1,313
Axsome Therapeutics, Inc. (a) .............................................. 307 34
Bicara Therapeutics, Inc. (a) (c) ............................................. 96,379 1,385
Biogen, Inc. (a) ......................................................... 141 17
Biohaven Ltd. (a) ....................................................... 100,410 2,221
Bio-Techne Corp. ....................................................... 549 28
Blueprint Medicines Corp. (a) .............................................. 366 33
Boston Scientific Corp. (a) ................................................. 5,037 518
Bridgebio Pharma, Inc. (a) ................................................. 107,420 4,121
Bristol-Myers Squibb Co. ................................................. 3,170 159
CAMP4 Therapeutics Corp. (a) (c) ........................................... 228,835 405
Celldex Therapeutics, Inc. (a) ............................................... 1,123 23
Cencora, Inc. .......................................................... 973 285
Centene Corp. (a) ....................................................... 2,338 140
Crinetics Pharmaceuticals, Inc. (a) ........................................... 143,975 4,807
Cytokinetics, Inc. (a) ..................................................... 835 36
Danaher Corp. ......................................................... 748 149
Dexcom, Inc. (a) ........................................................ 1,615 115
Disc Medicine, Inc. (a) ................................................... 92,684 4,580
Dyne Therapeutics, Inc. (a) ................................................ 103,670 1,222
Edwards Lifesciences Corp. (a) ............................................. 1,452 110
Elanco Animal Health, Inc. (a) .............................................. 3,641 35
Elevance Health, Inc. .................................................... 169 71
Eli Lilly & Co. ......................................................... 33,905 30,479
Encompass Health Corp. .................................................. 913 107
Evolent Health, Inc. , Class A (a) ............................................. 3,357 33
Exact Sciences Corp. (a) .................................................. 1,947 89
Gilead Sciences, Inc. .................................................... 1,287 137
Glaukos Corp. (a) ....................................................... 738 70
HCA Healthcare, Inc. .................................................... 543 187
Hologic, Inc. (a) ........................................................ 462 27
Humana, Inc. .......................................................... 427 112
Ideaya Biosciences, Inc. (a) ................................................ 117,511 2,366
Insmed, Inc. (a) ......................................................... 105,850 7,621
Insulet Corp. (a) ........................................................ 381 96
Intuitive Surgical, Inc. (a) ................................................. 738 381
Ionis Pharmaceuticals, Inc. (a) .............................................. 629 19
Janux Therapeutics, Inc. (a) ................................................ 60,639 2,013
Johnson & Johnson ..................................................... 1,654 259
Krystal Biotech, Inc. (a) ................................................... 21,173 3,597
Kymera Therapeutics, Inc. (a) .............................................. 27,377 938
Labcorp Holdings, Inc. ................................................... 418 101

Victory Portfolios III
Victory Science & Technology Fund
48
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
LifeStance Health Group, Inc. (a) ............................................ 10,197 $ 67
Madrigal Pharmaceuticals, Inc. (a) ........................................... 15,020 5,015
Merck & Co., Inc. ...................................................... 4,706 401
Molina Healthcare, Inc. (a) ................................................ 342 112
Natera, Inc. (a) ......................................................... 53,582 8,087
Nurix Therapeutics, Inc. (a) ................................................ 81,833 944
Nuvalent, Inc. , Class A (a) ................................................. 59,740 4,585
Olema Pharmaceuticals, Inc. (a) ............................................. 257,293 1,328
Option Care Health, Inc. (a) ................................................ 2,591 84
ORIC Pharmaceuticals, Inc. (a) ............................................. 348,877 1,992
PACS Group, Inc. (a) ..................................................... 1,833 18
Privia Health Group, Inc. (a) ............................................... 2,366 56
Protagonist Therapeutics, Inc. (a) ............................................ 44,525 2,040
PTC Therapeutics, Inc. (a) ................................................. 811 40
Replimune Group, Inc. (a) ................................................. 210,400 2,058
Revolution Medicines, Inc. (a) .............................................. 155,165 6,266
Sarepta Therapeutics, Inc. (a) ............................................... 16,290 1,016
Savara, Inc. (a) ......................................................... 6,692 21
Scholar Rock Holding Corp. (a) ............................................. 1,275 42
Soleno Therapeutics, Inc. (a) ............................................... 641 48
SpringWorks Therapeutics, Inc. (a) ........................................... 73,716 3,413
Spyre Therapeutics, Inc. (a) ................................................ 78,915 1,202
Structure Therapeutics, Inc. , ADR (a) (c) ....................................... 1,302 35
Stryker Corp. .......................................................... 271 101
Surgery Partners, Inc. (a) .................................................. 1,839 40
Thermo Fisher Scientific, Inc. .............................................. 599 257
Twist Bioscience Corp. (a) ................................................. 83,948 3,217
Tyra Biosciences, Inc. (a) (c) ................................................ 107,503 1,107
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 87,262 3,401
United Therapeutics Corp. (a) .............................................. 231 70
UnitedHealth Group, Inc. ................................................. 2,206 908
Vaxcyte, Inc. (a) ........................................................ 77,735 2,786
Veeva Systems, Inc. , Class A (a) ............................................. 16,369 3,825
Vera Therapeutics, Inc. (a) ................................................. 13,000 304
Vertex Pharmaceuticals, Inc. (a) ............................................. 27,663 14,094
Viridian Therapeutics, Inc. (a) .............................................. 249,733 3,384
Waters Corp. (a) ........................................................ 422 147
Zymeworks, Inc. (a) ..................................................... 83,299 1,084
157,929
Industrials (0.3%):
Dayforce, Inc. (a) ....................................................... 28,629 1,657
Uber Technologies, Inc. (a) ................................................ 25,864 2,095
3,752
Information Technology (56.4%):
A10 Networks, Inc. ..................................................... 35,890 591
Adobe, Inc. (a) ......................................................... 12,379 4,642
Agilysys, Inc. (a) ....................................................... 10,675 794
Amphenol Corp. , Class A ................................................. 72,352 5,567
Appfolio, Inc. , Class A (a) ................................................. 11,793 2,436
Apple, Inc. ........................................................... 154,555 32,843
Applied Materials, Inc. ................................................... 37,904 5,713
AppLovin Corp. , Class A (a) ............................................... 130,791 35,223
Arista Networks, Inc. (a) .................................................. 104,955 8,635
Arlo Technologies, Inc. (a) ................................................. 48,087 473
Autodesk, Inc. (a) ....................................................... 17,598 4,826
Axcelis Technologies, Inc. (a) .............................................. 6,551 321
Badger Meter, Inc. ...................................................... 4,097 905
Bel Fuse, Inc. , Class B ................................................... 11,639 766
Box, Inc. , Class A (a) .................................................... 64,477 2,013
Broadcom, Inc. ........................................................ 124,571 23,976
Cadence Design Systems, Inc. (a) ............................................ 3,715 1,106
CDW Corp. ........................................................... 6,603 1,060

Victory Portfolios III
Victory Science & Technology Fund
49
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Cirrus Logic, Inc. (a) ..................................................... 24,651 $ 2,367
Clear Secure, Inc. , Class A ................................................ 35,604 879
Coherent Corp. (a) ...................................................... 147,243 9,471
Commvault Systems, Inc. (a) ............................................... 13,852 2,315
Confluent, Inc. , Class A (a) ................................................ 320,992 7,643
Credo Technology Group Holding Ltd. (a) ..................................... 217,205 9,351
Daktronics, Inc. (a) (c) .................................................... 54,450 691
DigitalOcean Holdings, Inc. (a) ............................................. 12,836 397
Docusign, Inc. (a) ....................................................... 61,807 5,053
Dropbox, Inc. , Class A (a) ................................................. 181,713 5,188
Dynatrace, Inc. (a) ...................................................... 107,078 5,029
ePlus, Inc. (a) .......................................................... 5,805 362
Extreme Networks, Inc. (a) ................................................ 54,208 713
F5, Inc. (a) ............................................................ 8,595 2,275
Fair Isaac Corp. (a) ...................................................... 11,634 23,148
First Solar, Inc. (a) ...................................................... 14,538 1,829
Flex Ltd. (a) ........................................................... 79,637 2,735
Fortinet, Inc. (a) ........................................................ 61,615 6,393
Gartner, Inc. (a) ........................................................ 11,089 4,669
Gitlab, Inc. , Class A (a) ................................................... 73,539 3,432
GoDaddy, Inc. , Class A (a) ................................................. 30,573 5,758
HubSpot, Inc. (a) ....................................................... 2,378 1,454
Impinj, Inc. (a) ......................................................... 33,436 3,080
Insight Enterprises, Inc. (a) ................................................ 4,013 555
InterDigital, Inc. (c) ..................................................... 5,446 1,095
Intuit, Inc. ............................................................ 14,048 8,815
Jabil, Inc. ............................................................ 28,094 4,117
KLA Corp. ........................................................... 9,068 6,372
Lam Research Corp. ..................................................... 141,216 10,121
MACOM Technology Solutions Holdings, Inc. (a) ................................ 142,697 14,805
Manhattan Associates, Inc. (a) .............................................. 5,650 1,002
Marvell Technology, Inc. ................................................. 202,198 11,802
MaxLinear, Inc. (a) ...................................................... 534,188 5,337
Microchip Technology, Inc. ................................................ 4,019 185
Microsoft Corp. ........................................................ 204,449 80,811
MKS Instruments, Inc. ................................................... 17,119 1,201
MongoDB, Inc. (a) ...................................................... 20,709 3,565
Monolithic Power Systems, Inc. ............................................ 24,191 14,348
Motorola Solutions, Inc. .................................................. 14,071 6,197
Napco Security Technologies, Inc. ........................................... 20,363 465
NetApp, Inc. .......................................................... 20,960 1,881
Novanta, Inc. (a) ........................................................ 1,621 193
Nutanix, Inc. , Class A (a) .................................................. 72,701 4,995
NVIDIA Corp. ......................................................... 771,593 84,042
Oracle Corp. .......................................................... 24,284 3,417
Palantir Technologies, Inc. , Class A (a) ........................................ 27,746 3,286
PC Connection, Inc. ..................................................... 8,612 534
Pegasystems, Inc. ....................................................... 50,786 4,676
Photronics, Inc. (a) ...................................................... 36,871 674
Pure Storage, Inc. , Class A (a) .............................................. 70,276 3,188
QUALCOMM, Inc. ..................................................... 35,731 5,305
Qualys, Inc. (a) ......................................................... 12,453 1,565
Rambus, Inc. (a) ........................................................ 18,991 927
Rapid7, Inc. (a) ......................................................... 9,959 235
RingCentral, Inc. , Class A (a) ............................................... 83,896 2,139
Salesforce, Inc. ........................................................ 24,275 6,523
Samsara, Inc. , Class A (a) ................................................. 30,754 1,220
Semtech Corp. (a) ....................................................... 226,853 7,089
ServiceNow, Inc. (a) ..................................................... 31,336 29,926
Snowflake, Inc. , Class A (a) ................................................ 83,697 13,349
Sprout Social, Inc. , Class A (a) .............................................. 140,042 2,928
SPS Commerce, Inc. (a) ................................................... 4,656 668
Synopsys, Inc. (a) ....................................................... 10,666 4,896

Victory Portfolios III
Victory Science & Technology Fund
50
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
Security Description Shares
Value
(000)
The Hackett Group, Inc. .................................................. 9,402 $ 240
Trimble, Inc. (a) ........................................................ 165,852 10,306
Varonis Systems, Inc. (a) .................................................. 426,715 18,280
Vertex, Inc. , Class A (a) ................................................... 9,352 374
Yext, Inc. (a) ........................................................... 55,768 379
Zeta Global Holdings Corp. , Class A (a) ....................................... 21,406 280
Zoom Communications, Inc. (a) ............................................. 6,685 518
Zscaler, Inc. (a) ......................................................... 9,336 2,113
623,061
1,023,580
Total Common Stocks (Cost $640,265) 1,079,569
Rights (0.0%)(b)
Italy (0.0%):
Health Care (0.0%):
DiaSorin SpA, RTS , expiring 5/1/25 (a) ....................................... 457 —
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR , expiring 1/2/26 (a) (d) ................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 5,153,482 — (e)
Regulus Therapeutics, Inc. , expiring 12/4/25 (a) (c) (f) (g) ............................ 470,257 243
243
Total Warrants (Cost $639) 243
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Expanded Tech Sector ETF (c) ........................................ 52,545 4,867
Total Exchange-Traded Funds (Cost $4,503) 4,867
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (h) ........ 3,936,107 3,936
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (h) ............ 3,936,107 3,936
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (h) ............... 3,936,107 3,936
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (h) . 3,936,107 3,936
Total Collateral for Securities Loaned (Cost $15,744) 15,744
Total Investments (Cost $661,151) — 99.6% 1,100,423
Other assets in excess of liabilities — 0.4% 3,647
NET ASSETS - 100.00% $ 1,104,070
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2025. (amounts in thousands):
(h) Rate disclosed is the daily yield on April 30, 2025.

Victory Portfolios III
Victory Science & Technology Fund
51
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Small Cap Stock Fund
52
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.3%)
Communication Services (1.8%):
Cargurus, Inc. (a) ....................................................... 37,965 $ 1,062
Cogent Communications Holdings, Inc. ....................................... 29,684 1,613
IDT Corp. , Class B ...................................................... 11,958 601
Lions Gate Entertainment Corp. , Class B (a) .................................... 110,500 882
Lumen Technologies, Inc. (a) ............................................... 121,000 428
Madison Square Garden Sports Corp. (a) ....................................... 4,390 846
Magnite, Inc. (a) ........................................................ 197,506 2,348
Nexstar Media Group, Inc. ................................................ 6,449 965
Reddit, Inc. , Class A (a) ................................................... 2,219 259
TEGNA, Inc. .......................................................... 92,787 1,506
Vivid Seats, Inc. , Class A (a) (b) ............................................. 155,930 438
Yelp, Inc. (a) ........................................................... 36,007 1,263
Ziff Davis, Inc. (a) ....................................................... 30,040 887
13,098
Consumer Discretionary (11.1%):
Abercrombie & Fitch Co. (a) ............................................... 13,558 941
American Eagle Outfitters, Inc. ............................................. 156,791 1,651
Asbury Automotive Group, Inc. (a) ........................................... 4,827 1,053
Atmus Filtration Technologies, Inc. .......................................... 132,005 4,577
Beazer Homes USA, Inc. (a) ............................................... 33,890 663
Boot Barn Holdings, Inc. (a) ............................................... 3,327 347
Brunswick Corp. ....................................................... 58,814 2,708
Build-A-Bear Workshop, Inc. .............................................. 26,238 926
Caleres, Inc. .......................................................... 28,330 432
Cavco Industries, Inc. (a) .................................................. 5,466 2,699
Century Communities, Inc. ................................................ 15,383 839
Dorman Products, Inc. (a) ................................................. 11,382 1,289
First Watch Restaurant Group, Inc. (a) ........................................ 53,776 950
Garrett Motion, Inc. ..................................................... 126,110 1,163
Genius Sports Ltd. (a) .................................................... 219,149 2,365
G-III Apparel Group Ltd. (a) ............................................... 63,955 1,613
Global-e Online Ltd (a) ................................................... 36,199 1,300
Green Brick Partners, Inc. (a) ............................................... 21,028 1,240
Group 1 Automotive, Inc. ................................................. 1,680 678
Installed Building Products, Inc. ............................................ 17,691 2,934
JAKKS Pacific, Inc. ..................................................... 18,198 351
KB Home ............................................................ 16,632 899
KinderCare Learning Cos., Inc. (a) ........................................... 41,814 513
Kontoor Brands, Inc. .................................................... 14,379 865
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 6,330 373
Latham Group, Inc. (a) ................................................... 593,336 3,242
LCI Industries ......................................................... 25,501 1,966
Life Time Group Holdings, Inc. (a) ........................................... 61,355 1,881
M/I Homes, Inc. (a) ...................................................... 14,235 1,519
Marriott Vacations Worldwide Corp. ......................................... 18,400 1,008
Modine Manufacturing Co. (a) .............................................. 34,411 2,809
Newell Brands, Inc. ..................................................... 166,331 795
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 72,199 1,157
Penn Entertainment, Inc. (a) ................................................ 45,864 698
Perdoceo Education Corp. ................................................. 19,943 501
Phinia, Inc. ........................................................... 13,745 552
Portillo's, Inc. , Class A (a) (b) ............................................... 26,875 278
PVH Corp. ........................................................... 11,020 760
RH (a) ............................................................... 10,963 2,017
Sally Beauty Holdings, Inc. (a) .............................................. 113,500 924
SharkNinja, Inc. (a) ...................................................... 22,764 1,832
Shoe Carnival, Inc. ...................................................... 44,515 774
Signet Jewelers Ltd. ..................................................... 8,650 513
Sportradar Group AG (a) .................................................. 114,310 2,642
Steven Madden Ltd. ..................................................... 107,359 2,254
Sweetgreen, Inc. , Class A (a) ............................................... 33,273 648

Victory Portfolios III
Victory Small Cap Stock Fund
53
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
Taylor Morrison Home Corp. (a) ............................................ 75,871 $ 4,351
The Buckle, Inc. ........................................................ 51,944 1,805
The Cheesecake Factory, Inc. (b) ............................................ 22,710 1,144
The Goodyear Tire & Rubber Co. (a) ......................................... 138,500 1,507
Thor Industries, Inc. ..................................................... 24,469 1,772
Tri Pointe Homes, Inc. (a) ................................................. 107,597 3,309
Under Armour, Inc. , Class C (a) ............................................. 74,982 408
Universal Technical Institute, Inc. (a) ......................................... 6,511 183
Victoria's Secret & Co. (a) ................................................. 50,520 950
Visteon Corp. (a) ........................................................ 12,964 1,027
Winnebago Industries, Inc. ................................................ 20,913 665
Worthington Enterprises, Inc. .............................................. 11,340 574
79,834
Consumer Staples (2.9%):
Cal-Maine Foods, Inc. ................................................... 18,792 1,755
Edgewell Personal Care Co. ............................................... 51,120 1,562
elf Beauty, Inc. (a) ....................................................... 14,504 897
Fresh Del Monte Produce, Inc. ............................................. 25,544 869
Ingles Markets, Inc. , Class A ............................................... 15,802 975
Lancaster Colony Corp. .................................................. 4,193 683
Nomad Foods Ltd. ...................................................... 119,550 2,390
Oddity Tech Ltd. (a) (b) ................................................... 48,036 2,951
Sprouts Farmers Market, Inc. (a) ............................................ 12,042 2,059
SunOpta, Inc. (a) ........................................................ 533,128 2,303
The Andersons, Inc. ..................................................... 21,800 822
The Chefs' Warehouse, Inc. (a) .............................................. 27,900 1,589
The Vita Coco Co., Inc. (a) ................................................ 24,394 806
U.S. Foods Holding Corp. (a) ............................................... 15,040 988
20,649
Energy (4.1%):
Atlas Energy Solutions, Inc. (b) ............................................. 63,660 861
Cactus, Inc. , Class A ..................................................... 63,132 2,395
California Resources Corp. ................................................ 50,367 1,738
Centrus Energy Corp. , Class A (a) ........................................... 11,432 792
Core Natural Resources, Inc. ............................................... 35,393 2,556
Expro Group Holdings NV (a) .............................................. 178,431 1,476
Gulfport Energy Corp. (a) ................................................. 14,305 2,468
Kodiak Gas Services, Inc. ................................................. 62,876 2,138
Liberty Energy, Inc. ..................................................... 152,959 1,759
Magnolia Oil & Gas Corp. , Class A .......................................... 41,466 851
Matador Resources Co. ................................................... 12,364 489
Murphy Oil Corp. ...................................................... 60,400 1,240
Northern Oil & Gas, Inc. .................................................. 39,930 970
NPK International, Inc. (a) ................................................. 100,889 583
Oceaneering International, Inc. (a) ........................................... 90,760 1,611
Plains GP Holdings LP , Class A ............................................. 84,020 1,566
RPC, Inc. ............................................................ 165,215 782
Scorpio Tankers, Inc. .................................................... 16,202 611
SM Energy Co. ........................................................ 33,230 757
Talos Energy, Inc. (a) ..................................................... 98,000 674
Teekay Corp. Ltd. ...................................................... 145,883 1,052
Teekay Tankers Ltd. , Class A ............................................... 27,448 1,169
Uranium Energy Corp. (a) ................................................. 195,447 1,026
29,564
Financials (20.5%):
Acadian Asset Management, Inc. ............................................ 202,349 5,451
AGNC Investment Corp. (b) ............................................... 123,400 1,090
Amalgamated Financial Corp. .............................................. 10,503 296
Ameris Bancorp ........................................................ 68,740 4,028
Apollo Commercial Real Estate Finance, Inc. ................................... 49,814 467
Artisan Partners Asset Management, Inc. , Class A ................................ 59,237 2,191
Atlantic Union Bankshares Corp. ............................................ 64,225 1,779

Victory Portfolios III
Victory Small Cap Stock Fund
54
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
BancFirst Corp. ........................................................ 9,898 $ 1,166
Bank of Hawaii Corp. .................................................... 28,000 1,851
Banner Corp. .......................................................... 25,850 1,581
Bread Financial Holdings, Inc. ............................................. 44,547 2,114
Brighthouse Financial, Inc. (a) .............................................. 25,750 1,499
Cadence Bank ......................................................... 43,166 1,263
Cathay General Bancorp .................................................. 26,588 1,108
CNO Financial Group, Inc. ................................................ 61,039 2,316
Cullen/Frost Bankers, Inc. ................................................. 7,486 872
CVB Financial Corp. .................................................... 138,931 2,576
Donnelley Financial Solutions, Inc. (a) ........................................ 19,284 930
Dynex Capital, Inc. ..................................................... 88,000 1,085
Enova International, Inc. (a) ................................................ 9,296 853
Enterprise Financial Services Corp. .......................................... 8,397 437
Essent Group Ltd. ...................................................... 57,075 3,249
Euronet Worldwide, Inc. (a) ................................................ 18,520 1,835
EVERTEC, Inc. ........................................................ 91,531 3,107
First Bancorp .......................................................... 32,200 1,303
First Bancorp Puerto Rico ................................................. 88,670 1,742
First Busey Corp. ....................................................... 154,159 3,205
First Financial Bancorp ................................................... 22,438 519
First Interstate BancSystem, Inc. , Class A ...................................... 49,000 1,284
First Merchants Corp. .................................................... 44,900 1,600
Flagstar Financial, Inc. ................................................... 162,363 1,901
FNB Corp. ............................................................ 84,260 1,103
Franklin BSP Realty Trust, Inc. ............................................. 64,785 737
GCM Grosvenor, Inc. , Class A (b) ........................................... 58,034 728
Glacier Bancorp, Inc. .................................................... 46,120 1,880
Globe Life, Inc. ........................................................ 25,570 3,154
Hamilton Insurance Group Ltd. , Class B (a) .................................... 103,938 1,923
Hancock Whitney Corp. .................................................. 56,849 2,961
Home Bancshares, Inc. ................................................... 105,992 2,941
Hope Bancorp, Inc. ..................................................... 10,639 106
Horace Mann Educators Corp. .............................................. 21,165 879
Houlihan Lokey, Inc. .................................................... 16,488 2,672
Independent Bank Corp. .................................................. 24,025 1,420
International Bancshares Corp. ............................................. 26,443 1,614
Jackson Financial, Inc. , Class A ............................................. 20,774 1,619
Kemper Corp. ......................................................... 41,860 2,475
Kinsale Capital Group, Inc. ................................................ 942 410
Ladder Capital Corp. .................................................... 107,250 1,120
Live Oak Bancshares, Inc. ................................................ 24,374 637
Marex Group PLC ...................................................... 50,687 2,248
Metropolitan Bank Holding Corp. (a) ......................................... 15,423 955
NBT Bancorp, Inc. ...................................................... 35,850 1,518
Northeast Community Bancorp, Inc. ......................................... 1,587 36
Northwest Bancshares, Inc. ................................................ 129,500 1,599
OFG Bancorp ......................................................... 101,705 4,002
Old National Bancorp .................................................... 126,840 2,612
Pacific Premier Bancorp, Inc. .............................................. 71,200 1,448
Palomar Holdings, Inc. (a) ................................................. 9,220 1,337
Pathward Financial, Inc. .................................................. 21,289 1,690
PJT Partners, Inc. , Class A ................................................ 7,519 1,066
Primerica, Inc. ......................................................... 5,560 1,457
PROG Holdings, Inc. .................................................... 12,672 334
Prosperity Bancshares, Inc. ................................................ 48,460 3,290
Renasant Corp. ........................................................ 43,690 1,401
RLI Corp. ............................................................ 13,230 979
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 30,482 2,493
Simmons First National Corp. , Class A ....................................... 476 9
Skyward Specialty Insurance Group, Inc. (a) .................................... 57,418 3,048
SouthState Corp. ....................................................... 44,344 3,848
StepStone Group, Inc. , Class A ............................................. 27,462 1,373

Victory Portfolios III
Victory Small Cap Stock Fund
55
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
Stewart Information Services Corp. .......................................... 31,105 $ 2,037
Stifel Financial Corp. .................................................... 18,406 1,577
Texas Capital Bancshares, Inc. (a) ........................................... 96,188 6,555
The Bank of NT Butterfield & Son Ltd. ....................................... 89,495 3,596
Toast, Inc. , Class A (a) .................................................... 50,660 1,803
UMB Financial Corp. .................................................... 26,350 2,492
Valley National Bancorp .................................................. 215,726 1,855
Veritex Holdings, Inc. .................................................... 113,183 2,635
Virtus Investment Partners, Inc. ............................................. 6,370 978
Walker & Dunlop, Inc. ................................................... 10,970 840
Westamerica Bancorp .................................................... 21,627 1,047
White Mountains Insurance Group Ltd. ....................................... 1,220 2,156
147,391
Health Care (15.0%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 31,888 466
AdaptHealth Corp. (a) .................................................... 117,132 997
Addus HomeCare Corp. (a) ................................................ 13,697 1,432
ADMA Biologics, Inc. (a) ................................................. 33,439 796
Agios Pharmaceuticals, Inc. (a) ............................................. 26,805 796
Alignment Healthcare, Inc. (a) .............................................. 20,169 357
Alkermes PLC (a) ....................................................... 21,784 627
AnaptysBio, Inc. (a) (b) ................................................... 29,654 659
Apogee Therapeutics, Inc. (a) ............................................... 22,248 873
Arcellx, Inc. (a) ........................................................ 14,639 951
Arcus Biosciences, Inc. (a) ................................................. 157,400 1,377
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 21,639 301
Avanos Medical, Inc. (a) .................................................. 39,637 497
Avidity Biosciences, Inc. (a) ............................................... 13,708 448
Biohaven Ltd. (a) ....................................................... 13,286 294
BioLife Solutions, Inc. (a) ................................................. 98,236 2,368
Blueprint Medicines Corp. (a) .............................................. 27,183 2,433
Bridgebio Pharma, Inc. (a) ................................................. 31,619 1,213
Brookdale Senior Living, Inc. (a) ............................................ 136,800 897
Catalyst Pharmaceuticals, Inc. (a) ............................................ 120,723 2,932
Certara, Inc. (a) ......................................................... 42,601 590
Collegium Pharmaceutical, Inc. (a) ........................................... 23,686 639
Corcept Therapeutics, Inc. (a) .............................................. 25,107 1,805
CorVel Corp. (a) ........................................................ 58,748 6,389
Crinetics Pharmaceuticals, Inc. (a) ........................................... 14,243 476
Denali Therapeutics, Inc. (a) ............................................... 24,785 413
Dynavax Technologies Corp. (a) ............................................. 41,376 486
Dyne Therapeutics, Inc. (a) ................................................ 11,480 135
Edgewise Therapeutics, Inc. (a) ............................................. 65,246 1,070
Encompass Health Corp. .................................................. 14,780 1,729
Enovis Corp. (a) ........................................................ 21,130 731
Envista Holdings Corp. (a) ................................................. 56,198 904
Exact Sciences Corp. (a) .................................................. 53,416 2,438
Geron Corp. (a) ......................................................... 96,678 136
Halozyme Therapeutics, Inc. (a) ............................................. 71,220 4,374
Harmony Biosciences Holdings, Inc. (a) ....................................... 41,979 1,237
Harvard Bioscience, Inc. (a) ................................................ 223,499 80
HealthEquity, Inc. (a) .................................................... 17,508 1,501
ICU Medical, Inc. (a) .................................................... 7,880 1,076
Immunome, Inc. (a) ...................................................... 87,861 772
Immunovant, Inc. (a) ..................................................... 42,014 679
Inmode Ltd. (a) ......................................................... 57,016 804
Innoviva, Inc. (a) ....................................................... 45,130 844
Insmed, Inc. (a) ......................................................... 44,106 3,176
Integer Holdings Corp. (a) ................................................. 27,849 3,518
Integra LifeSciences Holdings Corp. (a) ....................................... 50,215 823
Intellia Therapeutics, Inc. (a) ............................................... 91,716 814
iRadimed Corp. ........................................................ 2,948 155
iRhythm Technologies, Inc. (a) .............................................. 1,651 176

Victory Portfolios III
Victory Small Cap Stock Fund
56
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
iTeos Therapeutics, Inc. (a) ................................................ 91,952 $ 667
Kiniksa Pharmaceuticals International PLC (a) .................................. 62,891 1,696
LENZ Therapeutics, Inc. (a) ................................................ 34,873 994
LivaNova PLC (a) ....................................................... 28,100 1,040
Madrigal Pharmaceuticals, Inc. (a) ........................................... 1,627 543
Merit Medical Systems, Inc. (a) ............................................. 22,722 2,146
Merus NV (a) .......................................................... 21,312 970
MoonLake Immunotherapeutics (a) .......................................... 24,725 1,040
Myriad Genetics, Inc. (a) .................................................. 39,278 291
Natera, Inc. (a) ......................................................... 5,195 784
Neogen Corp. (a) ....................................................... 202,292 1,022
Option Care Health, Inc. (a) ................................................ 26,643 861
OrthoPediatrics Corp. (a) .................................................. 96,003 1,999
Owens & Minor, Inc. (a) .................................................. 41,852 295
Pacira BioSciences, Inc. (a) ................................................ 40,037 1,077
Pediatrix Medical Group, Inc. (a) ............................................ 27,805 358
Perrigo Co. PLC ....................................................... 31,900 820
Prestige Consumer Healthcare, Inc. (a) ........................................ 16,628 1,351
Privia Health Group, Inc. (a) ............................................... 133,174 3,127
Progyny, Inc. (a) ........................................................ 48,193 1,101
Repligen Corp. (a) ....................................................... 18,352 2,532
Revolution Medicines, Inc. (a) .............................................. 45,500 1,837
Rhythm Pharmaceuticals, Inc. (a) ............................................ 9,850 642
Scholar Rock Holding Corp. (a) ............................................. 9,513 313
SI-BONE, Inc. (a) ....................................................... 206,943 2,825
SIGA Technologies, Inc. .................................................. 162,092 895
Soleno Therapeutics, Inc. (a) ............................................... 9,428 706
STAAR Surgical Co. (a) .................................................. 51,496 940
Stevanato Group SpA (b) .................................................. 34,029 710
Stoke Therapeutics, Inc. (a) ................................................ 118,417 1,156
Summit Therapeutics, Inc. (a) (b) ............................................ 25,540 616
Supernus Pharmaceuticals, Inc. (a) ........................................... 34,600 1,124
Surgery Partners, Inc. (a) .................................................. 48,170 1,057
Syndax Pharmaceuticals, Inc. (a) ............................................ 91,918 1,301
Taysha Gene Therapies, Inc. (a) ............................................. 319,469 620
The Ensign Group, Inc. ................................................... 8,770 1,131
Twist Bioscience Corp. (a) ................................................. 15,802 606
Vaxcyte, Inc. (a) ........................................................ 11,336 406
Veracyte, Inc. (a) ........................................................ 25,779 786
Vericel Corp. (a) ........................................................ 84,109 3,198
Viking Therapeutics, Inc. (a) ............................................... 56,234 1,623
Xenon Pharmaceuticals, Inc. (a) ............................................. 29,454 1,125
Zymeworks, Inc. (a) ..................................................... 87,411 1,137
108,152
Industrials (16.4%):
AAON, Inc. ........................................................... 17,637 1,610
ABM Industries, Inc. .................................................... 42,968 2,094
ACCO Brands Corp. .................................................... 222,586 859
ACV Auctions, Inc. , Class A (a) ............................................. 45,194 664
Alamo Group, Inc. ...................................................... 18,002 3,006
Ameresco, Inc. , Class A (a) ................................................ 57,015 606
American Woodmark Corp. (a) .............................................. 26,685 1,574
Apogee Enterprises, Inc. .................................................. 20,690 821
Applied Industrial Technologies, Inc. ......................................... 8,848 2,153
ArcBest Corp. ......................................................... 12,321 721
Archer Aviation, Inc. , Class A (a) ............................................ 191,914 1,599
Arcosa, Inc. ........................................................... 30,296 2,426
Argan, Inc. ........................................................... 8,335 1,276
ASGN, Inc. (a) ......................................................... 17,773 895
BlueLinx Holdings, Inc. (a) ................................................ 25,791 1,680
Boise Cascade Co. ...................................................... 15,274 1,425
Casella Waste Systems, Inc. (a) ............................................. 55,082 6,469
CECO Environmental Corp. (a) ............................................. 50,713 1,206

Victory Portfolios III
Victory Small Cap Stock Fund
57
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
Chart Industries, Inc. (a) .................................................. 3,564 $ 481
Columbus McKinnon Corp. ............................................... 97,986 1,455
Comfort Systems USA, Inc. ............................................... 5,576 2,217
CRA International, Inc. ................................................... 3,497 567
Deluxe Corp. .......................................................... 59,595 870
DNOW, Inc. (a) ........................................................ 61,273 972
Enovix Corp. (a) (b) ...................................................... 117,541 787
ESCO Technologies, Inc. ................................................. 23,458 3,670
ExlService Holdings, Inc. (a) ............................................... 49,321 2,391
Exponent, Inc. ......................................................... 14,227 1,119
Fluor Corp. (a) ......................................................... 25,770 899
FTAI Aviation Ltd. ...................................................... 17,869 1,914
Gates Industrial Corp. PLC (a) .............................................. 233,763 4,423
Genco Shipping & Trading Ltd. ............................................. 66,402 861
GMS, Inc. (a) .......................................................... 34,659 2,539
Granite Construction, Inc. ................................................. 10,500 854
Griffon Corp. .......................................................... 16,369 1,115
Hayward Holdings, Inc. (a) ................................................ 69,810 931
Hub Group, Inc. , Class A ................................................. 26,400 834
ICF International, Inc. ................................................... 12,510 1,063
JBT Marel Corp. ....................................................... 11,717 1,233
Kforce, Inc. ........................................................... 18,684 714
Korn Ferry ........................................................... 36,512 2,253
Kornit Digital Ltd. (a) .................................................... 36,010 680
Limbach Holdings, Inc. (a) ................................................ 1,807 173
Liquidity Services, Inc. (a) ................................................. 30,053 955
ManpowerGroup, Inc. ................................................... 16,970 731
Masterbrand, Inc. (a) ..................................................... 72,722 884
Matson, Inc. .......................................................... 12,719 1,387
Mayville Engineering Co., Inc. (a) ........................................... 74,108 947
McGrath RentCorp ...................................................... 22,048 2,352
MillerKnoll, Inc. ....................................................... 25,523 419
Mueller Industries, Inc. ................................................... 27,377 2,014
NEXTracker, Inc. , Class A (a) .............................................. 17,190 698
Paylocity Holding Corp. (a) ................................................ 2,213 425
Powell Industries, Inc. ................................................... 5,162 945
Quanex Building Products Corp. ............................................ 18,210 299
RBC Bearings, Inc. (a) ................................................... 19,938 6,551
Redwire Corp. (a) (b) ..................................................... 10,669 115
Resideo Technologies, Inc. (a) .............................................. 63,441 1,065
Rush Enterprises, Inc. , Class A ............................................. 46,748 2,384
Ryder System, Inc. ...................................................... 7,550 1,039
Science Applications International Corp. ...................................... 8,400 1,017
Sensata Technologies Holding PLC .......................................... 39,600 847
SkyWest, Inc. (a) ........................................................ 12,630 1,126
Spire Global, Inc. (a) (b) ................................................... 131,067 1,231
SPX Technologies, Inc. (a) ................................................. 12,064 1,618
Standex International Corp. ................................................ 9,868 1,395
Steelcase, Inc. , Class A ................................................... 85,955 853
Sterling Infrastructure, Inc. (a) .............................................. 24,357 3,640
Sun Country Airlines Holdings, Inc. (a) ........................................ 41,467 406
Terex Corp. ........................................................... 47,247 1,663
The Brink's Co. ........................................................ 13,394 1,195
The Greenbrier Cos., Inc. ................................................. 23,000 976
The Manitowoc Co., Inc. (a) ............................................... 36,530 288
The Timken Co. ........................................................ 35,000 2,249
Titan International, Inc. (a) ................................................. 95,900 705
Titan Machinery, Inc. (a) .................................................. 38,297 635
Transcat, Inc. (a) ........................................................ 14,359 1,139
UFP Industries, Inc. ..................................................... 27,432 2,712
V2X, Inc. (a) .......................................................... 41,950 2,087
Wabash National Corp. ................................................... 48,995 339

Victory Portfolios III
Victory Small Cap Stock Fund
58
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
WillScot Holdings Corp. .................................................. 107,433 $ 2,699
118,129
Information Technology (14.0%):
A10 Networks, Inc. ..................................................... 77,710 1,281
ACI Worldwide, Inc. (a) .................................................. 22,240 1,187
Adeia, Inc. ............................................................ 31,715 390
Advanced Energy Industries, Inc. ........................................... 26,075 2,540
Alarm.com Holdings, Inc. (a) ............................................... 34,089 1,827
Astera Labs, Inc. (a) ..................................................... 22,542 1,472
AvePoint, Inc. (a) ....................................................... 13,308 218
Badger Meter, Inc. ...................................................... 5,515 1,218
Bel Fuse, Inc. , Class B ................................................... 22,222 1,461
Belden, Inc. ........................................................... 26,981 2,782
Benchmark Electronics, Inc. ............................................... 23,106 752
Box, Inc. , Class A (a) .................................................... 53,515 1,671
Celestica, Inc. (a) ....................................................... 2,134 182
Cellebrite DI Ltd. (a) ..................................................... 18,880 374
Ciena Corp. (a) ......................................................... 9,035 607
Clear Secure, Inc. , Class A ................................................ 26,964 665
Commvault Systems, Inc. (a) ............................................... 12,289 2,054
Confluent, Inc. , Class A (a) ................................................ 89,571 2,133
Core Scientific, Inc. (a) ................................................... 42,073 341
Crane NXT Co. ........................................................ 28,020 1,315
Credo Technology Group Holding Ltd. (a) ..................................... 15,127 651
CyberArk Software Ltd. (a) ................................................ 5,426 1,911
Digital Turbine, Inc. (a) ................................................... 91,521 274
Diodes, Inc. (a) ......................................................... 72,704 2,792
DoubleVerify Holdings, Inc. (a) ............................................. 112,590 1,493
ePlus, Inc. (a) .......................................................... 47,993 2,993
Extreme Networks, Inc. (a) ................................................ 148,564 1,955
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 1,143,541 2,276
Insight Enterprises, Inc. (a) ................................................ 9,618 1,330
Intapp, Inc. (a) ......................................................... 20,698 1,123
InterDigital, Inc. ....................................................... 877 176
JFrog Ltd. (a) .......................................................... 67,952 2,295
Klaviyo, Inc. , Class A (a) .................................................. 7,009 213
Knowles Corp. (a) ....................................................... 116,521 1,834
Kulicke & Soffa Industries, Inc. ............................................. 50,938 1,642
Lattice Semiconductor Corp. (a) ............................................. 24,716 1,209
MaxLinear, Inc. (a) ...................................................... 52,800 527
Napco Security Technologies, Inc. ........................................... 19,494 445
nCino, Inc. (a) ......................................................... 16,017 372
NetScout Systems, Inc. (a) ................................................. 45,444 955
Nova Ltd. (a) .......................................................... 11,287 2,215
Novanta, Inc. (a) ........................................................ 7,152 850
Nutanix, Inc. , Class A (a) .................................................. 32,398 2,226
Okta, Inc. (a) .......................................................... 13,305 1,492
Onto Innovation, Inc. (a) .................................................. 8,065 984
PC Connection, Inc. ..................................................... 15,471 960
Photronics, Inc. (a) ...................................................... 39,712 725
Plexus Corp. (a) ........................................................ 25,620 3,137
Porch Group, Inc. (a) ..................................................... 766,565 4,446
Progress Software Corp. .................................................. 47,562 2,852
PROS Holdings, Inc. (a) .................................................. 37,544 641
PTC, Inc. (a) ........................................................... 4,910 761
Pure Storage, Inc. , Class A (a) .............................................. 44,186 2,004
Qualys, Inc. (a) ......................................................... 19,697 2,476
Rambus, Inc. (a) ........................................................ 31,168 1,521
Sanmina Corp. (a) ....................................................... 36,033 2,767
ScanSource, Inc. (a) ..................................................... 59,105 1,950
Semtech Corp. (a) ....................................................... 58,415 1,825
Silicon Laboratories, Inc. (a) ............................................... 7,732 787
SPS Commerce, Inc. (a) ................................................... 27,779 3,986

Victory Portfolios III
Victory Small Cap Stock Fund
59
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
a
Value
(000)
Synaptics, Inc. (a) ....................................................... 19,399 $ 1,080
The Descartes Systems Group, Inc. (a) ........................................ 22,802 2,403
The Hackett Group, Inc. .................................................. 14,749 377
Tower Semiconductor Ltd. (a) .............................................. 36,749 1,315
TTM Technologies, Inc. (a) ................................................ 42,700 855
Varonis Systems, Inc. (a) .................................................. 34,866 1,494
Veeco Instruments, Inc. (a) ................................................. 76,713 1,434
Verint Systems, Inc. (a) ................................................... 35,948 634
Vertex, Inc. , Class A (a) (b) ................................................. 18,739 750
Vishay Intertechnology, Inc. ............................................... 41,563 540
Zeta Global Holdings Corp. , Class A (a) ....................................... 16,222 212
100,635
Materials (4.8%):
AdvanSix, Inc. ......................................................... 19,769 424
Avient Corp. .......................................................... 26,750 891
Axalta Coating Systems Ltd. (a) ............................................. 15,250 496
Balchem Corp. ......................................................... 16,603 2,599
Cabot Corp. ........................................................... 11,743 922
Carpenter Technology Corp. ............................................... 17,258 3,376
Commercial Metals Co. .................................................. 41,860 1,864
Graphic Packaging Holding Co. ............................................ 53,070 1,343
Hawkins, Inc. ......................................................... 42,279 5,149
Ingevity Corp. (a) ....................................................... 24,551 810
Knife River Corp. (a) .................................................... 20,252 1,891
Materion Corp. ........................................................ 19,509 1,619
Metallus, Inc. (a) ........................................................ 42,860 542
Minerals Technologies, Inc. ................................................ 16,240 838
NewMarket Corp. ...................................................... 3,943 2,426
O-I Glass, Inc. (a) ....................................................... 103,483 1,310
Orion SA ............................................................. 66,150 796
Ryerson Holding Corp. ................................................... 85,314 1,995
Sealed Air Corp. ....................................................... 95,206 2,624
SunCoke Energy, Inc. .................................................... 78,045 707
Sylvamo Corp. ......................................................... 16,943 1,010
Warrior Met Coal, Inc. ................................................... 7,321 350
Worthington Steel, Inc. ................................................... 36,511 937
34,919
Real Estate (4.8%):
Alexander & Baldwin, Inc. ................................................ 1,519 26
Broadstone Net Lease, Inc. ................................................ 93,800 1,518
CareTrust REIT, Inc. .................................................... 77,643 2,273
Compass, Inc. , Class A (a) ................................................. 209,323 1,616
COPT Defense Properties ................................................. 20,560 537
Curbline Properties Corp. ................................................. 65,800 1,506
Cushman & Wakefield PLC (a) ............................................. 135,500 1,270
DiamondRock Hospitality Co. .............................................. 241,579 1,773
Douglas Emmett, Inc. .................................................... 90,615 1,253
Easterly Government Properties, Inc. (a) ....................................... 76,131 1,536
Empire State Realty Trust, Inc. ............................................. 98,635 702
Essential Properties Realty Trust, Inc. ........................................ 140,045 4,505
Four Corners Property Trust, Inc. ............................................ 70,330 1,966
Howard Hughes Holdings, Inc. (a) (b) ......................................... 28,960 1,927
Independence Realty Trust, Inc. ............................................. 62,820 1,221
Innovative Industrial Properties, Inc. ......................................... 6,745 366
Kite Realty Group Trust .................................................. 57,358 1,242
LXP Industrial Trust ..................................................... 150,000 1,183
PotlatchDeltic Corp. ..................................................... 19,818 761
RE/MAX Holdings, Inc. (a) ................................................ 3,372 26
Sabra Health Care REIT, Inc. .............................................. 128,594 2,295
Sila Realty Trust, Inc. .................................................... 39,580 1,020
STAG Industrial, Inc. .................................................... 28,200 931
Summit Hotel Properties, Inc. .............................................. 149,027 606

Victory Portfolios III
Victory Small Cap Stock Fund
60
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Security Description
a
Value
(000)
The Macerich Co. ...................................................... 57,349 $ 841
The Real Brokerage, Inc. (a) ............................................... 37,330 165
Veris Residential, Inc. .................................................... 72,500 1,125
Xenia Hotels & Resorts, Inc. ............................................... 34,866 372
34,562
Utilities (2.9%):
Avista Corp. .......................................................... 27,968 1,160
Black Hills Corp. ....................................................... 61,377 3,738
National Fuel Gas Co. ................................................... 11,000 845
Northwestern Energy Group, Inc. ........................................... 50,372 2,933
ONE Gas, Inc. ......................................................... 36,856 2,893
Portland General Electric Co. .............................................. 39,575 1,667
SJW Group ........................................................... 21,430 1,216
Spire, Inc. ............................................................ 43,983 3,366
TXNM Energy, Inc. ..................................................... 62,876 3,345
21,163
Total Common Stocks (Cost $678,343)
a
a
a
708,096
Shares
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR , expiring   1/1/26 (a) (d) ............................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring   11/1/27 (a) (d) (e) (f) ............ 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring   11/1/27 (a) (d) (e) (f) ............ 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Shares
Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF (b) ............................................... 6,031 1,175
Total Exchange-Traded Funds (Cost $1,273)
a
a
a
1,175
Shares
Collateral for Securities Loaned (2.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (g) ........ 4,327,855 4,327
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (g) ............ 4,327,855 4,328
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (g) ............... 4,327,855 4,328
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (g) . 4,327,855 4,328
Total Collateral for Securities Loaned (Cost $17,311)
a
a
a
17,311
Total Investments (Cost $696,963) — 100.9% 726,583
Liabilities in excess of other assets —  (0.9)% (6,467)
NET ASSETS - 100.00% $ 720,116
At April 30, 2025, the Fund's investments in foreign securities were 7.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2025.
(g) Rate disclosed is the daily yield on April 30, 2025.

Victory Portfolios III
Victory Small Cap Stock Fund
61
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Value Fund
62
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.6%)
Communication Services (4.8%):
Alphabet, Inc. , Class A ................................................... 101,014 $ 16,041
AT&T, Inc. ........................................................... 258,895 7,172
Comcast Corp. , Class A .................................................. 165,263 5,652
Electronic Arts, Inc. ..................................................... 36,078 5,235
Match Group, Inc. ...................................................... 78,469 2,327
Meta Platforms, Inc. , Class A .............................................. 4,550 2,498
Nexstar Media Group, Inc. ................................................ 17,134 2,564
Take-Two Interactive Software, Inc. (a) ........................................ 47,400 11,059
Verizon Communications, Inc. .............................................. 147,982 6,520
59,068
Consumer Discretionary (6.9%):
Airbnb, Inc. , Class A (a) .................................................. 17,717 2,160
Aptiv PLC (a) .......................................................... 39,717 2,266
Booking Holdings, Inc. ................................................... 711 3,626
BorgWarner, Inc. ....................................................... 96,367 2,735
Etsy, Inc. (a) ........................................................... 59,227 2,575
Expedia Group, Inc. ..................................................... 24,405 3,830
H&R Block, Inc. ....................................................... 54,279 3,277
Lear Corp. ............................................................ 33,114 2,839
LKQ Corp. ........................................................... 480,271 18,351
Lowe's Cos., Inc. ....................................................... 27,234 6,088
Mattel, Inc. (a) ......................................................... 377,500 5,998
NIKE, Inc. , Class B ..................................................... 27,822 1,569
NVR, Inc. (a) .......................................................... 817 5,822
PulteGroup, Inc. ........................................................ 52,355 5,371
PVH Corp. ........................................................... 34,628 2,389
The Home Depot, Inc. ................................................... 13,841 4,990
Toll Brothers, Inc. ...................................................... 72,800 7,343
Ulta Beauty, Inc. (a) ..................................................... 9,716 3,844
85,073
Consumer Staples (7.0%):
Altria Group, Inc. ....................................................... 129,528 7,662
Archer-Daniels-Midland Co. ............................................... 64,158 3,063
Coca-Cola Consolidated, Inc. .............................................. 2,122 2,877
Colgate-Palmolive Co. ................................................... 71,793 6,619
Ingredion, Inc. ......................................................... 22,966 3,050
Keurig Dr. Pepper, Inc. ................................................... 559,192 19,342
Mondelez International, Inc. , Class A ......................................... 179,600 12,236
Philip Morris International, Inc. ............................................. 50,200 8,602
Sysco Corp. ........................................................... 66,885 4,776
The Procter & Gamble Co. ................................................ 37,115 6,034
U.S. Foods Holding Corp. (a) ............................................... 185,500 12,180
86,441
Energy (5.0%):
ConocoPhillips Co. ..................................................... 50,910 4,537
Devon Energy Corp. ..................................................... 184,247 5,603
Enterprise Products Partners LP ............................................. 429,524 12,843
EOG Resources, Inc. .................................................... 61,391 6,773
Exxon Mobil Corp. ..................................................... 166,500 17,587
Marathon Petroleum Corp. ................................................ 33,183 4,560
Valero Energy Corp. ..................................................... 89,324 10,370
62,273
Financials (20.1%):
Affiliated Managers Group, Inc. ............................................ 29,596 4,902
American Express Co. ................................................... 17,032 4,537
American Financial Group, Inc. ............................................. 18,661 2,364
Ameriprise Financial, Inc. ................................................. 15,117 7,120
Axis Capital Holdings Ltd. ................................................ 31,556 3,039
Cboe Global Markets, Inc. ................................................ 85,400 18,942

Victory Portfolios III
Victory Value Fund
63
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Citigroup, Inc. ......................................................... 243,300 $ 16,637
East West Bancorp, Inc. .................................................. 49,209 4,210
Evercore, Inc. ......................................................... 20,306 4,169
Everest Group Ltd. ...................................................... 72,874 26,149
Fairfax Financial Holdings Ltd. ............................................. 11,600 18,113
Fidelity National Financial, Inc. ............................................ 142,905 9,153
Fifth Third Bancorp ..................................................... 59,270 2,130
JPMorgan Chase & Co. .................................................. 120,731 29,533
KeyCorp ............................................................. 1,078,700 16,008
MarketAxess Holdings, Inc. ............................................... 11,923 2,642
MGIC Investment Corp. .................................................. 170,527 4,248
Northern Trust Corp. .................................................... 21,270 1,999
Popular, Inc. .......................................................... 2,604 248
Regions Financial Corp. .................................................. 195,455 3,989
SEI Investments Co. ..................................................... 75,821 5,936
Synchrony Financial ..................................................... 107,712 5,596
Synovus Financial Corp. .................................................. 59,248 2,567
The Allstate Corp. ...................................................... 25,537 5,066
The Goldman Sachs Group, Inc. ............................................ 13,192 7,223
The PNC Financial Services Group, Inc. ...................................... 73,400 11,795
The Progressive Corp. ................................................... 36,078 10,165
Unum Group .......................................................... 126,500 9,824
Voya Financial, Inc. ..................................................... 45,435 2,690
W.R. Berkley Corp. ..................................................... 97,718 7,005
247,999
Health Care (16.6%):
AbbVie, Inc. .......................................................... 73,970 14,432
Agilent Technologies, Inc. ................................................. 32,199 3,465
Bristol-Myers Squibb Co. ................................................. 165,247 8,295
Cardinal Health, Inc. .................................................... 13,336 1,884
Cencora, Inc. .......................................................... 9,898 2,897
Centene Corp. (a) ....................................................... 51,798 3,100
CVS Health Corp. ...................................................... 53,714 3,583
Elevance Health, Inc. .................................................... 10,816 4,549
Exelixis, Inc. (a) ........................................................ 99,122 3,881
GE HealthCare Technologies, Inc. ........................................... 78,700 5,535
Gilead Sciences, Inc. .................................................... 118,392 12,614
Hologic, Inc. (a) ........................................................ 43,339 2,522
Humana, Inc. .......................................................... 12,123 3,179
Incyte Corp. (a) ......................................................... 36,652 2,297
Johnson & Johnson ..................................................... 118,978 18,597
McKesson Corp. ....................................................... 22,160 15,795
Medpace Holdings, Inc. (a) ................................................ 9,747 3,006
Medtronic PLC ........................................................ 140,600 11,917
Merck & Co., Inc. ...................................................... 192,787 16,426
Pfizer, Inc. ............................................................ 207,776 5,072
Regeneron Pharmaceuticals, Inc. ............................................ 6,331 3,791
Royalty Pharma PLC , Class A .............................................. 220,728 7,244
Tenet Healthcare Corp. (a) ................................................. 20,657 2,953
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 812,400 12,600
The Cigna Group ....................................................... 70,072 23,827
UnitedHealth Group, Inc. ................................................. 28,721 11,817
205,278
Industrials (15.6%):
A.O. Smith Corp. ....................................................... 67,650 4,591
Acuity, Inc. ........................................................... 12,305 2,998
Automatic Data Processing, Inc. ............................................ 20,448 6,147
Builders FirstSource, Inc. (a) ............................................... 33,087 3,958
CACI International, Inc. , Class A (a) ......................................... 29,600 13,553
Carlisle Cos., Inc. ....................................................... 21,470 8,147
Caterpillar, Inc. ........................................................ 24,487 7,573
Comfort Systems USA, Inc. ............................................... 8,287 3,294

Victory Portfolios III
Victory Value Fund
64
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Core & Main, Inc. , Class A (a) .............................................. 48,502 $ 2,555
Delta Air Lines, Inc. ..................................................... 96,597 4,021
Eaton Corp. PLC ....................................................... 25,300 7,447
EMCOR Group, Inc. .................................................... 9,559 3,830
Expeditors International of Washington, Inc. .................................... 34,459 3,787
FedEx Corp. .......................................................... 48,461 10,193
Ferguson Enterprises, Inc. ................................................. 25,689 4,358
General Dynamics Corp. .................................................. 25,400 6,912
Genpact Ltd. .......................................................... 78,227 3,932
Honeywell International, Inc. .............................................. 28,700 6,041
Johnson Controls International PLC .......................................... 91,000 7,635
Leidos Holdings, Inc. .................................................... 71,721 10,556
Lockheed Martin Corp. ................................................... 15,614 7,460
ManpowerGroup, Inc. ................................................... 49,198 2,119
Masco Corp. .......................................................... 78,595 4,764
Oshkosh Corp. ......................................................... 20,254 1,696
Otis Worldwide Corp. .................................................... 64,936 6,251
Owens Corning ........................................................ 32,891 4,783
PACCAR, Inc. ......................................................... 24,815 2,239
Robert Half, Inc. ....................................................... 80,218 3,554
RTX Corp. ............................................................ 61,767 7,791
Snap-on, Inc. .......................................................... 6,369 1,999
SS&C Technologies Holdings, Inc. .......................................... 199,500 15,082
The Toro Co. .......................................................... 78,400 5,353
United Airlines Holdings, Inc. (a) ............................................ 30,959 2,131
United Parcel Service, Inc. , Class B .......................................... 29,251 2,788
WESCO International, Inc. ................................................ 14,299 2,330
191,868
Information Technology (9.6%):
Adobe, Inc. (a) ......................................................... 7,185 2,694
Amdocs Ltd. .......................................................... 62,375 5,525
Amphenol Corp. , Class A ................................................. 71,700 5,517
Analog Devices, Inc. .................................................... 36,300 7,076
Apple, Inc. ........................................................... 16,261 3,455
Applied Materials, Inc. ................................................... 77,032 11,610
Cisco Systems, Inc. ..................................................... 144,244 8,327
Cognizant Technology Solutions Corp. , Class A ................................. 68,971 5,074
Corpay, Inc. (a) ......................................................... 26,700 8,687
Dell Technologies, Inc. , Class C ............................................ 18,049 1,656
Dropbox, Inc. , Class A (a) ................................................. 153,880 4,393
Gen Digital, Inc. ....................................................... 134,240 3,473
Jabil, Inc. ............................................................ 25,079 3,676
KLA Corp. ........................................................... 5,278 3,709
Lam Research Corp. ..................................................... 72,623 5,205
Microchip Technology, Inc. ................................................ 43,427 2,001
NetApp, Inc. .......................................................... 52,601 4,721
ON Semiconductor Corp. (a) ............................................... 77,238 3,066
Pure Storage, Inc. , Class A (a) .............................................. 29,667 1,346
QUALCOMM, Inc. ..................................................... 40,888 6,070
Salesforce, Inc. ........................................................ 27,200 7,309
Teradata Corp. (a) ....................................................... 111,336 2,394
Zebra Technologies Corp. (a) ............................................... 32,900 8,236
Zoom Communications, Inc. (a) ............................................. 34,870 2,704
117,924
Materials (3.7%):
Avery Dennison Corp. ................................................... 30,225 5,172
CF Industries Holdings, Inc. ............................................... 68,647 5,380
Eagle Materials, Inc. ..................................................... 17,560 3,975
Louisiana-Pacific Corp. .................................................. 48,151 4,156
LyondellBasell Industries NV , Class A ........................................ 46,801 2,724
Olin Corp. ............................................................ 112,486 2,432
PPG Industries, Inc. ..................................................... 82,800 9,014

Victory Portfolios III
Victory Value Fund
65
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sealed Air Corp. ....................................................... 252,629 $ 6,962
Steel Dynamics, Inc. ..................................................... 23,644 3,067
The Mosaic Co. ........................................................ 99,227 3,017
45,899
Real Estate (3.8%):
AvalonBay Communities, Inc. .............................................. 23,432 4,920
Camden Property Trust ................................................... 128,789 14,656
Equity LifeStyle Properties, Inc. ............................................ 169,600 10,987
Extra Space Storage, Inc. ................................................. 29,868 4,376
Healthpeak Properties, Inc. ................................................ 199,875 3,566
Mid-America Apartment Communities, Inc. .................................... 24,879 3,972
Prologis, Inc. .......................................................... 44,189 4,516
46,993
Utilities (4.5%):
American Electric Power Co., Inc. ........................................... 98,300 10,650
Consolidated Edison, Inc. ................................................. 46,919 5,290
DTE Energy Co. ....................................................... 24,369 3,339
Evergy, Inc. ........................................................... 79,472 5,492
Exelon Corp. .......................................................... 329,900 15,472
National Fuel Gas Co. ................................................... 115,921 8,900
OGE Energy Corp. ...................................................... 142,679 6,475
55,618
Total Common Stocks (Cost $1,073,649)
a
a
a
1,204,434
Total Investments (Cost $1,073,649) — 97.6% 1,204,434
Other assets in excess of liabilities —  2.4% 29,444
NET ASSETS - 100.00% $ 1,233,878
At April 30, 2025, the Fund's investments in foreign securities were 6.6% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
April 30, 2025
66
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $960,242, $709,693 and $345,401) $ 2,173,468 $ 905,944(a) $ 442,963(b)
Foreign currency, at value (Cost $—, $727 and $128) — 728 136
Cash 30,890 5,112 753
Deposit with broker for futures contracts — — 4
Receivables:
Dividends, interest, and securities lending income 54 1,476 467
Capital shares issued 270 133 —(c)
From Adviser 2 2 93
Reclaims — 1,325 806
Other 343 — —
Prepaid expenses 38 18 7
Total Assets 2,205,065 914,738 445,229
Liabilities:
Payables:
Collateral received on loaned securities — 2,945 2,360
Investments purchased 909 — —
Capital shares redeemed 902 413 —
Accrued foreign capital gains taxes — 124 177
Accrued expenses and other payables:
Investment advisory fees 773 538 210
Administration fees 255 107 18
Custodian fees 17 26 25
Transfer agent fees 127 83 22
Compliance fees 1 1 —(c)
Trustees' fees 1 1 1
Other accrued expenses 55 66 43
Total Liabilities 3,040 4,304 2,856
Commitments and contingencies (Note 5 )
Net Assets:
Capital 958,018 675,652 316,876
Total accumulated earnings (loss) 1,244,007 234,782 125,497
Net Assets $ 2,202,025 $ 910,434 $ 442,373
Net Assets:
Fund Shares $ 2,192,112 $ 908,212 $ 9,564
Institutional Shares 9,913 2,222 432,809
Total $ 2,202,025 $ 910,434 $ 442,373
Shares (unlimited number of shares authorized with no par value):
Fund Shares 35,454 72,075 875
Institutional Shares 157 174 38,754
Total 35,611 72,249 39,629
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 61.83 $ 12.60 $ 10.93
Institutional Shares 63.16 12.74 11.17
(a) Includes $4,454 thousand of securities on loan.
(b) Includes $2,532 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2025
67
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $1,430,621, $846,135 and $2,131,581) $ 1,875,022 $ 2,215,843 $ 2,384,878
Cash 2,642 16,238 8,034
Receivables:
Dividends, interest, and securities lending income 1,631 334 3,333
Capital shares issued 108 646 778
Investments sold 1,388 — —
From Adviser 3 8 7
Reclaims — — 338
Prepaid expenses 36 35 37
Total Assets 1,880,830 2,233,104 2,397,405
Liabilities:
Payables:
Investments purchased 361 875 —
Capital shares redeemed 640 1,142 703
Accrued expenses and other payables:
Investment advisory fees 957 1,211 964
Administration fees 224 254 260
Custodian fees 15 19 18
Transfer agent fees 106 119 149
Compliance fees 1 1 2
Trustees' fees 1 1 1
Other accrued expenses 57 67 62
Total Liabilities 2,362 3,689 2,159
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,369,401 732,319 2,003,279
Total accumulated earnings (loss) 509,067 1,497,096 391,967
Net Assets $ 1,878,468 $ 2,229,415 $ 2,395,246
Net Assets:
Fund Shares $ 1,873,985 $ 2,037,463 $ 1,669,943
Institutional Shares 4,483 191,952 725,303
Total $ 1,878,468 $ 2,229,415 $ 2,395,246
Shares (unlimited number of shares authorized with no par value):
Fund Shares 83,130 57,763 96,674
Institutional Shares 199 5,458 42,078
Total 83,329 63,221 138,752
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 22.54 $ 35.27 $ 17.27
Institutional Shares 22.59 35.17 17.24
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2025
68
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Assets:
Investments, at value (Cost $661,151, $696,963 and $1,073,649) $ 1,100,423(a) $ 726,583(b) $ 1,204,434
Foreign currency, at value (Cost $62, $— and $—) 62 — —
Cash 15,162 10,550 29,138
Receivables:
Dividends, interest, and securities lending income 87 325 1,189
Capital shares issued 24 1,464 525
Investments sold 6,471 1,501 —
Reclaims 9 — —
Prepaid expenses 18 19 28
Total Assets 1,122,256 740,442 1,235,314
Liabilities:
Payables:
Collateral received on loaned securities 15,744 17,311 —
Investments purchased 980 2,048 —
Capital shares redeemed 574 355 499
Accrued expenses and other payables:
Investment advisory fees 599 404 647
Administration fees 127 76 129
Custodian fees 15 8 10
Transfer agent fees 83 75 101
Compliance fees 1 1 1
Trustees' fees 1 1 1
12b-1 fees 4 — —
Other accrued expenses 58 47 48
Total Liabilities 18,186 20,326 1,436
Commitments and contingencies (Note 5 )
Net Assets:
Capital 645,691 692,698 1,012,795
Total accumulated earnings (loss) 458,379 27,418 221,083
Net Assets $ 1,104,070 $ 720,116 $ 1,233,878
Net Assets:
Fund Shares $ 1,059,822 $ 463,935 $ 744,091
Institutional Shares — 256,181 489,787
Class A 44,248 — —
Total $ 1,104,070 $ 720,116 $ 1,233,878
Shares (unlimited number of shares authorized with no par value):
Fund Shares 39,350 39,914 40,706
Institutional Shares — 21,534 26,769
Class A 1,758 — —
Total 41,108 61,448 67,475
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 26.93 $ 11.62 $ 18.28
Institutional Shares — 11.90 18.30
Class A 25.17 — —
Maximum Sales Charge — Class A 5.75% —% —%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26.71 $ — $ —
(a) Includes $12,295 thousand of securities on loan.
(b) Includes $16,925 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2025
69
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 8,116 $ 20,215 $ 11,098
Interest 1,646 224 77
Securities lending (net of fees) 2 38 10
Foreign tax withholding — (1,311) (849)
Total Income 9,764 19,166 10,336
Expenses:
Investment advisory fees 9,573 7,386 2,970
Administration fees — Fund Shares 3,451 1,407 15
Administration fees — Institutional Shares 10 2 242
Sub-Administration fees 40 72 57
Custodian fees 98 170 144
Transfer agent fees — Fund Shares 1,442 969 11
Transfer agent fees — Institutional Shares 10 2 265
Trustees' fees 45 45 52
Compliance fees 19 8 4
Legal and audit fees 55 67 78
State registration and filing fees 56 48 35
Line of credit fees — — (a) —
Other expenses 128 103 56
Total Expenses 14,927 10,279 3,929
Expenses waived/reimbursed by Adviser (16) (16) (445)
Net Expenses 14,911 10,263 3,484
Net Investment Income (Loss) (5,147) 8,903 6,852
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 114,349 102,633 52,304
Foreign taxes on realized gains — (343) (148)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 180,463 (24,741) 1,518
Net change in accrued foreign taxes on unrealized gains — 466 21
Net realized/unrealized gains (losses) on investments 294,812 78,015 53,695
Change in net assets resulting from operations $ 289,665 $ 86,918 $ 60,547
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended April 30, 2025
70
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Investment Income:
Dividends $ 37,386 $ 11,806 $ 75,568
Interest 324 1,126 325
Securities lending (net of fees) 10 14 8
Foreign tax withholding (14) — (39)
Total Income 37,706 12,946 75,862
Expenses:
Investment advisory fees 12,560 16,829 13,953
Administration fees — Fund Shares 2,984 3,263 2,673
Administration fees — Institutional Shares 5 341 836
Sub-Administration fees 57 40 24
Custodian fees 88 123 111
Transfer agent fees — Fund Shares 1,189 1,159 935
Transfer agent fees — Institutional Shares 5 356 874
Trustees' fees 45 45 45
Compliance fees 17 21 22
Legal and audit fees 44 53 25
State registration and filing fees 46 55 56
Interfund lending fees 4 16 —
Line of credit fees 1 2 9
Other expenses 117 156 155
Recoupment of prior expenses waived/reimbursed by Adviser — 5 2
Total Expenses 17,162 22,464 19,720
Expenses waived/reimbursed by Adviser (20) (16) (27)
Net Expenses 17,142 22,448 19,693
Net Investment Income (Loss) 20,564 (9,502) 56,169
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 196,046 300,655 303,190
Net change in unrealized appreciation/depreciation on investment securities (36,760) 57,467 (201,011)
Net realized/unrealized gains (losses) on investments 159,286 358,122 102,179
Change in net assets resulting from operations $ 179,850 $ 348,620 $ 158,348

Statements of Operations
For the Year Ended April 30, 2025
71
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Investment Income:
Dividends $ 3,579 $ 10,200 $ 27,786
Interest 292 336 898
Securities lending (net of fees) 117 52 — (a)
Foreign tax withholding (54) (34) (36)
Total Income 3,934 10,554 28,648
Expenses:
Investment advisory fees 8,544 6,023 8,859
Administration fees — Fund Shares 1,752 835 1,189
Administration fees — Institutional Shares — 298 503
Administration fees — Class A 77 — —
Sub-Administration fees 56 93 40
12b-1 fees — Class A 128 — —
Custodian fees 84 47 59
Transfer agent fees — Fund Shares 949 644 681
Transfer agent fees — Institutional Shares — 312 526
Transfer agent fees — Class A 53 — —
Trustees' fees 45 45 45
Compliance fees 10 7 11
Legal and audit fees 45 52 45
State registration and filing fees 49 42 39
Interfund lending fees — (a) — (a) 1
Line of credit fees — (a) — —
Other expenses 95 65 80
Recoupment of prior expenses waived/reimbursed by Adviser — 8 26
Total Expenses 11,887 8,471 12,104
Expenses waived/reimbursed by Adviser — (48) (8)
Net Expenses 11,887 8,423 12,096
Net Investment Income (Loss) (7,953) 2,131 16,552
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 106,036 59,868 159,743
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 25,448 (90,372) (91,790)
Net realized/unrealized gains (losses) on investments 131,484 (30,504) 67,953
Change in net assets resulting from operations $ 123,531 $ (28,373) $ 84,505
(a) Rounds to less than $1 thousand.

72
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (5,147) $ (3,233) $ 8,903 $ 10,451 $ 6,852 $ 8,028
Net realized gains (losses) 114,349 102,827 102,290 41,336 52,156 (5,167)
Net change in unrealized
appreciation/depreciation 180,463 466,022 (24,275) 90,994 1,539 59,662
Change in net assets resulting from
operations 289,665 565,616 86,918 142,781 60,547 62,523
Distributions to Shareholders:
Fund Shares (119,506) — (106,775) (9,128) (335) (158)
Institutional Shares (518) — (267) (21) (15,850) (8,723)
Change in net assets resulting from
distributions to shareholders (120,024) — (107,042) (9,149) (16,185) (8,881)
Change in net assets resulting from
capital transactions (25,164) (112,121) 40,785 (48,299) (100,546) (56,344)
Change in net assets 144,477 453,495 20,661 85,333 (56,184) (2,702)
Net Assets:
Beginning of period 2,057,548 1,604,053 889,773 804,440 498,557 501,259
End of period $ 2,202,025 $ 2,057,548 $ 910,434 $ 889,773 $ 442,373 $ 498,557

73
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 133,187 $ 97,107 $ 50,589 $ 42,640 $ 444 $ 708
Distributions reinvested 117,605 — 105,913 9,060 333 157
Cost of shares redeemed (277,941) (212,037) (115,814) (99,712) (1,709) (1,756)
Total Fund Shares $ (27,149) $ (114,930) $ 40,688 $ (48,012) $ (932) $ (891)
Institutional Shares
Proceeds from shares issued $ 4,665 $ 4,828 $ 400 $ 1,047 $ — (a) $ —
Distributions reinvested 488 — 252 20 15,850 8,723
Cost of shares redeemed (3,168) (2,019) (555) (1,354) (115,464) (64,176)
Total Institutional Shares $ 1,985 $ 2,809 $ 97 $ (287) $ (99,614) $ (55,453)
Change in net assets resulting from
capital transactions $ (25,164) $ (112,121) $ 40,785 $ (48,299) $ (100,546) $ (56,344)
Share Transactions:
Fund Shares
Issued 2,057 1,902 3,772 3,566 41 75
Reinvested 1,703 — 8,099 753 30 16
Redeemed (4,303) (4,186) (8,660) (8,397) (158) (184)
Total Fund Shares (543) (2,284) 3,211 (4,078) (87) (93)
Institutional Shares
Issued 72 91 29 88 — (b) —
Reinvested 7 — 19 2 1,404 875
Redeemed (48) (38) (41) (117) (10,092) (6,543)
Total Institutional Shares 31 53 7 (27) (8,688) (5,668)
Change in Shares (512) (2,231) 3,218 (4,105) (8,775) (5,761)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

74
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 20,564 $ 16,390 $ (9,502) $ (8,081) $ 56,169 $ 56,639
Net realized gains (losses) 196,046 242,291 300,655 262,939 303,190 212,518
Net change in unrealized
appreciation/depreciation (36,760) 122,038 57,467 363,365 (201,011) 130,033
Change in net assets resulting from
operations 179,850 380,719 348,620 618,223 158,348 399,190
Distributions to Shareholders:
Fund Shares (349,659) (17,103) (220,322) (115,819) (284,645) (95,582)
Institutional Shares (923) (33) (31,159) (26,689) (131,974) (48,930)
Class A — (2) (a) — — — —
Change in net assets resulting from
distributions to shareholders (350,582) (17,138) (251,481) (142,508) (416,619) (144,512)
Change in net assets resulting from
capital transactions 182,368 (118,005) (226,536) (154,362) 56,165 (65,766)
Change in net assets 11,636 245,576 (129,397) 321,353 (202,106) 188,912
Net Assets:
Beginning of period 1,866,832 1,621,256 2,358,812 2,037,459 2,597,352 2,408,440
End of period $ 1,878,468 $ 1,866,832 $ 2,229,415 $ 2,358,812 $ 2,395,246 $ 2,597,352
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

75
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 85,197 $ 80,820 $ 100,193 $ 93,982 $ 69,581 $ 67,252
Distributions reinvested 342,743 16,779 217,024 114,021 275,249 92,132
Cost of shares redeemed (246,197) (214,358) (285,907) (230,892) (219,570) (204,034)
Total Fund Shares $ 181,743 $ (116,759) $ 31,310 $ (22,889) $ 125,260 $ (44,650)
Institutional Shares
Proceeds from shares issued $ 1,965 $ 3,352 $ 25,296 $ 33,276 $ 65,183 $ 54,012
Distributions reinvested 890 32 30,960 26,617 131,709 48,854
Cost of shares redeemed (2,230) (3,797) (314,102) (191,366) (265,987) (123,982)
Total Institutional Shares $ 625 $ (413) $ (257,846) $ (131,473) $ (69,095) $ (21,116)
Class A
Proceeds from shares issued $ — $ 28 (a) $ — $ — $ — $ —
Distributions reinvested — 2 (a) — — — —
Cost of shares redeemed — (863) (a) — — — —
Total Class A $ — $ (833) (a) $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 182,368 $ (118,005) $ (226,536) $ (154,362) $ 56,165 $ (65,766)
Share Transactions:
Fund Shares
Issued 3,345 3,583 2,626 2,959 3,599 3,676
Reinvested 14,074 727 5,443 3,631 15,009 5,068
Redeemed (9,711) (9,517) (7,525) (7,241) (11,434) (11,249)
Total Fund Shares 7,708 (5,207) 544 (651) 7,174 (2,505)
Institutional Shares
Issued 76 146 700 1,073 3,517 3,000
Reinvested 36 1 779 850 7,194 2,692
Redeemed (86) (171) (8,008) (6,047) (13,753) (6,764)
Total Institutional Shares 26 (24) (6,529) (4,124) (3,042) (1,072)
Class A
Issued — 1 (a) — — — —
Reinvested — — (a) (b) — — — —
Redeemed — (40) (a) — — — —
Total Class A — (39) (a) — — — —
Change in Shares 7,734 (5,270) (5,985) (4,775) 4,132 (3,577)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).
(b) Rounds to less than 1 thousand shares.

76
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (7,953) $ (7,834) $ 2,131 $ 2,954 $ 16,552 $ 16,514
Net realized gains (losses) 106,036 84,108 59,868 39,633 159,743 93,018
Net change in unrealized
appreciation/depreciation 25,448 186,936 (90,372) 64,215 (91,790) 88,848
Change in net assets resulting from
operations 123,531 263,210 (28,373) 106,802 84,505 198,380
Distributions to Shareholders:
Fund Shares — — (32,013) (1,075) (99,163) (9,127)
Institutional Shares — — (16,423) (1,098) (62,200) (5,989)
Class A — — — — — (13) (a)
Change in net assets resulting from
distributions to shareholders — — (48,436) (2,173) (161,363) (15,129)
Change in net assets resulting from
capital transactions (134,845) (129,895) (57,447) (171,917) 59,609 (98,773)
Change in net assets (11,314) 133,315 (134,256) (67,288) (17,249) 84,478
Net Assets:
Beginning of period 1,115,384 982,069 854,372 921,660 1,251,127 1,166,649
End of period $ 1,104,070 $ 1,115,384 $ 720,116 $ 854,372 $ 1,233,878 $ 1,251,127
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

77
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 54,895 $ 44,307 $ 26,072 $ 26,396 $ 35,717 $ 31,329
Distributions reinvested — — 31,583 1,060 97,962 8,999
Cost of shares redeemed (179,908) (164,634) (99,393) (94,598) (113,856) (110,874)
Total Fund Shares $ (125,013) $ (120,327) $ (41,738) $ (67,142) $ 19,823 $ (70,546)
Institutional Shares
Proceeds from shares issued $ — $ — $ 14,385 $ 25,457 $ 18,378 $ 15,649
Distributions reinvested — — 16,415 1,097 62,173 5,987
Cost of shares redeemed — — (46,509) (131,329) (40,765) (49,626)
Total Institutional Shares $ — $ — $ (15,709) $ (104,775) $ 39,786 $ (27,990)
Class A
Proceeds from shares issued $ 1,019 $ 1,548 $ — $ — $ — $ 927 (a)
Distributions reinvested — — — — — 12 (a)
Cost of shares redeemed (10,851) (11,116) — — — (1,176) (a)
Total Class A $ (9,832) $ (9,568) $ — $ — $ — $ (237) (a)
Change in net assets resulting from
capital transactions $ (134,845) $ (129,895) $ (57,447) $ (171,917) $ 59,609 $ (98,773)
Share Transactions:
Fund Shares
Issued 1,940 1,974 1,926 2,113 1,790 1,746
Reinvested — — 2,266 80 5,087 497
Redeemed (6,390) (7,388) (7,371) (7,570) (5,723) (6,221)
Total Fund Shares (4,450) (5,414) (3,179) (5,377) 1,154 (3,978)
Institutional Shares
Issued — — 1,115 2,061 962 904
Reinvested — — 1,151 81 3,224 331
Redeemed — — (3,192) (10,162) (1,968) (2,700)
Total Institutional Shares — — (926) (8,020) 2,218 (1,465)
Class A
Issued 39 73 — — — 51 (a)
Reinvested — — — — — 1 (a)
Redeemed (418) (521) — — — (58) (a)
Total Class A (379) (448) — — — (6) (a)
Change in Shares (4,829) (5,862) (4,105) (13,397) 3,372 (5,449)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $56.96 $41.82 $41.79 $61.22 $46.02 $43.91
Investment Activities:
Net investment income (loss)(b) (0.14) (0.09) (0.03) (0.15) (0.15) (0.07)
Net realized and unrealized gains (losses) 8.46 15.23 0.90 (12.92) 15.45 9.82
Total from Investment Activities 8.32 15.14 0.87 (13.07) 15.30 9.75
Distributions to Shareholders from:
Net investment income — — — — — (0.04)
Net realized gains (3.45) — (0.84) (6.36) (0.10) (7.60)
Total Distributions (3.45) — (0.84) (6.36) (0.10) (7.64)
Net Asset Value, End of Period $61.83 $56.96 $41.82 $41.79 $61.22 $46.02
Total Return(c)(d) 13.97% 36.20% 2.31% (23.75)% 33.27% 26.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.68% 0.63% 0.63% 0.72%
Net Investment Income (Loss)(e) (0.22)% (0.17)% (0.12)% (0.29)% (0.28)% (0.17)%
Gross Expenses(e)(f) 0.64% 0.64% 0.68% 0.63% 0.63% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $2,192,112 $2,050,192 $1,600,944 $1,648,078 $2,307,263 $1,861,282
Portfolio Turnover(c)(g) 30% 45% 37% 65% 46% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

79
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $58.16 $42.69 $42.60 $62.27 $46.82 $44.54
Investment Activities:
Net investment income (loss)(b) (0.19) (0.08) 0.01 (0.18) (0.17) (0.05)
Net realized and unrealized gains (losses) 8.64 15.55 0.92 (13.13) 15.72 9.98
Total from Investment Activities 8.45 15.47 0.93 (13.31) 15.55 9.93
Distributions to Shareholders from:
Net investment income — — — — — (0.05)
Net realized gains (3.45) — (0.84) (6.36) (0.10) (7.60)
Total Distributions (3.45) — (0.84) (6.36) (0.10) (7.65)
Net Asset Value, End of Period $63.16 $58.16 $42.69 $42.60 $62.27 $46.82
Total Return(c)(d) 13.90% 36.24% 2.41% (23.73)% 33.24% 26.33%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.63% 0.53% 0.66% 0.66% 0.70%
Net Investment Income (Loss)(e) (0.29)% (0.16)% 0.03% (0.33)% (0.32)% (0.13)%
Gross Expenses(e)(f) 0.87% 0.91% 1.28% 0.72% 0.73% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $9,913 $7,356 $3,109 $3,706 $20,405 $12,287
Portfolio Turnover(c)(g) 30% 45% 37% 65% 46% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $12.89 $11.00 $11.30 $13.67 $10.62 $11.36
Investment Activities:
Net investment income (loss)(b) 0.13 0.15 0.12 0.19 0.13 0.14
Net realized and unrealized gains (losses) 1.17 1.87 0.38 (0.95) 3.28 0.13
Total from Investment Activities 1.30 2.02 0.50 (0.76) 3.41 0.27
Distributions to Shareholders from:
Net investment income (0.26) (0.13) (0.11) (0.16) (0.12) (0.17)
Net realized gains (1.33) — (0.69) (1.45) (0.24) (0.84)
Total Distributions (1.59) (0.13) (0.80) (1.61) (0.36) (1.01)
Net Asset Value, End of Period $12.60 $12.89 $11.00 $11.30 $13.67 $10.62
Total Return(c)(d) 9.80% 18.46% 4.63% (6.74)% 32.74% 2.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.09% 1.13% 1.16% 1.09% 1.07% 1.12%
Net Investment Income (Loss)(e) 0.95% 1.25% 1.49% 1.52% 1.04% 1.35%
Gross Expenses(e)(f) 1.09% 1.13% 1.16% 1.09% 1.07% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $908,212 $887,600 $802,284 $799,210 $899,767 $755,102
Portfolio Turnover(c)(g) 57% 59% 41% 58% 67%(h) 152%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

81
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $13.02 $11.10 $11.39 $13.81 $10.66 $11.39
Investment Activities:
Net investment income (loss)(b) 0.12 0.15 0.11 0.20 0.15 0.14
Net realized and unrealized gains (losses) 1.18 1.89 0.37 (0.95) 3.35 0.14
Total from Investment Activities 1.30 2.04 0.48 (0.75) 3.50 0.28
Distributions to Shareholders from:
Net investment income (0.25) (0.12) (0.08) (0.22) (0.11) (0.17)
Net realized gains (1.33) — (0.69) (1.45) (0.24) (0.84)
Total Distributions (1.58) (0.12) (0.77) (1.67) (0.35) (1.01)
Net Asset Value, End of Period $12.74 $13.02 $11.10 $11.39 $13.81 $10.66
Total Return(c)(d) 9.74% 18.40% 4.50% (6.68)% 33.45% 2.20%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.16% 1.25% 1.06% 0.77% 1.01%
Net Investment Income (Loss)(e) 0.90% 1.22% 1.35% 1.58% 1.30% 1.31%
Gross Expenses(e)(f) 1.83% 1.80% 1.83% 1.66% 0.92% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $2,222 $2,173 $2,156 $2,251 $1,766 $11,559
Portfolio Turnover(c)(g) 57% 59% 41% 58% 67%(h) 152%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.09 $9.07 $8.38 $10.78 $11.20 $10.97
Investment Activities:
Net investment income (loss)(b) 0.13 0.13 0.05 0.17 0.15 0.12
Net realized and unrealized gains (losses) 1.07 1.05 0.64 (1.85) 2.15 0.56
Total from Investment Activities 1.20 1.18 0.69 (1.68) 2.30 0.68
Distributions to Shareholders from:
Net investment income (0.17) (0.16) — (0.20) (0.11) (0.15)
Net realized gains (0.19) — — (0.52) (2.61) (0.30)
Total Distributions (0.36) (0.16) — (0.72) (2.72) (0.45)
Net Asset Value, End of Period $10.93 $10.09 $9.07 $8.38 $10.78 $11.20
Total Return(c)(d) 11.89% 13.07% 8.23% (15.78)% 21.00% 6.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 1.20% 1.40% 1.78% 1.77% 1.26% 1.14%
Gross Expenses(e)(f) 1.15% 1.24% 1.39% 1.13% 1.05% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $9,564 $9,709 $9,574 $9,065 $12,183 $10,414
Portfolio Turnover(c)(g) 37% 24% 7% 26% 40% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

83
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.30 $9.26 $8.54 $10.98 $11.35 $11.11
Investment Activities:
Net investment income (loss)(b) 0.16 0.16 0.06 0.19 0.18 0.14
Net realized and unrealized gains (losses) 1.09 1.06 0.66 (1.90) 2.19 0.57
Total from Investment Activities 1.25 1.22 0.72 (1.71) 2.37 0.71
Distributions to Shareholders from:
Net investment income (0.19) (0.18) — (0.21) (0.13) (0.17)
Net realized gains (0.19) — — (0.52) (2.61) (0.30)
Total Distributions (0.38) (0.18) — (0.73) (2.74) (0.47)
Net Asset Value, End of Period $11.17 $10.30 $9.26 $8.54 $10.98 $11.35
Total Return(c)(d) 12.15% 13.22% 8.43% (15.70)% 21.34% 6.44%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.39% 1.60% 1.98% 1.96% 1.45% 1.34%
Gross Expenses(e)(f) 0.79% 0.77% 0.80% 0.78% 0.77% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $432,809 $488,848 $491,685 $471,568 $594,164 $725,204
Portfolio Turnover(c)(g) 37% 24% 7% 26% 40% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $24.70 $20.05 $22.05 $26.78 $20.41 $23.70
Investment Activities:
Net investment income (loss)(b) 0.26 0.21 0.19 0.21 0.15 0.22
Net realized and unrealized gains (losses) 2.39 4.66 0.12 (1.86) 6.40 1.45
Total from Investment Activities 2.65 4.87 0.31 (1.65) 6.55 1.67
Distributions to Shareholders from:
Net investment income (0.24) (0.22) (0.16) (0.22) (0.18) (0.23)
Net realized gains (4.57) — (2.15) (2.86) — (4.73)
Total Distributions (4.81) (0.22) (2.31) (3.08) (0.18) (4.96)
Net Asset Value, End of Period $22.54 $24.70 $20.05 $22.05 $26.78 $20.41
Total Return(c)(d) 9.45% 24.37% 1.84% (7.41)% 32.24% 7.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.85% 0.82% 0.81% 0.81% 0.87%
Net Investment Income (Loss)(e) 1.03% 0.93% 1.27% 0.84% 0.63% 1.05%
Gross Expenses(e)(f) 0.86% 0.85% 0.82% 0.81% 0.81% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $1,873,985 $1,862,561 $1,616,531 $1,672,669 $1,934,246 $1,605,020
Portfolio Turnover(c)(g) 61% 75% 43% 71% 62% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

85
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $24.74 $20.10 $22.12 $26.75 $20.38 $23.68
Investment Activities:
Net investment income (loss)(b) 0.25 0.17 0.31 0.16 0.15 0.23
Net realized and unrealized gains (losses) 2.39 4.67 0.12 (1.67) 6.40 1.44
Total from Investment Activities 2.64 4.84 0.43 (1.51) 6.55 1.67
Distributions to Shareholders from:
Net investment income (0.22) (0.20) (0.30) (0.26) (0.18) (0.24)
Net realized gains (4.57) — (2.15) (2.86) — (4.73)
Total Distributions (4.79) (0.20) (2.45) (3.12) (0.18) (4.97)
Net Asset Value, End of Period $22.59 $24.74 $20.10 $22.12 $26.75 $20.38
Total Return(c)(d) 9.43% 24.17% 2.47% (6.77)% 32.32% 7.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.93% 1.01% 0.04% 0.72% 0.79% 0.83%
Net Investment Income (Loss)(e) 0.96% 0.76% 2.07% 0.59% 0.65% 1.09%
Gross Expenses(e)(f) 1.32% 1.37% 0.44% 0.74% 0.79% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $4,483 $4,271 $3,958 $5,193 $213,041 $172,787
Portfolio Turnover(c)(g) 61% 75% 43% 71% 62% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Growth Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $34.10 $27.55 $27.66 $39.27 $30.85 $31.54
Investment Activities:
Net investment income (loss)(b) (0.14) (0.11) (0.06) (0.14) (0.13) (0.05)
Net realized and unrealized gains (losses) 5.34 8.75 1.55 (7.72) 10.03 6.18
Total from Investment Activities 5.20 8.64 1.49 (7.86) 9.90 6.13
Distributions to Shareholders from:
Net investment income — — — — — (0.08)
Net realized gains (4.03) (2.09) (1.60) (3.75) (1.48) (6.74)
Total Distributions (4.03) (2.09) (1.60) (3.75) (1.48) (6.82)
Net Asset Value, End of Period $35.27 $34.10 $27.55 $27.66 $39.27 $30.85
Total Return(c)(d) 13.90% 31.96% 6.19% (22.11)% 32.87% 23.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.88% 0.84% 0.84% 0.91%
Net Investment Income (Loss)(e) (0.38)% (0.36)% (0.33)% (0.43)% (0.38)% (0.16)%
Gross Expenses(e)(f) 0.89% 0.89% 0.88% 0.84% 0.84% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $2,037,463 $1,951,058 $1,594,565 $1,606,239 $2,224,130 $1,841,547
Portfolio Turnover(c)(g) 22% 35% 33% 62% 40% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

87
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $34.02 $27.49 $27.59 $39.17 $30.77 $31.47
Investment Activities:
Net investment income (loss)(b) (0.15) (0.11) (0.05) (0.13) (0.13) (0.04)
Net realized and unrealized gains (losses) 5.33 8.73 1.55 (7.70) 10.01 6.16
Total from Investment Activities 5.18 8.62 1.50 (7.83) 9.88 6.12
Distributions to Shareholders from:
Net investment income — — — — — (0.08)
Net realized gains (4.03) (2.09) (1.60) (3.75) (1.48) (6.74)
Total Distributions (4.03) (2.09) (1.60) (3.75) (1.48) (6.82)
Net Asset Value, End of Period $35.17 $34.02 $27.49 $27.59 $39.17 $30.77
Total Return(c)(d) 13.87% 32.00% 6.21% (22.09)% 32.89% 23.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.88% 0.82% 0.83% 0.83% 0.87%
Net Investment Income (Loss)(e) (0.39)% (0.35)% (0.25)% (0.41)% (0.36)% (0.13)%
Gross Expenses(e)(f) 0.92% 0.89% 0.83% 0.83% 0.83% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $191,952 $407,754 $442,894 $1,199,990 $1,338,685 $1,175,311
Portfolio Turnover(c)(g) 22% 35% 33% 62% 40% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $19.31 $17.44 $18.75 $20.18 $15.73 $19.78
Investment Activities:
Net investment income (loss)(b) 0.42 0.42 0.34 0.40 0.34 0.40
Net realized and unrealized gains (losses) 0.81 2.52 0.01 0.21 4.45 (0.87)
Total from Investment Activities 1.23 2.94 0.35 0.61 4.79 (0.47)
Distributions to Shareholders from:
Net investment income (0.40) (0.44) (0.29) (0.43) (0.33) (0.36)
Net realized gains (2.87) (0.63) (1.37) (1.61) (0.01) (3.22)
Total Distributions (3.27) (1.07) (1.66) (2.04) (0.34) (3.58)
Net Asset Value, End of Period $17.27 $19.31 $17.44 $18.75 $20.18 $15.73
Total Return(c)(d) 5.65% 17.37% 1.82% 2.75% 30.75% (3.84)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.75% 0.75% 0.74% 0.70% 0.70% 0.74%
Net Investment Income (Loss)(e) 2.15% 2.32% 2.55% 2.04% 1.90% 2.31%
Gross Expenses(e)(f) 0.75% 0.75% 0.74% 0.70% 0.70% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $1,669,943 $1,727,892 $1,604,350 $1,670,838 $1,740,731 $1,482,959
Portfolio Turnover(c)(g) 76% 58% 32% 50% 53% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

89
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $19.27 $17.41 $18.72 $20.15 $15.71 $19.76
Investment Activities:
Net investment income (loss)(b) 0.41 0.42 0.34 0.40 0.34 0.40
Net realized and unrealized gains (losses) 0.82 2.51 0.02 0.21 4.44 (0.86)
Total from Investment Activities 1.23 2.93 0.36 0.61 4.78 (0.46)
Distributions to Shareholders from:
Net investment income (0.39) (0.44) (0.30) (0.43) (0.33) (0.37)
Net realized gains (2.87) (0.63) (1.37) (1.61) (0.01) (3.22)
Total Distributions (3.26) (1.07) (1.67) (2.04) (0.34) (3.59)
Net Asset Value, End of Period $17.24 $19.27 $17.41 $18.72 $20.15 $15.71
Total Return(c)(d) 5.71% 17.35% 1.83% 2.77% 30.75% (3.81)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.76% 0.74% 0.72% 0.68% 0.68% 0.72%
Net Investment Income (Loss)(e) 2.14% 2.33% 2.57% 2.05% 1.91% 2.34%
Gross Expenses(e)(f) 0.76% 0.75% 0.73% 0.69% 0.69% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $725,303 $869,460 $804,090 $953,444 $1,078,555 $1,028,803
Portfolio Turnover(c)(g) 76% 58% 32% 50% 53% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $24.35 $19.02 $19.87 $36.68 $28.93 $28.39
Investment Activities:
Net investment income (loss)(b) (0.18) (0.16) (0.09) (0.17) (0.26) (0.17)
Net realized and unrealized gains (losses) 2.76 5.49 (0.76) (12.03) 9.92 7.26
Total from Investment Activities 2.58 5.33 (0.85) (12.20) 9.66 7.09
Distributions to Shareholders from:
Net realized gains — — — (4.61) (1.91) (6.55)
Total Distributions — — — (4.61) (1.91) (6.55)
Net Asset Value, End of Period $26.93 $24.35 $19.02 $19.87 $36.68 $28.93
Total Return(c)(d) 10.64% 28.02% (4.33)% (37.07)% 33.71% 30.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.96% 0.97% 0.97% 0.95% 0.99% 1.04%
Net Investment Income (Loss)(e) (0.64)% (0.71)% (0.63)% (0.64)% (0.76)% (0.66)%
Gross Expenses(e)(f) 0.96% 0.97% 0.97% 0.95% 0.99% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $1,059,822 $1,066,594 $935,858 $1,067,016 $1,923,477 $1,559,222
Portfolio Turnover(c)(g) 31% 75% 56% 46% 43% 44%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

91
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Science & Technology Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $22.83 $17.88 $18.72 $34.93 $27.71 $27.53
Investment Activities:
Net investment income (loss)(b) (0.25) (0.21) (0.12) (0.24) (0.35) (0.23)
Net realized and unrealized gains (losses) 2.59 5.16 (0.72) (11.36) 9.48 6.96
Total from Investment Activities 2.34 4.95 (0.84) (11.60) 9.13 6.73
Distributions to Shareholders from:
Net realized gains — — — (4.61) (1.91) (6.55)
Total Distributions — — — (4.61) (1.91) (6.55)
Net Asset Value, End of Period $25.17 $22.83 $17.88 $18.72 $34.93 $27.71
Total Return(c)(d) 10.25% 27.68% (4.49)% (37.26)% 33.27% 30.47%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.28% 1.26%(g) 1.24% 1.24% 1.30% 1.33%
Net Investment Income (Loss)(e) (0.96)% (1.00)% (0.90)% (0.93)% (1.07)% (0.94)%
Gross Expenses(e)(f) 1.28% 1.26% 1.25% 1.24% 1.30% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $44,248 $48,790 $46,211 $56,350 $109,245 $93,813
Portfolio Turnover(c)(h) 31% 75% 56% 46% 43% 44%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $12.94 $11.58 $12.63 $21.25 $14.88 $16.74
Investment Activities:
Net investment income (loss)(b) 0.02 0.03 0.03 (0.01) (0.01) 0.05
Net realized and unrealized gains (losses) (0.55) 1.35 (0.38) (2.14) 7.95 (0.28)
Total from Investment Activities (0.53) 1.38 (0.35) (2.15) 7.94 (0.23)
Distributions to Shareholders from:
Net investment income (0.13) (0.02) — — (0.14) (0.03)
Net realized gains (0.66) — (0.70) (6.47) (1.43) (1.60)
Total Distributions (0.79) (0.02) (0.70) (6.47) (1.57) (1.63)
Net Asset Value, End of Period $11.62 $12.94 $11.58 $12.63 $21.25 $14.88
Total Return(c)(d) (5.05)% 11.95% (2.83)% (13.71)% 55.25% (2.21)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.01% 1.02% 1.06% 1.08% 1.10% 1.10%
Net Investment Income (Loss)(e) 0.22% 0.28% 0.28% (0.09)% (0.04)% 0.33%
Gross Expenses(e)(f) 1.01% 1.02% 1.06% 1.08% 1.10% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $463,935 $557,429 $561,071 $623,725 $818,576 $595,019
Portfolio Turnover(c)(g) 70% 62% 55% 77% 85% 71%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

93
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $13.22 $11.83 $12.88 $21.53 $15.06 $16.91
Investment Activities:
Net investment income (loss)(b) 0.04 0.05 0.04 (0.01) —(c) 0.07
Net realized and unrealized gains (losses) (0.56) 1.38 (0.39) (2.17) 8.04 (0.28)
Total from Investment Activities (0.52) 1.43 (0.35) (2.18) 8.04 (0.21)
Distributions to Shareholders from:
Net investment income (0.14) (0.04) — — (0.14) (0.04)
Net realized gains (0.66) — (0.70) (6.47) (1.43) (1.60)
Total Distributions (0.80) (0.04) (0.70) (6.47) (1.57) (1.64)
Net Asset Value, End of Period $11.90 $13.22 $11.83 $12.88 $21.53 $15.06
Total Return(d)(e) (4.88)% 12.05% (2.85)% (13.60)% 55.30% (2.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.93% 0.93% 0.96% 1.03% 1.04% 0.98%
Net Investment Income (Loss)(f) 0.30% 0.38% 0.38% (0.06)% 0.02% 0.45%
Gross Expenses(f)(g) 0.95% 0.95% 0.99% 1.04% 1.05% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $256,181 $296,943 $360,589 $351,835 $644,802 $557,173
Portfolio Turnover(d)(h) 70% 62% 55% 77% 85% 71%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Value Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $19.51 $16.77 $17.79 $18.65 $13.57 $19.32
Investment Activities:
Net investment income (loss)(b) 0.25 0.24 0.18 0.23 0.21 0.26
Net realized and unrealized gains (losses) 1.13 2.72 0.12 0.03 5.12 (1.39)
Total from Investment Activities 1.38 2.96 0.30 0.26 5.33 (1.13)
Distributions to Shareholders from:
Net investment income (0.27) (0.22) (0.20) (0.24) (0.19) (0.21)
Net realized gains (2.34) — (1.12) (0.88) (0.06) (4.41)
Total Distributions (2.61) (0.22) (1.32) (1.12) (0.25) (4.62)
Net Asset Value, End of Period $18.28 $19.51 $16.77 $17.79 $18.65 $13.57
Total Return(c)(d) 6.58% 17.78% 1.81% 1.23% 39.66% (9.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.94% 0.91% 0.91% 0.92% 0.96%
Net Investment Income (Loss)(e) 1.26% 1.36% 1.41% 1.28% 1.29% 1.69%
Gross Expenses(e)(f) 0.95% 0.94% 0.91% 0.91% 0.92% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $744,091 $771,747 $729,941 $767,351 $833,149 $711,182
Portfolio Turnover(c)(g) 50% 42% 43% 69% 55% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

95
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Value Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $19.53 $16.78 $17.80 $18.67 $13.58 $19.33
Investment Activities:
Net investment income (loss)(b) 0.26 0.25 0.18 0.24 0.22 0.27
Net realized and unrealized gains (losses) 1.13 2.73 0.12 0.03 5.13 (1.39)
Total from Investment Activities 1.39 2.98 0.30 0.27 5.35 (1.12)
Distributions to Shareholders from:
Net investment income (0.28) (0.23) (0.20) (0.26) (0.20) (0.22)
Net realized gains (2.34) — (1.12) (0.88) (0.06) (4.41)
Total Distributions (2.62) (0.23) (1.32) (1.14) (0.26) (4.63)
Net Asset Value, End of Period $18.30 $19.53 $16.78 $17.80 $18.67 $13.58
Total Return(c)(d) 6.60% 17.90% 1.81% 1.28% 39.83% (9.40)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.89% 0.86% 0.86% 0.84% 0.88%
Net Investment Income (Loss)(e) 1.30% 1.41% 1.46% 1.33% 1.36% 1.75%
Gross Expenses(e)(f) 0.91% 0.90% 0.87% 0.86% 0.85% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $489,787 $479,380 $436,604 $352,564 $273,446 $215,830
Portfolio Turnover(c)(g) 50% 42% 43% 69% 55% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2025
Victory Portfolios III
96
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following nine funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class A was liquidated.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares
Victory Growth & Income Fund* Growth & Income Fund Fund Shares and Institutional Shares
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares
Victory Value Fund* Value Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
97
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 2,173,468 $ — $ — $ 2,173,468
Total ....................................................... $ 2,173,468 $ — $ — $ 2,173,468
Capital Growth Fund
Common Stocks ............................................... 566,376 335,940 —(a) 902,316
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 683 — — 683
Collateral for Securities Loaned ................................... 2,945 — — 2,945
Total ....................................................... $ 570,004 $ 335,940 $ —(a) $ 905,944
Global Managed Volatility Fund
Common Stocks ............................................... 305,624 134,979 —(a) 440,603
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 2,360 — — 2,360
Total ....................................................... $ 307,984 $ 134,979 $ —(a) $ 442,963
Growth & Income Fund
Common Stocks ............................................... 1,875,022 — — 1,875,022
Total ....................................................... $ 1,875,022 $ — $ — $ 1,875,022
Growth Fund
Common Stocks ............................................... 2,215,843 — — 2,215,843
Total ....................................................... $ 2,215,843 $ — $ — $ 2,215,843
Income Stock Fund
Common Stocks ............................................... 2,384,878 — — 2,384,878
Total ....................................................... $ 2,384,878 $ — $ — $ 2,384,878
Science & Technology Fund
Common Stocks ............................................... 1,067,623 11,946 — 1,079,569
Rights ...................................................... — —(a) —(b) —(b)
Warrants .................................................... — 243 —(b) 243
Exchange-Traded Funds ......................................... 4,867 — — 4,867
Collateral for Securities Loaned ................................... 15,744 — — 15,744
Total ....................................................... $ 1,088,234 $ 12,189 $ —(b) $ 1,100,423

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
98
As of April 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of April 30, 2025, the Funds had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Small Cap Stock Fund
Common Stocks ............................................... $ 708,096 $ — $ — $ 708,096
Rights ...................................................... — — 1 1
Exchange-Traded Funds ......................................... 1,175 — — 1,175
Collateral for Securities Loaned ................................... 17,311 — — 17,311
Total ....................................................... $ 726,582 $ — $ 1 $ 726,583
Value Fund
Common Stocks ............................................... 1,204,434 — — 1,204,434
Total ....................................................... $ 1,204,434 $ — $ — $ 1,204,434
(a) Zero market value securities.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
99
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2025 (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Capital Growth Fund .............................................. $ 4,454 $ 1,856 $ 2,945
Global Managed Volatility Fund ...................................... 2,532 285 2,360
Science & Technology Fund ......................................... 12,295 — 15,744
Small Cap Stock Fund ............................................. 16,925 — 17,311

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
100
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2025, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 679,837 $ 833,076
Capital Growth Fund ....................................................................... 529,588 584,225
Global Managed Volatility Fund ............................................................... 182,869 291,834
Growth & Income Fund ..................................................................... 1,208,480 1,343,365
Growth Fund ............................................................................. 541,261 997,830
Income Stock Fund ........................................................................ 1,990,510 2,293,859
Science & Technology Fund .................................................................. 372,032 532,664
Small Cap Stock Fund ...................................................................... 594,332 699,847
Value Fund .............................................................................. 642,550 744,113

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
101
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*  Rounds to 0.00%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Global Managed Volatility Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Growth Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Income Stock Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Small Cap Stock Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
102
Amounts incurred and paid to VCM for the year ended April 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
For the Funds below, the performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance per the table below.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of each Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2025, performance adjustments were (amounts in thousands):
Adviser Fee Tier Rates
Up to $750 million Next $750 million Over $1.5 billion
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.33%
Flat Rate
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Comparative Index
Aggressive Growth Fund ............................................... Lipper Large-Cap Growth Funds
Capital Growth Fund .................................................. Lipper Global Funds
Growth & Income Fund ................................................ Lipper Multi-Cap Core Funds
Growth Fund ........................................................ Lipper Large-Cap Growth Funds
Income Stock Fund ................................................... Lipper Equity Income Funds
Science & Technology Fund ............................................. Lipper Science & Technology Funds
Small Cap Stock Fund ................................................. Lipper Small-Cap Core Funds
Value Fund ......................................................... Lipper Multi-Cap Value Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
103
Amounts incurred and paid to VCM for the year ended April 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
For the Funds below, the performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance per the table below.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of each Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2025, performance adjustments were (amounts in thousands):
Adviser Fee Tier Rates
Up to $750 million Next $750 million Over $1.5 billion
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.33%
Flat Rate
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Comparative Index
Aggressive Growth Fund ............................................... Lipper Large-Cap Growth Funds
Capital Growth Fund .................................................. Lipper Global Funds
Growth & Income Fund ................................................ Lipper Multi-Cap Core Funds
Growth Fund ........................................................ Lipper Large-Cap Growth Funds
Income Stock Fund ................................................... Lipper Equity Income Funds
Science & Technology Fund ............................................. Lipper Science & Technology Funds
Small Cap Stock Fund ................................................. Lipper Small-Cap Core Funds
Value Fund ......................................................... Lipper Multi-Cap Value Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Growth Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Science & Technology Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Small Cap Stock Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ........................................................... $ 121 1 N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Capital Growth Fund .............................................................. $ 331 1 N/A
as annual % rate ................................................................ 0.04% 0.03% N/A
Growth & Income Fund ............................................................ $ 587 5 N/A
as annual % rate ................................................................ 0.03% 0.09% N/A
Growth Fund .................................................................... $ 360 113 N/A
as annual % rate ................................................................ 0.02% 0.03% N/A
Income Stock Fund ............................................................... $ 560 303 N/A
as annual % rate ................................................................ 0.03% 0.04% N/A
Science & Technology Fund ......................................................... $ (573) N/A (29)
as annual % rate ................................................................ (0.05)% N/A (0.06)%
Small Cap Stock Fund ............................................................. $ (247) (143) N/A
as annual % rate ................................................................ (0.04)% (0.05)% N/A
Value Fund ..................................................................... $ 280 157 N/A
as annual % rate ................................................................ 0.04% 0.03% N/A
Annual Charge
Fund Shares Institutional Shares Class A
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.05% N/A
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.15%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
104
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees for are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. For Funds with Fund Shares and Institutional Shares the
Distributor receives no fee or other compensation for these services. Pursuant to the Distribution and Service Plans adopted in accordance with
Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended April 30, 2025, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of April 30, 2025, the expense limits (excluding voluntary waivers) are as follows:
Institutional
Shares Class A
Aggressive Growth Fund ......................................................................... 0.10% N/A
Capital Growth Fund ............................................................................ 0.10% N/A
Global Managed Volatility Fund .................................................................... 0.05% N/A
Growth & Income Fund .......................................................................... 0.10% N/A
Growth Fund .................................................................................. 0.10% N/A
Income Stock Fund ............................................................................. 0.10% N/A
Science & Technology Fund ....................................................................... N/A 0.10%
Small Cap Stock Fund ........................................................................... 0.10% N/A
Value Fund ................................................................................... 0.10% N/A
Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
In effect until August 31, 2025
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ............................................................. 0.75% 0.70% N/A
Capital Growth Fund ................................................................ 1.12% 1.10% N/A
Global Managed Volatility Fund ........................................................ 0.90% 0.70% N/A
Growth & Income Fund .............................................................. 0.88% 0.84% N/A
Growth Fund ...................................................................... 0.92% 0.88% N/A
Income Stock Fund ................................................................. 0.76% 0.72% N/A
Science & Technology Fund ........................................................... 1.06% N/A 1.34%
Small Cap Stock Fund ............................................................... 1.10% 0.98% N/A
Value Fund ....................................................................... 0.96% 0.88% N/A

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
105
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended April 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of April 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer's bankruptcy.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk —  The Value Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Amount
Growth Fund ........................................................................................ $ 5

Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Aggressive Growth Fund ................................... $ 5 $ 17 $ 14 $ 16 $ 52
Capital Growth Fund ...................................... 3 10 13 16 42
Global Managed Volatility Fund .............................. 280 ** 175 391 445 1,291
Growth & Income Fund .................................... 6 14 13 20 53
Growth Fund ............................................ — 25 19 16 60
Income Stock Fund ....................................... 15 73 50 27 165
Small Cap Stock Fund ..................................... 9 86 72 48 215
Value Fund ............................................. — 23 29 8 60

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
106
Sector Risk —  A mutual funds portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Funds' investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Funds' portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
Financial Sector Risk —  For the Income Stock Fund, investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.
Science and Technology Investment Risk —  For the Science and Technology Fund, investments in science and technology companies
(including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment.
Many science and technology companies are small or mid-sized companies and may be newly organized.
Large-Capitalization Stock Risk — The securities of large-sized companies held in the Aggressive Growth Fund may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies held in the Small Cap Stock Fund are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds
Complex”), may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective
June 24, 2025, with a termination date of June 22, 2026, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds.
Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended April 30, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any
Amount
Outstanding at
April 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Capital Growth Fund ...................................... $ — $ 900 5.54% $ 900
Growth & Income Fund .................................... — 8,500 5.50% 8,500
Growth Fund ............................................ — 10,400 5.50% 10,400
Income Stock Fund ....................................... — 30,550 5.50% 35,700
Science & Technology Fund ................................. — 1,700 6.71% 1,700

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
107
other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
April 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth & Income Fund ........................... Borrower $ — $ 1,110 5.49% $ 2,082
Growth Fund ................................... Borrower — 10,373 5.41% 24,356
Science & Technology Fund ........................ Borrower — 998 5.85% 998
Small Cap Stock Fund ............................ Borrower — 986 4.86% 986
Value Fund .................................... Borrower — 1,403 5.50% 1,851
Declared Paid
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
Aggressive Growth Fund ..................................................................... $ 1,686 $ (1,686)
Capital Growth Fund ........................................................................ (2,775) 2,775
Global Managed Volatility Fund ................................................................ (3,219) 3,219
Growth & Income Fund ...................................................................... (5,302) 5,302
Growth Fund .............................................................................. (15,982) 15,982
Income Stock Fund ......................................................................... (15,252) 15,252
Science & Technology Fund ................................................................... 7,441 (7,441)
Small Cap Stock Fund ....................................................................... (2,495) 2,495
Value Fund ............................................................................... (4,420) 4,420

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
108
As of April 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, REIT adjustments, non-REIT return of capital adjustments, passive foreign investment company adjustments, and partner-
ship basis adjustments.
During the tax year ended April 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
As of April 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Aggressive Growth Fund .................................................... $ — $ 120,024 $ 120,024
Capital Growth Fund ....................................................... 31,254 75,788 107,042
Global Managed Volatility Fund ............................................... 8,034 8,151 16,185
Growth & Income Fund ..................................................... 50,610 299,972 350,582
Growth Fund ............................................................. 28,930 222,551 251,481
Income Stock Fund ........................................................ 136,833 279,786 416,619
Small Cap Stock Fund ...................................................... 13,818 34,618 48,436
Value Fund .............................................................. 37,355 124,008 161,363
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Capital Growth Fund ....................................................... $ 9,149 $ — $ 9,149
Global Managed Volatility Fund ............................................... 8,881 — 8,881
Growth & Income Fund ..................................................... 17,138 — 17,138
Growth Fund ............................................................. — 142,508 142,508
Income Stock Fund ........................................................ 69,398 75,114 144,512
Small Cap Stock Fund ...................................................... 2,173 — 2,173
Value Fund .............................................................. 15,129 — 15,129
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Aggressive Growth Fund ...... $ — $ 39,805 $ 39,805 $ — $ (2,267) $ 1,206,469 $ 1,244,007
Capital Growth Fund ......... 7,541 38,363 45,904 71 — 188,807 234,782
Global Managed Volatility Fund . 1,567 27,246 28,813 (115) — 96,799 125,497
Growth & Income Fund ....... 22,227 46,602 68,829 — — 440,238 509,067
Growth Fund ............... — 173,330 173,330 — (2,925) 1,326,691 1,497,096
Income Stock Fund .......... 39,868 101,435 141,303 — — 250,664 391,967
Science & Technology Fund .... — 26,902 26,902 2 (3,097) 434,572 458,379
Small Cap Stock Fund ........ — 24,014 24,014 — (13,045) 16,449 27,418
Value Fund ................ 13,468 81,658 95,126 — — 125,957 221,083
Amount
Global Managed Volatility Fund .......................................................................... $ (13,182)
Science & Technology Fund ............................................................................. (76,445)

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
109
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Aggressive Growth Fund .............................. $ 966,999 $ 1,234,975 $ (28,506) $ 1,206,469
Capital Growth Fund ................................. 717,137 229,812 (41,005) 188,807
Global Managed Volatility Fund ......................... 346,164 119,512 (22,713) 96,799
Growth & Income Fund ............................... 1,434,784 514,621 (74,383) 440,238
Growth Fund ....................................... 889,152 1,408,804 (82,113) 1,326,691
Income Stock Fund .................................. 2,134,214 358,564 (107,900) 250,664
Science & Technology Fund ............................ 665,851 495,310 (60,738) 434,572
Small Cap Stock Fund ................................ 710,134 115,327 (98,878) 16,449
Value Fund ........................................ 1,078,477 201,174 (75,217) 125,957

110
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Aggressive
Growth Fund, Victory Capital Growth Fund, Victory Global Managed Volatility Fund, Victory Growth & Income Fund, Victory Growth Fund,
Victory Income Stock Fund, Victory Science & Technology Fund, Victory Small Cap Stock Fund, and Victory Value Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose reports dated June 27, 2024, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

Supplemental Information
April 30, 2025
Victory Portfolios III
111
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Capital Growth Fund ................................................................................ 46%
Global Managed Volatility Fund ........................................................................ 61%
Growth & Income Fund .............................................................................. 68%
Growth Fund ...................................................................................... 32%
Income Stock Fund ................................................................................. 53%
Small Cap Stock Fund ............................................................................... 87%
Value Fund ....................................................................................... 62%
Amount
Capital Growth Fund ................................................................................ 12,969
Global Managed Volatility Fund ........................................................................ 10
Growth & Income Fund .............................................................................. 32,401
Growth Fund ...................................................................................... 28,930
Income Stock Fund ................................................................................. 87,505
Small Cap Stock Fund ............................................................................... 7,180
Value Fund ....................................................................................... 19,524
Amount
Aggressive Growth Fund ............................................................................. $ 122,924
Capital Growth Fund ................................................................................ 78,122
Global Managed Volatility Fund ........................................................................ 11,361
Growth & Income Fund .............................................................................. 304,269
Growth Fund ...................................................................................... 238,533
Income Stock Fund ................................................................................. 290,579
Small Cap Stock Fund ............................................................................... 37,113
Value Fund ....................................................................................... 127,648

Victory Portfolios III
112
(Unaudited)
Supplemental Information — continued
April 30, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Aggressive Growth Fund
Victory Capital Growth Fund
Victory Global Managed Volatility Fund
Victory Growth Fund
Victory Growth & Income Fund
Victory Income Stock Fund
Victory Science & Technology Fund
Victory Small Cap Stock Fund
Victory Value Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreements between: (i) the Adviser and
Loomis, Sayles & Company, LP (the “Loomis, Sayles”) with respect to the Victory Growth Fund, (ii) the Adviser and Granahan Investment
Management, Inc. (“Granahan”) with respect to the Victory Small Cap Stock Fund, and (iii) the Adviser and Wellington Management
Company LLP (“Wellington,” and together with Loomis, Sayles and Granahan, the “Subadvisers”) with respect to the Victory Science &
Technology Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement and Subadvisory Agreements were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and
Subadvisory Agreements at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreements and the Adviser and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii)
information about the Adviser’s and the Subadvisers’ operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Funds. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the
Funds in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadvisers in providing services to the applicable Funds.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser and the Subadvisers. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadvisers is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser and
Subadvisers in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board took into account that the Adviser’s investment management services include the regular and ongoing oversight of the Subadvisers and the sub-advised portion of the applicable Funds. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
113
(Unaudited)
year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadvisers and the Adviser’s timeliness in responding to performance issues. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Aggressive Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Capital Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board took into account management’s discussion of the Fund’s expenses. The
Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Global Managed Volatility Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses, including underlying fund expenses and after any reimbursements, were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Growth Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares, which includes advisory and administrative services and the effects of any performance adjustment, was above the medians of its expense group and its expense universe.
The data indicated that the Fund’s total expenses were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
114
(Unaudited)
services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Growth & Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was equal to the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Income Stock Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Science & Technology Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses were above the medians of its expense group and its expense universe. The
Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The
Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Small Cap Stock Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the
Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Value Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Aggressive Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one- and three-year periods ended June 30, 2024, was below the average of its performance universe for the five- and ten-year periods ended June 30,
2024, was above its Lipper index for the one-year period ended June 30, 2024, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2024.

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
115
(Unaudited)
Victory Capital Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
Victory Global Managed Volatility Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
Victory Growth Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Growth & Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2024, was above its Lipper index for the one- and three-year periods ended June 30, 2024, and was below its Lipper index for the five- and ten-year periods ended June 30, 2024.
Victory Income Stock Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2024, was above its Lipper index for the one- and three-year periods ended June 30, 2024, was below its Lipper index for the five-year period ended June 30, 2024, and was equal to its Lipper index for the ten-year period ended June
30, 2024.
Victory Science & Technology Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance.
Victory Small Cap Stock Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-, three-
and five-year periods ended June 30, 2024, was above the average of its performance universe for the ten-year period ended June 30, 2024, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain time periods.
Victory Value Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the
Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds.
The Trustees also noted that, where applicable, the Adviser pays the Funds’ subadvisory fees. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
116
(Unaudited)
Economies of Scale – The Board noted that the Victory Aggressive Growth Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies were currently reflected in the advisory fee. With respect to the other Funds, the Board considered whether there should be changes in the management fee rate or structure in order to enable such Funds to participate in any economies of scale.
The Board took into account management’s discussion of the current advisory fee structure. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board considered the fact that the Adviser also pays the applicable Funds’ subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable;
(iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the
Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of each Fund and its shareholders.
SUBADVISORY AGREEMENTS
In approving the Subadvisory Agreements with respect to applicable Funds, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Funds by the Subadvisers, including the personnel providing services; (ii) the Subadvisers’
compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreements. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving the Subadvisory Agreements, the Trustees did not identify any single factor as controlling, and each
Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds and the Subadvisers level of staffing. The
Trustees considered, based on the materials provided to them by the Subadvisers, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadvisers’ brokerage practices. The Board also considered the Subadvisers’ regulatory and compliance history. The Board also took into account the Subadvisers’ risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadvisers include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadvisers.
Subadviser Compensation – The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the applicable Fund, the Trustees noted
that the fees under the applicable Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadvisers from their relationship with the Funds was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreements. For similar reasons, the Board concluded that the potential for economies of scale in the Subadvisers’
management of the Funds was not a material factor in considering the Subadvisory Agreements.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the applicable Funds with the fees that the
Subadvisers charge to comparable clients, as applicable. The Board considered that the Funds pay a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadvisers. As noted above, the Board considered each Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2024, as compared to each Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about each Fund’s performance results. The Board also considered the performance of each Subadviser. The
Board noted the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the
Subadvisers. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding each Subadvisory Agreement: (i) each Subadviser is qualified to manage the applicable Fund’s assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
117
(Unaudited)
program; (iii) the overall performance of each applicable Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; and (iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadvisers. Based on its conclusions, the Board determined that approval of the Subadvisory Agreements with respect to the applicable Funds would be in the best interests of the Funds and their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-Equity-0625

April 30, 2025
Annual: Full Financials
Victory 500 Index Fund
Victory Extended Market Index Fund
Victory NASDAQ-100 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Victory 500 Index Fund
2
Victory Extended Market Index Fund
12
Victory Nasdaq-100 Index Fund
53
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
56
Statements of Operations
58
Statements of Changes in Net Assets
59
Financial Highlights
62
Notes to Financial Statements (Form N-CSR Item 7) 70
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 80
Supplemental Information (Unaudited)
Additional Federal Tax Information
81
Advisory Contract Approval (Form N-CSR Item 11)
82

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory 500 Index Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (9.5%):
Alphabet, Inc. , Class A ................................................... 1,455,120 $ 231,073
Alphabet, Inc. , Class C ................................................... 1,277,054 205,465
AT&T, Inc. ........................................................... 1,791,564 49,626
Charter Communications, Inc. , Class A (a) ..................................... 23,908 9,369
Comcast Corp. , Class A .................................................. 935,272 31,986
Electronic Arts, Inc. ..................................................... 58,421 8,476
Fox Corp. , Class A ...................................................... 52,714 2,625
Fox Corp. , Class B ...................................................... 31,558 1,459
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 4,777 385
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 53,803 4,771
Live Nation Entertainment, Inc. (a) ........................................... 38,151 5,053
Meta Platforms, Inc. , Class A .............................................. 546,974 300,289
Netflix, Inc. (a) ......................................................... 106,234 120,227
Omnicom Group, Inc. .................................................... 47,756 3,637
Pinterest, Inc. , Class A (a) ................................................. 143,923 3,644
ROBLOX Corp. , Class A (a) ............................................... 137,490 9,219
Snap, Inc. , Class A (a) .................................................... 265,128 2,111
Spotify Technology SA (a) ................................................. 38,028 23,349
Take-Two Interactive Software, Inc. (a) ........................................ 40,375 9,420
The Trade Desk, Inc. , Class A (a) ............................................ 111,285 5,968
The Walt Disney Co. .................................................... 451,413 41,056
T-Mobile US, Inc. ...................................................... 115,705 28,573
Verizon Communications, Inc. .............................................. 1,051,792 46,342
Warner Bros Discovery, Inc. (a) ............................................. 548,003 4,751
1,148,874
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 258,105 21,234
Cisco Systems, Inc. ..................................................... 992,335 57,288
Motorola Solutions, Inc. .................................................. 41,436 18,248
96,770
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 103,571 12,627
Amazon.com, Inc. (a) .................................................... 2,371,041 437,267
AutoZone, Inc. (a) ....................................................... 4,167 15,679
Best Buy Co., Inc. ...................................................... 48,174 3,213
Booking Holdings, Inc. ................................................... 8,179 41,707
Burlington Stores, Inc. (a) ................................................. 15,519 3,492
Carnival Corp. (a) ....................................................... 265,572 4,871
Carvana Co. (a) ......................................................... 30,021 7,336
Chipotle Mexican Grill, Inc. (a) ............................................. 335,267 16,938
D.R. Horton, Inc. ....................................................... 69,089 8,729
Darden Restaurants, Inc. .................................................. 28,871 5,793
Deckers Outdoor Corp. (a) ................................................. 37,122 4,114
Domino's Pizza, Inc. ..................................................... 8,395 4,117
DoorDash, Inc. , Class A (a) ................................................ 83,128 16,034
DraftKings, Inc. (a) ...................................................... 115,805 3,855
eBay, Inc. ............................................................ 115,222 7,853
Expedia Group, Inc. ..................................................... 30,168 4,734
Ford Motor Co. ........................................................ 964,602 9,656
Garmin Ltd. ........................................................... 38,480 7,191
General Motors Co. ..................................................... 247,061 11,177
Genuine Parts Co. ...................................................... 34,051 4,003
Hilton Worldwide Holdings, Inc. ............................................ 58,522 13,195
Las Vegas Sands Corp. ................................................... 91,189 3,344
Lennar Corp. , Class A .................................................... 56,727 6,161
Lennar Corp. , Class B ................................................... 1,885 195
Lowe's Cos., Inc. ....................................................... 140,901 31,500
Lululemon Athletica, Inc. (a) ............................................... 26,341 7,132
Marriott International, Inc. , Class A .......................................... 60,037 14,324
McDonald's Corp. ...................................................... 178,567 57,079

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NIKE, Inc. , Class B ..................................................... 289,514 $ 16,329
NVR, Inc. (a) .......................................................... 705 5,024
O'Reilly Automotive, Inc. (a) ............................................... 14,171 20,055
Pool Corp. ............................................................ 8,922 2,615
PulteGroup, Inc. ........................................................ 49,623 5,090
Ross Stores, Inc. ....................................................... 80,345 11,168
Royal Caribbean Cruises Ltd. .............................................. 60,896 13,087
Starbucks Corp. ........................................................ 282,985 22,653
Tesla, Inc. (a) .......................................................... 701,071 197,814
The Home Depot, Inc. ................................................... 248,309 89,513
The TJX Cos., Inc. ...................................................... 280,515 36,097
Tractor Supply Co. ...................................................... 131,365 6,650
Ulta Beauty, Inc. (a) ..................................................... 11,393 4,507
Williams-Sonoma, Inc. ................................................... 29,191 4,509
Yum! Brands, Inc. ...................................................... 69,299 10,425
1,208,852
Consumer Staples (6.0%):
Altria Group, Inc. ....................................................... 421,428 24,927
Archer-Daniels-Midland Co. ............................................... 117,720 5,621
Brown-Forman Corp. , Class A .............................................. 9,084 314
Brown-Forman Corp. , Class B ............................................. 70,566 2,459
Church & Dwight Co., Inc. ................................................ 60,867 6,047
Colgate-Palmolive Co. ................................................... 202,120 18,633
Constellation Brands, Inc. , Class A .......................................... 34,388 6,449
Costco Wholesale Corp. .................................................. 110,785 110,176
Dollar General Corp. .................................................... 54,195 5,078
Dollar Tree, Inc. (a) ...................................................... 52,884 4,324
General Mills, Inc. ...................................................... 136,392 7,739
Hormel Foods Corp. ..................................................... 70,795 2,117
Kellanova ............................................................ 72,893 6,033
Kenvue, Inc. .......................................................... 475,185 11,214
Keurig Dr. Pepper, Inc. ................................................... 300,155 10,382
Kimberly-Clark Corp. .................................................... 82,411 10,860
McCormick & Co., Inc. .................................................. 65,402 5,014
Mondelez International, Inc. , Class A ......................................... 322,200 21,952
Monster Beverage Corp. (a) ................................................ 171,946 10,337
PepsiCo, Inc. .......................................................... 341,690 46,326
Philip Morris International, Inc. ............................................. 388,073 66,500
Sysco Corp. ........................................................... 121,243 8,657
Target Corp. .......................................................... 113,723 10,997
The Campbell's Company ................................................. 47,504 1,732
The Clorox Co. ........................................................ 30,287 4,310
The Coca-Cola Co. ...................................................... 1,067,312 77,433
The Estee Lauder Cos., Inc. ............................................... 57,097 3,424
The Hershey Co. ....................................................... 36,435 6,092
The Kraft Heinz Co. ..................................................... 295,757 8,607
The Kroger Co. ........................................................ 178,733 12,906
The Procter & Gamble Co. ................................................ 586,177 95,295
Tyson Foods, Inc. , Class A ................................................ 68,711 4,208
Walmart, Inc. .......................................................... 1,090,672 106,068
722,231
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 300,380 23,114
CDW Corp. ........................................................... 32,616 5,237
Corning, Inc. .......................................................... 193,549 8,590
Jabil, Inc. ............................................................ 26,123 3,829
Keysight Technologies, Inc. (a) ............................................. 42,481 6,177
TE Connectivity PLC .................................................... 74,076 10,843
Teledyne Technologies, Inc. (a) ............................................. 11,454 5,338
Trimble, Inc. (a) ........................................................ 60,183 3,740
Zebra Technologies Corp. (a) ............................................... 12,474 3,122
69,990

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Energy (3.2%):
Baker Hughes Co. ...................................................... 245,735 $ 8,699
Cheniere Energy, Inc. .................................................... 55,130 12,741
Chevron Corp. ......................................................... 440,031 59,871
ConocoPhillips Co. ..................................................... 317,403 28,287
Coterra Energy, Inc. ..................................................... 185,026 4,544
Devon Energy Corp. ..................................................... 151,849 4,618
Diamondback Energy, Inc. ................................................ 45,976 6,069
EOG Resources, Inc. .................................................... 137,698 15,192
EQT Corp. ............................................................ 147,064 7,271
Expand Energy Corp. .................................................... 51,124 5,312
Exxon Mobil Corp. ..................................................... 1,083,487 114,449
Halliburton Co. ........................................................ 213,114 4,224
Hess Corp. ............................................................ 71,126 9,179
Kinder Morgan, Inc. ..................................................... 482,754 12,696
Marathon Petroleum Corp. ................................................ 77,249 10,615
Occidental Petroleum Corp. ............................................... 232,390 9,158
ONEOK, Inc. .......................................................... 155,140 12,746
Phillips 66 Co. ......................................................... 101,094 10,520
Schlumberger NV ...................................................... 337,747 11,230
Targa Resources Corp. ................................................... 53,270 9,104
Texas Pacific Land Corp. ................................................. 5,686 7,329
The Williams Cos., Inc. .................................................. 302,551 17,720
Valero Energy Corp. ..................................................... 77,811 9,033
390,607
Financials (14.7%):
Affirm Holdings, Inc. (a) .................................................. 64,857 3,227
Aflac, Inc. ............................................................ 122,037 13,263
American Express Co. ................................................... 175,315 46,706
American International Group, Inc. .......................................... 147,128 11,994
Ameriprise Financial, Inc. ................................................. 24,888 11,723
Aon PLC , Class A ...................................................... 52,159 18,506
Apollo Global Management, Inc. ............................................ 100,032 13,652
Arch Capital Group Ltd. .................................................. 90,023 8,163
Ares Management Corp. , Class A ........................................... 47,491 7,244
Arthur J. Gallagher & Co. ................................................. 62,866 20,161
Bank of America Corp. ................................................... 1,898,021 75,693
Berkshire Hathaway, Inc. , Class A (a) ......................................... 83 66,445
Berkshire Hathaway, Inc. , Class B (a) ......................................... 333,476 177,826
Blackrock, Inc. ........................................................ 35,976 32,891
Blackstone, Inc. ........................................................ 180,281 23,745
Block, Inc. (a) .......................................................... 135,104 7,900
Brown & Brown, Inc. .................................................... 58,736 6,496
Capital One Financial Corp. ............................................... 93,766 16,902
Cboe Global Markets, Inc. ................................................ 25,784 5,719
Chubb Ltd. ........................................................... 99,450 28,451
Cincinnati Financial Corp. ................................................ 37,995 5,289
Citigroup, Inc. ......................................................... 469,175 32,082
Citizens Financial Group, Inc. .............................................. 106,589 3,932
CME Group, Inc. ....................................................... 89,667 24,845
Coinbase Global, Inc. , Class A (a) ........................................... 49,648 10,073
Corebridge Financial, Inc. ................................................. 88,795 2,631
Discover Financial Services ............................................... 62,193 11,361
Erie Indemnity Co. , Class A ............................................... 6,135 2,200
Everest Group Ltd. ...................................................... 7,985 2,865
FactSet Research Systems, Inc. ............................................. 9,341 4,037
Fidelity National Information Services, Inc. .................................... 131,521 10,374
Fifth Third Bancorp ..................................................... 164,405 5,909
First Citizens Bancshares, Inc. , Class A ....................................... 2,318 4,124
Fiserv, Inc. (a) .......................................................... 139,086 25,671
Global Payments, Inc. .................................................... 60,651 4,628
Huntington Bancshares, Inc. ............................................... 356,505 5,180
Interactive Brokers Group, Inc. ............................................. 25,879 4,447

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Intercontinental Exchange, Inc. ............................................. 142,318 $ 23,905
JPMorgan Chase & Co. .................................................. 697,040 170,510
KeyCorp ............................................................. 270,826 4,019
KKR & Co., Inc. ....................................................... 168,663 19,273
Loews Corp. .......................................................... 43,111 3,743
LPL Financial Holdings, Inc. ............................................... 18,323 5,860
M&T Bank Corp. ....................................................... 40,551 6,884
Markel Group, Inc. (a) .................................................... 3,096 5,630
Marsh & McLennan Cos., Inc. ............................................. 122,539 27,629
Mastercard, Inc. , Class A ................................................. 204,814 112,250
MetLife, Inc. .......................................................... 141,370 10,655
Moody's Corp. ......................................................... 44,820 20,309
Morgan Stanley ........................................................ 307,736 35,519
MSCI, Inc. ........................................................... 18,654 10,168
Nasdaq, Inc. .......................................................... 102,249 7,792
Northern Trust Corp. .................................................... 47,412 4,456
PayPal Holdings, Inc. (a) .................................................. 245,615 16,171
Principal Financial Group, Inc. ............................................. 55,157 4,090
Prudential Financial, Inc. ................................................. 87,762 9,014
Raymond James Financial, Inc. ............................................. 45,660 6,257
Regions Financial Corp. .................................................. 222,483 4,541
Robinhood Markets, Inc. , Class A (a) ......................................... 182,708 8,973
S&P Global, Inc. ....................................................... 76,820 38,414
SoFi Technologies, Inc. (a) ................................................. 262,376 3,282
State Street Corp. ....................................................... 70,920 6,248
Synchrony Financial ..................................................... 95,350 4,953
T. Rowe Price Group, Inc. ................................................. 53,693 4,755
The Allstate Corp. ...................................................... 65,633 13,021
The Bank of New York Mellon Corp. ......................................... 178,322 14,339
The Carlyle Group, Inc. .................................................. 62,111 2,400
The Charles Schwab Corp. ................................................ 426,564 34,722
The Goldman Sachs Group, Inc. ............................................ 77,583 42,481
The Hartford Insurance Group, Inc. .......................................... 70,592 8,660
The PNC Financial Services Group, Inc. ...................................... 98,222 15,783
The Progressive Corp. ................................................... 146,084 41,158
The Travelers Cos., Inc. .................................................. 56,229 14,852
Toast, Inc. , Class A (a) .................................................... 109,019 3,879
Truist Financial Corp. .................................................... 324,301 12,434
U.S. Bancorp .......................................................... 387,293 15,623
Visa, Inc. , Class A ...................................................... 430,052 148,583
W.R. Berkley Corp. ..................................................... 71,471 5,124
Wells Fargo & Co. ...................................................... 820,689 58,277
Willis Towers Watson PLC ................................................ 24,628 7,581
1,770,572
Health Care (10.8%):
Abbott Laboratories ..................................................... 430,702 56,314
AbbVie, Inc. .......................................................... 440,967 86,033
Agilent Technologies, Inc. ................................................. 70,444 7,580
Align Technology, Inc. (a) ................................................. 16,833 2,917
Alnylam Pharmaceuticals, Inc. (a) ........................................... 30,698 8,081
Amgen, Inc. ........................................................... 133,990 38,980
Avantor, Inc. (a) ........................................................ 161,795 2,102
Baxter International, Inc. ................................................. 124,759 3,889
Becton Dickinson & Co. .................................................. 71,414 14,789
Biogen, Inc. (a) ......................................................... 35,896 4,346
Boston Scientific Corp. (a) ................................................. 366,966 37,750
Bristol-Myers Squibb Co. ................................................. 506,350 25,419
Cardinal Health, Inc. .................................................... 59,802 8,449
Cencora, Inc. .......................................................... 44,978 13,164
Centene Corp. (a) ....................................................... 121,800 7,290
CVS Health Corp. ...................................................... 314,241 20,963
Danaher Corp. ......................................................... 161,821 32,256
Dexcom, Inc. (a) ........................................................ 95,480 6,815

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Edwards Lifesciences Corp. (a) ............................................. 143,364 $ 10,823
Elevance Health, Inc. .................................................... 56,658 23,829
Eli Lilly & Co. ......................................................... 212,616 191,131
GE HealthCare Technologies, Inc. ........................................... 113,127 7,956
Gilead Sciences, Inc. .................................................... 310,515 33,082
HCA Healthcare, Inc. .................................................... 43,492 15,008
Hologic, Inc. (a) ........................................................ 54,638 3,180
Humana, Inc. .......................................................... 29,922 7,847
IDEXX Laboratories, Inc. (a) ............................................... 19,980 8,644
Illumina, Inc. (a) ........................................................ 38,591 2,995
Incyte Corp. (a) ......................................................... 46,605 2,920
Insulet Corp. (a) ........................................................ 17,247 4,351
Intuitive Surgical, Inc. (a) ................................................. 88,574 45,686
IQVIA Holdings, Inc. (a) .................................................. 43,320 6,718
Johnson & Johnson ..................................................... 601,434 94,010
Labcorp Holdings, Inc. ................................................... 20,595 4,964
McKesson Corp. ....................................................... 31,246 22,272
Medtronic PLC ........................................................ 319,897 27,115
Merck & Co., Inc. ...................................................... 630,911 53,754
Mettler-Toledo International, Inc. (a) ......................................... 5,090 5,449
Moderna, Inc. (a) ....................................................... 83,057 2,370
Molina Healthcare, Inc. (a) ................................................ 13,542 4,428
Natera, Inc. (a) ......................................................... 31,566 4,764
Pfizer, Inc. ............................................................ 1,415,078 34,542
Quest Diagnostics, Inc. ................................................... 27,252 4,857
Regeneron Pharmaceuticals, Inc. ............................................ 26,267 15,728
ResMed, Inc. .......................................................... 36,197 8,564
Revvity, Inc. .......................................................... 29,278 2,735
STERIS PLC .......................................................... 24,210 5,441
Stryker Corp. .......................................................... 89,189 33,350
The Cigna Group ....................................................... 67,217 22,856
The Cooper Cos., Inc. (a) .................................................. 48,868 3,991
Thermo Fisher Scientific, Inc. .............................................. 94,120 40,378
UnitedHealth Group, Inc. ................................................. 228,361 93,957
Veeva Systems, Inc. , Class A (a) ............................................. 36,718 8,581
Vertex Pharmaceuticals, Inc. (a) ............................................. 63,944 32,579
Viatris, Inc. ........................................................... 282,914 2,382
Waters Corp. (a) ........................................................ 14,635 5,089
West Pharmaceutical Services, Inc. .......................................... 17,667 3,733
Zimmer Biomet Holdings, Inc. ............................................. 49,127 5,063
Zoetis, Inc. ........................................................... 111,542 17,445
1,301,704
Industrials (8.7%):
3M Co. .............................................................. 135,268 18,790
AMETEK, Inc. ........................................................ 57,052 9,675
Automatic Data Processing, Inc. ............................................ 101,482 30,505
Axon Enterprise, Inc. (a) .................................................. 18,109 11,106
Booz Allen Hamilton Holding Corp. ......................................... 30,636 3,677
Broadridge Financial Solutions, Inc. ......................................... 28,794 6,980
Builders FirstSource, Inc. (a) ............................................... 27,284 3,264
Carlisle Cos., Inc. ....................................................... 10,844 4,115
Carrier Global Corp. ..................................................... 200,161 12,518
Caterpillar, Inc. ........................................................ 119,154 36,851
Cintas Corp. .......................................................... 85,534 18,106
Copart, Inc. (a) ......................................................... 220,046 13,429
CSX Corp. ............................................................ 471,043 13,222
Cummins, Inc. ......................................................... 33,613 9,877
Deere & Co. .......................................................... 62,756 29,091
Delta Air Lines, Inc. ..................................................... 159,417 6,637
Dover Corp. ........................................................... 33,774 5,764
Eaton Corp. PLC ....................................................... 97,650 28,745
EMCOR Group, Inc. .................................................... 11,054 4,429
Emerson Electric Co. .................................................... 140,094 14,725

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Equifax, Inc. .......................................................... 30,560 $ 7,950
Expeditors International of Washington, Inc. .................................... 33,698 3,704
Fastenal Co. ........................................................... 142,404 11,530
FedEx Corp. .......................................................... 54,847 11,536
Ferguson Enterprises, Inc. ................................................. 48,720 8,266
Fortive Corp. .......................................................... 83,797 5,840
GE Vernova, Inc. ....................................................... 68,815 25,518
General Dynamics Corp. .................................................. 66,995 18,231
General Electric Co. ..................................................... 267,578 53,928
Graco, Inc. ........................................................... 41,181 3,361
HEICO Corp. .......................................................... 10,331 2,591
HEICO Corp. , Class A ................................................... 18,724 3,762
Honeywell International, Inc. .............................................. 161,882 34,076
Howmet Aerospace, Inc. .................................................. 99,620 13,805
Hubbell, Inc. .......................................................... 13,191 4,791
IDEX Corp. ........................................................... 18,549 3,227
Illinois Tool Works, Inc. .................................................. 72,923 17,495
Ingersoll Rand, Inc. ..................................................... 99,735 7,523
J.B. Hunt Transport Services, Inc. ........................................... 19,376 2,530
Jacobs Solutions, Inc. .................................................... 30,182 3,737
Johnson Controls International PLC .......................................... 163,763 13,740
L3Harris Technologies, Inc. ............................................... 46,670 10,268
Leidos Holdings, Inc. .................................................... 31,196 4,591
Lennox International, Inc. ................................................. 7,945 4,344
Lockheed Martin Corp. ................................................... 58,735 28,061
Nordson Corp. ......................................................... 12,557 2,380
Norfolk Southern Corp. .................................................. 56,339 12,623
Northrop Grumman Corp. ................................................. 36,024 17,526
Old Dominion Freight Line, Inc. ............................................ 45,494 6,973
Otis Worldwide Corp. .................................................... 98,442 9,477
PACCAR, Inc. ......................................................... 128,283 11,572
Parker-Hannifin Corp. ................................................... 31,953 19,333
Paychex, Inc. .......................................................... 80,189 11,797
Pentair PLC ........................................................... 40,221 3,649
Quanta Services, Inc. .................................................... 36,375 10,647
Republic Services, Inc. ................................................... 50,269 12,605
Rockwell Automation, Inc. ................................................ 27,958 6,925
Rollins, Inc. ........................................................... 71,381 4,078
RTX Corp. ............................................................ 333,386 42,050
Snap-on, Inc. .......................................................... 12,636 3,965
Southwest Airlines Co. ................................................... 144,230 4,033
SS&C Technologies Holdings, Inc. .......................................... 52,695 3,984
Stanley Black & Decker, Inc. .............................................. 37,403 2,245
Textron, Inc. .......................................................... 44,156 3,107
The Boeing Co. (a) ...................................................... 187,610 34,378
Trane Technologies PLC .................................................. 55,780 21,381
TransDigm Group, Inc. ................................................... 13,757 19,440
TransUnion ........................................................... 47,622 3,951
Uber Technologies, Inc. (a) ................................................ 501,411 40,619
Union Pacific Corp. ..................................................... 151,916 32,762
United Airlines Holdings, Inc. (a) ............................................ 80,322 5,528
United Parcel Service, Inc. , Class B .......................................... 184,481 17,581
United Rentals, Inc. ..................................................... 16,145 10,195
Veralto Corp. .......................................................... 58,710 5,630
Verisk Analytics, Inc. .................................................... 34,798 10,315
Vertiv Holdings Co. , Class A ............................................... 92,542 7,901
W.W. Grainger, Inc. ..................................................... 11,270 11,544
Waste Management, Inc. .................................................. 100,128 23,366
Watsco, Inc. ........................................................... 8,546 3,930
Westinghouse Air Brake Technologies Corp. .................................... 41,892 7,739
XPO, Inc. (a) .......................................................... 27,879 2,958
Xylem, Inc. ........................................................... 59,818 7,212
1,041,310

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
IT Services (1.3%):
Accenture PLC , Class A .................................................. 155,929 $ 46,646
Akamai Technologies, Inc. (a) .............................................. 35,994 2,901
Cloudflare, Inc. , Class A (a) ................................................ 75,072 9,067
Cognizant Technology Solutions Corp. , Class A ................................. 122,239 8,993
Gartner, Inc. (a) ........................................................ 18,522 7,799
GoDaddy, Inc. , Class A (a) ................................................. 34,791 6,552
International Business Machines Corp. ........................................ 231,595 56,004
MongoDB, Inc. (a) ...................................................... 17,559 3,023
Snowflake, Inc. , Class A (a) ................................................ 76,484 12,199
VeriSign, Inc. (a) ........................................................ 23,157 6,533
159,717
Materials (1.9%):
Air Products and Chemicals, Inc. ............................................ 54,982 14,905
Amcor PLC (b) ......................................................... 353,209 3,249
Avery Dennison Corp. ................................................... 19,069 3,263
Ball Corp. ............................................................ 68,980 3,583
CF Industries Holdings, Inc. ............................................... 41,166 3,226
Corteva, Inc. .......................................................... 170,162 10,548
Dow, Inc. ............................................................ 173,084 5,295
DuPont de Nemours, Inc. ................................................. 103,210 6,811
Ecolab, Inc. ........................................................... 63,135 15,874
Freeport-McMoRan, Inc. ................................................. 355,398 12,805
International Flavors & Fragrances, Inc. ....................................... 62,098 4,872
International Paper Co. ................................................... 128,937 5,890
Linde PLC ............................................................ 117,374 53,197
LyondellBasell Industries NV , Class A ........................................ 63,298 3,685
Martin Marietta Materials, Inc. ............................................. 15,009 7,864
Newmont Corp. ........................................................ 280,360 14,769
Nucor Corp. ........................................................... 56,713 6,770
Packaging Corp. of America ............................................... 21,683 4,025
PPG Industries, Inc. ..................................................... 55,876 6,083
Reliance, Inc. .......................................................... 12,933 3,728
RPM International, Inc. .................................................. 31,135 3,324
Smurfit WestRock PLC ................................................... 126,239 5,305
Steel Dynamics, Inc. ..................................................... 34,664 4,496
The Sherwin-Williams Co. ................................................ 58,371 20,600
Vulcan Materials Co. .................................................... 32,710 8,581
Westlake Corp. ........................................................ 7,522 695
233,443
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 41,941 3,047
American Tower Corp. ................................................... 116,387 26,235
AvalonBay Communities, Inc. .............................................. 35,130 7,377
CBRE Group, Inc. , Class A (a) .............................................. 73,959 9,036
CoStar Group, Inc. (a) .................................................... 103,233 7,657
Crown Castle, Inc. ...................................................... 107,824 11,403
Digital Realty Trust, Inc. .................................................. 83,700 13,437
Equinix, Inc. .......................................................... 24,153 20,790
Equity Residential ...................................................... 93,224 6,550
Essex Property Trust, Inc. ................................................. 15,729 4,391
Extra Space Storage, Inc. ................................................. 51,862 7,599
Gaming and Leisure Properties, Inc. ......................................... 64,442 3,084
Invitation Homes, Inc. ................................................... 150,728 5,153
Iron Mountain, Inc. ..................................................... 72,189 6,473
Mid-America Apartment Communities, Inc. .................................... 28,592 4,565
Prologis, Inc. .......................................................... 230,283 23,535
Public Storage ......................................................... 39,199 11,776
Realty Income Corp. .................................................... 221,668 12,826
SBA Communications Corp. ............................................... 26,236 6,386
Simon Property Group, Inc. ............................................... 80,532 12,674
Sun Communities, Inc. ................................................... 30,956 3,852

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UDR, Inc. ............................................................ 80,851 $ 3,386
Ventas, Inc. ........................................................... 107,888 7,561
VICI Properties, Inc. .................................................... 261,499 8,373
Welltower, Inc. ......................................................... 159,999 24,414
Weyerhaeuser Co. ...................................................... 178,313 4,620
Zillow Group, Inc. , Class A (a) .............................................. 12,013 793
Zillow Group, Inc. , Class C (a) .............................................. 39,391 2,652
259,645
Semiconductors & Semiconductor Equipment (9.6%):
Advanced Micro Devices, Inc. (a) ............................................ 402,384 39,172
Analog Devices, Inc. .................................................... 123,486 24,070
Applied Materials, Inc. ................................................... 202,374 30,500
Broadcom, Inc. ........................................................ 1,152,872 221,893
Entegris, Inc. .......................................................... 36,378 2,878
First Solar, Inc. (a) ...................................................... 24,417 3,072
Intel Corp. ............................................................ 1,079,848 21,705
KLA Corp. ........................................................... 33,103 23,261
Lam Research Corp. ..................................................... 318,835 22,851
Marvell Technology, Inc. ................................................. 214,277 12,507
Microchip Technology, Inc. ................................................ 130,034 5,992
Micron Technology, Inc. .................................................. 276,694 21,292
Monolithic Power Systems, Inc. ............................................ 11,363 6,740
NVIDIA Corp. ......................................................... 5,860,807 638,359
ON Semiconductor Corp. (a) ............................................... 102,849 4,083
QUALCOMM, Inc. ..................................................... 276,081 40,987
Skyworks Solutions, Inc. ................................................. 38,855 2,498
Teradyne, Inc. ......................................................... 38,531 2,859
Texas Instruments, Inc. ................................................... 226,961 36,325
1,161,044
Software (10.9%):
Adobe, Inc. (a) ......................................................... 108,312 40,615
ANSYS, Inc. (a) ........................................................ 21,647 6,968
AppLovin Corp. , Class A (a) ............................................... 52,920 14,252
Atlassian Corp. , Class A (a) ................................................ 38,819 8,863
Autodesk, Inc. (a) ....................................................... 52,930 14,516
Bentley Systems, Inc. , Class B ............................................. 33,137 1,425
Cadence Design Systems, Inc. (a) ............................................ 68,137 20,287
Corpay, Inc. (a) ......................................................... 16,735 5,445
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 59,430 25,488
Datadog, Inc. , Class A (a) ................................................. 75,596 7,723
Dynatrace, Inc. (a) ...................................................... 71,468 3,357
Fair Isaac Corp. (a) ...................................................... 5,907 11,753
Fortinet, Inc. (a) ........................................................ 159,016 16,499
Gen Digital, Inc. ....................................................... 137,075 3,546
HubSpot, Inc. (a) ....................................................... 12,427 7,599
Intuit, Inc. ............................................................ 68,187 42,785
Microsoft Corp. ........................................................ 1,832,620 724,361
MicroStrategy, Inc. (a) .................................................... 59,233 22,515
Oracle Corp. .......................................................... 412,203 58,005
Palantir Technologies, Inc. , Class A (a) ........................................ 530,901 62,880
Palo Alto Networks, Inc. (a) ................................................ 163,506 30,564
PTC, Inc. (a) ........................................................... 29,330 4,545
Roper Technologies, Inc. .................................................. 26,662 14,933
Salesforce, Inc. ........................................................ 234,087 62,902
ServiceNow, Inc. (a) ..................................................... 51,257 48,951
Synopsys, Inc. (a) ....................................................... 38,363 17,609
Tyler Technologies, Inc. (a) ................................................ 10,574 5,745
Workday, Inc. , Class A (a) ................................................. 52,952 12,973
Zoom Communications, Inc. (a) ............................................. 64,681 5,015
Zscaler, Inc. (a) ......................................................... 23,649 5,349
1,307,468

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc. ........................................................... 3,755,099 $ 797,959
Dell Technologies, Inc. , Class C ............................................ 76,749 7,042
Hewlett Packard Enterprise Co. ............................................. 321,904 5,221
HP, Inc. .............................................................. 232,523 5,946
NetApp, Inc. .......................................................... 49,927 4,481
Pure Storage, Inc. , Class A (a) .............................................. 75,640 3,431
Seagate Technology Holdings PLC .......................................... 51,673 4,704
Super Micro Computer, Inc. (a) (b) ........................................... 125,529 3,999
Western Digital Corp. (a) .................................................. 84,347 3,699
836,482
Utilities (2.5%):
Alliant Energy Corp. .................................................... 63,017 3,847
Ameren Corp. ......................................................... 66,565 6,606
American Electric Power Co., Inc. ........................................... 132,408 14,345
American Water Works Co., Inc. ............................................ 48,222 7,089
Atmos Energy Corp. ..................................................... 39,127 6,285
CenterPoint Energy, Inc. .................................................. 160,658 6,230
CMS Energy Corp. ...................................................... 73,380 5,404
Consolidated Edison, Inc. ................................................. 87,598 9,877
Constellation Energy Corp. ................................................ 77,846 17,394
Dominion Energy, Inc. ................................................... 211,698 11,512
DTE Energy Co. ....................................................... 51,189 7,013
Duke Energy Corp. ...................................................... 193,436 23,603
Edison International ..................................................... 95,029 5,085
Entergy Corp. ......................................................... 106,647 8,870
Evergy, Inc. ........................................................... 55,773 3,854
Eversource Energy ...................................................... 90,394 5,377
Exelon Corp. .......................................................... 250,011 11,725
FirstEnergy Corp. ....................................................... 142,523 6,111
NextEra Energy, Inc. .................................................... 513,349 34,333
NiSource, Inc. ......................................................... 115,536 4,519
NRG Energy, Inc. ....................................................... 47,824 5,240
PG&E Corp. .......................................................... 527,471 8,714
PPL Corp. ............................................................ 182,685 6,668
Public Service Enterprise Group, Inc. ......................................... 123,818 9,897
Sempra .............................................................. 161,976 12,030
The Southern Co. ....................................................... 273,241 25,108
Vistra Corp. ........................................................... 83,484 10,822
WEC Energy Group, Inc. ................................................. 78,314 8,577
Xcel Energy, Inc. ....................................................... 142,405 10,068
296,203
Total Common Stocks (Cost $3,016,419)
a
a
a
12,004,912
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (c) ........ 1,550,585 1,551
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 1,550,585 1,551
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 1,550,585 1,550
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (c) . 1,550,585 1,550
Total Collateral for Securities Loaned (Cost $6,202)
a
a
a
6,202
Total Investments (Cost $3,022,621) — 99.8% 12,011,114
Other assets in excess of liabilities —  0.2% 28,840
NET ASSETS - 100.00% $ 12,039,954
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2025.
PLC
—
Public Limited Company

Victory Portfolios III
Victory 500 Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 115 6/20/25 $ 29,027,172 $ 32,125,250 $ 3,098,078
Total unrealized appreciation $ 3,098,078
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3,098,078

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Extended Market Index Fund
12
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.5%):
Advantage Solutions, Inc. (a) ............................................... 9,363 $ 13
Altice USA, Inc. , Class A (a) ............................................... 27,272 68
AMC Entertainment Holdings, Inc. (a) (b) ...................................... 51,252 137
AMC Networks, Inc. , Class A (a) ............................................ 3,578 23
Angi, Inc. (a) .......................................................... 5,567 64
Anterix, Inc. (a) ........................................................ 2,115 63
AST SpaceMobile, Inc. (a) (b) .............................................. 19,521 453
Atlanta Braves Holdings, Inc. (a) ............................................ 6,784 270
ATN International, Inc. ................................................... 1,114 20
Bandwidth, Inc. , Class A (a) ................................................ 2,915 36
Boston Omaha Corp. , Class A (a) ............................................ 3,415 53
Bumble, Inc. , Class A (a) .................................................. 8,216 35
BuzzFeed, Inc. (a) ....................................................... 1,465 3
Cable One, Inc. ........................................................ 543 145
Cardlytics, Inc. (a) ...................................................... 4,918 7
Cargurus, Inc. (a) ....................................................... 10,191 285
Cars.com, Inc. (a) ....................................................... 6,882 80
Cinemark Holdings, Inc. .................................................. 13,181 394
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 40,180 40
Cogent Communications Holdings, Inc. ....................................... 5,212 283
Daily Journal Corp. (a) ................................................... 144 55
EchoStar Corp. , Class A (a) ................................................ 15,835 356
Emerald Holding, Inc. ................................................... 18,085 71
Entravision Communications Corp. , Class A .................................... 6,517 12
Eventbrite, Inc. , Class A (a) ................................................ 8,003 17
EverQuote, Inc. , Class A (a) ................................................ 3,046 72
Frontier Communications Parent, Inc. (a) ...................................... 25,016 907
fuboTV, Inc. (a) ........................................................ 39,186 118
Gannett Co., Inc. (a) ..................................................... 13,944 45
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
Getty Images Holdings, Inc. (a) (b) ........................................... 12,554 24
Globalstar, Inc. (a) ...................................................... 5,907 114
Gogo, Inc. (a) .......................................................... 7,160 54
Gray Media, Inc. ....................................................... 9,947 33
IAC, Inc. (a) ........................................................... 9,075 317
Ibotta, Inc. , Class A (a) (b) ................................................. 1,504 73
IDT Corp. , Class B ...................................................... 2,422 122
iHeartMedia, Inc. , Class A (a) .............................................. 12,711 13
Integral Ad Science Holding Corp. (a) ......................................... 8,767 62
Iridium Communications, Inc. .............................................. 11,423 276
John Wiley & Sons, Inc. , Class A ............................................ 5,111 223
Liberty Broadband Corp. , Class C (a) ......................................... 15,692 1,418
Liberty Global Ltd. , Class C (a) ............................................. 36,274 411
Liberty Latin America Ltd. , Class C (a) ........................................ 19,005 105
Liberty Media Corp.-Liberty Live (a) ......................................... 9,852 705
Lions Gate Entertainment Corp. , Class A (a) (b) .................................. 20,039 178
Lumen Technologies, Inc. (a) ............................................... 112,494 398
Madison Square Garden Entertainment Corp. (a) ................................. 4,761 155
Madison Square Garden Sports Corp. (a) ....................................... 1,998 385
Magnite, Inc. (a) ........................................................ 16,559 197
Match Group, Inc. ...................................................... 29,987 889
MediaAlpha, Inc. , Class A (a) .............................................. 3,651 31
National CineMedia, Inc. ................................................. 7,867 45
News Corp. , Class A ..................................................... 59,627 1,617
Nexstar Media Group, Inc. ................................................ 3,445 516
Nextdoor Holdings, Inc. (a) ................................................ 24,269 36
Ooma, Inc. (a) ......................................................... 2,742 34
Outbrain, Inc. (a) ....................................................... 3,169 11
Paramount Global , Class B (b) .............................................. 73,750 866
Playstudios, Inc. (a) ...................................................... 8,931 11
PubMatic, Inc. , Class A (a) ................................................ 4,641 45

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
QuinStreet, Inc. (a) ...................................................... 6,140 $ 108
Reddit, Inc. , Class A (a) ................................................... 13,273 1,547
Roku, Inc. (a) .......................................................... 15,420 1,051
Rumble, Inc. (a) (b) ...................................................... 24,371 188
Scholastic Corp. ........................................................ 2,673 48
Shenandoah Telecommunications Co. ........................................ 5,881 66
Shutterstock, Inc. ....................................................... 2,761 44
Sinclair, Inc. .......................................................... 4,525 65
Sphere Entertainment Co. (a) ............................................... 3,233 88
Spok Holdings, Inc. ..................................................... 2,298 33
Stagwell, Inc. (a) ........................................................ 12,976 72
TEGNA, Inc. .......................................................... 18,997 308
Telephone and Data Systems, Inc. ........................................... 11,900 446
The E.W. Scripps Co. , Class A (a) ........................................... 8,055 16
The Interpublic Group of Cos., Inc. .......................................... 44,761 1,124
The Marcus Corp. ...................................................... 2,684 44
The New York Times Co. , Class A ........................................... 19,253 1,002
Thryv Holdings, Inc. (a) .................................................. 4,672 64
TKO Group Holdings, Inc. ................................................ 8,213 1,338
Townsquare Media, Inc. , Class A (b) .......................................... 1,190 8
Travelzoo (a) .......................................................... 742 10
TripAdvisor, Inc. (a) ..................................................... 12,925 161
TrueCar, Inc. (a) ........................................................ 6,920 10
Trump Media & Technology Group Corp. (a) (b) ................................. 12,312 302
United States Cellular Corp. (a) ............................................. 1,646 113
Vimeo, Inc. (a) ......................................................... 16,765 85
Vivid Seats, Inc. , Class A (a) (b) ............................................. 7,854 22
Warner Music Group Corp. , Class A ......................................... 16,387 499
WideOpenWest, Inc. (a) ................................................... 5,672 25
Yelp, Inc. (a) ........................................................... 7,563 265
Ziff Davis, Inc. (a) ....................................................... 5,050 149
ZipRecruiter, Inc. (a) ..................................................... 8,186 42
ZoomInfo Technologies, Inc. (a) ............................................. 35,915 307
23,139
Consumer Discretionary (12.7%):
1-800-Flowers.com, Inc. , Class A (a) (b) ....................................... 2,923 16
1stdibs.com, Inc. (a) ..................................................... 2,346 6
Abercrombie & Fitch Co. (a) ............................................... 5,953 413
Academy Sports & Outdoors, Inc. ........................................... 8,232 310
Accel Entertainment, Inc. (a) ............................................... 5,980 62
Acushnet Holdings Corp. ................................................. 3,253 215
ADT, Inc. ............................................................ 55,543 445
Adtalem Global Education, Inc. (a) ........................................... 4,378 465
Advance Auto Parts, Inc. ................................................. 7,094 232
American Axle & Manufacturing Holdings, Inc. (a) ............................... 12,654 48
American Eagle Outfitters, Inc. ............................................. 21,167 223
American Outdoor Brands, Inc. (a) ........................................... 1,171 13
American Public Education, Inc. (a) .......................................... 1,941 46
America's Car-Mart, Inc. (a) ................................................ 888 42
AMMO, Inc. (a) (b) ...................................................... 9,070 18
Aptiv PLC (a) .......................................................... 27,332 1,560
Aramark ............................................................. 31,760 1,062
Arhaus, Inc. (a) ......................................................... 5,883 46
Arko Corp. ........................................................... 8,474 34
Asbury Automotive Group, Inc. (a) ........................................... 2,330 508
Atmus Filtration Technologies, Inc. .......................................... 9,908 343
AutoNation, Inc. (a) ..................................................... 3,450 601
BARK, Inc. (a) (b) ....................................................... 11,280 13
Barnes & Noble Education, Inc. (a) (b) ........................................ 1,302 14
Bassett Furniture Industries, Inc. ............................................ 758 13
Bath & Body Works, Inc. ................................................. 25,796 787
Beazer Homes USA, Inc. (a) ............................................... 3,360 66
Beyond, Inc. (a) (b) ...................................................... 5,922 24

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Biglari Holdings, Inc. , Class B (a) ........................................... 362 $ 84
BJ's Restaurants, Inc. (a) .................................................. 2,421 81
Bloomin' Brands, Inc. .................................................... 9,795 79
Boot Barn Holdings, Inc. (a) ............................................... 3,654 381
BorgWarner, Inc. ....................................................... 26,113 741
Boyd Gaming Corp. ..................................................... 6,859 474
Bright Horizons Family Solutions, Inc. (a) ..................................... 6,848 859
Brinker International, Inc. (a) ............................................... 5,268 707
Brunswick Corp. ....................................................... 7,746 357
Build-A-Bear Workshop, Inc. .............................................. 1,510 53
Caesars Entertainment, Inc. (a) .............................................. 23,959 648
Caleres, Inc. .......................................................... 3,795 58
Camping World Holdings, Inc. , Class A ....................................... 6,848 83
Capri Holdings Ltd. (a) ................................................... 13,802 208
CarMax, Inc. (a) ........................................................ 18,464 1,194
Carriage Services, Inc. ................................................... 1,515 61
Carter's, Inc. .......................................................... 4,159 137
Cava Group, Inc. (a) ..................................................... 11,917 1,101
Cavco Industries, Inc. (a) .................................................. 906 447
Century Casinos, Inc. (a) .................................................. 1,990 3
Century Communities, Inc. ................................................ 3,275 179
Champion Homes, Inc. (a) ................................................. 6,729 582
Chegg, Inc. (a) ......................................................... 8,603 6
Chewy, Inc. , Class A (a) .................................................. 19,246 722
Choice Hotels International, Inc. (b) .......................................... 3,169 400
Churchill Downs, Inc. .................................................... 7,985 722
Citi Trends, Inc. (a) ...................................................... 836 19
Clarus Corp. .......................................................... 2,999 10
Columbia Sportswear Co. ................................................. 3,247 202
ContextLogic, Inc. , Class A (a) .............................................. 2,571 18
Cooper-Standard Holdings, Inc. (a) ........................................... 1,879 28
Coursera, Inc. (a) ....................................................... 15,750 133
Cracker Barrel Old Country Store, Inc. (b) ..................................... 2,582 110
Cricut, Inc. , Class A ..................................................... 4,992 25
Crocs, Inc. (a) .......................................................... 6,500 627
Dana, Inc. ............................................................ 15,479 213
Dave & Buster's Entertainment, Inc. (a) ....................................... 4,455 85
Denny's Corp. (a) ....................................................... 5,510 20
Designer Brands, Inc. , Class A (b) ........................................... 3,509 10
Destination XL Group, Inc. (a) .............................................. 4,653 5
Dick's Sporting Goods, Inc. ................................................ 6,729 1,263
Dillard's, Inc. , Class A ................................................... 950 329
Dine Brands Global, Inc. ................................................. 1,708 34
Dorman Products, Inc. (a) ................................................. 3,124 354
Dream Finders Homes, Inc. , Class A (a) (b) ..................................... 3,500 79
Duluth Holdings, Inc. , Class B (a) ........................................... 1,162 2
Duolingo, Inc. (a) ....................................................... 4,503 1,754
Dutch Bros, Inc. , Class A (a) ............................................... 12,917 772
El Pollo Loco Holdings, Inc. (a) ............................................. 2,885 27
Envela Corp. (a) ........................................................ 486 3
Escalade, Inc. ......................................................... 1,217 18
Ethan Allen Interiors, Inc. ................................................. 2,715 77
Etsy, Inc. (a) ........................................................... 12,764 555
European Wax Center, Inc. , Class A (a) ........................................ 3,065 10
Everi Holdings, Inc. (a) ................................................... 9,943 140
EVgo, Inc. (a) .......................................................... 14,550 40
Figs, Inc. , Class A (a) .................................................... 17,506 71
First Watch Restaurant Group, Inc. (a) ........................................ 4,778 84
Five Below, Inc. (a) ...................................................... 6,469 491
Flexsteel Industries, Inc. .................................................. 367 12
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 12,735 910
Foot Locker, Inc. (a) ..................................................... 9,995 123
Fox Factory Holding Corp. (a) .............................................. 4,923 100

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Frontdoor, Inc. (a) ....................................................... 8,948 $ 368
Full House Resorts, Inc. (a) ................................................ 3,514 11
Funko, Inc. , Class A (a) ................................................... 3,927 16
GameStop Corp. , Class A (a) ............................................... 49,312 1,374
Garrett Motion, Inc. ..................................................... 24,233 223
Genesco, Inc. (a) ........................................................ 1,169 23
Genius Sports Ltd. (a) .................................................... 24,728 267
Gentex Corp. .......................................................... 27,276 594
Gentherm, Inc. (a) ....................................................... 3,567 93
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 3,109 39
G-III Apparel Group Ltd. (a) ............................................... 4,546 115
Global Business Travel Group I (a) ........................................... 21,441 144
Golden Entertainment, Inc. ................................................ 2,276 58
GoPro, Inc. , Class A (a) ................................................... 12,042 7
Graham Holdings Co. , Class B ............................................. 379 349
Grand Canyon Education, Inc. (a) ............................................ 3,385 604
Green Brick Partners, Inc. (a) ............................................... 4,920 290
Group 1 Automotive, Inc. ................................................. 1,535 620
Groupon, Inc. (a) (b) ..................................................... 2,475 45
Guess?, Inc. (b) ......................................................... 3,478 39
H&R Block, Inc. ....................................................... 15,932 962
Hamilton Beach Brands Holding Co. , Class A ................................... 624 12
Hanesbrands, Inc. (a) ..................................................... 41,860 192
Harley-Davidson, Inc. ................................................... 14,858 333
Hasbro, Inc. ........................................................... 15,795 978
Haverty Furniture Cos., Inc. ............................................... 1,491 27
Helen of Troy Ltd. (a) .................................................... 2,690 75
Hilton Grand Vacations, Inc. (a) ............................................. 8,212 276
Holley, Inc. (a) ......................................................... 6,335 14
Hooker Furnishings Corp. ................................................. 1,073 10
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 509 49
Hyatt Hotels Corp. , Class A ................................................ 4,909 553
Inspired Entertainment, Inc. (a) ............................................. 2,711 20
Installed Building Products, Inc. ............................................ 2,794 463
International Game Technology PLC ......................................... 13,434 220
iRobot Corp. (a) ........................................................ 2,671 7
J. Jill, Inc. ............................................................ 765 12
Jack in the Box, Inc. (b) ................................................... 2,143 56
JAKKS Pacific, Inc. ..................................................... 919 18
Johnson Outdoors, Inc. , Class A ............................................ 928 21
KB Home ............................................................ 8,274 447
KinderCare Learning Cos., Inc. (a) ........................................... 3,590 44
Kohl's Corp. (b) ........................................................ 12,856 86
Kontoor Brands, Inc. .................................................... 6,530 393
Krispy Kreme, Inc. ...................................................... 9,678 40
Kura Sushi USA, Inc. , Class A (a) ........................................... 725 43
Lakeland Industries, Inc. .................................................. 971 16
Lands' End, Inc. (a) ...................................................... 1,244 11
Landsea Homes Corp. (a) ................................................. 2,171 13
Latham Group, Inc. (a) ................................................... 10,682 58
Laureate Education, Inc. (a) ................................................ 15,251 306
La-Z-Boy, Inc. ......................................................... 4,877 193
LCI Industries ......................................................... 2,933 226
Lear Corp. ............................................................ 6,435 552
Legacy Housing Corp. (a) ................................................. 954 23
Leggett & Platt, Inc. ..................................................... 15,612 150
Leslie's, Inc. (a) (b) ...................................................... 19,084 11
Levi Strauss & Co. , Class A ............................................... 11,336 181
LGI Homes, Inc. (a) ..................................................... 2,447 134
Life Time Group Holdings, Inc. (a) ........................................... 9,575 294
Lifetime Brands, Inc. .................................................... 1,017 4
Light & Wonder, Inc. (a) .................................................. 10,121 864
Lincoln Educational Services Corp. (a) ........................................ 3,381 57

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,243 $ 37
Lithia Motors, Inc. ...................................................... 3,092 905
LKQ Corp. ........................................................... 30,999 1,184
Lucid Group, Inc. (a) (b) ................................................... 142,911 359
Lucky Strike Entertainment Corp. (b) ......................................... 9,422 89
Luminar Technologies, Inc. (a) (b) ............................................ 2,734 11
M/I Homes, Inc. (a) ...................................................... 3,202 342
Macy's, Inc. ........................................................... 33,176 379
Malibu Boats, Inc. , Class A (a) .............................................. 2,201 63
Marine Products Corp. ................................................... 803 7
MarineMax, Inc. (a) ..................................................... 2,315 50
Marriott Vacations Worldwide Corp. ......................................... 3,828 210
MasterCraft Boat Holdings, Inc. (a) .......................................... 1,834 30
Mattel, Inc. (a) ......................................................... 39,460 627
Meritage Homes Corp. ................................................... 8,421 574
MGM Resorts International (a) (b) ........................................... 26,260 826
Mister Car Wash, Inc. (a) .................................................. 11,507 79
Mobileye Global, Inc. , Class A (a) (b) ......................................... 11,140 162
Modine Manufacturing Co. (a) .............................................. 6,208 507
Mohawk Industries, Inc. (a) ................................................ 6,134 652
Monarch Casino & Resort, Inc. ............................................. 1,514 118
Monro, Inc. ........................................................... 3,364 47
Motorcar Parts of America, Inc. (a) ........................................... 1,679 15
Movado Group, Inc. ..................................................... 1,709 24
Murphy USA, Inc. ...................................................... 2,204 1,099
Nathan's Famous, Inc. .................................................... 326 32
National Vision Holdings, Inc. (a) ............................................ 9,169 113
Nerdy, Inc. (a) (b) ....................................................... 2,607 4
Newell Brands, Inc. ..................................................... 49,773 238
Nordstrom, Inc. ........................................................ 11,233 271
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 52,498 842
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,371 782
OneSpaWorld Holdings Ltd. ............................................... 11,959 200
OneWater Marine, Inc. (a) (b) ............................................... 1,356 20
Oxford Industries, Inc. ................................................... 1,786 87
Papa John's International, Inc. .............................................. 3,840 133
Patrick Industries, Inc. ................................................... 3,869 298
Peloton Interactive, Inc. , Class A (a) .......................................... 43,764 302
Penn Entertainment, Inc. (a) ................................................ 18,114 276
Penske Automotive Group, Inc. ............................................. 2,210 344
Perdoceo Education Corp. ................................................. 7,185 180
Petco Health & Wellness Co., Inc. (a) ......................................... 16,234 48
Phinia, Inc. ........................................................... 4,782 192
Planet Fitness, Inc. , Class A (a) ............................................. 10,121 957
Playa Hotels & Resorts NV (a) .............................................. 10,881 146
PlayAGS, Inc. (a) ....................................................... 4,627 56
PLBY Group, Inc. (a) .................................................... 4,600 5
Polaris, Inc. ........................................................... 6,284 213
Portillo's, Inc. , Class A (a) (b) ............................................... 7,004 72
Potbelly Corp. (a) ....................................................... 2,810 23
PVH Corp. ........................................................... 6,655 459
QuantumScape Corp. (a) (b) ................................................ 48,061 188
QVC Group, Inc. , Class A (a) ............................................... 36,394 5
Ralph Lauren Corp. ..................................................... 4,645 1,045
RCI Hospitality Holdings, Inc. ............................................. 939 37
Red Rock Resorts, Inc. , Class A ............................................. 6,095 260
Revolve Group, Inc. (a) ................................................... 4,755 95
RH (a) ............................................................... 1,820 335
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 91,372 1,248
Rocky Brands, Inc. ...................................................... 733 16
RumbleON, Inc. , Class B (a) ............................................... 2,111 5
Rush Street Interactive, Inc. (a) ............................................. 10,318 125
Sabre Corp. (a) ......................................................... 42,706 101

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sally Beauty Holdings, Inc. (a) .............................................. 11,896 $ 97
Seaport Entertainment Group, Inc. (a) (b) ....................................... 1,401 27
Serve Robotics, Inc. (a) (b) ................................................. 4,703 29
Service Corp. International ................................................ 16,885 1,349
Shake Shack, Inc. , Class A (a) .............................................. 4,587 402
SharkNinja, Inc. (a) ...................................................... 8,540 687
Shoe Carnival, Inc. ...................................................... 1,998 35
Signet Jewelers Ltd. ..................................................... 5,012 297
Six Flags Entertainment Corp. (a) ............................................ 11,779 405
Skechers USA, Inc. , Class A (a) ............................................. 15,558 747
Sleep Number Corp. (a) ................................................... 2,256 18
Smith & Wesson Brands, Inc. .............................................. 5,002 48
Smith Douglas Homes Corp. (a) ............................................. 930 18
Soho House & Co., Inc. (a) (b) .............................................. 4,954 30
Solid Power, Inc. (a) (b) ................................................... 15,197 17
Somnigroup International, Inc. (b) ........................................... 24,331 1,486
Sonic Automotive, Inc. , Class A ............................................ 1,492 91
Sonos, Inc. (a) ......................................................... 13,904 128
Standard Motor Products, Inc. .............................................. 2,429 66
Steven Madden Ltd. ..................................................... 8,195 172
Stitch Fix, Inc. , Class A (a) ................................................ 12,002 39
Stoneridge, Inc. (a) ...................................................... 2,843 11
Strategic Education, Inc. .................................................. 2,834 231
Strattec Security Corp. (a) ................................................. 411 14
Stride, Inc. (a) .......................................................... 4,966 706
Sturm Ruger & Co., Inc. .................................................. 1,933 79
Superior Group of Cos., Inc. ............................................... 1,156 12
Sweetgreen, Inc. , Class A (a) ............................................... 11,672 227
Tapestry, Inc. .......................................................... 24,862 1,756
Target Hospitality Corp. (a) ................................................ 3,604 24
Taylor Morrison Home Corp. (a) ............................................ 11,944 685
Texas Roadhouse, Inc. ................................................... 7,969 1,323
The Buckle, Inc. ........................................................ 3,665 127
The Cheesecake Factory, Inc. (b) ............................................ 5,723 288
The Children's Place, Inc. (a) (b) ............................................. 377 2
The Gap, Inc. .......................................................... 29,568 648
The Goodyear Tire & Rubber Co. (a) ......................................... 30,968 337
The Lovesac Co. (a) ..................................................... 1,587 31
The ODP Corp. (a) ...................................................... 3,220 44
The RealReal, Inc. (a) .................................................... 10,081 58
The Wendy's Co. ....................................................... 21,930 274
Thor Industries, Inc. ..................................................... 6,094 441
ThredUp, Inc. , Class A (a) ................................................. 9,668 43
Tile Shop Holdings, Inc. (a) ................................................ 3,140 18
Toll Brothers, Inc. ...................................................... 11,908 1,201
TopBuild Corp. (a) ...................................................... 3,496 1,034
Topgolf Callaway Brands Corp. (a) ........................................... 15,468 102
Traeger, Inc. (a) ........................................................ 5,890 9
Travel + Leisure Co. ..................................................... 7,705 338
Tri Pointe Homes, Inc. (a) ................................................. 10,659 328
Udemy, Inc. (a) ......................................................... 9,315 64
Under Armour, Inc. , Class A (a) ............................................. 36,816 211
United Parks & Resorts, Inc. (a) ............................................. 6,479 283
Universal Electronics, Inc. (a) .............................................. 979 5
Universal Technical Institute, Inc. (a) ......................................... 5,962 167
Upbound Group, Inc. .................................................... 6,150 122
Urban Outfitters, Inc. (a) .................................................. 6,975 368
Vail Resorts, Inc. ....................................................... 4,325 602
Valvoline, Inc. (a) ....................................................... 15,276 523
Vera Bradley, Inc. (a) ..................................................... 1,552 3
VF Corp. ............................................................. 44,302 526
Victoria's Secret & Co. (a) ................................................. 8,391 158
Viking Holdings Ltd. (a) .................................................. 20,310 833

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Visteon Corp. (a) ........................................................ 3,201 $ 253
Warby Parker, Inc. , Class A (a) .............................................. 10,807 178
Wayfair, Inc. , Class A (a) .................................................. 11,160 337
Weyco Group, Inc. ...................................................... 662 20
Whirlpool Corp. ........................................................ 6,497 496
Wingstop, Inc. ......................................................... 3,440 908
Winmark Corp. ........................................................ 349 126
Winnebago Industries, Inc. ................................................ 3,245 103
Wolverine World Wide, Inc. ............................................... 9,397 123
Worthington Enterprises, Inc. .............................................. 3,751 190
Wyndham Hotels & Resorts, Inc. ............................................ 9,183 783
Wynn Resorts Ltd. ...................................................... 10,256 824
XPEL, Inc. (a) (b) ....................................................... 2,531 72
Xponential Fitness, Inc. , Class A (a) .......................................... 2,705 23
YETI Holdings, Inc. (a) ................................................... 9,813 280
Zumiez, Inc. (a) ........................................................ 1,710 20
83,797
Consumer Staples (4.8%):
Albertsons Cos., Inc. , Class A .............................................. 50,532 1,111
Alico, Inc. ............................................................ 573 16
B&G Foods, Inc. ....................................................... 8,988 62
BellRing Brands, Inc. (a) .................................................. 15,269 1,178
Beyond Meat, Inc. (a) (b) .................................................. 8,012 20
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 15,792 1,857
BRC, Inc. , Class A (a) (b) .................................................. 8,123 19
Bunge Global SA ....................................................... 15,992 1,259
Calavo Growers, Inc. .................................................... 1,944 54
Cal-Maine Foods, Inc. ................................................... 4,969 464
Casey's General Stores, Inc. ............................................... 4,451 2,059
Celsius Holdings, Inc. (a) .................................................. 20,203 706
Central Garden & Pet Co. , Class A (a) ........................................ 7,351 217
Coca-Cola Consolidated, Inc. .............................................. 623 845
Conagra Brands, Inc. .................................................... 57,252 1,415
Coty, Inc. , Class A (a) .................................................... 44,196 223
Darling Ingredients, Inc. (a) ................................................ 18,878 608
Edgewell Personal Care Co. ............................................... 5,685 174
elf Beauty, Inc. (a) ....................................................... 6,442 399
Energizer Holdings, Inc. .................................................. 7,845 212
FitLife Brands, Inc. (a) ................................................... 801 12
Flowers Foods, Inc. ..................................................... 23,484 413
Fresh Del Monte Produce, Inc. ............................................. 4,701 160
Freshpet, Inc. (a) ........................................................ 5,789 426
Grocery Outlet Holding Corp. (a) ............................................ 11,064 186
Guardian Pharmacy Services, Inc. , Class A (a) (b) ................................ 1,011 25
Herbalife Ltd. (a) ....................................................... 11,679 84
Ingles Markets, Inc. , Class A ............................................... 1,717 106
Ingredion, Inc. ......................................................... 7,669 1,019
Interparfums, Inc. ....................................................... 2,171 237
Ispire Technology, Inc. (a) ................................................. 1,540 4
J & J Snack Foods Corp. .................................................. 1,837 238
John B Sanfilippo & Son, Inc. .............................................. 1,042 69
Lamb Weston Holdings, Inc. ............................................... 16,897 892
Lancaster Colony Corp. .................................................. 2,494 406
Lifevantage Corp. ...................................................... 1,095 14
Lifeway Foods, Inc. (a) ................................................... 440 10
Limoneira Co. ......................................................... 1,747 26
Mama's Creations, Inc. (a) ................................................. 3,777 25
Maplebear, Inc. (a) ...................................................... 22,304 890
Medifast, Inc. (a) ....................................................... 1,138 15
MGP Ingredients, Inc. .................................................... 1,694 50
Mission Produce, Inc. (a) .................................................. 5,364 56
Molson Coors Beverage Co. , Class B ......................................... 20,112 1,157
National Beverage Corp. .................................................. 2,818 125

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Natural Grocers by Vitamin Cottage, Inc. ...................................... 853 $ 43
Nature's Sunshine Products, Inc. (a) .......................................... 1,574 19
Nu Skin Enterprises, Inc. , Class A ........................................... 5,516 35
Oil-Dri Corp. of America ................................................. 1,139 48
Olaplex Holdings, Inc. (a) ................................................. 13,845 18
Performance Food Group Co. (a) ............................................ 18,388 1,483
Post Holdings, Inc. (a) .................................................... 6,018 681
PriceSmart, Inc. ........................................................ 3,020 306
Reynolds Consumer Products, Inc. .......................................... 6,466 149
Seaboard Corp. ........................................................ 31 80
Seneca Foods Corp. , Class A (a) ............................................. 596 53
SpartanNash Co. ....................................................... 3,926 78
Spectrum Brands Holdings, Inc. ............................................ 3,036 192
Sprouts Farmers Market, Inc. (a) ............................................ 11,831 2,023
The Andersons, Inc. ..................................................... 3,849 145
The Beauty Health Co. (a) ................................................. 7,770 8
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,007 248
The Chefs' Warehouse, Inc. (a) .............................................. 4,289 244
The Hain Celestial Group, Inc. (a) ........................................... 10,330 31
The Honest Co., Inc. (a) ................................................... 10,426 50
The J.M. Smucker Co. ................................................... 12,511 1,455
The Simply Good Foods Co. (a) ............................................. 11,134 402
The Vita Coco Co., Inc. (a) ................................................ 4,673 154
Tootsie Roll Industries, Inc. ................................................ 2,159 69
TreeHouse Foods, Inc. (a) ................................................. 5,946 138
Turning Point Brands, Inc. ................................................ 1,959 120
U.S. Foods Holding Corp. (a) ............................................... 27,587 1,811
United Natural Foods, Inc. (a) .............................................. 7,057 188
Universal Corp. ........................................................ 2,837 165
USANA Health Sciences, Inc. (a) ............................................ 1,280 36
Utz Brands, Inc. ........................................................ 8,354 111
Village Super Market, Inc. , Class A .......................................... 1,005 37
Vital Farms, Inc. (a) ..................................................... 3,876 133
Walgreens Boots Alliance, Inc. ............................................. 85,652 940
WD-40 Co. ........................................................... 1,626 371
Weis Markets, Inc. ...................................................... 1,946 167
Westrock Coffee Co. (a) (b) ................................................ 3,900 23
WK Kellogg Co. (b) ..................................................... 7,447 134
Zevia PBC , Class A (a) ................................................... 4,456 10
31,941
Energy (3.2%):
Aemetis, Inc. (a) (b) ...................................................... 4,473 6
Amplify Energy Corp. (a) ................................................. 3,891 10
Antero Midstream Corp. .................................................. 40,209 665
Antero Resources Corp. (a) ................................................ 34,738 1,210
APA Corp. ............................................................ 42,970 668
Archrock, Inc. ......................................................... 17,986 423
Ardmore Shipping Corp. .................................................. 4,440 42
Atlas Energy Solutions, Inc. (b) ............................................. 9,137 124
Berry Corp. ........................................................... 8,438 21
Bristow Group, Inc. (a) ................................................... 3,291 96
Cactus, Inc. , Class A ..................................................... 8,125 308
California Resources Corp. ................................................ 8,994 310
Calumet, Inc. (a) ........................................................ 8,163 87
Centrus Energy Corp. , Class A (a) (b) ......................................... 1,827 127
ChampionX Corp. ...................................................... 22,694 548
Chord Energy Corp. ..................................................... 7,071 638
Civitas Resources, Inc. ................................................... 10,588 289
Clean Energy Fuels Corp. (a) ............................................... 18,604 27
CNX Resources Corp. (a) ................................................. 16,987 500
Comstock Resources, Inc. (a) ............................................... 9,368 171
Core Laboratories, Inc. (b) ................................................. 5,472 62
Core Natural Resources, Inc. ............................................... 6,345 458

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Crescent Energy Co. , Class A .............................................. 21,817 $ 181
CVR Energy, Inc. (b) ..................................................... 3,884 73
Delek US Holdings, Inc. .................................................. 7,234 94
DHT Holdings, Inc. ..................................................... 15,193 162
DMC Global, Inc. (a) .................................................... 1,794 12
Dorian LPG Ltd. ....................................................... 4,341 93
DT Midstream, Inc. ..................................................... 12,180 1,184
Empire Petroleum Corp. (a) ................................................ 2,702 12
Energy Services of America Corp. ........................................... 1,213 10
Evolution Petroleum Corp. ................................................ 3,344 14
Excelerate Energy, Inc. , Class A ............................................ 2,745 70
Expro Group Holdings NV (a) .............................................. 13,540 112
Forum Energy Technologies, Inc. (a) ......................................... 1,238 18
FutureFuel Corp. ....................................................... 2,570 11
Geospace Technologies Corp. (a) ............................................ 1,151 7
Gevo, Inc. (a) (b) ........................................................ 25,773 28
Golar LNG Ltd. ........................................................ 10,543 448
Gran Tierra Energy, Inc. (a) (b) .............................................. 3,814 17
Granite Ridge Resources, Inc. .............................................. 7,427 36
Green Plains, Inc. (a) ..................................................... 7,233 26
Gulfport Energy Corp. (a) ................................................. 2,133 368
Hallador Energy Co. (a) ................................................... 3,233 46
Helix Energy Solutions Group, Inc. (a) ........................................ 16,799 102
Helmerich & Payne, Inc. .................................................. 11,470 217
HF Sinclair Corp. ....................................................... 20,652 621
Innovex International, Inc. (a) .............................................. 4,409 67
International Seaways, Inc. ................................................ 4,732 161
Kinetik Holdings, Inc. ................................................... 4,041 167
Kodiak Gas Services, Inc. ................................................. 5,955 203
Kosmos Energy Ltd. (a) ................................................... 54,464 84
Liberty Energy, Inc. ..................................................... 18,789 216
Magnolia Oil & Gas Corp. , Class A .......................................... 22,080 453
Mammoth Energy Services, Inc. (a) .......................................... 4,606 12
Matador Resources Co. ................................................... 13,927 551
Murphy Oil Corp. ...................................................... 16,550 340
Nabors Industries Ltd. (a) ................................................. 1,000 27
NACCO Industries, Inc. , Class A ............................................ 284 10
National Energy Services Reunited Corp. (a) .................................... 9,045 56
Natural Gas Services Group, Inc. (a) .......................................... 1,126 20
New Fortress Energy, Inc. (b) ............................................... 21,295 116
NextDecade Corp. (a) .................................................... 19,677 147
Nordic American Tankers Ltd. .............................................. 24,034 62
Northern Oil & Gas, Inc. .................................................. 11,581 281
NOV, Inc. ............................................................ 45,484 528
NPK International, Inc. (a) ................................................. 9,098 53
Oceaneering International, Inc. (a) ........................................... 11,855 210
Oil States International, Inc. (a) ............................................. 6,558 23
Ovintiv, Inc. .......................................................... 31,245 1,049
Par Pacific Holdings, Inc. (a) ............................................... 6,144 88
Patterson-UTI Energy, Inc. ................................................ 41,840 236
PBF Energy, Inc. , Class A ................................................. 9,905 170
Peabody Energy Corp. ................................................... 14,437 178
Permian Resources Corp. ................................................. 65,096 768
PHX Minerals, Inc. ..................................................... 2,992 11
PrimeEnergy Resources Corp. (a) ............................................ 64 11
ProPetro Holding Corp. (a) ................................................ 9,243 46
Range Resources Corp. ................................................... 28,332 961
Ranger Energy Services, Inc. ............................................... 1,815 20
REX American Resources Corp. (a) .......................................... 1,808 72
Riley Exploration Permian, Inc. ............................................. 971 24
Ring Energy, Inc. (a) ..................................................... 16,056 14
RPC, Inc. ............................................................ 11,220 53
SandRidge Energy, Inc. .................................................. 3,673 33

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Scorpio Tankers, Inc. .................................................... 5,982 $ 226
SEACOR Marine Holdings, Inc. (a) .......................................... 2,319 11
Select Water Solutions, Inc. ................................................ 10,900 93
SFL Corp. Ltd. ......................................................... 11,407 94
Sitio Royalties Corp. , Class A .............................................. 9,210 156
SM Energy Co. ........................................................ 13,529 308
Solaris Energy Infrastructure, Inc. ........................................... 2,989 63
Summit Midstream Corp. (a) ............................................... 1,212 34
Talos Energy, Inc. (a) ..................................................... 16,050 110
Tamboran Resources Corp. (a) .............................................. 1,092 22
Teekay Corp. Ltd. ...................................................... 5,850 42
Teekay Tankers Ltd. , Class A ............................................... 2,808 120
TETRA Technologies, Inc. (a) .............................................. 14,550 42
Tidewater, Inc. (a) ....................................................... 5,835 211
Transocean Ltd. (a) ...................................................... 88,063 188
Uranium Energy Corp. (a) ................................................. 50,297 264
VAALCO Energy, Inc. ................................................... 12,002 39
Vital Energy, Inc. (a) ..................................................... 2,991 42
Vitesse Energy, Inc. ..................................................... 3,630 74
W&T Offshore, Inc. (b) ................................................... 10,474 12
Weatherford International PLC ............................................. 8,585 355
World Kinect Corp. ..................................................... 6,558 165
20,944
Financials (17.9%):
1st Source Corp. ....................................................... 2,228 134
Acacia Research Corp. (a) ................................................. 10,995 34
Acadian Asset Management, Inc. ............................................ 4,376 118
ACNB Corp. .......................................................... 1,189 50
ACRES Commercial Realty Corp. (a) ......................................... 684 13
Advanced Flower Capital, Inc. ............................................. 1,763 10
Affiliated Managers Group, Inc. ............................................ 3,417 566
Affinity Bancshares, Inc. .................................................. 443 8
AG Mortgage Investment Trust, Inc. ......................................... 3,058 20
AGNC Investment Corp. (b) ............................................... 109,545 967
Alerus Financial Corp. ................................................... 2,622 52
Ally Financial, Inc. ...................................................... 36,619 1,196
Amalgamated Financial Corp. .............................................. 2,189 62
A-Mark Precious Metals, Inc. .............................................. 1,947 47
Ambac Financial Group, Inc. (a) ............................................ 4,785 38
Amerant Bancorp, Inc. ................................................... 4,299 72
American Coastal Insurance Corp. ........................................... 2,743 31
American Financial Group, Inc. ............................................. 8,642 1,095
Ameris Bancorp ........................................................ 7,844 460
AMERISAFE, Inc. ...................................................... 2,228 104
Ames National Corp. .................................................... 946 16
Angel Oak Mortgage REIT, Inc. ............................................ 1,980 19
Annaly Capital Management, Inc. ........................................... 69,538 1,363
Apollo Commercial Real Estate Finance, Inc. ................................... 16,391 154
Arbor Realty Trust, Inc. (b) ................................................ 21,878 252
Ares Commercial Real Estate Corp. (b) ........................................ 5,734 23
ARMOUR Residential REIT, Inc. (b) ......................................... 9,086 150
Arrow Financial Corp. ................................................... 1,887 46
Artisan Partners Asset Management, Inc. , Class A ................................ 8,209 304
Associated Banc-Corp. ................................................... 19,806 437
Assurant, Inc. ......................................................... 6,077 1,171
Assured Guaranty Ltd. ................................................... 5,656 496
Atlantic Union Bankshares Corp. ............................................ 15,425 427
Atlanticus Holdings Corp. (a) ............................................... 552 30
AvidXchange Holdings, Inc. (a) ............................................. 19,190 156
Axis Capital Holdings Ltd. ................................................ 9,104 877
Axos Financial, Inc. (a) ................................................... 6,221 395
B Riley Financial, Inc. (b) ................................................. 1,401 4
Bakkt Holdings, Inc. (a) (b) ................................................ 504 5

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Banc of California, Inc. .................................................. 16,665 $ 225
BancFirst Corp. ........................................................ 2,457 289
Bank First Corp. ....................................................... 1,068 117
Bank of Hawaii Corp. .................................................... 4,689 310
Bank of Marin Bancorp .................................................. 1,669 34
Bank OZK ............................................................ 13,177 561
Bank7 Corp. .......................................................... 408 15
BankUnited, Inc. (b) ..................................................... 8,894 291
Bankwell Financial Group, Inc. ............................................. 656 22
Banner Corp. .......................................................... 4,034 247
Bar Harbor Bankshares, Inc. ............................................... 1,735 51
BayCom Corp. ......................................................... 1,181 31
BCB Bancorp, Inc. ...................................................... 1,606 13
Berkshire Hills Bancorp, Inc. .............................................. 5,463 136
BGC Group, Inc. , Class A ................................................. 38,190 346
Blackstone Mortgage Trust, Inc. , Class A ...................................... 19,327 368
Blue Foundry Bancorp (a) ................................................. 2,194 21
Blue Owl Capital, Inc. ................................................... 74,347 1,378
Blue Ridge Bankshares, Inc. (a) ............................................. 5,986 21
BOK Financial Corp. .................................................... 3,073 286
Bowhead Specialty Holdings, Inc. (a) ......................................... 2,349 94
Bread Financial Holdings, Inc. ............................................. 5,734 272
Bridge Investment Group Holdings, Inc. , Class A ................................ 4,333 42
Bridgewater Bancshares, Inc. (a) ............................................ 2,329 36
Brighthouse Financial, Inc. (a) .............................................. 6,921 403
BrightSpire Capital, Inc. .................................................. 14,990 75
Brookline Bancorp, Inc. .................................................. 10,310 108
Burke & Herbert Financial Services Corp. ..................................... 1,564 87
Business First Bancshares, Inc. ............................................. 3,253 75
Byline Bancorp, Inc. ..................................................... 3,005 77
C&F Financial Corp. .................................................... 333 22
Cadence Bank ......................................................... 22,015 644
California Bancorp (a) .................................................... 2,573 36
Camden National Corp. .................................................. 1,931 74
Cannae Holdings, Inc. (b) ................................................. 6,616 117
Cantaloupe, Inc. (a) ...................................................... 7,669 61
Capital Bancorp, Inc. .................................................... 1,312 41
Capital City Bank Group, Inc. .............................................. 1,599 58
Capitol Federal Financial, Inc. .............................................. 14,383 82
Carter Bankshares, Inc. (a) ................................................. 2,571 39
Cass Information Systems, Inc. ............................................. 1,400 57
Cathay General Bancorp .................................................. 8,006 334
Central Pacific Financial Corp. ............................................. 3,135 81
CF Bankshares, Inc. ..................................................... 340 8
Chemung Financial Corp. ................................................. 383 17
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,039 30
Chimera Investment Corp. ................................................ 9,344 115
ChoiceOne Financial Services, Inc. .......................................... 1,604 46
Citizens & Northern Corp. ................................................ 1,681 32
Citizens Community Bancorp, Inc. .......................................... 959 14
Citizens Financial Services, Inc. ............................................ 501 27
Citizens, Inc. (a) (b) ...................................................... 4,990 20
City Holding Co. ....................................................... 1,715 199
Civista Bancshares, Inc. .................................................. 1,707 38
Claros Mortgage Trust, Inc. ................................................ 13,145 32
CNA Financial Corp. .................................................... 32,499 1,565
CNB Financial Corp. .................................................... 2,318 51
CNO Financial Group, Inc. ................................................ 11,641 442
Coastal Financial Corp. (a) ................................................ 1,481 122
Cohen & Steers, Inc. .................................................... 3,287 251
Colony Bankcorp, Inc. ................................................... 1,745 27
Columbia Banking System, Inc. ............................................ 25,058 562
Columbia Financial, Inc. (a) ................................................ 3,110 42

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Comerica, Inc. ......................................................... 15,684 $ 843
Commerce Bancshares, Inc. ............................................... 15,614 948
Community Financial System, Inc. .......................................... 6,258 342
Community Trust Bancorp, Inc. ............................................. 2,074 102
Community West Bancshares .............................................. 1,909 33
Compass Diversified Holdings ............................................. 7,923 136
ConnectOne Bancorp, Inc. ................................................ 4,189 94
Consumer Portfolio Services, Inc. (a) ......................................... 846 8
Crawford & Co. , Class A ................................................. 2,403 27
Credit Acceptance Corp. (a) ................................................ 798 389
Cullen/Frost Bankers, Inc. ................................................. 7,178 836
Customers Bancorp, Inc. (a) ................................................ 3,447 172
CVB Financial Corp. .................................................... 15,748 292
Diamond Hill Investment Group, Inc. ........................................ 308 39
Dime Community Bancshares, Inc. .......................................... 4,929 127
Donegal Group, Inc. , Class A .............................................. 1,862 36
Donnelley Financial Solutions, Inc. (a) ........................................ 3,234 156
Dynex Capital, Inc. ..................................................... 10,579 130
Eagle Bancorp Montana, Inc. .............................................. 769 13
Eagle Bancorp, Inc. ..................................................... 3,427 62
East West Bancorp, Inc. .................................................. 16,527 1,414
Eastern Bankshares, Inc. .................................................. 23,569 352
ECB Bancorp, Inc. (a) .................................................... 801 13
eHealth, Inc. (a) ........................................................ 3,000 17
Ellington Financial, Inc. .................................................. 10,546 137
Employers Holdings, Inc. ................................................. 2,846 138
Encore Capital Group, Inc. (a) .............................................. 2,724 94
Enova International, Inc. (a) ................................................ 2,925 268
Enstar Group Ltd. (a) .................................................... 1,344 449
Enterprise Bancorp, Inc. .................................................. 1,101 41
Enterprise Financial Services Corp. .......................................... 4,348 226
Equitable Holdings, Inc. .................................................. 36,926 1,826
Equity Bancshares, Inc. , Class A ............................................ 1,773 68
Esquire Financial Holdings, Inc. ............................................ 814 68
ESSA Bancorp, Inc. ..................................................... 909 17
Essent Group Ltd. ...................................................... 12,088 688
Euronet Worldwide, Inc. (a) ................................................ 4,923 488
Evans Bancorp, Inc. ..................................................... 594 23
Evercore, Inc. ......................................................... 4,407 905
EVERTEC, Inc. ........................................................ 7,519 255
EZCORP, Inc. , Class A (a) ................................................. 5,856 96
F&G Annuities & Life, Inc. ................................................ 14,946 520
Farmers & Merchants Bancorp, Inc. .......................................... 1,438 38
Farmers National Banc Corp. .............................................. 4,201 55
FB Bancorp, Inc. (a) ..................................................... 2,223 25
FB Financial Corp. ...................................................... 4,157 177
Federal Agricultural Mortgage Corp. , Class C ................................... 1,096 192
Federated Hermes, Inc. ................................................... 9,333 379
Fidelis Insurance Holdings Ltd. ............................................. 6,394 105
Fidelity D&D Bancorp, Inc. ............................................... 518 21
Fidelity National Financial, Inc. ............................................ 31,324 2,006
Finance of America Cos., Inc. , Class A (a) (b) ................................... 441 9
Financial Institutions, Inc. ................................................. 2,276 58
Finwise Bancorp (a) ..................................................... 967 15
First American Financial Corp. ............................................. 11,848 720
First Bancorp .......................................................... 4,774 193
First Bancorp Puerto Rico ................................................. 19,271 378
First Bank ............................................................ 2,491 36
First Busey Corp. ....................................................... 10,294 214
First Business Financial Services, Inc. ........................................ 862 42
First Commonwealth Financial Corp. ......................................... 11,922 183
First Community Bankshares, Inc. ........................................... 1,812 68
First Community Corp. ................................................... 771 18

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
First Financial Bancorp ................................................... 11,218 $ 260
First Financial Bankshares, Inc. ............................................. 16,611 557
First Financial Corp. ..................................................... 1,324 65
First Financial Northwest, Inc. ............................................. 869 — (d)
First Foundation, Inc. (a) .................................................. 8,254 41
First Guaranty Bancshares, Inc. ............................................. 433 4
First Hawaiian, Inc. ..................................................... 15,088 345
First Horizon Corp. ..................................................... 62,080 1,122
First Internet Bancorp .................................................... 801 17
First Interstate BancSystem, Inc. , Class A ...................................... 10,817 283
First Merchants Corp. .................................................... 6,920 247
First Mid Bancshares, Inc. ................................................ 2,528 85
First National Corp. (b) ................................................... 829 16
First Savings Financial Group, Inc. .......................................... 546 15
First United Corp. ...................................................... 653 19
First Western Financial, Inc. (a) ............................................. 779 16
FirstCash Holdings, Inc. .................................................. 4,674 626
Firstsun Capital Bancorp (a) ................................................ 1,248 44
Five Star Bancorp ...................................................... 1,725 48
Flushing Financial Corp. .................................................. 3,674 44
Flywire Corp. (a) ....................................................... 13,896 131
FNB Corp. ............................................................ 42,747 560
Forge Global Holdings, Inc. (a) ............................................. 742 11
Franklin BSP Realty Trust, Inc. ............................................. 9,620 109
Franklin Resources, Inc. .................................................. 37,924 711
Freedom Holding Corp. (a) (b) .............................................. 2,103 300
FS Bancorp, Inc. ....................................................... 745 29
Fulton Financial Corp. ................................................... 21,685 362
FVCBankcorp, Inc. (a) ................................................... 1,626 19
GCM Grosvenor, Inc. , Class A (b) ........................................... 5,113 64
Genworth Financial, Inc. (a) ................................................ 49,323 338
German American Bancorp, Inc. ............................................ 4,281 162
Glacier Bancorp, Inc. .................................................... 13,585 554
Globe Life, Inc. ........................................................ 10,032 1,237
GoHealth, Inc. , Class A (a) ................................................ 890 9
Goosehead Insurance, Inc. , Class A .......................................... 2,784 271
Granite Point Mortgage Trust, Inc. ........................................... 4,808 9
Great Southern Bancorp, Inc. .............................................. 1,005 55
Green Dot Corp. , Class A (a) ............................................... 5,658 47
Greene County Bancorp, Inc. .............................................. 754 17
Greenlight Capital Re Ltd. , Class A (a) ........................................ 3,034 40
Guaranty Bancshares, Inc. ................................................. 922 36
Guild Holdings Co. , Class A ............................................... 1,059 14
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,072 352
Hamilton Insurance Group Ltd. , Class B (a) .................................... 6,736 125
Hamilton Lane, Inc. , Class A ............................................... 4,684 724
Hancock Whitney Corp. .................................................. 10,239 533
Hanmi Financial Corp. ................................................... 3,501 80
Hanover Bancorp, Inc. ................................................... 391 9
HarborOne Bancorp, Inc. ................................................. 4,403 50
Hawthorn Bancshares, Inc. ................................................ 617 18
HBT Financial, Inc. ..................................................... 1,412 33
HCI Group, Inc. ........................................................ 1,006 147
Heritage Commerce Corp. ................................................ 6,926 63
Heritage Financial Corp. .................................................. 3,968 91
Heritage Insurance Holdings, Inc. (a) ......................................... 2,611 49
Hilltop Holdings, Inc. .................................................... 5,414 160
Hippo Holdings, Inc. (a) .................................................. 1,589 37
Home Bancorp, Inc. ..................................................... 796 40
Home Bancshares, Inc. ................................................... 22,163 615
HomeStreet, Inc. (a) ..................................................... 2,036 23
HomeTrust Bancshares, Inc. ............................................... 1,707 58
Hope Bancorp, Inc. ..................................................... 13,683 136

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Horace Mann Educators Corp. .............................................. 4,870 $ 202
Horizon Bancorp, Inc. ................................................... 5,002 73
Houlihan Lokey, Inc. .................................................... 6,507 1,055
I3 Verticals, Inc. , Class A (a) ............................................... 2,605 65
Independent Bank Corp. MA ............................................... 5,062 299
Independent Bank Corp. MI ............................................... 2,356 72
Innventure, Inc. (a) (b) .................................................... 2,853 12
International Bancshares Corp. ............................................. 6,641 405
International Money Express, Inc. (a) ......................................... 3,278 41
Invesco Ltd. ........................................................... 53,045 739
Invesco Mortgage Capital, Inc. ............................................. 7,195 53
Investar Holding Corp. ................................................... 914 17
Investors Title Co. ...................................................... 161 37
Jack Henry & Associates, Inc. .............................................. 8,738 1,515
Jackson Financial, Inc. , Class A ............................................. 8,571 668
James River Group Holdings Ltd. ........................................... 3,718 18
Jefferies Financial Group, Inc. .............................................. 19,798 925
John Marshall Bancorp, Inc. ............................................... 1,375 24
Kearny Financial Corp. ................................................... 6,545 41
Kemper Corp. ......................................................... 7,325 433
Kingstone Cos., Inc. (a) ................................................... 1,051 18
Kingsway Financial Services, Inc. (a) ......................................... 2,150 19
Kinsale Capital Group, Inc. ................................................ 2,658 1,157
KKR Real Estate Finance Trust, Inc. ......................................... 7,817 72
Ladder Capital Corp. .................................................... 13,350 139
Lakeland Financial Corp. ................................................. 3,013 168
Lazard, Inc. ........................................................... 10,540 410
LCNB Corp. .......................................................... 1,458 22
Lemonade, Inc. (a) (b) .................................................... 6,512 190
LendingClub Corp. (a) .................................................... 13,055 128
LendingTree, Inc. (a) ..................................................... 1,289 67
Lincoln National Corp. ................................................... 20,299 647
LINKBANCORP, Inc. ................................................... 2,608 18
Live Oak Bancshares, Inc. ................................................ 4,109 107
loanDepot, Inc. , Class A (a) ................................................ 7,166 8
Lument Finance Trust, Inc. (b) .............................................. 3,263 9
Maiden Holdings Ltd. (a) .................................................. 3,321 5
MainStreet Bancshares, Inc. ............................................... 633 12
MarketAxess Holdings, Inc. ............................................... 4,444 985
Marqeta, Inc. , Class A (a) ................................................. 48,918 204
MBIA, Inc. (a) ......................................................... 4,902 23
Medallion Financial Corp. ................................................ 1,647 15
Mercantile Bank Corp. ................................................... 1,817 77
Merchants Bancorp ..................................................... 2,377 72
Mercury General Corp. ................................................... 3,178 176
Meridian Corp. ........................................................ 899 12
Metrocity Bankshares, Inc. ................................................ 2,148 59
Metropolitan Bank Holding Corp. (a) ......................................... 1,116 69
MFA Financial, Inc. ..................................................... 12,075 119
MGIC Investment Corp. .................................................. 28,703 715
Mid Penn Bancorp, Inc. .................................................. 1,841 53
Middlefield Banc Corp. .................................................. 794 21
Midland States Bancorp, Inc. .............................................. 2,316 38
MidWestOne Financial Group, Inc. .......................................... 2,267 63
Moelis & Co. , Class A ................................................... 8,414 451
Morningstar, Inc. ....................................................... 3,028 862
Mr. Cooper Group, Inc. (a) ................................................. 7,402 881
MVB Financial Corp. .................................................... 1,307 22
National Bank Holdings Corp. , Class A ....................................... 4,457 161
National Bankshares, Inc. ................................................. 669 17
Navient Corp. ......................................................... 11,871 147
NB Bancorp, Inc. (a) ..................................................... 4,389 75
NBT Bancorp, Inc. ...................................................... 5,549 235

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NCR Atleos Corp. (a) .................................................... 8,610 $ 240
Nelnet, Inc. , Class A ..................................................... 1,939 206
NerdWallet, Inc. , Class A (a) ............................................... 3,983 36
New York Mortgage Trust, Inc. ............................................. 9,847 58
NewtekOne, Inc. ....................................................... 2,798 29
Nexpoint Real Estate Finance, Inc. .......................................... 1,847 27
NI Holdings, Inc. (a) ..................................................... 666 8
Nicolet Bankshares, Inc. .................................................. 1,616 189
NMI Holdings, Inc. (a) ................................................... 9,228 334
Northeast Bank ........................................................ 809 67
Northeast Community Bancorp, Inc. ......................................... 1,388 32
Northfield Bancorp, Inc. .................................................. 4,345 46
Northrim Bancorp, Inc. ................................................... 622 50
Northwest Bancshares, Inc. ................................................ 14,439 178
Norwood Financial Corp. ................................................. 898 22
Oak Valley Bancorp ..................................................... 740 19
OceanFirst Financial Corp. ................................................ 6,729 111
OFG Bancorp ......................................................... 5,363 211
Ohio Valley Banc Corp. .................................................. 385 14
Old National Bancorp .................................................... 38,124 785
Old Republic International Corp. ............................................ 27,531 1,035
Old Second Bancorp, Inc. ................................................. 4,934 78
OneMain Holdings, Inc. .................................................. 14,293 673
Onity Group, Inc. (a) ..................................................... 724 27
OP Bancorp ........................................................... 1,236 16
Open Lending Corp. (a) ................................................... 11,518 14
Oportun Financial Corp. (a) ................................................ 3,377 17
Oppenheimer Holdings, Inc. , Class A ......................................... 660 39
OppFi, Inc. (b) ......................................................... 2,501 23
Orange County Bancorp, Inc. .............................................. 966 23
Orchid Island Capital, Inc. (b) .............................................. 10,989 79
Origin Bancorp, Inc. ..................................................... 3,343 107
Orrstown Financial Services, Inc. ........................................... 2,148 64
Oscar Health, Inc. , Class A (a) .............................................. 21,240 276
P10, Inc. , Class A ....................................................... 6,732 75
Pacific Premier Bancorp, Inc. .............................................. 11,323 230
Palomar Holdings, Inc. (a) ................................................. 3,133 454
Park National Corp. ..................................................... 1,887 283
Parke Bancorp, Inc. ..................................................... 1,051 20
Pathward Financial, Inc. .................................................. 2,815 223
Patria Investments Ltd. , Class A (b) .......................................... 6,829 72
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,307 75
Payoneer Global, Inc. (a) .................................................. 31,998 225
Paysafe Ltd. (a) ......................................................... 3,579 55
Paysign, Inc. (a) ........................................................ 3,034 7
PCB Bancorp .......................................................... 1,237 24
Peapack-Gladstone Financial Corp. .......................................... 1,721 48
Penns Woods Bancorp, Inc. ................................................ 792 23
PennyMac Financial Services, Inc. .......................................... 5,888 574
PennyMac Mortgage Investment Trust ........................................ 10,213 131
Peoples Bancorp of North Carolina, Inc. ....................................... 502 14
Peoples Bancorp, Inc. .................................................... 4,089 119
Peoples Financial Services Corp. ............................................ 1,068 46
Perella Weinberg Partners ................................................. 6,575 113
Pinnacle Financial Partners, Inc. ............................................ 9,174 920
Pioneer Bancorp, Inc. (a) .................................................. 1,185 13
Piper Sandler Cos. ...................................................... 2,067 498
PJT Partners, Inc. , Class A ................................................ 2,594 368
Plumas Bancorp ........................................................ 582 26
Ponce Financial Group, Inc. (a) ............................................. 2,162 28
Popular, Inc. .......................................................... 8,209 783
PRA Group, Inc. (a) ..................................................... 4,531 83
Preferred Bank ......................................................... 1,464 117

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Primerica, Inc. ......................................................... 3,988 $ 1,045
Primis Financial Corp. ................................................... 2,093 17
Princeton Bancorp, Inc. .................................................. 525 16
ProAssurance Corp. (a) ................................................... 6,013 140
PROG Holdings, Inc. .................................................... 4,706 124
Prosperity Bancshares, Inc. ................................................ 11,002 747
Provident Bancorp, Inc. (a) ................................................ 1,730 19
Provident Financial Services, Inc. ........................................... 14,718 241
QCR Holdings, Inc. ..................................................... 1,941 126
Radian Group, Inc. ...................................................... 17,237 551
RBB Bancorp ......................................................... 1,898 30
Ready Capital Corp. (b) ................................................... 19,092 85
Red River Bancshares, Inc. ................................................ 473 25
Redwood Trust, Inc. ..................................................... 15,529 96
Regional Management Corp. ............................................... 1,018 34
Reinsurance Group of America, Inc. ......................................... 7,927 1,485
Remitly Global, Inc. (a) ................................................... 17,787 360
RenaissanceRe Holdings Ltd. .............................................. 5,657 1,369
Renasant Corp. ........................................................ 11,002 353
Repay Holdings Corp. (a) ................................................. 8,557 34
Republic Bancorp, Inc. , Class A ............................................ 948 64
Richmond Mutual Bancorp, Inc. ............................................ 977 14
Rithm Capital Corp. ..................................................... 62,444 698
Rithm Property Trust, Inc. ................................................. 4,549 13
RLI Corp. ............................................................ 9,810 726
Rocket Cos., Inc. , Class A (b) ............................................... 16,382 211
Root, Inc. , Class A (a) .................................................... 967 135
Runway Growth Finance Corp. ............................................. 4,279 39
Ryan Specialty Holdings, Inc. .............................................. 12,784 837
S&T Bancorp, Inc. ...................................................... 4,510 164
Safety Insurance Group, Inc. ............................................... 1,728 132
SB Financial Group, Inc. ................................................. 610 12
Seacoast Banking Corp. of Florida ........................................... 10,083 239
Security National Financial Corp. , Class A (a) ................................... 1,610 16
SEI Investments Co. ..................................................... 11,503 901
Selective Insurance Group, Inc. ............................................. 7,258 633
Selectquote, Inc. (a) ..................................................... 15,902 50
ServisFirst Bancshares, Inc. ............................................... 6,093 434
Seven Hills Realty Trust .................................................. 1,602 19
Sezzle, Inc. (a) (b) ....................................................... 2,286 119
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 7,975 652
Shore Bancshares, Inc. ................................................... 3,481 48
Sierra Bancorp ......................................................... 1,419 38
Silvercrest Asset Management Group, Inc. , Class A ............................... 986 15
Simmons First National Corp. , Class A ....................................... 14,843 277
SiriusPoint Ltd. (a) ...................................................... 17,882 300
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,215 224
SLM Corp. ........................................................... 25,036 724
SmartFinancial, Inc. ..................................................... 1,619 49
South Plains Financial, Inc. ................................................ 1,416 48
Southern First Bancshares, Inc. (a) ........................................... 829 29
Southern Missouri Bancorp, Inc. ............................................ 1,112 59
Southern States Bancshares, Inc. ............................................ 857 29
Southside Bancshares, Inc. ................................................ 3,396 96
SouthState Corp. ....................................................... 12,064 1,047
Starwood Property Trust, Inc. .............................................. 38,325 735
Stellar Bancorp, Inc. ..................................................... 5,706 142
StepStone Group, Inc. , Class A ............................................. 7,919 396
Sterling Bancorp, Inc. (a) (c) ................................................ 2,117 — (d)
Stewart Information Services Corp. .......................................... 3,277 215
Stifel Financial Corp. .................................................... 12,100 1,037
Stock Yards Bancorp, Inc. ................................................. 3,226 235
StoneX Group, Inc. (a) ................................................... 5,028 445

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Synovus Financial Corp. .................................................. 16,873 $ 731
Texas Capital Bancshares, Inc. (a) ........................................... 5,406 368
TFS Financial Corp. ..................................................... 6,151 80
The Baldwin Insurance Group, Inc. (a) ........................................ 8,094 337
The Bancorp, Inc. (a) ..................................................... 5,356 259
The Bank of NT Butterfield & Son Ltd. ....................................... 5,588 225
The First Bancorp, Inc. ................................................... 1,099 27
The First of Long Island Corp. ............................................. 2,424 28
The Hanover Insurance Group, Inc. .......................................... 4,290 713
The Hingham Institution for Savings (b) ....................................... 182 45
The Western Union Co. ................................................... 40,346 400
Third Coast Bancshares, Inc. (a) ............................................. 1,258 37
Timberland Bancorp, Inc. ................................................. 824 25
Tiptree, Inc. ........................................................... 2,506 56
Tompkins Financial Corp. ................................................. 1,551 92
Towne Bank .......................................................... 9,005 297
TPG RE Finance Trust, Inc. ............................................... 7,757 59
TPG, Inc. ............................................................ 10,232 475
Tradeweb Markets, Inc. , Class A ............................................ 13,935 1,927
TriCo Bancshares ....................................................... 3,618 140
Triumph Financial, Inc. (a) ................................................. 2,615 140
Trupanion, Inc. (a) (b) .................................................... 3,582 131
TrustCo Bank Corp. ..................................................... 2,155 66
Trustmark Corp. ........................................................ 6,693 225
TWFG, Inc. (a) ......................................................... 1,542 49
Two Harbors Investment Corp. ............................................. 12,250 145
UMB Financial Corp. .................................................... 8,378 792
Union Bankshares, Inc. ................................................... 388 13
United Bankshares, Inc. .................................................. 16,851 578
United Community Banks, Inc. ............................................. 14,265 394
United Fire Group, Inc. ................................................... 2,510 69
United Security Bancshares ................................................ 1,348 12
Unity Bancorp, Inc. ..................................................... 737 31
Universal Insurance Holdings, Inc. .......................................... 2,993 73
Univest Financial Corp. .................................................. 3,374 100
Unum Group .......................................................... 21,133 1,641
Upstart Holdings, Inc. (a) .................................................. 9,796 468
USCB Financial Holdings, Inc. ............................................. 1,111 19
UWM Holdings Corp. ................................................... 14,225 67
Valley National Bancorp .................................................. 57,598 495
Velocity Financial, Inc. (a) ................................................. 2,234 40
Veritex Holdings, Inc. .................................................... 6,220 145
Victory Capital Holdings, Inc. , Class A (e) ..................................... 5,955 341
Virginia National Bankshares Corp. .......................................... 513 19
Virtu Financial, Inc. , Class A ............................................... 10,149 397
Virtus Investment Partners, Inc. ............................................. 780 120
Voya Financial, Inc. ..................................................... 11,466 679
WaFd, Inc. ............................................................ 9,635 275
Walker & Dunlop, Inc. ................................................... 3,839 294
Washington Trust Bancorp, Inc. ............................................. 2,222 61
Waterstone Financial, Inc. ................................................. 1,758 21
Webster Financial Corp. .................................................. 20,478 969
WesBanco, Inc. ........................................................ 11,143 332
West Bancorp, Inc. ...................................................... 1,677 33
Westamerica Bancorp .................................................... 3,039 147
Western Alliance Bancorp ................................................. 13,116 914
Western New England Bancorp, Inc. ......................................... 1,987 18
Westwood Holdings Group, Inc. ............................................ 726 12
WEX, Inc. (a) .......................................................... 4,641 605
White Mountains Insurance Group Ltd. ....................................... 299 528
William Penn Bancorp ................................................... 713 9
Wintrust Financial Corp. .................................................. 7,892 877
WisdomTree, Inc. ....................................................... 13,804 120

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
World Acceptance Corp. (a) ................................................ 584 $ 75
WSFS Financial Corp. ................................................... 6,955 359
Zions Bancorp NA ...................................................... 17,550 789
118,244
Health Care (12.5%):
10X Genomics, Inc. , Class A (a) ............................................. 12,047 100
2seventy bio, Inc. (a) ..................................................... 5,305 26
4D Molecular Therapeutics, Inc. (a) .......................................... 4,193 14
89bio, Inc. (a) .......................................................... 16,691 134
Abeona Therapeutics, Inc. (a) ............................................... 4,243 28
Absci Corp. (a) (b) ....................................................... 10,485 32
Acadia Healthcare Co., Inc. (a) .............................................. 10,872 254
ACADIA Pharmaceuticals, Inc. (a) ........................................... 19,892 290
Accuray, Inc. (a) ........................................................ 10,738 17
ACELYRIN, Inc. (a) ..................................................... 8,051 20
Achieve Life Sciences, Inc. (a) .............................................. 2,598 7
Aclaris Therapeutics, Inc. (a) ............................................... 9,767 13
Acrivon Therapeutics, Inc. (a) .............................................. 1,484 2
Actuate Therapeutics, Inc. (a) ............................................... 415 4
Acumen Pharmaceuticals, Inc. (a) ............................................ 3,464 4
AdaptHealth Corp. (a) .................................................... 10,294 88
Adaptive Biotechnologies Corp. (a) .......................................... 17,147 126
Addus HomeCare Corp. (a) ................................................ 2,131 223
ADMA Biologics, Inc. (a) ................................................. 27,468 654
Adverum Biotechnologies, Inc. (a) ........................................... 1,082 4
agilon health, Inc. (a) ..................................................... 36,231 154
Agios Pharmaceuticals, Inc. (a) ............................................. 6,607 196
AirSculpt Technologies, Inc. (a) (b) ........................................... 607 1
Akebia Therapeutics, Inc. (a) ............................................... 24,311 59
Akero Therapeutics, Inc. (a) ................................................ 8,486 387
Aldeyra Therapeutics, Inc. (a) .............................................. 6,660 18
Alector, Inc. (a) ......................................................... 7,425 9
Alignment Healthcare, Inc. (a) .............................................. 13,361 237
Alkermes PLC (a) ....................................................... 19,095 549
Allogene Therapeutics, Inc. (a) (b) ........................................... 14,911 25
Alpha Teknova, Inc. (a) ................................................... 923 6
Alphatec Holdings, Inc. (a) ................................................ 10,974 121
Altimmune, Inc. (a) ...................................................... 8,810 46
Alumis, Inc. (a) (b) ...................................................... 2,806 12
Amedisys, Inc. (a) ....................................................... 3,843 365
American Well Corp. , Class A (a) ............................................ 1,172 9
Amicus Therapeutics, Inc. (a) ............................................... 35,649 274
AMN Healthcare Services, Inc. (a) ........................................... 4,498 92
Amneal Pharmaceuticals, Inc. (a) ............................................ 15,686 120
Amphastar Pharmaceuticals, Inc. (a) .......................................... 4,252 104
Amylyx Pharmaceuticals, Inc. (a) ............................................ 7,223 37
AnaptysBio, Inc. (a) ..................................................... 3,319 74
Anavex Life Sciences Corp. (a) (b) ........................................... 9,732 92
AngioDynamics, Inc. (a) .................................................. 4,484 42
ANI Pharmaceuticals, Inc. (a) .............................................. 2,110 149
Anika Therapeutics, Inc. (a) ................................................ 1,579 23
Annexon, Inc. (a) ....................................................... 10,433 19
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,546 241
Apogee Therapeutics, Inc. (a) ............................................... 4,412 173
Applied Therapeutics, Inc. (a) .............................................. 6,741 3
Aquestive Therapeutics, Inc. (a) (b) ........................................... 9,932 29
Arcellx, Inc. (a) ........................................................ 4,843 315
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 2,746 35
Arcus Biosciences, Inc. (a) ................................................. 7,596 66
Arcutis Biotherapeutics, Inc. (a) ............................................. 12,508 187
Ardelyx, Inc. (a) ........................................................ 27,474 151
ArriVent Biopharma, Inc. (a) (b) ............................................. 2,243 48
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 13,686 190

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
ARS Pharmaceuticals, Inc. (a) (b) ............................................ 6,052 $ 85
Artiva Biotherapeutics, Inc. (a) .............................................. 834 2
Artivion, Inc. (a) ........................................................ 4,685 111
Arvinas, Inc. (a) ........................................................ 6,970 67
Astrana Health, Inc. (a) ................................................... 4,362 136
Astria Therapeutics, Inc. (a) ................................................ 5,252 27
Atea Pharmaceuticals, Inc. (a) .............................................. 7,792 23
Atossa Therapeutics, Inc. (a) ............................................... 12,294 11
AtriCure, Inc. (a) ....................................................... 5,660 169
aTyr Pharma, Inc. (a) ..................................................... 9,158 32
Aura Biosciences, Inc. (a) ................................................. 5,050 29
Avanos Medical, Inc. (a) .................................................. 5,289 66
Aveanna Healthcare Holdings, Inc. (a) ........................................ 6,246 29
Avidity Biosciences, Inc. (a) ............................................... 13,360 436
Avita Medical, Inc. (a) .................................................... 2,929 28
Axogen, Inc. (a) ........................................................ 4,956 81
Axsome Therapeutics, Inc. (a) .............................................. 4,828 542
Azenta, Inc. (a) ......................................................... 5,371 141
Beam Therapeutics, Inc. (a) ................................................ 10,539 210
Benitec Biopharma, Inc. (a) ................................................ 2,494 34
Bicara Therapeutics, Inc. (a) (b) ............................................. 3,584 52
BioAge Labs, Inc. (a) .................................................... 1,989 8
BioCryst Pharmaceuticals, Inc. (a) ........................................... 23,582 209
Biodesix, Inc. (a) ....................................................... 6,029 3
Biohaven Ltd. (a) ....................................................... 10,699 237
BioLife Solutions, Inc. (a) ................................................. 5,414 131
BioMarin Pharmaceutical, Inc. (a) ........................................... 22,715 1,447
Biomea Fusion, Inc. (a) (b) ................................................. 2,875 6
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,311 564
Biote Corp. , Class A (a) ................................................... 3,066 10
Bio-Techne Corp. ....................................................... 18,852 949
Bioventus, Inc. , Class A (a) ................................................ 5,256 38
Black Diamond Therapeutics, Inc. (a) ......................................... 3,907 7
Blueprint Medicines Corp. (a) .............................................. 7,560 677
Bridgebio Pharma, Inc. (a) ................................................. 18,017 691
BrightSpring Health Services, Inc. (a) (b) ....................................... 8,134 143
Brookdale Senior Living, Inc. (a) ............................................ 21,040 138
Bruker Corp. .......................................................... 12,409 497
Butterfly Network, Inc. (a) ................................................. 21,041 49
C4 Therapeutics, Inc. (a) (b) ................................................ 5,570 9
Cabaletta Bio, Inc. (a) .................................................... 3,818 5
Candel Therapeutics, Inc. (a) (b) ............................................. 3,402 17
Capricor Therapeutics, Inc. (a) (b) ............................................ 4,628 59
Cardiff Oncology, Inc. (a) (b) ............................................... 6,584 18
CareDx, Inc. (a) ........................................................ 6,169 104
Cargo Therapeutics, Inc. (a) ................................................ 3,184 15
Caribou Biosciences, Inc. (a) ............................................... 7,453 6
Cartesian Therapeutics, Inc. (a) (b) ........................................... 878 11
Cassava Sciences, Inc. (a) (b) ............................................... 3,664 6
Castle Biosciences, Inc. (a) ................................................ 3,246 65
Catalyst Pharmaceuticals, Inc. (a) ............................................ 13,294 323
Celcuity, Inc. (a) ........................................................ 3,441 38
Celldex Therapeutics, Inc. (a) ............................................... 7,711 161
Century Therapeutics, Inc. (a) .............................................. 177 — (d)
Ceribell, Inc. (a) ........................................................ 2,341 38
Certara, Inc. (a) ......................................................... 14,437 200
Cerus Corp. (a) ......................................................... 19,925 26
CG oncology, Inc. (a) .................................................... 5,386 145
Charles River Laboratories International, Inc. (a) ................................. 6,099 723
Checkpoint Therapeutics, Inc. (a) ............................................ 3,863 16
Chemed Corp. ......................................................... 1,732 1,007
Cibus, Inc. (a) (b) ........................................................ 1,619 4
Cidara Therapeutics, Inc. (a) ............................................... 726 15

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Claritev Corp. (a) ....................................................... 726 $ 16
ClearPoint Neuro, Inc. (a) ................................................. 2,745 40
Climb Bio, Inc. (a) ...................................................... 4,960 7
Clover Health Investments Corp. (a) .......................................... 45,691 155
Codexis, Inc. (a) ........................................................ 8,967 21
Cogent Biosciences, Inc. (a) ................................................ 11,197 58
Coherus Biosciences, Inc. (a) (b) ............................................. 11,144 11
Collegium Pharmaceutical, Inc. (a) ........................................... 3,590 97
Community Health Systems, Inc. (a) .......................................... 13,679 37
Compass Therapeutics, Inc. (a) .............................................. 8,882 17
Concentra Group Holdings Parent, Inc. ....................................... 13,148 286
CONMED Corp. ....................................................... 3,601 177
Contineum Therapeutics, Inc. , Class A (a) ...................................... 1,328 5
Corbus Pharmaceuticals Holdings, Inc. (a) ..................................... 896 7
Corcept Therapeutics, Inc. (a) .............................................. 11,237 808
CorMedix, Inc. (a) ...................................................... 6,847 63
CorVel Corp. (a) ........................................................ 3,461 376
Corvus Pharmaceuticals, Inc. (a) ............................................ 5,074 18
Crinetics Pharmaceuticals, Inc. (a) ........................................... 10,414 348
Cross Country Healthcare, Inc. (a) ........................................... 3,608 49
CryoPort, Inc. (a) ....................................................... 5,497 31
Cullinan Therapeutics, Inc. (a) .............................................. 4,033 33
CVRx, Inc. (a) ......................................................... 1,744 13
Cytek Biosciences, Inc. (a) ................................................. 13,552 50
Cytokinetics, Inc. (a) ..................................................... 13,902 596
DaVita, Inc. (a) ......................................................... 9,204 1,303
Day One Biopharmaceuticals, Inc. (a) ......................................... 8,736 68
Definitive Healthcare Corp. (a) .............................................. 4,587 12
Delcath Systems, Inc. (a) .................................................. 3,230 39
Denali Therapeutics, Inc. (a) ............................................... 15,051 251
DENTSPLY SIRONA, Inc. ................................................ 23,778 331
Design Therapeutics, Inc. (a) ............................................... 3,178 15
Dianthus Therapeutics, Inc. (a) (b) ............................................ 2,477 54
Disc Medicine, Inc. (a) ................................................... 2,554 126
DocGo, Inc. (a) ......................................................... 9,822 22
Doximity, Inc. , Class A (a) ................................................. 15,632 889
Dynavax Technologies Corp. (a) ............................................. 14,146 166
Dyne Therapeutics, Inc. (a) ................................................ 9,960 117
Edgewise Therapeutics, Inc. (a) ............................................. 7,999 131
Editas Medicine, Inc. (a) (b) ................................................ 8,330 14
Elanco Animal Health, Inc. (a) .............................................. 59,099 560
Electromed, Inc. (a) ...................................................... 736 17
Eledon Pharmaceuticals, Inc. (a) ............................................. 6,006 19
Elutia, Inc. (a) .......................................................... 2,297 5
Embecta Corp. ......................................................... 6,314 77
Emergent BioSolutions, Inc. (a) ............................................. 6,021 32
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,030 12
Encompass Health Corp. .................................................. 11,957 1,399
Enhabit, Inc. (a) ........................................................ 5,098 41
Enliven Therapeutics, Inc. (a) (b) ............................................ 3,713 70
Enovis Corp. (a) ........................................................ 6,734 233
Entrada Therapeutics, Inc. (a) ............................................... 2,464 23
Envista Holdings Corp. (a) ................................................. 20,353 327
Erasca, Inc. (a) ......................................................... 17,985 26
Esperion Therapeutics, Inc. (a) (b) ............................................ 22,308 22
Establishment Labs Holdings, Inc. (a) (b) ....................................... 3,084 94
Eton Pharmaceuticals, Inc. (a) .............................................. 2,891 49
Evolent Health, Inc. , Class A (a) ............................................. 13,639 134
Evolus, Inc. (a) ......................................................... 6,633 76
Exact Sciences Corp. (a) .................................................. 22,072 1,007
Exelixis, Inc. (a) ........................................................ 32,781 1,283
EyePoint Pharmaceuticals, Inc. (a) ........................................... 6,833 47
Fate Therapeutics, Inc. (a) ................................................. 9,333 12

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Foghorn Therapeutics, Inc. (a) .............................................. 2,798 $ 12
Fortrea Holdings, Inc. (a) .................................................. 10,598 66
Fractyl Health, Inc. (a) .................................................... 763 1
Fulcrum Therapeutics, Inc. (a) .............................................. 5,093 20
Fulgent Genetics, Inc. (a) .................................................. 2,299 40
Galectin Therapeutics, Inc. (a) .............................................. 3,725 5
GeneDx Holdings Corp. (a) ................................................ 2,943 197
Geron Corp. (a) ......................................................... 71,057 100
Glaukos Corp. (a) ....................................................... 6,583 620
Globus Medical, Inc. (a) .................................................. 13,744 986
GoodRx Holdings, Inc. , Class A (a) .......................................... 10,294 48
Gossamer Bio, Inc. (a) .................................................... 20,031 20
GRAIL, Inc. (a) (b) ...................................................... 3,276 113
Greenwich Lifesciences, Inc. (a) (b) .......................................... 511 5
Guardant Health, Inc. (a) .................................................. 14,225 672
Gyre Therapeutics, Inc. (a) (b) .............................................. 1,672 16
Haemonetics Corp. (a) .................................................... 5,975 377
Halozyme Therapeutics, Inc. (a) ............................................. 14,683 902
Harmony Biosciences Holdings, Inc. (a) ....................................... 5,196 153
Harrow, Inc. (a) ......................................................... 3,643 90
Health Catalyst, Inc. (a) ................................................... 7,633 30
HealthEquity, Inc. (a) .................................................... 10,196 874
HealthStream, Inc. ...................................................... 2,859 96
Henry Schein, Inc. (a) .................................................... 14,779 960
Heron Therapeutics, Inc. (a) (b) .............................................. 17,399 42
Hims & Hers Health, Inc. (a) ............................................... 21,945 726
Humacyte, Inc. (a) (b) .................................................... 11,251 16
ICU Medical, Inc. (a) .................................................... 2,717 371
Ideaya Biosciences, Inc. (a) ................................................ 9,653 194
IGM Biosciences, Inc. (a) ................................................. 352 1
ImmunityBio, Inc. (a) (b) .................................................. 10,095 25
Immunome, Inc. (a) ...................................................... 8,609 76
Immunovant, Inc. (a) ..................................................... 8,264 133
InfuSystem Holdings, Inc. (a) ............................................... 1,940 9
Inhibikase Therapeutics, Inc. (a) ............................................. 4,230 10
Inhibrx Biosciences, Inc. (a) ................................................ 1,063 13
Innoviva, Inc. (a) ....................................................... 7,389 138
Inogen, Inc. (a) ......................................................... 2,520 18
Inozyme Pharma, Inc. (a) .................................................. 3,077 4
Insmed, Inc. (a) ......................................................... 21,325 1,535
Inspire Medical Systems, Inc. (a) ............................................ 3,399 538
Instil Bio, Inc. (a) (b) ..................................................... 250 3
Integer Holdings Corp. (a) ................................................. 3,902 493
Integra LifeSciences Holdings Corp. (a) ....................................... 7,911 130
Intellia Therapeutics, Inc. (a) ............................................... 11,552 102
Ionis Pharmaceuticals, Inc. (a) .............................................. 18,621 572
Iovance Biotherapeutics, Inc. (a) ............................................ 31,576 113
iRadimed Corp. ........................................................ 933 49
iRhythm Technologies, Inc. (a) .............................................. 3,679 393
Ironwood Pharmaceuticals, Inc. (a) ........................................... 17,388 16
iTeos Therapeutics, Inc. (a) ................................................ 3,669 27
Janux Therapeutics, Inc. (a) ................................................ 5,922 197
Jasper Therapeutics, Inc. (a) ................................................ 967 5
Jazz Pharmaceuticals PLC (a) .............................................. 6,958 814
KalVista Pharmaceuticals, Inc. (a) ........................................... 4,490 62
Keros Therapeutics, Inc. (a) ................................................ 3,778 55
Kewaunee Scientific Corp. (a) .............................................. 202 6
Kiniksa Pharmaceuticals International PLC (a) .................................. 4,768 129
Kodiak Sciences, Inc. (a) .................................................. 5,127 22
Korro Bio, Inc. (a) ....................................................... 540 10
KORU Medical Systems, Inc. (a) ............................................ 4,396 12
Krystal Biotech, Inc. (a) ................................................... 2,954 502
Kura Oncology, Inc. (a) ................................................... 8,788 58

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Kymera Therapeutics, Inc. (a) .............................................. 6,462 $ 221
Kyverna Therapeutics, Inc. (a) .............................................. 1,410 3
Lantheus Holdings, Inc. (a) ................................................ 8,021 837
Larimar Therapeutics, Inc. (a) .............................................. 3,451 9
LeMaitre Vascular, Inc. ................................................... 2,463 224
LENZ Therapeutics, Inc. (a) ................................................ 2,655 76
Lexeo Therapeutics, Inc. (a) ................................................ 2,400 9
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 17,748 13
Lifecore Biomedical, Inc. (a) ............................................... 3,696 25
LifeMD, Inc. (a) ........................................................ 3,893 29
LifeStance Health Group, Inc. (a) ............................................ 13,519 89
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,257 248
Lineage Cell Therapeutics, Inc. (a) ........................................... 22,856 11
Liquidia Corp. (a) ....................................................... 8,292 116
Lyell Immunopharma, Inc. (a) .............................................. 11,179 5
MacroGenics, Inc. (a) .................................................... 5,394 9
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,243 749
MannKind Corp. (a) ..................................................... 35,348 178
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 13,375 27
Masimo Corp. (a) ....................................................... 5,989 964
MaxCyte, Inc. (a) ....................................................... 11,123 32
MBX Biosciences, Inc. (a) (b) ............................................... 1,651 17
Medpace Holdings, Inc. (a) ................................................ 3,000 925
MeiraGTx Holdings PLC (a) ............................................... 6,048 43
Merit Medical Systems, Inc. (a) ............................................. 6,906 652
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mersana Therapeutics, Inc. (a) .............................................. 4,892 2
Mesa Laboratories, Inc. .................................................. 617 71
MiMedx Group, Inc. (a) ................................................... 13,796 95
Mineralys Therapeutics, Inc. (a) ............................................. 2,838 40
Mirum Pharmaceuticals, Inc. (a) ............................................. 4,690 204
ModivCare, Inc. (a) (b) .................................................... 17 — (d)
Monte Rosa Therapeutics, Inc. (a) (b) ......................................... 5,115 25
MoonLake Immunotherapeutics (a) .......................................... 6,329 266
Myomo, Inc. (a) ........................................................ 3,477 16
Myriad Genetics, Inc. (a) .................................................. 10,391 77
National HealthCare Corp. ................................................ 1,355 128
National Research Corp. .................................................. 1,623 18
Nautilus Biotechnology, Inc. (a) ............................................. 4,694 3
Nektar Therapeutics (a) ................................................... 18,436 15
Neogen Corp. (a) ....................................................... 25,932 131
NeoGenomics, Inc. (a) .................................................... 15,143 97
Neumora Therapeutics, Inc. (a) (b) ........................................... 4,727 4
Neurocrine Biosciences, Inc. (a) ............................................. 11,673 1,257
Neurogene, Inc. (a) (b) .................................................... 1,900 29
NeuroPace, Inc. (a) ...................................................... 2,636 31
Niagen Bioscience, Inc. (a) ................................................ 5,673 45
Nkarta, Inc. (a) (b) ....................................................... 4,563 10
Novavax, Inc. (a) (b) ..................................................... 17,421 116
Novocure Ltd. (a) ....................................................... 11,845 215
Nurix Therapeutics, Inc. (a) ................................................ 8,818 102
Nutex Health, Inc. (a) .................................................... 367 40
Nuvalent, Inc. , Class A (a) ................................................. 5,334 409
Nuvation Bio, Inc. (a) (b) .................................................. 26,353 59
Ocugen, Inc. (a) (b) ...................................................... 31,697 24
Ocular Therapeutix, Inc. (a) ................................................ 15,905 132
Olema Pharmaceuticals, Inc. (a) ............................................. 6,043 31
Omeros Corp. (a) (b) ..................................................... 6,470 48
OmniAb, Inc. (a) ........................................................ 10,990 19
Omnicell, Inc. (a) ....................................................... 5,466 171
OnKure Therapeutics, Inc. (a) .............................................. 566 1
OPKO Health, Inc. (a) .................................................... 35,537 49
Option Care Health, Inc. (a) ................................................ 19,664 635

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
OraSure Technologies, Inc. (a) .............................................. 8,144 $ 24
Organogenesis Holdings, Inc. (a) ............................................ 15,111 74
Organon & Co. ........................................................ 30,967 400
ORIC Pharmaceuticals, Inc. (a) ............................................. 4,867 28
Orthofix Medical, Inc. (a) ................................................. 4,418 61
OrthoPediatrics Corp. (a) .................................................. 1,907 40
Oruka Therapeutics, Inc. (a) ................................................ 3,633 38
Owens & Minor, Inc. (a) .................................................. 8,289 59
Pacific Biosciences of California, Inc. (a) (b) .................................... 27,822 31
Pacira BioSciences, Inc. (a) ................................................ 5,269 142
PACS Group, Inc. (a) ..................................................... 4,482 43
PDL BioPharma, Inc. (a) (b) (c) .............................................. 17,605 3
Pediatrix Medical Group, Inc. (a) ............................................ 10,102 130
Penumbra, Inc. (a) ....................................................... 4,483 1,313
PepGen, Inc. (a) (b) ...................................................... 1,898 3
Perrigo Co. PLC ....................................................... 16,364 421
Personalis, Inc. (a) ...................................................... 4,755 18
Perspective Therapeutics, Inc. (a) ............................................ 4,998 12
Phathom Pharmaceuticals, Inc. (a) (b) ......................................... 4,338 19
Phibro Animal Health Corp. , Class A ......................................... 2,352 44
Phreesia, Inc. (a) ........................................................ 6,355 159
Pliant Therapeutics, Inc. (a) ................................................ 4,997 8
Praxis Precision Medicines, Inc. (a) .......................................... 2,212 83
Precigen, Inc. (a) ........................................................ 18,353 29
Premier, Inc. , Class A .................................................... 10,775 219
Prestige Consumer Healthcare, Inc. (a) ........................................ 5,895 479
Prime Medicine, Inc. (a) (b) ................................................ 5,223 9
Privia Health Group, Inc. (a) ............................................... 12,835 301
PROCEPT BioRobotics Corp. (a) ............................................ 6,245 337
Pro-Dex, Inc. (a) ........................................................ 217 14
Progyny, Inc. (a) ........................................................ 8,563 196
ProKidney Corp. (a) (b) ................................................... 8,874 8
Protagonist Therapeutics, Inc. (a) ............................................ 6,959 319
Protalix BioTherapeutics, Inc. (a) ............................................ 7,479 23
PTC Therapeutics, Inc. (a) ................................................. 9,246 461
Pulmonx Corp. (a) ....................................................... 3,904 19
Pulse Biosciences, Inc. (a) (b) ............................................... 1,267 22
Puma Biotechnology, Inc. (a) ............................................... 4,036 13
Pyxis Oncology, Inc. (a) .................................................. 3,161 3
Quanterix Corp. (a) ...................................................... 3,694 21
Quantum-Si, Inc. (a) (b) ................................................... 15,034 17
QuidelOrtho Corp. (a) .................................................... 7,954 221
RadNet, Inc. (a) ........................................................ 7,948 416
Rapport Therapeutics, Inc. (a) (b) ............................................ 1,908 22
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 36,084 202
REGENXBIO, Inc. (a) ................................................... 5,132 49
Relay Therapeutics, Inc. (a) ................................................ 14,664 49
Renovaro, Inc. (a) ....................................................... 5,820 2
Repligen Corp. (a) ....................................................... 6,383 881
Replimune Group, Inc. (a) ................................................. 7,257 71
Revolution Medicines, Inc. (a) .............................................. 19,526 788
Rezolute, Inc. (a) ....................................................... 5,336 20
Rhythm Pharmaceuticals, Inc. (a) ............................................ 6,845 446
Rigel Pharmaceuticals, Inc. (a) .............................................. 1,993 39
Rocket Pharmaceuticals, Inc. (a) ............................................. 11,651 89
Royalty Pharma PLC , Class A .............................................. 40,317 1,323
RxSight, Inc. (a) ........................................................ 4,556 67
Sage Therapeutics, Inc. (a) ................................................. 6,297 46
Sagimet Biosciences, Inc. , Class A (a) (b) ....................................... 2,061 7
Sana Biotechnology, Inc. (a) (b) ............................................. 13,825 26
Sanara Medtech, Inc. (a) (b) ................................................ 296 9
Sangamo Therapeutics, Inc. (a) ............................................. 20,938 16
Sarepta Therapeutics, Inc. (a) ............................................... 11,002 687

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Savara, Inc. (a) ......................................................... 9,909 $ 32
Scholar Rock Holding Corp. (a) ............................................. 8,763 288
Schrodinger, Inc. (a) ..................................................... 7,432 191
Scilex Holding Co. (a) (b) (f) (g) .............................................. 204 1
scPharmaceuticals, Inc. (a) ................................................. 3,288 8
Seer, Inc. (a) ........................................................... 3,141 6
Select Medical Holdings Corp. ............................................. 13,179 240
Semler Scientific, Inc. (a) (b) ............................................... 887 29
Senseonics Holdings, Inc. (a) ............................................... 69,837 52
Sensus Healthcare, Inc. (a) ................................................. 1,228 5
Septerna, Inc. (a) (b) ..................................................... 2,872 20
Sera Prognostics, Inc. , Class A (a) ........................................... 2,094 6
Seres Therapeutics, Inc. (a) ................................................ 626 6
SI-BONE, Inc. (a) ....................................................... 4,330 59
SIGA Technologies, Inc. .................................................. 4,543 25
Sight Sciences, Inc. (a) ................................................... 2,798 9
Simulations Plus, Inc. .................................................... 1,916 66
Skye Bioscience, Inc. (a) (b) ................................................ 764 2
Soleno Therapeutics, Inc. (a) ............................................... 4,020 301
Solid Biosciences, Inc. (a) ................................................. 7,687 25
Solventum Corp. (a) ..................................................... 16,696 1,104
Sonida Senior Living, Inc. (a) .............................................. 2,034 47
Sotera Health Co. (a) ..................................................... 18,312 211
SpringWorks Therapeutics, Inc. (a) ........................................... 8,447 391
Spyre Therapeutics, Inc. (a) ................................................ 6,059 92
STAAR Surgical Co. (a) .................................................. 5,816 106
Standard BioTools, Inc. (a) ................................................ 42,622 47
Stereotaxis, Inc. (a) ...................................................... 7,287 15
Stoke Therapeutics, Inc. (a) ................................................ 4,641 45
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,393 208
Surgery Partners, Inc. (a) .................................................. 9,088 200
Surmodics, Inc. (a) ...................................................... 1,598 45
Sutro Biopharma, Inc. (a) .................................................. 5,997 6
Syndax Pharmaceuticals, Inc. (a) ............................................ 10,021 142
Tactile Systems Technology, Inc. (a) .......................................... 2,607 37
Talkspace, Inc. (a) ....................................................... 15,713 48
Tandem Diabetes Care, Inc. (a) .............................................. 7,868 133
Tango Therapeutics, Inc. (a) ................................................ 5,691 8
Tarsus Pharmaceuticals, Inc. (a) ............................................. 3,965 206
Taysha Gene Therapies, Inc. (a) ............................................. 17,623 34
Tectonic Therapeutic, Inc. (a) ............................................... 1,168 24
Tela Bio, Inc. (a) ........................................................ 2,294 2
Teladoc Health, Inc. (a) ................................................... 20,539 148
Teleflex, Inc. .......................................................... 5,574 764
Tempus AI, Inc. (a) (b) .................................................... 9,299 480
Tenaya Therapeutics, Inc. (a) ............................................... 11,775 6
Tenet Healthcare Corp. (a) ................................................. 11,217 1,603
Terns Pharmaceuticals, Inc. (a) .............................................. 6,936 23
TG Therapeutics, Inc. (a) .................................................. 17,041 776
The Ensign Group, Inc. ................................................... 6,685 862
The Joint Corp. (a) ...................................................... 1,626 16
The Pennant Group, Inc. (a) ................................................ 3,920 100
Theravance Biopharma, Inc. (a) ............................................. 5,270 52
Third Harmonic Bio, Inc. (a) ............................................... 2,003 10
Tourmaline Bio, Inc. (a) ................................................... 1,796 31
TransMedics Group, Inc. (a) (b) ............................................. 3,893 358
Travere Therapeutics, Inc. (a) ............................................... 10,459 218
Treace Medical Concepts, Inc. (a) ............................................ 5,189 37
Trevi Therapeutics, Inc. (a) ................................................ 6,070 42
TruBridge, Inc. (a) ...................................................... 1,656 43
TScan Therapeutics, Inc. (a) ................................................ 3,718 6
TuHURA Biosciences, Inc. (a) (b) ............................................ 2,267 9
Twist Bioscience Corp. (a) ................................................. 6,766 259

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Tyra Biosciences, Inc. (a) (b) ............................................... 3,494 $ 36
U.S. Physical Therapy, Inc. ................................................ 1,774 126
UFP Technologies, Inc. (a) ................................................. 881 184
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,402 405
United Therapeutics Corp. (a) .............................................. 5,315 1,611
Universal Health Services, Inc. , Class B ....................................... 6,562 1,162
Upstream Bio, Inc. (a) (b) .................................................. 2,024 19
Utah Medical Products, Inc. ............................................... 348 18
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,121 28
Varex Imaging Corp. (a) .................................................. 4,745 39
Vaxart, Inc. (a) ......................................................... 21,581 10
Vaxcyte, Inc. (a) ........................................................ 15,066 540
Ventyx Biosciences, Inc. (a) ................................................ 5,392 7
Vera Therapeutics, Inc. (a) ................................................. 5,830 136
Veracyte, Inc. (a) ........................................................ 9,246 282
Verastem, Inc. (a) ....................................................... 4,435 33
Vericel Corp. (a) ........................................................ 5,933 226
Verve Therapeutics, Inc. (a) ................................................ 7,552 43
Viking Therapeutics, Inc. (a) ............................................... 13,095 378
Vir Biotechnology, Inc. (a) ................................................. 10,262 63
Viridian Therapeutics, Inc. (a) .............................................. 8,711 118
Voyager Therapeutics, Inc. (a) .............................................. 4,856 17
WaVe Life Sciences Ltd. (a) ................................................ 14,612 113
Waystar Holding Corp. (a) ................................................. 11,729 436
XBiotech, Inc. (a) ....................................................... 1,711 5
Xencor, Inc. (a) ......................................................... 7,819 86
Xeris Biopharma Holdings, Inc. (a) .......................................... 16,790 77
XOMA Royalty Corp. (a) ................................................. 1,312 32
Y-mAbs Therapeutics, Inc. (a) (b) ............................................ 3,739 16
Zenas Biopharma, Inc. (a) (b) ............................................... 1,047 12
Zentalis Pharmaceuticals, Inc. (a) ............................................ 5,064 7
Zevra Therapeutics, Inc. (a) ................................................ 6,125 45
Zimvie, Inc. (a) ......................................................... 3,082 28
Zymeworks, Inc. (a) ..................................................... 7,973 104
Zynex, Inc. (a) (b) ....................................................... 1,259 2
82,322
Industrials (17.9%):
374Water, Inc. (a) ....................................................... 3,012 1
3D Systems Corp. (a) .................................................... 14,845 27
A.O. Smith Corp. ....................................................... 14,019 951
AAON, Inc. ........................................................... 8,113 740
AAR Corp. (a) ......................................................... 4,197 224
ABM Industries, Inc. .................................................... 7,355 359
ACCO Brands Corp. .................................................... 10,312 40
Acme United Corp. ..................................................... 348 13
Acuity, Inc. ........................................................... 3,720 906
ACV Auctions, Inc. , Class A (a) ............................................. 19,482 286
Advanced Drainage Systems, Inc. ........................................... 8,577 973
AECOM ............................................................. 15,936 1,572
AeroVironment, Inc. (a) ................................................... 3,358 509
AerSale Corp. (a) ....................................................... 3,238 23
AGCO Corp. .......................................................... 7,448 632
Air Lease Corp. ........................................................ 12,480 584
Alamo Group, Inc. ...................................................... 1,383 231
Alaska Air Group, Inc. (a) ................................................. 14,769 654
Albany International Corp. ................................................ 3,665 241
Alight, Inc. , Class A ..................................................... 54,220 277
Allegiant Travel Co. ..................................................... 1,671 78
Allegion PLC ......................................................... 10,366 1,443
Allient, Inc. ........................................................... 1,604 34
Allison Transmission Holdings, Inc. ......................................... 10,244 945
Alta Equipment Group, Inc. (b) ............................................. 1,986 8
Amentum Holdings, Inc. (a) ................................................ 20,781 453

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ameresco, Inc. , Class A (a) ................................................ 3,706 $ 39
American Airlines Group, Inc. (a) ............................................ 78,172 778
American Superconductor Corp. (a) .......................................... 4,455 88
American Woodmark Corp. (a) .............................................. 1,713 101
Amprius Technologies, Inc. (a) (b) ............................................ 8,619 19
API Group Corp. (a) ..................................................... 29,848 1,129
Apogee Enterprises, Inc. .................................................. 2,560 102
Applied Industrial Technologies, Inc. ......................................... 4,578 1,114
ArcBest Corp. ......................................................... 2,719 159
Archer Aviation, Inc. , Class A (a) ............................................ 49,016 408
Arcosa, Inc. ........................................................... 5,771 462
Argan, Inc. ........................................................... 1,551 238
Aris Water Solutions, Inc. , Class A ........................................... 3,199 80
Armstrong World Industries, Inc. ............................................ 5,182 752
Array Technologies, Inc. (a) ................................................ 17,673 84
ASGN, Inc. (a) ......................................................... 5,040 254
Astec Industries, Inc. .................................................... 2,655 96
Astronics Corp. (a) ...................................................... 3,480 79
Asure Software, Inc. (a) ................................................... 2,814 29
Atkore, Inc. ........................................................... 4,066 260
Avis Budget Group, Inc. (a) (b) .............................................. 4,083 378
AZZ, Inc. ............................................................ 3,517 305
Babcock & Wilcox Enterprises, Inc. (a) ........................................ 6,962 3
Barrett Business Services, Inc. ............................................. 2,969 120
BlackSky Technology, Inc. (a) .............................................. 2,799 23
Blade Air Mobility, Inc. (a) ................................................ 6,040 16
Blink Charging Co. (a) (b) ................................................. 9,026 7
Bloom Energy Corp. , Class A (a) ............................................ 23,386 428
Blue Bird Corp. (a) ...................................................... 3,761 131
BlueLinx Holdings, Inc. (a) ................................................ 934 61
Boise Cascade Co. ...................................................... 4,513 421
Bowman Consulting Group Ltd. (a) .......................................... 1,594 35
Brady Corp. , Class A .................................................... 5,247 369
Bridger Aerospace Group Holdings, Inc. (a) (b) .................................. 482 1
BrightView Holdings, Inc. (a) .............................................. 7,047 97
BWX Technologies, Inc. .................................................. 10,991 1,199
Byrna Technologies, Inc. (a) (b) ............................................. 2,014 45
C.H. Robinson Worldwide, Inc. ............................................. 14,216 1,268
CACI International, Inc. , Class A (a) ......................................... 2,672 1,223
Cadre Holdings, Inc. ..................................................... 3,185 93
Casella Waste Systems, Inc. (a) ............................................. 7,473 878
CBIZ, Inc. (a) .......................................................... 6,134 418
CECO Environmental Corp. (a) ............................................. 3,504 83
ChargePoint Holdings, Inc. (a) (b) ............................................ 45,250 28
Chart Industries, Inc. (a) .................................................. 5,475 739
Civeo Corp. ........................................................... 1,318 25
Clean Harbors, Inc. (a) ................................................... 6,112 1,308
Columbus McKinnon Corp. ............................................... 3,266 49
Comfort Systems USA, Inc. ............................................... 4,223 1,679
Concentrix Corp. ....................................................... 5,466 279
Concrete Pumping Holdings, Inc. ........................................... 2,355 14
Conduent, Inc. (a) ....................................................... 16,831 36
Construction Partners, Inc. , Class A (a) ........................................ 5,531 454
Core & Main, Inc. , Class A (a) .............................................. 22,874 1,205
CoreCivic, Inc. (a) ...................................................... 12,670 287
Covenant Logistics Group, Inc. ............................................. 1,821 36
CRA International, Inc. ................................................... 775 126
Crane Co. ............................................................ 6,854 1,103
CSG Systems International, Inc. ............................................ 3,310 199
CSW Industrials, Inc. .................................................... 1,998 624
Curtiss-Wright Corp. .................................................... 4,521 1,559
Custom Truck One Source, Inc. (a) (b) ......................................... 7,370 30
Dayforce, Inc. (a) ....................................................... 18,564 1,074

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Deluxe Corp. .......................................................... 5,135 $ 75
Distribution Solutions Group, Inc. (a) ......................................... 1,056 28
DLH Holdings Corp. (a) .................................................. 976 4
DNOW, Inc. (a) ........................................................ 12,374 196
Donaldson Co., Inc. ..................................................... 14,328 942
Douglas Dynamics, Inc. .................................................. 2,620 63
Driven Brands Holdings, Inc. (a) ............................................ 6,874 114
Ducommun, Inc. (a) ..................................................... 1,632 94
Dun & Bradstreet Holdings, Inc. ............................................ 37,244 334
DXP Enterprises, Inc. (a) .................................................. 1,513 134
Dycom Industries, Inc. (a) ................................................. 3,361 563
Energy Recovery, Inc. (a) ................................................. 6,282 97
Energy Vault Holdings, Inc. (a) (b) ........................................... 8,010 6
Enerpac Tool Group Corp. ................................................ 6,431 260
EnerSys .............................................................. 4,655 403
Ennis, Inc. ............................................................ 2,858 51
Enovix Corp. (a) (b) ...................................................... 19,443 130
Enpro, Inc. ........................................................... 2,530 378
Enviri Corp. (a) ......................................................... 8,905 61
Eos Energy Enterprises, Inc. (a) (b) ........................................... 26,117 136
Esab Corp. ............................................................ 6,834 821
ESCO Technologies, Inc. ................................................. 3,088 483
Everus Construction Group, Inc. (a) .......................................... 6,085 245
EVI Industries, Inc. ..................................................... 488 8
ExlService Holdings, Inc. (a) ............................................... 18,819 912
Exponent, Inc. ......................................................... 6,053 476
Federal Signal Corp. ..................................................... 7,174 584
First Advantage Corp. (a) .................................................. 9,294 131
Flowserve Corp. ........................................................ 15,797 715
Fluence Energy, Inc. (a) (b) ................................................. 8,671 35
Fluor Corp. (a) ......................................................... 20,033 699
Forrester Research, Inc. (a) ................................................ 1,157 11
Fortune Brands Innovations, Inc. ............................................ 14,690 791
Forward Air Corp. (a) .................................................... 2,304 34
Franklin Covey Co. (a) ................................................... 1,274 26
Franklin Electric Co., Inc. ................................................. 4,716 401
FreightCar America, Inc. (a) ................................................ 1,374 8
Frontier Group Holdings, Inc. (a) ............................................ 9,637 29
FTAI Aviation Ltd. ...................................................... 12,191 1,306
FTAI Infrastructure, Inc. .................................................. 13,203 57
FTI Consulting, Inc. (a) ................................................... 4,258 708
FuelCell Energy, Inc. (a) (b) ................................................ 2,125 9
Gates Industrial Corp. PLC (a) .............................................. 30,420 576
GATX Corp. .......................................................... 4,241 619
Genco Shipping & Trading Ltd. ............................................. 4,906 64
Gencor Industries, Inc. (a) ................................................. 1,047 13
Generac Holdings, Inc. (a) ................................................. 7,068 808
Genpact Ltd. .......................................................... 19,430 977
Gibraltar Industries, Inc. (a) ................................................ 3,581 190
Global Industrial Co. .................................................... 856 22
GMS, Inc. (a) .......................................................... 4,583 336
GrafTech International Ltd. (a) .............................................. 19,990 13
Graham Corp. (a) ....................................................... 1,176 36
Granite Construction, Inc. ................................................. 5,182 421
Great Lakes Dredge & Dock Corp. (a) ........................................ 7,716 70
Griffon Corp. .......................................................... 4,766 325
GXO Logistics, Inc. (a) ................................................... 14,119 512
H&E Equipment Services, Inc. ............................................. 3,841 345
Hayward Holdings, Inc. (a) ................................................ 23,779 317
Healthcare Services Group, Inc. (a) ........................................... 8,602 122
Heartland Express, Inc. ................................................... 5,120 39
Heidrick & Struggles International, Inc. ....................................... 2,335 91
Helios Technologies, Inc. ................................................. 3,933 107

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Herc Holdings, Inc. ..................................................... 3,380 $ 370
Hertz Global Holdings, Inc. (a) (b) ........................................... 35,291 241
Hexcel Corp. .......................................................... 9,694 470
Hillenbrand, Inc. ....................................................... 8,348 169
Hillman Solutions Corp. (a) ................................................ 23,273 163
HireQuest, Inc. ........................................................ 519 5
HNI Corp. ............................................................ 5,489 232
Hub Group, Inc. , Class A ................................................. 7,153 226
Hudson Technologies, Inc. (a) .............................................. 4,472 30
Huntington Ingalls Industries, Inc. ........................................... 4,691 1,081
Hurco Cos., Inc. (a) ...................................................... 590 10
Huron Consulting Group, Inc. (a) ............................................ 2,058 277
Hyliion Holdings Corp. (a) (b) .............................................. 12,820 19
Hyster-Yale, Inc. ....................................................... 997 38
IBEX Holdings Ltd. (a) ................................................... 1,104 28
ICF International, Inc. ................................................... 2,170 184
IES Holdings, Inc. (a) .................................................... 2,332 459
Innodata, Inc. (a) ........................................................ 3,562 135
Innovative Solutions and Support, Inc. (a) ...................................... 1,266 9
Insperity, Inc. .......................................................... 4,233 275
Insteel Industries, Inc. .................................................... 2,158 73
Interface, Inc. ......................................................... 6,735 127
Intuitive Machines, Inc. (a) (b) .............................................. 9,492 78
ITT, Inc. ............................................................. 9,756 1,337
Janus International Group, Inc. (a) ........................................... 15,905 109
JBT Marel Corp. ....................................................... 5,780 608
JELD-WEN Holding, Inc. (a) ............................................... 9,710 54
JetBlue Airways Corp. (a) ................................................. 35,719 156
Joby Aviation, Inc. (a) (b) .................................................. 51,939 327
Kadant, Inc. ........................................................... 1,401 413
Karat Packaging, Inc. .................................................... 758 20
KBR, Inc. ............................................................ 15,747 832
Kelly Services, Inc. , Class A ............................................... 3,506 41
Kennametal, Inc. ....................................................... 9,146 178
Kforce, Inc. ........................................................... 2,129 81
Kirby Corp. (a) ......................................................... 6,791 654
Knight-Swift Transportation Holdings, Inc. .................................... 18,927 741
Korn Ferry ........................................................... 6,125 378
Kratos Defense & Security Solutions, Inc. (a) ................................... 17,979 607
KULR Technology Group, Inc. (a) (b) ......................................... 23,232 29
L.B. Foster Co. , Class A (a) ................................................ 1,099 22
Landstar System, Inc. .................................................... 4,212 565
Legalzoom.com, Inc. (a) .................................................. 13,609 100
Leonardo DRS, Inc. ..................................................... 8,926 330
Limbach Holdings, Inc. (a) ................................................ 1,170 112
Lincoln Electric Holdings, Inc. ............................................. 6,458 1,138
Lindsay Corp. ......................................................... 1,274 164
Liquidity Services, Inc. (a) ................................................. 2,762 88
Loar Holdings, Inc. (a) (b) ................................................. 8,754 828
LSI Industries, Inc. ...................................................... 3,043 46
Lyft, Inc. , Class A (a) .................................................... 45,582 565
ManpowerGroup, Inc. ................................................... 5,521 238
Marten Transport Ltd. .................................................... 6,817 88
Masco Corp. .......................................................... 25,452 1,543
MasTec, Inc. (a) ........................................................ 7,422 945
Mastech Digital, Inc. (a) .................................................. 195 1
Masterbrand, Inc. (a) ..................................................... 15,019 182
Matrix Service Co. (a) .................................................... 3,023 35
Matson, Inc. .......................................................... 3,863 421
Matthews International Corp. , Class A ........................................ 3,479 71
Maximus, Inc. ......................................................... 6,735 451
Mayville Engineering Co., Inc. (a) ........................................... 1,744 22
McGrath RentCorp ...................................................... 2,908 310

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
MDU Resources Group, Inc. ............................................... 23,805 $ 408
Mercury Systems, Inc. (a) ................................................. 7,004 350
Microvast Holdings, Inc. (a) (b) ............................................. 22,233 43
Miller Industries, Inc. .................................................... 1,278 52
MillerKnoll, Inc. ....................................................... 8,031 132
Mistras Group, Inc. (a) ................................................... 2,017 18
Montrose Environmental Group, Inc. (a) ....................................... 3,500 51
Moog, Inc. , Class A ..................................................... 3,450 577
MRC Global, Inc. (a) ..................................................... 9,854 115
MSA Safety, Inc. ....................................................... 4,435 698
MSC Industrial Direct Co., Inc. ............................................. 5,226 400
Mueller Industries, Inc. ................................................... 13,179 969
Mueller Water Products, Inc. , Class A ........................................ 18,434 484
MYR Group, Inc. (a) ..................................................... 1,898 232
NANO Nuclear Energy, Inc. (a) ............................................. 2,840 65
National Presto Industries, Inc. ............................................. 627 53
NeoVolta, Inc. (a) (b) ..................................................... 2,573 9
NEXTracker, Inc. , Class A (a) .............................................. 16,793 682
NN, Inc. (a) ........................................................... 4,455 9
Northwest Pipe Co. (a) ................................................... 1,122 48
NuScale Power Corp. (a) (b) ................................................ 13,310 221
NV5 Global, Inc. (a) ..................................................... 6,810 126
nVent Electric PLC ...................................................... 19,655 1,079
Omega Flex, Inc. ....................................................... 369 11
OPENLANE, Inc. (a) .................................................... 12,601 233
Orion Group Holdings, Inc. (a) .............................................. 4,011 26
Oshkosh Corp. ......................................................... 7,717 646
Owens Corning ........................................................ 10,211 1,485
Palladyne AI Corp. (a) (b) .................................................. 2,632 16
PAMT Corp. (a) ........................................................ 500 7
Pangaea Logistics Solutions Ltd. ............................................ 3,096 12
Park Aerospace Corp. .................................................... 1,944 25
Park-Ohio Holdings Corp. ................................................ 1,058 21
Parsons Corp. (a) ....................................................... 12,759 853
Paycom Software, Inc. ................................................... 6,085 1,378
Paylocity Holding Corp. (a) ................................................ 5,394 1,036
Performant Healthcare, Inc. (a) .............................................. 7,689 18
Perma-Fix Environmental Services, Inc. (a) ..................................... 1,262 10
Perma-Pipe International Holdings, Inc. (a) ..................................... 700 8
Pitney Bowes, Inc. ...................................................... 21,534 187
Planet Labs PBC (a) ..................................................... 23,802 78
Plug Power, Inc. (a) (b) .................................................... 103,028 90
Powell Industries, Inc. ................................................... 1,130 207
Preformed Line Products Co. .............................................. 391 54
Primoris Services Corp. .................................................. 6,398 384
Proficient Auto Logistics, Inc. (a) (b) .......................................... 2,306 19
Proto Labs, Inc. (a) ...................................................... 2,831 100
Pursuit Attractions and Hospitality, Inc. (a) ..................................... 2,432 71
Quad/Graphics, Inc. ..................................................... 1,345 6
Quanex Building Products Corp. ............................................ 5,548 91
Quest Resource Holding Corp. (a) ........................................... 1,367 3
Radiant Logistics, Inc. (a) ................................................. 4,008 23
RBC Bearings, Inc. (a) ................................................... 3,729 1,225
RCM Technologies, Inc. (a) ................................................ 465 8
Redwire Corp. (a) (b) ..................................................... 2,871 31
Regal Rexnord Corp. .................................................... 7,935 840
Resideo Technologies, Inc. (a) .............................................. 17,368 291
Resources Connection, Inc. ................................................ 3,548 20
REV Group, Inc. ....................................................... 6,085 199
Robert Half, Inc. ....................................................... 11,942 529
Rocket Lab USA, Inc. (a) ................................................. 44,764 975
Rush Enterprises, Inc. , Class A ............................................. 8,450 431
RXO, Inc. (a) .......................................................... 19,257 271

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ryder System, Inc. ...................................................... 4,915 $ 677
Safe Bulkers, Inc. ....................................................... 6,357 22
Saia, Inc. (a) ........................................................... 3,202 781
Schneider National, Inc. , Class B ............................................ 5,838 125
Science Applications International Corp. ...................................... 5,842 707
Sensata Technologies Holding PLC .......................................... 17,799 381
Shoals Technologies Group, Inc. , Class A (a) .................................... 19,296 70
Simpson Manufacturing Co., Inc. ........................................... 5,036 774
SiteOne Landscape Supply, Inc. (a) ........................................... 5,334 612
Skillsoft Corp. (a) ....................................................... 419 8
Sky Harbour Group Corp. (a) (b) ............................................. 2,335 25
SkyWest, Inc. (a) ........................................................ 4,673 417
Spire Global, Inc. (a) (b) ................................................... 2,155 20
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 13,965 503
SPX Technologies, Inc. (a) ................................................. 5,443 730
Standardaero, Inc. (a) .................................................... 39,257 1,061
Standex International Corp. ................................................ 1,400 198
Steelcase, Inc. , Class A ................................................... 10,095 100
Sterling Infrastructure, Inc. (a) .............................................. 3,551 531
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,494 54
Sunrun, Inc. (a) ......................................................... 26,289 181
Symbotic, Inc. (a) (b) ..................................................... 5,148 111
T1 Energy, Inc. (a) (b) .................................................... 11,299 14
TaskUS, Inc. , Class A (a) .................................................. 2,017 28
Taylor Devices, Inc. (a) ................................................... 311 10
Tennant Co. ........................................................... 2,207 159
Terex Corp. ........................................................... 7,767 273
Tetra Tech, Inc. ........................................................ 32,169 1,003
The AZEK Co., Inc. (a) ................................................... 16,982 842
The Brink's Co. ........................................................ 5,147 459
The Eastern Co. ........................................................ 605 13
The GEO Group, Inc. (a) .................................................. 15,988 500
The Gorman-Rupp Co. ................................................... 2,436 87
The Greenbrier Cos., Inc. ................................................. 3,598 153
The Manitowoc Co., Inc. (a) ............................................... 3,864 30
The Middleby Corp. (a) ................................................... 6,377 850
The Shyft Group, Inc. .................................................... 3,553 30
The Timken Co. ........................................................ 7,589 488
The Toro Co. .......................................................... 12,008 820
Thermon Group Holdings, Inc. (a) ........................................... 3,887 102
Titan International, Inc. (a) ................................................. 5,568 41
Titan Machinery, Inc. (a) .................................................. 2,381 40
Transcat, Inc. (a) (b) ...................................................... 1,068 85
Trex Co., Inc. (a) ........................................................ 12,831 742
TriNet Group, Inc. ...................................................... 5,797 454
Trinity Industries, Inc. ................................................... 9,693 243
Triumph Group, Inc. (a) ................................................... 9,085 231
TrueBlue, Inc. (a) ....................................................... 3,021 13
TTEC Holdings, Inc. (a) .................................................. 1,976 8
Tutor Perini Corp. (a) .................................................... 5,203 112
Twin Disc, Inc. ........................................................ 1,094 8
UFP Industries, Inc. ..................................................... 7,169 709
U-Haul Holding Co. ..................................................... 12,964 710
UL Solutions, Inc. , Class A ................................................ 7,387 422
Ultralife Corp. (a) ....................................................... 824 4
UniFirst Corp. ......................................................... 1,778 317
Universal Logistics Holdings, Inc. ........................................... 728 16
Upwork, Inc. (a) ........................................................ 14,665 193
V2X, Inc. (a) .......................................................... 2,005 100
Valmont Industries, Inc. .................................................. 2,379 698
Verra Mobility Corp. (a) .................................................. 19,075 416
Vestis Corp. ........................................................... 15,581 137
Vicor Corp. (a) ......................................................... 1,411 56

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Virco Mfg. Corp. ....................................................... 1,432 $ 13
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 3,404 10
VSE Corp. ............................................................ 2,267 260
Wabash National Corp. ................................................... 4,746 33
Watts Water Technologies, Inc. , Class A ....................................... 3,252 676
Werner Enterprises, Inc. .................................................. 7,059 174
WESCO International, Inc. ................................................ 5,765 939
Wheels Up Experience, Inc. (a) (b) ........................................... 39,746 46
Willdan Group, Inc. (a) ................................................... 1,579 62
Willis Lease Finance Corp. ................................................ 270 42
WillScot Holdings Corp. .................................................. 21,505 540
Woodward, Inc. ........................................................ 6,676 1,252
Xometry, Inc. , Class A (a) ................................................. 5,121 131
Zurn Elkay Water Solutions Corp. ........................................... 18,146 616
118,258
Information Technology (12.5%):
8x8, Inc. (a) ........................................................... 14,486 26
A10 Networks, Inc. ..................................................... 8,548 141
ACI Worldwide, Inc. (a) .................................................. 12,534 669
ACM Research, Inc. , Class A (a) ............................................ 5,858 114
Adeia, Inc. ............................................................ 12,293 151
ADTRAN Holdings, Inc. (a) ............................................... 8,088 62
Advanced Energy Industries, Inc. ........................................... 4,492 438
Aehr Test Systems (a) (b) .................................................. 3,115 27
Aeva Technologies, Inc. (a) (b) .............................................. 3,523 25
Agilysys, Inc. (a) ....................................................... 3,179 236
Alarm.com Holdings, Inc. (a) ............................................... 5,645 303
Alkami Technology, Inc. (a) ................................................ 7,791 208
Allegro MicroSystems, Inc. (a) .............................................. 14,714 281
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,804 53
Ambarella, Inc. (a) ...................................................... 4,708 226
Amdocs Ltd. .......................................................... 13,436 1,190
Amkor Technology, Inc. .................................................. 11,958 209
Amplitude, Inc. , Class A (a) ................................................ 9,169 84
Appfolio, Inc. , Class A (a) ................................................. 2,660 549
Appian Corp. , Class A (a) ................................................. 4,622 144
Applied Digital Corp. (a) (b) ................................................ 20,315 92
Applied Optoelectronics, Inc. (a) ............................................ 5,518 71
Arlo Technologies, Inc. (a) ................................................. 11,488 113
Arrow Electronics, Inc. (a) ................................................. 6,238 695
Arteris, Inc. (a) ......................................................... 2,962 20
Asana, Inc. , Class A (a) ................................................... 10,044 162
Astera Labs, Inc. (a) ..................................................... 14,650 957
Atomera, Inc. (a) (b) ..................................................... 3,025 13
AudioEye, Inc. (a) ....................................................... 797 9
Aurora Innovation, Inc. (a) ................................................. 116,075 840
AvePoint, Inc. (a) ....................................................... 12,819 210
Aviat Networks, Inc. (a) ................................................... 1,270 22
Avnet, Inc. ............................................................ 10,324 485
Axcelis Technologies, Inc. (a) .............................................. 3,785 185
Backblaze, Inc. , Class A (a) ................................................ 4,333 19
Badger Meter, Inc. ...................................................... 3,526 779
Bel Fuse, Inc. , Class B ................................................... 1,388 91
Belden, Inc. ........................................................... 4,774 492
Benchmark Electronics, Inc. ............................................... 4,150 135
BigBear.ai Holdings, Inc. (a) (b) ............................................. 23,062 79
BigCommerce Holdings, Inc. , Class 1 (a) ...................................... 7,325 38
BILL Holdings, Inc. (a) ................................................... 11,050 504
Bit Digital, Inc. (a) ...................................................... 17,251 33
Bitdeer Technologies Group (a) (b) ........................................... 10,386 99
Blackbaud, Inc. (a) ...................................................... 4,626 280
BlackLine, Inc. (a) ...................................................... 6,221 294
Blend Labs, Inc. , Class A (a) ............................................... 24,133 81

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Box, Inc. , Class A (a) .................................................... 16,633 $ 519
Braze, Inc. , Class A (a) ................................................... 8,360 260
C3.ai, Inc. , Class A (a) (b) ................................................. 13,916 306
Calix, Inc. (a) .......................................................... 7,149 292
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 54,049 500
Cellebrite DI Ltd. (a) ..................................................... 9,194 182
Cerence, Inc. (a) ........................................................ 4,586 42
CEVA, Inc. (a) ......................................................... 2,691 71
Ciena Corp. (a) ......................................................... 16,854 1,132
Cipher Mining, Inc. (a) (b) ................................................. 29,807 85
Cirrus Logic, Inc. (a) ..................................................... 6,373 612
Cleanspark, Inc. (a) (b) .................................................... 32,652 267
Clear Secure, Inc. , Class A ................................................ 10,680 264
Clearfield, Inc. (a) ....................................................... 1,354 39
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 27,563 627
Climb Global Solutions, Inc. ............................................... 444 47
Cognex Corp. ......................................................... 20,413 557
Coherent Corp. (a) ...................................................... 18,429 1,185
Cohu, Inc. (a) .......................................................... 5,331 85
CommScope Holding Co., Inc. (a) ........................................... 24,704 92
Commvault Systems, Inc. (a) ............................................... 5,215 872
CompoSecure, Inc. , Class A (b) ............................................. 4,882 54
Confluent, Inc. , Class A (a) ................................................ 31,178 742
Consensus Cloud Solutions, Inc. (a) .......................................... 2,194 44
Core Scientific, Inc. (a) ................................................... 30,825 250
CoreCard Corp. (a) ...................................................... 571 11
Corsair Gaming, Inc. (a) .................................................. 5,171 37
Couchbase, Inc. (a) ...................................................... 4,671 82
CPI Card Group, Inc. (a) .................................................. 632 17
Crane NXT Co. ........................................................ 5,880 276
Credo Technology Group Holding Ltd. (a) ..................................... 17,629 759
Crexendo, Inc. (a) ....................................................... 1,101 5
CS Disco, Inc. (a) ....................................................... 2,225 8
CSP, Inc. ............................................................. 700 12
CTS Corp. ............................................................ 3,484 133
Daktronics, Inc. (a) ...................................................... 5,207 66
Dave, Inc. (a) .......................................................... 1,103 105
Diebold Nixdorf, Inc. (a) .................................................. 4,434 197
Digi International, Inc. (a) ................................................. 4,251 116
Digimarc Corp. (a) ...................................................... 1,674 22
Digital Turbine, Inc. (a) ................................................... 10,329 31
DigitalOcean Holdings, Inc. (a) ............................................. 7,434 230
Diodes, Inc. (a) ......................................................... 5,362 206
Docusign, Inc. (a) ....................................................... 24,094 1,970
Dolby Laboratories, Inc. , Class A ........................................... 7,281 559
Domo, Inc. , Class B (a) ................................................... 3,663 27
DoubleVerify Holdings, Inc. (a) ............................................. 16,692 221
Dropbox, Inc. , Class A (a) ................................................. 25,762 736
D-Wave Quantum, Inc. (a) (b) ............................................... 30,923 214
DXC Technology Co. (a) .................................................. 21,415 332
E2open Parent Holdings, Inc. (a) ............................................ 27,520 54
Eastman Kodak Co. (a) ................................................... 7,225 45
eGain Corp. (a) ......................................................... 1,779 9
Elastic NV (a) .......................................................... 10,838 934
Enphase Energy, Inc. (a) .................................................. 15,310 683
EPAM Systems, Inc. (a) ................................................... 6,609 1,037
ePlus, Inc. (a) .......................................................... 3,117 194
Everspin Technologies, Inc. (a) .............................................. 1,630 9
Evolv Technologies Holdings, Inc. (a) ......................................... 12,446 55
Expensify, Inc. , Class A (a) ................................................ 6,277 19
Extreme Networks, Inc. (a) ................................................ 15,429 203
F5, Inc. (a) ............................................................ 6,904 1,828
Fabrinet (a) ............................................................ 4,321 886

Victory Portfolios III
Victory Extended Market Index Fund
44
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
FARO Technologies, Inc. (a) ............................................... 2,127 $ 63
Fastly, Inc. , Class A (a) ................................................... 15,408 89
Five9, Inc. (a) .......................................................... 8,920 224
FormFactor, Inc. (a) ..................................................... 9,225 260
Frequency Electronics, Inc. ................................................ 897 17
Freshworks, Inc. , Class A (a) ............................................... 22,329 330
Genasys, Inc. (a) ........................................................ 3,379 7
Gitlab, Inc. , Class A (a) ................................................... 15,480 722
Globant SA (a) ......................................................... 5,189 610
Grid Dynamics Holdings, Inc. (a) ............................................ 9,272 131
Guidewire Software, Inc. (a) ............................................... 10,034 2,055
Harmonic, Inc. (a) ....................................................... 13,497 121
Hut 8 Corp. (a) (b) ....................................................... 11,013 136
Ichor Holdings Ltd. (a) ................................................... 3,916 77
Immersion Corp. (b) ..................................................... 3,205 23
Impinj, Inc. (a) ......................................................... 3,290 303
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 21,340 42
Informatica, Inc. , Class A (a) ............................................... 20,555 387
Information Services Group, Inc. ............................................ 3,603 14
Innoviz Technologies Ltd. (a) (b) ............................................. 20,795 14
Inseego Corp. (a) ....................................................... 1,486 12
Insight Enterprises, Inc. (a) ................................................ 3,775 522
Intapp, Inc. (a) ......................................................... 8,629 468
InterDigital, Inc. (b) ..................................................... 3,032 609
IonQ, Inc. (a) (b) ........................................................ 24,653 677
IPG Photonics Corp. (a) ................................................... 2,920 175
Itron, Inc. (a) .......................................................... 5,370 598
Jamf Holding Corp. (a) ................................................... 7,331 85
Juniper Networks, Inc. ................................................... 39,662 1,441
Kaltura, Inc. (a) ........................................................ 7,345 16
Kimball Electronics, Inc. (a) ............................................... 2,810 40
Klaviyo, Inc. , Class A (a) .................................................. 7,768 236
Knowles Corp. (a) ....................................................... 10,186 160
Kopin Corp. (a) ......................................................... 15,961 20
Kulicke & Soffa Industries, Inc. ............................................. 6,173 199
Kyndryl Holdings, Inc. (a) ................................................. 27,631 896
Lattice Semiconductor Corp. (a) ............................................. 16,381 802
Life360, Inc. (a) ........................................................ 7,946 341
Lightwave Logic, Inc. (a) (b) ............................................... 12,605 11
Littelfuse, Inc. ......................................................... 2,954 539
LiveRamp Holdings, Inc. (a) ............................................... 7,643 200
Lumentum Holdings, Inc. (a) ............................................... 7,973 471
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,609 789
Magnachip Semiconductor Corp. (a) .......................................... 3,312 10
Manhattan Associates, Inc. (a) .............................................. 7,267 1,289
MARA Holdings, Inc. (a) (b) ............................................... 40,633 543
MaxLinear, Inc. (a) ...................................................... 9,351 93
Meridianlink, Inc. (a) .................................................... 3,328 56
Methode Electronics, Inc. ................................................. 3,705 23
MicroVision, Inc. (a) (b) ................................................... 25,259 29
Mirion Technologies, Inc. (a) ............................................... 25,936 409
Mitek Systems, Inc. (a) ................................................... 5,120 42
MKS Instruments, Inc. ................................................... 8,072 566
M-Tron Industries, Inc. (a) ................................................. 255 14
N-able, Inc. (a) ......................................................... 7,831 55
Napco Security Technologies, Inc. ........................................... 4,122 94
Navitas Semiconductor Corp. (a) (b) .......................................... 12,787 25
nCino, Inc. (a) ......................................................... 12,706 295
NCR Voyix Corp. (a) ..................................................... 16,024 137
Neonode, Inc. (a) (b) ..................................................... 1,345 16
NETGEAR, Inc. (a) ..................................................... 3,088 74
NetScout Systems, Inc. (a) ................................................. 8,262 174
NextNav, Inc. (a) ........................................................ 7,027 87

Victory Portfolios III
Victory Extended Market Index Fund
45
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
nLight, Inc. (a) ......................................................... 5,360 $ 41
Novanta, Inc. (a) ........................................................ 4,291 510
Nutanix, Inc. , Class A (a) .................................................. 29,990 2,060
NVE Corp. ........................................................... 547 32
Okta, Inc. (a) .......................................................... 19,818 2,223
Olo, Inc. , Class A (a) ..................................................... 13,067 81
ON24, Inc. (a) ......................................................... 3,945 18
OneSpan, Inc. ......................................................... 4,179 62
Onestream, Inc. (a) ...................................................... 8,245 176
Onto Innovation, Inc. (a) .................................................. 5,898 719
OSI Systems, Inc. (a) ..................................................... 1,890 387
Ouster, Inc. (a) ......................................................... 5,279 39
PagerDuty, Inc. (a) ...................................................... 10,129 157
PAR Technology Corp. (a) ................................................. 4,734 276
PC Connection, Inc. ..................................................... 1,186 74
PDF Solutions, Inc. (a) ................................................... 3,683 68
Pegasystems, Inc. ....................................................... 5,246 483
Penguin Solutions, Inc. (a) ................................................. 5,375 92
Photronics, Inc. (a) ...................................................... 7,306 133
Plexus Corp. (a) ........................................................ 3,194 391
Porch Group, Inc. (a) ..................................................... 7,020 41
Power Integrations, Inc. .................................................. 6,694 329
Powerfleet, Inc. (a) ...................................................... 14,784 75
Prairie Operating Co. (a) .................................................. 601 2
Procore Technologies, Inc. (a) .............................................. 16,297 1,044
Progress Software Corp. .................................................. 5,120 307
PROS Holdings, Inc. (a) .................................................. 5,108 87
Q2 Holdings, Inc. (a) ..................................................... 7,012 556
Qorvo, Inc. (a) ......................................................... 11,177 801
Qualys, Inc. (a) ......................................................... 4,339 545
Quantum Computing, Inc. (a) (b) ............................................. 13,212 89
QXO, Inc. (a) (b) ........................................................ 46,512 620
Rackspace Technology, Inc. (a) ............................................. 6,314 9
Rambus, Inc. (a) ........................................................ 12,792 624
Rapid7, Inc. (a) ......................................................... 7,342 173
Red Cat Holdings, Inc. (a) (b) ............................................... 7,876 40
Red Violet, Inc. ........................................................ 1,269 50
ReposiTrak, Inc. (b) ..................................................... 1,325 29
Ribbon Communications, Inc. (a) ............................................ 16,909 54
Richardson Electronics Ltd. ............................................... 1,268 11
Rigetti Computing, Inc. (a) (b) .............................................. 32,634 289
Rimini Street, Inc. (a) (b) .................................................. 5,218 18
RingCentral, Inc. , Class A (a) ............................................... 9,457 241
Riot Platforms, Inc. (a) (b) ................................................. 39,064 283
Rogers Corp. (a) ........................................................ 2,190 135
Rubrik, Inc. , Class A (a) .................................................. 9,149 645
Samsara, Inc. , Class A (a) ................................................. 30,088 1,193
Sanmina Corp. (a) ....................................................... 6,317 485
ScanSource, Inc. (a) ..................................................... 2,545 84
SEMrush Holdings, Inc. , Class A (a) .......................................... 4,181 43
Semtech Corp. (a) ....................................................... 10,094 315
SentinelOne, Inc. , Class A (a) ............................................... 33,535 620
Silicon Laboratories, Inc. (a) ............................................... 3,822 389
Silvaco Group, Inc. (a) ................................................... 470 2
Sirius XM Holdings, Inc. ................................................. 37,386 801
SiTime Corp. (a) ........................................................ 2,210 325
SkyWater Technology, Inc. (a) (b) ............................................ 2,520 18
SmartRent, Inc. (a) ...................................................... 18,929 18
SolarEdge Technologies, Inc. (a) (b) .......................................... 6,828 84
SoundHound AI, Inc. , Class A (a) ............................................ 42,816 398
SoundThinking, Inc. (a) ................................................... 1,003 16
Sprinklr, Inc. , Class A (a) .................................................. 12,159 94
Sprout Social, Inc. , Class A (a) .............................................. 5,949 124

Victory Portfolios III
Victory Extended Market Index Fund
46
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SPS Commerce, Inc. (a) ................................................... 4,492 $ 645
Stratasys Ltd. (a) (b) ...................................................... 6,827 64
Synaptics, Inc. (a) ....................................................... 4,605 256
TD SYNNEX Corp. ..................................................... 9,038 1,001
Telos Corp. (a) ......................................................... 5,368 15
Tenable Holdings, Inc. (a) ................................................. 14,220 435
Teradata Corp. (a) ....................................................... 11,151 240
Terawulf, Inc. (a) (b) ..................................................... 33,718 94
The Hackett Group, Inc. .................................................. 2,945 75
TSS, Inc. (a) (b) ......................................................... 1,171 8
TTM Technologies, Inc. (a) ................................................ 11,886 238
Tucows, Inc. , Class A (a) .................................................. 944 15
Turtle Beach Corp. (a) .................................................... 1,618 19
Twilio, Inc. , Class A (a) ................................................... 17,258 1,669
UiPath, Inc. , Class A (a) .................................................. 50,054 598
Ultra Clean Holdings, Inc. (a) .............................................. 5,217 98
Unisys Corp. (a) ........................................................ 7,367 29
Unity Software, Inc. (a) ................................................... 37,411 788
Universal Display Corp. .................................................. 5,278 663
Unusual Machines, Inc. (a) ................................................ 1,146 7
Varonis Systems, Inc. (a) .................................................. 12,897 553
Veeco Instruments, Inc. (a) ................................................. 6,747 126
Verint Systems, Inc. (a) ................................................... 7,297 129
Vertex, Inc. , Class A (a) ................................................... 7,666 307
Viant Technology, Inc. , Class A (a) ........................................... 1,633 23
Viasat, Inc. (a) ......................................................... 13,333 124
Viavi Solutions, Inc. (a) ................................................... 26,268 278
Vishay Intertechnology, Inc. ............................................... 14,625 190
Vishay Precision Group, Inc. (a) ............................................. 1,284 32
Vontier Corp. .......................................................... 17,800 566
Vuzix Corp. (a) ......................................................... 6,391 14
Weave Communications, Inc. (a) ............................................ 7,274 77
Wolfspeed, Inc. (a) (b) .................................................... 17,963 64
Workiva, Inc. (a) ........................................................ 5,962 449
Xerox Holdings Corp. ................................................... 13,635 60
Xperi, Inc. (a) .......................................................... 4,911 36
Yext, Inc. (a) ........................................................... 12,271 83
Zeta Global Holdings Corp. , Class A (a) ....................................... 22,021 288
82,835
Materials (4.5%):
AdvanSix, Inc. ......................................................... 3,008 64
Albemarle Corp. ....................................................... 14,100 826
Alcoa Corp. ........................................................... 30,965 760
Algoma Steel Group, Inc. ................................................. 11,133 57
Alpha Metallurgical Resources, Inc. (a) ........................................ 1,301 158
American Infrastructure Corp. (a) (c) .......................................... 242 — (d)
American Vanguard Corp. ................................................. 2,796 12
AptarGroup, Inc. ....................................................... 7,963 1,194
Ardagh Metal Packaging SA ............................................... 16,019 59
Arq, Inc. (a) ........................................................... 3,639 14
Arras Minerals Corp. (a) .................................................. 4,451 2
Ashland, Inc. .......................................................... 5,604 305
ASP Isotopes, Inc. (a) (b) .................................................. 6,142 32
Aspen Aerogels, Inc. (a) .................................................. 9,466 51
ATI, Inc. (a) ........................................................... 16,912 920
Avient Corp. .......................................................... 10,779 359
Axalta Coating Systems Ltd. (a) ............................................. 26,184 851
Balchem Corp. ......................................................... 3,897 610
Cabot Corp. ........................................................... 6,445 506
Carpenter Technology Corp. ............................................... 5,777 1,130
Celanese Corp. ......................................................... 13,123 584
Century Aluminum Co. (a) ................................................. 6,037 99
Clearwater Paper Corp. (a) ................................................. 1,780 48

Victory Portfolios III
Victory Extended Market Index Fund
47
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cleveland-Cliffs, Inc. (a) .................................................. 58,243 $ 480
Coeur Mining, Inc. (a) .................................................... 75,687 420
Commercial Metals Co. .................................................. 13,583 605
Compass Minerals International, Inc. (a) ....................................... 3,839 52
Contango ORE, Inc. (a) ................................................... 741 10
Core Molding Technologies, Inc. (a) .......................................... 820 13
Crown Holdings, Inc. .................................................... 14,046 1,353
Dakota Gold Corp. (a) .................................................... 7,189 19
Eagle Materials, Inc. ..................................................... 3,966 898
Eastman Chemical Co. ................................................... 13,787 1,062
Ecovyst, Inc. (a) ........................................................ 12,441 74
Element Solutions, Inc. ................................................... 26,776 546
Flotek Industries, Inc. (a) .................................................. 3,218 22
FMC Corp. ........................................................... 14,941 626
Ginkgo Bioworks Holdings, Inc. (a) (b) ........................................ 4,144 31
Graphic Packaging Holding Co. ............................................ 35,691 903
Greif, Inc. , Class A ...................................................... 3,072 161
H.B. Fuller Co. ........................................................ 6,490 351
Hawkins, Inc. ......................................................... 2,306 281
Hecla Mining Co. ....................................................... 71,190 407
Huntsman Corp. ........................................................ 19,610 261
Idaho Strategic Resources, Inc. (a) ........................................... 1,311 21
Ingevity Corp. (a) ....................................................... 4,295 142
Innospec, Inc. ......................................................... 2,952 264
Intrepid Potash, Inc. (a) ................................................... 1,196 40
Kaiser Aluminum Corp. .................................................. 1,869 120
Knife River Corp. (a) .................................................... 6,757 631
Koppers Holdings, Inc. ................................................... 2,277 57
Louisiana-Pacific Corp. .................................................. 8,257 713
LSB Industries, Inc. (a) ................................................... 6,063 39
Magnera Corp. (a) ....................................................... 4,084 60
Materion Corp. ........................................................ 2,442 203
Mativ Holdings, Inc. ..................................................... 6,124 31
McEwen Mining, Inc. (a) .................................................. 5,103 40
Mercer International, Inc. ................................................. 4,287 19
Metallus, Inc. (a) ........................................................ 4,222 53
Minerals Technologies, Inc. ................................................ 3,776 195
MP Materials Corp. (a) (b) ................................................. 14,141 346
Myers Industries, Inc. .................................................... 4,266 45
NewMarket Corp. ...................................................... 955 588
Northern Technologies International Corp. ..................................... 758 6
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 18,080 229
Olin Corp. ............................................................ 13,815 299
Olympic Steel, Inc. ...................................................... 1,118 36
Origin Materials, Inc. (a) .................................................. 13,458 10
Orion SA ............................................................. 6,421 77
Perimeter Solutions, Inc. (a) ................................................ 16,923 171
Perpetua Resources Corp. (a) ............................................... 8,249 122
Piedmont Lithium, Inc. (a) (b) ............................................... 2,143 16
PureCycle Technologies, Inc. (a) (b) .......................................... 19,560 131
Quaker Chemical Corp. .................................................. 1,653 175
Radius Recycling, Inc. ................................................... 3,084 90
Ramaco Resources, Inc. , Class A ............................................ 3,577 36
Ranpak Holdings Corp. (a) ................................................ 8,806 36
Rayonier Advanced Materials, Inc. (a) ........................................ 7,287 31
Royal Gold, Inc. ........................................................ 7,902 1,444
Ryerson Holding Corp. ................................................... 3,132 73
Sealed Air Corp. ....................................................... 17,236 475
Sensient Technologies Corp. ............................................... 5,020 472
Silgan Holdings, Inc. .................................................... 10,512 543
Smith-Midland Corp. (a) .................................................. 488 15
Sonoco Products Co. .................................................... 11,714 480

Victory Portfolios III
Victory Extended Market Index Fund
48
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stepan Co. ............................................................ 2,543 $ 129
SunCoke Energy, Inc. .................................................... 9,861 89
Sylvamo Corp. ......................................................... 4,048 241
The Chemours Co. ...................................................... 17,831 221
The Mosaic Co. ........................................................ 37,964 1,154
The Scotts Miracle-Gro Co. ............................................... 5,232 264
TMC the metals Co., Inc. (a) ............................................... 16,000 50
Tredegar Corp. (a) ....................................................... 3,343 26
TriMas Corp. .......................................................... 3,961 95
Trinseo PLC .......................................................... 3,424 14
Tronox Holdings PLC ................................................... 13,666 74
United States Lime & Minerals, Inc. ......................................... 1,271 119
United States Steel Corp. ................................................. 26,707 1,167
Warrior Met Coal, Inc. ................................................... 6,157 294
Worthington Steel, Inc. ................................................... 3,854 99
29,826
Real Estate (7.4%):
Acadia Realty Trust ..................................................... 14,288 273
Agree Realty Corp. ..................................................... 12,697 985
Alexander & Baldwin, Inc. ................................................ 8,500 146
Alexander's, Inc. ....................................................... 247 51
Alpine Income Property Trust, Inc. .......................................... 1,510 23
American Assets Trust, Inc. ................................................ 5,484 103
American Healthcare REIT, Inc. ............................................ 18,820 608
American Homes 4 Rent , Class A ........................................... 41,030 1,534
Americold Realty Trust, Inc. ............................................... 34,217 662
AMREP Corp. (a) ....................................................... 183 4
Anywhere Real Estate, Inc. (a) .............................................. 12,134 42
Apartment Investment and Management Co. .................................... 15,611 123
Apple Hospitality REIT, Inc. ............................................... 26,870 316
Armada Hoffler Properties, Inc. ............................................. 9,211 62
Belpointe Prep LLC (a) ................................................... 413 26
Braemar Hotels & Resorts, Inc. ............................................. 6,395 12
Brandywine Realty Trust ................................................. 19,748 78
Brixmor Property Group, Inc. .............................................. 36,596 912
Broadstone Net Lease, Inc. ................................................ 22,477 364
BRT Apartments Corp. ................................................... 1,179 18
BXP, Inc. ............................................................. 19,035 1,213
Camden Property Trust ................................................... 12,646 1,439
CareTrust REIT, Inc. .................................................... 22,481 658
CBL & Associates Properties, Inc. ........................................... 3,205 75
Centerspace ........................................................... 1,973 119
Chatham Lodging Trust .................................................. 5,484 38
City Office REIT, Inc. .................................................... 4,280 22
Community Healthcare Trust, Inc. ........................................... 3,134 54
Compass, Inc. , Class A (a) ................................................. 53,646 414
COPT Defense Properties ................................................. 13,500 352
Cousins Properties, Inc. .................................................. 20,029 552
CTO Realty Growth, Inc. ................................................. 3,403 62
CubeSmart ........................................................... 27,221 1,107
Curbline Properties Corp. ................................................. 11,453 262
Cushman & Wakefield PLC (a) ............................................. 27,259 255
DiamondRock Hospitality Co. .............................................. 24,201 178
DigitalBridge Group, Inc. ................................................. 20,626 173
Diversified Healthcare Trust ............................................... 25,408 57
Douglas Elliman, Inc. (a) .................................................. 7,501 12
Douglas Emmett, Inc. .................................................... 19,324 267
Easterly Government Properties, Inc. (a) ....................................... 4,814 97
EastGroup Properties, Inc. ................................................ 6,207 1,014
Elme Communities ...................................................... 10,386 162
Empire State Realty Trust, Inc. ............................................. 16,255 116
EPR Properties ........................................................ 8,950 443
Equity LifeStyle Properties, Inc. ............................................ 22,411 1,452

Victory Portfolios III
Victory Extended Market Index Fund
49
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Essential Properties Realty Trust, Inc. ........................................ 22,489 $ 723
eXp World Holdings, Inc. (b) ............................................... 9,848 90
Farmland Partners, Inc. ................................................... 4,794 48
Federal Realty Investment Trust ............................................ 10,242 963
First Industrial Realty Trust, Inc. ............................................ 15,830 753
Five Point Holdings LLC , Class A (a) ......................................... 6,066 32
Forestar Group, Inc. (a) ................................................... 2,160 42
Four Corners Property Trust, Inc. ............................................ 11,849 331
Franklin Street Properties Corp. ............................................. 7,883 12
FrontView REIT, Inc. .................................................... 1,605 20
FRP Holdings, Inc. (a) .................................................... 1,417 38
Getty Realty Corp. (b) .................................................... 6,084 170
Gladstone Commercial Corp. .............................................. 5,142 73
Gladstone Land Corp. .................................................... 3,878 39
Global Medical REIT, Inc. ................................................ 7,404 57
Global Net Lease, Inc. ................................................... 23,830 180
Healthcare Realty Trust, Inc. ............................................... 41,891 651
Healthpeak Properties, Inc. ................................................ 84,069 1,500
Highwoods Properties, Inc. ................................................ 12,726 362
Host Hotels & Resorts, Inc. ................................................ 83,096 1,173
Howard Hughes Holdings, Inc. (a) ........................................... 5,982 398
Hudson Pacific Properties, Inc. ............................................. 15,841 32
Independence Realty Trust, Inc. ............................................. 27,562 536
Industrial Logistics Properties Trust .......................................... 5,770 15
Innovative Industrial Properties, Inc. ......................................... 3,334 181
InvenTrust Properties Corp. ............................................... 9,250 258
JBG SMITH Properties ................................................... 9,835 138
Jones Lang LaSalle, Inc. (a) ................................................ 5,662 1,288
Kennedy-Wilson Holdings, Inc. ............................................. 13,982 89
Kilroy Realty Corp. ..................................................... 13,897 438
Kimco Realty Corp. ..................................................... 80,109 1,601
Kite Realty Group Trust .................................................. 26,221 568
Lamar Advertising Co. , Class A ............................................. 10,526 1,198
Landbridge Co. LLC (b) .................................................. 2,705 196
Lineage, Inc. (b) ........................................................ 8,301 400
LTC Properties, Inc. ..................................................... 5,324 191
LXP Industrial Trust ..................................................... 34,605 273
Marcus & Millichap, Inc. ................................................. 2,883 88
Maui Land & Pineapple Co., Inc. (a) .......................................... 798 12
Medical Properties Trust, Inc. (b) ............................................ 59,434 328
Modiv Industrial, Inc. .................................................... 969 16
National Health Investors, Inc. ............................................. 5,241 397
National Storage Affiliates Trust ............................................ 8,392 312
NET Lease Office Properties (a) ............................................. 1,717 52
NETSTREIT Corp. ..................................................... 9,580 156
Newmark Group, Inc. , Class A ............................................. 16,948 186
NexPoint Diversified Real Estate Trust (a) ...................................... 3,861 14
NexPoint Residential Trust, Inc. ............................................ 2,557 95
NNN REIT, Inc. ........................................................ 22,394 921
Offerpad Solutions, Inc. (a) ................................................ 729 1
Omega Healthcare Investors, Inc. ........................................... 33,917 1,324
One Liberty Properties, Inc. ............................................... 1,784 44
Opendoor Technologies, Inc. (a) ............................................. 71,609 54
Orion Properties, Inc. .................................................... 5,731 10
Outfront Media, Inc. ..................................................... 16,431 249
Paramount Group, Inc. ................................................... 21,669 93
Park Hotels & Resorts, Inc. ................................................ 23,544 234
Pebblebrook Hotel Trust .................................................. 13,984 127
Phillips Edison & Co., Inc. ................................................ 14,996 520
Piedmont Office Realty Trust, Inc. , Class A .................................... 14,527 86
Plymouth Industrial REIT, Inc. ............................................. 4,680 70
Postal Realty Trust, Inc. , Class A ............................................ 2,537 34
PotlatchDeltic Corp. ..................................................... 9,335 358

Victory Portfolios III
Victory Extended Market Index Fund
50
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rayonier, Inc. ......................................................... 18,640 $ 456
RE/MAX Holdings, Inc. (a) ................................................ 1,776 14
Redfin Corp. (a) ........................................................ 14,582 139
Regency Centers Corp. ................................................... 21,709 1,567
Rexford Industrial Realty, Inc. .............................................. 27,435 908
RLJ Lodging Trust ...................................................... 17,610 123
Ryman Hospitality Properties, Inc. ........................................... 6,988 615
Sabra Health Care REIT, Inc. .............................................. 28,135 502
Safehold, Inc. ......................................................... 5,839 92
Saul Centers, Inc. ....................................................... 1,508 49
Seritage Growth Properties , Class A (a) ........................................ 3,635 11
Service Properties Trust .................................................. 17,853 32
Sila Realty Trust, Inc. .................................................... 6,525 168
SITE Centers Corp. (a) ................................................... 5,848 69
SL Green Realty Corp. ................................................... 8,545 450
STAG Industrial, Inc. .................................................... 22,467 742
Star Holdings (a) ........................................................ 1,301 9
Stratus Properties, Inc. (a) ................................................. 691 11
Summit Hotel Properties, Inc. .............................................. 12,459 51
Sunstone Hotel Investors, Inc. .............................................. 23,786 198
Tanger, Inc. ........................................................... 13,222 417
Tejon Ranch Co. (a) ..................................................... 2,855 48
Terreno Realty Corp. .................................................... 11,778 663
The Macerich Co. ...................................................... 30,204 443
The RMR Group, Inc. , Class A ............................................. 1,617 24
The St. Joe Co. ........................................................ 6,758 286
UMH Properties, Inc. .................................................... 9,192 162
Uniti Group, Inc. ....................................................... 27,107 133
Universal Health Realty Income Trust ........................................ 1,492 57
Urban Edge Properties ................................................... 15,055 272
Veris Residential, Inc. .................................................... 10,846 168
Vornado Realty Trust .................................................... 21,209 748
Whitestone REIT ....................................................... 5,185 68
WP Carey, Inc. ......................................................... 26,021 1,625
Xenia Hotels & Resorts, Inc. ............................................... 11,997 128
49,221
Utilities (2.7%):
ALLETE, Inc. ......................................................... 6,945 455
American States Water Co. ................................................ 4,545 369
Artesian Resources Corp. , Class A ........................................... 1,034 37
Avista Corp. .......................................................... 9,543 396
Black Hills Corp. ....................................................... 8,574 522
Cadiz, Inc. (a) .......................................................... 5,582 16
California Water Service Group ............................................. 7,097 359
Chesapeake Utilities Corp. ................................................ 2,699 355
Clearway Energy, Inc. , Class C ............................................. 13,732 403
Consolidated Water Co. Ltd. , Class OR ....................................... 1,719 40
Essential Utilities, Inc. ................................................... 33,066 1,360
Genie Energy Ltd. , Class B ................................................ 1,429 21
Global Water Resources, Inc. .............................................. 1,189 12
Hawaiian Electric Industries, Inc. (a) ......................................... 20,635 217
IDACORP, Inc. ........................................................ 6,479 765
MGE Energy, Inc. ...................................................... 4,381 396
Middlesex Water Co. .................................................... 2,031 128
Montauk Renewables, Inc. (a) .............................................. 4,647 10
National Fuel Gas Co. ................................................... 10,769 827
New Jersey Resources Corp. ............................................... 12,022 588
Northwest Natural Holding Co. ............................................. 4,770 206
Northwestern Energy Group, Inc. ........................................... 7,327 427
OGE Energy Corp. ...................................................... 24,138 1,095
Oklo, Inc. (a) (b) ........................................................ 9,969 237
ONE Gas, Inc. ......................................................... 7,117 559
Ormat Technologies, Inc. ................................................. 7,271 528

Victory Portfolios III
Victory Extended Market Index Fund
51
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Otter Tail Corp. ........................................................ 4,564 $ 362
Pinnacle West Capital Corp. ............................................... 14,349 1,366
Portland General Electric Co. .............................................. 13,122 553
Pure Cycle Corp. (a) ..................................................... 2,609 26
ReNew Energy Global PLC (a) ............................................. 18,584 119
RGC Resources, Inc. .................................................... 903 19
SJW Group ........................................................... 3,693 209
Southwest Gas Holdings, Inc. .............................................. 7,434 537
Spire, Inc. ............................................................ 6,839 523
Sunnova Energy International, Inc. (a) (b) ...................................... 8,561 2
Talen Energy Corp. (a) ................................................... 5,414 1,164
The AES Corp. ........................................................ 85,423 854
The York Water Co. ..................................................... 1,664 59
TXNM Energy, Inc. ..................................................... 11,020 586
UGI Corp. ............................................................ 25,876 848
Unitil Corp. ........................................................... 1,884 110
17,665
Total Common Stocks (Cost $443,494)
a
a
a
658,192
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc. (a) (c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(h)
Communication Services (0.0%):(h)
Communications Systems, Inc., CVR , expiring 1/1/29 (a) (c) ......................... 259 — (d)
Consumer Staples (0.0%):(h)
Spectrum Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (c) ........................ 20,024 — (d)
Health Care (0.0%):(h)
Akouos, Inc., CVR , expiring 1/1/26 (a) (c) ...................................... 2,413 2
Albireo Pharma, Inc., CVR , expiring 3/2/26 (a) (c) ................................ 2,070 6
Applied Genetics, CVR , expiring 1/1/26 (a) (c) .................................. 7,439 — (d)
AstraZeneca PLC, CVR , expiring 1/1/26 (a) (c) .................................. 4,321 1
Carisma Therapeutics, Inc., CVR , expiring 1/1/27 (a) (c) ............................ 22,411 —
Cartesian Therapeutics, Inc., CVR , expiring 5/21/25 (a) (c) .......................... 14,929 2
Chinook Therapeutics, Inc., RTS , expiring 1/1/26 (a) (c) ............................ 5,192 2
Cincor Pharma, Inc., CVR , expiring 1/2/34 (a) (c) ................................. 1,987 6
Coherus Biosciences, Inc., CVR , expiring 9/12/28 (a) (c) ........................... 5,561 1
Concert Pharmaceuticals, Inc., CVR , expiring 3/5/26 (a) (c) ......................... 5,168 2
Epizyme, Inc., CVR , expiring 12/31/25 (a) (c) ................................... 15,309 — (d)
Flexion Therapeutics, Inc., CVR , expiring 1/1/26 (a) (b) (c) .......................... 6,526 — (d)
F-star Therapeutics, Inc., CVR , expiring 12/30/49 (a) (c) ............................ 1,298 — (d)
Imara, Inc., CVR , expiring 1/1/27 (a) (c) ....................................... 1,789 1
Inhibrx, Inc., CVR , expiring 6/2/28 (a) (c) ...................................... 4,624 3
Jounce Therapeutics, Inc., CVR , expiring 5/4/26 (a) (c) ............................. 4,884 — (d)
Magenta Therapeutics, Inc., RTS , expiring 5/21/25 (a) (c) ........................... 4,843 — (d)
MediPacific, Inc., CVR , expiring 1/1/26 (a) (c) ................................... 5,536 — (d)
Miragen Therapeutics, Inc., CVR , expiring 10/28/25 (a) (c) .......................... 7,890 — (d)
Ocuphire Pharma, Inc., CVR , expiring 11/5/35 (a) (c) .............................. 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring 11/1/27 (a) (c) (f) (g) ............ 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring 11/1/27 (a) (c) (f) (g) ............ 698 —
Opiant Pharma, Inc., CVR , expiring 1/1/26 (a) (c) ................................. 533 — (d)
Palisade Bio, Inc., CVR , expiring 1/1/26 (a) (c) .................................. 2,758 1
Paratek Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (b) (c) ........................ 5,165 — (d)
Prevail Therapeutics, Inc., CVR , expiring 12/4/28 (a) (c) ............................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR , expiring 1/1/29 (a) (c) ......................... 3,019 1
Tetraphase Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (c) ....................... 1,178 —
Xeris Biopharma Holdings, Inc., CVR , expiring 10/6/49 (a) (c) ....................... 8,140 —
Zimmer Biomet Holdings, Inc., CVR , expiring 1/1/27 (a) (c) ......................... 5,527 1

Victory Portfolios III
Victory Extended Market Index Fund
52
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
Scilex Holding Co. ...........................................
1/27/2023
33
Security Description Shares
a
Value
(000)
Zynerba Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (b) (c) ....................... 5,691 $ 1
32
Total Rights (Cost $6)
a
a
a
32
Warrants (0.0%)(h)
Health Care (0.0%):(h)
Galectin Therapeutics, Inc. , expiring 5/23/26 (a) ................................. 7,552 — (d)
Information Technology (0.0%):(h)
M-Tron Industries, Inc. , expiring 3/11/28 (a) .................................... 249 — (d)
Total Warrants (Cost $—)
a
a
a
— (d)
Collateral for Securities Loaned (3.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (i) ........ 5,985,131 5,986
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (i) ............ 5,985,131 5,985
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (i) ................ 5,985,131 5,985
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (i) . 5,985,131 5,985
Total Collateral for Securities Loaned (Cost $23,941)
a
a
a
23,941
Total Investments (Cost $467,441) — 103.2% 682,165
Liabilities in excess of other assets —  (3.2)% (20,914)
NET ASSETS - 100.00% $ 661,251
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2025. (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on April 30, 2025.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 24 6/20/25 $ 2,267,366 $ 2,363,760 $ 96,394
Total unrealized appreciation $ 96,394
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 96,394

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Nasdaq-100 Index Fund
53
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (15.6%):
Alphabet, Inc. , Class A ................................................... 1,051,603 $ 166,995
Alphabet, Inc. , Class C ................................................... 991,028 159,447
Charter Communications, Inc. , Class A (a) ..................................... 62,961 24,672
Comcast Corp. , Class A .................................................. 1,672,876 57,212
Electronic Arts, Inc. ..................................................... 115,596 16,772
Meta Platforms, Inc. , Class A .............................................. 394,806 216,749
Netflix, Inc. (a) ......................................................... 189,731 214,722
Take-Two Interactive Software, Inc. (a) ........................................ 78,284 18,265
The Trade Desk, Inc. , Class A (a) ............................................ 200,673 10,762
T-Mobile US, Inc. ...................................................... 506,419 125,060
Warner Bros Discovery, Inc. (a) ............................................. 1,088,806 9,440
1,020,096
Communications Equipment (1.6%):
Cisco Systems, Inc. ..................................................... 1,764,563 101,868
Consumer Discretionary (13.7%):
Airbnb, Inc. , Class A (a) .................................................. 192,002 23,409
Amazon.com, Inc. (a) .................................................... 1,924,311 354,881
Booking Holdings, Inc. ................................................... 14,555 74,220
DoorDash, Inc. , Class A (a) ................................................ 174,973 33,751
Lululemon Athletica, Inc. (a) ............................................... 51,576 13,965
Marriott International, Inc. , Class A .......................................... 122,284 29,175
MercadoLibre, Inc. (a) .................................................... 22,487 52,414
O'Reilly Automotive, Inc. (a) ............................................... 25,403 35,950
PDD Holdings, Inc. , ADR (a) ............................................... 296,258 31,276
Ross Stores, Inc. ....................................................... 146,339 20,341
Starbucks Corp. ........................................................ 503,826 40,331
Tesla, Inc. (a) .......................................................... 655,274 184,892
894,605
Consumer Staples (6.1%):
Coca-Cola Europacific Partners PLC ......................................... 204,452 18,552
Costco Wholesale Corp. .................................................. 196,890 195,807
Keurig Dr. Pepper, Inc. ................................................... 601,784 20,816
Mondelez International, Inc. , Class A ......................................... 573,740 39,089
Monster Beverage Corp. (a) ................................................ 431,643 25,950
PepsiCo, Inc. .......................................................... 608,326 82,477
The Kraft Heinz Co. ..................................................... 530,035 15,424
398,115
Electronic Equipment, Instruments & Components (0.1%):
CDW Corp. ........................................................... 58,767 9,436
Energy (0.5%):
Baker Hughes Co. ...................................................... 439,162 15,546
Diamondback Energy, Inc. ................................................ 128,381 16,948
32,494
Financials (0.4%):
PayPal Holdings, Inc. (a) .................................................. 438,776 28,889
Health Care (5.6%):
Amgen, Inc. ........................................................... 238,276 69,319
AstraZeneca PLC , ADR .................................................. 258,279 18,542
Biogen, Inc. (a) ......................................................... 64,924 7,861
Dexcom, Inc. (a) ........................................................ 173,326 12,372
GE HealthCare Technologies, Inc. ........................................... 202,834 14,265
Gilead Sciences, Inc. .................................................... 552,371 58,850
IDEXX Laboratories, Inc. (a) ............................................... 36,073 15,607
Intuitive Surgical, Inc. (a) ................................................. 158,194 81,596
Regeneron Pharmaceuticals, Inc. ............................................ 47,685 28,552
Vertex Pharmaceuticals, Inc. (a) ............................................. 113,899 58,032
364,996

Victory Portfolios III
Victory Nasdaq-100 Index Fund
54
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Industrials (4.9%):
Automatic Data Processing, Inc. ............................................ 180,467 $ 54,248
Axon Enterprise, Inc. (a) .................................................. 33,986 20,844
Cintas Corp. .......................................................... 178,991 37,889
Copart, Inc. (a) ......................................................... 428,509 26,152
CSX Corp. ............................................................ 840,353 23,589
Fastenal Co. ........................................................... 254,353 20,595
Honeywell International, Inc. .............................................. 288,270 60,681
Old Dominion Freight Line, Inc. ............................................ 94,274 14,450
PACCAR, Inc. ......................................................... 232,775 20,999
Paychex, Inc. .......................................................... 159,705 23,496
Verisk Analytics, Inc. .................................................... 62,219 18,443
321,386
IT Services (0.3%):
Cognizant Technology Solutions Corp. , Class A ................................. 219,386 16,140
MongoDB, Inc. (a) ...................................................... 33,031 5,687
21,827
Materials (1.4%):
Linde PLC ............................................................ 209,759 95,069
Real Estate (0.2%):
CoStar Group, Inc. (a) .................................................... 181,910 13,492
Semiconductors & Semiconductor Equipment (20.2%):
Advanced Micro Devices, Inc. (a) ............................................ 718,760 69,971
Analog Devices, Inc. .................................................... 219,989 42,880
Applied Materials, Inc. ................................................... 360,356 54,309
ARM Holdings PLC , ADR (a) (b) ............................................ 58,068 6,623
ASML Holding NV , NYS ................................................. 40,059 26,763
Broadcom, Inc. ........................................................ 1,397,651 269,006
GLOBALFOUNDRIES, Inc. (a) ............................................ 245,129 8,597
Intel Corp. ............................................................ 1,920,563 38,603
KLA Corp. ........................................................... 58,942 41,418
Lam Research Corp. ..................................................... 569,366 40,806
Marvell Technology, Inc. ................................................. 383,802 22,403
Microchip Technology, Inc. ................................................ 238,549 10,992
Micron Technology, Inc. .................................................. 494,189 38,028
NVIDIA Corp. ......................................................... 4,430,494 482,569
NXP Semiconductors NV ................................................. 112,493 20,734
ON Semiconductor Corp. (a) ............................................... 186,920 7,421
QUALCOMM, Inc. ..................................................... 490,564 72,829
Texas Instruments, Inc. ................................................... 403,776 64,624
1,318,576
Software (18.6%):
Adobe, Inc. (a) ......................................................... 192,898 72,333
ANSYS, Inc. (a) ........................................................ 38,878 12,514
AppLovin Corp. , Class A (a) ............................................... 137,176 36,943
Atlassian Corp. , Class A (a) ................................................ 72,738 16,607
Autodesk, Inc. (a) ....................................................... 95,363 26,153
Cadence Design Systems, Inc. (a) ............................................ 121,580 36,199
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 103,724 44,484
Datadog, Inc. , Class A (a) ................................................. 140,719 14,376
Fortinet, Inc. (a) ........................................................ 341,077 35,390
Intuit, Inc. ............................................................ 123,999 77,806
Microsoft Corp. ........................................................ 1,349,845 533,540
MicroStrategy, Inc. (a) .................................................... 105,436 40,077
Palantir Technologies, Inc. , Class A (a) ........................................ 997,518 118,146
Palo Alto Networks, Inc. (a) ................................................ 293,673 54,896
Roper Technologies, Inc. .................................................. 47,630 26,677
Synopsys, Inc. (a) ....................................................... 68,581 31,479
Workday, Inc. , Class A (a) ................................................. 94,919 23,255

Victory Portfolios III
Victory Nasdaq-100 Index Fund
55
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zscaler, Inc. (a) ......................................................... 68,057 $ 15,393
1,216,268
Technology Hardware, Storage & Peripherals (8.9%):
Apple, Inc. ........................................................... 2,727,672 579,630
Utilities (1.5%):
American Electric Power Co., Inc. ........................................... 236,504 25,623
Constellation Energy Corp. ................................................ 138,763 31,005
Exelon Corp. .......................................................... 445,862 20,911
Xcel Energy, Inc. ....................................................... 254,842 18,017
95,556
Total Common Stocks (Cost $2,486,261)
a
a
a
6,512,303
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (c) ........ 1,637,608 1,637
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 1,637,608 1,637
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 1,637,608 1,638
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (c) . 1,637,608 1,638
Total Collateral for Securities Loaned (Cost $6,550)
a
a
a
6,550
Total Investments (Cost $2,492,811) — 99.7% 6,518,853
Other assets in excess of liabilities —  0.3% 17,436
NET ASSETS - 100.00% $ 6,536,289
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2025.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 69 6/20/25 $ 26,145,990 $ 27,128,730 $ 982,740
Total unrealized appreciation $ 982,740
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 982,740

Statements of Assets and Liabilities
April 30, 2025
56
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Assets:
Affiliated investments, at value (Cost $—, $175 and $—) $ — $ 341 $ —
Unaffiliated investments, at value (Cost $3,022,621, $467,266 and $2,492,811) 12,011,114 (a) 681,824 (b) 6,518,853 (c)
Cash 21,666 570 20,109
Deposit with broker for futures contracts 9,955 832 6,344
Receivables:
Dividends, interest, and securities lending income 6,724 236 823
Capital shares issued 1,846 16 1,840
Investments sold — 1,857 —
From Adviser 520 — 12
Variation margin on open futures contracts 9 3 17
Other — 152 —
Prepaid expenses 150 10 100
Total Assets 12,051,984 685,841 6,548,098
Liabilities:
Payables:
Collateral received on loaned securities 6,202 23,941 6,550
Capital shares redeemed 3,757 430 2,850
Accrued expenses and other payables:
Investment advisory fees 952 53 1,020
Administration fees 571 79 697
Custodian fees 88 6 48
Transfer agent fees 360 40 371
Compliance fees 8 — (d) 4
Trustees' fees 1 1 1
12b-1 fees — — 12
Other accrued expenses 91 40 256
Total Liabilities 12,030 24,590 11,809
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,801,503 442,634 2,360,198
Total accumulated earnings (loss) 9,238,451 218,617 4,176,091
Net Assets $ 12,039,954 $ 661,251 $ 6,536,289
Net Assets:
Fund Shares $ — $ 661,251 $ 5,166,420
Institutional Shares — — 803,954
Member Shares 4,148,240 — —
Reward Shares 7,891,714 — —
Class A — — 65,376
Class C — — 14,405
Class R6 — — 486,134
Total $ 12,039,954 $ 661,251 $ 6,536,289
Shares (unlimited number of shares authorized with no par value):
Fund Shares — 35,783 107,245
Institutional Shares — — 16,668
Member Shares 59,740 — —
Reward Shares 113,552 — —
Class A — — 1,364
Class C — — 309
Class R6 — — 10,083
Total 173,292 35,783 135,669
Net asset value, offering and redemption price per share:(e)
Fund Shares $ — $ 18 .48 $ 48 .17
Institutional Shares — — 48 .23
Member Shares 69 .44 — —
Reward Shares 69 .50 — —
Class A — — 47 .93
Class C(f) — — 46 .62
Class R6 — — 48 .21
Maximum Sales Charge — Class A — % — % 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ — $ 49 .03
(a) Includes $5,638 thousand of securities on loan.
(b) Includes $22,633 thousand of securities on loan.
(c) Includes $6,553 thousand of securities on loan.

Statements of Assets and Liabilities
April 30, 2025
57
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended April 30, 2025
58
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Investment Income:
Dividends from affiliated investments $ — $ 10 $ —
Dividends from unaffiliated investments 163,005 10,658 53,886
Interest from unaffiliated investments 1,462 169 1,040
Securities lending (net of fees) 11 555 90
Foreign tax withholding (1) (12) (81)
Total Income 164,477 11,380 54,935
Expenses:
Investment advisory fees 12,550 757 13,600
Administration fees — 1,136 —
Administration fees — Fund Shares — — 8,159
Administration fees — Institutional Shares — — 823
Administration fees — Member Shares 2,645 — —
Administration fees — Reward Shares 4,884 — —
Administration fees — Class A — — 104
Administration fees — Class C — — 22
Administration fees — Class R6 — — 227
Sub-Administration fees 29 30 25
12b-1 fees — Class A — — 174
12b-1 fees — Class C — — 148
Custodian fees 514 35 286
Transfer agent fees — 463 —
Transfer agent fees — Fund Shares — — 2,606
Transfer agent fees — Institutional Shares — — 860
Transfer agent fees — Member Shares 2,466 — —
Transfer agent fees — Reward Shares 1,239 — —
Transfer agent fees — Class A — — 73
Transfer agent fees — Class C — — 15
Transfer agent fees — Class R6 — — 66
Trustees' fees 57 52 55
Compliance fees 104 6 56
Legal and audit fees 64 61 58
State registration and filing fees 170 26 203
Line of credit fees 4 — —
Other expenses 413 68 1,214
Total Expenses 25,139 2,634 28,774
Expenses waived/reimbursed by Adviser (2,850) — (63)
Net Expenses 22,289 2,634 28,711
Net Investment Income (Loss) 142,188 8,746 26,224
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 14 —
Net realized gains (losses) from unaffiliated investment securities 422,743 31,473 212,560
Net realized gains (losses) from futures contracts 1,100 (287) 55
Net change in unrealized appreciation/depreciation on affiliated investment securities — 35 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 844,621 (15,494) 536,559
Net change in unrealized appreciation/depreciation on futures contracts 3,889 176 1,679
Net realized/unrealized gains (losses) on investments 1,272,353 15,917 750,853
Change in net assets resulting from operations $ 1,414,541 $ 24,663 $ 777,077

59
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 142,188 $ 140,377 $ 8,746 $ 7,838 $ 26,224 $ 28,812
Net realized gains (losses) 423,843 287,552 31,200 96,732 212,615 313,469
Net change in unrealized
appreciation/depreciation 848,510 1,770,829 (15,283) 22,866 538,238 1,091,791
Change in net assets resulting from
operations 1,414,541 2,198,758 24,663 127,436 777,077 1,434,072
Distributions to Shareholders:
Fund Shares — — (100,095) (32,980) (122,525) (117,654)
Institutional Shares — — — — (17,707) (19,604)
Member Shares (158,719) (88,838) — — — —
Reward Shares (303,632) (149,907) — — — —
Class A — — — — (1,447) (1,214)
Class C — — — — (287) (232)
Class R6 — — — — (11,008) (8,059)
Change in net assets resulting from
distributions to shareholders (462,351) (238,745) (100,095) (32,980) (152,974) (146,763)
Change in net assets resulting from
capital transactions (300,770) (307,281) 6,328 (40,274) (150,458) 402,410
Change in net assets 651,420 1,652,732 (69,104) 54,182 473,645 1,689,719
Net Assets:
Beginning of period 11,388,534 9,735,802 730,355 676,173 6,062,644 4,372,925
End of period $ 12,039,954 $ 11,388,534 $ 661,251 $ 730,355 $ 6,536,289 $ 6,062,644

60
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ — $ — $ 28,910 $ 31,919 $ 698,875 $ 864,762
Distributions reinvested — — 97,174 31,952 120,605 114,584
Cost of shares redeemed — — (119,756) (104,145) (978,347) (700,661)
Total Fund Shares $ — $ — $ 6,328 $ (40,274) $ (158,867) $ 278,685
Institutional Shares
Proceeds from shares issued $ — $ — $ — $ — $ 113,859 $ 131,874
Distributions reinvested — — — — 17,668 19,554
Cost of shares redeemed — — — — (209,276) (203,411)
Total Institutional Shares $ — $ — $ — $ — $ (77,749) $ (51,983)
Member Shares
Proceeds from shares issued $ 425,354 $ 395,615 $ — $ — $ — $ —
Distributions reinvested 157,715 88,203 — — — —
Cost of shares redeemed (952,361) (783,108) — — — —
Total Member Shares $ (369,292) $ (299,290) $ — $ — $ — $ —
Reward Shares
Proceeds from shares issued $ 701,607 $ 508,257 $ — $ — $ — $ —
Distributions reinvested 289,591 142,714 — — — —
Cost of shares redeemed (922,676) (658,962) — — — —
Total Reward Shares $ 68,522 $ (7,991) $ — $ — $ — $ —
Class A
Proceeds from shares issued $ — $ — $ — $ — $ 22,624 $ 51,193
Distributions reinvested — — — — 1,447 1,214
Cost of shares redeemed — — — — (25,635) (25,290)
Total Class A $ — $ — $ — $ — $ (1,564) $ 27,117
Class C
Proceeds from shares issued $ — $ — $ — $ — $ 3,607 $ 7,648
Distributions reinvested — — — — 287 232
Cost of shares redeemed — — — — (2,806) (3,180)
Total Class C $ — $ — $ — $ — $ 1,088 $ 4,700
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 182,108 $ 167,489
Distributions reinvested — — — — 10,983 8,042
Cost of shares redeemed — — — — (106,457) (31,640)
Total Class R6 $ — $ — $ — $ — $ 86,634 $ 143,891
Change in net assets resulting from
capital transactions $ (300,770) $ (307,281) $ 6,328 $ (40,274) $ (150,458) $ 402,410

61
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Share Transactions:
Fund Shares
Issued — — 1,367 1,608 14,066 21,294
Reinvested — — 4,489 1,564 2,255 2,747
Redeemed — — (5,658) (5,256) (19,762) (17,202)
Total Fund Shares — — 198 (2,084) (3,441) 6,839
Institutional Shares
Issued — — — — 2,348 3,264
Reinvested — — — — 330 468
Redeemed — — — — (4,157) (5,134)
Total Institutional Shares — — — — (1,479) (1,402)
Member Shares
Issued 5,953 6,614 — — — —
Reinvested 2,121 1,474 — — — —
Redeemed (13,276) (12,850) — — — —
Total Member Shares (5,202) (4,762) — — — —
Reward Shares
Issued 9,781 8,189 — — — —
Reinvested 3,893 2,384 — — — —
Redeemed (12,832) (11,156) — — — —
Total Reward Shares 842 (583) — — — —
Class A
Issued — — — — 460 1,272
Reinvested — — — — 27 29
Redeemed — — — — (516) (617)
Total Class A — — — — (29) 684
Class C
Issued — — — — 74 202
Reinvested — — — — 6 6
Redeemed — — — — (59) (82)
Total Class C — — — — 21 126
Class R6
Issued — — — — 3,685 4,191
Reinvested — — — — 205 193
Redeemed — — — — (2,116) (773)
Total Class R6 — — — — 1,774 3,611
Change in Shares (4,360) (5,345) 198 (2,084) (3,154) 9,858

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $64.07 $53.18 $48.85 $62.23 $51.33 $43.93
Investment Activities:
Net investment income (loss)(b) 0.78 0.75 0.23 0.69 0.63 0.65
Net realized and unrealized gains (losses) 7.23 11.44 4.25 (12.70) 13.37 8.48
Total from Investment Activities 8.01 12.19 4.48 (12.01) 14.00 9.13
Distributions to Shareholders from:
Net investment income (0.75) (0.78) (0.15) (0.70) (0.63) (0.66)
Net realized gains (1.89) (0.52) — (0.67) (2.47) (1.07)
Total Distributions (2.64) (1.30) (0.15) (1.37) (3.10) (1.73)
Net Asset Value, End of Period $69.44 $64.07 $53.18 $48.85 $62.23 $51.33
Total Return(c)(d) 12.25% 23.12% 9.19% (19.38)% 27.50% 21.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.23% 0.24% 0.25% 0.24% 0.24% 0.25%
Net Investment Income (Loss)(e) 1.08% 1.27% 1.35% 1.30% 1.09% 1.47%
Gross Expenses(e)(f) 0.23% 0.24% 0.25% 0.24% 0.24% 0.25%
Supplemental Data:
Net Assets at end of period (000's) $4,148,240 $4,161,093 $3,706,618 $3,423,615 $4,410,258 $3,997,663
Portfolio Turnover(c)(g) 2% 5% 4% 7% 8% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $64.12 $53.22 $48.88 $62.27 $51.36 $43.95
Investment Activities:
Net investment income (loss)(b) 0.83 0.80 0.24 0.74 0.68 0.70
Net realized and unrealized gains (losses) 7.24 11.45 4.26 (12.71) 13.38 8.49
Total from Investment Activities 8.07 12.25 4.50 (11.97) 14.06 9.19
Distributions to Shareholders from:
Net investment income (0.80) (0.83) (0.16) (0.75) (0.68) (0.71)
Net realized gains (1.89) (0.52) — (0.67) (2.47) (1.07)
Total Distributions (2.69) (1.35) (0.16) (1.42) (3.15) (1.78)
Net Asset Value, End of Period $69.50 $64.12 $53.22 $48.88 $62.27 $51.36
Total Return(c)(d) 12.34% 23.23% 9.23% (19.31)% 27.62% 21.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 1.16% 1.36% 1.44% 1.40% 1.17% 1.58%
Gross Expenses(e)(f) 0.19% 0.19% 0.20% 0.19% 0.18% 0.18%
Supplemental Data:
Net Assets at end of period (000's) $7,891,714 $7,227,441 $6,029,184 $5,480,518 $6,638,059 $5,010,367
Portfolio Turnover(c)(g) 2% 5% 4% 7% 8% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Extended Market Index Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.52 $17.95 $17.33 $24.75 $25.40 $20.01
Investment Activities:
Net investment income (loss)(b) 0.25 0.21 0.07 0.24 0.22 0.18
Net realized and unrealized gains (losses) 0.66 3.28 0.55 (6.14) 3.58 6.05
Total from Investment Activities 0.91 3.49 0.62 (5.90) 3.80 6.23
Distributions to Shareholders from:
Net investment income (0.29) (0.24) — (0.25) (0.23) (0.21)
Net realized gains (2.66) (0.68) — (1.27) (4.22) (0.63)
Total Distributions (2.95) (0.92) — (1.52) (4.45) (0.84)
Net Asset Value, End of Period $18.48 $20.52 $17.95 $17.33 $24.75 $25.40
Total Return(c)(d) 2.51% 19.51% 3.58% (24.03)% 15.61% 31.20%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.36% 0.38% 0.36% 0.34% 0.38%
Net Investment Income (Loss)(e) 1.16% 1.90% 1.21% 1.20% 0.77% 0.91%
Gross Expenses(e)(f) 0.35% 0.36% 0.38% 0.36% 0.34% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $661,251 $730,355 $676,173 $671,926 $969,905 $906,111
Portfolio Turnover(c) 13% 41% 5% 21% 24% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

65
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $43.67 $33.90 $27.97 $43.16 $35.56 $24.35
Investment Activities:
Net investment income (loss)(b) 0.19 0.21 0.04 0.16 0.11 0.13
Net realized and unrealized gains (losses) 5.44 10.65 5.89 (14.19) 9.43 11.62
Total from Investment Activities 5.63 10.86 5.93 (14.03) 9.54 11.75
Distributions to Shareholders from:
Net investment income (0.21) (0.24) — (0.08) (0.11) (0.13)
Net realized gains (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.13) (1.09) — (1.16) (1.94) (0.54)
Net Asset Value, End of Period $48.17 $43.67 $33.90 $27.97 $43.16 $35.56
Total Return(c)(d) 12.64% 32.21% 21.20% (32.69)% 26.96% 48.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.42% 0.42% 0.45% 0.44% 0.42% 0.44%
Net Investment Income (Loss)(e) 0.38% 0.53% 0.39% 0.48% 0.27% 0.46%
Gross Expenses(e)(f) 0.42% 0.42% 0.45% 0.44% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $5,166,420 $4,833,426 $3,520,754 $2,904,735 $4,436,357 $3,583,838
Portfolio Turnover(c)(g) 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $43.72 $33.94 $27.99 $43.26 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.19 0.21 0.04 0.16 0.10 0.07
Net realized and unrealized gains (losses) 5.44 10.66 5.91 (14.23) 9.45 8.17
Total from Investment Activities 5.63 10.87 5.95 (14.07) 9.55 8.24
Distributions to Shareholders from:
Net investment income (0.20) (0.24) — (0.12) (0.10) (0.05)
Net realized gains (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.12) (1.09) — (1.20) (1.93) (0.46)
Net Asset Value, End of Period $48.23 $43.72 $33.94 $27.99 $43.26 $35.64
Total Return(d)(e) 12.63% 32.19% 21.26% (32.70)% 26.93% 29.60%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.43% 0.42% 0.43% 0.43% 0.44% 0.44%
Net Investment Income (Loss)(f) 0.38% 0.53% 0.41% 0.52% 0.25% 0.42%
Gross Expenses(f)(g) 0.43% 0.42% 0.43% 0.43% 0.44% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $803,954 $793,303 $663,439 $579,072 $82,846 $57,240
Portfolio Turnover(d)(h) 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

67
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $43.47 $33.81 $27.91 $43.11 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.05 0.10 0.01 0.08 (0.01) 0.02
Net realized and unrealized gains (losses) 5.42 10.60 5.89 (14.18) 9.44 8.18
Total from Investment Activities 5.47 10.70 5.90 (14.10) 9.43 8.20
Distributions to Shareholders from:
Net investment income (0.09) (0.19) — (0.02) (0.13) (0.01)
Net realized gains (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.01) (1.04) — (1.10) (1.96) (0.42)
Net Asset Value, End of Period $47.93 $43.47 $33.81 $27.91 $43.11 $35.64
Total Return(d)(e) 12.36% 31.80% 21.14% (32.87)% 26.60% 29.46%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 0.11% 0.25% 0.13% 0.23% (0.02)% 0.11%
Gross Expenses(f)(g) 0.76% 0.78% 0.82% 0.82% 1.03% 46.74%
Supplemental Data:
Net Assets at end of period (000's) $65,376 $60,568 $23,980 $17,660 $14,070 $167
Portfolio Turnover(d)(h) 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $42.54 $33.19 $27.47 $42.74 $35.51 $27.86
Investment Activities:
Net investment income (loss)(c) (0.31)(d) (0.20) (0.07) (0.17) (0.33) (0.10)
Net realized and unrealized gains (losses) 5.31 10.40 5.79 (14.02) 9.39 8.16
Total from Investment Activities 5.00 10.20 5.72 (14.19) 9.06 8.06
Distributions to Shareholders from:
Net investment income — — — —(e) — —
Net realized gains (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions (0.92) (0.85) — (1.08) (1.83) (0.41)
Net Asset Value, End of Period $46.62 $42.54 $33.19 $27.47 $42.74 $35.51
Total Return(f)(g) 11.54% 30.83% 20.86% (33.37)% 25.67% 28.95%
Ratios to Average Net Assets:
Net Expenses(h)(i) 1.45% 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(h) (0.64)% (0.51)% (0.64)% (0.53)% (0.79)% (0.61)%
Gross Expenses(h)(i) 1.59% 1.61% 1.83% 1.86% 2.29% 19.93%
Supplemental Data:
Net Assets at end of period (000's) $14,405 $12,244 $5,385 $3,134 $3,205 $194
Portfolio Turnover(f)(j) 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(e) Amount is less than $0.005 per share.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

69
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $43.70 $33.92 $27.97 $43.19 $35.57 $24.35
Investment Activities:
Net investment income (loss)(b) 0.25 0.27 0.06 0.20 0.15 0.17
Net realized and unrealized gains (losses) 5.45 10.65 5.89 (14.21) 9.45 11.63
Total from Investment Activities 5.70 10.92 5.95 (14.01) 9.60 11.80
Distributions to Shareholders from:
Net investment income (0.27) (0.29) — (0.13) (0.15) (0.17)
Net realized gains (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.19) (1.14) — (1.21) (1.98) (0.58)
Net Asset Value, End of Period $48.21 $43.70 $33.92 $27.97 $43.19 $35.57
Total Return(c)(d) 12.79% 32.38% 21.27% (32.62)% 27.14% 48.51%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.29% 0.29% 0.30% 0.32% 0.30% 0.31%
Net Investment Income (Loss)(e) 0.51% 0.67% 0.53% 0.61% 0.38% 0.59%
Gross Expenses(e)(f) 0.29% 0.29% 0.30% 0.32% 0.30% 0.31%
Supplemental Data:
Net Assets at end of period (000's) $486,134 $363,103 $159,367 $71,232 $42,391 $35,511
Portfolio Turnover(c)(g) 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2025
Victory Portfolios III
70
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares
Victory Extended Market Index Fund Extended Market Index Fund Fund Shares
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
71
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of April 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 12,004,912 $ — $ — $ 12,004,912
Collateral for Securities Loaned ................................... 6,202 — — 6,202
Total ....................................................... $ 12,011,114 $ — $ — $ 12,011,114
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3,098 — — 3,098
Total ....................................................... $ 3,098 $ — $ — $ 3,098
Extended Market Index Fund
Common Stocks ............................................... 658,189 —(a) 3 658,192
Preferred Stocks ............................................... — — —(b) —(b)
Rights ...................................................... — — 32 32
Warrants .................................................... —(a) —(a) — —(a)
Collateral for Securities Loaned ................................... 23,941 — — 23,941
Total ....................................................... $ 682,130 $ —(a) $ 35 $ 682,165
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 96 — — 96
Total ....................................................... $ 96 $ — $ — $ 96
Nasdaq-100 Index Fund
Common Stocks ............................................... 6,512,303 — — 6,512,303
Collateral for Securities Loaned ................................... 6,550 — — 6,550
Total ....................................................... $ 6,518,853 $ — $ — $ 6,518,853
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 983 — — 983
Total ....................................................... $ 983 $ — $ — $ 983
*
Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a)
Rounds to less than $1 thousand.
(b)
Zero market value securities.

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
72
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended April 30, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 4,177,000
500 Index Fund ..................................................................................... $ 3,098
Extended Market Index Fund ........................................................................... 96
Nasdaq-100 Index Fund ............................................................................... 983
*
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 868,000 5,744,000
500 Index Fund ................................................................... $ 1,100 $ 3,889
Extended Market Index Fund ......................................................... (287) 176
Nasdaq-100 Index Fund ............................................................. 55 1,679

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
73
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2025 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 5,638 $ — $ 6,202
Extended Market Index Fund ........................................ 22,643(a) — 23,941
Nasdaq-100 Index Fund ............................................ 6,553 — 6,550
(a) Includes $11 thousand of securities on loan that were sold prior to April 30, 2025.

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
74
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
(a) Less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 306,081 $ 917,917
Extended Market Index Fund ................................................................. 97,890 181,109
Nasdaq-100 Index Fund ..................................................................... 522,214 796,925
500 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Nasdaq-100 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0 (a)
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
75
Amounts incurred and paid to VCM for the year ended April 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the year ended April 30, 2025 per shareholder account were as follows:
For the classes below, transfer agent fees for are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor receives no fee or other compensation for the
Flat Rate
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
In effect until August 31, 2025
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.06% 0.06% N/A N/A N/A
Extended Market Index Fund ............. 0.15% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.15% 0.10% N/A N/A 0.15% 0.15% 0.05%
Fund Shares
Member
Shares
Reward
Shares
500 Index Fund .................................................................... N/A $20 $20
Extended Market Index Fund .......................................................... $23 N/A N/A
Nasdaq-100 Index Fund .............................................................. $23 N/A N/A
Institutional
Shares Class A Class C Class R6
Nasdaq-100 Index Fund ................................................... 0.10% 0.10% 0.10% 0.01%

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
76
services from the 500 Index Fund or Extended Market Index Fund. Pursuant to the Distribution and Service Plans adopted in accordance with
Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended April 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of April 30, 2025, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of April 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may
Class A Class C
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Nasdaq-100 Index Fund ................................................................................ $ 4
In
effect until August 31, 2025
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.25% 0.15% N/A N/A N/A
Extended Market Index Fund ............. 0.43% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.48% 0.44% N/A N/A 0.70% 1.45% 0.40%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
500 Index Fund .......................................... $ 1,370 $ 931 $ 2,572 $ 2,850 $ 7,723
Nasdaq-100 Index Fund .................................... 26 14 53 63 156

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
77
not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer's bankruptcy.
Small-Capitalization and Mid-Capitalization Stock Risk – The Extended Market Index Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-
capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Large-Capitalization Stock Risk — The securities of large-sized companies held in the 500 Index Fund may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — The Nasdaq-100 Index Fund invests in securities of foreign issuers in various countries. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Funds may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Funds' market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Funds.
In addition, current regulations may limit the Funds' ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds
Complex”), may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective
June 24, 2025, with a termination date of June 22, 2026, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds.
Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended April 30, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan
Amount
Outstanding at
April 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
500 Index Fund .......................................... $ — $ 26,000 5.50% $ 26,000

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
78
rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended April 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Declared Paid
Victory 500 Index Fund Quarterly Quarterly
Victory Extended Market Index Fund Annually Annually
Victory Nasdaq-100 Index Fund Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
500 Index Fund ............................................................................ $ (10,776) $ 10,776
Extended Market Index Fund .................................................................. (1,192) 1,192
Nasdaq-100 Index Fund ...................................................................... (14,548) 14,548
Year Ended April 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 142,456 $ 319,895 $ 462,351
Extended Market Index Fund ................................................. 26,939 73,156 100,095
Nasdaq-100 Index Fund ..................................................... 67,480 85,494 152,974
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 146,748 $ 91,997 $ 238,745
Extended Market Index Fund ................................................. 8,887 24,093 32,980
Nasdaq-100 Index Fund ..................................................... 103,026 43,737 146,763

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
79
As of April 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, REIT adjustments, non-REIT return of capital adjustments, and deriva-
tives.
As of April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
As of April 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.  Transactions in
affiliated securities during the year ended April 30, 2025, were as follows (amounts in thousands, except shares):
10. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
500 Index Fund ................................... $ 13,723 $ 259,792 $ 273,515 $ 8,964,936 $ 9,238,451
Extended Market Index Fund ......................... 2,189 17,461 19,650 198,967 218,617
Nasdaq-100 Index Fund ............................. 7,013 192,947 199,960 3,976,131 4,176,091
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
500 Index Fund ..................................... $ 3,046,178 $ 9,037,848 $ (72,912) $ 8,964,936
Extended Market Index Fund ........................... 483,198 272,333 (73,366) 198,967
Nasdaq-100 Index Fund ............................... 2,542,722 4,121,700 (145,569) 3,976,131
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Extended Market Index
Fund
Victory Capital Holdings, Inc.,
Class A .............. $ 296 $ 87 $ (91) $ 14 $ 35 $ 341 5,955 $ 10 $ —

80
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory 500 Index
Fund, Victory Extended Market Index Fund, and Victory Nasdaq-100 Index Fund (the “Funds”), each a series of Victory Portfolios III, as of
April 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose reports dated June 27, 2024, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

Supplemental Information
April 30, 2025
Victory Portfolios III
81
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended April 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
500 Index Fund .................................................................................... 100%
Extended Market Index Fund .......................................................................... 40%
Nasdaq-100 Index Fund .............................................................................. 54%
Amount
500 Index Fund .................................................................................... $ 5,275
Extended Market Index Fund .......................................................................... 16,356
Nasdaq-100 Index Fund .............................................................................. 31,741
Amount
500 Index Fund .................................................................................... $ 330,519
Extended Market Index Fund .......................................................................... 74,065
Nasdaq-100 Index Fund .............................................................................. 100,042

Victory Portfolios III
82
(Unaudited)
Supplemental Information — continued
April 30, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory 500 Index Fund
Victory Extended Market Index Fund
Victory Nasdaq-100 Index Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
83
(Unaudited)
the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory 500 Index Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services as well as any fee waivers and reimbursements – was above the medians of its expense group its expense universe for Member Shares and below the medians of its expense group and expense universe for Reward Shares. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe for Member Shares and Reward Shares. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index, and noted that it reviews such information on a periodic basis.
Victory Extended Market Index Fund
Among other data, the Board noted that the Fund’s net management fee rate, which includes advisory and administrative services, was equal to the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses were below the medians of its expense group and its expense universe. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index, and noted that it reviews such information on a periodic basis.
Victory Nasdaq-100 Index Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services as well as any fee waivers and reimbursements – was equal to the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for certain share classes of the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the
Fund and the Nasdaq-100 Index and the relatively low tracking error between the Fund and the Nasdaq-100 Index, and noted that it reviews such information on a periodic basis.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory 500 Index Fund
This comparison indicated that, among other data, the performance of the Fund’s Member Shares and Reward Shares was above the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
Victory Extended Market Index Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024, and was below the average of its performance universe and its Lipper index

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
84
(Unaudited)
for the three-year period ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
Victory Nasdaq-100 Index Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance group and its Lipper index for the one-year period ended June 30, 2024, and was above the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance, and the extent to which the Fund met its investment objective of seeking to track its designated index.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Victory 500
Index Fund and Victory Nasdaq-100 Index Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable each
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of each Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund’s investment objective of seeking to track its designated index; (iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and
(v) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-Index-0625

April 30, 2025
Annual: Full Financials
Victory Core Plus Intermediate Bond Fund
Victory High Income Fund
Victory Income Fund
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory Core Plus Intermediate Bond Fund
2
Victory High Income Fund
30
Victory Income Fund
43
Victory Short-Term Bond Fund
63
Victory Ultra Short-Term Bond Fund
86
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
98
Statements of Operations
100
Statements of Changes in Net Assets
102
Financial Highlights
106
Notes to Financial Statements (Form N-CSR Item 7) 126
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 140
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
141
Advisory Contract Approval (Form N-CSR Item 11)
142

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.0%)
ABS Auto (9.8%):
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
11/15/27 @ 100(a) .................................................. $ 2,463 $ 2,453
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 8/15/28 @ 100(a) .............. 1,105 1,120
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 8/15/28 @ 100(a) ............. 1,351 1,374
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 8/15/28 @ 100(a) .............. 1,155 1,163
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 5/18/25 @ 100 ................. 592 591
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,944 2,928
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 1,231 1,231
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 1,517 1,516
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 2,200 2,199
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 6/15/27 @ 100(a) .............. 751 759
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 8/15/27 @ 100(a) .............. 4,078 4,161
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 8/15/27 @ 100(a) ............... 748 761
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 8/15/27 @ 100(a) ............... 1,246 1,267
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 2,667 2,655
Series 2020-1A, Class D, 3.34%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 1,200 1,193
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 3,250 3,293
Series 2023-3A, Class C, 7.05%, 2/22/28(a) ................................ 8,750 8,907
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 10,272 10,452
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 2,811 2,900
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 3,749 3,861
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 5/15/27 @ 100(a) ... 2,268 2,292
CarMax Auto Owner Trust ................................................
Series 2021-2, Class C, 1.34%, 2/16/27, Callable 5/15/25 @ 100 ................. 5,959 5,950
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 3,981 3,916
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 12/15/25 @ 100 ................ 2,831 2,756
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 2,716 2,741
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 3/15/27 @ 100 ................ 3,250 3,283
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 11/15/27 @ 100 ................ 1,822 1,836
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 12/8/25 @ 100 ................ 551 540
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 278 270
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 3/10/27 @ 100 ................ 415 396
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/27 @ 100 ................ 191 182
Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 1/10/27 @ 100 ................ 10,000 9,588
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 10/25/27 @ 100(a) ............. 2,742 2,840
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100(a) ............. 2,175 2,275
Series 2024-3A, Class B, 5.28%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 2,776 2,844
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 10/25/27 @ 100(a) ............. 3,671 3,756
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 12/25/27 @ 100(a) ............. 2,716 2,784
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 2,535 2,632
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 1/25/28 @ 100(a) .............. 3,616 3,596
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 1,610 1,622
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 826 831
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 936 944
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,404 1,420
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 1,858 1,904
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 2,874 2,953
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 2,545 2,582
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 2,200 2,236
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 150 153
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 125 129
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 2,911 2,986
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 2,875 2,909

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
3
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. $ 2,724 $ 2,799
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,691 4,884
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 4,598 4,666
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 3,566 3,703
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 3,207 3,299
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 3,052 3,016
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ 1,436 1,472
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 770 803
Enterprise Fleet Financing LLC .............................................
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 2/20/26 @ 100(a) .............. 1,125 1,123
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,750 2,791
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 12/20/26 @ 100(a) ............. 1,483 1,491
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 2,349 2,445
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 2,909 2,930
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 3,291 3,407
FCCU Auto Receivables Trust, Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 1/15/28 @
100(a) ........................................................... 597 614
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 5/15/25
@ 100(a) ......................................................... 3,981 3,981
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 5/15/25 @ 100(a) 4,335 4,311
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 7/15/25 @ 100 ................ 1,080 1,080
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 2,584 2,612
Ford Credit Auto Owner Trust ..............................................
Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,921 1,864
Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,650 1,601
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 2,250 2,155
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 500 480
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,000 1,994
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,457 2,451
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 4,111 4,178
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,250 10,425
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,940 11,190
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 4,925 5,104
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 3,710 3,848
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,881 1,942
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 10/15/26 @ 100(a) ........................................... 4,385 4,387
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @
100(a) ........................................................... 1,185 1,230
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 7/15/27
@ 100(a) ......................................................... 2,200 2,247
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 5/15/28 @ 100(a) .............. 1,381 1,402
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 2,266 2,240
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
9/20/25 @ 100 ..................................................... 1,250 1,253
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 1,388 1,329
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 3,050 3,085
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 2,259 2,319
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 1/15/28 @ 100(a) .............. 982 1,002
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 940 955
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 1/15/27 @ 100(a) ............... 3,276 3,309
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 1/15/27 @ 100(a) .............. 2,457 2,497
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 633 631
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 452 450
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 3,739 3,790

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
4
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ $ 3,038 $ 3,110
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 1,075 1,119
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 2,875 2,924
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 1,112 1,128
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 1,833 1,756
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,750 3,574
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 2,480 2,345
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,326
Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 2,500 2,493
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 4,167 4,153
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B1, 6.15%, 5/20/32, Callable 8/20/27 @ 100(a) .............. 1,748 1,768
Series 2024-2, Class B1, 5.44%, 10/20/32, Callable 5/20/28 @ 100(a) ............. 5,717 5,742
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 8/15/28 @
100 ............................................................. 1,265 1,269
JPMorgan Chase Bank NA ................................................
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 14 14
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 9 9
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1 1
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 1,409 1,404
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a) .............. 2,760 2,766
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 1/15/27 @ 100(a) ............. 4,600 4,643
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 1/15/27 @ 100(a) .............. 2,037 2,089
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 3/15/27 @ 100(a) .............. 4,531 4,547
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 3/15/27 @ 100(a) .............. 7,300 7,337
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 3/15/27 @ 100(a) .............. 1,698 1,726
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 7/15/27 @ 100(a) .............. 4,094 4,148
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 7/15/27 @ 100(a) ............. 3,794 3,913
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 6/15/27 @ 100(a) ............. 2,818 2,874
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 6/15/27 @ 100(a) .............. 3,288 3,383
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 6/15/27 @ 100(a) .............. 4,696 4,891
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 6/15/27 @ 100(a) .............. 2,888 2,923
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 2,716 2,756
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 10/15/27 @ 100(a) ............ 2,716 2,753
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 10/15/27 @ 100(a) ............ 2,218 2,272
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 12/15/27 @ 100(a) ............. 2,556 2,522
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 3,578 3,603
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 5,014 5,100
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 7,372 7,480
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 1,358 1,382
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 708 715
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 1,149 1,159
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 1,263 1,268
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 3,145 3,226
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 5,171 5,428
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 5/10/25 @
100(a) ........................................................... 277 273
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 1,852 1,822
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 3,162 3,154
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 2,217 2,212
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100(a) ............... 1,382 1,389
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 8/15/26 @
100(a) ........................................................... 363 360
Santander Bank Auto Credit-Linked Notes .....................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
5
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... $ 108 $ 108
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 68 68
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 3,174 3,204
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 162 162
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 527 529
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 6/15/27 @ 100(a) ............... 429 431
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 6/15/27 @ 100(a) ............... 437 439
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 9/15/27 @ 100(a) .............. 2,168 2,180
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 9/15/27 @ 100(a) .............. 916 921
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 9/15/27 @ 100(a) .............. 4,263 4,305
Series 2024-B, Class B, 4.97%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 4,296 4,299
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 4,431 4,431
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 5,109 5,093
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 3,053 3,027
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 3/15/27,
Callable 11/15/25 @ 100(a) ........................................... 940 926
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 5/20/27 @ 100(a) 1,876 1,910
SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.29%, 9/17/29, Callable 12/15/27 @
100(a) ........................................................... 2,749 2,773
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 10/15/27 @ 100(a) ............. 6,570 6,832
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 10/15/27 @ 100(a) ............ 3,459 3,588
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 12/15/27 @ 100(a) ............ 2,716 2,762
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 5/25/28 @ 100(a) ............... 1,235 1,243
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 5/25/28 @ 100(a) ............... 1,461 1,471
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,541 2,607
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 9/20/27 @ 100(a) .............. 1,841 1,873
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 6,381 6,402
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 1,362 1,372
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 6/20/27 @
100(a) ........................................................... 2,900 2,979
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 5,234 5,238
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 2,339 2,367
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 12/10/26 @ 100(a) .............. 2,159 2,160
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 3/10/27 @ 100(a) ............... 4,350 4,363
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 2,509 2,559
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 3,280 3,378
Westlake Automobile Receivables Trust, Series 2023-P1, Class C, 6.44%, 6/15/27, Callable
6/15/26 @ 100(a) ................................................... 1,200 1,209
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 1,452 1,462
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,819 2,907
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 3,036 3,138
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,425 3,568
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 4,009 4,072
Series 2024-2A, Class A1, 4.87%, 6/21/39(a) ............................... 4,524 4,547
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 4,524 4,522
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 3,366 3,379
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 3,655 3,674
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 8/15/25
@ 100 ........................................................... 5,000 4,940
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 10/15/25 @
100 ............................................................. 1,250 1,237
515,619
ABS Card (1.8%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 3,207 3,334
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 3,168 3,218

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
6
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CARDS II Trust ........................................................
Series 2024-1A, Class C, 5.84%, 7/16/29(a) ................................ $ 2,282 $ 2,298
Series 2025-1A, Class C, 5.42%, 3/17/31(a) ................................ 3,650 3,667
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 5,295 5,335
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 3,029 3,046
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 6,394 6,456
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 1,992 2,003
Golden Credit Card Trust .................................................
Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................................ 5,000 4,802
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,318
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 2,233 2,136
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 1,719 1,648
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,575 2,582
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 2,051 2,056
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 3,476 3,486
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 1,646 1,750
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 4,190 4,449
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 2,838 2,849
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 2,515 2,526
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 7/15/29 ............... 941 954
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 2,077 2,109
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 10,200 9,790
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,053 1,076
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 2,900 2,939
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 2,702 2,806
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 3,625 3,637
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,319 3,333
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 2,995 3,004
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,677 1,683
93,290
ABS Other (8.3%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 5/15/25 @ 100(a) ............. 3,000 2,869
Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 5/15/25 @ 100(a) .............. 1,500 1,433
AMSR Trust ..........................................................
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,800 1,653
Series 2021-SFR1, Class D, 2.60%, 6/17/38(a)(b) ............................ 1,500 1,378
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 1,216 1,206
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 1,058 1,060
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,998 2,060
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 563 589
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 1,638 1,665
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 2,616 2,663
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class C, 5.38%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 4,527 4,597
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,890 1,947
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,337 1,393
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,018 1,071
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 1,666 1,718
Barings Equipment Finance LLC, Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 11/13/29
@ 100(a) ......................................................... 3,969 4,045
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. 1,615 1,617
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 836 832

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... $ 3,309 $ 3,188
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a) ..... 2,081 1,750
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 3,090 3,114
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 4,488 4,482
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 2,493 2,535
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 5/14/27 @ 100(a) ............... 1,424 1,482
Series 2025-1, Class C, 4.89%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 1,212 1,205
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 450 446
CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 5/15/25 @
100(a) ........................................................... 1,885 1,774
Clarus Capital Funding LLC, Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 4/20/28 @
100(a) ........................................................... 925 916
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 6,182 6,215
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 12/15/25
@ 100(a) ......................................................... 117 117
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 480 485
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 4,218 4,079
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 3,893 3,973
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 7,529 6,947
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 9/22/25 @ 100(a) ............... 2,125 2,137
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,975 1,987
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 3,569 3,601
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,164 1,181
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,237 1,252
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,250 1,267
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 12/22/27 @ 100(a) .............. 925 931
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 2/15/27 @ 100(a) ............... 8,330 8,494
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 10/15/27 @ 100(a) .............. 3,476 3,589
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 10/15/27 @ 100(a) .............. 1,566 1,679
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 6,000 5,649
Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,822
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 4,418 4,119
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 9/20/25 @
100(a) ........................................................... 314 309
DLLAA LLC ..........................................................
Series 2023-1A, Class A2, 5.93%, 7/20/26, Callable 7/20/26 @ 100(a) ............. 450 451
Series 2025-1A, Class A4, 5.08%, 4/20/33, Callable 5/20/29 @ 100(a) ............. 4,203 4,294
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ...... 2,386 2,459
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 8/21/28, Callable 6/20/28 @ 100(a) ...... 2,715 2,735
FirstKey Homes Trust ....................................................
Series 2021-SFR2, Class C, 1.71%, 9/17/38(a)(b) ............................ 6,512 6,235
Series 2021-SFR2, Class D, 2.06%, 9/17/38(a)(b) ............................ 4,500 4,326
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)(b) ........................... 2,419 2,329
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2, Class C, 1.87%, 9/15/27 ................................... 1,447 1,429
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 3,430 3,448
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 3,886 3,925
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 3,174 3,282
Series 2024-4, Class B, 4.61%, 9/15/31(a) ................................. 6,005 6,023
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 9,439 9,588
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 6,585 6,776
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 22,560 23,650
Series 2024-1, Class A2, 6.19%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 2,716 2,792

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
8
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. $ 16,618 $ 18,348
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a)(b) ......................... 1,500 1,434
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/25 @ 100(a) .............. 1,538 1,596
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/25 @ 100(a) .............. 1,411 1,476
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/25 @ 100(a) .............. 1,176 1,159
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 910 920
Series 2025-1, Class C, 5.01%, 1/18/33, Callable 5/15/29 @ 100(a) ............... 3,430 3,412
HPEFS Equipment Trust ..................................................
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 4,076 4,084
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 2,350 2,393
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,259 2,285
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 12/20/27 @ 100(a) ............ 3,621 3,656
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 12/20/27 @ 100(a) ............. 1,940 1,965
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 648 643
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,765 1,805
Series 2025-1A, Class A4, 4.87%, 7/15/30, Callable 2/15/29 @ 100(a) ............. 3,463 3,512
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 6/15/27 @ 100(a) ............. 1,882 1,893
Series 2024-1A, Class A2, 4.99%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 2,715 2,715
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 3,682 3,572
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 2,348 2,412
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 5/13/30 @ 100(a) .............. 3,773 3,862
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 1/20/27 @ 100(a) ....... 291 277
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 5/20/25 @ 100(a) ............. 6,097 5,691
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 5/20/25 @ 100(a) ............. 1,832 1,665
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 1,043 1,063
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 2/15/28 @ 100(a) ............. 3,862 3,875
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 3,217 3,205
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 2,860 2,834
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 1,634 1,579
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47(a) ...................... 5,875 5,658
NP SPE X LP ..........................................................
Series 2019-2A, Class A2, 3.10%, 11/19/49(a) .............................. 1,748 1,605
Series 2019-2A, Class C1, 6.44%, 11/19/49(a) .............................. 2,035 1,973
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25
@ 100(a) ......................................................... 1,112 1,109
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 11/20/28 @ 100(a) ............ 3,629 3,611
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 11/20/28 @ 100(a) ............. 3,315 3,301
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 11/20/28 @ 100(a) ............. 2,601 2,598
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,139 1,158
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 461 473
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 948 956
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 2,254 2,272
Progress Residential Trust .................................................
Series 2021-SFR3, Class D, 2.29%, 5/17/26(a)(b) ............................ 2,000 1,955
Series 2021-SFR4, Class C, 2.04%, 5/17/38(a)(b) ............................ 2,351 2,294
Series 2021-SFR4, Class D, 2.31%, 5/17/38(a)(b) ............................ 2,500 2,442
Series 2021-SFR5, Class D, 2.11%, 7/17/38(a)(b) ............................ 2,000 1,938
Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 3,000 2,911
Series 2021-SFR7, Class B, 1.94%, 8/17/40(a)(b) ............................ 3,250 3,039
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A, Class A2, 4.99%, 9/15/49, Callable 9/15/27 @ 100(a) ............. 5,195 5,143
Series 2024-1A, Class B, 5.78%, 9/15/49, Callable 9/15/27 @ 100(a) .............. 1,400 1,405
SCF Equipment Leasing LLC ..............................................
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 9/20/28 @ 100(a) .............. 2,356 2,396

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 9/20/28 @ 100(a) ............. $ 2,144 $ 2,196
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 9/20/27 @ 100(a) ............. 2,347 2,378
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 5,955 6,040
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 4,440 4,511
Series 2025-1A, Class D, 5.88%, 11/20/35, Callable 9/20/31 @ 100(a) ............. 3,001 3,013
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/31(a) ............. 100 101
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 3,158 3,221
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a) ................. 4,281 4,160
Tricon Residential Trust ..................................................
Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100(a)(b) .......... 1,800 1,840
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(b) ........ 2,307 2,250
Trinity Rail Leasing LLC .................................................
Series 2019-1A, Class A, 3.82%, 4/17/49(a) ................................ 2,951 2,908
Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 5/19/25 @ 100(a) .............. 846 777
Series 2022-1A, Class A, 4.55%, 5/19/52, Callable 5/21/25 @ 100(a) .............. 2,259 2,200
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 4,134 4,210
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 1,642 1,673
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 5/15/25
@ 100(a) ......................................................... 586 578
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 9,000 8,374
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 4,500 3,949
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,263 3,102
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 7,500 7,060
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 2,074 2,087
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 1,511 1,555
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 93 97
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 7/12/27 @ 100(a) ............. 909 921
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 7/12/27 @ 100(a) .............. 1,077 1,108
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 2,301 2,329
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 793 803
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 661 675
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 819 829
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 3,866 3,948
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,145 1,172
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 814 823
Series 2024-7, Class C, 4.84%, 8/20/32, Callable 8/20/29 @ 100(a) ............... 6,425 6,460
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 3,113 3,151
Series 2025-2, Class C, 5.34%, 1/20/33, Callable 1/20/30 @ 100(a) ............... 7,427 7,605
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
11/20/27 @ 100(a) .................................................. 1,447 1,434
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 3,481 3,479
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 2,593 2,580
436,428
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 5.17% (SOFR90A+81bps), 10/25/65, Callable 7/25/25 @ 100(c) 289 276
Series 2012-6, Class B, 5.47% (SOFR30A+111bps), 4/27/43, Callable 12/25/29 @ 100(c) 2,500 2,343
2,619
Total Asset-Backed Securities (Cost $1,042,726)
a
a
a
1,047,956
Collateralized Loan Obligations (1.7%)
Cash Flow CLO (1.7%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class A2R, 5.87% (TSFR3M+160bps), 1/20/38, Callable 1/20/27 @
100(a)(c) ......................................................... 4,197 4,161

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-1A, Class BR, 5.97% (TSFR3M+170bps), 1/20/38, Callable 1/20/27 @
100(a)(c) ......................................................... $ 3,997 $ 3,943
720 East CLO II Ltd. ....................................................
Series 2023-2A, Class A2, 6.41% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 3,755 3,759
Series 2023-2A, Class D, 9.41% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 2,816 2,824
720 East CLO IV Ltd., Series 2024-1A, Class A2, 6.06% (TSFR3M+180bps), 4/15/37, Callable
4/15/26 @ 100(a)(c) ................................................. 2,767 2,764
720 East CLO VII Ltd., Series 2025-7A, Class A2, 5.68% (TSFR3M+140bps), 4/20/37,
Callable 4/20/26 @ 100(a)(c) .......................................... 2,587 2,548
AIMCO CLO Ltd. ......................................................
Series 2022-17A, Class XR, 5.42% (TSFR3M+115bps), 7/20/37, Callable 7/22/26 @
100(a)(c) ......................................................... 3,058 3,046
Series 2023-20A, Class B1, 6.46% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 2,822 2,826
Series 2023-20A, Class C1, 6.96% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 2,822 2,798
Barrow Hanley CLO II Ltd., Series 2023-2A, Class C, 7.77% (TSFR3M+350bps), 10/20/35,
Callable 10/20/25 @ 100(a)(c) ......................................... 2,816 2,817
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/25 @
100(a) ........................................................... 3,750 3,683
Dryden CLO Ltd. .......................................................
Series 2021-93A, Class A2R, 5.86% (TSFR3M+160bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ......................................................... 2,169 2,161
Series 2021-93A, Class XR, 5.41% (TSFR3M+115bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ......................................................... 3,342 3,342
Series 2023-102A, Class A2, 6.26% (TSFR3M+200bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 1,690 1,693
Series 2024-121A, Class B, 6.03% (TSFR3M+170bps), 1/15/37, Callable 1/15/27 @
100(a)(c) ......................................................... 4,420 4,403
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 7.08% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 2,345 2,349
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 5.93% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... 4,705 4,711
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 6.70% (TSFR3M+246bps), 10/12/30,
Callable 7/12/25 @ 100(a)(c) .......................................... 4,000 3,982
NGC Ltd., Series 2024-1A, Class X, 5.42% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(c) ......................................................... 3,243 3,243
Oaktree CLO Ltd., Series 2023-1A, Class B, 6.81% (TSFR3M+255bps), 4/15/36(a)(c) ..... 2,250 2,250
Octagon 68 Ltd., Series 2023-1A, Class X, 5.57% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(c) ................................................ 3,527 3,528
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A, Class A2, 6.16% (TSFR3M+190bps), 10/15/30, Callable 7/15/25 @
100(a)(c) ......................................................... 3,000 3,005
Series 2024-3A, Class A2, 5.95% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(c) ............................................................. 3,625 3,617
Trestles CLO IV Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 7/21/25 @ 100(a) . 1,000 887
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.00% (TSFR3M+273bps), 1/18/35, Callable
7/18/25 @ 100(a)(c) ................................................. 5,000 5,011
Venture CLO Ltd. ......................................................
Series 2023-47A, Class AJ, 6.57% (TSFR3M+230bps), 4/20/36, Callable 7/20/25 @
100(a)(c) ......................................................... 2,806 2,807
Series 2023-48A, Class B1, 7.02% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(c) ......................................................... 3,053 3,066
Series 2024-49A, Class X, 5.62% (TSFR3M+135bps), 4/20/37, Callable 4/20/26 @
100(a)(c) ......................................................... 1,717 1,715
Series 2024-50A, Class X, 5.52% (TSFR3M+125bps), 10/20/37, Callable 10/20/26 @
100(a)(c) ......................................................... 3,260 3,262
90,201
Total Collateralized Loan Obligations (Cost $90,460)
a
a
a
90,201

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (9.0%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... $ 3,357 $ 3,425
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 6,543 6,477
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 16,033 16,181
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 1,949 1,972
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,423 2,135
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 4,098 4,136
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 2,465 2,467
36,793
Agency Commercial MBS (2.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K141, Class A2, 2.25%, 2/25/32, Callable 2/25/32 @ 100 ................. 15,660 13,757
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 17,736 15,694
Series K143, Class A2, 2.35%, 3/25/32, Callable 3/25/32 @ 100 ................. 5,065 4,464
Series K144, Class A2, 2.45%, 4/25/32, Callable 4/25/32 @ 100 ................. 10,000 8,855
Series K145, Class A2, 2.58%, 5/25/32, Callable 5/25/32 @ 100 ................. 20,137 17,953
Series K146, Class A2, 2.92%, 6/25/32, Callable 6/25/32 @ 100 ................. 7,631 6,949
Series K147, Class A2, 3.00%, 6/25/32, Callable 6/25/32 @ 100(d) ............... 10,994 10,058
Series K149, Class A2, 3.53%, 8/25/32, Callable 8/25/32 @ 100 ................. 13,418 12,682
Series K-159, Class A2, 4.50%, 7/25/33, Callable 7/25/33 @ 100(d) ............... 17,895 17,898
Series K536, Class AS, 4.83% (SOFR30A+50bps), 11/25/29, Callable 11/25/29 @ 100(c) 3,434 3,435
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.96%, 2/25/27(d) ..... 1,964 1,923
113,668
Commercial MBS (6.1%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 5.61% (TSFR1M+129bps), 10/15/38(a)(b)(c) ........... 3,000 2,772
Series 2021-1177, Class D, 6.26% (TSFR1M+194bps), 10/15/38(a)(b)(c) ........... 10,600 9,401
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class C, 3.72%, 5/15/53, Callable 5/15/30 @ 100(a)(d) .......... 1,500 1,350
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(d) .......... 5,150 4,365
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(d) ........................... 1,450 1,423
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ........................... 1,310 1,252
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b)(d) ........................... 12,860 12,151
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100 .......... 5,000 4,860
BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100(a)(b) ... 5,935 5,768
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.08% (TSFR1M+375bps), 10/15/37(a)(b)
(c) ............................................................. 3,781 3,786
Benchmark Mortgage Trust ................................................
Series 2021-B25, Class 300D, 3.09%, 4/15/54, Callable 4/15/31 @ 100(a)(d) ........ 2,417 1,231
Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @ 100(b)(d) ......... 40,616 1,728
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 5.52% (TSFR1M+120bps),
3/15/42(a)(b)(c) .................................................... 2,570 2,520
BPR Trust ............................................................
Series 2021-TY, Class B, 5.59% (TSFR1M+126bps), 9/15/38(a)(b)(c) ............. 750 742
Series 2021-TY, Class C, 6.14% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,388 1,376
Series 2021-TY, Class D, 6.79% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 2,752 2,728
Series 2022-OANA, Class A, 6.22% (TSFR1M+190bps), 4/15/37(a)(b)(c) .......... 4,500 4,500
Series 2022-OANA, Class D, 8.02% (TSFR1M+370bps), 4/15/37(a)(b)(c) .......... 9,500 9,405
Series 2022-STAR, Class A, 7.55% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,804 2,786
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT, Class B, 5.39% (TSFR1M+106bps), 9/15/36(a)(b)(c) ........... 216 213
Series 2022-CSMO, Class C, 8.21% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 7,500 7,510
Series 2022-CSMO, Class D, 8.66% (TSFR1M+434bps), 6/15/27(a)(b)(c) .......... 2,400 2,404
Series 2023-XL3, Class A, 6.08% (TSFR1M+176bps), 12/9/40(a)(b)(c) ............ 140 140
BX Mortgage Trust, Series 2021-PAC, Class B, 5.34% (TSFR1M+101bps), 10/15/36(a)(b)(c) 3,250 3,204
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 3,000 2,971
Series 2022-CLS, Class C, 6.79%, 10/13/27(a)(b) ............................ 2,500 2,384

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-ROIC, Class A, 5.47% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... $ 2,674 $ 2,621
Series 2025-ROIC, Class B, 5.72% (TSFR1M+139bps), 3/15/30(a)(b)(c) ........... 3,053 2,981
BXP Trust ............................................................
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(d) .......................... 5,545 4,673
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(d) .......................... 3,750 3,042
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(d) .......................... 5,750 4,372
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(b) ................................................ 2,000 1,703
COMM Mortgage Trust ..................................................
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(d) ........... 3,280 3,242
Series 2015-PC1, Class B, 4.39%, 7/10/50, Callable 6/10/25 @ 100(d) ............. 3,399 3,323
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 1,075 915
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 3,622 3,793
Series 2024-277P, Class B, 7.23%, 8/10/44(a)(b)(d) .......................... 453 485
CSMC Trust ..........................................................
Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ........................... 1,950 1,781
Series 2019-UVIL, Class C, 3.39%, 12/15/41(a)(b)(d) ......................... 5,000 4,407
Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)(b) ......... 2,500 2,169
DBJPM Mortgage Trust ..................................................
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... 580 570
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)(b) ........... 5,000 2,316
Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a)(b) ........... 2,500 —(e)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.06% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 2,750 2,735
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class C, 5.69%, 9/10/38(a)(b)(d) ... 1,882 1,874
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100 ........... 4,000 3,717
Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100 ........... 5,000 4,548
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.33%, 11/5/38(a)(b)(d) .......................... 4,650 4,570
Series 2016-HHV, Class C, 4.33%, 11/5/38(a)(b)(d) .......................... 824 806
Series 2016-HHV, Class D, 4.33%, 11/5/38(a)(b)(d) .......................... 1,866 1,816
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 2/5/45(a)(b)(d) ......... 1,593 1,617
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 8,865 8,630
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(b) ............................ 1,906 1,780
Series 2019-30HY, Class D, 3.56%, 7/10/39(a)(b)(d) .......................... 4,947 4,461
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(d) ......................... 4,960 4,549
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(d) .......................... 5,796 5,952
Series 2025-SPRL, Class B, 5.95%, 1/13/40(a)(b)(d) .......................... 2,624 2,695
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.16% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 8,466 8,426
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 7.81% (TSFR1M+349bps), 10/15/39(a)(b)(c) .......... 1,900 1,867
Series 2022-LPFX, Class C, 3.95%, 3/15/32(a)(b)(d) ......................... 2,500 2,171
IRV Trust, Series 2025-200P, Class A, 5.47%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(d) .... 4,904 4,911
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10, Class C, 4.23%, 12/15/47, Callable 12/15/26 @ 100(d) ........... 647 628
Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)(b) ............ 5,000 4,684
Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100(a)(b)(d) .......... 2,436 2,226
Series 2019-OSB, Class D, 3.91%, 6/5/39, Callable 6/5/29 @ 100(a)(b)(d) .......... 2,000 1,799
Series 2021-2NU, Class D, 2.15%, 1/5/40(a)(b) ............................. 2,700 2,073
Series 2021-2NU, Class XA, 0.15%, 1/5/40(a)(b)(d) .......................... 226,300 511
Jackson Park Trust ......................................................
Series 2019-LIC, Class A, 2.77%, 10/14/39(a)(b) ............................ 5,000 4,508
Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(b)(d) .......................... 5,000 4,434
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 5.94% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 2,716 2,701
LBA Trust, Series 2024-7IND, Class B, 6.06% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 2,059 2,051
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 4,351 4,363
Life Mortgage Trust, Series 2022-BMR2, Class C, 6.41% (TSFR1M+209bps), 5/15/39,
Callable 5/15/25 @ 100(a)(b)(c) ........................................ 2,250 2,025

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ $ 8,617 $ 8,106
Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(d) .......................... 2,703 2,526
Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b)(d) .......................... 5,000 4,649
Series 2020-1MW, Class D, 2.41%, 9/10/39(a)(b)(d) .......................... 6,475 5,983
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 6.04% (TSFR1M+172bps),
4/15/38(a)(b)(c) .................................................... 1,600 1,590
MHC Trust, Series 2021-MHC2, Class D, 5.94% (TSFR1M+161bps), 5/15/38(a)(b)(c) ..... 1,520 1,510
MHP, Series 2022-MHIL, Class D, 5.93% (TSFR1M+161bps), 1/15/39(a)(b)(c) .......... 2,000 1,979
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.90%, 11/9/43(a)(b) ........ 2,750 2,144
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.72% (TSFR1M+239bps),
3/15/39(a)(b)(c) .................................................... 3,000 2,996
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.96% (TSFR1M+164bps), 3/15/39(a)(b)
(c) ............................................................. 3,860 3,830
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 7,791 6,990
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.94% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 5,000 4,613
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,383
SHR Trust ............................................................
Series 2024-LXRY, Class B, 6.77% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 4,487 4,451
Series 2024-LXRY, Class D, 7.92% (TSFR1M+360bps), 10/15/41(a)(b)(c) .......... 1,122 1,110
SLG Office Trust .......................................................
Series 2021-OVA, Class B, 2.71%, 7/15/41(a)(b) ............................ 4,000 3,468
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(b) ............................ 4,000 3,478
SREIT Trust, Series 2021-MFP2, Class D, 6.01% (TSFR1M+168bps), 11/15/36(a)(b)(c) .... 1,000 992
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.76% (TSFR1M+144bps),
3/15/42(a)(b)(c) .................................................... 4,335 4,257
TTAN, Series 2021-MHC, Class D, 6.19% (TSFR1M+186bps), 3/15/38(a)(b)(c) .......... 1,384 1,376
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3, Class B, 4.65%, 9/15/57, Callable 10/15/25 @ 100(d) .......... 2,000 1,978
Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100 ........... 3,500 3,467
Series 2015-NXS4, Class B, 4.22%, 12/15/48, Callable 11/15/25 @ 100(d) .......... 5,000 4,945
Series 2018-AUS, Class A, 4.19%, 8/17/36(a)(b)(d) .......................... 4,200 4,095
Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100 .............. 2,000 1,789
Series 2021-SAVE, Class D, 7.04% (TSFR1M+271bps), 2/15/40(a)(b)(c) ........... 1,200 1,169
320,365
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 5.18%
(TSFR1M+86bps), 7/19/35, Callable 5/19/25 @ 100(c) ........................ 317 203
Total Collateralized Mortgage Obligations (Cost $490,825)
a
a
a
471,029
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc., Series 2, 7.10%(g)(h) ............................................ 400,000 10,100
Financials (0.1%):
Citigroup Capital XIII, 10.91% (TSFR3M+663bps), 10/30/40(c) ..................... 87,500 2,608
U.S. Bancorp, Series A, 5.54% (TSFR3M+128bps)(c)(h) ........................... 5,000 4,220
6,828
Total Preferred Stocks (Cost $15,932)
a
a
a
16,928
Principal Amount
(000)
Senior Secured Loans (1.6%)
Communication Services (0.0%):(f)
Altafiber, Term B-4 Loans, First Lien, 7.07% (SOFR01M+275bps), 11/24/28(c) .......... 485 482
Frontier Communications Holdings LLC, Initial Term Loans, First Lien, 6.79%
(SOFR06M+250bps), 7/1/31(c) ......................................... 246 245
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 3/9/27(i) .......... —(e) —
727

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (0.5%):
Academy Ltd., Refinancing Term Loans, First Lien, 8.07% (SOFR01M+375bps), 11/8/27(c) . $ 109 $ 109
Alterra Mountain Co., Term B-6 Loan, First Lien, 7.07% (SOFR01M+275bps), 8/17/28(c) .. 428 427
Aramark Services, Inc., Term Loan B8, First Lien, 6.32% (SOFR01M+200bps), 6/24/30(c) .. 3,024 3,019
BJ's Wholesale Club, Inc., Tranch B Term, First Lien, 6.07% (SOFR01M+175bps), 2/5/29(c) . 825 827
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien, 6.07%
(SOFR01M+175bps), 9/19/31(c) ........................................ 4,801 4,705
Carnival Corp., 2025 Repricing Advance, First Lien, 6.33% (SOFR01M+200bps), 10/18/28(c) 2,382 2,372
Carnival Corp., 2025 Repricing Advance, First Lien, 6.33% (SOFR01M+200bps), 8/9/27(c) . 481 480
Charter Communications Operating LLC, Term Loan B-5, First Lien, 6.55%
(SOFR03M+225bps), 12/15/31(c) ....................................... 4,664 4,645
DK Crown Holdings, Inc., Term B Loans, First Lien, 6.07% (SOFR01M+175bps), 3/4/32(c) . 1,000 990
Flutter Financing B.V., Refinancing Term B Loan, First Lien, 6.05% (SOFR03M+175bps),
11/29/30(c) ....................................................... 1,881 1,849
Four Seasons Hotels Ltd., Term Loan B, First Lien, 6.07% (SOFR01M+175bps), 11/30/29(c) 3,324 3,325
Great Outdoors Group LLC, Term Loan B, First Lien, 7.57% (SOFR01M+325bps), 1/23/32(c) 901 879
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 6.57% (SOFR01M+225bps),
4/16/29(c) ........................................................ 973 969
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien, 7.32% (SOFR01M+300bps),
3/18/30(c) ........................................................ 1,880 1,763
26,359
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, Initial Term Loan, First Lien, 6.07% (SOFR01M+175bps),
3/4/32(c) ......................................................... 1,700 1,704
US Foods, Inc., Term Loan B, First Lien, 6.07% (SOFR01M+175bps), 10/3/31(c) ......... 2,444 2,449
4,153
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien, 6.32% (SOFR01M+200bps), 2/11/30(c) ...... 2,400 2,358
Murphy USA, Inc., Tranche B Term Loan, First Lien, 4/1/32(i) ...................... 750 752
3,110
Financials (0.6%):
Ardonagh Finco B.V., Term Loan B, First Lien, 2/18/31(i) .......................... 500 489
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 7.04%
(SOFR06M+275bps), 2/18/31(c) ........................................ 2,974 2,909
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 7.05%
(SOFR03M+275bps), 2/18/31(c) ........................................ 176 172
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien, 6.27% (SOFR03M+200bps),
10/15/31(c) ....................................................... 4,174 4,151
Asplundh Tree Expert LLC, Term Loan B, First Lien, 6.07% (SOFR01M+175bps), 5/23/31(c) 2,553 2,543
Boost Newco Borrower LLC, Term Loan B-2, First Lien, 6.30% (SOFR03M+200bps),
1/31/31(c) ........................................................ 3,292 3,284
Broadstreet Partners, Inc., Term B Loans, First Lien, 7.32% (SOFR01M+300bps), 6/16/31(c) 993 987
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien, 6.80%
(SOFR03M+250bps), 11/8/32(c) ........................................ 2,703 2,686
Delta 2 (LUX) SARL, Inc., Delayed Draw Term Loan, First Lien, 9/10/31(i)(j) ........... 350 348
Delta 2 (LUX) SARL, Term Loan B, First Lien, 6.30% (SOFR03M+200bps), 9/19/31(c) .... 750 746
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 7.82% (SOFR01M+350bps),
1/29/29(c) ........................................................ 475 462
Focus Financial Partners LLC, Tranhe B Incremental Term Loan, First Lien, 7.07%
(SOFR01M+275bps), 9/15/31(c) ........................................ 97 95
Jefferies Finance PLC, Initial Term Loan, First Lien, 7.32% (SOFR01M+300bps), 10/9/31(c) 4,389 4,384
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien, 7.80% (SOFR03M+350bps),
6/30/31(c) ........................................................ 896 890
OneDigital Borrower LLC, Refinancing Term Loans, First Lien, 7.32% (SOFR01M+300bps),
7/2/31(c) ......................................................... 1,811 1,780
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.04% (SOFR03M+375bps), 6/2/28(c) ... 234 225
Ryan Specialty Group LLC, Term Loan B1, First Lien, 6.57% (SOFR01M+225bps), 9/15/31(c) 499 496
Truist Insurance Holdings LLC, Term Loan B, First Lien, 7.05% (SOFR03M+275bps),
5/6/31(c) ......................................................... 563 556
27,203

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (0.0%):(f)
Arcosa, Inc., Initial Term Loans, First Lien, 6.57% (SOFR01M+225bps), 8/1/31(c) ........ $ 1,746 $ 1,738
Berlin Packaging LLC, Replacement Term Loan, First Lien, 7.80% (SOFR03M+350bps),
6/9/31(c) ......................................................... 50 50
Berlin Packaging LLC, Replacement Term Loan, First Lien, 7.82% (SOFR01M+350bps),
6/9/31(c) ......................................................... 432 429
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.02%
(SOFR03M+375bps), 10/20/27(c) ....................................... 68 69
Janus International Group LLC, Term Loan B, First Lien, 6.79% (SOFR03M+250bps),
8/5/30(c) ......................................................... 178 176
Knife River Corp., Initial Tranche B Term Loans, First Lien, 6.29% (SOFR03M+200bps),
3/8/32(c) ......................................................... 1,725 1,723
The GEO Group, Inc., Term Loan, First Lien, 9.58% (SOFR01M+525bps), 4/16/29(c) ..... 1,695 1,715
TricorBraun Holdings Inc., Closing Date Initial Term Loans, First Lien, 7.57%
(SOFR01M+325bps), 3/3/28(c) ......................................... 457 450
6,350
Information Technology (0.2%):
Open Text Corp., Term Loan B, First Lien, 6.07% (SOFR01M+175bps), 1/31/30(c) ....... 4,588 4,568
Proofpoint, Inc., Term Loan, First Lien, 7.32% (SOFR01M+300bps), 8/31/28(c) .......... 469 466
SanDisk Corp., Term B Loan, First Lien, 7.33% (SOFR03M+300bps), 12/13/31(c) ........ 5,300 5,048
10,082
Materials (0.1%):
The Chemours Co., Term Loan B, First Lien, 7.32% (SOFR01M+300bps), 8/18/28(c) ...... 3,242 3,153
Total Senior Secured Loans (Cost $81,717)
a
a
a
81,137
Corporate Bonds (20.3%)
Communication Services (1.3%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 489 462
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%,
3/1/50, Callable 9/1/49 @ 100 .......................................... 254 189
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a) ............................... 874 906
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 4,824 4,829
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 2,139 2,151
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31, Callable 2/15/27
@ 105(a) ......................................................... 4,339 4,122
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 6/5/25 @ 101.69(a) ...... 26,401 26,525
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 2,688 2,430
Paramount Global, 4.38%, 3/15/43 .......................................... 7,634 5,503
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%,
3/20/28, Callable 3/20/27 @ 100(a) ...................................... 232 234
T-Mobile US, Inc.
5.30%, 5/15/35, Callable 2/15/35 @ 100 .................................. 2,566 2,577
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 1,155 1,075
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100 ............... 1,584 1,410
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 2,787 2,387
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 2,004 1,376
WMG Acquisition Corp., 3.88%, 7/15/30, Callable 7/15/25 @ 101.94(a) ............... 15,910 14,641
70,817
Consumer Discretionary (1.3%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 1,661 1,392
5.89%, 3/15/35, Callable 12/15/34 @ 100 ................................. 5,973 5,902
Boyne USA, Inc., 4.75%, 5/15/29, Callable 6/5/25 @ 101.19(a) ...................... 1,709 1,627
Caesars Entertainment, Inc.
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 1,093 1,120
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 2,875 2,891
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 3,789 3,722
Daimler Truck Finance North America LLC, 5.38%, 6/25/34, Callable 3/25/34 @ 100(a) .... 3,168 3,124
DR Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35 @ 100 ......................... 3,017 3,024

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... $ 2,829 $ 2,791
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 6/5/25 @ 102.5(a) .................... 4,779 4,791
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 1,707 1,461
Hyatt Hotels Corp.
5.75%, 3/30/32, Callable 1/30/32 @ 100 .................................. 4,277 4,285
5.50%, 6/30/34, Callable 3/30/34 @ 100 .................................. 430 418
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 5,059 4,966
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 870 898
Marriott International, Inc., 5.50%, 4/15/37, Callable 1/15/37 @ 100 .................. 3,432 3,348
Meritage Homes Corp., 5.65%, 3/15/35, Callable 12/15/34 @ 100(g) .................. 3,429 3,345
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 3,169 3,096
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 939 963
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 50 40
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100 .................. 2,156 2,063
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 1,576 1,344
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 2,779 2,815
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,445 1,258
Volkswagen Group of America Finance LLC
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 1,995 2,084
5.60%, 3/22/34, Callable 12/22/33 @ 100(a)(g) ............................. 3,208 3,160
65,928
Consumer Staples (1.0%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 7,183 5,972
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 10,190 5,850
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 6/5/25 @ 103.25(a) ............................... 6,200 6,300
4.88%, 2/15/30, Callable 6/5/25 @ 103.66(a) ............................... 1,150 1,111
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,399 3,319
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 3,539 3,640
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(g) ...................... 31 31
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100(g) ........................ 524 455
JBS USA Holding LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35,
Callable 1/20/35 @ 100(a) ............................................ 2,466 2,544
Kellanova, 4.50%, 4/1/46 ................................................. 263 224
Kraft Heinz Foods Co., 5.40%, 3/15/35, Callable 12/15/34 @ 100 .................... 2,589 2,606
Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @ 100(a) ............................. 5,137 5,159
Pilgrim's Pride Corp., 6.25%, 7/1/33, Callable 4/1/33 @ 100 ........................ 500 521
Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ..................... 1,357 1,345
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100(a) .................... 2,135 1,812
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 1,900 1,674
Sysco Corp., 5.40%, 3/23/35, Callable 12/23/34 @ 100 ............................ 3,024 3,027
The Hershey Co., 5.10%, 2/24/35, Callable 11/24/34 @ 100 ........................ 4,312 4,352
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 1,188 1,262
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 100 93
51,297
Energy (1.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 2,227 1,871
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 5/16/25 @ 101.16 ................... 500 494
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 5,986 6,001
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 10,848 10,479
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 1,000 961
Diamondback Energy, Inc.
5.40%, 4/18/34, Callable 1/18/34 @ 100 .................................. 2,343 2,290
5.75%, 4/18/54, Callable 10/18/53 @ 100 ................................. 4,450 3,978
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 1,808 1,794
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35, Callable 10/15/34 @ 100 ........... 4,819 4,974
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,118 3,123
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a)(g) ................ 6,367 5,589
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) ... 3,673 3,206
Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27 @ 103 ........................ 1,445 1,316
Occidental Petroleum Corp., 6.45%, 9/15/36 ................................... 2,348 2,288

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ONEOK, Inc., 5.15%, 10/15/43, Callable 4/15/43 @ 100 ........................... $ 1,763 $ 1,524
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 854 835
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34, Callable 6/15/34 @
100(g) ........................................................... 2,528 2,502
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 2,313 2,245
Viper Energy, Inc.
5.38%, 11/1/27, Callable 5/21/25 @ 100.9(a) ............................... 9,144 9,106
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 22,707 23,607
88,183
Financials (6.3%):
AerCap Global Aviation Trust, 6.50% (TSFR3M+456bps), 6/15/45, Callable 6/16/25 @ 100(a)
(c) ............................................................. 3,711 3,714
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) ....... 4,470 4,454
American National Global Funding, 5.55%, 1/28/30(a) ............................ 2,538 2,595
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 3,224 3,214
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 699 710
Arthur J. Gallagher & Co.
5.45%, 7/15/34, Callable 4/15/34 @ 100 .................................. 2,320 2,359
5.55%, 2/15/55, Callable 8/15/54 @ 100 .................................. 2,436 2,289
Athene Global Funding, 2.67%, 6/7/31(a) ...................................... 3,500 3,038
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(c) .................... 4,000 3,438
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 2,050 1,708
Blue Owl Finance LLC, 6.25%, 4/18/34, Callable 1/18/34 @ 100 ..................... 2,782 2,810
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 22,065 23,269
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 3,176 3,203
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(c) ... 4,000 3,293
Citigroup, Inc., 5.95% (TSFR3M+417bps), Callable 5/15/25 @ 100(c)(h) ............... 4,281 4,279
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(h) ...................... 24,190 23,982
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 2,574 2,088
Comerica, Inc., 5.63% (H15T5Y+529bps), Callable 7/1/25 @ 100(c)(g)(h) .............. 6,181 6,132
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 978 694
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 1,000 988
Diageo Investment Corp., 5.63%, 4/15/35, Callable 1/15/35 @ 100 ................... 2,769 2,850
Discover Financial Services, 6.13% (H15T5Y+578bps), Callable 6/23/25 @ 100(c)(h) ..... 6,642 6,633
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 3,427 3,401
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(g)(h) ......... 7,028 6,947
First Citizens Bancshares, Inc., 6.76% (TSFR3M+247bps), 3/15/30, Callable 6/15/25 @ 100(c) 2,846 2,843
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 2,500 2,505
Fiserv, Inc.
5.15%, 8/12/34, Callable 5/12/34 @ 100 .................................. 2,743 2,697
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 250 196
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 226 227
Ford Motor Credit Co. LLC
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 4,286 4,110
6.13%, 3/8/34 ..................................................... 3,662 3,458
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 4,002 4,441
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 2,388 1,703
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 1,416 1,296
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) ... 4,277 4,401
Holcim Finance US LLC, 5.40%, 4/7/35, Callable 1/7/35 @ 100(a) ................... 4,758 4,757
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 3,898 3,204
Janus Henderson US Holdings, Inc., 5.45%, 9/10/34, Callable 6/10/34 @ 100 ............ 8,076 7,711
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%, 10/15/31, Callable 10/15/27 @ 103.31(a) 1,771 1,734
JPMorgan Chase & Co.
2.96% (SOFR+126bps), 1/25/33, Callable 1/25/32 @ 100(c) .................... 3,168 2,804
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(c) .................... 1,914 1,983
KeyCorp
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 2,335 2,221
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(c) ................. 3,445 3,609

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
KeyCorp Capital II, 6.88%, 3/17/29 .......................................... $ 750 $ 749
LPL Holdings, Inc., 5.65%, 3/15/35, Callable 12/15/34 @ 100 ....................... 3,432 3,393
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(h) ............. 6,616 6,592
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 513 487
MetLife, Inc.
3.85% (H15T5Y+358bps), Callable 9/15/25 @ 100(c)(h) ...................... 7,523 7,449
9.25%, 4/8/38, Callable 4/8/33 @ 100(a) .................................. 3,431 3,981
Morgan Stanley
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 4,956 4,934
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 4,875 4,060
New York Life Global Funding, 5.35%, 1/23/35(a) ............................... 5,230 5,331
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 912 981
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 1,043 1,103
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 690 690
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(h) ........ 6,847 6,818
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 6,500 6,432
Santander Holdings USA, Inc.
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 3,728 3,737
6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(c) .................... 2,344 2,393
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 4,561 4,764
Stonepeak Nile Parent LLC, 7.25%, 3/15/32, Callable 3/15/28 @ 103.63(a) ............. 2,242 2,276
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 4,914 4,891
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(h) ...................... 15,775 15,672
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(c) .................... 2,322 2,345
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 2,668 2,677
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(h) ....................... 20,136 20,094
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 559 584
The Goldman Sachs Group, Inc., 5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(c) 2,444 2,518
The PNC Financial Services Group, Inc.
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 1,826 1,862
5.58% (SOFR+139bps), 1/29/36, Callable 1/29/35 @ 100(c) .................... 4,365 4,414
Toyota Motor Credit Corp., 5.35%, 1/9/35 ..................................... 5,063 5,190
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(h) ....................... 12,301 12,232
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(h) ...................... 1,886 1,809
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100(c) .................. 746 805
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100, MTN(c) ............... 2,465 2,382
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 2,500 2,425
Wells Fargo & Co.
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(h) ...................... 1,758 1,726
5.88%, Callable 9/15/25 @ 100(h) ....................................... 2,615 2,613
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 2,401 2,420
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 1,469 1,423
328,240
Health Care (1.2%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a) ............. 1,298 1,300
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 82 79
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 952 921
Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a) ................ 4,000 3,428
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 5,000 4,974
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 3,000 2,922
CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) ..... 1,000 826
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30,
Callable 7/16/26 @ 103.31(a)(g) ........................................ 8,561 8,593
CVS Health Corp., 6.75% (H15T5Y+252bps), 12/10/54, Callable 9/10/34 @ 100(c) ....... 918 913
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 20,523 18,322
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 6,135 6,015

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... $ 1,071 $ 1,075
5.75%, 3/1/35, Callable 12/1/34 @ 100 ................................... 4,726 4,772
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 927 894
Orlando Health Obligated Group, 5.48%, 10/1/35, Callable 4/1/34 @ 100 ............... 245 251
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100 ........................ 998 1,009
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 5/21/25 @ 102.13 ................... 200 191
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,165 2,617
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 4,020 3,754
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 2,137 2,127
64,983
Industrials (3.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,855 3,346
Air Lease Corp., 4.65% (H15T5Y+408bps), Callable 6/15/26 @ 100(c)(h) .............. 458 444
Alaska Airlines Pass Through Trust
8.00%, 8/15/25(a) .................................................. 1,031 1,037
4.80%, 8/15/27(a) .................................................. 3,884 3,851
American Airlines Pass Through Trust
4.00%, 7/15/25 .................................................... 3,261 3,240
3.70%, 10/15/25 .................................................... 2,762 2,723
3.60%, 10/15/29 .................................................... 1,242 1,145
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 14,022 13,590
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 840 813
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 1,500 1,488
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 3,872 3,951
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 6/5/25 @ 103(a) .................. 720 687
British Airways Pass Through Trust, 3.35%, 6/15/29(a) ............................ 1,190 1,128
CRH America Finance, Inc.
5.50%, 1/9/35, Callable 10/9/34 @ 100 ................................... 4,863 4,937
5.88%, 1/9/55, Callable 7/9/54 @ 100 .................................... 1,654 1,634
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 3,264 3,065
Delta Air Lines, Inc., 3.75%, 10/28/29, Callable 7/28/29 @ 100 ...................... 1,681 1,561
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 6,464 6,408
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 1,443 1,473
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 458 464
Extra Space Storage LP, 5.35%, 1/15/35, Callable 10/15/34 @ 100(g) .................. 2,979 2,931
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 3,106 3,146
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 6,304 6,293
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 4,103 3,961
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 906 916
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(a) ... 7,106 6,549
JetBlue Pass Through Trust, 7.75%, 11/15/28 ................................... 2,913 2,942
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 2,110 2,106
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 1,475 1,279
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,479 1,514
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 6/5/25 @ 101.63(a) ........................................... 4,890 4,906
Northwestern Mutual Global Funding, 4.96%, 1/13/30(a) .......................... 4,372 4,467
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 3,682 3,713
Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35 @ 100 ............................ 2,562 2,602
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 19,241 19,604
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 1,523 1,509
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 6/5/25 @ 102.19(a) ....... 855 812
RXO, Inc., 7.50%, 11/15/27, Callable 6/5/25 @ 103.75(a) .......................... 9,535 9,771
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 5,467 5,830
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 15,787 17,497
The Boeing Co.
6.88%, 3/15/39 .................................................... 11,585 12,434
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 7,314 6,858
6.86%, 5/1/54, Callable 11/1/53 @ 100 ................................... 3,907 4,172

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ $ 1,971 $ 1,797
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 3,173 3,173
Uber Technologies, Inc., 6.25%, 1/15/28, Callable 5/16/25 @ 101.56(a) ................ 98 98
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 2,392 2,384
4.00%, 4/11/26 ..................................................... 5,965 5,882
3.50%, 5/1/28 ..................................................... 2,372 2,252
5.88%, 2/15/37 .................................................... 1,795 1,760
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 4,270 4,011
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 28 28
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,687 2,714
206,896
Information Technology (0.4%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 2,655 2,671
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 22 19
Cadence Design Systems, Inc., 4.70%, 9/10/34, Callable 6/10/34 @ 100(g) .............. 542 530
Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 5/16/25 @ 100.75 ................ 1,409 1,306
Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ................ 1,814 1,895
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 3,474 3,374
Micron Technology, Inc., 6.05%, 11/1/35, Callable 8/2/35 @ 100 ..................... 3,414 3,464
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 3,836 3,300
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 71 48
Roper Technologies, Inc., 4.90%, 10/15/34, Callable 7/15/34 @ 100 ................... 3,625 3,515
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 3,398 3,409
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 54 56
23,587
Materials (0.8%):
Amcor Flexibles North America, Inc.
2.69%, 5/25/31, Callable 2/25/31 @ 100 .................................. 2,170 1,918
5.50%, 3/17/35, Callable 12/17/34 @ 100(a) ............................... 5,989 5,965
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 2,222 2,025
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 2,013 1,445
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 3,572 3,548
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 1,519 1,414
Olin Corp.
5.00%, 2/1/30, Callable 6/5/25 @ 101.25 .................................. 1,725 1,620
6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ................................ 6,424 6,097
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,363 1,399
Reliance, Inc., 6.85%, 11/15/36 ............................................. 1,862 2,030
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 3,894 3,723
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 2,469 2,504
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 448 469
The Sherwin-Williams Co., 4.80%, 9/1/31, Callable 7/1/31 @ 100 .................... 1,384 1,385
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 4,423 4,459
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 2,742 2,625
42,626
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc., 5.50%, 10/1/35, Callable 7/1/35 @ 100 ............ 2,620 2,592
American Assets Trust LP, 6.15%, 10/1/34, Callable 7/1/34 @ 100 .................... 2,735 2,689
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 3,740 3,805
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 2,037 1,595
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 2,228 1,942
5.50%, 6/15/35, Callable 3/15/35 @ 100 .................................. 4,268 4,253
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 2,446 2,166
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 2,410 2,132
Federal Realty OP LP, 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 2,500 2,357
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100 ........ 476 449
Healthpeak OP LLC, 5.38%, 2/15/35, Callable 11/15/34 @ 100 ...................... 2,602 2,585

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%,
7/15/28(a) ........................................................ $ 164 $ 163
Kilroy Realty LP, 6.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 4,056 3,924
Regency Centers LP, 5.10%, 1/15/35, Callable 10/15/34 @ 100 ...................... 2,741 2,702
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 6/5/25 @ 101.5(a) ................................ 75 72
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 855 853
SBA Tower Trust
2.33%, 1/15/28, Callable 7/15/26 @ 100(a) ................................ 3,000 2,805
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 2,947 3,015
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 9,035 8,918
2.59%, 10/15/31(a) .................................................. 5,000 4,332
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 3,597 3,190
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 2,821 2,995
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 3,636 3,605
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 6/5/25 @ 102.06(a) ..... 15,072 14,220
77,359
Utilities (0.9%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 511 527
Calpine Corp.
5.13%, 3/15/28, Callable 6/5/25 @ 100.85(a) ............................... 4,280 4,235
5.00%, 2/1/31, Callable 2/1/26 @ 102.5(a) ................................. 17,433 16,780
CenterPoint Energy Houston Electric LLC, 5.05%, 3/1/35, Callable 12/1/34 @ 100 ........ 3,592 3,567
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 959 899
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 920 949
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 2,502 2,543
Duke Energy Progress SC Storm Funding LLC, 5.40%, 3/1/44 ....................... 2,299 2,335
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 733 629
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 1,401 1,213
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 4,360 4,372
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 2,977 2,992
Interstate Power and Light Co., 4.95%, 9/30/34, Callable 6/30/34 @ 100 ............... 2,502 2,439
Oncor Electric Delivery Co. LLC, 5.35%, 4/1/35, Callable 1/1/35 @ 100(a) ............. 2,567 2,601
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(c) ........ 1,749 1,726
47,807
Total Corporate Bonds (Cost $1,069,503)
a
a
a
1,067,723
Yankee Dollars (6.1%)
Communication Services (0.1%):
Bell Telephone Co. of Canada or Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(c) ................................................... 2,597 2,602
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 1,700 1,555
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 1,381 1,472
5,629
Consumer Discretionary (1.7%):
Carnival Corp.
7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ............................... 12,449 12,994
6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a) .............................. 3,630 3,597
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 16,632 16,964
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(k) .............. 8,955 8,559
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 1,402 1,412
5.25%, 1/15/29, Callable 6/5/25 @ 101.31(a) ............................... 13,753 13,444
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 403 401
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a)(g) .............................. 7,065 6,898
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 4,699 4,667
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 16,341 16,594
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 1,809 1,814

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Viking Cruises Ltd.
5.88%, 9/15/27, Callable 6/5/25 @ 100.98(a) ............................... $ 1,709 $ 1,705
9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) .............................. 1,184 1,266
90,315
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 5.27%, 2/12/34, Callable 11/12/33 @ 100(a) ............ 6,834 6,730
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 2,562 2,487
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 4,441 4,447
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)(g) .................... 7,306 5,926
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 6.50%, 12/1/52,
Callable 6/1/52 @ 100 ............................................... 444 456
20,046
Energy (0.3%):
Aker BP ASA, 5.13%, 10/1/34, Callable 7/1/34 @ 100(a) .......................... 6,518 6,116
Enbridge, Inc.
5.63%, 4/5/34, Callable 1/5/34 @ 100 .................................... 2,668 2,703
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 1,048 1,009
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 5,581 5,330
15,158
Financials (2.4%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 1,200 1,230
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 1,450 1,483
AS Mileage Plan IP Ltd., 5.31%, 10/20/31, Callable 8/20/31 @ 100(a) ................. 12,015 11,490
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 544 552
Banco Santander SA, 6.92%, 8/8/33 ......................................... 3,400 3,623
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 2,574 2,177
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... 3,200 2,913
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63%
(H15T5Y+338bps), 2/11/35, Callable 2/11/30 @ 100(a)(c)(g) ................... 2,602 2,621
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a) .................. 1,759 1,828
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 3,682 3,746
BNP Paribas SA
2.87% (TSFR3M+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(c) ................ 500 440
5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(c)(g) ................ 510 524
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(h) ...................... 1,500 1,492
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(h) ...................... 142 135
BPCE SA, 6.29% (SOFR+204bps), 1/14/36, Callable 1/14/35 @ 100(a)(c) .............. 3,873 4,012
Brookfield Finance, Inc., 5.68%, 1/15/35, Callable 10/15/34 @ 100 ................... 2,839 2,865
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 1,977 2,009
Deutsche Bank AG, 5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) ......... 3,167 3,089
HSBC Holdings PLC
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) .................... 1,200 1,367
6.80%, 6/1/38 ..................................................... 1,500 1,601
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 2,818 2,966
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 405 266
Lloyds Banking Group PLC, 7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) 1,595 1,815
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ......... 297 305
Mitsubishi UFJ Financial Group, Inc., 5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @
100(c) ........................................................... 4,270 4,362
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) 3,752 3,822
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,618 1,601
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(h) .... 16,047 16,035
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 3,486 3,536
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c)(g) .............. 2,000 2,032
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) ................ 1,250 901
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c) 1,500 1,483
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 3/13/35(a) ............................. 4,480 4,400
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(h) ........ 18,925 18,880

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) $ 3,212 $ 3,195
UBS Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(c) .................... 5,500 5,485
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .................. 4,000 3,580
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(c) .... 1,500 1,434
125,295
Industrials (0.7%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a) .................................................. 8,322 8,299
3.75%, 12/15/27(a) .................................................. 3,541 3,409
Aircastle Ltd., 5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(c)(h) .............. 1,868 1,813
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 1,441 1,262
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a)(g) ....... 2,026 1,876
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a)(g) ............ 5,788 5,668
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 4,521 4,337
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,744 1,728
The Weir Group PLC, 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ...................... 6,720 6,749
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/5/25
@ 104.75(a)(g) .................................................... 84 82
35,223
Information Technology (0.3%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 9,082 9,331
SK Hynix, Inc., 6.50%, 1/17/33(a)(g) ......................................... 5,576 5,935
15,266
Materials (0.1%):
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 5,204 5,201
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 6/5/25 @ 101.06(a) ................. 3,424 3,236
8,437
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 6,700 5,832
Utilities (0.0%):(f)
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 650 573
Total Yankee Dollars (Cost $321,023)
a
a
a
321,774
Municipal Bonds (4.6%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable
@100 ........................................................... 1,000 862
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 3,070 2,718
3,580
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 1,500 1,590
Colorado (0.3%):
Colorado Housing and Finance Authority Revenue
Series C1, 5.66%, 11/1/39, Continuously Callable @100 ....................... 9,065 9,032
Series D-1, 5.84%, 5/1/44, Continuously Callable @100 ....................... 1,300 1,302
Series E-1, 5.28%, 11/1/39, Continuously Callable @102 ...................... 1,585 1,522
Series G-1, 5.86%, 11/1/43, Continuously Callable @100 ...................... 1,255 1,272
13,128
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue, Series C-2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 4,535 4,626
District of Columbia (0.0%):(f)
District of Columbia Revenue
2.25%, 4/1/27 ..................................................... 800 768
2.68%, 4/1/31 ..................................................... 1,500 1,315
2,083

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Florida (0.7%):
City of Gainesville Revenue, 2.04%, 10/1/30 ................................... $ 2,500 $ 2,171
County of Miami-Dade Aviation Revenue
Series B, 2.61%, 10/1/32, Continuously Callable @100 ........................ 1,000 872
Series C, 5.55%, 10/1/43, Continuously Callable @100 ........................ 980 979
Florida Housing Finance Corp. Revenue
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 4,100 4,161
Series 4, 5.88%, 7/1/44, Continuously Callable @100 ......................... 2,720 2,783
Series 6, 5.07%, 7/1/39, Continuously Callable @100 ......................... 635 611
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100 ..................................................... 26,804 27,381
38,958
Hawaii (0.1%):
State of Hawaii, GO
Series GN, 4.64%, 10/1/34 ............................................ 3,360 3,338
Series GN, 5.11%, 10/1/43, Continuously Callable @100 ...................... 3,075 2,977
6,315
Idaho (0.1%):
Idaho Housing & Finance Association Revenue
Series A, 5.67%, 1/1/45, Continuously Callable @100 ......................... 4,285 4,317
Series C, 5.43%, 7/1/39, Continuously Callable @100 ......................... 1,915 1,942
6,259
Illinois (0.2%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.), 5.28%, 12/1/36,
Continuously Callable @100 ........................................... 905 902
Illinois Finance Authority Revenue, 5.45%, 8/1/38 ............................... 1,500 1,425
Illinois Housing Development Authority Revenue
Series B, 5.63%, 10/1/41, Continuously Callable @100 ........................ 2,165 2,183
Series F, 5.44%, 10/1/39, Continuously Callable @100 ........................ 3,395 3,385
Sales Tax Securitization Corp. Revenue, Series B, 5.23%, 1/1/39, Continuously Callable @100 1,760 1,722
9,617
Indiana (0.1%):
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27 ............................................. 1,130 1,081
Series B, 3.18%, 9/15/28 ............................................. 1,000 942
Indiana Housing & Community Development Authority Revenue, Series A-2, 5.83%, 7/1/45,
Continuously Callable @100 ........................................... 1,170 1,179
3,202
Iowa (0.0%):(f)
Iowa Finance Authority Revenue, Series H, 5.38%, 7/1/39, Continuously Callable @100 .... 1,180 1,171
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.48%, 8/1/39, Callable 8/1/37 @ 100 ............................. 12,562 11,978
Series A1-A3, 5.08%, 6/1/31, Callable 6/1/29 @ 100 .......................... 662 672
12,650
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5.07%, 11/30/34 .................................................... 905 901
Series B, 4.25%, 6/1/29 .............................................. 2,490 2,423
Series B, 4.35%, 6/1/30 .............................................. 1,330 1,285
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,325
5,934
Massachusetts (0.0%):(f)
Massachusetts Housing Finance Agency Revenue, Series 238, 4.94%, 12/1/39, Continuously
Callable @100 ..................................................... 1,985 1,874
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29 ........ 5 5
1,879
Michigan (0.1%):
Michigan State Housing Development Authority Revenue, Series E, 5.10%, 12/1/39,
Continuously Callable @100 ........................................... 4,485 4,319

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ $ 1,240 $ 1,248
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 2,570 2,668
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 3,625 3,690
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 4,620 4,652
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 6,335 6,296
Series V, 5.88%, 7/1/44, Continuously Callable @100 ......................... 4,420 4,446
23,000
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue, Series H, 5.77%, 3/1/43, Continuously
Callable @100 ..................................................... 1,980 1,979
Nevada (0.1%):
Nevada Housing Division Revenue
Series B, 5.68%, 10/1/45, Continuously Callable @100 ........................ 3,480 3,422
Series D, 5.79%, 10/1/35, Continuously Callable @100 ........................ 500 522
Series F, 5.13%, 10/1/39, Continuously Callable @100 ........................ 2,260 2,183
6,127
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, Series B, 5.35%, 11/1/39, Continuously
Callable @100 ..................................................... 3,580 3,525
New Jersey (0.0%):(f)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ 390 406
Series L, 5.69%, 4/1/35, Continuously Callable @100 ......................... 445 463
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 420 436
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26 ............... 450 438
1,743
New York (0.4%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%,
11/15/30 ......................................................... 5,000 5,281
New York City Housing Development Corp. Revenue
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 3,620 3,694
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 3,070 3,111
New York City IDA Revenue
2.34%, 1/1/35 ..................................................... 1,000 774
2.44%, 1/1/36 ..................................................... 1,250 947
New York City Transitional Finance Authority Revenue, Series G-3, 5.11%, 5/1/36,
Continuously Callable @100 ........................................... 3,175 3,193
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 268, 5.57%,
10/1/40, Continuously Callable @100 .................................... 1,130 1,136
18,136
North Carolina (0.2%):
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 1,810 1,830
Series 54-B, 5.81%, 7/1/44, Continuously Callable @100 ...................... 4,530 4,554
Series 57-B, 5.80%, 7/1/50, Continuously Callable @100 ...................... 1,100 1,089
7,473
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,790 1,823
University of Cincinnati Revenue, Series B, 5.53%, 6/1/40, Continuously Callable @100 ... 905 928
2,751
Oregon (0.1%):
State of Oregon, GO, Series B, 5.36%, 5/1/39, Continuously Callable @100 ............. 2,720 2,759
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B, 5.50%, 1/1/36, Continuously Callable @100 ......................... 895 911
Series B, 5.62%, 1/1/37, Continuously Callable @100 ......................... 780 794
City of Philadelphia Water & Wastewater Revenue, Series B, 1.73%, 11/1/28 ............ 1,000 927
City of Philadelphia, GO, Series A, 2.71%, 7/15/29 ............................... 1,000 944

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29 ..................................................... $ 1,855 $ 1,732
Series B, 3.20%, 11/15/27 ............................................. 1,000 974
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 2,720 2,764
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... 905 911
Series 147B, 5.89%, 10/1/44, Continuously Callable @100 ..................... 1,610 1,623
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28 ..................... 730 676
12,256
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T, 5.71%, 10/1/39, Continuously Callable @100 ..................... 2,715 2,785
Series 83-T, 5.89%, 10/1/44, Continuously Callable @100 ..................... 4,530 4,619
Series 84-T, 4.93%, 10/1/39, Continuously Callable @100 ..................... 3,615 3,477
10,881
South Carolina (0.0%):(f)
Greenville-Spartanburg Airport District Revenue
Series B, 5.06%, 7/1/34 .............................................. 210 210
Series B, 5.11%, 7/1/35, Continuously Callable @100 ......................... 270 270
480
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C, 2.45%, 8/1/32, Continuously Callable @100 ......................... 1,500 1,290
Series D, 5.27%, 7/1/35 .............................................. 1,175 1,219
Tennessee Housing Development Agency Revenue
Series 1B, 5.64%, 7/1/40, Continuously Callable @100 ........................ 340 340
Series 2B, 5.65%, 7/1/39, Continuously Callable @100 ........................ 2,720 2,722
5,571
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29 ............ 855 791
County of Harris Hotel Occupancy Tax Revenue, 5.26%, 8/15/44, Continuously Callable @100 1,615 1,573
Harris County Cultural Education Facilities Finance Corp. Revenue, 2.79%, 11/15/29 ...... 1,385 1,290
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31,
Continuously Callable @100 ........................................... 1,000 875
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 905 929
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 905 898
Texas Water Development Board Revenue, Series B, 4.31%, 10/15/34 ................. 1,795 1,734
University of Houston Revenue, Series B, 4.86%, 2/15/37, Continuously Callable @100 .... 365 362
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously
Callable @100 ..................................................... 400 347
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29 .......................... 1,500 1,370
10,169
Utah (0.1%):
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 675 690
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 1,970 1,993
2,683
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B, 5.66%, 10/1/39, Continuously Callable @100 ........................ 4,535 4,598
Series C, 5.31%, 10/1/39, Continuously Callable @100 ........................ 4,070 4,010
Series S, 5.51%, 7/1/39, Continuously Callable @100 ......................... 1,590 1,599
10,207
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 1,585 1,619
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 1,810 1,849
3,468
Total Municipal Bonds (Cost $240,637)
a
a
a
238,519

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
27
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (17.3%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(c)(h) ................................ $ 19,908 $ 19,698
Federal Farm Credit Banks Funding Corporation
6.00%, 6/5/34 ..................................................... 4,532 4,533
5.14%, 10/30/34 .................................................... 6,224 6,156
2.55%, 12/21/34 .................................................... 4,613 3,862
2.20%, 9/2/36 ..................................................... 11,023 8,401
5.60%, 8/5/39 ..................................................... 4,527 4,522
6.19%, 6/17/44 .................................................... 4,597 4,594
32,068
Federal Home Loan Banks
5.25%, 9/25/34 .................................................... 9,040 8,971
Federal Home Loan Mortgage Corporation
5.50%, 4/1/36 - 1/1/55 ............................................... 129,386 129,558
1.50%, 4/1/37 ..................................................... 6,572 5,804
5.00%, 2/1/40 - 1/1/55 ............................................... 45,919 45,371
3.00%, 4/1/40 - 5/1/52 ............................................... 7,692 6,815
2.50%, 5/1/42 ..................................................... 12,766 11,305
4.50%, 11/1/42 - 10/1/52 .............................................. 11,221 10,821
4.00%, 1/1/43 - 12/1/54 .............................................. 18,550 17,377
3.50%, 7/1/52 ..................................................... 4,451 4,022
6.00%, 8/1/53 - 3/1/55 ............................................... 52,727 53,655
284,728
Federal National Mortgage Association
2.50%, 7/1/27 - 7/1/52 ............................................... 17,546 15,067
2.13%, 1/1/34 ..................................................... 4,279 3,594
5.00%, 12/1/37 - 2/1/54 .............................................. 36,642 36,291
4.00%, 4/1/38 - 7/1/53 ............................................... 41,024 38,550
3.50%, 12/1/42 - 8/1/52 .............................................. 45,717 41,767
5.50%, 12/1/44 - 3/1/55 .............................................. 103,918 104,179
3.00%, 12/1/51 .................................................... 3,589 3,114
4.50%, 6/1/52 - 1/1/53 ............................................... 24,719 23,718
6.00%, 7/1/52 - 11/1/54 .............................................. 15,455 15,761
282,041
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 44,302 43,682
2.50%, 1/20/51 - 9/20/53 ............................................. 27,444 23,224
3.50%, 2/20/52 - 11/20/52 ............................................. 27,151 24,648
3.00%, 3/20/52 - 11/20/53 ............................................. 62,586 55,405
4.00%, 6/20/52 - 5/20/53 ............................................. 24,633 23,029
4.50%, 8/20/52 - 11/20/53 ............................................. 46,741 44,890
5.50%, 4/20/53 - 2/20/54 ............................................. 37,216 37,378
6.00%, 9/20/53 - 10/20/53 ............................................. 13,230 13,488
5.50%, 1/20/54 .................................................... 4,047 4,060
7.50%, 10/20/54 .................................................... 9,976 10,056
279,860
Total U.S. Government Agency Mortgages (Cost $909,095)
a
a
a
907,366
U.S. Treasury Obligations (16.9%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 92,968 95,902
5.00%, 5/15/37 .................................................... 140,862 150,656
4.38%, 11/15/39 .................................................... 74,467 73,560
1.13%, 5/15/40 .................................................... 35,000 21,902
2.38%, 2/15/42 .................................................... 86,602 63,531
3.25%, 5/15/42 .................................................... 28,000 23,380
3.88%, 5/15/43 .................................................... 13,204 11,923
4.38%, 8/15/43 .................................................... 9,163 8,835
4.75%, 11/15/43 .................................................... 48,139 48,658
4.63%, 11/15/44 .................................................... 12,864 12,743
2.50%, 2/15/45 .................................................... 23,500 16,703

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
28
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.75%, 2/15/45 .................................................... $ 31,753 $ 31,981
1.25%, 5/15/50 .................................................... 4,535 2,207
2.88%, 5/15/52 .................................................... 40,000 28,506
3.63%, 2/15/53 .................................................... 12,487 10,337
3.63%, 5/15/53 .................................................... 8,454 7,001
4.13%, 8/15/53 .................................................... 63,303 57,398
4.75%, 11/15/53 .................................................... 63,123 63,498
4.25%, 8/15/54 .................................................... 29,375 27,255
4.63%, 2/15/55 .................................................... 33,180 32,853
U.S. Treasury Notes
4.63%, 5/31/31 .................................................... 21,388 22,270
4.13%, 11/15/32 .................................................... 21,400 21,611
3.38%, 5/15/33 .................................................... 32,615 31,152
3.88%, 8/15/33 .................................................... 100 99
4.50%, 11/15/33 .................................................... 11,401 11,754
4.63%, 2/15/35 .................................................... 12,596 13,070
Total U.S. Treasury Obligations (Cost $920,552)
a
a
a
888,785
Commercial Paper (1.3%)
Energy (1.0%):
APA Corp., 5.03%, 5/1/25(a)(l) ............................................. 51,700 51,693
Industrials (0.3%):
Global Payments, Inc., 4.90%, 5/1/25(a)(l) ..................................... 15,900 15,898
Total Commercial Paper (Cost $67,600)
a
a
a
67,591
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.24%(m) ....... 8,281,779 8,282
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(m) ........... 8,281,779 8,282
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(m) ............... 8,281,779 8,282
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.26%(m) 8,281,779 8,281
Total Collateral for Securities Loaned (Cost $33,127)
a
a
a
33,127
Total Investments (Cost $5,283,197) — 99.7% 5,232,136
Other assets in excess of liabilities —  0.3% 17,524
NET ASSETS - 100.00% $ 5,249,660
At April 30, 2025, the Fund's investments in foreign securities were 9.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$2,134,384 (thousands) and amounted to 40.7% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2025.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $348 (thousands), which included $2
(thousands) unrealized loss.
(k) Up to 8.75% of the coupon may be PIK.
(l) Rate represents the effective yield at April 30, 2025.
(m) Rate disclosed is the daily yield on April 30, 2025.
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
29
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 1,095 6/18/25 $ 119,178,112 $ 122,879,531 $ 3,701,419
30-Year U.S. Treasury Bond Futures ..... 1,393 6/18/25 160,626,986 162,458,625 1,831,639
5-Year U.S. Treasury Note Futures ....... 366 6/30/25 38,916,979 39,965,484 1,048,505
$ 6,581,563
Total unrealized appreciation $ 6,581,563
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,581,563

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory High Income Fund
30
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (5.1%)
ABS Auto (1.7%):
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) .. $ 2,000 $ 2,035
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 375 379
FCCU Auto Receivables Trust , Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 1/15/28 @
100 (a) ........................................................... 1,136 1,160
Flagship Credit Auto Trust , Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 5/15/25 @
100 (a) ........................................................... 686 686
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 2,011
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 3,071
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 1/15/27 @
100 (a) ........................................................... 2,263 2,320
Merchants Fleet Funding LLC , Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @
100 (a) ........................................................... 1,673 1,702
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 105 106
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 1,001 993
Securitized Term Auto Receivables Trust , Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable
5/25/28 @ 100 (a) ................................................... 2,024 2,043
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
12/10/26 @ 100 (a) .................................................. 771 771
17,277
ABS Other (3.4%):
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 10/15/27 @ 100 (a) ...... 667 715
Frontier Issuer LLC .....................................................
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 14,414 15,110
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 5,551 6,129
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 1,568 1,521
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 333 342
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. 706 716
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 9/20/28 @
100 (a) ........................................................... 989 1,014
Uniti Fiber ABS Issuer LLC , Series 2025-1A , Class C , 9 .12% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 2,000 2,047
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,000 2,824
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 875 916
Zayo Issuer LLC , Series 2025-1A , Class C , 8 .66% , 3/20/55 , Callable 9/20/28 @ 100 (a) ..... 2,500 2,499
33,833
Total Asset-Backed Securities (Cost $49,809)
a
a
a
51,110
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
720 East CLO II Ltd. , Series 2023-2A , Class E , 12 .83% ( TSFR3M + 857 bps ) , 10/15/36 ,
Callable 10/15/25 @ 100 (a) (b) ......................................... 1,500 1,500
Oaktree CLO Ltd. , Series 2023-2A , Class E , 12 .92% ( TSFR3M + 865 bps ) , 7/20/36 , Callable
7/20/25 @ 100 (a) (b) ................................................. 1,500 1,498
2,998
Total Collateralized Loan Obligations (Cost $2,959)
a
a
a
2,998
Collateralized Mortgage Obligations (1.2%)
Commercial MBS (1.2%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) (d) ............... 3,000 2,868
BPR Trust , Series 2022-STAR , Class A , 7 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (d) ...... 2,536 2,520
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) (d) ...................... 2,000 1,521
COMM Mortgage Trust , Series 2024-277P , Class B , 7 .23% , 8/10/44 (a) (c) (d) ............ 1,500 1,605
Hudson Yards Mortgage Trust , Series 2025-SPRL , Class D , 6 .55% , 1/13/40 (a) (c) (d) ....... 100 102
Manhattan West Mortgage Trust , Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) (d) ...... 1,155 1,068

Victory Portfolios III
Victory High Income Fund
31
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .94% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(d) ............................................................. $ 1,775 $ 1,638
SHR Trust , Series 2024-LXRY , Class D , 7 .92% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (d) ..... 1,250 1,237
12,559
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust , Series 2004-25 , Class 1A6 , 5 .40% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 5/25/25 @ 100 (b) ...................................... 402 38
Total Collateralized Mortgage Obligations (Cost $12,357)
a
a
a
12,597
Shares
Common Stocks (0.1%)
Energy (0.0%):(e)
GenOn Energy, Inc. (f) ................................................... 16,168 283
Sabine Oil & Gas Holdings, Inc. (f) (g) ........................................ 2,824 1
284
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 661
Total Common Stocks (Cost $3,137)
a
a
a
945
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc. , Series 2 , 7 .10% (h) .............................................. 76,204 1,924
CHS, Inc. , Series 1 , 7 .88% (h) .............................................. 87,180 2,293
4,217
Real Estate (0.0%):(e)
Prologis, Inc. , Series Q , 8 .54% (h) ........................................... 5,310 287
Total Preferred Stocks (Cost $4,430)
a
a
a
4,504
Principal Amount
(000)
Senior Secured Loans (6.0%)
Communication Services (1.1%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien , 11 .32%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 2,583 2,539
Level 3 Financing, Inc., Term Loan B, First Lien , 3/29/32 (i) ........................ 2,625 2,616
United Talent Agency LLC, Term B Loan, First Lein , 8 .08% ( SOFR01M + 375 bps ) , 7/7/28 (b) . 990 988
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 3/9/27 (i) .......... 4,477 4,172
10,315
Consumer Discretionary (1.2%):
Alterra Mountain Co., Term loan B- 7, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 5/31/30 (b) .. 490 490
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .82% ( SOFR01M + 350 bps ) ,
1/29/29 (b) ........................................................ 207 201
Getty Images, Inc., Dollar Fixed Rate Term B-1 Loans, First Lien , 2/21/30 (i) ............ 860 847
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .57% ( SOFR01M + 325 bps ) , 1/23/32 (b) 971 948
Ontario Gaming GTA Ltd. Partnership, Term B Loans, First Lien , 8 .55% ( SOFR03M + 425 bps ) ,
8/1/30 (b) ......................................................... 1,867 1,802
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .55%
( SOFR03M + 325 bps ) , 3/3/28 (b) ......................................... 5,974 5,196
Polaris Newco LLC, Dollar Term Loan, First Lien , 8 .04% ( SOFR03M + 375 bps ) , 6/2/28 (b) .. 2,306 2,220
11,704
Consumer Staples (0.5%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 7 .07% ( SOFR01M + 275 bps ) ,
8/19/31 (b) ........................................................ 3,000 2,973
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 9 .32% ( SOFR01M + 500 bps ) ,
5/15/28 (b) ........................................................ 1,963 1,933
4,906
Financials (2.3%):
1261229 BC Ltd., Term Loan, First Lien , 10/8/30 (i) .............................. 875 824
Acrisure LLC, Term Loan B- 6, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 11/6/30 (b) ....... 995 982

Victory Portfolios III
Victory High Income Fund
32
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amynta Agency Borrower, Inc., 2024-1 Refinancing Term Loans, First Lien , 7 .29%
( SOFR03M + 300 bps ) , 12/29/31 (b) ....................................... $ 1,980 $ 1,960
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .04%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,416 1,385
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .05%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 84 82
Bcpe Pequod Buyer, Inc., Initial Term Loans, First Lien , 7 .79% ( SOFR03M + 350 bps ) ,
11/25/31 (b) ....................................................... 500 498
CCI Buyer, Inc., Initial Term Loans, First Lien , 8 .30% ( SOFR03M + 400 bps ) , 12/17/27 (b) ... 987 987
Central Parent LLC, 2024 Refinancing Term Loan, First Lien , 7 .55% ( SOFR03M + 325 bps ) ,
7/6/29 (b) ......................................................... 2,970 2,468
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .54%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 1,791 1,728
Fortress Intermediate 3, Inc., Initial Term Loan, First Lien , 8 .07% ( SOFR01M + 375 bps ) ,
6/27/31 (b) ........................................................ 245 240
Hyperion Refinance SARL, Term Loan B, First Lien , 7 .82% ( SOFR01M + 350 bps ) , 4/18/30 (b) 2,955 2,954
LC Ahab US Bidco LLC, Initial Term Loan, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 5/1/31 (b) 498 483
Lealand Finance Co. BV, Make Whole Term Loan, First Lien , 7 .32% ( SOFR01M + 300 bps ) ,
6/30/27 (b) ........................................................ 39 19
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien , 9 .04%
( SOFR03M + 475 bps ) , 6/3/30 (b) ......................................... 985 890
Neptune BidCo US, Inc., Dollar Term A Loan, First Lien , 8 .98% ( SOFR03M + 475 bps ) ,
10/11/28 (b) ....................................................... 177 155
OneDigital Borrower LLC, Initial Loan, Second Lien , 9 .57% ( SOFR01M + 525 bps ) , 7/2/32 (b) 3,000 2,934
Roper Industrial Products Investment Co. LLC, Tranche D Dollar Term Loan, First Lien ,
7 .05% ( SOFR03M + 275 bps ) , 11/22/29 (b) .................................. 2,943 2,914
StubHub Holdco Sub LLC, Term B, First Lien , 9 .07% ( SOFR01M + 475 bps ) , 3/15/30 (b) .... 978 961
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .55% ( SOFR03M + 325 bps ) , 2/14/31 (b) .. 990 938
23,402
Health Care (0.1%):
Bausch + Lomb Corp., New Term Loans, First Lien , 8 .32% ( SOFR01M + 400 bps ) , 9/29/28 (b) 1,478 1,462
Industrials (0.4%):
The GEO Group, Inc., Term Loan, First Lien , 9 .58% ( SOFR01M + 525 bps ) , 4/16/29 (b) ..... 1,717 1,737
Twitter Inco., Tranche B-1 Loan, First Lien , 10/26/29 (i) ........................... 997 965
Windstream Services LLC, 2024 Term Loans, First Lien , 9 .07% ( SOFR01M + 475 bps ) ,
9/25/31 (b) ........................................................ 1,000 993
3,695
Information Technology (0.3%):
Dye & Durham Corp., Term B Loans, First Lien , 8 .30% ( SOFR03M + 400 bps ) , 4/11/31 (b) ... 408 408
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 9 .23% ( SOFR03M + 500 bps ) ,
4/11/29 (b) ........................................................ 201 177
Rocket Software, Inc., Term Loan, First Lien , 8 .57% ( SOFR01M + 425 bps ) , 11/28/28 (b) .... 2,970 2,947
UKG, Inc., Initial Term Loans, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 2/10/31 (b) ........ 128 128
3,660
Materials (0.1%):
LABL, Inc., Term Loan B, First Lien , 9 .32% ( SOFR01M + 500 bps ) , 10/30/28 (b) .......... 987 848
Total Senior Secured Loans (Cost $61,651)
a
a
a
59,992
Corporate Bonds (61.0%)
Communication Services (10.9%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (a) ............................. 1,200 1,241
4 .25% , 2/15/29 , Callable 5/16/25 @ 101.06 ................................ 1,500 1,104
Cable One, Inc. , 4 .00% , 11/15/30 , Callable 11/15/25 @ 102 (a) (j) ..................... 81 66
Cablevision Lightpath LLC , 5 .63% , 9/15/28 , Callable 5/16/25 @ 101.41 (a) ............. 1,997 1,850
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 6/5/25 @ 102.38 (a) ................................ 500 472
4 .50% , 8/15/30 , Callable 6/5/25 @ 102.25 (a) ............................... 500 464
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 5,000 4,355
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) .............................. 4,000 3,366

Victory Portfolios III
Victory High Income Fund
33
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CD&R Smokey Buyer, Inc./Radio Systems Corp. , 9 .50% , 10/15/29 , Callable 10/15/26 @
104.75 (a) ......................................................... $ 1,500 $ 1,291
Clear Channel Outdoor Holdings, Inc.
9 .00% , 9/15/28 , Callable 9/15/25 @ 104.5 (a) ............................... 2,000 2,073
7 .50% , 6/1/29 , Callable 6/5/25 @ 101.88 (a) (j) .............................. 1,754 1,437
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 6,573 6,580
Consolidated Communications, Inc. , 6 .50% , 10/1/28 , Callable 5/16/25 @ 103.25 (a) ....... 2,500 2,456
CSC Holdings LLC
11 .25% , 5/15/28 , Callable 5/16/25 @ 105.63 (a) ............................. 4,500 4,392
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (a) ............................. 3,000 2,832
6 .50% , 2/1/29 , Callable 5/16/25 @ 102.17 (a) ............................... 2,000 1,635
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 3,000 2,055
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) (j) ............................ 1,500 686
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 6/5/25 @ 100 (a) ........... 7,151 1,963
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5 .88% , 8/15/27 , Callable 6/5/25 @ 102.94 (a) ............................... 1,543 1,492
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (a) ............................... 4,364 4,146
DISH DBS Corp.
7 .75% , 7/1/26 ..................................................... 1,000 871
5 .25% , 12/1/26 , Callable 6/1/26 @ 100 (a) ................................. 1,500 1,365
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 6/5/25 @ 105.88 (a) ................. 5,000 5,253
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 6/5/25 @ 101.69 (a) ...... 13,759 13,824
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) (j) ............................ 5,791 5,945
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) (j) ........................... 257 154
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 4,664 2,782
iHeartCommunications, Inc. , 9 .13% , 5/1/29 , Callable 12/20/26 @ 103 (a) ............... 3,800 2,931
Lamar Media Corp. , 3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ..................... 1,909 1,726
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 6/5/25 @ 100 (a) ............... 2,000 1,925
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (a) ......................... 1,000 954
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 5/16/25 @ 101.41 (a) ................... 1,500 1,484
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 6/5/25 @ 100.97 (a) (j) ............................. 3,500 2,691
5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (a) (j) ............................ 4,573 2,600
Sinclair Television Group, Inc.
5 .50% , 3/1/30 , Callable 6/5/25 @ 102.75 (a) ................................ 820 586
4 .38% , 12/31/32 , Callable 12/1/25 @ 102.06 (a) ............................. 2,000 1,232
8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) .............................. 1,309 1,297
Sirius XM Radio LLC
4 .13% , 7/1/30 , Callable 7/1/25 @ 102.06 (a) ................................ 1,000 895
3 .88% , 9/1/31 , Callable 9/1/26 @ 101.94 (a) (j) .............................. 2,000 1,716
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 5/16/25
@ 101.63 (a) ...................................................... 2,000 1,829
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (a) .......... 2,000 1,823
Urban One, Inc. , 7 .38% , 2/1/28 , Callable 6/5/25 @ 101.84 (a) ....................... 3,616 1,734
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (a) ................................................ 1,000 1,025
Zayo Group Holdings, Inc.
4 .00% , 3/1/27 , Callable 6/5/25 @ 100 (a) (j) ................................ 5,000 4,600
6 .13% , 3/1/28 , Callable 6/5/25 @ 100 (a) (j) ................................ 2,000 1,641
108,839
Consumer Discretionary (8.5%):
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (a) ................ 4,389 4,417
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 2,000 1,822
Ashton Woods USA LLC/Ashton Woods Finance Co. , 4 .63% , 4/1/30 , Callable 6/5/25 @
102.31 (a) ......................................................... 5,032 4,619
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 5/21/25 @ 103.63 ................ 1,250 1,215
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,000 933
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 6/5/25 @ 101.19 (a) ...................... 3,015 2,870
Caesars Entertainment, Inc.
7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) ............................... 2,000 2,049
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 5,482 5,512
CEC Entertainment LLC , 6 .75% , 5/1/26 , Callable 6/5/25 @ 100 (a) ................... 883 868

Victory Portfolios III
Victory High Income Fund
34
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ $ 811 $ 797
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 5/16/25 @ 102.88 (a) ............................... 1,000 978
6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................................ 2,500 2,526
Evergreen Acqco 1 LP/TVI, Inc. , 9 .75% , 4/26/28 , Callable 5/16/25 @ 104.88 (a) .......... 730 755
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
6/5/25 @ 103.38 (a) (j) ................................................ 4,624 4,039
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,495
Garrett Motion Holdings, Inc./Garrett LX I SARL , 7 .75% , 5/31/32 , Callable 5/31/27 @
103.88 (a) ......................................................... 1,000 998
Graham Packaging Co., Inc. , 7 .13% , 8/15/28 , Callable 6/5/25 @ 101.78 (a) .............. 250 244
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 1,000 1,012
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (a) ..................... 1,500 1,555
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 2,000 1,834
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 939 922
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,047
LGI Homes, Inc. , 7 .00% , 11/15/32 , Callable 11/15/27 @ 103.5 (a) .................... 365 337
Light & Wonder International, Inc. , 7 .25% , 11/15/29 , Callable 5/21/25 @ 103.63 (a) (j) ...... 500 509
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 6/5/25 @ 100.97 (a) ................................ 7,239 6,721
4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (a) ............................. 7,726 7,096
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 5/21/25 @ 101.24 ........................ 3,000 2,928
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 1,000 996
Newell Brands, Inc. , 6 .88% , 4/1/36 , Callable 10/1/35 @ 100 ........................ 500 435
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 898 796
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 6/5/25 @ 101.94 (a) ...... 2,000 1,865
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,100 881
Saks Global Enterprises LLC , 11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) .......... 2,834 1,717
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 6/5/25
@ 103.31 (a) ...................................................... 1,000 954
Sotheby's , 7 .38% , 10/15/27 , Callable 5/16/25 @ 100 (a) ............................ 4,524 4,245
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 2,500 2,173
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 1,000 1,001
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 2,183 2,115
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 3,224 3,265
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) ...................... 500 523
Wand NewCo. 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 300 310
Weekley Homes LLC/Weekley Finance Corp. , 4 .88% , 9/15/28 , Callable 6/5/25 @ 101.63 (a) . 2,085 1,951
WW International, Inc. , 4 .50% , 4/15/29 , Callable 6/5/25 @ 101.13 (a) ................. 1,500 360
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. 2,000 1,756
85,441
Consumer Staples (4.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 6/5/25 @ 103.25 (a) ............................... 3,500 3,556
4 .88% , 2/15/30 , Callable 6/5/25 @ 103.66 (a) ............................... 7,500 7,245
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .............................. 500 507
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 5/16/25 @ 101.03 (a) .............. 2,379 2,228
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 1,717 1,684
NBM US Holdings, Inc. , 6 .63% , 8/6/29 , Callable 6/5/25 @ 103.31 (a) (j) ................ 3,000 2,984
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 6/5/25 @ 102.13 (a) ................................ 3,500 3,312
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (a) .............................. 1,000 1,004
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 5/21/25 @ 102.31 (a) .............................. 1,000 944
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 5,841 5,892
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 3,390 3,359
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (a) .................. 4,364 4,393
U.S. Foods, Inc.
4 .75% , 2/15/29 , Callable 6/5/25 @ 101.19 (a) ............................... 3,000 2,915
5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ............................. 2,418 2,372

Victory Portfolios III
Victory High Income Fund
35
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Walgreens Boots Alliance, Inc. , 8 .13% , 8/15/29 , Callable 8/15/26 @ 104.06 (j) ........... $ 2,000 $ 2,080
44,475
Energy (4.6%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (a) ............... 4,225 4,236
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,403
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (h) ........... 1,000 988
Excelerate Energy LP , 8 .00% , 5/15/30 , Callable 5/15/27 @ 104 (a) .................... 442 449
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,000 4,077
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 6/5/25 @ 102.08 (a) ............................... 1,500 1,453
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. 1,000 871
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 4,766 4,160
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 6/5/25 @ 101.31 (a) ....................... 1,928 1,830
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 5,507 5,060
Murphy Oil Corp. , 6 .00% , 10/1/32 , Callable 10/1/27 @ 103 ........................ 1,775 1,617
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) (j) ............... 2,000 1,801
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 1,386 1,354
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 2/1/26 @ 104.5 (a) ...................... 500 504
SM Energy Co. , 7 .00% , 8/1/32 , Callable 8/1/27 @ 103.5 (a) (j) ....................... 1,000 922
Sunoco LP
7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ................................ 1,500 1,554
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (a) ................................ 1,550 1,548
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6 .00% , 3/1/27 , Callable 6/5/25 @ 100 (a) .................................. 3,000 2,958
7 .38% , 2/15/29 , Callable 2/15/26 @ 103.69 (a) .............................. 1,000 996
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ 2,000 1,928
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 325 331
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 2,150 2,208
Viper Energy, Inc. , 7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .................... 1,552 1,614
Vital Energy, Inc. , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (a) (j) ................... 1,683 1,300
46,162
Financials (4.1%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 2/1/26 @ 104.13 (a) ................................ 500 512
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 1,205 1,231
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.69 (a) ................................................ 2,000 1,997
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 1,000 1,078
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 1,000 1,019
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ......................... 6,625 6,775
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 3,424 3,611
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (h) .... 2,296 2,276
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (a) ................ 873 860
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. , 6 .63% , 12/15/30 , Callable 6/15/26 @
103.31 (a) ......................................................... 3,000 3,045
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (b) ........ 653 648
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 700 735
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 1,250 1,257
Ford Motor Credit Co. LLC
4 .00% , 11/13/30 , Callable 8/13/30 @ 100 .................................. 4,000 3,560
6 .13% , 3/8/34 ..................................................... 853 806
Hightower Holding LLC , 9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) ............... 750 767
Lehman Brothers Holdings, Inc. , 5 .75% , 4/25/11 , MTN (k) ......................... 1,000 — (l)
Level 3 Financing, Inc. , 3 .88% , 10/15/30 , Callable 5/16/25 @ 101.81 (a) (j) .............. 2,617 2,067
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,306
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 1,350 1,196
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 500 538
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer , 4 .88% ,
5/15/29 , Callable 6/5/25 @ 101.22 (a) ..................................... 500 468
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 1,700 1,752

Victory Portfolios III
Victory High Income Fund
36
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (h) ........ $ 1,000 $ 996
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 1,000 1,014
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 500 490
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 500 519
Watco Cos. LLC/Watco Finance Corp. , 7 .13% , 8/1/32 , Callable 8/1/27 @ 103.56 (a) ....... 1,000 999
41,522
Health Care (4.3%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (j) ............ 1,956 1,958
CHS/Community Health Systems, Inc.
4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) .............................. 1,500 1,239
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 5,855 6,047
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) ....... 1,935 1,958
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 3,000 2,633
Embecta Corp. , 6 .75% , 2/15/30 , Callable 2/15/27 @ 101.69 (a) ...................... 1,000 967
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 500 476
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 6/5/25 @ 101.94 (a) ................... 4,842 4,517
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (a) .. 1,100 1,109
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (a) ......................................................... 3,000 2,517
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 6/5/25 @ 102.69 (a) ............. 3,500 3,375
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 5,300 4,787
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (a) ............ 1,329 1,266
Tenet Healthcare Corp.
5 .13% , 11/1/27 , Callable 5/21/25 @ 100 .................................. 4,366 4,331
6 .13% , 10/1/28 , Callable 6/5/25 @ 101.53 ................................. 2,683 2,677
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 2,861 2,901
42,758
Industrials (11.4%):
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) (j) .............. 2,264 1,904
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 832 820
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 6/5/25 @ 103.63 (a) ............................... 500 494
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (a) ............................. 1,000 1,019
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 5,908 5,726
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 1,500 1,528
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 1,295 1,322
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 6/5/25 @ 103 (a) .................. 139 133
Brightline East LLC , 11 .00% , 1/31/30 , Callable 5/9/27 @ 105.5 (a) .................... 1,100 901
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 1,294 1,262
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 3,000 2,982
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 5/21/25 @ 101.03 (a) ............... 1,000 950
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (j) ......................... 1,592 1,614
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) ......... 4,271 3,717
Cougar JV Subsidiary LLC , 8 .00% , 5/15/32 , Callable 5/15/27 @ 104 (a) ................ 1,000 1,038
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 1,275 1,301
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 500 507
Fortress Intermediate 3, Inc. , 7 .50% , 6/1/31 , Callable 6/1/27 @ 103.75 (a) ............... 1,000 1,023
Gates Corp. , 6 .88% , 7/1/29 , Callable 7/1/26 @ 103.44 (a) .......................... 1,000 1,016
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 3,187 3,228
Griffon Corp. , 5 .75% , 3/1/28 , Callable 6/5/25 @ 100.96 ........................... 1,500 1,480
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 4,472 4,464
H&E Equipment Services, Inc. , 3 .88% , 12/15/28 , Callable 6/5/25 @ 100.97 (a) ........... 2,000 1,993
Herc Holdings, Inc. , 6 .63% , 6/15/29 , Callable 6/15/26 @ 103.31 (a) ................... 2,000 1,976
Howmet Aerospace, Inc. , 5 .95% , 2/1/37 ....................................... 1,000 1,043
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 2,000 2,013
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 3,800 3,502
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 1,500 1,503
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 2,714 2,737
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (a) ............ 442 443
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (a) (j) ................... 500 465

Victory Portfolios III
Victory High Income Fund
37
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (a) ............... $ 2,000 $ 2,098
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 2,136 2,176
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 2,318 2,297
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 6/5/25 @ 102.19 (a) ....... 1,000 949
RR Donnelley & Sons Co. , 9 .50% , 8/1/29 , Callable 8/1/26 @ 104.75 (a) ................ 1,000 955
RXO, Inc. , 7 .50% , 11/15/27 , Callable 6/5/25 @ 103.75 (a) .......................... 1,903 1,950
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 1,000 991
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 4,000 4,266
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 5,832 6,464
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 ................................ 1,472 1,339
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 7/15/25 @ 102.19 (a) .............................. 3,000 2,795
3 .38% , 1/15/31 , Callable 7/15/25 @ 101.69 (a) .............................. 5,000 4,419
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (a) ................. 867 777
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 1,940 2,045
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) ..................... 2,550 2,481
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 6/5/25 @ 102.63 (a) (j) ................. 3,000 3,009
TransDigm, Inc.
5 .50% , 11/15/27 , Callable 6/5/25 @ 100 .................................. 2,000 1,991
4 .88% , 5/1/29 , Callable 6/5/25 @ 101.22 .................................. 1,500 1,447
6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ................................ 1,000 998
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,000 2,036
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,356 1,356
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 9 9
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 7/15/25 @ 102 .................................. 1,500 1,397
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 6,000 6,065
Veritiv Operating Co. , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 250 262
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 2,212 2,262
Werner FinCo. LP/Werner FinCo., Inc. , 11 .50% , 6/15/28 , Callable 6/15/25 @ 108.63 (a) .... 500 525
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 2,000 2,104
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ............................ 458 469
114,036
Information Technology (3.8%):
Amentum Holdings, Inc. , 7 .25% , 8/1/32 , Callable 8/1/27 @ 103.63 (a) ................. 1,000 1,017
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 6/5/25 @ 103.25 (a) ............... 500 478
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 500 511
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 6/15/25 @ 103.63 (a) ...... 4,500 3,868
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (a) .............................. 1,879 1,880
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (a) ............................... 500 504
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 1,748 1,821
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 2,700 2,705
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 6/5/25 @ 106.75 (a) ............................... 3,500 3,564
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 1,000 1,018
8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................................ 1,000 987
Gen Digital, Inc.
7 .13% , 9/30/30 , Callable 9/30/25 @ 103.56 (a) .............................. 500 514
6 .25% , 4/1/33 , Callable 4/1/28 @ 103.13 (a) ................................ 873 871
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 6/5/25 @ 101.28 (a) ..................... 729 702
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,500 3,129
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 5/16/25 @ 103 (a) ................................ 2,000 2,062
6 .50% , 2/15/29 , Callable 6/5/25 @ 101.63 (a) ............................... 500 476
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 2,700 2,543
Sabre GLBL, Inc. , 10 .75% , 11/15/29 , Callable 11/15/25 @ 105.38 (a) .................. 2,706 2,589
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 2,471 2,544
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 682 582
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 1,500 1,508

Victory Portfolios III
Victory High Income Fund
38
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 5/16/25 @
100.97 (a) ......................................................... $ 2,000 $ 1,838
37,711
Materials (3.3%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (a) ............... 3,000 3,069
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 500 494
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 6/5/25 @ 100.84 (a) ............. 2,000 1,855
Cleveland-Cliffs, Inc. , 7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (a) (j) ................. 2,000 1,883
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (a) ...... 375 384
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 1,674 1,560
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (a) ...................... 3,000 3,140
LABL, Inc.
9 .50% , 11/1/28 , Callable 11/1/25 @ 104.75 (a) .............................. 2,000 1,744
8 .63% , 10/1/31 , Callable 10/1/27 @ 104.31 (a) .............................. 2,000 1,634
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 6/5/25 @ 100.91 (a) ................. 1,000 934
Novelis Corp. , 6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) ....................... 1,295 1,314
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,500 1,539
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 1,500 1,425
SCIH Salt Holdings, Inc. , 4 .88% , 5/1/28 , Callable 6/5/25 @ 101.22 (a) ................. 250 240
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ..................... 3,000 3,054
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 1,500 1,539
The Chemours Co.
5 .75% , 11/15/28 , Callable 5/16/25 @ 101.92 (a) ............................. 2,000 1,811
4 .63% , 11/15/29 , Callable 6/5/25 @ 102.31 (a) (j) ............................ 3,000 2,512
8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (a) ................................ 1,440 1,297
Tronox, Inc. , 4 .63% , 3/15/29 , Callable 6/5/25 @ 101.16 (a) (j) ........................ 1,100 894
United States Steel Corp. , 6 .88% , 3/1/29 , Callable 5/21/25 @ 101.72 .................. 903 905
33,227
Real Estate (3.6%):
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp , 7 .00% , 4/15/30 , Callable
5/21/25 @ 102.63 (a) (j) ............................................... 1,050 931
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 2,000 2,140
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (a) ................... 1,762 1,714
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 1,438 1,407
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 6/5/25 @ 101.5 (a) ................................ 2,000 1,915
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) ................................ 2,650 2,643
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,077
Service Properties Trust
4 .38% , 2/15/30 , Callable 8/15/29 @ 100 .................................. 3,000 2,238
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,000 1,061
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 (j) .............................. 5,000 4,833
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 9,555 8,474
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 10 .50% , 2/15/28 , Callable
9/15/25 @ 105.25 (a) ................................................ 1,436 1,525
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 6/5/25 @ 102.06 (a) ..... 6,877 6,488
36,446
Utilities (2.1%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .75% , 4/15/28 , Callable
6/5/25 @ 103.38 (a) ................................................. 1,000 1,006
Calpine Corp.
5 .13% , 3/15/28 , Callable 6/5/25 @ 100.85 (a) ............................... 4,250 4,206
4 .63% , 2/1/29 , Callable 6/5/25 @ 101.16 (a) ................................ 5,600 5,410
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (b) ............ 7,500 7,554
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 5/16/25 @ 102.88 (a) .................... 2,000 1,992
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 1,037
21,205
Total Corporate Bonds (Cost $623,868)
a
a
a
611,822

Victory Portfolios III
Victory High Income Fund
39
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (15.0%)
Communication Services (1.9%):
Altice France Holding SA , 6 .00% , 2/15/28 , Callable 6/5/25 @ 100 (a) .................. $ 11,000 $ 3,394
Altice France SA , 5 .50% , 1/15/28 , Callable 5/16/25 @ 100 (a) (j) ..................... 7,500 6,205
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (b) ................................................... 873 875
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (b) 873 877
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 753 772
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 7/15/25 @ 102.5 (a) ............... 2,500 2,190
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 2,512 2,207
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 2,251 2,398
18,918
Consumer Discretionary (3.7%):
Carnival Corp.
5 .75% , 3/1/27 , Callable 12/1/26 @ 100 (a) ................................. 3,000 2,990
6 .00% , 5/1/29 , Callable 6/5/25 @ 103 (a) .................................. 2,000 1,988
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 555 550
Great Canadian Gaming Corp. , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) .......... 837 831
IHO Verwaltungs GmbH
6 .38% , 5/15/29 , Callable 6/5/25 @ 102.13 (a) (m) ............................ 1,024 984
8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (n) ............................. 4,325 4,133
International Game Technology PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ......... 2,594 2,613
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 6/5/25 @ 102.31 (a) ................... 2,300 2,108
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 6/5/25 @ 102.69 (a) .............. 1,000 902
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 2,042 2,032
7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 295 305
6 .25% , 3/1/30 , Callable 3/1/27 @ 103.13 (a) ................................ 1,000 975
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) (j) .............................. 5,913 5,773
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 1,029 1,022
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 1,284 1,304
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 7,787 7,808
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) ................... 1,192 1,274
37,592
Energy (0.7%):
Baytex Energy Corp. , 7 .38% , 3/15/32 , Callable 3/15/27 @ 103.69 (a) .................. 3,704 3,194
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) ........... 500 451
Northriver Midstream Finance LP , 6 .75% , 7/15/32 , Callable 7/15/27 @ 103.38 (a) ......... 2,000 1,987
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250 259
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (a) ................. 1,800 1,519
7,410
Financials (2.4%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 1,525 1,494
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 3,863 3,950
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 5,000 5,098
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 2,275 2,270
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .............................. 1,000 1,022
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 1,000 993
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC ,
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 500 507
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (a) .............................. 500 528
10 .50% , 12/15/30 , Callable 12/15/25 @ 105.25 (a) ........................... 250 269
Lehman Brothers Treasury Co. BV , 0.00% , MTN (h) (o) ............................ 1,447 — (l)
Macquarie Airfinance Holdings Ltd. , 8 .13% , 3/30/29 , Callable 9/30/25 @ 104.06 (a) ....... 500 523
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (a) ..................... 1,500 1,502
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (h) .... 1,300 1,299
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 5,000 5,015
24,470

Victory Portfolios III
Victory High Income Fund
40
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (0.3%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 10/1/25 @ 104.19 (a) ................. $ 500 $ 522
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 2,000 1,986
2,508
Industrials (3.2%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 3,779 3,769
ATS Corp. , 4 .13% , 12/15/28 , Callable 6/5/25 @ 101.03 (a) .......................... 1,000 929
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 2,505 2,194
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (a) .................. 4,175 4,149
Bombardier, Inc.
6 .00% , 2/15/28 , Callable 6/5/25 @ 101.5 (a) ................................ 2,500 2,470
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) (j) .............................. 4,790 4,912
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (a) ....................... 1,100 1,004
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 2,247 2,194
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (j) ....... 3,870 3,583
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) (j) ............ 2,106 2,062
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 6/5/25 @ 102.75 (a) ......................... 1,500 1,376
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 6/5/25 @ 104.75 (a) (j) .............................. 1,616 1,579
6 .38% , 2/1/30 , Callable 6/5/25 @ 103.19 (a) (j) .............................. 2,195 1,894
32,115
Information Technology (0.8%):
Dye & Durham Ltd. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 (a) ................... 1,000 1,017
Iliad Holding SASU , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) ................... 2,000 2,110
Seagate HDD Cayman
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 ................................ 2,000 2,140
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 ................................ 2,090 2,361
7,628
Materials (2.0%):
Algoma Steel, Inc. , 9 .13% , 4/15/29 , Callable 4/15/26 @ 104.56 (a) .................... 1,000 844
ARD Finance SA , 6 .50% , 6/30/27 , Callable 6/5/25 @ 100 (a) (p) ...................... 2,073 50
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 900 908
Eldorado Gold Corp. , 6 .25% , 9/1/29 , Callable 6/5/25 @ 103.13 (a) .................... 2,000 1,970
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 10/14/25 @ 100 (a) ................ 5,320 5,199
First Quantum Minerals Ltd. , 8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (a) .............. 1,000 1,013
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) ................... 1,614 1,589
Methanex Corp. , 5 .25% , 12/15/29 , Callable 9/15/29 @ 100 ......................... 2,431 2,307
Mineral Resources Ltd. , 9 .25% , 10/1/28 , Callable 10/1/25 @ 104.63 (a) ................ 2,000 1,889
NOVA Chemicals Corp.
4 .25% , 5/15/29 , Callable 6/5/25 @ 101.06 (a) ............................... 2,215 2,093
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 1,288 1,332
Trivium Packaging Finance BV , 8 .50% , 8/15/27 , Callable 5/16/25 @ 100 (a) ............. 1,000 989
20,183
Total Yankee Dollars (Cost $155,481)
a
a
a
150,824
U.S. Government Agency Mortgages (0.2%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (h) ................................ 2,000 1,979
Total U.S. Government Agency Mortgages (Cost $1,984)
a
a
a
1,979
Commercial Paper (5.3%)
Consumer Discretionary (1.0%):
Whirlpool Corp.
5 .07% , 5/6/25 (a) (q) ................................................. 800 799
5 .07% , 5/9/25 (a) (q) ................................................. 4,800 4,794
5 .11% , 5/22/25 (a) (q) ................................................ 4,300 4,287
9,880
Consumer Staples (0.5%):
Bacardi USA, Inc. , 4 .84% , 5/15/25 (a) (q) ...................................... 5,000 4,990

Victory Portfolios III
Victory High Income Fund
41
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.0%):
APA Corp.
5 .03% , 5/1/25 (a) (q) ................................................. $ 8,500 $ 8,499
5 .05% , 5/9/25 (a) (q) ................................................. 1,400 1,398
9,897
Industrials (0.6%):
Global Payments, Inc.
4 .90% , 5/2/25 (a) (q) ................................................. 3,800 3,799
4 .96% , 5/13/25 (a) (q) ................................................ 2,000 1,996
5,795
Information Technology (0.5%):
Arrow Electronics, Inc. , 4 .82% , 5/5/25 (a) (q) .................................... 5,600 5,596
Materials (1.5%):
FMC Corp.
5 .05% , 5/1/25 (a) (q) ................................................. 1,100 1,100
5 .05% , 5/2/25 (a) (q) ................................................. 4,000 3,999
5 .07% , 5/8/25 (a) (q) ................................................. 4,700 4,695
International Flavors & Fragrance , 4 .57% , 5/1/25 (a) (q) ............................ 5,000 4,999
14,793
Real Estate (0.2%):
Crown Castle International Corp. , 4 .88% , 5/13/25 (a) (q) ............................ 2,500 2,496
Total Commercial Paper (Cost $53,453)
a
a
a
53,447
Shares
Exchange-Traded Funds (3.5%)
iShares BB Rated Corporate Bond ETF ....................................... 246,500 11,339
iShares iBoxx $ High Yield Corporate Bond ETF (j) .............................. 599 47
SPDR Bloomberg High Yield Bond ETF (j) .................................... 40,315 3,818
SPDR Portfolio High Yield Bond ETF ........................................ 844,981 19,646
Total Exchange-Traded Funds (Cost $35,179)
a
a
a
34,850
Collateral for Securities Loaned (3.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (r) ........ 9,792,937 9,793
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (r) ............ 9,792,937 9,793
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (r) ................ 9,792,937 9,793
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (r) . 9,792,937 9,793
Total Collateral for Securities Loaned (Cost $39,172)
a
a
a
39,172
Total Investments (Cost $1,043,480) — 102.0% 1,024,240
Liabilities in excess of other assets —  (2.0)% (20,529)
NET ASSETS - 100.00% $ 1,003,711
At April 30, 2025, the Fund's investments in foreign securities were 16.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$795,084 (thousands) and amounted to 79.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2025.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) All or a portion of this security is on loan.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Rounds to less than $1 thousand.
(m) Up to 7.13% of the coupon may be PIK.

Victory Portfolios III
Victory High Income Fund
42
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
(n) Up to 8.75% of the coupon may be PIK.
(o) Zero-coupon bond.
(p) Up to 7.25% of the coupon may be PIK.
(q) Rate represents the effective yield at April 30, 2025.
(r) Rate disclosed is the daily yield on April 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 80 6/18/25 $ 8,707,077 $ 8,977,500 $ 270,423
30-Year U.S. Treasury Bond Futures ..... 6 6/18/25 686,734 699,750 13,016
5-Year U.S. Treasury Note Futures ....... 225 6/30/25 23,924,372 24,568,945 644,573
$ 928,012
Total unrealized appreciation $ 928,012
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 928,012

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Income Fund
43
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (10.9%)
ABS Auto (5.2%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 6/15/27 @ 100 $ 1,500 $ 1,523
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
6/18/25 @ 100 ..................................................... 2,000 1,989
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 1,137 1,136
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 1,400 1,399
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 8/15/27 @ 100 (a) ............... 1,100 1,119
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,003
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 1,167 1,160
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,546
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,120
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 5/15/27 @ 100 (a) .... 1,350 1,378
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,930 2,957
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 3/15/27 @ 100 ................ 5,000 5,051
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 2/15/28 @ 100 ................. 2,400 2,421
Series 2025-A , Class B , 5 .01% , 9/16/30 , Callable 3/15/29 @ 100 ................. 2,000 2,014
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 9/10/27
@ 100 ........................................................... 1,771 1,722
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 11/25/27 @ 100 (a) ............. 2,750 2,871
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 10/25/27 @ 100 (a) ............ 964 982
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 10/25/27 @ 100 (a) ............. 2,500 2,576
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 10/25/27 @ 100 (a) ........... 2,000 2,046
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 12/25/27 @ 100 (a) ............. 1,500 1,534
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 1,000 1,009
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 1/15/27 @ 100 (a) .............. 2,648 2,666
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 1/15/27 @ 100 (a) ............. 2,000 2,045
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 991 993
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 7/15/26 @ 100 (a) ............. 3,500 3,522
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,005
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,033
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,920
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,006
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 1,182 1,168
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 1/15/28 @
100 (a) ........................................................... 1,750 1,795
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 4,000 4,059
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 2,222 2,249
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 12/20/26 @ 100 (a) ............. 2,110 2,122
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,000 3,055
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @
100 (a) ........................................................... 3,232 3,288
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,507
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 6,150 6,374
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 1/15/27 @ 100 (a) ............................................ 2,143 2,154
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,707
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,035
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
2/15/26 @ 100 (a) ................................................... 1,000 975
GLS Auto Select Receivables Trust ..........................................

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. $ 3,110 $ 3,220
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 (a) ............................... 1,375 1,378
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 70 71
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 1/16/28 @ 100 ........................................ 2,000 2,037
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
1/15/28 @ 100 (a) ................................................... 4,000 4,039
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @
100 (a) ........................................................... 7,000 7,030
Hertz Vehicle Financing III LLC , Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ........... 1,000 1,006
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,326
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,667 1,688
JPMorgan Chase Bank NA , Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 5/25/25 @ 100 (a) 17 17
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 767 764
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 1/15/27 @ 100 (a) .............. 2,400 2,405
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 3/15/27 @ 100 (a) ............. 3,000 3,008
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 3/15/27 @ 100 (a) .............. 2,719 2,728
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 2,307 2,337
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 6/15/27 @ 100 (a) ............. 1,450 1,479
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
6/15/28 @ 100 (a) ................................................... 1,800 1,832
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
6/15/28 @ 100 ..................................................... 3,000 3,069
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 4/20/27 @
100 (a) ........................................................... 4,299 4,373
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 11/15/27 @
100 (a) ........................................................... 1,500 1,557
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
1/15/29 @ 100 (a) ................................................... 4,500 4,497
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 2,057 2,057
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 5,000 5,040
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
1/15/26 @ 100 (a) ................................................... 68 68
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
6/15/26 @ 100 ..................................................... 714 714
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 5/20/27 @ 100 (a) 1,182 1,204
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 12/15/27 @ 100 (a) ............. 3,450 3,482
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) .............. 3,450 3,480
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 10/15/27 @ 100 (a) ............ 900 917
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 3,000 3,080
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 12/15/27 @ 100 (a) ............. 3,980 4,034
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
5/25/28 @ 100 (a) ................................................... 1,171 1,178
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,535
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 9/20/27 @ 100 (a) .............. 1,218 1,240
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 12/20/27 @ 100 (a) ............. 4,349 4,448
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 2/20/28 @ 100 (a) ............. 3,000 3,008
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,337 1,347
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 3,000 3,030
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
1/15/28 @ 100 ..................................................... 2,883 2,899
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 3,333 3,336
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 7/15/27 @ 100 (a) ............ 3,000 3,034

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. $ 1,600 $ 1,632
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 3,500 3,604
Westlake Automobile Receivables Trust , Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable
9/15/28 @ 100 (a) ................................................... 1,563 1,577
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,352 2,368
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,210
206,617
ABS Card (0.6%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 1,985 2,064
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 1,985 1,818
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 1,575 1,586
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 4,956
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,318
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,272
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,247
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,273 1,352
Trillium Credit Card Trust II , Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) .............. 3,603 3,741
26,354
ABS Other (4.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 5/15/25
@ 100 (a) ......................................................... 8,500 8,129
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 3,500 3,472
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,875 2,941
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class C , 5 .55% , 1/21/31 ,
Callable 2/20/28 @ 100 (a) ............................................ 1,365 1,390
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 5/15/25 @ 100 (a) .............. 279 279
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 5/15/25 @ 100 (a) .............. 1,500 1,476
Auxilior Term Funding LLC , Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 85 87
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 11/13/29
@ 100 (a) ......................................................... 1,900 1,937
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) .............. 939 943
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 7/14/26 @ 100 (a) ............... 985 1,002
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 4/14/28 @ 100 (a) ............... 4,000 4,043
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 990 988
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 5/15/25 @
100 (a) ........................................................... 2,827 2,693
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 3/20/28 @ 100 (a) . 2,518 2,571
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 3,256 3,148
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 9/22/25 @ 100 (a) .............. 997 999
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 1,312 1,322
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 10/15/27 @ 100 (a) ...... 2,333 2,501
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 5,667 5,356
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,566
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ...... 2,375 2,426
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 2,257 2,326
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 919 922
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 2,286 2,316
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 6/20/28 @ 100 (a) ............. 1,758 1,786
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............... 6,538 6,260
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,613
Frontier Issuer LLC .....................................................

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... $ 4,667 $ 4,803
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,000 1,048
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 3,650 4,030
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class A4 , 4 .58% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 1,990 2,002
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 2,635 2,662
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 2/15/28 @ 100 . 1,100 1,128
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @
100 (a) ........................................................... 1,300 1,330
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 1,600 1,580
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,483
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,797
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 5/13/30 @ 100 (a) .............. 210 215
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 1/20/27 @ 100 (a) ....... 413 393
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 1,985 2,024
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 1,404 1,391
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,625 15,049
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 4,018
Pawnee Equipment Receivables LLC .........................................
Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable 8/15/25 @ 100 (a) ............... 244 243
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26 @ 100 (a) ............... 1,000 1,003
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............ 3,500 3,550
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............ 837 833
Post Road Equipment Finance LLC , Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable
8/15/28 @ 100 (a) ................................................... 2,061 2,077
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 4,375 4,248
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,938 3,822
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 8,545 8,337
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 9/20/28 @ 100 (a) .............. 874 878
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 9/20/27 @ 100 (a) .............. 3,000 3,079
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 2/20/30 @ 100 (a) ............. 2,945 3,002
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 4,000 3,888
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,805
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,317
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 7/12/27 @ 100 (a) ............. 783 794
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,778 1,800
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 3,500 3,492
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... 1,990 1,997
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 6,667 5,917
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 4,500 4,498
172,025
Agency ABS Other (0.8%):
CIT Education Loan Trust , Series 2007-1 , Class B , 4 .92% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 3/25/27 @ 100 (a) (c) .......................................... 1,719 1,467
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .97% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 4/25/33 @ 100 (c) 3,000 2,907
Series 2018-2A , Class B , 5 .62% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 2/25/37 @
100 (a) (c) ......................................................... 3,500 3,136
Nelnet Student Loan Trust , Series 2005-4 , Class B , 4 .90% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 6/22/25 @ 100 (c) ............................................ 873 820
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .17% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 7/25/25 @ 100 (c) 724 690
Series 2005-9 , Class B , 4 .92% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 7/25/29 @ 100 (c) 1,078 1,022

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2006-10 , Class B , 4 .84% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @ 100 (c) $ 902 $ 880
Series 2007-1 , Class B , 4 .84% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (c) 3,271 3,021
Series 2007-7 , Class B , 5 .37% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 7/25/25 @ 100 (c) 5,740 5,485
Series 2012-6 , Class B , 5 .47% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 12/25/29 @ 100 (c) 12,862 12,053
31,481
Total Asset-Backed Securities (Cost $436,807)
a
a
a
436,477
Collateralized Mortgage Obligations (5.7%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,608 1,641
Government National Mortgage Association ....................................
Series 2024-1 , Class GA , 4 .50% , 6/20/50 .................................. 5,678 5,627
Series 2024-160 , Class MA , 4 .50% , 6/20/52 ................................ 4,464 4,413
11,681
Agency Commercial MBS (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,513
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,145
Series K121 , Class A2 , 1 .55% , 10/25/30 .................................. 435 379
Series K135 , Class A2 , 2 .15% , 10/25/31 (d) ................................ 1,200 1,055
Series K138 , Class A2 , 2 .48% , 1/25/32 ................................... 980 875
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,507
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,828
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 5,862 5,782
Federal National Mortgage Association .......................................
Series 2017-M2 , Class A2 , 2 .91% , 2/25/27 (d) ............................... 1,859 1,819
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... 1,964 1,924
Series 2018-M4 , Class A2 , 3 .16% , 3/25/28 (d) ............................... 5,046 4,924
Series 2022-M12 , Class A , 3 .18% , 12/25/28 (d) .............................. 2,480 2,404
52,155
Commercial MBS (4.1%):
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (b) (d) ........................... 5,000 4,906
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (b) (d) ........................... 4,000 3,780
BANK , Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ........... 5,600 5,330
Benchmark Mortgage Trust , Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @
100 ............................................................. 2,000 1,706
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 4,904 4,871
Series 2021-TY , Class C , 6 .14% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,538 1,525
Series 2022-OANA , Class A , 6 .22% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) (c) .......... 1,985 1,985
Series 2022-OANA , Class B , 6 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) (c) .......... 6,000 5,981
Series 2022-OANA , Class D , 8 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) (c) .......... 5,000 4,950
Series 2022-STAR , Class A , 7 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 7,726 7,676
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (b) ............ 2,265 2,045
Series 2022-CSMO , Class A , 6 .44% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 1,985 1,987
Series 2022-CSMO , Class B , 7 .46% ( TSFR1M + 314 bps ) , 6/15/27 (a) (b) (c) .......... 5,000 5,006
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (b) .......... 9,231 8,562
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 4,000 3,961
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (b) (d) .......................... 6,500 5,273
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (b) (d) .......................... 3,500 2,662
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 5/15/25 @ 100 (b) .......... 8,600 7,945
Series 2012-CR4 , Class XA , 1 .29% , 10/15/45 (b) (d) .......................... 10,719 73
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (d) ........ 6,300 6,254
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (d) ........... 3,500 3,459
Series 2015-PC1 , Class B , 4 .39% , 7/10/50 , Callable 6/10/25 @ 100 (d) ............. 2,500 2,444
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 3,500 2,981
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 4,000 4,189

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ... $ 2,500 $ 2,169
DBJPM Mortgage Trust ..................................................
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 6,250 2,895
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .06% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,000 1,989
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 4,345 4,324
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 1,697 1,462
Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (b) (d) .......................... 1,920 1,908
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,894
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (b) (d) ......... 1,833 1,861
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 1,650 1,606
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (b) (d) ......................... 2,000 1,834
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (b) (d) .......................... 3,242 3,329
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .16% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 3,100 3,086
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (b) ...... 6,000 5,302
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 1,000 1,001
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 2,407 2,414
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,980 1,862
Series 2020-1MW , Class C , 2 .41% , 9/10/39 (a) (b) (d) .......................... 1,000 930
Morgan Stanley Capital I Trust , Series 2015-MS1 , Class AS , 4 .15% , 5/15/48 , Callable 7/15/25
@ 100 (d) ......................................................... 7,000 6,881
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .96% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. 3,074 3,050
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 1,980 1,777
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (b) ...................... 4,000 4,089
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ................... 5,200 4,538
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .76% ( TSFR1M + 144 bps ) ,
3/15/42 (a) (b) (c) .................................................... 1,993 1,957
163,709
Total Collateralized Mortgage Obligations (Cost $241,469)
a
a
a
227,545
Shares
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (f) .............................................. 190,818 5,019
Financials (0.0%):(g)
Citigroup Capital XIII , 10 .91% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 40,000 1,192
Real Estate (0.7%):
Mid-America Apartment Communities, Inc. , Series I , 8 .50% (f) (h) .................... 219,731 11,896
Prologis, Inc. , Series Q , 8 .54% (f) ........................................... 283,503 15,312
27,208
Total Preferred Stocks (Cost $29,485)
a
a
a
33,419
Principal Amount
(000)
Corporate Bonds (36.6%)
Communication Services (1.5%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,408
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,571
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,106
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 6/5/25 @ 100 (a) ...................... 3,000 2,789
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 10,000 8,875

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. $ 3,111 $ 3,009
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 8,000 7,715
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 5/16/25 @ 100.79 ................................. 2,857 2,859
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,239
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,432
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 3,943
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,838
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 5,000 4,866
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 2,829
58,479
Consumer Discretionary (1.9%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 (h) ................ 6,750 5,638
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,144
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,043
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 3,250 2,656
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,174
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,278
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 7,500 7,134
Kohl's Corp. , 5 .13% , 5/1/31 , Callable 2/1/31 @ 100 (h) ............................ 3,000 1,879
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,319
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,448
Mattel, Inc.
3 .38% , 4/1/26 , Callable 5/16/25 @ 100 (a) ................................. 500 491
3 .75% , 4/1/29 , Callable 5/16/25 @ 100.94 (a) ............................... 3,000 2,823
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,773
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 (h) .................................. 4,250 3,619
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,299
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,589
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 3,000 2,923
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,014
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 871
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,940 4,116
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 3,000 2,983
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,189
74,403
Consumer Staples (2.6%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,500 5,404
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,148
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 2,000 1,696
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. , 4 .70% , 2/1/36 , Callable
8/1/35 @ 100 ...................................................... 6,000 5,803
BAT Capital Corp. , 4 .39% , 8/15/37 , Callable 2/15/37 @ 100 ........................ 10,000 8,779
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,321
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 10,737
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,156
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,822
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 4,667 4,282
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,071
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 6,000 5,408
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 3,900 3,860
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,805
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,701

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. $ 8,000 $ 8,190
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,531
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,942
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,470
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,325
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 3,916
104,367
Energy (3.0%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 (a) ............................ 5,404 3,579
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 4,000 3,378
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 8,193
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,347
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,086
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,258
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 2,000 1,788
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 3,000 2,977
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 3,000 2,821
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 3,385 3,442
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (f) ...................... 2,000 1,990
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 6,000 5,828
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,594 2,767
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,528
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,814
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (h) ................ 4,000 3,511
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 3,000 2,886
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 6/5/25 @ 102.08 (a) ............................... 4,000 3,876
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,692
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,606
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 5/21/25 @ 102.38 ................................ 2,000 1,931
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,200
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,461 1,424
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 10,235 6,878
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 3,000 2,849
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 932
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 618
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 2,400 2,401
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @ 100 6,250 5,920
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,217
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,811
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,423
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,500 1,495
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 2,400 2,351
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
5/16/25 @ 102.75 .................................................. 3,500 3,493
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 1,400 1,415
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 950
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 402
121,077
Financials (9.7%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 4,000 3,898
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 6,000 5,863
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 1,500 1,497
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,297

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ $ 1,648 $ 1,685
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 4,984
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 5/16/25 @ 100.67 (a) ................... 2,500 2,448
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 4,412 4,424
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (f) ....................... 3,500 3,360
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) (h) ................ 3,000 2,606
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,500 2,083
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 500 482
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 3,500 3,531
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (f) ....................... 5,000 4,957
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 2,500 2,426
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 2,227 2,224
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 4,000 2,838
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,963
Cullen/Frost Capital Trust II , 6 .13% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 6/5/25 @ 100 (c) .. 5,000 4,489
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 1,003 1,033
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 2,000 1,991
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 10,000 9,906
EverBank Financial Corp. , 5 .75% , 7/2/25 , Callable 6/5/25 @ 100 .................... 10,000 9,909
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 7,250 6,624
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,313
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (f) ....................... 2,659 2,628
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 6,957 6,519
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 9,225 7,808
First Citizens Bancshares, Inc. , 6 .76% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 6/15/25 @ 100 (c) 4,000 3,996
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 8,869
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,088
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,578
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 3,400 3,342
6 .80% , 11/7/28 , Callable 10/7/28 @ 100 .................................. 2,000 2,040
6 .13% , 3/8/34 ..................................................... 2,000 1,888
Fulton Financial Corp. , 6 .60% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 6/15/25 @ 100 (c) ..... 2,932 2,876
Glencore Funding LLC , 2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................... 6,500 5,767
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,638
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (h) ................................ 1,750 1,742
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,308 2,358
Holcim Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 1,877 1,877
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 2,464 2,399
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 2,750 2,732
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 7,676 6,310
Huntington Capital Trust I , 5 .24% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 6/5/25 @ 100 (c) ..... 2,300 2,226
ILFC E-Capital Trust I , 6 .12% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 6/5/25 @ 100 (a) (c) .. 10,000 8,160
JPMorgan Chase & Co.
5 .04% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 6/5/25 @ 100 (c) .................... 4,000 3,953
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 2,750 2,361
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 7,250 7,255
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,464
3 .90% , 4/13/29 .................................................... 3,000 2,845
4 .90% , 8/8/32 ..................................................... 1,000 932
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , MTN , Callable 6/1/32 @ 100 (c) ......... 3,784 3,599
Lincoln National Corp. , 6 .94% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (c) (h) .. 7,500 5,924
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 3,980 3,958
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (c) (f) ............. 4,108 4,093

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... $ 2,500 $ 2,488
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 7,000 6,041
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 1,500 1,493
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 8,000 6,663
National Rural Utilities Cooperative Finance Corp. , 7 .45% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 6/5/25 @ 100 (c) ............................................. 7,125 7,092
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,000 3,070
Penske Truck Leasing Co. LP/PTL Finance Corp. , 4 .00% , 7/15/25 , Callable 6/15/25 @ 100 (a) 5,000 4,990
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,517
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 .................................... 1,490 1,491
7 .23% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 6/5/25 @ 100 (c) (h) ................ 6,130 5,976
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,478
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 3,500 3,583
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,879
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) (h) .................. 6,000 5,980
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,535
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 6,983
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 2,500 2,595
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 1,000 1,002
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,386
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,335
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 1,250 1,306
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) (h) .............. 13,800 11,375
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,610
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 4,500 4,434
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 10,000 9,959
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,446
The Allstate Corp. , 7 .52% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 6/5/25 @ 100 (c) ......... 5,000 4,949
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (f) ...................... 7,000 6,609
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 3,030 3,040
The Charles Schwab Corp. , 6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (c) .... 1,385 1,471
The Hartford Insurance Group, Inc. , 6 .71% ( TSFR3M + 239 bps ) , 2/12/47 , Callable 6/5/25 @
100 (a) (c) ......................................................... 8,000 7,279
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 1,382 1,306
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 1,408 1,436
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 2,450 2,158
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (f) ....................... 2,000 1,918
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (c) ................. 3,000 3,072
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , MTN , Callable 7/22/32 @ 100 (c) ......... 4,000 3,865
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 4,550 4,786
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 3,844
Webster Financial Corp. , 6 .82% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 6/30/25 @ 100 (c) .. 4,750 4,700
390,196
Health Care (2.9%):
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 2,809
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,696
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... 10,000 6,133
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 3,500 3,411
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 2,985
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 4,100 4,374
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 2,000 1,697
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 3,600 3,613
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (c) ....... 1,364 1,380

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CVS Pass-Through Trust , 6 .04% , 12/10/28 ..................................... $ 2,616 $ 2,658
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 14,061
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 14,922
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 13,000 10,994
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,755
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,035
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,474
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 1,500 1,488
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,725
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,396
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,345
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,779
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 1,300 1,327
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 1,300 1,328
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 1,300 1,315
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 1,300 1,256
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,833
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 6/15/25 @ 103.06 ................... 1,500 1,507
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,122
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 9,827 8,125
117,543
Industrials (5.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 5,000 4,340
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 4,000 3,974
American Airlines Pass Through Trust
3 .70% , 10/1/26 (h) .................................................. 4,606 4,450
4 .00% , 9/22/27 .................................................... 5,736 5,405
3 .58% , 1/15/28 .................................................... 2,383 2,289
4 .00% , 2/15/29 .................................................... 3,075 2,895
3 .60% , 10/15/29 .................................................... 6,211 5,725
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,034
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 1,935
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 5/16/25 @ 102.13 (a) .............................. 3,937 3,800
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 5,098
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,551
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (c) (i) . 6,325 6,328
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 3,331 3,157
3 .80% , 9/20/31 (a) .................................................. 2,210 2,113
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,517
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 3,921
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,271 5,118
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 1,982
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,874
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 13,000 10,978
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 7,187 6,937
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,496 6,789
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 5,295 5,285
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 15,000 12,955
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,413
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000 753
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 7,546 7,688
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 10,000 7,950
Ryder System, Inc. , 5 .25% , 6/1/28 , MTN , Callable 5/1/28 @ 100 ..................... 5,000 5,109
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 7,362 6,694
3 .38% , 2/15/30 .................................................... 6,245 5,532

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... $ 4,000 $ 3,738
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 .................................... 2,250 2,422
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 5,829
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,110
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,635
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 5,835
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,173 3,173
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,764
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,113
United Airlines Pass Through Trust
4 .30% , 8/15/25 (h) .................................................. 2,392 2,384
2 .90% , 5/1/28 ..................................................... 3,882 3,584
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 4,000 3,758
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,524
204,458
Information Technology (1.4%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,230
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 5,000 4,207
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 2,000 1,756
Dell International LLC/EMC Corp. , 4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ............. 700 660
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,896
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 ............................... 3,000 2,985
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,273
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,268
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,603
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,630
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 1,000 1,033
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 7,958
5 .38% , 7/15/40 .................................................... 3,000 2,848
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 (h) ................................. 4,750 3,230
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 2,830 2,839
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,672
56,088
Materials (2.1%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (a) ........ 3,480 3,466
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,445
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 7,600 6,315
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 8,500 7,424
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 6,009
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,713
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,035
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. 5,000 2,677
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 300
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 ................... 2,000 1,966
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,960 3,568
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 1,500 1,077
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,795
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 5,000 4,336
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,210
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 7,500 6,593
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 5,875 3,614
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 1,694 1,488
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 3,870 3,700
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 4,000 4,057
The Dow Chemical Co. , 4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ..................... 1,750 1,562

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... $ 5,000 $ 4,735
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 1,400 1,411
83,496
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,313
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 9,770
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 4,000 3,986
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 10,354 9,170
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,078
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,270
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 4,000 3,712
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,118
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,450 2,398
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 2,976
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,231
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 7,350 5,565
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 1,500 1,426
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,158 1,185
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 6/5/25 @ 102.06 (a) ..... 8,000 7,547
62,745
Utilities (4.8%):
AEP Texas, Inc.
4 .70% , 5/15/32 , Callable 2/15/32 @ 100 .................................. 6,000 5,818
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,510
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,380
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 3,981
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,170
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 8,500 7,495
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 2,000 1,875
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,042
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,771
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,094 1,129
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,874
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,033
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,681
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,402
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 6/5/25 @ 100 ..................... 7,000 6,109
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,833
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 9,145
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,481
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,500 2,521
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 5,838
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,833
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,051
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,221
ITC Holdings Corp.
4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ................................ 4,000 4,036
3 .35% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 2,000 1,943
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,661
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,485
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,639
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,518
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,671
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,024
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 1,000 960

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. $ 1,417 $ 1,436
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 5,000 3,803
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,551
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,122
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,058
Public Service Electric & Gas Co. , 3 .80% , 3/1/46 , MTN , Callable 9/1/45 @ 100 .......... 8,000 6,126
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,396 4,148
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,327
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,424
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 9,000 7,709
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 5,450 5,377
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 3,923
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,294
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,529
192,957
Total Corporate Bonds (Cost $1,608,363)
a
a
a
1,465,809
Yankee Dollars (11.0%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 5,500 4,603
Consumer Discretionary (0.3%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 6/5/25 @ 101.31 (a) ........ 5,500 5,376
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) (h) ................... 7,192 5,728
11,104
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,620
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 11,996
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 6,500 6,275
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,223
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 2,786 3,022
28,136
Energy (0.8%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,632
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 2,400 2,329
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 3,000 2,865
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 6,000 5,188
TransCanada PipeLines Ltd. , 6 .79% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 6/5/25 @ 100 (c) . 10,124 8,836
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,107
31,957
Financials (4.9%):
ABN AMRO Bank NV , 4 .75% , 7/28/25 (a) ..................................... 6,000 5,988
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 2,000 2,050
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 7,802 6,846
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (c) ....................................... 1,000 1,050
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 4,000 4,263
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 6,500 5,498
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (c) .................. 5,000 5,305
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 5,000 4,348
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 3,000 3,123
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 3,125 3,248
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 5,000 5,087
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,489
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (f) ....................... 1,966 1,956
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ....................... 4,000 3,802

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BPCE SA
3 .50% , 10/23/27 (a) .................................................. $ 5,000 $ 4,866
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) .................. 3,500 3,569
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,701 4,875
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,592
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 10,000 9,770
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) ..................... 5,000 4,413
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 8,500 7,847
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,821
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) (i) ............... 5,000 4,871
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 2,121 2,413
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 8,750 7,690
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 5,000 4,293
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 5,000 4,278
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (i) .... 6,000 6,049
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (c) (f) .... 5,000 4,996
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 2,857 2,935
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 8,500 8,321
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) (h) .............. 9,000 9,146
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 3,750 3,708
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,300
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,500 1,473
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (c) (f) ........ 6,742 6,726
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) ................... 10,000 9,801
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) .................. 3,200 3,183
UBS Group AG , 3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (c) (i) ..... 4,445 4,356
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 957 935
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 5,000 4,960
196,240
Health Care (1.2%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,794
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 8,500 8,422
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 10,167 7,448
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,638
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 10,240 8,882
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,849
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,664
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,569
Teva Pharmaceutical Finance Netherlands III BV , 3 .15% , 10/1/26 .................... 5,000 4,831
47,097
Industrials (1.6%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. 12,129 12,096
3 .60% , 3/15/27 (a) (h) ................................................ 5,501 5,339
3 .75% , 12/15/27 (a) .................................................. 3,541 3,409
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,116
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,314
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 6,000 5,585
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 3,000 2,890
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 2,878
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,449

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (h) ......................................................... $ 6,000 $ 5,812
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 5,000 4,960
The Weir Group PLC , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ...................... 3,150 3,164
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,077
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 2,708 2,612
64,701
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 5,895
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,814
SK Hynix, Inc. , 2 .38% , 1/19/31 (a) ........................................... 5,000 4,348
12,057
Materials (0.7%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 675 695
ArcelorMittal SA , 7 .00% , 10/15/39 .......................................... 4,000 4,353
Braskem Netherlands Finance BV , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) .......... 4,000 3,316
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,591
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 10/14/25 @ 100 (a) ................ 3,500 3,420
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 4,414 4,412
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 2,660 2,670
25,457
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,787
Utilities (0.3%):
Enel Chile SA , 4 .88% , 6/12/28 , Callable 3/12/28 @ 100 ........................... 5,000 4,975
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,347
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 4,000 3,529
12,851
Total Yankee Dollars (Cost $457,244)
a
a
a
438,990
Municipal Bonds (2.5%)
California (0.2%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,540
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 391
Series A , 2 .19% , 4/1/30 .............................................. 425 382
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 483
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,564
7,360
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,481
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,807
5,288
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,657
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,352
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 4,250 4,232
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,242
17,483
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,422
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 7,377 7,215

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ $ 2,000 $ 1,725
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ 1,500 1,273
2,998
Indiana (0.0%):(g)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,365
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 , Callable 2/1/34 @ 100 ............................. 2,950 2,870
Series A , 4 .48% , 8/1/39 , Callable 8/1/37 @ 100 ............................. 3,775 3,600
6,470
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,428
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,280
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,325
5,033
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,659
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 984
3,643
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,601
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue , Series SE , 3 .73% , 7/15/43 ... 3,000 2,314
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 813
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 723
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 770
3 .10% , 4/1/30 ..................................................... 950 903
3 .15% , 4/1/31 ..................................................... 250 234
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,931
3 .15% , 4/1/30 ..................................................... 4,460 4,215
11,903
Texas (0.3%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,309
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,738
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 995
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,375
2 .65% , 4/1/30 ..................................................... 1,150 1,000
2 .73% , 4/1/31 ..................................................... 750 634
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 557
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 860
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 845
Waco Educational Finance Corp. Revenue
1 .69% , 3/1/28 ..................................................... 1,500 1,402
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,316
13,031
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 4,269
Total Municipal Bonds (Cost $109,801)
a
a
a
100,081

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (9.1%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (c) (f) ................................ $ 6,000 $ 5,937
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 4,000 4,001
5 .60% , 8/5/39 ..................................................... 4,000 3,996
7,997
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 1/1/55 .............................................. 42,539 42,685
1 .50% , 4/1/37 ..................................................... 4,351 3,843
5 .00% , 3/1/38 - 1/1/55 ............................................... 35,168 34,714
2 .50% , 5/1/42 ..................................................... 4,024 3,563
3 .50% , 5/1/42 - 11/1/52 .............................................. 12,205 11,177
4 .50% , 11/1/42 - 10/1/52 .............................................. 8,606 8,314
4 .00% , 1/1/43 - 12/1/54 .............................................. 11,970 11,255
3 .00% , 1/1/52 - 5/1/52 ............................................... 7,966 6,952
6 .00% , 8/1/53 - 3/1/55 ............................................... 11,827 12,035
134,538
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 10,643 9,217
6 .50% , 4/1/31 - 3/1/32 ............................................... 144 150
5 .00% , 6/1/33 - 12/1/54 .............................................. 26,122 25,815
5 .50% , 9/1/35 - 3/1/55 ............................................... 32,767 32,923
6 .00% , 5/1/36 - 8/1/54 ............................................... 12,226 12,483
4 .00% , 4/1/38 - 7/1/53 ............................................... 13,298 12,623
3 .50% , 12/1/42 - 6/1/52 .............................................. 15,374 14,116
3 .00% , 2/1/50 - 12/1/51 .............................................. 7,897 6,897
4 .50% , 12/1/52 - 3/1/53 .............................................. 6,420 6,160
120,384
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 181 186
6 .50% , 4/15/26 - 10/15/31 ............................................. 227 236
7 .50% , 6/15/26 - 8/15/29 ............................................. 36 38
6 .00% , 9/15/28 - 9/20/53 ............................................. 6,001 6,147
5 .50% , 4/20/33 - 9/20/53 ............................................. 21,218 21,331
5 .00% , 8/15/33 - 4/20/54 ............................................. 20,829 20,583
2 .50% , 9/20/51 - 7/20/53 ............................................. 10,529 8,976
3 .00% , 3/20/52 - 11/20/53 ............................................. 9,300 8,224
3 .50% , 4/20/52 .................................................... 6,113 5,526
4 .50% , 8/20/52 - 9/20/53 ............................................. 25,598 24,575
95,822
Total U.S. Government Agency Mortgages (Cost $366,386)
a
a
a
364,678
U.S. Treasury Obligations (22.6%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,258
3 .88% , 8/15/40 .................................................... 32,000 29,655
1 .38% , 11/15/40 .................................................... 30,000 19,270
1 .88% , 2/15/41 .................................................... 9,000 6,238
2 .25% , 5/15/41 .................................................... 70,000 51,253
2 .75% , 8/15/42 .................................................... 35,000 27,016
2 .88% , 5/15/43 .................................................... 10,000 7,772
4 .38% , 8/15/43 .................................................... 20,000 19,284
3 .38% , 5/15/44 .................................................... 12,000 9,969
3 .00% , 11/15/44 .................................................... 25,000 19,441
2 .50% , 2/15/45 .................................................... 55,000 39,093
3 .00% , 11/15/45 .................................................... 21,000 16,163
2 .50% , 2/15/46 .................................................... 15,000 10,507
2 .25% , 8/15/46 .................................................... 42,950 28,414
2 .88% , 11/15/46 .................................................... 10,000 7,439
3 .00% , 2/15/47 .................................................... 23,000 17,444
2 .75% , 11/15/47 .................................................... 12,000 8,625

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .00% , 2/15/48 .................................................... $ 25,000 $ 18,766
3 .13% , 5/15/48 .................................................... 30,000 23,016
3 .38% , 11/15/48 .................................................... 25,000 19,973
3 .00% , 2/15/49 .................................................... 24,000 17,865
1 .25% , 5/15/50 .................................................... 30,000 14,597
1 .63% , 11/15/50 .................................................... 35,000 18,659
2 .88% , 5/15/52 .................................................... 10,000 7,127
4 .00% , 11/15/52 .................................................... 10,000 8,873
4 .13% , 8/15/53 .................................................... 17,000 15,414
4 .75% , 11/15/53 .................................................... 10,000 10,059
4 .25% , 2/15/54 .................................................... 10,000 9,264
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 12,635 12,488
U.S. Treasury Notes
4 .25% , 10/15/25 .................................................... 6,000 6,002
4 .63% , 9/15/26 .................................................... 9,000 9,105
4 .38% , 12/15/26 .................................................... 20,000 20,215
2 .38% , 5/15/27 .................................................... 10,000 9,759
1 .25% , 3/31/28 .................................................... 7,000 6,551
2 .88% , 8/15/28 .................................................... 16,000 15,639
4 .25% , 2/28/29 .................................................... 10,000 10,213
3 .25% , 6/30/29 .................................................... 20,000 19,677
4 .25% , 6/30/29 .................................................... 15,000 15,332
3 .63% , 8/31/29 .................................................... 10,000 9,980
3 .88% , 9/30/29 .................................................... 20,000 20,150
4 .13% , 8/31/30 .................................................... 50,000 50,863
4 .38% , 11/30/30 .................................................... 6,000 6,172
4 .25% , 2/28/31 .................................................... 9,000 9,197
4 .13% , 10/31/31 .................................................... 10,000 10,130
4 .13% , 11/15/32 .................................................... 20,000 20,197
3 .88% , 8/15/33 .................................................... 54,000 53,317
4 .00% , 2/15/34 .................................................... 38,000 37,721
4 .38% , 5/15/34 .................................................... 5,000 5,097
3 .88% , 8/15/34 .................................................... 35,000 34,300
4 .25% , 11/15/34 .................................................... 35,000 35,279
Total U.S. Treasury Obligations (Cost $1,021,205)
a
a
a
904,838
Commercial Paper (0.0%)(g)
Utilities (0.0%):(g)
Evergy Missouri West, Inc. , 4 .57% , 5/1/25 (a) (j) ................................. 2,200 2,199
Total Commercial Paper (Cost $2,200)
a
a
a
2,199
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (k) ........ 7,681,687 7,682
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (k) ............ 7,681,687 7,682
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (k) ............... 7,681,687 7,682
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (k) . 7,681,687 7,681
Total Collateral for Securities Loaned (Cost $30,727)
a
a
a
30,727
Total Investments (Cost $4,303,687) — 100.0% 4,004,763
Liabilities in excess of other assets —  (0.0)%(g) (365)
NET ASSETS - 100.00% $ 4,004,398
At April 30, 2025, the Fund's investments in foreign securities were 11.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$1,037,540 (thousands) and amounted to 25.9% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2025.
(e) Rounds to less than $1 thousand.

Victory Portfolios III
Victory Income Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Rate represents the effective yield at April 30, 2025.
(k) Rate disclosed is the daily yield on April 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of April 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Short-Term Bond Fund
63
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (31.9%)
ABS Auto (18.0%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 4/15/27 @ 100(a) ............... $ 2,000 $ 2,049
Series 2023-1 , Class D, 6.74%, 4/15/34, Callable 4/15/27 @ 100(a) ............... 1,268 1,307
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 2,826 2,867
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 1,333 1,392
Series 2024-1, Class B, 5.16%, 10/15/29, Callable 6/15/27 @ 100 ................ 1,263 1,282
Series 2024-1, Class C, 5.41%, 11/15/29, Callable 6/15/27 @ 100 ................ 1,500 1,523
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class C, 5.22%, 9/15/32 , Callable 11/15/27 @ 100(a) .............. 1,893 1,898
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 11/15/27 @ 100(a) .............. 1,069 1,064
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 5/13/25 @ 100(a) ............... 500 498
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 7/12/26 @ 100(a) ............... 737 738
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 6/12/27 @ 100(a) ............... 2,500 2,490
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 8/15/28 @ 100(a) .............. 500 507
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 8/15/28 @ 100(a) ............. 611 622
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 8/15/28 @ 100(a) .............. 1,045 1,052
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 5/18/25 @ 100 ................. 596 594
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,135 2,124
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 758 757
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 6/15/27 @ 100(a) .............. 813 822
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 8/15/27 @ 100(a) .............. 3,150 3,214
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 8/15/27 @ 100(a) ............... 550 559
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 8/15/27 @ 100(a) ............... 1,031 1,048
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 10/15/28 @ 100(a) .............. 1,625 1,613
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 2,667 2,655
Series 2020-1A, Class D, 3.34%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 833 829
Series 2021-1A, Class C, 2.13%, 8/20/27, Callable 8/20/26 @ 100(a) .............. 1,000 961
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 758
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 2,500 2,533
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,027
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 1,000 1,018
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 8/15/28 @ 100 .............................................. 1,714 1,713
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 1,800 1,771
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 12/15/25 @ 100 ................ 6,894 6,712
Series 2022-2, Class A3, 3.49%, 2/16/27 , Callable 6/15/26 @ 100 ................ 505 503
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 3/15/27 @ 100 ................ 1,000 1,014
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 6/15/27 @ 100 ................ 1,000 1,021
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 7/15/27 @ 100 ................. 1,000 1,037
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 8/15/27 @ 100 ................. 1,000 1,016
Series 2024-2, Class D, 6.42%, 10/15/30, Callable 9/15/27 @ 100 ................ 3,000 3,074
Series 2024-3, Class D, 5 .67%, 1/15/31, Callable 11/15/27 @ 100 ................ 1,238 1,248
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 12/15/27 @ 100 ................ 1,480 1,477
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30, Callable 2/15/28 @
100 ............................................................. 1,500 1,513
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 2,068 2,023
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 202 197
Series 2021-N1, Class B, 1.09% , 1/10/28, Callable 7/10/26 @ 100 ................ 313 304
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 239 232
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 278 270
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 3/10/27 @ 100 ............... 484 473
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 3/10/27 @ 100 ................ 222 214
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 3/10/27 @ 100 ................ 218 210
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 3/10/27 @ 100 ................ 390 373

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 5/10/27 @ 100 ............... $ 1,853 $ 1,796
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 5/10/27 @ 100 ................ 407 389
Series 2021-N3, Class C, 1.02% , 6/12/28, Callable 5/10/27 @ 100 ................ 206 198
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 11/25/27 @ 100(a) ............ 5,000 5,313
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 10/25/27 @ 100(a) ............ 643 655
Series 2024-1A, Class C, 5.36%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 2,000 2,041
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 10/25/27 @ 100(a) ............. 2,340 2,423
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100 (a) ............. 4,028 4,214
Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 10/25/27 @ 100(a) ............. 2,750 2,861
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 700 727
Series 2024-5A, Class C, 4.62%, 8/26/30 , Callable 1/25/28 @ 100(a) .............. 500 497
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 713 718
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,192 1,199
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 800 807
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,500 1,517
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 229 233
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 1,582 1,621
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 2,294 2,357
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 1,800 1,830
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 1/15/27 @ 100(a) ............. 3,000 3,067
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 3,000 3,071
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 2,000 2,025
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @
100(a) ........................................................... 840 841
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 997 997
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 1,100 1,121
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 10/15/26 @ 100(a) ............. 2,000 2,037
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 100 103
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 4,000 4,103
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 1,895 1,947
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,886 5,088
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,038
Series 2024-2A, Class C, 6.70%, 10/16/34, Callable 4/15/28 @ 100(a) ............. 1,000 1,034
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 1,594 1,575
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 5/15/26 @ 100(a) . 2,000 2,002
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ 2,250 2,308
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 2,445 2,532
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 1,310 1,366
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 7/20/25 @ 100(a) .............. 139 139
Series 2022-3, Class A3, 4.29%, 7/20/29 , Callable 2/20/26 @ 100(a) .............. 500 499
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,000 2,030
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 1,778 1,800
Series 2023-2, Class A2 , 5.56%, 4/22/30, Callable 12/20/26 @ 100(a) ............. 527 531
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 4,000 4,164
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 2,000 2,037
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 2,528 2,617
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 2,000 2,008
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 10/20/28 @ 100(a) ............. 286 289
Exeter Automobile Receivables Trust .........................................
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 6/15/25 @ 100(a) .............. 1,440 1,440
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 11/15/27 @ 100 .............. 823 826
Series 2025-1A, Class C, 5.09%, 5/15/31, Callable 6/15/30 @ 100 ................ 1,000 1,005
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/28 @ 100(a) ............. 2,828 2,877
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 1/15/28 @ 100(a) .............. 1,713 1,755
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 1/15/28 @ 100(a) ............. 551 566
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 1/15/28 @ 100(a) .............. 852 870

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 8/15/27
@ 100(a) ......................................................... $ 3,000 $ 3,104
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 5/15/25 @ 100(a) .............. 494 494
Series 2019-4, Class E, 4.11%, 3/15/27 , Callable 5/15/25 @ 100(a) ............... 3,522 3,502
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 7/15/26 @ 100(a) ............... 2,430 2,360
Series 2022-2, Class B, 4.76%, 5/17/27(a) ................................. 2,000 1,998
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C, 5.54%, 12/15/26, Callable 7/15/25 @ 100 ................ 720 720
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 1,571 1,588
Series 2023-B, Class D, 6.97%, 6/15/28, Callable 3/15/26 @ 100 ................. 565 573
Ford Credit Auto Owner Trust ..............................................
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 815
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 835
Series 2023-1, Class C, 5.58%, 8/15/35 , Callable 2/15/28 @ 100(a) ............... 3,000 3,051
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,569
Foursight Capital Automobile Receivables Trust .................................
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 9/15/25 @ 100(a) ............... 453 452
Series 2022-2, Class B, 5.19%, 10/15/27, Callable 3/15/26 @ 100(a) .............. 1,282 1,282
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 10/15/26 @ 100(a) .............. 1,253 1,254
Series 2023-1, Class C, 5.72%, 8/15/28 , Callable 10/15/26 @ 100(a) .............. 2,000 2,010
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 1/15/27 @ 100(a) ............... 714 718
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 1/15/27 @ 100(a) .............. 1,000 1,007
Series 2024-1, Class D, 6 .83%, 3/15/30, Callable 1/15/27 @ 100(a) ............... 1,000 1,014
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 2/15/28 @ 100(a) ............ 3,000 3,064
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 2/15/28 @ 100 (a) .............. 1,660 1,707
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @ 100(a) .............. 998 1,036
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 2/15/26 @ 100(a) ............. 1,250 1,219
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 7/15/27 @ 100(a) .............. 1,750 1,787
Series 2024-2A, Class B, 5.77%, 11/15/28, Callable 8/15/28 @ 100(a) ............. 1,333 1,346
Series 2024-3A, Class B, 5.08%, 1/16/29, Callable 10/15/28 @ 100(a) ............. 2,000 2,008
Series 2025-1A, Class C, 5.07%, 11/15/30, Callable 6/15/30 @ 100(a) ............. 6,000 6,013
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 2,000 2,157
Series 2024-1A , Class B, 5.32%, 3/15/30, Callable 5/15/28 @ 100(a) .............. 875 886
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 5/15/28 @ 100(a) .............. 1,000 1,015
Series 2024-2A, Class C, 5.93%, 6/17/30, Callable 5/15/28 @ 100(a) .............. 2,000 2,045
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 2,279 2,253
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 4/15/30 @ 100(a) .............. 1,806 1,811
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 4/15/30 @ 100(a) .............. 1,950 1,954
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
9/20/25 @ 100 ..................................................... 833 835
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A, Class B, 5.33%, 3/15/29(a) ................................ 2,000 2,029
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,409 1,446
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 1/15/28 @ 100(a) ............. 4,500 4,544
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 1,200 1,219
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 1/15/28 @ 100(a) .............. 1,929 1,969
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 1,641 1,668
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 1/15/27 @ 100(a) .............. 823 824
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 1/15/27 @ 100(a) .............. 4,000 4,017
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 1/15/27 @ 100(a) ............... 3,000 3,030
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 1/15/27 @ 100(a) .............. 2,625 2,668
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 721 733
Series 2022-1A, Class C, 2 .63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 2,088 2,081
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ 1,000 1,006
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 4,000 4,055

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4 .67%, 1/15/31, Callable 8/15/28 @
100 ............................................................. $ 941 $ 944
JPMorgan Chase Bank NA ................................................
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 10 10
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 13 13
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1 1
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,150 1,149
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 2,557 2,547
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 9/15/26 @ 100(a) .............. 176 176
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 1,600 1,605
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 9/15/26 @ 100(a) .............. 2,000 2,032
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a) .............. 1,200 1,203
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 1/15/27 @ 100(a) ............. 2,000 2,019
Series 2023-1A , Class D, 7.30%, 6/17/30, Callable 1/15/27 @ 100(a) .............. 1,811 1,857
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 3/15/27 @ 100(a) .............. 1,400 1,423
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 7/15/27 @ 100(a) ............. 1,820 1,877
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 6/15/27 @ 100(a) .............. 614 622
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 12/15/27 @ 100(a) ............. 762 752
Series 2025-1A, Class B, 5.05%, 5/15/30, Callable 2/15/28 @ 100(a) .............. 2,000 2,018
Series 2025-1A, Class C, 5.11%, 7/15/30, Callable 2/15/28 @ 100(a) .............. 3,000 2,995
Series 2025-1A, Class D, 5.52%, 5/17/32, Callable 2/15/28 @ 100(a) .............. 4,000 3,983
Lobel Automobile Receivables Trust .........................................
Series 2023-2, Class A, 7.59%, 4/16/29, Callable 9/15/26 @ 100(a) ............... 240 241
Series 2025-1, Class B, 5.20%, 4/17/28, Callable 12/15/27 @ 100(a) .............. 2,000 2,006
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 12/15/27 @ 100(a) .............. 4,000 4,036
Series 2025-1, Class D, 6.19%, 2/15/30, Callable 12/15/27 @ 100(a) .............. 2,500 2,523
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 6/17/30, Callable
6/15/28 @ 100(a) ................................................... 2,500 2,526
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 4/20/26 @ 100(a) .............. 2,265 2,278
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 4/20/26 @ 100(a) .............. 4,000 4,056
Series 2023-1A, Class D, 8.20%, 5/20/36, Callable 4/20/26 @ 100(a) .............. 730 743
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 1,939 1,953
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 2,638 2,683
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 4,107 4,167
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 5,650 5,749
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 2,000 2,016
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 650 657
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 950 958
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 831
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 7/15/27 @ 100(a) ............. 1,690 1,750
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 2,775 2,846
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 2,000 2,075
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 2,250 2,341
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 4,500 4,724
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 5/10/25 @
100(a) ........................................................... 2,231 2,199
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... 4,217 4,131
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 1,297 1,276
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 2,000 1,995
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 739 737
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 2,299 2,293
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 1,833 1,831
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100(a) ............... 1,412 1,419
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 1/15/29 @ 100(a) .............. 1,000 999

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A, Class C, 5.20%, 9/16/30, Callable 1/15/29 @ 100(a) ............... $ 1,000 $ 1,002
Series 2024-A, Class D, 5.78%, 9/15/32, Callable 1/15/29 @ 100(a) ............... 1,000 986
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 6/15/27 @ 100(a) .............. 2,000 2,006
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 2/15/28 @ 100(a) .............. 4,000 4,095
Series 2024-2A, Class B, 4.56%, 2/15/29, Callable 5/15/28 @ 100(a) .............. 800 797
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 5/15/29 @ 100(a) .............. 529 531
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 54 54
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 68 68
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 2,072 2,091
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 149 150
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 11/15/26 @ 100 (a) ............. 405 406
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 507 509
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 11/15/26 @ 100(a) ............ 150 151
Series 2023-A, Class B, 6.49%, 6/15/33, Callable 6/15/27 @ 100(a) ............... 379 380
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 6/15/27 @ 100(a) ............... 377 378
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 6/15/27 @ 100(a) ............... 883 886
Series 2023-B, Class C, 5.93%, 12/15/33 , Callable 9/15/27 @ 100(a) .............. 633 637
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 9/15/27 @ 100(a) .............. 2,876 2,904
Series 2024-A, Class D, 6.11%, 6/15/32, Callable 1/15/28 @ 100(a) ............... 1,844 1,853
Series 2024-A, Class E, 7 .76%, 6/15/32, Callable 1/15/28 @ 100(a) ............... 1,844 1,850
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 1,500 1,500
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 1,896 1,890
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 12/15/28 @ 100(a) .............. 694 688
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 10/15/27 @ 100(a) ............ 2,700 2,752
Series 2023-1A, Class B, 6.08%, 11/15/29 , Callable 10/15/27 @ 100(a) ............ 2,000 2,054
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 10/15/27 @ 100(a) ............. 5,635 5,859
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 10/15/27 @ 100(a) ............ 2,730 2,832
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 12/15/27 @ 100(a) ............. 1,990 2,017
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 12/15/27 @ 100(a) ............ 2,000 2,033
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31 , Callable 5/25/28 @ 100(a) ............... 1,171 1,178
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 5/25/28 @ 100(a) ............... 949 955
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 5/25/28 @ 100(a) ............... 1,417 1,431
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,709 2,780
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 9/20/27 @ 100(a) .............. 1,260 1,283
Series 2024-1A, Class C, 5 .51%, 1/20/32, Callable 9/20/27 @ 100(a) .............. 1,500 1,526
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 12/20/27 @ 100(a) ............. 1,857 1,899
Series 2024-3A, Class A4, 4.60%, 11/20/31, Callable 2/20/28 @ 100(a) ............ 1,000 1,008
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 2/20/28 @ 100(a) ............. 1,000 1,003
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 4,950 4,966
Series 2023-B, Class B, 6.57%, 8/20/27 , Callable 11/20/25 @ 100(a) .............. 2,025 2,040
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 6/20/26 @ 100(a) ............. 1,000 1,010
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 6/20/26 @ 100(a) ............... 1,000 1,008
Series 2024-B, Class B, 5.11%, 8/21/28, Callable 11/20/26 @ 100(a) .............. 2,083 2,091
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 6/20/27 @ 100(a) .............. 1,500 1,528
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 6/20/27 @ 100(a) ............... 1,950 2,003
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 3,000 3,002
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 4,736 4,792
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 12/10/26 @ 100(a) .............. 1,234 1,234
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 3/10/27 @ 100(a) ............... 2,500 2,507
Series 2025-1, Class C , 5.15%, 6/10/30, Callable 8/10/28 @ 100(a) ............... 4,000 3,996
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 7/15/27 @ 100(a) ............. 2,021 2,026
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 7/15/27 @ 100(a) ............ 2,000 2,022
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 3,133 3,196

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. $ 2,500 $ 2,574
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500 502
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 11/15/27 @ 100(a) .............. 3,000 3,073
Series 2024-A, Class A3, 5.62%, 12/15/28, Callable 3/15/28 @ 100(a) ............. 1,250 1,257
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 3/15/28 @ 100(a) ............... 750 760
Series 2024-A, Class C, 6.44%, 7/15/30, Callable 3/15/28 @ 100(a) ............... 1,000 1,026
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 746 739
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 911 910
Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 7/15/26 @ 100(a) ............. 2,000 2,014
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 12/15/26 @ 100(a) ............. 1,000 1,001
Series 2023-4A, Class D, 7.19%, 7/16/29, Callable 4/15/27 @ 100(a) .............. 3,000 3,095
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 1,200 1,209
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 1/15/28 @ 100(a) ............. 1,000 998
Series 2024-3A, Class C, 4.92%, 11/15/29, Callable 1/15/28 @ 100(a) ............. 1,000 1,004
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 9/15/28 @ 100(a) .............. 625 631
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 9/15/28 @ 100(a) ............. 1,000 1,004
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 631 635
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,361
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,387
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,862
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,796
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 2,625 2,666
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 833 832
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 2,000 1,999
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 2,056 2,066
World Omni Select Auto Trust ..............................................
Series 2021-A, Class D, 1.44%, 11/15/27, Callable 10/15/25 @ 100 ............... 4,250 4,178
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 11/15/26 @ 100 ................ 2,750 2,786
494,544
ABS Card (1.1%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 2,000 2,079
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 1,890 1,903
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5 .25%, 10/15/28(a) ............................. 789 795
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 903 908
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,774 1,791
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 1,111 1,117
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,802
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,200 2,206
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 821 823
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 953 956
Series 2023-3A, Class C, 7.08%, 10/21/30(a) ............................... 1,500 1,554
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 919 923
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 1,680 1,688
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 800 812
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 1,009
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,533
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,033 3,046
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 1,000 1,003
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,120 1,124
30,072
ABS Other (12.8%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 1/15/27 @ 100(a) .............. 134 135
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 1/15/27 @ 100(a) ............... 1,667 1,688
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 5/15/25
@ 100(a) ......................................................... 5,500 5,260

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)(b) ............................ $ 2,000 $ 1,850
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)(b) ............................ 2,000 1,843
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,200 1,102
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 83 82
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 4,162 4,128
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a) ............. 389 389
Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100(a) ............. 2,000 2,019
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 767
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,966 2,026
Series 2023-1A, Class D, 7 .48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 500 523
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 1,912 1,944
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 2,722 2,771
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,014
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,015
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 5/15/25 @ 100(a) .............. 225 225
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 5/15/25 @ 100(a) .............. 2,000 1,967
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 3,000 3,066
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,239 1,277
Series 2023-1A, Class C, 6.50%, 11/15/30 , Callable 2/15/28 @ 100(a) ............. 1,200 1,250
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,000 1,052
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 2,000 2,050
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 614 633
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750 779
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 3,000 3,150
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28(a) .......... 2,000 2,002
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 11/15/26 @
100(a) ........................................................... 718 722
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. 851 852
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 503 501
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 674 670
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 1,844 1,776
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable
11/20/28 @ 100(a) .................................................. 2,631 2,661
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 5/15/25 @ 100(a) ..... 1,850 1,765
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 2,819 2,840
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 1,487 1,485
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 2,010 2,044
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 3,556 3,615
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 5/14/27 @ 100(a) ............... 3,250 3,357
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 5/14/27 @ 100(a) ............... 1,300 1,353
Series 2024-1, Class C, 5.22%, 3/15/32, Callable 4/14/28 @ 100(a) ............... 2,000 2,011
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 1,087 1,078
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 5/15/25 @
100(a) ........................................................... 2,827 2,693
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 1,170 1,166
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 585 580
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49 , Callable 11/22/27 @
100(a) ........................................................... 4,500 4,524
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 11/15/26 @ 100 .. 401 397
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(a) ........... 403 404

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 12/15/25
@ 100(a) ......................................................... $ 181 $ 181
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 1,202 1,214
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 1,680 1,697
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 2,518 2,571
Series 2024-A, Class C, 6.52%, 8/20/30 , Callable 3/20/28 @ 100(a) ............... 1,500 1,541
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 2,790 2,698
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 2,694 2,749
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 9/22/25 @ 100(a) ............... 1,818 1,828
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,100 1,106
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 2,283 2,303
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,235 1,253
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,350 1,366
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,464 1,484
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 5/22/27 @ 100(a) ............... 1,000 1,002
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 1,118 1,119
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 12/22/27 @ 100(a) .............. 629 633
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 1/15/26 @ 100(a) ............... 4,284 4,242
Series 2023-1, Class A2, 5.99%, 3/15/32 , Callable 2/15/27 @ 100(a) .............. 415 417
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 2/15/27 @ 100(a) ............... 5,430 5,537
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 2/15/27 @ 100(a) ............... 600 622
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 10/15/27 @ 100(a) .............. 3,000 3,062
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 10/15/27 @ 100(a) .............. 1,666 1,786
Series 2025-1, Class B, 4.98%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000 990
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000 994
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 4/15/29 @ 100(a) ............... 2,000 1,914
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,333 3,150
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,824
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 3,273 3,052
Diamond Resorts Owner Trust .............................................
Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 9/20/25 @ 100(a) ............. 544 536
Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 9/20/25 @ 100(a) ............. 314 309
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 8/20/27 @ 100(a) ............. 2,000 2,024
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 5/20/29 @ 100(a) ............. 2,087 2,117
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 2/20/29 @ 100(a) ............. 1,000 1,019
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ............. 1,290 1,329
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ............. 1,838 1,844
Series 2023-1A, Class A4, 5.35%, 3/20/31 , Callable 3/20/27 @ 100(a) ............. 1,143 1,158
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 6/20/28 @ 100(a) ............. 1,406 1,429
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)(b) ............................ 3,000 2,889
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)(b) ............................ 3,000 2,880
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............................ 2,308 2,209
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 964
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,750 1,688
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,765
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 1,597 1,613
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 1,867 1,921
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 1,100 1,153
Series 2024-1, Class C, 11.16%, 6/20/54 , Callable 5/20/28 @ 100(a) .............. 2,475 2,733
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)(b) ......................... 1,500 1,439
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/25 @ 100(a) .............. 654 679

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/25 @ 100(a) .............. $ 1,200 $ 1,255
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/25 @ 100(a) .............. 800 801
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B , 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,500 1,520
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,500
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 657
Series 2024-2, Class B, 5.23%, 5/15/31, Callable 10/15/28 @ 100(a) .............. 1,000 1,015
Series 2025-1, Class A3, 4.49%, 4/16/29(a) ................................ 2,000 2,010
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 2,000 1,995
HPEFS Equipment Trust ..................................................
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100(a) ............. 1,200 1,197
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 735 736
Series 2023-2A, Class D, 6.97%, 7/21/31 , Callable 12/20/26 @ 100(a) ............. 1,500 1,527
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 3,838 3,882
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 12/20/27 @ 100(a) ............. 2,343 2,374
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 2/15/28 @ 100 . 1,100 1,128
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 648 643
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 4/15/27 @ 100(a) ............. 1,500 1,524
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,300 1,330
Series 2025-1A, Class A2, 4.61%, 12/15/27(a) .............................. 5,000 5,005
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 6/15/27 @ 100(a) ............. 2,596 2,635
Series 2024-1A, Class A3, 4.76%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 1,000 995
MMAF Equipment Finance LLC ............................................
Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 8/14/25 @ 100(a) ............. 5,000 4,942
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,940
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 1,113 1,104
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,250 2,291
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,541
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 5/13/30 @ 100(a) .............. 1,100 1,126
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41 , Callable 1/20/27 @ 100(a) ............ 445 423
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 1/20/27 @ 100(a) ............ 465 443
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 5/20/25 @ 100(a) ............. 4,516 4,215
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 5/20/25 @ 100(a) ............. 1,466 1,332
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 7/15/26 @ 100(a) .............. 176 176
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 7/15/26 @ 100(a) ............... 1,000 1,006
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 2,500 2,549
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 2/15/28 @ 100(a) ............. 2,433 2,441
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 3,535 3,523
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 3,309 3,279
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 5,232 5,056
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47(a) ...................... 916 889
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 2,110 2,046
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a) ............... 933 931
Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 7/15/26 @ 100(a) .............. 255 255
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 7/15/26 @ 100(a) ............... 2,375 2,382
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 2/20/28 @ 100(a) ............ 2,500 2,536
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 2/20/28 @ 100(a) ............. 2,500 2,522
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,429 1,424
Series 2024-2A, Class B, 4.83%, 10/20/31, Callable 6/20/27 @ 100(a) ............. 2,239 2,235
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 11/20/28 @ 100(a) ............ 1,675 1,667
Series 2025-1A, Class B, 5.20%, 7/20/32 , Callable 11/20/28 @ 100(a) ............. 1,529 1,522
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 11/20/28 @ 100(a) ............. 1,800 1,798
Post Road Equipment Finance, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 2/15/26 @
100(a) ........................................................... 1,000 1,000
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,254 1,270

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. $ 1,994 $ 2,027
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,250 1,284
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 546 551
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 2,195 2,212
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 1,680 1,686
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 8/15/28 @ 100(a) .............. 2,353 2,387
Progress Residential Trust .................................................
Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)(b) ............................ 4,500 4,397
Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(b) ............................ 2,400 2,330
Series 2021-SFR5, Class C, 1.81%, 7/17/38(a)(b) ............................ 1,500 1,451
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 2,813 2,730
SCF Equipment Leasing LLC ..............................................
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 9/20/28 @ 100(a) .............. 350 351
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 9/20/28 @ 100(a) .............. 785 799
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 9/20/28 @ 100(a) ............. 1,319 1,352
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 9/20/27 @ 100(a) .............. 857 880
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 9/20/27 @ 100(a) .............. 4,863 5,057
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400 409
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250 1,268
Series 2025-1A, Class C, 5.37%, 9/20/34 , Callable 9/20/31 @ 100(a) .............. 1,500 1,524
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a) ................. 3,000 2,916
Tricon Residential Trust ..................................................
Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)(b) ............................ 1,000 988
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(b) ........ 869 847
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 5/17/25 @
100(a) ........................................................... 542 529
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 4,861 4,950
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 1,077 1,097
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 5/15/25
@ 100(a) ......................................................... 6,500 6,408
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,000 951
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 909 915
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 172
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 7/12/27 @ 100(a) ............. 1,253 1,271
Series 2023-1A, Class B, 6.05%, 1/13/31 , Callable 7/12/27 @ 100(a) .............. 2,000 2,046
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 7/12/27 @ 100(a) .............. 749 771
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 1,523 1,542
Series 2024-1A, Class B , 5.72%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 525 531
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 437 447
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 388 393
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 2,000 2,042
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 833 853
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 2,466 2,496
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,875 1,904
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 6/15/28 @ 100(a) ............ 667 665
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 6/15/28 @ 100(a) ............. 2,500 2,495
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 11/15/28 @ 100(a) ........... 4,000 4,014
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 2,189 2,193
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 1,751 1,745
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 1,000 991
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 4,000 3,998
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 2,000 1,990
350,982

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust, Series 2005-3, Class B, 4.90% (SOFR90A+54bps), 9/22/37,
Callable 6/22/25 @ 100(d) ............................................ $ 1,048 $ 1,014
Total Asset-Backed Securities (Cost $869,312)
a
a
a
876,612
Collateralized Loan Obligations (0.2%)
Cash Flow CLO (0.2%):
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/25 @
100(a) ........................................................... 1,000 982
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A1, 5.31% (TSFR3M+105bps), 10/15/32, Callable 10/15/25 @
100(a)(d) ......................................................... 855 852
Series 2024-3A, Class A2, 5.95% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(d) ............................................................. 1,000 998
Race Point X CLO Ltd., Series 2016-10A, Class A1R, 5 .64% (TSFR3M+136bps), 7/25/31,
Callable 7/25/25 @ 100(a)(d) .......................................... 861 861
3,693
Total Collateralized Loan Obligations (Cost $3,710)
a
a
a
3,693
Collateralized Mortgage Obligations (3.7%)
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,358 2,407
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 3,618 3,581
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 5,471 5,521
Federal National Mortgage Association .......................................
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 148 144
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,383 1,399
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,745 1,761
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,465 1,475
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,749 1,750
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 2,446 2,415
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 2,823 2,818
23,271
Commercial MBS (2.8%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(e) ............... 2,000 1,912
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.08% (TSFR1M+375bps), 10/15/37(a)(b)
(d) ............................................................. 2,000 2,003
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 5.52% (TSFR1M+120bps),
3/15/42(a)(b)(d) .................................................... 2,000 1,961
BPR Trust ............................................................
Series 2021-TY, Class A, 5.49% (TSFR1M+116bps), 9/15/38(a)(b)(d) ............. 3,731 3,706
Series 2021-TY, Class B, 5.59% (TSFR1M+126bps), 9/15/38(a)(b)(d) ............. 750 743
Series 2021-TY, Class C, 6.14% (TSFR1M+181bps), 9/15/38(a)(b)(d) ............. 2,712 2,688
Series 2021-TY, Class D, 6.79% (TSFR1M+246bps), 9/15/38(a)(b)(d) ............. 1,313 1,301
Series 2022-OANA, Class B, 6.77% (TSFR1M+245bps), 4/15/37(a)(b)(d) .......... 3,000 2,990
Series 2022-STAR, Class A, 7.55% (TSFR1M+323bps), 8/15/39(a)(b)(d) ........... 4,000 3,974
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.39% (TSFR1M+106bps),
9/15/36(a)(b)(d) .................................................... 2,500 2,468
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 2,750 2,723
Series 2025-ROIC, Class A, 5.47% (TSFR1M+114bps), 3/15/30(a)(b)(d) ........... 2,336 2,289
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class XA, 1.29%, 10/15/45(b)(e) .......................... 10,719 73
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(e) ........... 6,550 6,474
Series 2015-PC1, Class B, 4.39%, 7/10/50, Callable 6/10/25 @ 100(e) ............. 3,366 3,291
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.06% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 2,000 1,989
GS Mortgage Securities Corp. Trust ..........................................

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) ........................... $ 11,481 $ 9,891
Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b)(e) .......................... 2,400 2,385
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84% , 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 3,000 2,920
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(e) .......................... 1,326 1,362
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(e) ........................................................... 1,926 1,931
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(e) ...... 1,500 1,402
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 5.74% (TSFR1M+141bps),
12/15/36(a)(b)(d) ................................................... 3,846 2,460
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,383
SHR Trust, Series 2024-LXRY, Class A, 6.27% (TSFR1M+195bps), 10/15/41(a)(b)(d) ..... 2,105 2,098
SREIT Trust, Series 2021-MFP2, Class C, 5.81% (TSFR1M+149bps), 11/15/36(a)(b)(d) .... 2,000 1,983
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.76% (TSFR1M+144bps),
3/15/42(a)(b)(d) .................................................... 3,000 2,946
TTAN ...............................................................
Series 2021-MHC, Class B, 5.54% (TSFR1M+121bps), 3/15/38(a)(b)(d) ........... 1,714 1,707
Series 2021-MHC, Class C, 5.79% (TSFR1M+146bps), 3/15/38(a)(b)(d) ........... 2,307 2,296
Series 2021-MHC, Class D, 6.19% (TSFR1M+186bps), 3/15/38(a)(b)(d) ........... 923 918
77,267
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/27 @ 100(a)
(e) ............................................................. 499 447
Total Collateralized Mortgage Obligations (Cost $104,195)
a
a
a
100,985
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 10.91% (TSFR3M+663bps), 10/30/40(d) ..................... 200,000 5,960
Total Preferred Stocks (Cost $5,470)
a
a
a
5,960
Principal Amount
(000)
Senior Secured Loans (0.2%)
Industrials (0.0%):(c)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.02%
(SOFR03M+375bps), 10/20/27(d) ....................................... 460 463
Materials (0.2%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien, 3/13/26(f)(g) ......... 4,500 4,500
Total Senior Secured Loans (Cost $4,966)
a
a
a
4,963
Corporate Bonds (37.3%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 2,000 2,068
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 1,750 1,699
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 5/16/25 @ 100.79 ....................... 2,641 2,643
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 3,000 2,919
9,329
Consumer Discretionary (2.1%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(h) ................... 2,500 2,479
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 4,115
2.39%, 10/1/26 .................................................... 4,275 4,157
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 2,000 2,026
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,014
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 2,000 2,023
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 685

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... $ 2,000 $ 2,021
5.05%, 4/4/28 ..................................................... 3,000 3,009
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 2,000 2,012
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 2,000 2,010
Las Vegas Sands Corp., 2.90%, 6/25/25, Callable 6/5/25 @ 100 ...................... 2,000 1,991
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 1,000 1,022
Mattel, Inc., 3.38%, 4/1/26, Callable 5/16/25 @ 100(a) ............................ 1,800 1,768
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 4,057
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 3,122
5.30%, 9/13/27(a) .................................................. 1,500 1,470
PVH Corp., 4.63%, 7/10/25 , Callable 6/10/25 @ 100 ............................. 5,443 5,444
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 1,250 1,259
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 2,000 2,007
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,875 1,898
Volkswagen Group of America Finance LLC
4.95%, 3/25/27(a) .................................................. 2,500 2,505
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 2,000 2,074
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 2,000 2,009
57,177
Consumer Staples (1.5%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 4,000 4,178
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 2,000 2,054
Coty, Inc., 5.00%, 4/15/26, Callable 6/5/25 @ 100(a) ............................. 5,500 5,468
Dollar Tree, Inc., 4.00%, 5/15/25 ............................................ 7,000 6,996
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 3,000 3,055
Mars, Inc., 4.45%, 3/1/27(a) ............................................... 3,000 3,019
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 5,089
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,091
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,643
Sysco Corp., 5.10%, 9/23/30, Callable 8/23/30 @ 100 ............................. 3,000 3,055
The Campbell's Co., 5.20%, 3/19/27 ......................................... 2,000 2,030
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 2,099
42,777
Energy (3.3%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 6/5/25 @ 102.54(a) .................. 4,500 4,595
APA Corp., 7.75%, 12/15/29(a) ............................................. 2,250 2,393
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 2,000 2,005
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ........ 2,000 2,063
Devon Energy Corp., 5.25%, 10/15/27, Callable 5/16/25 @ 100.88 ................... 13,330 13,353
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(i) ...................... 3,667 3,649
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(d)(i) ....................... 985 984
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(d)(i) ....................... 2,300 2,273
EQT Corp., 7.50%, 6/1/27, Callable 5/16/25 @ 103.75(a) .......................... 7,785 7,913
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 4,931 4,856
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 .................... 1,750 1,444
HF Sinclair Corp., 6.38%, 4/15/27, Callable 5/16/25 @ 101.59(h) .................... 5,789 5,837
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 6/5/25 @ 103(a) ....... 2,333 2,132
Marathon Petroleum Corp.
4.70%, 5/1/25 ..................................................... 4,262 4,262
5.15%, 3/1/30, Callable 2/1/30 @ 100 .................................... 2,000 2,017
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100 ......................... 850 850
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 2,000 1,988
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 6/5/25 @ 100(a) ..... 8,699 8,561
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable
6/5/25 @ 101.63 ................................................... 7,772 7,803
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 3,000 3,032

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Viper Energy, Inc.
5.38%, 11/1/27, Callable 5/21/25 @ 100.9(a) ............................... $ 6,850 $ 6,821
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,575 1,637
90,468
Financials (18.2%):
AerCap Global Aviation Trust, 6.50% (TSFR3M+456bps), 6/15/45, Callable 6/16/25 @ 100(a)
(d) ............................................................. 4,494 4,497
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 5,250 5,256
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) .................... 4,611 4,791
American Express Co., 3.55% (H15T5Y+285bps) , Callable 9/15/26 @ 100(d)(i) .......... 10,000 9,603
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 2,000 1,999
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,705 1,744
American National Group, Inc., 5.75%, 10/1/29 , Callable 9/1/29 @ 100 ................ 3,000 3,049
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 1,550 1,305
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 2,500 2,492
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,980
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 5/21/25 @ 100.73(a) .................. 5,381 5,339
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 7,078
Athene Global Funding, 4.95% , 1/7/27(a) ...................................... 3,000 3,017
Bank of America Corp., 6.30% (TSFR3M+481bps), Callable 3/10/26 @ 100(d)(i) ......... 2,000 2,006
Blackstone Private Credit Fund
7.05%, 9/29/25 .................................................... 2,500 2,516
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,652
Blue Owl Credit Income Corp., 7.75%, 9/16/27, Callable 8/16/27 @ 100 ............... 2,677 2,777
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 2,000 2,006
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 2,000 2,038
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 1,000 1,042
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 968
Citigroup, Inc., 5.95% (TSFR3M+417bps), Callable 5/15/25 @ 100(d)(i) ............... 7,000 6,997
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ............ 1,000 998
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(d)(i) .... 11,093 10,998
CNO Financial Group, Inc., 5.25%, 5/30/25, Callable 5/21/25 @ 100 .................. 1,963 1,963
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 2,000 2,058
4.88%, 12/10/27(a) .................................................. 2,000 2,018
4.95%, 9/9/29(a) ................................................... 1,953 1,950
Comerica, Inc., 5 .63% (H15T5Y+529bps), Callable 7/1/25 @ 100(d)(i) ................ 8,500 8,432
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 6,090 6,014
Diageo Investment Corp., 5.13%, 8/15/30, Callable 7/15/30 @ 100 ................... 1,091 1,119
Discover Financial Services, 6.13% (H15T5Y+578bps), Callable 6/23/25 @ 100(d)(i) ...... 9,800 9,787
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 5,150 5,274
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(d) ........ 8,903 8,836
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 687 674
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 2,000 2,000
5.88%, 6/10/27(a) .................................................. 2,000 2,050
Fifth Third Bancorp, 4.50% (H15T5Y+ 422bps), Callable 9/30/25 @ 100(d)(i) ........... 11,761 11,625
First Citizens Bancshares, Inc., 6.76% (TSFR3M+247bps), 3/15/30, Callable 6/15/25 @ 100(d) 11,871 11,859
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,907
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 900 902
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(d) ........... 3,000 3,014
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 2,000 1,998
Flagstar Financial, Inc., 7.30% (TSFR3M+304bps), 11/6/28, Callable 8/6/25 @ 100(d) ..... 2,242 2,077
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,963
6.95%, 3/6/26, Callable 2/6/26 @ 100 .................................... 1,600 1,616
5.13%, 11/5/26 ..................................................... 2,000 1,980
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 1,000 978
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 2,000 1,779
FS KKR Capital Corp., 3.40%, 1/15/26, Callable 12/15/25 @ 100 .................... 4,000 3,945
Fulton Financial Corp., 6.60% (TSFR3M+230bps), 3/15/30, Callable 6/15/25 @ 100(d) .... 9,318 9,139

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GA Global Funding Trust
1.63%, 1/15/26(a) .................................................. $ 2,500 $ 2,446
4.40%, 9/23/27(a) .................................................. 500 498
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 5,000 4,852
5.34%, 4/4/27(a) ................................................... 3,000 3,042
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a)(h) ........ 1,500 1,463
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 6/15/27 , Callable 3/15/27 @ 100(a) ... 3,800 3,910
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,961
Hilltop Holdings, Inc., 5.75% (TSFR3M+568bps), 5/15/30, Callable 5/16/25 @ 100(d) ..... 5,000 4,947
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 4,000 4,293
HSB Group, Inc., 5.43% (TSFR3M+117bps), 7/15/27, Callable 6/5/25 @ 100(d) .......... 2,750 2,674
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(h)(i) .. 750 714
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 2,000 1,976
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 1,000 1,019
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 5,000 5,045
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,757
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 6,701 5,974
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 700 714
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 3,500 3,385
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 3,000 2,999
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(d)(i) ............. 13,954 13,903
Mercedes-Benz Finance North America LLC, 4 .65%, 4/1/27(a) ...................... 1,250 1,253
MetLife, Inc., 3.85% (H15T5Y+358bps), Callable 9/15/25 @ 100(d)(i) ................ 9,373 9,281
MGIC Investment Corp., 5.25%, 8/15/28, Callable 5/21/25 @ 101.31 .................. 2,000 1,995
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 1,000 1,055
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... 3,500 3,532
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 6/5/25 @
100.83(h) ........................................................ 1,651 1,470
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28(h) .......................... 3,000 3,047
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 3,500 3,582
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 4,000 4,048
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100 .............. 3,000 2,967
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 3,000 3,034
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 2,000 2,036
PRA Group, Inc., 8.38%, 2/1/28, Callable 6/5/25 @ 104.19(a) ....................... 2,398 2,422
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 2,500 2,513
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 3,245 3,353
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(i) ........ 12,286 12,234
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26, Callable 6/5/25 @
100.72(a) ......................................................... 5,940 5,734
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a) ....................... 3,000 3,047
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 6,721 5,966
Signature Bank, 7.41% (US0003M+256bps), 11/1/29, Callable 6/5/25 @ 100(d)(j)(k) ...... 2,000 1,152
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,584
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 5,000 4,476
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 3,000 2,996
Synchrony Financial
4.88%, 6/13/25, Callable 5/16/25 @ 100 .................................. 2,700 2,698
3.95%, 12/1/27, Callable 9/1/27 @ 100(h) ................................. 2,816 2,739
5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ................. 1,000 1,013
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 4,013
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 6,188 6,163
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d) . 6,000 5,725
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 4,030 4,012
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(i) ....................... 12,825 12,741
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100, MTN (d)(h) ............. 2,000 2,042
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(d)(i) ....... 17,786 17,749
The Goldman Sachs Group, Inc., 4.94% (SOFR+132bps), 4/23/28, Callable 4/23/27 @ 100(d) 1,000 1,009

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100 ............ $ 5,000 $ 4,977
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 8/6/25 @ 100(d) 13,590 13,585
The PNC Financial Services Group, Inc., 3.40% (H15T5Y+260bps), Callable 9/15/26 @
100(d)(i) ......................................................... 7,750 7,269
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,008
5.25%, 9/11/28, MTN ................................................ 2,000 2,062
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d) (i) ........... 9,750 9,695
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(d)(i) ...................... 5,200 5,051
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 4,189
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 4,500 4,654
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 3,000 3,156
Webster Financial Corp., 6.82% (TSFR3M+253bps), 12/30/29, Callable 6/30/25 @ 100(d) .. 8,750 8,657
Wells Fargo & Co.
3.90% (H15T5Y+345bps ), Callable 3/15/26 @ 100(d)(i) ....................... 9,400 9,227
5.88%, Callable 9/15/25 @ 100(i) ....................................... 667 666
499,554
Health Care (1.5%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25(a) ......................... 8,620 8,620
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 4,231 3,777
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 2,000 2,049
HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 ................................ 1,500 1,517
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25(a) ................................................... 5,450 5,429
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 3,000 3,056
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 2,504 2,223
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 3,448 3,496
PeaceHealth Obligated Group, 1.38%, 11/15/25, Callable 8/15/25 @ 100 ............... 5,617 5,500
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100 .................................. 2,000 2,031
5.40%, 3/1/29 , Callable 2/1/29 @ 100 .................................... 3,000 3,061
40,759
Industrials (2.8%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 3,000 3,027
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 1,291 1,216
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 2,000 2,042
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 2,000 2,026
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 3,655 3,424
Delta Air Lines, Inc., 7.00%, 5/1/25(a) ........................................ 8,600 8,600
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 1,983
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,367
JB Hunt Transport Services, Inc., 4 .90%, 3/15/30, Callable 2/15/30 @ 100 .............. 2,000 2,017
Lennox International, Inc., 1.35%, 8/1/25, Callable 7/1/25 @ 100 ..................... 4,580 4,536
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,905 1,951
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 6/5/25 @ 101.63(a) ........................................... 5,558 5,575
Molex Electronic Technologies LLC, 4.75%, 4/30/28, Callable 3/30/28 @ 100(a) ......... 2,000 2,016
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 3,000 3,014
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 5,000 5,032
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 3,000 3,068
RXO, Inc., 7.50%, 11/15/27, Callable 6/5/25 @ 103.75(a) .......................... 1,100 1,127
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 3,000 3,065
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 3,000 3,074
Stanley Black & Decker, Inc., 6.27% , 3/6/26, Callable 5/16/25 @ 100 ................. 2,000 2,002
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 8,161 8,161
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 1,976 1,958
5.88%, 10/15/27 .................................................... 1,121 1,135
United Airlines, Inc., 4.38%, 4/15/26, Callable 10/15/25 @ 100(a) .................... 2,750 2,710

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ $ 2,289 $ 2,312
78,438
Information Technology (1.0%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 4,000 4,066
Dell International LLC/EMC Corp., 4.75%, 4/1/28, Callable 3/1/28 @ 100 .............. 2,500 2,520
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 2,500 2,499
Keysight Technologies, Inc., 5.35% , 7/30/30, Callable 6/30/30 @ 100 ................. 3,000 3,080
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,000 2,004
RELX Capital, Inc., 4.75%, 3/27/30, Callable 2/27/30 @ 100 ........................ 3,000 3,035
Skyworks Solutions, Inc., 1.80%, 6/1/26 , Callable 5/1/26 @ 100 ..................... 5,000 4,837
Synopsys, Inc.
4.55%, 4/1/27 ..................................................... 3,000 3,017
4.65%, 4/1/28, Callable 3/1/28 @ 100 .................................... 2,000 2,023
27,081
Materials (1.5%):
Amcor Flexibles North America, Inc., 4.80%, 3/17/28(a) ........................... 2,000 2,014
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 5,008
Berry Global, Inc.
1.57%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,181 4,077
4.88%, 7/15/26, Callable 6/5/25 @ 100(a) ................................. 3,226 3,219
Celanese US Holdings LLC, 6.42%, 7/15/27, Callable 6/15/27 @ 100 ................. 1,273 1,283
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 3,000 3,020
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 6/5/25 @ 101.46 ................... 8,000 7,912
International Flavors & Fragrances, Inc., 1.23%, 10/1/25, Callable 9/1/25 @ 100(a) ........ 6,350 6,231
Nucor Corp., 3.95%, 5/23/25 ............................................... 2,000 1,997
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 1,143 1,141
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 6/5/25 @ 100 ....................... 1,000 1,001
Syensqo Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ............... 2,000 2,054
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 2,000 2,010
40,967
Real Estate (2.8%):
Boston Properties LP, 3.65%, 2/1/26, Callable 11/3/25 @ 100 ....................... 1,001 990
CBRE Services, Inc.
4.88%, 3/1/26 ..................................................... 4,100 4,107
4.80%, 6/15/30, Callable 5/15/30 @ 100 .................................. 2,000 1,990
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 4,033 3,982
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 1,700 1,691
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,493
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 1,149 1,064
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 3,000 3,125
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 4,000 4,086
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100(h) ............... 896 877
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 950 925
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,534 1,465
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 4,150 4,422
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 4,574 4,558
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,665
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 3,894 3,851
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 2,000 2,125
Mid-America Apartments LP, 5.30%, 2/15/32 , Callable 12/15/31 @ 100 ................ 2,000 2,048
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN .......................... 2,950 3,090
NNN REIT, Inc.
4.00%, 11/15/25, Callable 8/15/25 @ 100 .................................. 6,000 5,972
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,801
Realty Income Corp., 5.05%, 1/13/26, Callable 5/16/25 @ 100 ...................... 2,000 1,999
SBA Tower Trust
1.88%, 1/15/26, Callable 6/5/25 @ 100(a) ................................. 3,500 3,426
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 862
4 .83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 1,974

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... $ 3,000 $ 3,135
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,549
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 4,620 4,532
3.20%, 1/15/30, Callable 10/15/29 @ 100, MTN ............................. 1,178 1,105
75,909
Utilities (2.3%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,050
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 2,000 2,028
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 3,000 3,115
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 2,000 2,058
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 2,843 2,666
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(d)(i) ......... 4,000 3,888
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 3,000 3,031
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 2,000 2,020
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 2,500 2,518
Exelon Corp., 5.13%, 3/15/31, Callable 2/15/31 @ 100 ............................ 2,500 2,541
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 3,079
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,823
National Fuel Gas Co., 5.50%, 10/1/26 ....................................... 2,750 2,780
NiSource, Inc., 5.20%, 7/1/29 , Callable 6/1/29 @ 100 ............................. 2,000 2,045
NSTAR Electric Co., 4.85%, 3/1/30, Callable 2/1/30 @ 100 ........................ 2,000 2,027
Oncor Electric Delivery Co. LLC, 4.50%, 3/20/27(a) ............................. 2,500 2,515
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 2,500 2,565
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 3,000 3,077
The AES Corp., 1.38%, 1/15/26, Callable 12/15/25 @ 100 .......................... 2,800 2,730
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51 , Callable 10/15/25 @ 100(d) ........ 9,093 8,972
Vistra Operations Co. LLC, 5.13%, 5/13/25(a) .................................. 2,000 1,999
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 3,000 3,076
63,603
Total Corporate Bonds (Cost $1,017,827)
a
a
a
1,026,062
Yankee Dollars (7.8%)
Communication Services (0.1%):
Videotron Ltd., 5.13%, 4/15/27, Callable 6/5/25 @ 100(a) .......................... 2,750 2,746
Consumer Discretionary (0.6%):
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 4,617 4,709
International Game Technology PLC
4.13%, 4/15/26, Callable 6/5/25 @ 100(a) ................................. 1,750 1,727
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 5,250 5,288
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 2,087 2,097
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a) .............. 2,600 2,603
16,424
Consumer Staples (0.5%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 3,000 3,062
BAT International Finance PLC
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 4,001
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,092
Japan Tobacco, Inc., 4.85%, 5/15/28, Callable 4/15/28 @ 100(a) ..................... 2,000 2,027
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 5.50%, 1/15/30,
Callable 5/16/25 @ 102.75 ............................................ 1,669 1,696
12,878
Energy (1.0%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100(a) .......... 3,000 2,992
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 2,000 2,048
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100 (d) .................. 4,400 4,235
Harbour Energy PLC, 5.50%, 10/15/26, Callable 6/5/25 @ 101.38(a) .................. 5,396 5,356

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TechnipFMC PLC, 6.50%, 2/1/26, Callable 6/5/25 @ 100(a) ........................ $ 4,140 $ 4,135
TransCanada PipeLines Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100 ................ 1,145 1,144
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 500 518
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 3,020
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 3,333 3,508
26,956
Financials (3.2%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 2,000 2,040
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300 bps), 10/1/28(a)(d) .................................. 7,630 8,013
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037 1,052
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(d) .................. 2,000 2,022
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(d) .................... 2,000 2,002
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(d) ..................... 2,000 2,013
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 1,850 1,840
5.50%, 9/10/29 .................................................... 5,599 5,474
BP Capital Markets PLC, 4.38% ( H15T5Y+404bps), Callable 6/22/25 @ 100(d)(i) ........ 4,969 4,943
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(d) ..................... 3,000 3,003
4.86% (SOFR+103bps), 3/30/29, Callable 3/30/28 @ 100(d) .................... 2,500 2,522
7.26%, 4/10/32(a) .................................................. 671 696
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 6,319 6,481
HSBC Holdings PLC, 4.90% (SOFR+103bps), 3/3/29, Callable 3/3/28 @ 100(d) ......... 2,500 2,511
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... 1,000 995
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(d) .................... 2,000 2,032
Mizuho Financial Group, Inc., 4.35%, 10/20/25(a) ............................... 1,000 997
National Bank of Canada, 4.70% (SOFR+56bps), 3/5/27, Callable 3/5/26 @ 100(d) ........ 2,500 2,503
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,979
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(d) ..... 1,500 1,521
Phoenix Group Holdings PLC, 4.75% (H15T5Y+ 428bps), 9/4/31, Callable 6/4/26 @ 100(d) . 4,285 4,215
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(i) .... 12,500 12,491
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(d) ........................................................... 2,000 2,083
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(d) .................. 2,000 2,032
5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) ................ 1,000 1,018
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(i) ........ 12,011 11,982
88,460
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 1,004 968
Royalty Pharma PLC, 1.20%, 9/2/25, Callable 8/2/25 @ 100 ........................ 1,419 1,400
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 1,500 1,518
3,886
Industrials (1.2%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 11,384 11,353
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 2,000 2,035
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,052
LG Energy Solution Ltd.
5.38%, 7/2/27(a)(h) ................................................. 2,857 2,882
5.25%, 4/2/28(a) ................................................... 3,500 3,514
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 4,350 4,316
The Weir Group PLC
2.20%, 5/13/26, Callable 4/13/26 @ 100(a) ................................ 5,000 4,848
5.35%, 5/6/30, Callable 4/6/30 @ 100(a) .................................. 3,937 3,954
33,954

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.2%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. $ 2,000 $ 2,009
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 3,677 3,778
5,787
Materials (0.6%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 3,500 3,147
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/25 @ 100(a) ................ 1,500 1,466
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 3,000 2,998
Nutrien Ltd., 4.50%, 3/12/27 ............................................... 2,000 2,006
Rio Tinto Finance USA PLC
4.38%, 3/12/27 .................................................... 2,000 2,011
4.50%, 3/14/28, Callable 2/14/28 @ 100 .................................. 2,000 2,014
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25 ........................... 3,000 3,037
16,679
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 4,390 4,336
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(l) ............................. 3,000 3,020
Total Yankee Dollars (Cost $212,193)
a
a
a
215,126
Municipal Bonds (1.2%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,105
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 2,780 2,902
Series B, 5.76%, 7/1/31 .............................................. 2,560 2,681
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ 1,915 1,817
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Series
A, 4.82%, 8/1/25 ................................................... 1,505 1,506
8,906
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 435 423
Florida (0.1%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25 ............................... 2,910 2,885
Georgia (0.1%):
Athens Housing Authority Revenue, 2.32%, 12/1/25 .............................. 3,215 3,175
Illinois (0.2%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 750 758
4.63%, 12/1/28 .................................................... 1,000 1,011
State of Illinois Sales Tax Revenue, Series B, 1.25%, 6/15/25 ....................... 2,500 2,490
4,259
Indiana (0.0%):(c)
Indiana Finance Authority Revenue, Series B, 2.45%, 11/15/25 ...................... 360 355
Maryland (0.1%):
Maryland Health & Higher Educational Facilities Authority Revenue, 1.89%, 1/1/26 ....... 4,135 4,020
Michigan (0.0%):(c)
Michigan Finance Authority Revenue, Series A-1, 2.33%, 6/1/30 ..................... 171 167
New Jersey (0.2%):
North Hudson Sewerage Authority Revenue
2.59%, 6/1/25 ..................................................... 925 923
2.59%, 6/1/25 ..................................................... 75 75

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
South Jersey Transportation Authority Revenue, Series B, 2.20%, 11/1/25 ............... $ 3,515 $ 3,464
4,462
New York (0.0%):(c)
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 325 320
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,410 1,436
Texas (0.0%):(c)
San Antonio Education Facilities Corp. Revenue
1.99%, 4/1/26 ..................................................... 860 832
2.19%, 4/1/27 ..................................................... 525 494
1,326
Total Municipal Bonds (Cost $33,871)
a
a
a
33,839
U.S. Government Agency Mortgages (0.7%)
CoBank ACB
Series I, 6.25% (US0003M+466bps)(d)(h)(i) (k) ............................. 5,700 5,650
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(d)(i) ................................ 11,400 11,280
Federal Home Loan Mortgage Corporation
6.63% (RFUCCT1Y+163bps), 4/1/35(d) .................................. 86 86
5.50%, 10/1/38 .................................................... 1,361 1,384
1,470
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 1,824 1,792
1,792
Total U.S. Government Agency Mortgages (Cost $20,073)
a
a
a
20,192
U.S. Treasury Obligations (14.7%)
U.S. Treasury Notes
3.00%, 7/15/25 .................................................... 5,000 4,985
4.25%, 10/15/25 .................................................... 6,000 6,002
3.88%, 1/15/26 .................................................... 7,000 6,994
4.50%, 3/31/26 .................................................... 7,000 7,035
4.63%, 9/15/26 .................................................... 59,000 59,691
4.38%, 12/15/26 .................................................... 25,000 25,269
0.50%, 8/31/27 .................................................... 70,000 65,199
4.13%, 11/15/27 .................................................... 26,000 26,335
4.00%, 6/30/28 .................................................... 53,000 53,654
3.75%, 12/31/28 .................................................... 9,000 9,034
1.63%, 8/15/29 .................................................... 47,000 43,284
4.13%, 8/31/30 .................................................... 53,000 53,915
4.00%, 1/31/31 .................................................... 43,000 43,396
Total U.S. Treasury Obligations (Cost $396,285)
a
a
a
404,793
Commercial Paper (2.0%)
Consumer Discretionary (1.0%):
Whirlpool Corp.
5.07%, 5/5/25(a)(m) ................................................. 3,000 2,998
5.07%, 5/6/25(a)(m) ................................................. 1,400 1,399
5.07%, 5/8/25(a)(m) ................................................. 5,000 4,994
5.07%, 5/9/25(a)(m) ................................................. 3,200 3,196
5.06%, 5/13/25(a)(m) ................................................ 500 499
5.09%, 5/19/25(a)(m) ................................................ 5,000 4,987
5.11%, 5/22/25(a)(m) ................................................ 9,000 8,972
27,045

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (1.0%):
FMC Corp.
5.05%, 5/1/25(a)(m) ................................................. $ 3,800 $ 3,799
5.05%, 5/2/25(a)(m) ................................................. 8,903 8,901
5.17%, 5/23/25(a)(m) ................................................ 2,100 2,093
5.19%, 5/27/25(a)(m) ................................................ 8,000 7,969
5.22%, 6/2/25(a)(m) ................................................. 4,400 4,379
27,141
Total Commercial Paper (Cost $54,190)
a
a
a
54,186
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.24%(n) ........ 1,318,754 1,318
HSBC U.S. Government Money Market Fund, Institutional Shares, 4 .27%(n) ............ 1,318,754 1,319
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(n) ............... 1,318,754 1,319
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.26%(n) . 1,318,754 1,319
Total Collateral for Securities Loaned (Cost $5,275)
a
a
a
5,275
Total Investments (Cost $2,727,367) — 100.1% 2,751,686
Liabilities in excess of other assets —  (0.1)% (1,722)
NET ASSETS - 100.00% $ 2,749,964
At April 30, 2025, the Fund's investments in foreign securities were 9.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$1,320,029 (thousands) and amounted to 48.0% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2025.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $4,500 (thousands), which included no unrealized gain (loss).
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(l) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(m) Rate represents the effective yield at April 30, 2025.
(n) Rate disclosed is the daily yield on April 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IBOR
—
Interbank Offered Rate
IDA
—
Industrial Development Authority

Victory Portfolios III
Victory Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
RFUCCT1Y
—
Refinitiv USD IBOR Customer Cash Fallbacks Term 1 Year, rate disclosed as of April 30, 2025
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
86
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.7%)
ABS Auto (10.9%):
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. $ 500 $ 497
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 750 760
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 500 507
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ 90 87
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 3/10/27 @ 100 ................ 54 53
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 10/25/27 @
100 (a) ........................................................... 500 520
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 5/15/26 @ 100 (a) ............. 228 229
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 132 133
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 5 .44% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 10/15/26 @
100 (a) (b) ......................................................... 563 565
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 210 210
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 10/15/26 @ 100 (a) ............. 882 887
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 500 509
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 750 759
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 487
DT Auto Owner Trust , Series 2021-4A , Class C , 1 .50% , 9/15/27 , Callable 4/15/26 @ 100 (a) . 10 10
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 1/15/28 @ 100 (a) ............. 750 758
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 250 259
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 7/20/25 @ 100 (a) .............. 17 17
Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 263 264
Exeter Automobile Receivables Trust .........................................
Series 2020-3A , Class F , 5 .56% , 6/15/27 , Callable 6/15/25 @ 100 (a) .............. 750 750
Series 2023-4A , Class B , 6 .31% , 10/15/27 , Callable 10/15/27 @ 100 .............. 520 521
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @
100 (a) ........................................................... 646 658
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 5/15/25 @ 100 (a) 619 616
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 7/15/25 @ 100 300 300
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 250 239
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
2/15/26 @ 100 (a) ................................................... 1,250 1,219
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .75% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 8/20/27 @
100 (a) (b) ......................................................... 805 803
Series 2024-2 , Class B2 , 5 .70% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 5/20/28 @
100 (a) (b) ......................................................... 700 699
JPMorgan Chase Bank NA , Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 5/25/25 @ 100 (a) 2 2
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 304 303
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 9/15/26 @ 100 (a) .............. 66 66
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 1/15/27 @ 100 (a) .............. 300 301
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 1/15/27 @ 100 (a) ............. 1,000 1,009
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 3/15/27 @ 100 (a) .............. 750 754
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,013
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 12/15/27 @ 100 (a) .............. 500 501
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 12/15/27 @ 100 (a) .............. 675 681
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 4/20/26 @ 100 (a) .............. 425 427
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 388 391
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 500 507
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 225 229

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Navistar Financial Dealer Note Master Owner Trust , Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) $ 260 $ 263
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 414 415
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 748
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 1,500 1,512
Series 2025-1A , Class B , 5 .34% , 11/15/28 , Callable 11/15/28 @ 100 (a) ............ 500 501
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 5/15/29 @ 100 (a) .............. 177 178
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 10 10
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 500 505
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 182 183
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 81 81
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 41 41
Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 45 45
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 200 201
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 9/15/27 @ 100 (a) .............. 362 364
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 9/15/27 @ 100 (a) .............. 181 183
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 434 434
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 573 571
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 439 441
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 190 191
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 11/20/25 @ 100 (a) 683 686
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 487 493
United Auto Credit Securitization Trust , Series 2025-1 , Class B , 5 .05% , 2/10/28 , Callable
2/10/28 @ 100 (a) ................................................... 1,000 1,000
Westlake Automobile Receivables Trust .......................................
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 500 502
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 500 505
Series 2025-1A , Class A2B , 4 .82% ( SOFR30A + 48 bps ) , 1/18/28 , Callable 1/18/28 @
100 (a) (b) ......................................................... 1,000 997
Wheels Fleet Lease Funding 1 LLC , Series 2024-1A , Class A2 , 5 .15% ( TSFR1M + 83 bps ) ,
2/18/39 (a) (b) ...................................................... 673 674
31,375
ABS Card (0.8%):
Evergreen Credit Card Trust , Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) ............. 507 512
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 500 501
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 308 309
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 1,000 1,003
2,325
ABS Other (9.0%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 5/15/25
@ 100 (a) ......................................................... 1,500 1,435
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 21 21
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 405 402
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 167 167
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 257 260
Auxilior Term Funding LLC , Series 2024-1A , Class A2 , 5 .84% , 3/15/27 , Callable 3/15/27 @
100 (a) ........................................................... 560 564
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 11/15/26 @
100 (a) ........................................................... 269 271
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) .............. 342 343
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 5/14/27 @ 100 (a) .............. 319 323
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 500 516
Series 2025-1 , Class A2 , 4 .48% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............ 750 750

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. $ 500 $ 497
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 4/20/28 @
100 (a) ........................................................... 240 239
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 503
Conn's Receivables Funding LLC , Series 2023-A , Class B , 10 .00% , 1/17/28 (a) ........... 36 36
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 421 425
Crossroads Asset Trust , Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 3/20/28 @ 100 (a) 840 849
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 233 225
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 224 229
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 9/22/25 @ 100 (a) ............... 1,000 1,004
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 5/22/27 @ 100 (a) ............... 254 254
Series 2025-1 , Class C , 5 .25% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 300 302
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 2/15/27 @ 100 (a) .............. 415 417
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 10/15/27 @ 100 (a) .............. 750 766
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 4/15/29 @ 100 (a) ............... 1,000 994
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 , Callable 7/20/26 @ 100 (a) ............. 139 139
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 522 529
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A2 , 4 .52% , 10/15/27 , Callable 10/15/27 @ 100 (a) ............ 750 750
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 500 502
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 735 737
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,000 1,007
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 526
Kubota Credit Owner Trust , Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) ............. 750 751
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A2 , 6 .09% , 7/15/30 , Callable 6/15/27
@ 100 (a) ......................................................... 54 54
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 5/20/25 @ 100 (a) ............................................ 293 266
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 176 176
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 6/15/27 @ 100 (a) .............. 324 326
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 2/15/28 @ 100 (a) ............. 427 428
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 648
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 11/15/28 @ 100 (a) ............. 500 498
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 709 703
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 92 89
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 336
Pawnee Equipment Receivables LLC .........................................
Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable 8/15/25 @ 100 (a) ............... 257 256
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26 @ 100 (a) ............... 725 727
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 569
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 10/20/28 @ 100 (a) ........... 500 500
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............ 419 417
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 8/15/28 @ 100 (a) ............. 500 504
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 164 165
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 259 261
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 582
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 250 243
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 7/12/27 @ 100 (a) ............. 470 476
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 400 409

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wingspire Equipment Finance LLC , Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable
11/20/27 @ 100 (a) .................................................. $ 292 $ 291
25,657
Total Asset-Backed Securities (Cost $59,138)
a
a
a
59,357
Collateralized Loan Obligations (1.4%)
Cash Flow CLO (1.4%):
CIFC Funding IV Ltd. , Series 2017-4A , Class A1R , 5 .49% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 7/24/25 @ 100 (a) (b) .......................................... 216 215
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-1A , Class A2 , 5 .86% ( TSFR3M + 160 bps ) , 4/15/30 , Callable 7/15/25 @
100 (a) (b) ......................................................... 1,000 1,001
Series 2022-3A , Class A1BR , 5 .66% ( TSFR3M + 140 bps ) , 4/15/31 , Callable 7/15/25 @
100 (a) (b) ......................................................... 500 500
Series 2022-3A , Class BR , 6 .26% ( TSFR3M + 200 bps ) , 4/15/31 , Callable 7/15/25 @
100 (a) (b) ......................................................... 500 500
Series 2024-3A , Class A2 , 5 .95% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ......................................................... 750 748
Venture CLO Ltd. , Series 2024-49A , Class X , 5 .62% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
4/20/26 @ 100 (a) (b) ................................................. 632 631
Voya CLO Ltd. , Series 2019-2A , Class AR , 5 .47% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
7/20/25 @ 100 (a) (b) ................................................. 452 451
4,046
Total Collateralized Loan Obligations (Cost $4,049)
a
a
a
4,046
Collateralized Mortgage Obligations (10.6%)
Agency CMO Other (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 271 269
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 912 920
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 366 369
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 437 437
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 296 296
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 658 665
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 909 897
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 423 423
4,276
Agency Commercial MBS (0.4%):
Federal Home Loan Mortgage Corporation , Series K536 , Class AS , 4 .83% ( SOFR30A + 50 bps ) ,
11/25/29 , Callable 11/25/29 @ 100 (b) .................................... 1,000 1,000
Commercial MBS (8.7%):
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY , Class B , 5 .75% ( TSFR1M + 142 bps ) , 11/15/34 (a) (b) (c) .......... 1,000 58
Series 2020-BID , Class C , 8 .08% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (c) ........... 1,470 1,472
BLP Commercial Mortgage Trust , Series 2025-IND , Class B , 5 .87% ( TSFR1M + 155 bps ) ,
3/15/42 (a) (b) ...................................................... 750 733
BPR Trust ............................................................
Series 2021-TY , Class B , 5 .59% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 435 431
Series 2022-OANA , Class B , 6 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) (c) .......... 1,000 997
Series 2022-STAR , Class A , 7 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 1,250 1,242
BX Commercial Mortgage Trust ............................................
Series 2021-CIP , Class B , 5 .71% ( TSFR1M + 139 bps ) , 12/15/38 (a) (b) (c) ............ 458 456
Series 2021-CIP , Class C , 5 .91% ( TSFR1M + 159 bps ) , 12/15/38 (a) (b) (c) ............ 916 911
Series 2021-SOAR , Class B , 5 .31% ( TSFR1M + 98 bps ) , 6/15/38 (a) (b) (c) ........... 438 436
Series 2021-SOAR , Class C , 5 .54% ( TSFR1M + 121 bps ) , 6/15/38 (a) (b) (c) ........... 438 435
Series 2021-VINO , Class B , 5 .29% ( TSFR1M + 97 bps ) , 5/15/38 (a) (b) (c) ............ 700 695
Series 2021-VOLT , Class C , 5 .54% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 750 739
Series 2021-XL2 , Class C , 5 .63% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 700 693
BX Mortgage Trust , Series 2021-PAC , Class C , 5 .54% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 985
BX Trust .............................................................

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-RISE , Class B , 5 .69% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) (c) ........... $ 423 $ 419
Series 2022-LBA6 , Class B , 5 .62% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 496
Series 2022-LBA6 , Class C , 5 .92% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 991
Series 2025-ROIC , Class A , 5 .47% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 389 381
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 5 .66% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 940
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 5 .57% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,306
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 314
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 334 333
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 731
Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (c) (d) .......................... 600 596
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .16% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 498
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 5 .49%
( TSFR1M + 116 bps ) , 4/15/38 (a) (b) (c) ..................................... 945 943
LBA Trust , Series 2024-7IND , Class B , 6 .06% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 500 498
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 5 .54% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) (c) .................................................... 800 797
Morgan Stanley Capital I Trust , Series 2019-NUGS , Class B , 5 .74% ( TSFR1M + 141 bps ) ,
12/15/36 (a) (b) (c) ................................................... 1,154 738
ONE Mortgage Trust , Series 2021-PARK , Class B , 5 .39% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 1,000 954
One New York Plaza Trust , Series 2020-1NYP , Class A , 5 .39% ( TSFR1M + 106 bps ) , 1/15/36 (a)
(b) (c) ........................................................... 875 844
SHR Trust ............................................................
Series 2024-LXRY , Class A , 6 .27% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 420
Series 2024-LXRY , Class B , 6 .77% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 496
SMRT , Series 2022-MINI , Class B , 5 .67% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,000 984
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .76% ( TSFR1M + 144 bps ) ,
3/15/42 (a) (b) (c) .................................................... 750 737
TTAN , Series 2021-MHC , Class B , 5 .54% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) (c) .......... 286 284
24,983
Total Collateralized Mortgage Obligations (Cost $32,111)
a
a
a
30,259
Senior Secured Loans (2.3%)
Communication Services (0.4%):
Lamar Media Corp., New Term Loan B, First Lien , 5 .82% ( SOFR01M + 150 bps ) , 2/8/27 (b) .. 1,000 996
Financials (0.7%):
Avolon TLB Borrower 1 US LLC, Term B-4 Loans, First Lien , 2/12/27 (e) .............. 997 993
Delos Finance SARL, Term, First Lien , 6 .05% ( SOFR03M + 175 bps ) , 10/29/27 (b) ......... 857 857
1,850
Industrials (0.3%):
Avis Budget Car Rental LLC, Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 8/6/27 (b) 990 965
Materials (0.9%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 3/13/26 (e) (f) .......... 1,250 1,250
The Chemours Co., Term Loan B, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 8/18/28 (b) ...... 1,465 1,424
2,674
Total Senior Secured Loans (Cost $6,545)
a
a
a
6,485
Corporate Bonds (28.5%)
Communication Services (0.4%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 6/5/25 @ 100 ............................. 1,250 1,195
Consumer Discretionary (1.1%):
Daimler Truck Finance North America LLC , 5 .35% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 748
General Motors Financial Co., Inc. , 5 .57% ( SOFRINDX + 117 bps ) , 4/4/28 (b) ............ 1,000 984

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) (g) ................................ $ 500 $ 481
5 .30% , 9/13/27 (a) .................................................. 500 490
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 500 504
3,207
Consumer Staples (1.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 6/5/25 @ 101.47 (a) ........................................... 750 750
Coty, Inc. , 5 .00% , 4/15/26 , Callable 6/5/25 @ 100 (a) ............................. 1,250 1,243
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 988
2,981
Energy (2.6%):
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (h) ........... 500 497
EQT Corp. , 7 .50% , 6/1/27 , Callable 5/16/25 @ 103.75 (a) .......................... 1,250 1,270
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 1,000 985
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 5/16/25 @ 101.59 (g) .................... 1,250 1,260
ONEOK, Inc. , 4 .15% , 6/1/25 ............................................... 500 499
Rockies Express Pipeline LLC , 3 .60% , 5/15/25 (a) ............................... 750 749
Sunoco LP/Sunoco Finance Corp. , 6 .00% , 4/15/27 , Callable 6/5/25 @ 100 .............. 1,000 997
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 5/21/25 @ 100.9 (a) ..................... 1,250 1,245
7,502
Financials (16.9%):
American Express Co. , 5 .67% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) ....... 750 753
American Honda Finance Corp. , 5 .20% ( SOFR + 82 bps ) , 3/3/28 (b) .................... 1,000 997
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 508
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ..................... 1,500 1,465
Ares Capital Corp.
3 .25% , 7/15/25 , Callable 6/15/25 @ 100 .................................. 500 498
3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,000 991
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 882 884
Athene Global Funding
5 .52% , 3/25/27 (a) .................................................. 500 508
5 .60% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) ............................... 1,000 1,006
Aviation Capital Group LLC , 4 .88% , 10/1/25 , Callable 7/1/25 @ 100 (a) ................ 1,000 999
Bank of America NA , 5 .39% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 502
Blackstone Private Credit Fund
7 .05% , 9/29/25 .................................................... 750 755
4 .95% , 9/26/27 , Callable 8/26/27 @ 100 (a) ................................ 500 495
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 989
Blue Owl Capital Corp. , 3 .75% , 7/22/25 , Callable 6/22/25 @ 100 .................... 1,300 1,294
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,445
BMW US Capital LLC , 5 .31% ( SOFRINDX + 92 bps ) , 3/21/28 (a) (b) ................... 1,000 996
Citibank NA , 5 .08% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 1,000 999
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (h) .... 850 843
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 1,009
Corebridge Global Funding
5 .69% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... 295 297
5 .15% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 1,000 993
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) .............. 429 454
Discover Financial Services , 6 .13% ( H15T5Y + 578 bps ) , Callable 6/23/25 @ 100 (b) (h) ..... 500 499
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 500 513
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (h) ........... 227 224
Ford Motor Credit Co. LLC
7 .33% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 503
5 .86% ( SOFR + 145 bps ) , 11/5/26 (b) ...................................... 750 736
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 500 498
Glencore Funding LLC , 5 .46% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,002
HAT Holdings I LLC / HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) ... 1,250 1,286
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 500 498
Hyundai Capital America, Inc. , 5 .43% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 998
JPMorgan Chase & Co. , 5 .15% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ....... 1,000 999
Manufacturers & Traders Trust Co. , 5 .40% , 11/21/25 , Callable 10/21/25 @ 100 .......... 300 301

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (b) (h) ............ $ 250 $ 249
MassMutual Global Funding II , 5 .14% ( SOFR + 74 bps ) , 4/9/27 (a) (b) .................. 750 749
Mercedes-Benz Finance North America LLC , 5 .33% ( SOFR + 93 bps ) , 3/31/28 (a) (b) ........ 1,000 998
MetLife, Inc. , 3 .85% ( H15T5Y + 358 bps ) , Callable 9/15/25 @ 100 (b) (h) ................ 500 495
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 5/21/25 @ 101.31 .................. 500 499
Morgan Stanley , 5 .42% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ 1,000 1,001
National Securities Clearing Corp. , 5 .15% , 5/30/25 (a) ............................. 750 750
New York Life Global Funding , 5 .33% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) .............. 750 753
NextEra Energy Capital Holdings, Inc. , 5 .21% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 999
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 253
Pacific Life Global Funding II , 5 .00% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
PayPal Holdings, Inc. , 5 .05% ( SOFR + 67 bps ) , 3/6/28 (b) (g) ......................... 750 749
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,007
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,300 1,302
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 6/5/25 @
100.72 (a) ......................................................... 1,250 1,207
Santander Holdings USA, Inc.
5 .81% ( SOFR + 233 bps ) , 9/9/26 , Callable 9/9/25 @ 100 (b) ...................... 1,000 1,003
5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) .................... 400 402
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .............. 1,000 966
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500 488
State Street Corp. , 5 .10% ( SOFR + 113 bps ) , 5/18/26 , Callable 5/18/25 @ 100 (b) .......... 1,000 1,000
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 752 751
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000 995
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (h) ....................... 500 499
4 .88% ( SOFRINDX + 52 bps ) , 5/13/26 , Callable 4/13/26 @ 100 (b) ................ 750 748
The Goldman Sachs Group, Inc. , 5 .70% ( SOFR + 129 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (b) 1,000 1,004
The Huntington National Bank , 4 .87% ( SOFR + 72 bps ) , 4/12/28 , Callable 4/12/27 @ 100 (b) .. 1,000 1,004
Truist Financial Corp. , 5 .25% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 6/5/25 @ 100 (b) ....... 717 702
48,410
Health Care (1.5%):
Brown University Health , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ................... 250 251
Centene Corp. , 4 .25% , 12/15/27 , Callable 5/21/25 @ 100.71 ........................ 1,250 1,221
HCA, Inc. , 5 .25% ( SOFR + 87 bps ) , 3/1/28 , Callable 2/1/28 @ 100 (b) .................. 1,250 1,247
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 660
PeaceHealth Obligated Group , 1 .38% , 11/15/25 , Callable 8/15/25 @ 100 ............... 1,000 979
4,358
Industrials (2.3%):
American Airlines Pass Through Trust
3 .70% , 10/15/25 .................................................... 219 216
3 .58% , 1/15/28 .................................................... 268 257
Concentrix Corp. , 6 .65% , 8/2/26 , Callable 7/2/26 @ 100 ........................... 500 510
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 1,313 1,268
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 750 756
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 1,400 1,409
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 598 596
4 .88% , 1/15/26 .................................................... 667 661
United Rentals North America, Inc. , 3 .88% , 11/15/27 , Callable 5/16/25 @ 100.65 ......... 1,000 966
6,639
Materials (0.3%):
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 250 253
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 479
732
Real Estate (0.9%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/3/25 @ 100 ....................... 500 495
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 492
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 1,500 1,495
2,482

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (1.5%):
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (b) (h) ......... $ 500 $ 486
Jersey Central Power & Light Co. , 4 .30% , 1/15/26 , Callable 10/15/25 @ 100 (a) .......... 1,248 1,242
Monongahela Power Co. , 3 .55% , 5/15/27 , Callable 2/15/27 @ 100 (a) .................. 968 952
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 500 493
Vistra Operations Co. LLC , 5 .63% , 2/15/27 , Callable 5/16/25 @ 100 (a) ................ 1,000 999
4,172
Total Corporate Bonds (Cost $81,480)
a
a
a
81,678
Yankee Dollars (17.8%)
Consumer Discretionary (1.7%):
International Game Technology PLC , 4 .13% , 4/15/26 , Callable 6/5/25 @ 100 (a) .......... 1,030 1,016
Melco Resorts Finance Ltd.
4 .88% , 6/6/25 , Callable 6/5/25 @ 100 (a) .................................. 500 499
5 .25% , 4/26/26 , Callable 6/5/25 @ 100 (a) ................................. 750 739
Nissan Motor Co. Ltd. , 3 .52% , 9/17/25 , Callable 8/17/25 @ 100 (a) ................... 416 412
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 1,250 1,252
Sands China Ltd. , 5 .13% , 8/8/25 , Callable 6/8/25 @ 100 ........................... 1,000 998
4,916
Energy (0.8%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 6/5/25 @ 100 (a) ............ 1,000 994
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 6/5/25 @ 100 (a) ........................ 1,350 1,349
2,343
Financials (12.3%):
ABN AMRO Bank NV
6 .17% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,009
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 491
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 337 342
Banco Santander SA , 5 .76% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,505
Bank of Montreal , 5 .00% ( SOFRINDX + 62 bps ) , 9/15/26 (b) ......................... 1,500 1,498
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 500 505
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,010
BBVA Global Finance Ltd. , 7 .00% , 12/1/25 .................................... 1,053 1,061
BNP Paribas SA , 5 .87% ( SOFR + 143 bps ) , 5/9/29 , Callable 5/9/28 @ 100 (b) ............. 750 750
BPCE SA
6 .38% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 507
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 513
Canadian Imperial Bank of Commerce , 5 .62% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,006
Commonwealth Bank of Australia , 4 .90% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,501
Credit Agricole SA
5 .69% ( SOFR + 129 bps ) , 7/5/26 (a) (b) ..................................... 750 754
5 .59% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) .................. 500 500
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 500 503
Deutsche Bank AG
6 .12% ( SOFR + 319 bps ) , 7/14/26 , Callable 7/14/25 @ 100 (b) .................... 150 150
5 .59% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) .................. 781 775
Element Fleet Management Corp. , 6 .27% , 6/26/26 , Callable 5/26/26 @ 100 (a) ........... 500 509
Enel Finance International NV , 7 .05% , 10/14/25 (a) ............................... 500 504
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 513
HSBC Holdings PLC , 5 .93% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) ........ 600 605
ING Groep NV
5 .41% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 500
5 .94% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ................ 500 504
Intesa Sanpaolo SpA , 5 .71% , 1/15/26 (a) ....................................... 1,420 1,420
Lloyds Banking Group PLC , 5 .92% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) 500 503
Macquarie Airfinance Holdings Ltd. , 8 .38% , 5/1/28 (a) ............................ 1,005 1,047
National Australia Bank Ltd. , 5 .05% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,252
Nationwide Building Society , 5 .66% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,403
NatWest Markets PLC , 5 .16% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ........................ 1,000 998

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nordea Bank Abp
5 .34% ( SOFR + 96 bps ) , 6/6/25 (a) (b) ...................................... $ 500 $ 500
5 .08% ( SOFR + 70 bps ) , 3/17/28 (a) (b) ..................................... 750 748
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 992
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (h) .... 250 250
Royal Bank of Canada , 5 .00% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) ................ 500 499
Santander UK Group Holdings PLC , 6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @
100 (b) ........................................................... 500 505
Societe Generale SA , 4 .75% , 11/24/25 (a) ...................................... 1,000 996
Standard Chartered PLC
6 .33% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 505
5 .64% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) .................. 750 751
The Bank of Nova Scotia
4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (h) ....................... 500 499
5 .26% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ..................... 1,000 994
The Toronto-Dominion Bank , 4 .97% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,497
UBS Group AG , 4 .49% ( H15T1Y + 155 bps ) , 5/12/26 , Callable 5/12/25 @ 100 (a) (b) ........ 1,000 1,000
Westpac Banking Corp. , 4 .90% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,500
35,374
Industrials (1.5%):
Air Canada , 3 .88% , 8/15/26 , Callable 2/15/26 @ 100 (a) ........................... 500 491
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 943 940
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 500 500
Element Fleet Management Corp. , 5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ........... 500 509
LG Energy Solution Ltd. , 5 .25% , 4/2/28 (a) ..................................... 1,000 1,004
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 900 873
4,317
Information Technology (0.3%):
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 750 758
Materials (0.5%):
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 10/14/25 @ 100 (a) ................ 500 489
Rio Tinto Finance USA PLC , 5 .22% ( SOFRINDX + 84 bps ) , 3/14/28 (b) ................. 1,000 1,001
1,490
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2 , 3 .63% , 1/28/26 , Callable 12/28/25 @ 100 (a) .. 715 710
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (i) ............................. 1,000 1,006
Total Yankee Dollars (Cost $50,705)
a
a
a
50,914
Municipal Bonds (0.7%)
California (0.1%):
California State Public Works Board Revenue , Series B , 4 .45% , 4/1/27 ................ 375 378
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue , Series A , 2 .50% , 10/1/25 ..... 300 296
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 433
South Carolina (0.4%):
South Carolina Public Service Authority Revenue
Series C , 4 .57% , 12/1/26 ............................................. 500 503
Series C , 4 .61% , 12/1/27 ............................................. 500 505
1,008
Total Municipal Bonds (Cost $2,100)
a
a
a
2,115

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (1.4%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (h) ................................ $ 250 $ 247
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 750 749
Federal Home Loan Banks
5 .00% , 4/2/27 ..................................................... 1,000 1,001
4 .00% , 10/7/27 .................................................... 1,000 995
1,996
Federal Home Loan Mortgage Corporation
4 .70% , 11/26/27 .................................................... 1,000 1,001
Total U.S. Government Agency Mortgages (Cost $3,994)
a
a
a
3,993
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 750 759
4 .13% , 9/30/27 .................................................... 1,250 1,266
4 .00% , 6/30/28 .................................................... 500 506
Total U.S. Treasury Obligations (Cost $2,492)
a
a
a
2,531
Commercial Paper (17.4%)
Consumer Discretionary (1.9%):
AutoNation, Inc.
4 .85% , 5/1/25 (a) (j) .................................................. 1,500 1,500
4 .85% , 5/2/25 (j) .................................................... 1,250 1,250
Whirlpool Corp.
5 .07% , 5/8/25 (a) (j) .................................................. 1,000 999
5 .07% , 5/9/25 (a) (j) .................................................. 500 499
5 .06% , 5/12/25 (a) (j) ................................................. 750 749
5 .06% , 5/13/25 (a) (j) ................................................. 500 499
5,496
Consumer Staples (0.4%):
Bacardi USA, Inc. , 4 .88% , 5/29/25 (a) (j) ....................................... 1,000 996
Energy (3.6%):
APA Corp.
5 .03% , 5/1/25 (a) (j) .................................................. 2,000 2,000
5 .05% , 5/9/25 (a) (j) .................................................. 1,000 999
Canadian Natural Resources Ltd.
4 .72% , 5/1/25 (a) (j) .................................................. 400 400
4 .74% , 5/14/25 (a) (j) ................................................. 1,000 998
4 .75% , 5/15/25 (a) (j) ................................................. 1,000 998
Ovintiv, Inc.
4 .97% , 5/30/25 (a) (j) ................................................. 1,000 996
5 .38% , 6/30/25 (a) (j) ................................................. 1,500 1,486
Targa Resources Corp.
4 .87% , 5/1/25 (a) (j) .................................................. 1,500 1,500
4 .90% , 5/6/25 (a) (j) .................................................. 1,000 999
10,376
Financials (1.0%):
Brookfield Corporate Treasury Ltd.
4 .70% , 5/6/25 (a) (j) .................................................. 1,000 999
4 .97% , 5/22/25 (a) (j) ................................................. 750 748
4 .79% , 6/18/25 (a) (j) ................................................. 1,000 993
VW Credit, Inc. , 4 .69% , 5/14/25 (a) (j) ........................................ 250 250
2,990
Industrials (3.7%):
Global Payments, Inc.
4 .91% , 5/5/25 (a) (j) .................................................. 500 500
4 .91% , 5/7/25 (a) (j) .................................................. 750 749

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .93% , 5/9/25 (a) (j) .................................................. $ 1,500 $ 1,498
Huntington Ingalls Industries, Inc. , 4 .73% , 5/5/25 (a) (j) ............................ 2,500 2,498
Quanta Services, Inc.
4 .78% , 5/1/25 (a) (j) .................................................. 2,000 2,000
4 .78% , 5/2/25 (a) (j) .................................................. 500 500
Sonoco Products Co.
5 .13% , 5/12/25 (a) (j) ................................................. 1,250 1,248
5 .17% , 5/15/25 (a) (j) ................................................. 1,500 1,497
10,490
Information Technology (1.2%):
Arrow Electronics, Inc.
4 .80% , 5/1/25 (a) (j) .................................................. 1,000 1,000
4 .80% , 5/2/25 (a) (j) .................................................. 500 500
4 .82% , 5/5/25 (a) (j) .................................................. 1,000 999
Jabil, Inc. , 5 .13% , 5/5/25 (a) (j) .............................................. 1,000 999
3,498
Materials (1.9%):
FMC Corp.
5 .05% , 5/1/25 (a) (j) .................................................. 1,000 1,000
5 .05% , 5/2/25 (a) (j) .................................................. 500 500
5 .19% , 5/27/25 (a) (j) ................................................. 350 348
5 .21% , 5/29/25 (a) (j) ................................................. 1,000 996
International Flavors & Fragrances, Inc.
4 .63% , 5/16/25 (a) (j) ................................................. 2,200 2,195
4 .65% , 5/21/25 (a) (j) ................................................. 500 499
5,538
Real Estate (1.0%):
Crown Castle, Inc.
4 .82% , 5/1/25 (a) (j) .................................................. 1,000 1,000
4 .93% , 5/20/25 (a) (j) ................................................. 500 499
5 .01% , 6/3/25 (a) (j) .................................................. 750 746
5 .02% , 6/4/25 (a) (j) .................................................. 500 498
2,743
Utilities (2.7%):
Evergy Missouri West, Inc. , 4 .57% , 5/1/25 (a) (j) ................................. 2,500 2,500
Guadalupe Valley Electric Cooperative, Inc.
4 .44% , 5/6/25 (a) (j) .................................................. 1,000 999
4 .41% , 5/13/25 (a) (j) ................................................. 1,000 998
4 .42% , 6/3/25 (a) (j) .................................................. 750 747
Interstate Power and Light Co. , 4 .57% , 5/1/25 (a) (j) ............................... 2,000 2,000
National Fuel Gas Co. , 4 .88% , 5/15/25 (a) (j) .................................... 500 499
7,743
Total Commercial Paper (Cost $49,874)
a
a
a
49,870
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .24% (k) ........ 250,218 251
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (k) ............ 250,218 250
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (k) ............... 250,218 250
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .26% (k) . 250,218 250
Total Collateral for Securities Loaned (Cost $1,001)
a
a
a
1,001
Total Investments (Cost $293,489) — 102.0% 292,249
Liabilities in excess of other assets —  (2.0)% (5,663)
NET ASSETS - 100.00% $ 286,586
At April 30, 2025, the Fund's investments in foreign securities were 22.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$199,851 (thousands) and amounted to 69.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $1,250 (thousands), which included no unrealized gain (loss).
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(j) Rate represents the effective yield at April 30, 2025.
(k) Rate disclosed is the daily yield on April 30, 2025.
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2025.

Statements of Assets and Liabilities
April 30, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Assets:
Investments, at value (Cost $5,283,197, $1,043,480 and $4,303,687) $ 5,232,136 (a) $ 1,024,240 (b) $ 4,004,763 (c)
Cash 18,872 14,247 4,063
Deposit with broker for futures contracts 20,452 2,046 2,548
Receivables:
Dividends, interest, and securities lending income 45,116 15,193 36,180
Capital shares issued 2,839 62 740
Investments sold 30,926 3,447 429
From Adviser 72 17 —
Variation margin on open futures contracts — 25 —
Other — 263 —
Prepaid expenses 72 36 58
Total Assets 5,350,485 1,059,576 4,048,781
Liabilities:
Payables:
Collateral received on loaned securities 33,127 39,172 30,727
Distributions 1,253 — —
Payable to affiliate on interfund lending 10,600 — —
Investments purchased 45,723 14,547 8,030
Capital shares redeemed 7,044 1,397 3,655
Variation margin on open futures contracts 504 — —
Accrued expenses and other payables:
Investment advisory fees 1,461 447 1,047
Administration fees 456 112 411
Custodian fees 59 22 30
Transfer agent fees 427 102 377
Compliance fees 4 1 3
Trustees' fees 1 1 1
12b-1 fees 22 — 4
Other accrued expenses 144 64 98
Total Liabilities 100,825 55,865 44,383
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,642,245 1,281,656 4,539,792
Total accumulated earnings (loss) (392,585) (277,945) (535,394)
Net Assets $ 5,249,660 $ 1,003,711 $ 4,004,398
Net Assets:
Fund Shares $ 1,467,309 $ 711,083 $ 1,939,750
Institutional Shares 2,666,808 290,512 2,011,922
Class A 124,634 — 38,648
Class C 23,307 — —
Class R6 967,602 2,116 14,078
Total $ 5,249,660 $ 1,003,711 $ 4,004,398
Shares (unlimited number of shares authorized with no par value):
Fund Shares 159,460 104,703 167,929
Institutional Shares 289,750 42,843 174,290
Class A 13,561 — 3,359
Class C 2,534 — —
Class R6 105,122 312 1,219
Total 570,427 147,858 346,797
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9 .20 $ 6 .79 $ 11 .55
Institutional Shares 9 .20 6 .78 11 .54
Class A 9 .19 — 11 .50
Class C(e) 9 .20 — —
Class R6 9 .20 6 .79 11 .55
Maximum Sales Charge — Class A 2 .25% — % 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .40 $ — $ 11 .76
(a) Includes $31,800 thousand of securities on loan.
(b) Includes $37,411 thousand of securities on loan.
(c) Includes $31,126 thousand of securities on loan.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
April 30, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $2,727,367 and $293,489) $ 2,751,686 (a) $ 292,249 (b)
Cash 6,879 997
Deposit with broker for futures contracts 8 —
Receivables:
Dividends, interest, and securities lending income 20,553 1,700
Capital shares issued 2,322 1,414
Investments sold 302 1,051
From Adviser 2 —
Prepaid expenses 64 24
Total Assets 2,781,816 297,435
Liabilities:
Payables:
Collateral received on loaned securities 5,275 1,001
Distributions 324 18
Investments purchased 22,983 9,268
Capital shares redeemed 2,103 399
Accrued expenses and other payables:
Investment advisory fees 552 65
Administration fees 247 30
Custodian fees 19 4
Transfer agent fees 258 20
Compliance fees 2 — (c)
Trustees' fees 1 1
12b-1 fees 6 — (c)
Other accrued expenses 82 43
Total Liabilities 31,852 10,849
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,764,664 290,320
Total accumulated earnings (loss) (14,700) (3,734)
Net Assets $ 2,749,964 $ 286,586
Net Assets:
Fund Shares $ 770,416 $ 167,586
Institutional Shares 1,622,966 110,004
Class A 59,884 401
Class R6 296,698 8,595
Total $ 2,749,964 $ 286,586
Shares (unlimited number of shares authorized with no par value):
Fund Shares 84,308 16,654
Institutional Shares 177,728 10,931
Class A 6,552 40
Class R6 32,450 853
Total 301,038 28,478
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9 .14 $ 10 .06
Institutional Shares 9 .13 10 .06
Class A 9 .14 10 .07
Class R6 9 .14 10 .07
Maximum Sales Charge — Class A 2 .25% — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .35 $ —
(a) Includes $5,128 thousand of securities on loan.
(b) Includes $976 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Investment Income:
Dividends $ 1,278 $ 1,761 $ 2,524
Interest 256,900 81,928 197,874
Securities lending (net of fees) 334 502 307
Foreign tax withholding — — —(a)
Total Income 258,512 84,191 200,705
Expenses:
Investment advisory fees 17,175 4,850 13,645
Administration fees — Fund Shares 2,199 1,108 3,035
Administration fees — Institutional Shares 2,589 294 2,342
Administration fees — Class A 169 — 62
Administration fees — Class C 27 — —
Administration fees — Class R6 437 1 6
Sub-Administration fees 30 25 30
12b-1 fees — Class A 281 — 104
12b-1 fees — Class C 183 — —
Custodian fees 336 149 180
Transfer agent fees — Fund Shares 1,623 892 2,240
Transfer agent fees — Institutional Shares 2,709 308 2,448
Transfer agent fees — Class A 118 — 43
Transfer agent fees — Class C 19 — —
Transfer agent fees — Class R6 128 —(a) 2
Trustees' fees 46 45 46
Compliance fees 42 9 37
Legal and audit fees 67 104 60
State registration and filing fees 403 64 105
Interfund lending fees 2 2 3
Other expenses 422 105 299
Recoupment of prior expenses waived/reimbursed by Adviser 48 51 101
Total Expenses 29,053 8,007 24,788
Expenses waived/reimbursed by Adviser (442) (82) (88)
Net Expenses 28,611 7,925 24,700
Net Investment Income (Loss) 229,901 76,266 176,005
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (46,338) (8,923) (59,624)
Net realized gains (losses) from futures contracts (7,637) (376) —
Net change in unrealized appreciation/depreciation on investment securities 191,878 11,357 214,589
Net change in unrealized appreciation/depreciation on futures contracts 13,251 1,202 —
Net realized/unrealized gains (losses) on investments 151,154 3,260 154,965
Change in net assets resulting from operations $ 381,055 $ 79,526 $ 330,970
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended April 30, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Dividends $ 642 $ —
Interest 131,142 16,163
Securities lending (net of fees) 134 5
Foreign tax withholding —(a) —
Total Income 131,918 16,168
Expenses:
Investment advisory fees 6,522 709
Administration fees — Fund Shares 1,173 230
Administration fees — Institutional Shares 1,552 116
Administration fees — Class A 70 1
Administration fees — Class R6 121 5
Sub-Administration fees 30 25
12b-1 fees — Class A 116 1
Custodian fees 110 23
Transfer agent fees — Fund Shares 1,111 141
Transfer agent fees — Institutional Shares 1,625 122
Transfer agent fees — Class A 49 —(a)
Transfer agent fees — Class R6 36 1
Trustees' fees 45 52
Compliance fees 22 2
Legal and audit fees 59 57
State registration and filing fees 108 52
Interfund lending fees 4 —(a)
Other expenses 208 57
Recoupment of prior expenses waived/reimbursed by Adviser 48 36
Total Expenses 13,009 1,630
Expenses waived/reimbursed by Adviser (15) (31)
Net Expenses 12,994 1,599
Net Investment Income (Loss) 118,924 14,569
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 915 262
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 66,447 1,159
Net realized/unrealized gains (losses) on investments 67,362 1,421
Change in net assets resulting from operations $ 186,286 $ 15,990
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 229,901 $ 160,770 $ 76,266 $ 78,766 $ 176,005 $ 181,718
Net realized gains (losses) (53,975) (90,531) (9,299) (27,884) (59,624) (127,942)
Net change in unrealized
appreciation/depreciation 205,129 (51,637) 12,559 35,995 214,589 9,142
Change in net assets resulting from
operations 381,055 18,602 79,526 86,877 330,970 62,918
Distributions to Shareholders:
Fund Shares (65,492) (61,901) (53,515) (57,006) (79,113) (84,419)
Institutional Shares (117,948) (77,077) (21,548) (21,303) (92,359) (98,138)
Class A (4,773) (2,967) — (146) (a) (1,527) (1,770)
Class C (659) (164) — — — —
Class R6 (41,095) (18,769) (119) (77) (501) (350)
Change in net assets resulting from
distributions to shareholders (229,967) (160,878) (75,182) (78,532) (173,500) (184,677)
Change in net assets resulting from
capital transactions 580,391 1,460,167 (22,377) (1,946) (559,398) (356,890)
Change in net assets 731,479 1,317,891 (18,033) 6,399 (401,928) (478,649)
Net Assets:
Beginning of period 4,518,181 3,200,290 1,021,744 1,015,345 4,406,326 4,884,975
End of period $ 5,249,660 $ 4,518,181 $ 1,003,711 $ 1,021,744 $ 4,004,398 $ 4,406,326
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 283,780 $ 282,239 $ 66,385 $ 57,817 $ 125,729 $ 128,480
Distributions reinvested 63,530 59,924 48,696 52,080 75,764 80,900
Cost of shares redeemed (341,720) (327,028) (149,839) (121,334) (362,030) (387,301)
Total Fund Shares $ 5,590 $ 15,135 $ (34,758) $ (11,437) $ (160,537) $ (177,921)
Institutional Shares
Proceeds from shares issued $ 817,004 $ 1,238,643 $ 21,416 $ 8,943 $ 246,117 $ 377,021
Distributions reinvested 107,038 71,083 21,526 21,280 92,136 97,964
Cost of shares redeemed (654,686) (321,549) (31,393) (19,058) (734,591) (649,172)
Total Institutional Shares $ 269,356 $ 988,177 $ 11,549 $ 11,165 $ (396,338) $ (174,187)
Class A
Proceeds from shares issued $ 52,952 $ 41,558 $ — $ 246 (a) $ 567 $ 417
Distributions reinvested 4,490 2,879 — 141 (a) 1,486 1,725
Cost of shares redeemed (23,694) (13,808) — (2,580) (a) (8,459) (9,191)
Total Class A $ 33,748 $ 30,629 $ — $ (2,193) $ (6,406) $ (7,049)
Class C
Proceeds from shares issued $ 14,314 $ 9,427 $ — $ — $ — $ —
Distributions reinvested 606 159 — — — —
Cost of shares redeemed (2,377) (527) — — — —
Total Class C $ 12,543 $ 9,059 $ — $ — $ — $ —
Class R6
Proceeds from shares issued $ 446,411 $ 482,973 $ 1,653 $ 966 $ 8,552 $ 5,037
Distributions reinvested 40,963 18,675 119 77 501 348
Cost of shares redeemed (228,220) (84,481) (940) (524) (5,170) (3,118)
Total Class R6 $ 259,154 $ 417,167 $ 832 $ 519 $ 3,883 $ 2,267
Change in net assets resulting from
capital transactions $ 580,391 $ 1,460,167 $ (22,377) $ (1,946) $ (559,398) $ (356,890)
Share Transactions:
Fund Shares
Issued 30,820 31,192 9,676 8,556 10,897 11,462
Reinvested 6,911 6,651 7,124 7,734 6,595 7,252
Redeemed (37,213) (36,449) (21,886) (17,972) (31,429) (34,651)
Total Fund Shares 518 1,394 (5,086) (1,682) (13,937) (15,937)
Institutional Shares
Issued 88,885 137,818 3,115 1,321 21,294 33,600
Reinvested 11,642 7,886 3,154 3,164 8,025 8,791
Redeemed (71,449) (35,805) (4,609) (2,815) (63,880) (58,082)
Total Institutional Shares 29,078 109,899 1,660 1,670 (34,561) (15,691)
Class A
Issued 5,775 4,615 — 36 (a) 50 37
Reinvested 489 320 — 21 130 155
Redeemed (2,589) (1,537) — (377) (a) (738) (824)
Total Class A 3,675 3,398 — (320) (558) (632)
Class C
Issued 1,549 1,046 — — — —
Reinvested 66 18 — — — —
Redeemed (259) (58) — — — —
Total Class C 1,356 1,006 — — — —
Class R6
Issued 48,638 53,559 242 142 739 449
Reinvested 4,454 2,071 17 11 44 31
Redeemed (24,894) (9,391) (138) (77) (449) (279)
Total Class R6 28,198 46,239 121 76 334 201
Change in Shares 62,825 161,936 (3,305) (256) (48,722) (32,059)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 118,924 $ 96,848 $ 14,569 $ 16,105
Net realized gains (losses) 915 (15,621) 262 10
Net change in unrealized appreciation/depreciation 66,447 52,461 1,159 3,354
Change in net assets resulting from operations 186,286 133,688 15,990 19,469
Distributions to Shareholders:
Fund Shares (34,827) (33,258) (7,977) (8,100)
Institutional Shares (70,745) (58,195) (6,084) (7,448)
Class A (1,992) (628) (19) (13)
Class R6 (11,400) (8,199) (490) (551)
Change in net assets resulting from distributions to shareholders (118,964) (100,280) (14,570) (16,112)
Change in net assets resulting from capital transactions 233,782 13,169 (11,241) (21,471)
Change in net assets 301,104 46,577 (9,821) (18,114)
Net Assets:
Beginning of period 2,448,860 2,402,283 296,407 314,521
End of period $ 2,749,964 $ 2,448,860 $ 286,586 $ 296,407

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 162,684 $ 158,356 $ 46,675 $ 24,819
Distributions reinvested 33,840 32,355 7,746 7,899
Cost of shares redeemed (228,261) (248,720) (40,245) (47,998)
Total Fund Shares $ (31,737) $ (58,009) $ 14,176 $ (15,280)
Institutional Shares
Proceeds from shares issued $ 429,492 $ 350,648 $ 62,338 $ 102,950
Distributions reinvested 68,167 56,487 6,084 7,338
Cost of shares redeemed (354,445) (364,058) (89,026) (125,008)
Total Institutional Shares $ 143,214 $ 43,077 $ (20,604) $ (14,720)
Class A
Proceeds from shares issued $ 44,507 $ 11,156 $ 277 $ 306
Distributions reinvested 1,847 598 19 11
Cost of shares redeemed (7,483) (6,886) (212) (139)
Total Class A $ 38,871 $ 4,868 $ 84 $ 178
Class R6
Proceeds from shares issued $ 161,451 $ 107,394 $ 3,138 $ 9,735
Distributions reinvested 11,399 8,192 490 551
Cost of shares redeemed (89,416) (92,353) (8,525) (1,935)
Total Class R6 $ 83,434 $ 23,233 $ (4,897) $ 8,351
Change in net assets resulting from capital transactions $ 233,782 $ 13,169 $ (11,241) $ (21,471)
Share Transactions:
Fund Shares
Issued 17,911 18,003 4,635 2,491
Reinvested 3,726 3,664 769 793
Redeemed (25,167) (28,284) (3,999) (4,821)
Total Fund Shares (3,530) (6,617) 1,405 (1,537)
Institutional Shares
Issued 47,373 39,783 6,192 10,360
Reinvested 7,510 6,400 604 737
Redeemed (39,046) (41,397) (8,846) (12,561)
Total Institutional Shares 15,837 4,786 (2,050) (1,464)
Class A
Issued 4,922 1,258 27 31
Reinvested 203 68 2 1
Redeemed (824) (782) (21) (14)
Total Class A 4,301 544 8 18
Class R6
Issued 17,769 12,180 310 981
Reinvested 1,254 927 49 55
Redeemed (9,844) (10,478) (846) (195)
Total Class R6 9,179 2,629 (487) 841
Change in Shares 25,787 1,342 (1,124) (2,142)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $9.26 $9.53 $11.06 $11.21 $10.78
Investment Activities:
Net investment income (loss)(b) 0.41 0.39 0.26 0.25 0.28 0.36
Net realized and unrealized gains (losses) 0.30 (0.36) (0.27) (1.25) 0.25 0.58
Total from Investment Activities 0.71 0.03 (0.01) (1.00) 0.53 0.94
Distributions to Shareholders from:
Net investment income (0.41) (0.39) (0.26) (0.25) (0.28) (0.36)
Net realized gains — — — (0.28) (0.40) (0.15)
Total Distributions (0.41) (0.39) (0.26) (0.53) (0.68) (0.51)
Net Asset Value, End of Period $9.20 $8.90 $9.26 $9.53 $11.06 $11.21
Total Return(c)(d) 8.08% 0.38% (0.05)% (9.39)% 4.83% 8.94%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.66% 0.66% 0.65% 0.63% 0.58%
Net Investment Income (Loss)(e) 4.47% 4.35% 3.76% 2.39% 2.50% 3.32%
Gross Expenses(e)(f) 0.64% 0.66% 0.67% 0.65% 0.63% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $1,467,309 $1,414,540 $1,458,472 $1,549,932 $1,909,199 $1,960,334
Portfolio Turnover(c)(g) 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.78
Investment Activities:
Net investment income (loss)(b) 0.42 0.40 0.26 0.25 0.28 0.37
Net realized and unrealized gains (losses) 0.30 (0.36) (0.28) (1.24) 0.24 0.59
Total from Investment Activities 0.72 0.04 (0.02) (0.99) 0.52 0.96
Distributions to Shareholders from:
Net investment income (0.42) (0.40) (0.26) (0.25) (0.28) (0.37)
Net realized gains — — — (0.28) (0.40) (0.15)
Total Distributions (0.42) (0.40) (0.26) (0.53) (0.68) (0.52)
Net Asset Value, End of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Total Return(c)(d) 8.17% 0.46% (0.10)% (9.24)% 4.80% 9.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.57% 0.59% 0.58% 0.57% 0.51%
Net Investment Income (Loss)(e) 4.55% 4.46% 3.82% 2.46% 2.56% 3.39%
Gross Expenses(e)(f) 0.56% 0.59% 0.62% 0.60% 0.59% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $2,666,808 $2,320,468 $1,396,075 $1,499,048 $1,901,458 $1,791,887
Portfolio Turnover(c)(g) 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.89 $9.25 $9.52 $11.05 $11.20 $10.77
Investment Activities:
Net investment income (loss)(b) 0.39 0.37 0.24 0.22 0.25 0.33
Net realized and unrealized gains (losses) 0.30 (0.36) (0.27) (1.25) 0.25 0.58
Total from Investment Activities 0.69 0.01 (0.03) (1.03) 0.50 0.91
Distributions to Shareholders from:
Net investment income (0.39) (0.37) (0.24) (0.22) (0.25) (0.33)
Net realized gains — — — (0.28) (0.40) (0.15)
Total Distributions (0.39) (0.37) (0.24) (0.50) (0.65) (0.48)
Net Asset Value, End of Period $9.19 $8.89 $9.25 $9.52 $11.05 $11.20
Total Return(c)(d) 7.83% 0.13% (0.24)% (9.64)% 4.55% 8.66%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.91% 0.92% 0.92% 0.91% 0.86%
Net Investment Income (Loss)(e) 4.24% 4.13% 3.52% 2.16% 2.22% 3.06%
Gross Expenses(e)(f) 0.88% 0.91% 0.93% 0.92% 0.92% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $124,634 $87,880 $59,996 $52,190 $46,911 $45,991
Portfolio Turnover(c)(g) 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
June 29,
2020(b)
through
July 31, 2020
Net Asset Value, Beginning of Period $8.89 $9.25 $9.53 $11.05 $11.20 $10.99
Investment Activities:
Net investment income (loss)(c) 0.33 0.32 0.19 0.15 0.16 0.02
Net realized and unrealized gains (losses) 0.31 (0.37) (0.27) (1.23) 0.27 0.21
Total from Investment Activities 0.64 (0.05) (0.08) (1.08) 0.43 0.23
Distributions to Shareholders from:
Net investment income (0.33) (0.31) (0.20) (0.16) (0.18) (0.02)
Net realized gains — — — (0.28) (0.40) —
Total Distributions (0.33) (0.31) (0.20) (0.44) (0.58) (0.02)
Net Asset Value, End of Period $9.20 $8.89 $9.25 $9.53 $11.05 $11.20
Total Return(d)(e) 7.25% (0.51)% (0.82)% (10.11)% 3.90% 2.09%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.53% 1.54% 1.56% 1.54% 1.53% 1.53%
Net Investment Income (Loss)(f) 3.60% 3.55% 2.85% 1.51% 1.50% 2.06%
Gross Expenses(f)(g) 1.68% 1.93% 2.82% 1.99% 2.60% 175.78%
Supplemental Data:
Net Assets at end of period (000's) $23,307 $10,474 $1,594 $2,059 $2,544 $19
Portfolio Turnover(d)(h) 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.79
Investment Activities:
Net investment income (loss)(b) 0.43 0.42 0.28 0.27 0.29 0.37
Net realized and unrealized gains (losses) 0.30 (0.37) (0.29) (1.24) 0.25 0.59
Total from Investment Activities 0.73 0.05 (0.01) (0.97) 0.54 0.96
Distributions to Shareholders from:
Net investment income (0.43) (0.41) (0.27) (0.27) (0.30) (0.38)
Net realized gains — — — (0.28) (0.40) (0.15)
Total Distributions (0.43) (0.41) (0.27) (0.55) (0.70) (0.53)
Net Asset Value, End of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Total Return(c)(d) 8.32% 0.62% 0.03% (9.08)% 4.97% 9.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.41% 0.42% 0.42% 0.41% 0.42% 0.39%
Net Investment Income (Loss)(e) 4.70% 4.62% 4.04% 2.70% 2.65% 3.45%
Gross Expenses(e)(f) 0.43% 0.42% 0.44% 0.43% 0.46% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $967,602 $684,819 $284,153 $163,640 $87,708 $26,359
Portfolio Turnover(c)(g) 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.76 $6.71 $6.91 $7.92 $7.44 $7.91
Investment Activities:
Net investment income (loss)(b) 0.50 0.52 0.33 0.37 0.39 0.44
Net realized and unrealized gains (losses) 0.03 0.05 (0.20) (1.00) 0.47 (0.47)
Total from Investment Activities 0.53 0.57 0.13 (0.63) 0.86 (0.03)
Distributions to Shareholders from:
Net investment income (0.50) (0.52) (0.33) (0.38) (0.38) (0.44)
Total Distributions (0.50) (0.52) (0.33) (0.38) (0.38) (0.44)
Net Asset Value, End of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.44
Total Return(c)(d) 8.01% 8.78% 2.00% (8.17)% 11.84% (0.27)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.79% 0.81% 0.78% 0.75% 0.75% 0.81%
Net Investment Income (Loss)(e) 7.35% 7.69% 6.53% 4.93% 5.01% 5.82%
Gross Expenses(e)(f) 0.79% 0.81% 0.79% 0.75% 0.75% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $711,083 $742,382 $747,751 $782,254 $962,971 $1,027,510
Portfolio Turnover(c)(g) 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.75 $6.70 $6.90 $7.91 $7.43 $7.90
Investment Activities:
Net investment income (loss)(b) 0.51 0.52 0.33 0.38 0.39 0.44
Net realized and unrealized gains (losses) 0.02 0.05 (0.19) (1.00) 0.48 (0.47)
Total from Investment Activities 0.53 0.57 0.14 (0.62) 0.87 (0.03)
Distributions to Shareholders from:
Net investment income (0.50) (0.52) (0.34) (0.39) (0.39) (0.44)
Total Distributions (0.50) (0.52) (0.34) (0.39) (0.39) (0.44)
Net Asset Value, End of Period $6.78 $6.75 $6.70 $6.90 $7.91 $7.43
Total Return(c)(d) 8.12% 8.89% 2.11% (8.08)% 11.93% (0.19)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.70% 0.72% 0.64% 0.64% 0.67% 0.72%
Net Investment Income (Loss)(e) 7.43% 7.78% 6.65% 5.00% 5.08% 5.91%
Gross Expenses(e)(f) 0.72% 0.73% 0.66% 0.65% 0.68% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $290,512 $278,069 $264,669 $317,913 $801,226 $798,688
Portfolio Turnover(c)(g) 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.76 $6.71 $6.91 $7.92 $7.43 $7.90
Investment Activities:
Net investment income (loss)(b) 0.51 0.53 0.34 0.41 0.40 0.45
Net realized and unrealized gains (losses) 0.03 0.05 (0.20) (1.00) 0.49 (0.47)
Total from Investment Activities 0.54 0.58 0.14 (0.59) 0.89 (0.02)
Distributions to Shareholders from:
Net investment income (0.51) (0.53) (0.34) (0.42) (0.40) (0.45)
Total Distributions (0.51) (0.53) (0.34) (0.42) (0.40) (0.45)
Net Asset Value, End of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.43
Total Return(c)(d) 8.16% 8.90% 2.19% (7.65)% 12.25% (0.12)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.68% 0.56% 0.22% 0.58% 0.64%
Net Investment Income (Loss)(e) 7.46% 7.85% 6.75% 5.51% 5.25% 5.98%
Gross Expenses(e)(f) 1.83% 2.17% 3.06% 4.07% 0.92% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $2,116 $1,293 $774 $763 $463 $5,323
Portfolio Turnover(c)(g) 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Income Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.15 $11.43 $11.80 $13.83 $13.95 $13.28
Investment Activities:
Net investment income (loss)(b) 0.46 0.44 0.29 0.36 0.40 0.43
Net realized and unrealized gains (losses) 0.39 (0.27) (0.37) (1.76) 0.11 0.69
Total from Investment Activities 0.85 0.17 (0.08) (1.40) 0.51 1.12
Distributions to Shareholders from:
Net investment income (0.45) (0.45) (0.29) (0.36) (0.40) (0.41)
Net realized gains — — — (0.27) (0.23) (0.04)
Total Distributions (0.45) (0.45) (0.29) (0.63) (0.63) (0.45)
Net Asset Value, End of Period $11.55 $11.15 $11.43 $11.80 $13.83 $13.95
Total Return(c)(d) 7.73% 1.53% (0.64)% (10.41)% 3.75% 8.64%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.59% 0.59% 0.58% 0.46% 0.44% 0.50%
Net Investment Income (Loss)(e) 3.96% 3.92% 3.40% 2.78% 2.90% 3.22%
Gross Expenses(e)(f) 0.59% 0.60% 0.59% 0.46% 0.44% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $1,939,750 $2,026,932 $2,260,747 $2,472,982 $3,089,682 $3,292,322
Portfolio Turnover(c)(g) 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.14 $11.42 $11.79 $13.82 $13.94 $13.27
Investment Activities:
Net investment income (loss)(b) 0.46 0.44 0.29 0.36 0.41 0.44
Net realized and unrealized gains (losses) 0.40 (0.27) (0.37) (1.75) 0.11 0.69
Total from Investment Activities 0.86 0.17 (0.08) (1.39) 0.52 1.13
Distributions to Shareholders from:
Net investment income (0.46) (0.45) (0.29) (0.37) (0.41) (0.42)
Net realized gains — — — (0.27) (0.23) (0.04)
Total Distributions (0.46) (0.45) (0.29) (0.64) (0.64) (0.46)
Net Asset Value, End of Period $11.54 $11.14 $11.42 $11.79 $13.82 $13.94
Total Return(c)(d) 7.80% 1.58% (0.62)% (10.37)% 3.80% 8.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.53% 0.55% 0.54% 0.41% 0.40% 0.45%
Net Investment Income (Loss)(e) 4.01% 3.96% 3.44% 2.81% 2.95% 3.28%
Gross Expenses(e)(f) 0.53% 0.55% 0.55% 0.41% 0.40% 0.45%
Supplemental Data:
Net Assets at end of period (000's) $2,011,922 $2,326,045 $2,564,595 $2,914,607 $4,898,801 $4,978,740
Portfolio Turnover(c)(g) 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Income Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.10 $11.39 $11.76 $13.79 $13.91 $13.24
Investment Activities:
Net investment income (loss)(b) 0.42 0.41 0.27 0.32 0.36 0.40
Net realized and unrealized gains (losses) 0.40 (0.28) (0.38) (1.75) 0.11 0.69
Total from Investment Activities 0.82 0.13 (0.11) (1.43) 0.47 1.09
Distributions to Shareholders from:
Net investment income (0.42) (0.42) (0.26) (0.33) (0.36) (0.38)
Net realized gains — — — (0.27) (0.23) (0.04)
Total Distributions (0.42) (0.42) (0.26) (0.60) (0.59) (0.42)
Net Asset Value, End of Period $11.50 $11.10 $11.39 $11.76 $13.79 $13.91
Total Return(c)(d) 7.51% 1.20% (0.83)% (10.65)% 3.50% 8.40%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.84% 0.85% 0.83% 0.71% 0.70% 0.77%
Net Investment Income (Loss)(e) 3.70% 3.66% 3.15% 2.53% 2.64% 2.96%
Gross Expenses(e)(f) 0.90% 0.88% 0.87% 0.72% 0.71% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $38,648 $43,490 $51,813 $58,054 $77,209 $87,216
Portfolio Turnover(c)(g) 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.14 $11.43 $11.80 $13.83 $13.95 $13.27
Investment Activities:
Net investment income (loss)(b) 0.47 0.46 0.30 0.38 0.42 0.45
Net realized and unrealized gains (losses) 0.41 (0.29) (0.38) (1.76) 0.11 0.70
Total from Investment Activities 0.88 0.17 (0.08) (1.38) 0.53 1.15
Distributions to Shareholders from:
Net investment income (0.47) (0.46) (0.29) (0.38) (0.42) (0.43)
Net realized gains — — — (0.27) (0.23) (0.04)
Total Distributions (0.47) (0.46) (0.29) (0.65) (0.65) (0.47)
Net Asset Value, End of Period $11.55 $11.14 $11.43 $11.80 $13.83 $13.95
Total Return(c)(d) 7.99% 1.58% (0.58)% (10.28)% 3.90% 8.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.45% 0.49% 0.32% 0.30% 0.37%
Net Investment Income (Loss)(e) 4.12% 4.07% 3.50% 2.93% 3.07% 3.35%
Gross Expenses(e)(f) 0.52% 0.57% 0.74% 0.45% 0.35% 0.37%
Supplemental Data:
Net Assets at end of period (000's) $14,078 $9,859 $7,820 $6,979 $8,094 $21,794
Portfolio Turnover(c)(g) 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Investment Activities:
Net investment income (loss)(b) 0.40 0.35 0.19 0.17 0.23 0.26
Net realized and unrealized gains (losses) 0.24 0.14 (0.04) (0.46) 0.10 0.08
Total from Investment Activities 0.64 0.49 0.15 (0.29) 0.33 0.34
Distributions to Shareholders from:
Net investment income (0.40) (0.36) (0.20) (0.19) (0.23) (0.26)
Net realized gains — — — (0.05) (0.04) —(c)
Total Distributions (0.40) (0.36) (0.20) (0.24) (0.27) (0.26)
Net Asset Value, End of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 7.36% 5.73% 1.70% (3.18)% 3.60% 3.79%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.57% 0.59% 0.59% 0.56% 0.54% 0.52%
Net Investment Income (Loss)(f) 4.45% 3.96% 2.86% 1.92% 2.44% 2.82%
Gross Expenses(f)(g) 0.57% 0.59% 0.59% 0.56% 0.54% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $770,416 $781,752 $828,710 $927,583 $1,015,085 $1,040,688
Portfolio Turnover(d)(h) 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.89 $8.77 $8.82 $9.35 $9.29 $9.20
Investment Activities:
Net investment income (loss)(b) 0.41 0.36 0.19 0.18 0.23 0.27
Net realized and unrealized gains (losses) 0.24 0.13 (0.04) (0.46) 0.11 0.09
Total from Investment Activities 0.65 0.49 0.15 (0.28) 0.34 0.36
Distributions to Shareholders from:
Net investment income (0.41) (0.37) (0.20) (0.20) (0.24) (0.27)
Net realized gains — — — (0.05) (0.04) —(c)
Total Distributions (0.41) (0.37) (0.20) (0.25) (0.28) (0.27)
Net Asset Value, End of Period $9.13 $8.89 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 7.47% 5.72% 1.77% (3.09)% 3.68% 4.01%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.47% 0.49% 0.50% 0.48% 0.46% 0.42%
Net Investment Income (Loss)(f) 4.55% 4.07% 2.95% 2.00% 2.51% 2.92%
Gross Expenses(f)(g) 0.47% 0.49% 0.50% 0.48% 0.46% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $1,622,966 $1,439,848 $1,377,404 $1,681,332 $2,020,237 $1,777,916
Portfolio Turnover(d)(h) 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Investment Activities:
Net investment income (loss)(b) 0.39 0.34 0.18 0.16 0.21 0.24
Net realized and unrealized gains (losses) 0.24 0.14 (0.04) (0.47) 0.10 0.08
Total from Investment Activities 0.63 0.48 0.14 (0.31) 0.31 0.32
Distributions to Shareholders from:
Net investment income (0.39) (0.35) (0.19) (0.17) (0.21) (0.24)
Net realized gains — — — (0.05) (0.04) —(c)
Total Distributions (0.39) (0.35) (0.19) (0.22) (0.25) (0.24)
Net Asset Value, End of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 7.17% 5.54% 1.56% (3.37)% 3.38% 3.58%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.77% 0.77% 0.76% 0.74% 0.73%
Net Investment Income (Loss)(f) 4.28% 3.80% 2.69% 1.73% 2.24% 2.61%
Gross Expenses(f)(g) 0.78% 0.87% 0.90% 0.89% 1.03% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $59,884 $20,034 $14,974 $15,489 $12,031 $11,236
Portfolio Turnover(d)(h) 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $8.90 $8.78 $8.83 $9.36 $9.30 $9.21
Investment Activities:
Net investment income (loss)(b) 0.43 0.37 0.21 0.20 0.23 0.27
Net realized and unrealized gains (losses) 0.24 0.14 (0.05) (0.47) 0.11 0.09
Total from Investment Activities 0.67 0.51 0.16 (0.27) 0.34 0.36
Distributions to Shareholders from:
Net investment income (0.43) (0.39) (0.21) (0.21) (0.24) (0.27)
Net realized gains — — — (0.05) (0.04) —(c)
Total Distributions (0.43) (0.39) (0.21) (0.26) (0.28) (0.27)
Net Asset Value, End of Period $9.14 $8.90 $8.78 $8.83 $9.36 $9.30
Total Return(d)(e) 7.61% 5.87% 1.89% (2.98)% 3.71% 4.04%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.33% 0.33% 0.34% 0.36% 0.42% 0.39%
Net Investment Income (Loss)(f) 4.70% 4.23% 3.18% 2.20% 2.50% 2.96%
Gross Expenses(f)(g) 0.33% 0.33% 0.34% 0.36% 0.49% 0.45%
Supplemental Data:
Net Assets at end of period (000's) $296,698 $207,226 $181,195 $110,978 $16,111 $7,950
Portfolio Turnover(d)(h) 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.52 0.51 0.14 0.19 0.09 0.20
Net realized and unrealized gains (losses) 0.05 0.10 0.06 (0.26) (0.01) 0.08
Total from Investment Activities 0.57 0.61 0.20 (0.07) 0.08 0.28
Distributions to Shareholders from:
Net investment income (0.52) (0.51) (0.14) (0.20) (0.09) (0.20)
Total Distributions (0.52) (0.51) (0.14) (0.20) (0.09) (0.20)
Net Asset Value, End of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Total Return(c)(d) 5.86% 6.28% 2.05% (0.68)% 0.80% 2.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.59% 0.62% 0.66% 0.63% 0.62% 0.60%
Net Investment Income (Loss)(e) 5.20% 5.09% 4.32% 1.96% 0.89% 2.01%
Gross Expenses(e)(f) 0.59% 0.62% 0.68% 0.63% 0.62% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $167,586 $152,686 $166,303 $169,400 $210,831 $212,503
Portfolio Turnover(c)(g) 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.53 0.51 0.15 0.20 0.10 0.19
Net realized and unrealized gains (losses) 0.05 0.10 0.05 (0.26) (0.01) 0.09
Total from Investment Activities 0.58 0.61 0.20 (0.06) 0.09 0.28
Distributions to Shareholders from:
Net investment income (0.53) (0.51) (0.14) (0.21) (0.10) (0.20)
Total Distributions (0.53) (0.51) (0.14) (0.21) (0.10) (0.20)
Net Asset Value, End of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Total Return(c)(d) 5.88% 6.33% 2.07% (0.62)% 0.87% 2.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.57% 0.57% 0.58% 0.57% 0.55% 0.56%
Net Investment Income (Loss)(e) 5.23% 5.14% 4.45% 2.03% 0.96% 1.86%
Gross Expenses(e)(f) 0.57% 0.58% 0.60% 0.67% 0.55% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $110,004 $129,978 $143,135 $102,043 $79,662 $56,042
Portfolio Turnover(c)(g) 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $10.02 $9.91 $9.85 $10.12 $10.13 $9.90
Investment Activities:
Net investment income (loss)(c) 0.50 0.49 0.13 0.27 0.07 0.07
Net realized and unrealized gains (losses) 0.05 0.10 0.06 (0.36) (0.01) 0.23
Total from Investment Activities 0.55 0.59 0.19 (0.09) 0.06 0.30
Distributions to Shareholders from:
Net investment income (0.50) (0.48) (0.13) (0.18) (0.07) (0.07)
Total Distributions (0.50) (0.48) (0.13) (0.18) (0.07) (0.07)
Net Asset Value, End of Period $10.07 $10.02 $9.91 $9.85 $10.12 $10.13
Total Return(d)(e) 5.60% 6.09% 1.96% (0.91)% 0.57% 3.02%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.85% 0.86% 0.92% 0.85% 0.85% 0.84%
Net Investment Income (Loss)(f) 4.96% 4.90% 4.07% 2.77% 0.65% 1.32%
Gross Expenses(f)(g) 5.13% 8.30% 11.79% 2.73% 14.86% 108.95%
Supplemental Data:
Net Assets at end of period (000's) $401 $315 $135 $133 $59 $19
Portfolio Turnover(d)(h) 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.02 $9.92 $9.86 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.54 0.54 0.15 0.25 0.11 0.21
Net realized and unrealized gains (losses) 0.05 0.09 0.06 (0.30) (0.02) 0.09
Total from Investment Activities 0.59 0.63 0.21 (0.05) 0.09 0.30
Distributions to Shareholders from:
Net investment income (0.54) (0.53) (0.15) (0.21) (0.10) (0.22)
Total Distributions (0.54) (0.53) (0.15) (0.21) (0.10) (0.22)
Net Asset Value, End of Period $10.07 $10.02 $9.92 $9.86 $10.12 $10.13
Total Return(c)(d) 6.02% 6.49% 2.12% (0.43)% 0.91% 3.02%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.42% 0.41% 0.44% 0.47% 0.48% 0.41%
Net Investment Income (Loss)(e) 5.39% 5.37% 4.53% 2.56% 1.09% 2.15%
Gross Expenses(e)(f) 0.58% 0.55% 0.83% 0.83% 0.49% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $8,595 $13,428 $4,948 $5,309 $2,223 $7,648
Portfolio Turnover(c)(g) 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2025
Victory Portfolios III
126
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class A was liquidated.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6
Victory High Income Fund* High Income Fund Fund Shares, Institutional Shares,
and Class R6
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
127
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 1,047,956 $ — $ 1,047,956
Collateralized Loan Obligations ................................... — 90,201 — 90,201
Collateralized Mortgage Obligations ................................ — 471,029 — 471,029
Preferred Stocks ............................................... 16,928 — — 16,928
Senior Secured Loans ........................................... — 80,648 — 80,648
Corporate Bonds .............................................. — 1,067,723 — 1,067,723
Yankee Dollars ............................................... — 322,263 — 322,263
Municipal Bonds .............................................. — 238,519 — 238,519
U.S. Government Agency Mortgages ................................ — 907,366 — 907,366
U.S. Treasury Obligations ........................................ — 888,785 — 888,785
Commercial Paper ............................................. — 67,591 — 67,591
Collateral for Securities Loaned ................................... 33,127 — — 33,127
Total ....................................................... $ 50,055 $ 5,182,081 $ — $ 5,232,136
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6,582 — — 6,582
Total ....................................................... $ 6,582 $ — $ — $ 6,582
High Income Fund
Asset-Backed Securities ......................................... — 51,110 — 51,110
Collateralized Loan Obligations ................................... — 2,998 — 2,998
Collateralized Mortgage Obligations ................................ — 12,597 — 12,597
Common Stocks ............................................... 661 284 —(a) 945
Preferred Stocks ............................................... 4,504 — — 4,504
Senior Secured Loans ........................................... — 59,992 — 59,992
Corporate Bonds .............................................. — 611,822 — 611,822
Yankee Dollars ............................................... — 150,824 — 150,824
U.S. Government Agency Mortgages ................................ — 1,979 — 1,979
Commercial Paper ............................................. — 53,447 — 53,447
Exchange-Traded Funds ......................................... 34,850 — — 34,850

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
128
Level 1 Level 2 Level 3 Total
High Income Fund, continued
Collateral for Securities Loaned ................................... $ 39,172 $ — $ — $ 39,172
Total ....................................................... $ 79,187 $ 945,053 $ —(a) $ 1,024,240
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 928 — — 928
Total ....................................................... $ 928 $ — $ — $ 928
Income Fund
Asset-Backed Securities ......................................... — 436,477 — 436,477
Collateralized Mortgage Obligations ................................ — 227,545 — 227,545
Preferred Stocks ............................................... 33,419 — — 33,419
Corporate Bonds .............................................. — 1,465,809 — 1,465,809
Yankee Dollars ............................................... — 438,990 — 438,990
Municipal Bonds .............................................. — 100,081 — 100,081
U.S. Government Agency Mortgages ................................ — 364,678 — 364,678
U.S. Treasury Obligations ........................................ — 904,838 — 904,838
Commercial Paper ............................................. — 2,199 — 2,199
Collateral for Securities Loaned ................................... 30,727 — — 30,727
Total ....................................................... $ 64,146 $ 3,940,617 $ — $ 4,004,763
Short-Term Bond Fund
Asset-Backed Securities ......................................... — 876,612 — 876,612
Collateralized Loan Obligations ................................... — 3,693 — 3,693
Collateralized Mortgage Obligations ................................ — 100,985 — 100,985
Preferred Stocks ............................................... 5,960 — — 5,960
Senior Secured Loans ........................................... — 4,963 — 4,963
Corporate Bonds .............................................. — 1,026,062 — 1,026,062
Yankee Dollars ............................................... — 215,126 — 215,126
Municipal Bonds .............................................. — 33,839 — 33,839
U.S. Government Agency Mortgages ................................ — 20,192 — 20,192
U.S. Treasury Obligations ........................................ — 404,793 — 404,793
Commercial Paper ............................................. — 54,186 — 54,186
Collateral for Securities Loaned ................................... 5,275 — — 5,275
Total ....................................................... $ 11,235 $ 2,740,451 $ — $ 2,751,686
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... — 59,357 — 59,357
Collateralized Loan Obligations ................................... — 4,046 — 4,046
Collateralized Mortgage Obligations ................................ — 30,259 — 30,259
Senior Secured Loans ........................................... — 6,485 — 6,485
Corporate Bonds .............................................. — 81,678 — 81,678
Yankee Dollars ............................................... — 50,914 — 50,914
Municipal Bonds .............................................. — 2,115 — 2,115
U.S. Government Agency Mortgages ................................ — 3,993 — 3,993
U.S. Treasury Obligations ........................................ — 2,531 — 2,531
Commercial Paper ............................................. — 49,870 — 49,870

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
129
As of April 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Level 1 Level 2 Level 3 Total
Ultra Short-Term Bond Fund, continued
Collateral for Securities Loaned ................................... $ 1,001 $ — $ — $ 1,001
Total ....................................................... $ 1,001 $ 291,248 $ — $ 292,249
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
130
Leveraged Loans:
The Funds may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as Secured
Overnight Financing Rate ("SOFR“) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread” over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended April 30, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2025 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Interest Rate Risk Exposure: 7,510,000
Core Plus Intermediate Bond Fund ....................................................................... $ 6,582
High Income Fund ................................................................................... 928

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
131
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended April 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of April 30, 2025 (amounts in thousands):
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (8,013,000) 14,453,000
Core Plus Intermediate Bond Fund ..................................................... $ (7,637) $ 13,251
High Income Fund ................................................................. (376) 1,202
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 31,800 $ — $ 33,127
High Income Fund ................................................ 37,411 — 39,172
Income Fund .................................................... 31,126 — 30,727
Short-Term Bond Fund ............................................. 5,128 — 5,275
Ultra Short-Term Bond Fund ......................................... 976 — 1,001

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
132
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 2,139,130 $ 1,341,683 $ 1,004,164 $ 1,224,319
High Income Fund ............................................... 582,895 557,863 — 5,494
Income Fund ................................................... 456,915 982,895 445,990 445,927
Short-Term Bond Fund ............................................ 988,337 944,301 192,890 40,501
Ultra Short-Term Bond Fund ........................................ 101,801 128,054 19,410 23,878

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
133
*Rounds to less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended April 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance per the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Core Plus Intermediate Bond Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
High Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Short-Term Bond Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Adviser Fee Tier Rates
First $50 million
$50 million but not
over $100 million Over $100 million
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Flat Rate
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Short-Term Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Fund 0.20%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Comparative Index
Core Plus Intermediate Bond Fund ........................................ Lipper Core Plus Bond Funds
High Income Fund .................................................... Lipper High Yield Bond Funds
Income Fund ........................................................ Lipper A Rated Bond Funds
Short-Term Bond Fund ................................................. Lipper Short Investment Grade Debt Funds
Ultra Short-Term Bond Fund ............................................. Lipper Ultra Short Obligations Funds

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
134
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2025, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund .............................. $ 750 877 30 (—)(a) 191
as annual % rate .......................................... 0.05% 0.03% 0.03% (—)(b) 0.02%
High Income Fund .......................................... $ (238) (85) N/A N/A (—)(a)
as annual % rate .......................................... (0.03)% (0.03)% N/A N/A (—)(b)
Income Fund .............................................. $ 1,376 1,627 31 N/A 5
as annual % rate .......................................... 0.07% 0.07% 0.07% N/A 0.04%
Short-Term Bond Fund ....................................... $ 431 753 9 N/A 81
as annual % rate .......................................... 0.06% 0.05% 0.02% N/A 0.03%
Ultra Short-Term Bond Fund ................................... $ 16 20 —( c) N/A 3
as annual % rate .......................................... 0.01% 0.02% — N/A 0.03%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
(c) There was no performance adjustment for Class A.
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% 0.05%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
135
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2025, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund .............................. $ 750 877 30 (—)(a) 191
as annual % rate .......................................... 0.05% 0.03% 0.03% (—)(b) 0.02%
High Income Fund .......................................... $ (238) (85) N/A N/A (—)(a)
as annual % rate .......................................... (0.03)% (0.03)% N/A N/A (—)(b)
Income Fund .............................................. $ 1,376 1,627 31 N/A 5
as annual % rate .......................................... 0.07% 0.07% 0.07% N/A 0.04%
Short-Term Bond Fund ....................................... $ 431 753 9 N/A 81
as annual % rate .......................................... 0.06% 0.05% 0.02% N/A 0.03%
Ultra Short-Term Bond Fund ................................... $ 16 20 —( c) N/A 3
as annual % rate .......................................... 0.01% 0.02% — N/A 0.03%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
(c) There was no performance adjustment for Class A.
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% 0.05%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees for are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended April 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended April 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of April 30, 2025, the expense limits (excluding voluntary waivers) are as follows:
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund ........................................... 0.10% 0.10% 0.10% 0.01%
High Income Fund ....................................................... 0.10% N/A N/A 0.01%
Income Fund ........................................................... 0.10% 0.10% N/A 0.01%
Short-Term Bond Fund .................................................... 0.10% 0.10% N/A 0.01%
Ultra Short-Term Bond Fund ................................................ 0.10% 0.10% N/A 0.01%
Class A Class C
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 8
Short-Term Bond Fund ................................................................................. 4

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
136
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2025.
For the year ended April 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of April 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Core Plus Intermediate Bond, Short-Term Bond, High Income, and Ultra Short-Term Bond Funds, are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% N/A N/A 0.65%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% N/A 0.39%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% N/A 0.39%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% N/A 0.39%
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 48
High Income Fund .................................................................................... 51
Income Fund ........................................................................................ 101
Short-Term Bond Fund ................................................................................. 48
Ultra Short-Term Bond Fund ............................................................................. 36
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Core Plus Intermediate Bond Fund ............................ $ 82 * $ 355 $ 448 $ 442 $ 1,327
High Income Fund ........................................ 11 * 53 56 82 202
Income Fund ............................................ 5 * 129 226 88 448
Short-Term Bond Fund ..................................... 2 * 14 16 15 47
Ultra Short-Term Bond Fund ................................. 71 ** 19 42 31 163

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
137
dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities held in the Funds' portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
High-Yield/Junk Bond Risk — The Funds may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the High Income and Income
Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the
Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
General Market Risk — Overall market risks may affect the value of the High Income and Income Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes;
cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Management Risk — The Funds are actively managed, and the investment techniques and risk analyses used by the Funds' portfolio managers may not produce the desired results.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds
Complex”), may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective
June 24, 2025, with a termination date of June 22, 2026, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds.
Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
138
under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
April 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2025, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Plus Intermediate Bond Fund ................... Borrower $ 10,600 $ 4,900 4.90% $ 10,600
High Income Fund ............................... Borrower — 4,352 5.11% 4,352
Income Fund ................................... Borrower — 2,752 5.33% 3,398
Short-Term Bond Fund ............................ Borrower — 3,637 5.10% 4,500
Ultra Short-Term Bond Fund ........................ Borrower — 673 5.88% 673
Declared Paid
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Year Ended April 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ........................................................... $ 229,967 $ 229,967
High Income Fund ....................................................................... 75,182 75,182
Income Fund ........................................................................... 173,500 173,500
Short-Term Bond Fund .................................................................... 118,964 118,964
Ultra Short-Term Bond Fund ................................................................ 14,570 14,570
Year Ended April 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ........................................................... $ 160,878 $ 160,878
High Income Fund ....................................................................... 78,532 78,532
Income Fund ........................................................................... 184,677 184,677
Short-Term Bond Fund .................................................................... 100,280 100,280
Ultra Short-Term Bond Fund ................................................................ 16,112 16,112

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
139
As of April 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, REIT adjustments, non-REIT return of capital adjustments, derivatives, perpetual bonds, trust preferred, and hybrid accruals on interest purchased.
During the tax year ended April 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of April 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Core Plus Intermediate Bond Fund ..... $ 1,112 $ (1,253) $ (141) $ (338,111) $ (54,333) $ (392,585)
High Income Fund ................. 4,135 — 4,135 (262,327) (19,753) (277,945)
Income Fund ..................... 9,717 — 9,717 (243,890) (301,221) (535,394)
Short-Term Bond Fund .............. 995 (324) 671 (37,797) 22,426 (14,700)
Ultra Short-Term Bond Fund .......... 1,205 (1,160) 45 (2,539) (1,240) (3,734)
Amount
Short-Term Bond Fund ................................................................................. $ (81)
Ultra Short-Term Bond Fund ............................................................................. (262)
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (72,388) $ (265,723) $ (338,111)
High Income Fund ..................................................... (29,551) (232,776) (262,327)
Income Fund ......................................................... — (243,890) (243,890)
Short-Term Bond Fund .................................................. (3,046) (34,751) (37,797)
Ultra Short-Term Bond Fund .............................................. (1,655) (884) (2,539)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Plus Intermediate Bond Fund ....................... $ 5,286,469 $ 52,643 $ (106,976) $ (54,333)
High Income Fund ................................... 1,043,993 16,631 (36,384) (19,753)
Income Fund ....................................... 4,305,984 36,153 (337,374) (301,221)
Short-Term Bond Fund ................................ 2,729,260 38,549 (16,123) 22,426
Ultra Short-Term Bond Fund ............................ 293,489 1,205 (2,445) (1,240)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Core Plus
Intermediate Bond Fund, Victory High Income Fund, Victory Income Fund, Victory Short-Term Bond Fund, and Victory Ultra Short-Term Bond
Fund (the “Funds”), each a series of Victory Portfolios III, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose reports dated June 27, 2024, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

Supplemental Information
April 30, 2025
Victory Portfolios III
141
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1% for Core Plus Intermediate Bond Fund, High Income Fund,
and Income Fund.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Core Plus Intermediate Bond Fund
Victory High Income Fund
Victory Income Fund
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
143
(Unaudited)
execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Core Plus Intermediate Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory High Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was equal to the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
Victory Short-Term Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, was equal to the median of its expense group and was above its expense universe. The data indicated that the Fund’s total expenses were equal to the median of its expense group and were above its expense universe.
The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Ultra Short-Term Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the median of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
144
(Unaudited)
universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Core Plus Intermediate Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
Victory High Income Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
Victory Short-Term Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
Victory Ultra Short-Term Bond Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to certain Funds. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Victory Core Plus Intermediate Bond Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. With respect to the other
Funds, the Board considered whether there should be changes in the management fee rate or structure in order to enable the Funds to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable;
(iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the
Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
145
(Unaudited)
services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-FIncome-0625

April 30, 2025
Annual: Full Financials
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements (Form N-CSR Item 7) 8
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Federal Tax Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
April 30, 2025
Victory Portfolios III
Victory Money Market Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (74.2%)
Communication Services (3.8%):
Verizon Communications, Inc., 4.60%, 5/6/25(a)(b) .............................. $ 80,000 $ 79,949
Consumer Discretionary (7.6%):
AutoNation, Inc., 4.85%, 5/1/25(a)(b) ........................................ 80,000 80,000
AutoZone, Inc.
4.48%, 5/1/25(a)(b) ................................................. 25,000 25,000
4.55%, 5/5/25(a)(b) ................................................. 30,000 29,985
4.53%, 5/7/25(a)(b) ................................................. 25,000 24,981
159,966
Consumer Staples (7.6%):
Cargill, Inc., 4.32%, 5/1/25(a)(b) ............................................ 80,000 80,000
Dairy Farmers of America, Inc., 4.63%, 5/1/25(a)(b) .............................. 80,000 80,000
160,000
Energy (12.1%):
Canadian Natural Resources Ltd., 5.06%, 5/23/25(a)(b) ............................ 90,000 89,723
Energy Transfer Equity LP, 4.53%, 5/1/25(a)(b) ................................. 85,000 85,000
Kinder Morgan Energy LP, 4.65%, 5/1/25(a)(b) ................................. 80,000 80,000
254,723
Financials (22.2%):
American Honda Finance Corp.
4.60%, 5/21/25(a)(b) ................................................ 20,000 19,949
4.70%, 7/9/25(a)(b) ................................................. 20,000 19,822
Barton Capital Corp., 4.46%, 8/4/25(a)(b) ..................................... 20,000 19,770
Cancara Asset Securitization LLC, 4.41%, 5/7/25(a)(b) ............................ 14,000 13,990
General Motors Financial Co., 4.58%, 5/1/25(a)(b) ............................... 80,000 80,000
Hannover Funding Co. LLC
4.47%, 5/1/25(a)(b) ................................................. 18,000 18,000
4.51%, 5/9/25(a)(b) ................................................. 15,000 14,985
4.58%, 7/2/25(a)(b) ................................................. 20,000 19,844
Hyundai Capital America, Inc., 4.56%, 5/2/25(a)(b) .............................. 20,000 19,997
LMA-Americas LLC
4.42%, 7/15/25(a)(b) ................................................ 20,000 19,819
4.45%, 7/24/25(a)(b) ................................................ 20,000 19,795
Manhattan Asset Funding Co., 4.42%, 6/4/25(a)(b) ............................... 20,000 19,918
National Rural Utilities Cooperative Finance Corp.
4.49%, 5/13/25(a)(b) ................................................ 20,000 19,970
4.52%, 5/23/25(a)(b) ................................................ 10,000 9,973
Old Line Funding LLC, 4.66% (SOFR+30bps), 7/30/25(a)(c) ....................... 20,000 20,000
Ridgefield Funding Co. LLC
4.65%, 5/16/25(a)(b) ................................................ 20,000 19,962
4.42%, 5/22/25(a)(b) ................................................ 10,000 9,974
Sheffield Receivables Co. LLC, 4.43%, 5/13/25(a)(b) ............................. 20,000 19,971
Victory Receivables Corp.
4.44%, 5/7/25(a)(b) ................................................. 20,000 19,985
4.42%, 5/15/25(a)(b) ................................................ 20,000 19,966
VW Credit, Inc.
4.73%, 5/8/25(a)(b) ................................................. 20,750 20,731
4.77%, 5/28/25(a)(b) ................................................ 20,000 19,929
466,350
Industrials (2.9%):
Tyco Electronics Ltd.
4.61%, 5/2/25(a)(b) ................................................. 40,000 39,995
4.63%, 5/7/25(a)(b) ................................................. 20,000 19,984
59,979
Information Technology (3.8%):
Amphenol Corp.
4.50%, 5/1/25(a)(b) ................................................. 60,000 60,000
4.47%, 5/5/25(a)(b) ................................................. 20,000 19,990
79,990

Victory Portfolios III
Victory Money Market Fund
3
Schedule of Portfolio Investments — continued
April 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.9%):
Glencore Funding LLC, 4.59%, 6/2/25(a)(b) .................................... $ 20,000 $ 19,919
Utilities (13.3%):
Ameren Corp., 4.59%, 5/9/25(a)(b) .......................................... 40,000 39,959
CenterPoint Energy Resources Corp.
4.49%, 5/1/25(a)(b) ................................................. 50,000 50,000
4.49%, 5/1/25(a)(b) ................................................. 30,000 30,000
Commonwealth Edison Co., 4.48%, 5/1/25(a)(b) ................................ 60,000 60,000
Evergy Metro, Inc., 4.60%, 5/1/25(a)(b) ....................................... 25,000 25,000
Kansas City Power and Light Co.
4.60%, 5/1/25(a)(b) ................................................. 25,000 25,000
4.64%, 5/6/25(a)(b) ................................................. 50,000 49,968
279,927
Total Commercial Paper (Cost $1,560,803)
a
a
a
1,560,803
Certificates of Deposit (10.0%)
Bank of America Corp., 4.65%, 11/3/25 ....................................... 20,000 20,000
Bank of America Corp., 4.65%, 3/2/26 ........................................ 20,000 20,000
Bank of America Corp., 4.71%, 7/16/25 ....................................... 40,000 40,000
Bank of Nova Scotia, 4.70%, 10/3/25 (SOFR+34bps)(c) ........................... 20,000 20,000
Citibank NA, 4.70%, 9/18/25 (SOFR+34bps)(c) ................................. 30,000 30,000
Royal Bank of Canada, 4.71%, 8/6/25 (SOFR+35bps)(c) ........................... 20,000 20,000
Royal Bank of Canada, 4.61%, 5/6/25 (SOFR+25bps)(c) ........................... 20,000 20,000
Toronto-Dominion Bank, 4.70%, 8/7/25 (FEDL01+37bps)(c) ....................... 20,000 20,000
Toronto-Dominion Bank, 4.60%, 5/7/25 (FEDL01+27bps)(c) ....................... 20,000 20,000
Total Certificates of Deposit (Cost $210,000)
a
a
a
210,000
Repurchase Agreements (15.7%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 4.35%, purchased on
4/30/25, with a maturity date of 5/01/25, with a repurchase value of $329,040 (collateralized by
U.S. Treasury Bonds, 3.88%, due 2/15/43, with an aggregate value of $335,580) .......... 329,000 329,000
Total Repurchase Agreements (Cost $329,000)
a
a
a
329,000
Total Investments (Cost $2,099,803) — 99.9% 2,099,803
Other assets in excess of liabilities —  0.1% 1,441
NET ASSETS - 100.00% $ 2,101,244
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2025, the fair value of these securities was
$1,560,803 (thousands) and amounted to 74.2% of net assets.
(b) Rate represents the effective yield at April 30, 2025.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2025.
bps
—
Basis points
FEDL01
—
Effective Federal Fund Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
SOFR
—
Secured Overnight Financing Rate

Statement of Assets and Liabilities
April 30, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,770,803) $ 1,770,803
Repurchase agreements, at value (Cost $329,000) 329,000
Cash 1,601
Receivables:
Interest 1,236
Capital shares issued 2,667
From Adviser 15
Prepaid expenses 50
Total Assets 2,105,372
Liabilities:
Payables:
Distributions 97
Capital shares redeemed 2,852
Accrued expenses and other payables:
Investment advisory fees 414
Administration fees 173
Custodian fees 82
Transfer agent fees 450
Compliance fees 2
Trustees' fees 1
Other accrued expenses 57
Total Liabilities 4,128
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,101,279
Total accumulated earnings (35)
Net Assets $ 2,101,244
Shares (unlimited number of shares authorized with no par value): 2,101,677
Net asset value, offering and redemption price per share:(a) $ 1 .00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Money
Market Fund
Investment Income:
Interest $ 105,366
Total Income 105,366
Expenses:
Investment advisory fees 4,958
Administration fees 2,066
Sub-Administration fees 32
Custodian fees 287
Transfer agent fees 5,260
Trustees' fees 45
Compliance fees 17
Legal and audit fees 82
State registration and filing fees 80
Other expenses 153
Total Expenses 12,980
Less fees paid indirectly (71)
Expenses waived/reimbursed by Adviser (103)
Net Expenses 12,806
Net Investment Income 92,560
Realized Gains from Investments:
Net realized gains from investment securities 41
Net realized gains on investments 41
Change in net assets resulting from operations $ 92,601

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income $ 92,560 $ 101,964
Net realized gains 41 55
Change in net assets resulting from operations 92,601 102,019
Change in net assets resulting from distributions to shareholders (92,559) (101,963)
Change in net assets resulting from capital transactions 39,612 40,153
Change in net assets 39,654 40,209
Net Assets:
Beginning of period 2,061,590 2,021,381
End of period $ 2,101,244 $ 2,061,590
Capital Transactions:
Proceeds from shares issued $ 608,353 $ 579,532
Distributions reinvested 91,429 100,874
Cost of shares redeemed (660,170) (640,253)
Change in net assets resulting from capital transactions $ 39,612 $ 40,153
Share Transactions:
Issued 608,364 579,532
Reinvested 91,429 100,878
Redeemed (660,170) (640,253)
Change in Shares 39,623 40,157

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.04 0.05 0.03 —(c) —(c) 0.01
Net realized and unrealized gains —(c) —(c) — —(c) — —(c)
Total from Investment Activities 0.04 0.05 0.03 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.04) (0.05) (0.03) —(c) —(c) (0.01)
Net realized gains — — — —(c) —(c) —
Total Distributions (0.04) (0.05) (0.03) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 4.58% 5.14% 2.71% 0.24% 0.01% 1.04%
Ratios to Average Net Assets:
Net Expenses(f) 0.62%(g) 0.62%(g) 0.62% 0.35% 0.23% 0.58%
Net Investment Income(f) 4.48% 5.02% 3.61% 0.24% 0.01% 1.15%
Gross Expenses(f) 0.63%(g) 0.63%(g) 0.62% 0.62% 0.61% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $2,101,244 $2,061,590 $2,021,381 $1,879,039 $1,950,769 $2,344,619
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
April 30, 2025
Victory Portfolios III
8
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
Repurchase agreements are valued at cost which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
9
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At April
30, 2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended April 30, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as
Administration fees.

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
10
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended April 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of April 30, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
In addition, the Adviser agreed to further reimburse fees in excess of the Fund’s expense limit of 0.62%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2025.
In effect until August 31, 2025
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
11
As of April 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds
Complex”), in aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended April 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Additionally, the agreement was renewed again effective
June 24, 2025, with a termination date of June 22, 2026, and the annual commitment fee remained unchanged at 0.15%. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds.
Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2025.
Expires
2026
Expires
2027
Expires
2028 Total
Money Market Fund ................................................... $ 56 $ 38 $ 103 $ 197

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
12
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of April 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
As of April 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s
Total
Accumulated
Earnings
(Loss) Capital
Money Market Fund ......................................................................... $ (47) $ 47
Year Ended April 30, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 92,559 $ 92,559
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 101,963 $ 101,963
Undistributed
Ordinary
Income
Distributions
Payable
Total
Accumulated
Earnings
(Loss)
Money Market Fund ......................................................... $ 62 $ (97) $ (35)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Money Market Fund .................................. $ 2,099,803 $ — $ — $ —

Notes to Financial Statements — continued
April 30, 2025
Victory Portfolios III
13
comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

14
Report of Independent Registered Public Accounting Firm
To the Shareholders of Victory Money Market Fund and Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Money Market
Fund (the “Fund”), a series of Victory Portfolios III, as of April 30, 2025, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years or periods ended April 30, 2024, and prior, were audited by other auditors whose report dated June 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

Supplemental Information
April 30, 2025
Victory Portfolios III
15
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended April 30, 2025, the Fund designated short-term capital gain distributions in the amount of $41 thousand.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
April 30, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
17
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was equal to the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the
Adviser’s current undertakings to maintain an expense limitation for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2024, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
April 30, 2025
Victory Portfolios III
18
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23427-0625

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Auditor
At the meeting held on March 11, 2025, Ernst & Young LLP (“EY”) resigned as the Victory Portfolios III’s (the “Trust”) independent registered public accounting firm effective upon the completion of certain statutory audits for the fiscal year ended February 28, 2025. Effective on the same date, the Trust’s Board and Audit and Compliance Committee recommended and appointed Cohen & Company, LTD (“Cohen”) as the Trust’s independent registered public accounting firm for fiscal years ending with April 30, 2025, February 28, 2026, and April 30, 2026.
EY’s report on the financial statements of Victory Portfolios III for the past two fiscal years ended April 30, 2024, and April 30, 2023, did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with the audits of Victory Portfolios III’s financial statements for each of the two fiscal years ended April 30, 2024 and April 30, 2023, and in the subsequent interim period through March 11, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of EY would have caused EY to make reference to the matter in their report. There were no “reportable events” as that term is described in Item 304(a)(1)(v) of Regulation S-K. The Trust has requested EY to furnish it a letter addressed to the Securities and Exchange Commission stating whether it agrees with the above statements in accordance with Item 304(a) of Regulation S-K. A copy of that letter, dated July 3, 2025, is filed as Exhibit 19.a.5 to this Form N-CSR.
During the fiscal year ended April 30, 2024, and for the interim period ended March 11, 2025, the Trust did not consult with Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Change in the registrant’s independent public accountant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios III

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Executive Officer

Date      July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      July 3, 2025

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      July 3, 2025